UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09997

Baird Funds, Inc.

(Exact name of registrant as specified in charter)

777 East Wisconsin Avenue

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Andrew D. Ketter

Robert W. Baird & Co. Incorporated

777 East Wisconsin Avenue

Milwaukee, WI 53202
(Name and address of agent for service)

1-866-442-2473

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Reports to Stockholders.

(a)

Baird Ultra Short Bond Fund
Investor Class Shares | BUBSX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Baird Ultra Short Bond Fund   (the “Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class Shares | BUBSX	$20	0.40%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$9,067,719,327	Average Effective Duration	0.53 years
Number of Holdings	370	Average Effective Maturity	0.56 years
Portfolio Turnover Rate	48%	SEC 30-Day Yield	4.29%
Average Credit Quality	A+	SEC 30-Day Unsubsidized Yield	4.14%
WHAT DID THE FUND INVEST IN?  (% of total investments as of June 30, 2025)

Security Type Breakdown
Corporate Bonds	45.4%
U.S. Treasury Securities	17.8%
U.S. Treasury Bills	11.6%
Asset-Backed Securities	10.7%
Non-Agency CMBS	5.8%
Money Market Funds	4.6%
Commercial Paper	3.6%
Non-Agency RMBS	0.4%
Municipal Bonds	0.1%
Other Government Related Securities	0.0%

Credit Rating Breakdown*
U.S. Treasury	30.5%
U.S. Agency	0.0%
AAA	18.0%
AA	0.8%
A	15.9%
BBB	34.4%
Below BBB	0.4%
Not Rated	0.0%
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Ultra Short Bond Fund	PAGE 1	TSR-SAR-057071714

Baird Ultra Short Bond Fund
Institutional Class Shares | BUBIX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Baird Ultra Short Bond Fund   (the “Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class Shares | BUBIX	$8	0.15%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$9,067,719,327	Average Effective Duration	0.53 years
Number of Holdings	370	Average Effective Maturity	0.56 years
Portfolio Turnover Rate	48%	SEC 30-Day Yield	4.54%
Average Credit Quality	A+	SEC 30-Day Unsubsidized Yield	4.39%
WHAT DID THE FUND INVEST IN?  (% of total investments as of June 30, 2025)

Security Type Breakdown
Corporate Bonds	45.4%
U.S. Treasury Securities	17.8%
U.S. Treasury Bills	11.6%
Asset-Backed Securities	10.7%
Non-Agency CMBS	5.8%
Money Market Funds	4.6%
Commercial Paper	3.6%
Non-Agency RMBS	0.4%
Municipal Bonds	0.1%
Other Government Related Securities	0.0%

Credit Rating Breakdown*
U.S. Treasury	30.5%
U.S. Agency	0.0%
AAA	18.0%
AA	0.8%
A	15.9%
BBB	34.4%
Below BBB	0.4%
Not Rated	0.0%
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Ultra Short Bond Fund	PAGE 1	TSR-SAR-057071722

Baird Short-Term Bond Fund
Investor Class Shares | BSBSX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Baird Short-Term Bond Fund   (the “Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class Shares | BSBSX	$28	0.55%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$11,140,320,447	Average Effective Duration	1.87 years
Number of Holdings	471	Average Effective Maturity	2.03 years
Portfolio Turnover Rate	61%	SEC 30-Day Yield	3.97%
Average Credit Quality	A+
WHAT DID THE FUND INVEST IN?  (% of total investments as of June 30, 2025)

Security Type Breakdown
Corporate Bonds	50.7%
U.S. Treasury Securities	34.2%
Asset-Backed Securities	4.3%
Non-Agency CMBS	3.5%
Non-Agency RMBS	3.2%
Money Market Funds	3.0%
Municipal Bonds	0.7%
Other Government Related Securities	0.4%

Credit Rating Breakdown*
U.S. Treasury	35.1%
U.S. Agency	0.0%
AAA	11.7%
AA	4.3%
A	16.4%
BBB	31.7%
Below BBB	0.7%
Not Rated	0.1%
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Short-Term Bond Fund	PAGE 1	TSR-SAR-057071730

Baird Short-Term Bond Fund
Institutional Class Shares | BSBIX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Baird Short-Term Bond Fund   (the “Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class Shares | BSBIX	$15	0.30%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$11,140,320,447	Average Effective Duration	1.87 years
Number of Holdings	471	Average Effective Maturity	2.03 years
Portfolio Turnover Rate	61%	SEC 30-Day Yield	4.23%
Average Credit Quality	A+
WHAT DID THE FUND INVEST IN?  (% of total investments as of June 30, 2025)

Security Type Breakdown
Corporate Bonds	50.7%
U.S. Treasury Securities	34.2%
Asset-Backed Securities	4.3%
Non-Agency CMBS	3.5%
Non-Agency RMBS	3.2%
Money Market Funds	3.0%
Municipal Bonds	0.7%
Other Government Related Securities	0.4%

Credit Rating Breakdown*
U.S. Treasury	35.1%
U.S. Agency	0.0%
AAA	11.7%
AA	4.3%
A	16.4%
BBB	31.7%
Below BBB	0.7%
Not Rated	0.1%
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Short-Term Bond Fund	PAGE 1	TSR-SAR-057071409

Baird Intermediate Bond Fund
Investor Class Shares | BIMSX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Baird Intermediate Bond Fund   (the “Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class Shares | BIMSX	$28	0.55%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$11,363,017,139	Average Effective Duration	3.76 years
Number of Holdings	785	Average Effective Maturity	4.31 years
Portfolio Turnover Rate	22%	SEC 30-Day Yield	3.87%
Average Credit Quality	AA-
WHAT DID THE FUND INVEST IN?  (% of total investments as of June 30, 2025)

Security Type Breakdown
U.S. Treasury Securities	45.7%
Corporate Bonds	39.3%
Non-Agency RMBS	4.6%
Non-Agency CMBS	3.5%
Asset-Backed Securities	2.5%
Money Market Funds	2.1%
Municipal Bonds	1.7%
Other Government Related Securities	0.4%
Agency CMBS	0.2%
Agency RMBS	0.0%

Credit Rating Breakdown*
U.S. Treasury	46.5%
U.S. Agency	0.2%
AAA	11.5%
AA	4.1%
A	14.6%
BBB	23.0%
Below BBB	0.2%
Not Rated	0.0%
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Intermediate Bond Fund	PAGE 1	TSR-SAR-057071706

Baird Intermediate Bond Fund
Institutional Class Shares | BIMIX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Baird Intermediate Bond Fund   (the “Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class Shares | BIMIX	$15	0.30%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$11,363,017,139	Average Effective Duration	3.76 years
Number of Holdings	785	Average Effective Maturity	4.31 years
Portfolio Turnover Rate	22%	SEC 30-Day Yield	4.12%
Average Credit Quality	AA-
WHAT DID THE FUND INVEST IN?  (% of total investments as of June 30, 2025)

Security Type Breakdown
U.S. Treasury Securities	45.7%
Corporate Bonds	39.3%
Non-Agency RMBS	4.6%
Non-Agency CMBS	3.5%
Asset-Backed Securities	2.5%
Money Market Funds	2.1%
Municipal Bonds	1.7%
Other Government Related Securities	0.4%
Agency CMBS	0.2%
Agency RMBS	0.0%

Credit Rating Breakdown*
U.S. Treasury	46.5%
U.S. Agency	0.2%
AAA	11.5%
AA	4.1%
A	14.6%
BBB	23.0%
Below BBB	0.2%
Not Rated	0.0%
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Intermediate Bond Fund	PAGE 1	TSR-SAR-057071805

Baird Aggregate Bond Fund
Investor Class Shares | BAGSX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Baird Aggregate Bond Fund   (the “Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class Shares | BAGSX	$28	0.55%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$53,316,718,294	Average Effective Duration	6.06 years
Number of Holdings	1,932	Average Effective Maturity	8.06 years
Portfolio Turnover Rate	16%	SEC 30-Day Yield	4.03%
Average Credit Quality	AA-
WHAT DID THE FUND INVEST IN?  (% of total investments as of June 30, 2025)

Security Type Breakdown
Corporate Bonds	36.2%
U.S. Treasury Securities	28.6%
Agency RMBS	20.3%
Non-Agency RMBS	4.9%
Non-Agency CMBS	4.1%
Asset-Backed Securities	2.7%
Money Market Funds	1.6%
Agency CMBS	0.9%
Municipal Bonds	0.5%
Other Government Related Securities	0.2%

Credit Rating Breakdown*
U.S. Treasury	28.9%
U.S. Agency	21.3%
AAA	12.3%
AA	3.1%
A	13.4%
BBB	20.8%
Below BBB	0.3%
Not Rated	0.0%
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Aggregate Bond Fund	PAGE 1	TSR-SAR-057071862

Baird Aggregate Bond Fund
Institutional Class Shares | BAGIX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Baird Aggregate Bond Fund   (the “Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class Shares | BAGIX	$15	0.30%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$53,316,718,294	Average Effective Duration	6.06 years
Number of Holdings	1,932	Average Effective Maturity	8.06 years
Portfolio Turnover Rate	16%	SEC 30-Day Yield	4.28%
Average Credit Quality	AA-
WHAT DID THE FUND INVEST IN?  (% of total investments as of June 30, 2025)

Security Type Breakdown
Corporate Bonds	36.2%
U.S. Treasury Securities	28.6%
Agency RMBS	20.3%
Non-Agency RMBS	4.9%
Non-Agency CMBS	4.1%
Asset-Backed Securities	2.7%
Money Market Funds	1.6%
Agency CMBS	0.9%
Municipal Bonds	0.5%
Other Government Related Securities	0.2%

Credit Rating Breakdown*
U.S. Treasury	28.9%
U.S. Agency	21.3%
AAA	12.3%
AA	3.1%
A	13.4%
BBB	20.8%
Below BBB	0.3%
Not Rated	0.0%
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Aggregate Bond Fund	PAGE 1	TSR-SAR-057071854

Baird Core Plus Bond Fund
Investor Class Shares | BCOSX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Baird Core Plus Bond Fund   (the “Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class Shares | BCOSX	$28	0.55%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$38,965,969,952	Average Effective Duration	5.83 years
Number of Holdings	1,896	Average Effective Maturity	7.79 years
Portfolio Turnover Rate	17%	SEC 30-Day Yield	4.19%
Average Credit Quality	A+
WHAT DID THE FUND INVEST IN?  (% of total investments as of June 30, 2025)

Security Type Breakdown
Corporate Bonds	44.2%
U.S. Treasury Securities	24.2%
Agency RMBS	16.8%
Non-Agency RMBS	4.9%
Non-Agency CMBS	4.0%
Asset-Backed Securities	2.7%
Money Market Funds	1.6%
Agency CMBS	0.7%
Municipal Bonds	0.7%
Other Government Related Securities	0.2%

Credit Rating Breakdown*
U.S. Treasury	24.4%
U.S. Agency	17.5%
AAA	12.4%
AA	2.7%
A	13.9%
BBB	26.5%
Below BBB	2.5%
Not Rated	0.1%
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Core Plus Bond Fund	PAGE 1	TSR-SAR-057071888

Baird Core Plus Bond Fund
Institutional Class Shares | BCOIX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Baird Core Plus Bond Fund   (the “Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class Shares | BCOIX	$15	0.30%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$38,965,969,952	Average Effective Duration	5.83 years
Number of Holdings	1,896	Average Effective Maturity	7.79 years
Portfolio Turnover Rate	17%	SEC 30-Day Yield	4.44%
Average Credit Quality	A+
WHAT DID THE FUND INVEST IN?  (% of total investments as of June 30, 2025)

Security Type Breakdown
Corporate Bonds	44.2%
U.S. Treasury Securities	24.2%
Agency RMBS	16.8%
Non-Agency RMBS	4.9%
Non-Agency CMBS	4.0%
Asset-Backed Securities	2.7%
Money Market Funds	1.6%
Agency CMBS	0.7%
Municipal Bonds	0.7%
Other Government Related Securities	0.2%

Credit Rating Breakdown*
U.S. Treasury	24.4%
U.S. Agency	17.5%
AAA	12.4%
AA	2.7%
A	13.9%
BBB	26.5%
Below BBB	2.5%
Not Rated	0.1%
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Core Plus Bond Fund	PAGE 1	TSR-SAR-057071870

Baird Short-Term Municipal Bond Fund
Investor Class Shares | BTMSX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Baird Short-Term Municipal Bond Fund   (the “Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class Shares | BTMSX	$28	0.55%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,656,939,786	Average Effective Duration	2.29 years
Number of Holdings	1,215	Average Effective Maturity	2.52 years
Portfolio Turnover Rate	14%	SEC 30-Day Yield	3.10%
Average Credit Quality	A+
WHAT DID THE FUND INVEST IN?  (% of total investments as of June 30, 2025)

Security Type Breakdown
Revenue	63.3%
General Obligation	27.2%
Pre-Refunded ETM	9.3%
Money Market Funds	0.2%

Credit Rating Breakdown*
U.S. Treasury	0.0%
U.S. Agency	0.0%
AAA	12.4%
AA	54.6%
A	16.2%
BBB	10.3%
Below BBB	1.0%
Not Rated	5.4%
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest). For pre-refunded securities the reported credit quality reflects the highest reported rating from a NRSRO for the underlying collateral.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Short-Term Municipal Bond Fund	PAGE 1	TSR-SAR-057071623

Baird Short-Term Municipal Bond Fund
Institutional Class Shares | BTMIX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Baird Short-Term Municipal Bond Fund   (the “Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class Shares | BTMIX	$15	0.30%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,656,939,786	Average Effective Duration	2.29 years
Number of Holdings	1,215	Average Effective Maturity	2.52 years
Portfolio Turnover Rate	14%	SEC 30-Day Yield	3.35%
Average Credit Quality	A+
WHAT DID THE FUND INVEST IN?  (% of total investments as of June 30, 2025)

Security Type Breakdown
Revenue	63.3%
General Obligation	27.2%
Pre-Refunded ETM	9.3%
Money Market Funds	0.2%

Credit Rating Breakdown*
U.S. Treasury	0.0%
U.S. Agency	0.0%
AAA	12.4%
AA	54.6%
A	16.2%
BBB	10.3%
Below BBB	1.0%
Not Rated	5.4%
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest). For pre-refunded securities the reported credit quality reflects the highest reported rating from a NRSRO for the underlying collateral.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Short-Term Municipal Bond Fund	PAGE 1	TSR-SAR-057071631

Baird Strategic Municipal Bond Fund
Investor Class Shares | BSNSX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Baird Strategic Municipal Bond Fund   (the “Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class Shares | BSNSX	$27	0.55%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$2,185,387,324	Average Effective Duration	5.06 years
Number of Holdings	1,533	Average Effective Maturity	4.86 years
Portfolio Turnover Rate	13%	SEC 30-Day Yield	3.47%
Average Credit Quality	A+
WHAT DID THE FUND INVEST IN?  (% of total investments as of June 30, 2025)

Security Type Breakdown
Revenue	75.8%
General Obligation	20.3%
Pre-Refunded ETM	3.3%
Money Market Funds	0.6%

Credit Rating Breakdown*
U.S. Treasury	0.0%
U.S Agency	0.0%
AAA	11.4%
AA	53.0%
A	22.7%
BBB	7.5%
Below BBB	1.4%
Not Rated	4.0%
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest). For pre-refunded securities the reported credit quality reflects the highest reported rating from a NRSRO for the underlying collateral.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Strategic Municipal Bond Fund	PAGE 1	TSR-SAR-057071524

Baird Strategic Municipal Bond Fund
Institutional Class Shares | BSNIX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Baird Strategic Municipal Bond Fund   (the “Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class Shares | BSNIX	$15	0.30%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$2,185,387,324	Average Effective Duration	5.06 years
Number of Holdings	1,533	Average Effective Maturity	4.86 years
Portfolio Turnover Rate	13%	SEC 30-Day Yield	3.72%
Average Credit Quality	A+
WHAT DID THE FUND INVEST IN?  (% of total investments as of June 30, 2025)

Security Type Breakdown
Revenue	75.8%
General Obligation	20.3%
Pre-Refunded ETM	3.3%
Money Market Funds	0.6%

Credit Rating Breakdown*
U.S. Treasury	0.0%
U.S Agency	0.0%
AAA	11.4%
AA	53.0%
A	22.7%
BBB	7.5%
Below BBB	1.4%
Not Rated	4.0%
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest). For pre-refunded securities the reported credit quality reflects the highest reported rating from a NRSRO for the underlying collateral.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Strategic Municipal Bond Fund	PAGE 1	TSR-SAR-057071516

Baird Quality Intermediate Municipal Bond Fund
Investor Class Shares | BMBSX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Baird Quality Intermediate Municipal Bond Fund   (the “Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class Shares | BMBSX	$27	0.55%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,038,524,548	Average Effective Duration	4.61 years
Number of Holdings	617	Average Effective Maturity	4.71 years
Portfolio Turnover Rate	13%	SEC 30-Day Yield	3.09%
Average Credit Quality	AA+
WHAT DID THE FUND INVEST IN?  (% of total investments as of June 30, 2025)

Security Type Breakdown
Pre-Refunded ETM	44.6%
Revenue	32.9%
General Obligation	19.7%
U.S. Treasury Securities	1.5%
Money Market Funds	1.3%

Credit Rating Breakdown*
U.S. Treasury	1.5%
U.S. Agency	0.0%
AAA	16.8%
AA	81.4%
A	0.3%
BBB	0.0%
Below BBB	0.0%
Not Rated	0.0%
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest). For pre-refunded securities the reported credit quality reflects the highest reported rating from a NRSRO for the underlying collateral.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Quality Intermediate Municipal Bond Fund	PAGE 1	TSR-SAR-057071508

Baird Quality Intermediate Municipal Bond Fund
Institutional Class Shares | BMBIX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Baird Quality Intermediate Municipal Bond Fund   (the “Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class Shares | BMBIX	$15	0.30%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,038,524,548	Average Effective Duration	4.61 years
Number of Holdings	617	Average Effective Maturity	4.71 years
Portfolio Turnover Rate	13%	SEC 30-Day Yield	3.34%
Average Credit Quality	AA+
WHAT DID THE FUND INVEST IN?  (% of total investments as of June 30, 2025)

Security Type Breakdown
Pre-Refunded ETM	44.6%
Revenue	32.9%
General Obligation	19.7%
U.S. Treasury Securities	1.5%
Money Market Funds	1.3%

Credit Rating Breakdown*
U.S. Treasury	1.5%
U.S. Agency	0.0%
AAA	16.8%
AA	81.4%
A	0.3%
BBB	0.0%
Below BBB	0.0%
Not Rated	0.0%
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest). For pre-refunded securities the reported credit quality reflects the highest reported rating from a NRSRO for the underlying collateral.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Quality Intermediate Municipal Bond Fund	PAGE 1	TSR-SAR-057071607

Baird Core Intermediate Municipal Bond Fund
Investor Class Shares | BMNSX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Baird Core Intermediate Municipal Bond Fund   (the “Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class Shares | BMNSX	$27	0.55%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$4,598,244,962	Average Effective Duration	5.09 years
Number of Holdings	3,099	Average Effective Maturity	5.15 years
Portfolio Turnover Rate	14%	SEC 30-Day Yield	3.50%
Average Credit Quality	AA-
WHAT DID THE FUND INVEST IN?  (% of total investments as of June 30, 2025)

Security Type Breakdown
Revenue	67.0%
General Obligation	26.5%
Pre-Refunded ETM	5.1%
Money Market Funds	0.7%
U.S. Treasury Securities	0.7%

Credit Rating Breakdown*
U.S. Treasury	0.7%
U.S. Agency	0.0%
AAA	9.7%
AA	61.6%
A	17.9%
BBB	7.4%
Below BBB	0.7%
Not Rated	2.0%
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest). For pre-refunded securities the reported credit quality reflects the highest reported rating from a NRSRO for the underlying collateral.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Core Intermediate Municipal Bond Fund	PAGE 1	TSR-SAR-057071649

Baird Core Intermediate Municipal Bond Fund
Institutional Class Shares | BMNIX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Baird Core Intermediate Municipal Bond Fund   (the “Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class Shares | BMNIX	$15	0.30%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$4,598,244,962	Average Effective Duration	5.09 years
Number of Holdings	3,099	Average Effective Maturity	5.15 years
Portfolio Turnover Rate	14%	SEC 30-Day Yield	3.75%
Average Credit Quality	AA-
WHAT DID THE FUND INVEST IN?  (% of total investments as of June 30, 2025)

Security Type Breakdown
Revenue	67.0%
General Obligation	26.5%
Pre-Refunded ETM	5.1%
Money Market Funds	0.7%
U.S. Treasury Securities	0.7%

Credit Rating Breakdown*
U.S. Treasury	0.7%
U.S. Agency	0.0%
AAA	9.7%
AA	61.6%
A	17.9%
BBB	7.4%
Below BBB	0.7%
Not Rated	2.0%
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest). For pre-refunded securities the reported credit quality reflects the highest reported rating from a NRSRO for the underlying collateral.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Core Intermediate Municipal Bond Fund	PAGE 1	TSR-SAR-057071656

Baird Municipal Bond Fund
Investor Class Shares | BMQSX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Baird Municipal Bond Fund   (the “Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class Shares | BMQSX	$27	0.55%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$489,948,644	Average Effective Duration	6.89 years
Number of Holdings	676	Average Effective Maturity	7.61 years
Portfolio Turnover Rate	11%	SEC 30-Day Yield	3.82%
Average Credit Quality	A+
WHAT DID THE FUND INVEST IN?  (% of total investments as of June 30, 2025)

Security Type Breakdown
Revenue	71.8%
General Obligation	26.5%
Pre-Refunded ETM	0.9%
Money Market Funds	0.8%

Credit Rating Breakdown*
U.S. Treasury	0.0%
U.S Agency	0.0%
AAA	11.1%
AA	57.0%
A	19.5%
BBB	6.5%
Below BBB	1.4%
Not Rated	4.5%
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest). For pre-refunded securities the reported credit quality reflects the highest reported rating from a NRSRO for the underlying collateral.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Municipal Bond Fund	PAGE 1	TSR-SAR-057071490

Baird Municipal Bond Fund
Institutional Class Shares | BMQIX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Baird Municipal Bond Fund   (the “Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class Shares | BMQIX	$15	0.30%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$489,948,644	Average Effective Duration	6.89 years
Number of Holdings	676	Average Effective Maturity	7.61 years
Portfolio Turnover Rate	11%	SEC 30-Day Yield	4.07%
Average Credit Quality	A+
WHAT DID THE FUND INVEST IN?  (% of total investments as of June 30, 2025)

Security Type Breakdown
Revenue	71.8%
General Obligation	26.5%
Pre-Refunded ETM	0.9%
Money Market Funds	0.8%

Credit Rating Breakdown*
U.S. Treasury	0.0%
U.S Agency	0.0%
AAA	11.1%
AA	57.0%
A	19.5%
BBB	6.5%
Below BBB	1.4%
Not Rated	4.5%
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest). For pre-refunded securities the reported credit quality reflects the highest reported rating from a NRSRO for the underlying collateral.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Municipal Bond Fund	PAGE 1	TSR-SAR-057071482

Baird Mid Cap Growth Fund
Investor Class Shares | BMDSX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Baird Mid Cap Growth Fund   (the “Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class Shares | BMDSX	$52	1.07%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,456,545,344	Portfolio Turnover Rate	30%
Number of Holdings	53
WHAT DID THE FUND INVEST IN?  (% of total investments as of June 30, 2025)

Top 10 Holdings
Broadridge Financial Solutions, Inc.	2.7%
Dexcom, Inc.	2.6%
Live Nation Entertainment, Inc.	2.6%
DraftKings, Inc. - Class A	2.5%
Veeva Systems, Inc. - Class A	2.5%
BWX Technologies, Inc.	2.4%
Penumbra, Inc.	2.4%
MSCI, Inc.	2.4%
Tyler Technologies, Inc.	2.3%
CDW Corp.	2.3%

Sector Breakdown
Industrials	22.8%
Information Technology	19.0%
Health Care	17.2%
Consumer Discretionary	13.7%
Financials	10.7%
Consumer Staples	8.3%
Communication Services	2.6%
Real Estate	2.2%
Energy	1.6%
Money Market Funds	1.9%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Mid Cap Growth Fund	PAGE 1	TSR-SAR-057071821

Baird Mid Cap Growth Fund
Institutional Class Shares | BMDIX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Baird Mid Cap Growth Fund   (the “Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class Shares | BMDIX	$40	0.82%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,456,545,344	Portfolio Turnover Rate	30%
Number of Holdings	53
WHAT DID THE FUND INVEST IN?  (% of total investments as of June 30, 2025)

Top 10 Holdings
Broadridge Financial Solutions, Inc.	2.7%
Dexcom, Inc.	2.6%
Live Nation Entertainment, Inc.	2.6%
DraftKings, Inc. - Class A	2.5%
Veeva Systems, Inc. - Class A	2.5%
BWX Technologies, Inc.	2.4%
Penumbra, Inc.	2.4%
MSCI, Inc.	2.4%
Tyler Technologies, Inc.	2.3%
CDW Corp.	2.3%

Sector Breakdown
Industrials	22.8%
Information Technology	19.0%
Health Care	17.2%
Consumer Discretionary	13.7%
Financials	10.7%
Consumer Staples	8.3%
Communication Services	2.6%
Real Estate	2.2%
Energy	1.6%
Money Market Funds	1.9%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Mid Cap Growth Fund	PAGE 1	TSR-SAR-057071813

Baird Small/Mid Cap Growth Fund
Investor Class Shares | BSGSX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Baird Small/Mid Cap Growth Fund   (the “Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class Shares | BSGSX	$53	1.10%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$154,335,089	Portfolio Turnover Rate	34%
Number of Holdings	56
WHAT DID THE FUND INVEST IN?  (% of total investments as of June 30, 2025)

Top 10 Holdings
Insulet Corp.	3.5%
BWX Technologies, Inc.	3.2%
Casey’s General Stores, Inc.	3.1%
Shift4 Payments, Inc. - Class A	2.7%
Neurocrine Biosciences, Inc.	2.6%
Boot Barn Holdings, Inc.	2.6%
First American Government Obligations Fund - Class U	2.6%
Penumbra, Inc.	2.6%
DraftKings, Inc. - Class A	2.5%
Masimo Corp.	2.4%

Sector Breakdown
Health Care	23.6%
Information Technology	17.6%
Industrials	16.7%
Consumer Discretionary	16.1%
Financials	11.2%
Consumer Staples	8.4%
Energy	2.5%
Real Estate	1.3%
Money Market Funds	2.6%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Small/Mid Cap Growth Fund	PAGE 1	TSR-SAR-057071532

Baird Small/Mid Cap Growth Fund
Institutional Class Shares | BSGIX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Baird Small/Mid Cap Growth Fund   (the “Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class Shares | BSGIX	$41	0.85%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$154,335,089	Portfolio Turnover Rate	34%
Number of Holdings	56
WHAT DID THE FUND INVEST IN?  (% of total investments as of June 30, 2025)

Top 10 Holdings
Insulet Corp.	3.5%
BWX Technologies, Inc.	3.2%
Casey’s General Stores, Inc.	3.1%
Shift4 Payments, Inc. - Class A	2.7%
Neurocrine Biosciences, Inc.	2.6%
Boot Barn Holdings, Inc.	2.6%
First American Government Obligations Fund - Class U	2.6%
Penumbra, Inc.	2.6%
DraftKings, Inc. - Class A	2.5%
Masimo Corp.	2.4%

Sector Breakdown
Health Care	23.6%
Information Technology	17.6%
Industrials	16.7%
Consumer Discretionary	16.1%
Financials	11.2%
Consumer Staples	8.4%
Energy	2.5%
Real Estate	1.3%
Money Market Funds	2.6%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Small/Mid Cap Growth Fund	PAGE 1	TSR-SAR-057071540

Baird Equity Opportunity Fund
Investor Class Shares | BSVSX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Baird Equity Opportunity Fund   (the “Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class Shares | BSVSX	$73	1.50%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$76,116,768	Portfolio Turnover Rate	42%
Number of Holdings	39
WHAT DID THE FUND INVEST IN?  (% of total investments as of June 30, 2025)

Top 10 Holdings
Sportradar Group AG - Class A	9.0%
NCR Voyix Corp.	8.4%
BILL Holdings, Inc.	5.7%
ZoomInfo Technologies, Inc.	4.2%
Norwegian Cruise Line Holdings Ltd.	4.1%
Universal Display Corp.	4.1%
Phreesia, Inc.	3.9%
Mister Car Wash, Inc.	3.9%
HealthEquity, Inc.	3.9%
Madison Square Garden Sports Corp.	3.8%

Sector Breakdown
Information Technology	30.6%
Industrials	19.8%
Consumer Discretionary	19.1%
Health Care	14.5%
Communication Services	9.9%
Consumer Staples	2.2%
Energy	2.1%
Financials	1.1%
Money Market Funds	0.7%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Equity Opportunity Fund	PAGE 1	TSR-SAR-057071755

Baird Equity Opportunity Fund
Institutional Class Shares | BSVIX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Baird Equity Opportunity Fund   (the “Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class Shares | BSVIX	$61	1.25%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$76,116,768	Portfolio Turnover Rate	42%
Number of Holdings	39
WHAT DID THE FUND INVEST IN?  (% of total investments as of June 30, 2025)

Top 10 Holdings
Sportradar Group AG - Class A	9.0%
NCR Voyix Corp.	8.4%
BILL Holdings, Inc.	5.7%
ZoomInfo Technologies, Inc.	4.2%
Norwegian Cruise Line Holdings Ltd.	4.1%
Universal Display Corp.	4.1%
Phreesia, Inc.	3.9%
Mister Car Wash, Inc.	3.9%
HealthEquity, Inc.	3.9%
Madison Square Garden Sports Corp.	3.8%

Sector Breakdown
Information Technology	30.6%
Industrials	19.8%
Consumer Discretionary	19.1%
Health Care	14.5%
Communication Services	9.9%
Consumer Staples	2.2%
Energy	2.1%
Financials	1.1%
Money Market Funds	0.7%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Equity Opportunity Fund	PAGE 1	TSR-SAR-057071748

Baird Chautauqua International Growth Fund
Investor Class Shares | CCWSX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Baird Chautauqua International Growth Fund   (the “Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class Shares | CCWSX	$55	1.05%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,426,488,110	Portfolio Turnover Rate	8%
Number of Holdings	32
WHAT DID THE FUND INVEST IN?  (% of total investments as of June 30, 2025)

Geographic Breakdown
China	14.7%
Canada	14.7%
Japan	12.4%
United States	11.1%
Netherlands	7.7%
Denmark	7.7%
India	7.6%
Singapore	7.6%
France	5.0%
Other Countries	11.5%

Top 10 Holdings
Safran SA	5.0%
Constellation Software, Inc.	4.6%
Waste Connections, Inc.	4.4%
Adyen NV	4.2%
Fairfax Financial Holdings Ltd.	4.1%
Prosus NV	4.0%
HDFC Bank Ltd.	3.9%
DBS Group Holdings Ltd.	3.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.8%
Sea Ltd.	3.7%

Sector Breakdown
Information Technology	25.6%
Industrials	21.0%
Financials	18.3%
Consumer Discretionary	11.6%
Health Care	10.9%
Communication Services	3.7%
Utilities	3.5%
Real Estate	2.6%
Money Market Funds	2.8%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Chautauqua International Growth Fund	PAGE 1	TSR-SAR-057071565

Baird Chautauqua International Growth Fund
Institutional Class Shares | CCWIX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Baird Chautauqua International Growth Fund   (the “Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class Shares | CCWIX	$42	0.80%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,426,488,110	Portfolio Turnover Rate	8%
Number of Holdings	32
WHAT DID THE FUND INVEST IN?  (% of total investments as of June 30, 2025)

Geographic Breakdown
China	14.7%
Canada	14.7%
Japan	12.4%
United States	11.1%
Netherlands	7.7%
Denmark	7.7%
India	7.6%
Singapore	7.6%
France	5.0%
Other Countries	11.5%

Top 10 Holdings
Safran SA	5.0%
Constellation Software, Inc.	4.6%
Waste Connections, Inc.	4.4%
Adyen NV	4.2%
Fairfax Financial Holdings Ltd.	4.1%
Prosus NV	4.0%
HDFC Bank Ltd.	3.9%
DBS Group Holdings Ltd.	3.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.8%
Sea Ltd.	3.7%

Sector Breakdown
Information Technology	25.6%
Industrials	21.0%
Financials	18.3%
Consumer Discretionary	11.6%
Health Care	10.9%
Communication Services	3.7%
Utilities	3.5%
Real Estate	2.6%
Money Market Funds	2.8%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Chautauqua International Growth Fund	PAGE 1	TSR-SAR-057071557

Baird Chautauqua Global Growth Fund
Investor Class Shares | CCGSX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Baird Chautauqua Global Growth Fund   (the “Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class Shares | CCGSX	$55	1.05%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$411,743,535	Portfolio Turnover Rate	9%
Number of Holdings	42
WHAT DID THE FUND INVEST IN?  (% of total investments as of June 30, 2025)

Geographic Breakdown
United States	36.2%
Canada	11.4%
China	10.2%
Japan	8.3%
Netherlands	5.9%
Denmark	5.8%
Singapore	5.6%
India	5.2%
France	3.6%
Other Countries	7.8%

Top 10 Holdings
Constellation Software, Inc.	4.6%
Mastercard, Inc. - Class A	4.5%
Waste Connections, Inc.	3.7%
Safran SA	3.6%
Amazon.com, Inc.	3.4%
Alphabet, Inc. - Class A	3.3%
Adyen NV	3.3%
Charles Schwab Corp.	3.2%
Sea Ltd.	3.0%
Prosus NV	3.0%

Sector Breakdown
Information Technology	22.7%
Financials	21.1%
Consumer Discretionary	16.4%
Industrials	13.6%
Health Care	13.4%
Communication Services	6.3%
Utilities	2.3%
Real Estate	1.9%
Money Market Funds	2.3%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Chautauqua Global Growth Fund	PAGE 1	TSR-SAR-057071573

Baird Chautauqua Global Growth Fund
Institutional Class Shares | CCGIX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Baird Chautauqua Global Growth Fund   (the “Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class Shares | CCGIX	$42	0.80%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$411,743,535	Portfolio Turnover Rate	9%
Number of Holdings	42
WHAT DID THE FUND INVEST IN?  (% of total investments as of June 30, 2025)

Geographic Breakdown
United States	36.2%
Canada	11.4%
China	10.2%
Japan	8.3%
Netherlands	5.9%
Denmark	5.8%
Singapore	5.6%
India	5.2%
France	3.6%
Other Countries	7.8%

Top 10 Holdings
Constellation Software, Inc.	4.6%
Mastercard, Inc. - Class A	4.5%
Waste Connections, Inc.	3.7%
Safran SA	3.6%
Amazon.com, Inc.	3.4%
Alphabet, Inc. - Class A	3.3%
Adyen NV	3.3%
Charles Schwab Corp.	3.2%
Sea Ltd.	3.0%
Prosus NV	3.0%

Sector Breakdown
Information Technology	22.7%
Financials	21.1%
Consumer Discretionary	16.4%
Industrials	13.6%
Health Care	13.4%
Communication Services	6.3%
Utilities	2.3%
Real Estate	1.9%
Money Market Funds	2.3%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Chautauqua Global Growth Fund	PAGE 1	TSR-SAR-057071581

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable – only required for annual reports on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not applicable – only required for annual reports on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not applicable – only required for annual reports on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable because the Registrant is not a “listed user” within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6. Investments.

(a)	The complete Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Baird Mid Cap Growth Fund, Baird Small/Mid Cap Growth Fund, Baird Equity Opportunity Fund, Baird Chautauqua International Growth Fund, Baird Chautauqua Global Growth Fund (collectively, the “Equity Funds”), Baird Ultra Short Bond Fund, Baird Short-Term Bond Fund, Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, Baird Core Plus Bond Fund, Baird Short-Term Municipal Bond Fund, Baird Strategic Municipal Bond Fund, Baird Quality Intermediate Municipal Bond Fund, Baird Core Intermediate Municipal Bond Fund, and Baird Municipal Bond Fund (collectively, the “Bond Funds”) are included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

Core Financial Statements and Other Information
Baird Funds

June 30, 2025 (Unaudited)

Taxable Bond Funds

Municipal Bond Funds

Go Green. Go Paperless.

Sign up to receive your Baird Funds' prospectuses and reports online.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.
Baird Ultra Short Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited)

	Par	Value
CORPORATE BONDS - 46.9%
Financials - 18.9%
ABN AMRO Bank NV
4.75%, 07/28/2025(a)	$53,109,000	$53,107,010
4.80%, 04/18/2026(a)	1,000,000	1,000,202
6.34% to 09/18/2026 then 1 yr. CMT Rate + 1.65%, 09/18/2027 (Callable 09/18/2026)(a)	6,100,000	6,232,841
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.50%, 07/15/2025	15,140,000	15,149,661
1.75%, 01/30/2026 (Callable 12/30/2025)	17,139,000	16,839,354
4.45%, 04/03/2026 (Callable 02/03/2026)	34,055,000	33,997,454
Air Lease Corp.
3.38%, 07/01/2025	31,460,000	31,460,000
2.88%, 01/15/2026 (Callable 12/15/2025)	19,167,000	18,971,686
3.75%, 06/01/2026 (Callable 04/01/2026)	9,495,000	9,431,802
1.88%, 08/15/2026 (Callable 07/15/2026)	2,300,000	2,235,977
Aircastle Ltd.
5.25%, 08/11/2025 (Callable 07/31/2025)(a)	53,012,000	53,007,754
4.25%, 06/15/2026 (Callable 04/15/2026)	13,036,000	12,977,454
Aviation Capital Group LLC
4.13%, 08/01/2025 (Callable 07/31/2025)(a)	14,868,000	14,854,383
1.95%, 01/30/2026 (Callable 12/30/2025)(a)	7,518,000	7,398,759
Avolon Holdings Funding Ltd.
5.50%, 01/15/2026 (Callable 12/15/2025)(a)	17,096,000	17,122,268
2.13%, 02/21/2026 (Callable 01/21/2026)(a)	1,395,000	1,369,231
4.38%, 05/01/2026 (Callable 03/01/2026)(a)	1,000,000	994,132
Banco Bilbao Vizcaya Argentaria SA, 5.86% to 09/14/2025 then 1 yr. CMT Rate + 2.30%, 09/14/2026 (Callable 09/14/2025)	34,862,000	34,933,830
Banco Santander SA, 5.15%, 08/18/2025	100,000	100,079
Bank of America Corp., 4.83% to 07/22/2025 then SOFR + 1.75%, 07/22/2026 (Callable 07/22/2025)	45,230,000	45,229,928

	Par	Value
Bank of Ireland Group PLC
6.25% to 09/16/2025 then 1 yr. CMT Rate + 2.65%, 09/16/2026 (Callable 09/16/2025)(a)	$42,023,000	$42,157,772
2.03% to 09/30/2026 then 1 yr. CMT Rate + 1.10%, 09/30/2027 (Callable 09/30/2026)(a)	25,000,000	24,214,949
Bank of Nova Scotia, 4.50%, 12/16/2025	55,305,000	55,266,465
Barclays PLC
5.30% to 08/09/2025 then 1 yr. CMT Rate + 2.30%, 08/09/2026 (Callable 08/09/2025)	20,250,000	20,255,644
5.83% to 05/09/2026 then SOFR + 2.21%, 05/09/2027 (Callable 05/09/2026)	45,425,000	45,887,507
BGC Group, Inc., 4.38%, 12/15/2025 (Callable 09/15/2025)	21,786,000	21,719,389
BNP Paribas SA, 1.32% to 01/13/2026 then SOFR + 1.00%, 01/13/2027 (Callable 01/13/2026)(a)	31,422,000	30,875,215
Boston Properties LP, 3.65%, 02/01/2026 (Callable 11/03/2025)	21,164,000	21,026,796
BPCE SA
1.65% to 10/06/2025 then SOFR + 1.52%, 10/06/2026 (Callable 10/06/2025)(a)	875,000	867,886
5.98% to 01/18/2026 then SOFR + 2.10%, 01/18/2027 (Callable 01/18/2026)(a)	15,335,000	15,439,244
Capital One Financial Corp., 4.99% to 07/24/2025 then SOFR + 2.16%, 07/24/2026 (Callable 07/24/2025)	1,600,000	1,599,928
Capital One NA
4.25%, 03/13/2026	6,888,000	6,873,863
3.45%, 07/27/2026 (Callable 04/27/2026)	9,832,000	9,723,145
Cooperatieve Rabobank UA, 4.38%, 08/04/2025	42,700,000	42,679,290
Danske Bank AS, 1.62% to 09/11/2025 then 1 yr. CMT Rate + 1.35%, 09/11/2026 (Callable 09/11/2025)(a)	43,752,000	43,482,946
Deutsche Bank AG/New York NY
6.12% to 07/14/2025 then SOFR + 3.19%, 07/14/2026 (Callable 07/14/2025)	11,400,000	11,404,758

The accompanying notes are an integral part of these financial statements.

1

Baird Ultra Short Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
2.13% to 11/24/2025 then SOFR + 1.87%, 11/24/2026 (Callable 11/24/2025)	$47,666,000	$47,183,866
7.15% to 07/13/2026 then SOFR + 2.52%, 07/13/2027 (Callable 07/13/2026)	3,600,000	3,690,957
Federation des Caisses Desjardins du Quebec, 4.40%, 08/23/2025(a)	2,109,000	2,107,200
Fifth Third Bank NA, 3.85%, 03/15/2026 (Callable 02/15/2026)	13,816,000	13,728,667
FNB Corp./PA, 5.15%, 08/25/2025 (Callable 07/25/2025)	9,945,000	9,946,136
Goldman Sachs Group, Inc.
5.80% to 08/10/2025 then SOFR + 1.08%, 08/10/2026 (Callable 08/10/2025)	29,500,000	29,540,957
4.39% to 06/15/2026 then SOFR + 1.51%, 06/15/2027 (Callable 06/15/2026)	49,240,000	49,166,022
Hanover Insurance Group, Inc., 4.50%, 04/15/2026 (Callable 01/15/2026)	38,450,000	38,340,097
Healthcare Realty Holdings LP, 3.50%, 08/01/2026 (Callable 05/01/2026)	12,183,000	12,030,337
Host Hotels & Resorts LP, 4.50%, 02/01/2026 (Callable 11/01/2025)	22,846,000	22,794,663
HSBC Holdings PLC
4.29% to 09/12/2025 then 3 mo. Term SOFR + 1.61%, 09/12/2026 (Callable 09/12/2025)	18,002,000	17,984,106
5.89% to 08/14/2026 then SOFR + 1.57%, 08/14/2027 (Callable 08/14/2026)	36,883,000	37,409,169
ING Groep NV, 1.73% to 04/01/2026 then SOFR + 1.01%, 04/01/2027 (Callable 04/01/2026)	16,300,000	15,965,309
Jackson National Life Global Funding, 5.60%, 04/10/2026(a)	8,105,000	8,173,458
Jefferies Financial Group, Inc., 5.00%, 02/10/2026 (Callable 08/11/2025)	41,325,000	41,329,132
Lloyds Banking Group PLC, 5.99% to 08/07/2026 then 1 yr. CMT Rate + 1.48%, 08/07/2027 (Callable 08/07/2026)	30,776,000	31,242,519
Macquarie Group Ltd., 1.34% to 01/12/2026 then SOFR + 1.07%, 01/12/2027 (Callable 01/12/2026)(a)	32,034,000	31,496,380

	Par	Value
Mizuho Financial Group, Inc., 4.35%, 10/20/2025(a)	$1,930,000	$1,926,411
Nationwide Building Society, 4.00%, 09/14/2026(a)	10,000,000	9,921,953
NatWest Group PLC
7.47% to 11/10/2025 then 1 yr. CMT Rate + 2.85%, 11/10/2026 (Callable 11/10/2025)	41,963,000	42,377,768
5.85% to 03/02/2026 then 1 yr. CMT Rate + 1.35%, 03/02/2027 (Callable 03/02/2026)	17,400,000	17,553,462
Nomura Holdings, Inc., 1.85%, 07/16/2025	46,543,000	46,486,069
Prudential Insurance Co. of America, 8.30%, 07/01/2025(a)	3,891,000	3,891,000
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc., 2.88%, 10/15/2026 (Callable 07/31/2025)(a)	10,650,000	10,386,620
Royal Bank of Canada, 4.65%, 01/27/2026	40,357,000	40,344,666
Santander UK Group Holdings PLC
1.53% to 08/21/2025 then 1 yr. CMT Rate + 1.25%, 08/21/2026 (Callable 08/21/2025)	23,837,000	23,727,022
6.83% to 11/21/2025 then SOFR + 2.75%, 11/21/2026 (Callable 11/21/2025)	31,226,000	31,481,982
1.67% to 06/14/2026 then SOFR + 0.99%, 06/14/2027 (Callable 06/14/2026)	12,722,000	12,357,558
Societe Generale SA
1.49% to 12/14/2025 then 1 yr. CMT Rate + 1.10%, 12/14/2026 (Callable 12/14/2025)(a)	36,142,000	35,615,847
6.45% to 01/12/2026 then 1 yr. CMT Rate + 2.30%, 01/12/2027 (Callable 01/12/2026)(a)	12,800,000	12,915,329
1.79% to 06/09/2026 then 1 yr. CMT Rate + 1.00%, 06/09/2027 (Callable 06/09/2026)(a)	17,950,000	17,471,475
Standard Chartered PLC
6.17% to 01/09/2026 then 1 yr. CMT Rate + 2.05%, 01/09/2027 (Callable 01/09/2026)(a)	2,000,000	2,016,226
1.46% to 01/14/2026 then 1 yr. CMT Rate + 1.00%, 01/14/2027 (Callable 01/14/2026)(a)	22,868,000	22,479,616

The accompanying notes are an integral part of these financial statements.

2

Baird Ultra Short Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
6.19% to 07/06/2026 then 1 yr. CMT Rate + 1.85%, 07/06/2027 (Callable 07/06/2026)(a)	$37,904,000	$38,482,303
Synchrony Bank, 5.40%, 08/22/2025 (Callable 07/31/2025)	2,525,000	2,524,488
Synchrony Financial, 4.50%, 07/23/2025	37,803,000	37,777,373
Trinity Acquisition PLC, 4.40%, 03/15/2026 (Callable 12/15/2025)	2,750,000	2,742,379
Truist Bank, 3.63%, 09/16/2025 (Callable 08/16/2025)	10,175,000	10,147,467
Truist Financial Corp.
4.26% to 07/28/2025 then SOFR + 1.46%, 07/28/2026 (Callable 07/28/2025)	25,708,000	25,697,649
6.05% (SOFR + 2.05%), 06/08/2027 (Callable 06/08/2026)	25,636,000	25,980,415
UBS Group AG
6.37% to 07/15/2025 then SOFR + 3.34%, 07/15/2026 (Callable 07/15/2025)(a)	6,000,000	6,005,582
5.71% (1 yr. CMT Rate + 1.55%), 01/12/2027 (Callable 01/12/2026)(a)	8,265,000	8,314,606
1.36% to 01/30/2026 then 1 yr. CMT Rate + 1.08%, 01/30/2027 (Callable 01/30/2026)(a)	38,030,000	37,338,031
4.70% to 08/05/2026 then 1 yr. CMT Rate + 2.05%, 08/05/2027 (Callable 08/05/2026)(a)	3,260,000	3,266,474
		1,711,247,348
Industrials - 25.7%(b)
7-Eleven, Inc., 0.95%, 02/10/2026 (Callable 01/10/2026)(a)	62,131,000	60,758,598
Amcor Finance USA, Inc., 3.63%, 04/28/2026 (Callable 01/28/2026)	5,085,000	5,042,637
Amgen, Inc., 5.51%, 03/02/2026 (Callable 07/11/2025)	5,925,000	5,925,870
Apache Corp., 7.95%, 04/15/2026	2,000,000	2,031,721
Ashtead Capital, Inc., 1.50%, 08/12/2026 (Callable 07/12/2026)(a)	2,545,000	2,462,212
AutoNation, Inc., 4.50%, 10/01/2025 (Callable 07/31/2025)	22,046,000	22,035,770
Avnet, Inc., 4.63%, 04/15/2026 (Callable 01/15/2026)	39,998,000	39,934,930

	Par	Value
Bayer US Finance II LLC
5.50%, 08/15/2025(a)	$1,384,000	$1,384,138
4.25%, 12/15/2025 (Callable 10/15/2025)(a)	52,644,000	52,495,812
Berry Global, Inc.
1.57%, 01/15/2026 (Callable 12/15/2025)	59,899,000	58,828,063
4.88%, 07/15/2026 (Callable 07/31/2025)(a)	1,142,000	1,140,515
Boeing Co.
2.75%, 02/01/2026 (Callable 01/01/2026)	5,545,000	5,481,854
2.20%, 02/04/2026 (Callable 07/11/2025)	16,712,000	16,451,164
Brambles USA, Inc., 4.13%, 10/23/2025 (Callable 07/25/2025)(a)	4,145,000	4,142,882
Broadridge Financial Solutions, Inc., 3.40%, 06/27/2026 (Callable 03/27/2026)	35,258,000	34,833,886
Canadian Natural Resources Ltd., 2.05%, 07/15/2025	22,930,000	22,903,513
CCL Industries, Inc., 3.25%, 10/01/2026 (Callable 07/01/2026)(a)	2,826,000	2,779,740
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 07/23/2025	61,736,000	61,731,476
CNH Industrial Capital LLC, 1.45%, 07/15/2026 (Callable 06/15/2026)	3,775,000	3,656,013
Colonial Pipeline Co., 3.75%, 10/01/2025 (Callable 07/31/2025)(a)	2,744,000	2,735,025
Colorado Interstate Gas Co. LLC / Colorado Interstate Issuing Corp., 4.15%, 08/15/2026 (Callable 05/15/2026)(a)	23,250,000	23,124,142
Columbia Pipelines Holding Co. LLC, 6.06%, 08/15/2026 (Callable 07/15/2026)(a)	6,500,000	6,579,234
Concentrix Corp., 6.65%, 08/02/2026 (Callable 07/02/2026)	34,469,000	35,091,088
Coty, Inc., 5.00%, 04/15/2026 (Callable 07/31/2025)(a)	42,111,000	42,055,098
Crown Castle, Inc., 1.05%, 07/15/2026 (Callable 06/15/2026)	41,362,000	39,836,225
CVS Health Corp., 3.88%, 07/20/2025 (Callable 07/16/2025)	55,475,000	55,432,603
Daimler Truck Finance North America LLC, 5.15%, 01/16/2026(a)	4,850,000	4,864,504

The accompanying notes are an integral part of these financial statements.

3

Baird Ultra Short Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
DuPont de Nemours, Inc., 4.49%, 11/15/2025 (Callable 09/15/2025)	$27,675,000	$27,633,315
Energy Transfer LP, 5.95%, 12/01/2025 (Callable 09/01/2025)	7,714,000	7,726,822
EQT Corp., 3.13%, 05/15/2026 (Callable 07/31/2025)(a)	15,871,000	15,626,613
Equinix, Inc.
1.25%, 07/15/2025	1,675,000	1,672,836
1.00%, 09/15/2025 (Callable 08/15/2025)	16,807,000	16,673,854
Flex Ltd., 3.75%, 02/01/2026 (Callable 01/01/2026)	40,680,000	40,413,409
Ford Motor Credit Co. LLC
4.13%, 08/04/2025	5,165,000	5,159,662
4.39%, 01/08/2026	20,174,000	20,083,838
6.95%, 03/06/2026 (Callable 02/06/2026)	9,125,000	9,213,001
6.95%, 06/10/2026 (Callable 05/10/2026)	21,897,000	22,196,305
GE HealthCare Technologies, Inc., 5.60%, 11/15/2025 (Callable 10/15/2025)	19,700,000	19,741,716
General Motors Co., 6.13%, 10/01/2025 (Callable 09/01/2025)	1,711,000	1,714,046
General Motors Financial Co., Inc.
4.30%, 07/13/2025	6,315,000	6,313,579
6.05%, 10/10/2025	8,764,000	8,792,476
1.25%, 01/08/2026 (Callable 12/08/2025)	5,000,000	4,908,099
5.25%, 03/01/2026 (Callable 12/01/2025)	4,250,000	4,257,679
5.40%, 04/06/2026	14,675,000	14,741,601
1.50%, 06/10/2026 (Callable 05/10/2026)	26,261,000	25,493,126
Genpact Luxembourg SARL/Genpact USA, Inc., 1.75%, 04/10/2026 (Callable 03/10/2026)	19,669,000	19,198,837
Glencore Funding LLC
1.63%, 09/01/2025 (Callable 08/01/2025)(a)	20,493,000	20,386,681
1.63%, 04/27/2026 (Callable 03/27/2026)(a)	43,450,000	42,472,511
Global Payments,Inc.
1.20%, 03/01/2026 (Callable 02/01/2026)	1,860,000	1,816,306
4.80%, 04/01/2026 (Callable 01/01/2026)	16,511,000	16,502,111
Graphic Packaging International LLC, 1.51%, 04/15/2026 (Callable 03/15/2026)(a)	6,023,000	5,865,596

	Par	Value
Gray Oak Pipeline LLC, 2.60%, 10/15/2025 (Callable 09/15/2025)(a)	$19,979,000	$19,847,260
Gulfstream Natural Gas System LLC
4.60%, 09/15/2025 (Callable 07/31/2025)(a)	20,737,000	20,717,974
6.19%, 11/01/2025(a)	15,148,000	15,206,508
GXO Logistics, Inc., 1.65%, 07/15/2026 (Callable 06/15/2026)	26,719,000	25,843,260
HCA, Inc.
5.88%, 02/15/2026 (Callable 08/15/2025)	9,475,000	9,485,282
5.25%, 06/15/2026 (Callable 12/15/2025)	37,748,000	37,800,401
Hewlett Packard Enterprise Co.
4.90%, 10/15/2025 (Callable 07/31/2025)(c)	3,621,000	3,620,898
1.75%, 04/01/2026 (Callable 03/01/2026)	20,339,000	19,936,404
Hubbell, Inc., 3.35%, 03/01/2026 (Callable 12/01/2025)	6,627,000	6,570,389
Hyundai Capital America
6.00%, 07/11/2025(a)	1,370,000	1,370,410
1.80%, 10/15/2025 (Callable 09/15/2025)(a)	2,000,000	1,983,226
1.30%, 01/08/2026 (Callable 12/08/2025)(a)	9,874,000	9,702,553
5.50%, 03/30/2026(a)	9,154,000	9,210,607
1.50%, 06/15/2026 (Callable 05/15/2026)(a)	26,887,000	26,104,948
5.65%, 06/26/2026(a)	4,000,000	4,040,143
1.65%, 09/17/2026 (Callable 08/17/2026)(a)	1,148,000	1,108,073
2.75%, 09/27/2026(a)	2,823,000	2,758,944
Illumina, Inc., 5.80%, 12/12/2025 (Callable 11/12/2025)	14,834,000	14,897,656
Infor LLC, 1.75%, 07/15/2025(a)	4,643,000	4,636,555
Intel Corp., 3.70%, 07/29/2025	30,650,000	30,549,432
International Flavors & Fragrances, Inc., 1.23%, 10/01/2025 (Callable 09/01/2025)(a)	15,600,000	15,448,738
Jabil, Inc., 1.70%, 04/15/2026 (Callable 03/15/2026)	17,507,000	17,098,285
Johnson Controls International PLC, 3.90%, 02/14/2026 (Callable 11/14/2025)	47,593,000	47,401,930
Lennox International, Inc., 1.35%, 08/01/2025 (Callable 07/16/2025)	37,559,000	37,433,734
Mattel, Inc., 3.38%, 04/01/2026 (Callable 07/11/2025)(a)	21,577,000	21,264,563
MPLX LP, 1.75%, 03/01/2026 (Callable 02/01/2026)	28,013,000	27,471,886

The accompanying notes are an integral part of these financial statements.

4

Baird Ultra Short Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Nissan Motor Acceptance Co. LLC, 2.00%, 03/09/2026 (Callable 02/09/2026)(a)	$1,410,000	$1,374,528
Nissan Motor Co. Ltd., 3.52%, 09/17/2025 (Callable 08/17/2025)(a)	26,762,000	26,593,248
Occidental Petroleum Corp., 3.40%, 04/15/2026 (Callable 01/15/2026)	11,118,000	10,965,430
ONEOK, Inc., 4.85%, 07/15/2026 (Callable 04/15/2026)	50,360,000	50,454,082
Penske Truck Leasing Co. Lp/ PTL Finance Corp.
4.00%, 07/15/2025(a)	8,943,000	8,940,941
1.20%, 11/15/2025 (Callable 10/15/2025)(a)	15,479,000	15,276,747
4.45%, 01/29/2026 (Callable 11/29/2025)(a)	2,491,000	2,483,789
5.75%, 05/24/2026 (Callable 04/24/2026)(a)	8,115,000	8,183,443
1.70%, 06/15/2026 (Callable 05/15/2026)(a)	8,433,000	8,203,094
POSCO, 4.38%, 08/04/2025(a)	15,593,000	15,588,625
PRA Health Sciences, Inc., 2.88%, 07/15/2026 (Callable 07/31/2025)(a)	22,345,000	21,804,921
PVH Corp., 4.63%, 07/10/2025	34,186,000	34,179,985
Regal Rexnord Corp., 6.05%, 02/15/2026	64,459,000	64,831,650
Reliance, Inc., 1.30%, 08/15/2025 (Callable 07/15/2025)	12,138,000	12,083,555
Rogers Communications, Inc., 3.63%, 12/15/2025 (Callable 09/15/2025)	33,061,000	32,913,760
Rolls-Royce PLC, 3.63%, 10/14/2025 (Callable 07/31/2025)(a)	22,420,000	22,305,947
Royal Caribbean Cruises Ltd.
4.25%, 07/01/2026 (Callable 01/01/2026)(a)	31,306,000	31,148,509
5.50%, 08/31/2026 (Callable 02/28/2026)(a)	34,641,000	34,763,594
Royalty Pharma PLC, 1.20%, 09/02/2025 (Callable 08/02/2025)	55,748,000	55,379,530
Ryder System, Inc., 3.35%, 09/01/2025 (Callable 08/01/2025)	5,750,000	5,736,544
Silgan Holdings, Inc., 1.40%, 04/01/2026 (Callable 03/01/2026)(a)	20,010,000	19,470,377
SK Hynix, Inc.
6.25%, 01/17/2026(a)	15,888,000	16,023,525
1.50%, 01/19/2026(a)	12,316,000	12,115,809

	Par	Value
Smurfit Kappa Treasury Funding DAC, 7.50%, 11/20/2025	$45,244,000	$45,726,930
Sprint LLC, 7.63%, 03/01/2026 (Callable 11/01/2025)	5,110,000	5,159,021
Stanley Black & Decker, Inc., 6.27%, 03/06/2026 (Callable 07/11/2025)	11,278,000	11,275,882
TransCanada PipeLines Ltd., 4.88%, 01/15/2026 (Callable 10/15/2025)	7,570,000	7,571,060
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/2026 (Callable 11/01/2025)	46,892,000	47,372,703
Triton Container International Ltd., 2.05%, 04/15/2026 (Callable 03/15/2026)(a)	31,796,000	31,138,327
Utah Acquisition Sub, Inc., 3.95%, 06/15/2026 (Callable 03/15/2026)	68,752,000	68,102,530
VICI Properties LP / VICI Note Co., Inc., 4.50%, 09/01/2026 (Callable 06/01/2026)(a)	7,037,000	7,017,626
Viterra Finance BV, 2.00%, 04/21/2026 (Callable 03/21/2026)(a)	2,500,000	2,446,619
Volkswagen Group of America Finance LLC
5.40%, 03/20/2026(a)	1,223,000	1,228,685
5.70%, 09/12/2026(a)	38,187,000	38,599,477
3.20%, 09/26/2026(a)	12,391,000	12,172,222
Vontier Corp., 1.80%, 04/01/2026 (Callable 03/01/2026)	62,604,000	61,216,814
Weir Group PLC, 2.20%, 05/13/2026 (Callable 04/13/2026)(a)	34,024,000	33,180,921
Western Midstream Operating LP, 4.65%, 07/01/2026 (Callable 04/01/2026)	33,994,000	33,922,500
Williams Cos., Inc., 5.40%, 03/02/2026	4,583,000	4,609,120
Woodside Finance Ltd., 3.70%, 09/15/2026 (Callable 06/15/2026)(a)	3,100,000	3,068,282
		2,328,483,143
Utilities - 2.3%
Algonquin Power & Utilities Corp., 5.37%, 06/15/2026(c)	53,462,000	53,746,657
Alliant Energy Finance LLC, 1.40%, 03/15/2026 (Callable 02/15/2026)(a)	6,598,000	6,396,000
Ameren Corp., 3.65%, 02/15/2026 (Callable 11/15/2025)	3,095,000	3,073,445
Brooklyn Union Gas Co., 3.41%, 03/10/2026 (Callable 12/10/2025)(a)	1,229,000	1,216,379

The accompanying notes are an integral part of these financial statements.

5

Baird Ultra Short Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Utilities - (Continued)
CMS Energy Corp., 3.00%, 05/15/2026 (Callable 02/15/2026)	$10,092,000	$9,961,168
Emera US Finance LP, 3.55%, 06/15/2026 (Callable 03/15/2026)	8,445,000	8,352,636
Enel Finance International NV, 7.05%, 10/14/2025(a)(c)	2,361,000	2,374,880
Eversource Energy, 4.75%, 05/15/2026	14,239,000	14,261,727
FirstEnergy Corp., 1.60%, 01/15/2026 (Callable 12/15/2025)	11,612,000	11,398,395
FirstEnergy Pennsylvania Electric Co., 5.15%, 03/30/2026(a)	9,720,000	9,742,088
ITC Holdings Corp., 3.25%, 06/30/2026 (Callable 03/30/2026)	17,829,000	17,602,427
Jersey Central Power & Light Co., 4.30%, 01/15/2026 (Callable 10/15/2025)(a)	810,000	808,400
KeySpan Gas East Corp., 2.74%, 08/15/2026 (Callable 05/15/2026)(a)	6,025,000	5,893,466
NextEra Energy Capital Holdings, Inc., 5.75%, 09/01/2025	26,090,000	26,128,253
NiSource, Inc., 0.95%, 08/15/2025 (Callable 07/15/2025)	23,300,000	23,192,224
Spire, Inc., 5.30%, 03/01/2026	15,173,000	15,225,669
		209,373,814
TOTAL CORPORATE BONDS (Cost $4,241,826,605)		4,249,104,305
U.S. TREASURY SECURITIES - 18.4%
United States Treasury Note/Bond
0.38%, 01/31/2026	171,500,000	167,723,316
4.63%, 02/28/2026	323,675,000	324,575,852
4.50%, 03/31/2026	325,000,000	325,888,674
4.88%, 04/30/2026	330,000,000	332,062,500
4.88%, 05/31/2026	365,000,000	367,609,181
4.63%, 06/30/2026	150,000,000	150,889,098
TOTAL U.S. TREASURY SECURITIES (Cost $1,669,004,910)		1,668,748,621
ASSET-BACKED SECURITIES - 11.1%
Ally Auto Receivables Trust, Series 2024-2, Class A2, 4.46%, 07/15/2027 (Callable 07/15/2027)	8,244,883	8,243,720

	Par	Value
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class A2, 5.68%, 05/17/2032 (Callable 09/15/2027)(a)	$5,441,119	$5,525,647
Series 2024-B, Class A2, 4.97%, 09/15/2032 (Callable 01/15/2028)(a)	21,763,646	21,921,670
American Express Travel Related Services Co., Inc., Series 2022-3, Class A, 3.75%, 08/15/2027	59,871,000	59,811,698
ARI Fleet Lease Trust, Series 2023-A, Class A2, 5.41%, 02/17/2032 (Callable 09/15/2026)(a)	6,395,085	6,406,437
BA Credit Card Trust
Series 2022-A2, Class A2, 5.00%, 04/15/2028	9,251,000	9,268,544
Series 2023-A1, Class A1, 4.79%, 05/15/2028	26,593,000	26,706,746
Bank of America Auto Trust, Series 2024-1A, Class A2, 5.57%, 12/15/2026 (Callable 12/15/2026)(a)	3,055,887	3,060,641
Barclays Dryrock Funding LLC, Series 2023-1, Class A, 4.72%, 02/15/2029	36,200,000	36,289,881
Capital One Financial Corp., Series 2023-A1, Class A, 4.42%, 05/15/2028	26,466,000	26,491,730
Capital One Prime Auto Receivables Trust, Series 2022-1, Class A3, 3.17%, 04/15/2027 (Callable 03/15/2026)	4,879,214	4,857,725
CarMax Auto Owner Trust
Series 2022-1, Class A3, 1.47%, 12/15/2026 (Callable 04/15/2026)	5,972,375	5,941,477
Series 2023-1, Class A3, 4.75%, 10/15/2027 (Callable 03/15/2027)	24,848,420	24,874,374
Series 2023-4, Class A2A, 6.08%, 12/15/2026 (Callable 12/15/2026)	1,730,027	1,731,758
Chase Auto Owner Trust
Series 2023-AA, Class A3, 5.68%, 01/25/2029 (Callable 09/25/2027)(a)	13,725,000	13,878,985
Series 2024-3A, Class A2, 5.53%, 09/27/2027 (Callable 09/27/2027)(a)	9,516,463	9,540,444
Citizens Auto Receivables Trust
Series 2024-1, Class A2A, 5.43%, 10/15/2026 (Callable 10/15/2026)(a)	2,055,768	2,057,385
Series 2024-2, Class A2A, 5.54%, 11/16/2026 (Callable 11/16/2026)(a)	3,793,839	3,798,924

The accompanying notes are an integral part of these financial statements.

6

Baird Ultra Short Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
Dell Equipment Finance Trust
Series 2023-1, Class A3, 5.65%, 09/22/2028 (Callable 10/22/2025)(a)	$15,446,000	$15,480,241
Series 2024-2, Class A2, 4.69%, 08/22/2030 (Callable 05/22/2027)(a)	7,850,000	7,855,763
Discover Card Execution Note Trust, Series 2023-A1, Class A, 4.31%, 03/15/2028	25,004,000	24,981,151
DLLAA LLC, Series 2023-1A, Class A2, 5.93%, 07/20/2026 (Callable 07/20/2026)(a)	484,651	485,218
DLLAD LLC, Series 2024-1A, Class A2, 5.50%, 08/20/2027 (Callable 08/20/2027)(a)	5,397,331	5,421,631
DLLST LLC, Series 2024-1A, Class A2, 5.33%, 01/20/2026 (Callable 01/20/2026)(a)	1,031,043	1,031,726
Financial Holding Corp.
Series 2023-A, Class A, 5.80%, 03/15/2028(a)	22,181,000	22,365,446
Series 2023-C, Class A, 5.52%, 10/15/2028(a)	3,750,000	3,804,909
First National Master Note Trust, Series 2023-1, Class A, 5.13%, 04/15/2029	14,009,000	14,077,561
Ford Credit Auto Owner Trust
Series 2021-1, Class A, 1.37%, 10/17/2033 (Callable 04/15/2026)(a)	64,783,000	63,213,865
Series 2021-2, Class A, 1.53%, 05/15/2034 (Callable 11/15/2026)(a)	13,738,000	13,227,393
Ford Credit Floorplan LLC
Series 2020-2, Class A, 1.06%, 09/15/2027	19,992,000	19,844,937
Series 2023-1, Class A1, 4.92%, 05/15/2028(a)	46,981,000	47,181,177
General Motors Co., Series 2023-1, Class A1, 5.34%, 06/15/2028(a)	55,745,000	56,263,841
GM Financial Revolving Receivables Trust, Series 2021-1, Class A, 1.17%, 06/12/2034 (Callable 09/11/2026)(a)	1,850,000	1,781,675
GreatAmerica Leasing Receivables, Series 2024-2, Class A2, 5.28%, 03/15/2027 (Callable 03/15/2027)(a)	10,807,445	10,850,883
Harley-Davidson Customer Funding Corp.
Series 2024-A, Class A2, 5.65%, 02/16/2027 (Callable 02/16/2027)	724,675	725,752

	Par	Value
Series 2024-B, Class A2, 4.62%, 08/16/2027 (Callable 08/16/2027)	$13,033,599	$13,037,414
Honda Auto Receivables Owner Trust, Series 2023-4, Class A3, 5.67%, 06/21/2028 (Callable 01/21/2027)	4,600,000	4,649,059
HPEFS Equipment Trust, Series 2023-2A, Class A2, 6.04%, 01/21/2031 (Callable 12/20/2026)(a)	758,714	759,323
Huntington Bank Auto Credit-Linked Notes Series 2024-1, Series 2024-1, Class B1, 6.15%, 05/20/2032 (Callable 11/20/2027)(a)	4,108,869	4,178,710
Huntington Funding LLC, Series 2024-1A, Class A2, 5.50%, 03/15/2027 (Callable 03/15/2027)(a)	4,487,333	4,492,651
Hyundai Auto Lease Securitization Trust
Series 2023-B, Class A3, 5.15%, 06/15/2026 (Callable 09/15/2025)(a)	1,713,302	1,713,774
Series 2023-C, Class A3, 5.80%, 12/15/2026 (Callable 03/15/2026)(a)	55,363,959	55,549,566
Hyundai Auto Receivables Trust
Series 2023-C, Class A3, 5.54%, 10/16/2028 (Callable 12/15/2027)	24,817,000	25,087,518
Series 2024-B, Class A2A, 5.15%, 06/15/2027 (Callable 06/15/2027)	20,155,807	20,201,524
Kubota Credit Owner Trust, Series 2024-1A, Class A2, 5.39%, 01/15/2027 (Callable 01/15/2027)(a)	15,238,683	15,273,422
M&T Equipment Notes, Series 2024-1A, Class A2, 4.99%, 08/18/2031 (Callable 07/16/2028)(a)	16,205,203	16,234,952
Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A3, 4.80%, 04/16/2029 (Callable 12/15/2027)	42,525,000	42,759,993
Nissan Auto Receivables 2025-A Owner Trust, Series 2025-A, Class A2A, 4.50%, 02/15/2028 (Callable 02/15/2028)	22,275,000	22,331,694
PHH Arval, Series 2023-2A, Class A1, 6.16%, 10/15/2035 (Callable 10/15/2026)(a)	8,619,347	8,734,267
Royal Bank of Canada, Series 2022-4A, Class A, 4.31%, 09/15/2027(a)	30,320,000	30,308,102

The accompanying notes are an integral part of these financial statements.

7

Baird Ultra Short Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
SBNA Auto Lease Trust, Series 2024-B, Class A2, 5.67%, 11/20/2026 (Callable 11/20/2026)(a)	$2,285,931	$2,288,744
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A2, 4.71%, 05/22/2028 (Callable 05/22/2028)(a)	3,405,773	3,407,555
SoFi Consumer Loan Program Trust
Series 2025-1, Class A, 4.80%, 02/27/2034 (Callable 07/25/2028)(a)	11,128,956	11,149,698
Series 2025-2, Class A, 4.82%, 06/25/2034 (Callable 11/25/2028)(a)	12,500,000	12,519,595
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-AA, Class A2, 4.63%, 07/20/2027 (Callable 07/20/2027)(a)	46,281,000	46,392,255
Synchrony Bank
Series 2022-A2, Class A, 3.86%, 07/15/2028	6,800,000	6,798,628
Series 2023-A1, Class A, 5.54%, 07/15/2029	46,149,000	46,676,192
Towd Point Mortgage Trust, Series 2020-MH1, Class A1, 2.25%, 02/25/2060 (Callable 07/25/2025)(a)(d)	6,045,578	5,893,838
US Bancorp, Series 2023-1, Class B, 6.79%, 08/25/2032 (Callable 09/25/2026)(a)	2,761,090	2,793,740
Verizon Master Trust, Series 2022-6, Class A, 3.67%, 01/22/2029 (Callable 07/20/2025)	24,273,000	24,262,648
TOTAL ASSET-BACKED SECURITIES (Cost $1,004,634,287)		1,006,495,817
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.0%
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2015-UBS7, Class A4, 3.71%, 09/15/2048 (Callable 09/15/2025)	2,650,000	2,640,132
Series 2016-UB10, Class A4, 3.17%, 07/15/2049 (Callable 02/15/2031)	8,950,000	8,828,865
BBCMS Trust, Series 2022-C14, Class A1, 1.73%, 02/15/2055 (Callable 02/15/2032)	4,825,602	4,704,296

	Par	Value
CFCRE Commercial Mortgage Trust
Series 2016-C4, Class A4, 3.28%, 05/10/2058 (Callable 11/10/2026)	$5,900,000	$5,838,543
Series 2016-C6, Class A3, 3.22%, 11/10/2049 (Callable 11/10/2026)(d)	15,190,000	14,888,403
Citigroup Commercial Mortgage Trust
Series 2015-GC31, Class A4, 3.76%, 06/10/2048 (Callable 07/10/2025)	2,359,469	2,315,110
Series 2015-GC33, Class A4, 3.78%, 09/10/2058 (Callable 05/10/2026)	9,183,900	9,152,429
Series 2015-GC35, Class A4, 3.82%, 11/10/2048 (Callable 10/10/2027)	31,849,060	31,612,756
Series 2015-P1, Class A5, 3.72%, 09/15/2048 (Callable 05/15/2026)	6,424,983	6,413,374
Series 2016-C2, Class A4, 2.83%, 08/10/2049 (Callable 08/10/2026)	5,714,752	5,599,380
Series 2016-GC36, Class A5, 3.62%, 02/10/2049 (Callable 02/10/2026)	3,250,000	3,208,410
Series 2016-P5, Class A4, 2.94%, 10/10/2049 (Callable 10/10/2026)	10,540,000	10,193,783
Series 2016-P6, Class A5, 3.72%, 12/10/2049 (Callable 01/10/2027)(d)	736,000	718,146
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class A4, 3.28%, 05/10/2049 (Callable 04/10/2026)	9,999,241	9,854,301
Commercial Mortgage Pass Through Certificates
Series 2014-UBS4, Class A5, 3.69%, 08/10/2047 (Callable 07/10/2029)	562,625	556,430
Series 2014-UBS5, Class AM, 4.19%, 09/10/2047 (Callable 09/10/2026)(d)	13,757,897	13,572,578
Series 2015-CR24, Class A5, 3.70%, 08/10/2048 (Callable 06/10/2026)	11,267,566	11,252,416
Series 2015-CR26, Class A4, 3.63%, 10/10/2048 (Callable 08/10/2027)	11,433,585	11,381,632
Series 2015-CR27, Class A4, 3.61%, 10/10/2048 (Callable 10/10/2025)	3,405,000	3,390,850
Series 2015-LC23, Class A4, 3.77%, 10/10/2048 (Callable 11/10/2025)	17,222,800	17,152,562

The accompanying notes are an integral part of these financial statements.

8

Baird Ultra Short Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - (Continued)
Series 2016-COR1, Class A4, 3.09%, 10/10/2049 (Callable 08/10/2027)	$7,560,300	$7,407,677
Computershare Corporate Trust
Series 2015-C31, Class A4, 3.70%, 11/15/2048 (Callable 11/15/2025)	2,000,000	1,991,746
Series 2015-LC22, Class A4, 3.84%, 09/15/2058 (Callable 09/15/2025)	15,005,702	14,960,964
Series 2015-NXS2, Class A5, 3.77%, 07/15/2058 (Callable 07/15/2025)(d)	557,554	553,885
Series 2015-NXS3, Class A4, 3.62%, 09/15/2057 (Callable 10/15/2025)	6,960,000	6,932,065
Series 2015-NXS4, Class A4, 3.72%, 12/15/2048 (Callable 11/15/2025)	10,463,000	10,413,447
Series 2015-P2, Class A4, 3.81%, 12/15/2048 (Callable 12/15/2025)	975,000	969,148
Series 2015-SG1, Class A4, 3.79%, 09/15/2048 (Callable 08/15/2025)	3,482,445	3,472,501
Series 2016-BNK1, Class A3, 2.65%, 08/15/2049 (Callable 08/15/2026)	2,575,000	2,510,792
Series 2016-C34, Class A3, 2.83%, 06/15/2049 (Callable 05/15/2026)	14,620,000	14,453,588
Series 2016-C34, Class A4, 3.10%, 06/15/2049 (Callable 05/15/2026)	17,255,000	16,915,018
Series 2016-C35, Class A4, 2.93%, 07/15/2048 (Callable 07/15/2026)	658,300	645,846
Series 2016-NXS6, Class A4, 2.92%, 11/15/2049 (Callable 10/15/2026)	71,898,000	70,364,049
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4, 3.72%, 08/15/2048 (Callable 08/15/2025)	5,253,234	5,232,530
Series 2015-C4, Class A4, 3.81%, 11/15/2048 (Callable 11/15/2025)	5,385,523	5,364,446
Series 2017-C8, Class ASB, 3.19%, 06/15/2050 (Callable 06/15/2027)	4,828,472	4,765,300
GS Mortgage Securities Corp. II
Series 2014-GC22, Class A5, 3.86%, 06/10/2047 (Callable 07/10/2025)	2,244,213	2,164,638

	Par	Value
Series 2014-GC24, Class A5, 3.93%, 09/10/2047 (Callable 07/10/2025)	$46,206	$46,098
Series 2015-GC32, Class A4, 3.76%, 07/10/2048 (Callable 07/10/2025)	456,427	455,874
Series 2015-GC34, Class A4, 3.51%, 10/10/2048 (Callable 10/10/2025)	16,990,000	16,901,156
Series 2015-GS1, Class A3, 3.73%, 11/10/2048 (Callable 11/10/2025)	26,491,453	26,323,858
JP Morgan Chase Commercial Mortgage Securities
Series 2015-JP1, Class A5, 3.91%, 01/15/2049 (Callable 12/15/2025)	5,803,000	5,752,354
Series 2016-JP2, Class A4, 2.82%, 08/15/2049 (Callable 07/15/2026)	955,650	937,551
Series 2016-JP3, Class A5, 2.87%, 08/15/2049 (Callable 09/15/2026)	3,291,150	3,215,344
Series 2017-JP5, Class A5, 3.72%, 03/15/2050 (Callable 04/15/2027)	8,080,000	7,952,844
JPMBB Commercial Mortgage Securities Trust
Series 2014-C23, Class A5, 3.93%, 09/15/2047 (Callable 08/15/2027)	61,655	61,251
Series 2014-C24, Class A5, 3.64%, 11/15/2047 (Callable 08/15/2027)	1,961,418	1,928,855
Series 2014-C25, Class A5, 3.67%, 11/15/2047 (Callable 12/15/2027)	2,376,936	2,321,126
Series 2015-C27, Class A4, 3.18%, 02/15/2048 (Callable 09/15/2026)	205,034	197,919
Series 2015-C30, Class A5, 3.82%, 07/15/2048 (Callable 07/15/2025)	18,664,308	18,612,341
Series 2015-C31, Class A3, 3.80%, 08/15/2048 (Callable 08/15/2025)	4,020,746	4,011,964
Series 2015-C32, Class A5, 3.60%, 11/15/2048 (Callable 10/15/2025)	21,245,000	21,040,383
Series 2016-C1, Class A5, 3.58%, 03/17/2049 (Callable 02/15/2026)	15,656,445	15,526,548
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class A3, 3.14%, 12/15/2049 (Callable 04/15/2027)	6,150,000	5,985,702

The accompanying notes are an integral part of these financial statements.

9

Baird Ultra Short Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - (Continued)
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C22, Class A4, 3.31%, 04/15/2048 (Callable 07/15/2025)	$1,388,189	$1,363,923
Series 2015-C25, Class A5, 3.64%, 10/15/2048 (Callable 09/15/2025)	12,571,260	12,538,374
Series 2015-C27, Class A4, 3.75%, 12/15/2047 (Callable 11/15/2025)	1,500,000	1,493,510
Series 2016-C28, Class A4, 3.54%, 01/15/2049 (Callable 02/15/2028)	37,524,000	37,202,569
Series 2016-C29, Class A4, 3.33%, 05/15/2049 (Callable 05/15/2026)	5,501,050	5,425,557
Series 2016-C31, Class A5, 3.10%, 11/15/2049 (Callable 11/15/2026)	4,270,000	4,155,613
Morgan Stanley Capital I, Inc., Series 2016-UBS9, Class A4, 3.59%, 03/15/2049 (Callable 02/15/2026)	4,330,000	4,282,283
TOTAL NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $534,206,791)		540,125,033
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 0.4%
Arroyo Mortgage Trust
Series 2019-1, Class A1, 3.81%, 01/25/2049 (Callable 07/25/2025)(a)(d)	2,733,576	2,666,997
Series 2019-2, Class A1, 3.35%, 04/25/2049 (Callable 07/25/2025)(a)(d)	4,852,376	4,697,572
Series 2019-3, Class A1, 2.96%, 10/25/2048 (Callable 07/25/2025)(a)(d)	9,277,617	8,852,932
FirstKey Homes Trust, Series 2021-SFR1, Class A, 1.54%, 08/17/2038(a)	10,348,600	9,999,749
Starwood Mortgage Residential Trust, Series 2021-1, Class A1, 1.22%, 05/25/2065 (Callable 07/25/2025)(a)(d)	4,990,551	4,669,196
TowdPoint Mortgage Trust
Series 2017-4, Class A1, 2.75%, 06/25/2057 (Callable 01/25/2029)(a)(d)	1,044,185	1,017,326

	Par	Value
Series 2017-6, Class A1, 2.75%, 10/25/2057 (Callable 03/25/2031)(a)(d)	$4,859,574	$4,759,589
Series 2018-6, Class A1A, 3.75%, 03/25/2058 (Callable 08/25/2029)(a)(d)	4,263,535	4,219,648
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $42,191,113)		40,883,009
MUNICIPAL BONDS - 0.1%
Central Plains Energy Project, 5.45%, 08/01/2026	1,150,000	1,152,226
City of Fort Worth TX, 5.25%, 03/01/2043 (Callable 07/09/2025)	4,000,000	4,001,794
New York State Energy Research & Development Authority, 5.74%, 04/01/2026	1,625,000	1,625,187
Peralta Community College District, 0.00%, 08/05/2031 (Callable 08/05/2025)(e)	1,250,000	1,244,503
Township of Weehawken NJ, 5.75%, 08/15/2025	4,152,200	4,155,422
TOTAL MUNICIPAL BONDS (Cost $12,173,944)		12,179,132
OTHER GOVERNMENT RELATED SECURITIES - 0.0%(f)
Electricite de France SA, 3.63%, 10/13/2025 (Callable 07/31/2025)(a)	1,966,000	1,958,069
TOTAL OTHER GOVERNMENT RELATED SECURITIES (Cost $1,956,417)		1,958,069
SHORT-TERM INVESTMENTS - 20.5%
U.S. Treasury Bills - 12.0%
4.22%, 08/07/2025(g)	$390,000,000	388,296,207
4.30%, 09/04/2025(g)	100,000,000	99,231,059
4.18%, 09/18/2025(g)	190,000,000	188,241,120
4.23%, 10/02/2025(g)	413,500,000	408,983,480
		1,084,751,866
	Shares
Money Market Funds - 4.8%
Fidelity Government Portfolio - Class Institutional, 4.27%(h)	17,864,103	17,864,103
First American Government Obligations Fund - Class U, 4.27%(h)	416,047,122	416,047,122
		433,911,225

The accompanying notes are an integral part of these financial statements.

10

Baird Ultra Short Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
SHORT-TERM INVESTMENTS - (Continued)
Commercial Paper - 3.7%
Adventist Health System, 4.79%, 07/10/2025(g)	$49,300,000	$49,233,953
CommonSpirit Health, 5.05%, 07/08/2025(g)	52,825,000	52,767,690
Crown Castle, Inc., 5.06%, 07/22/2025(g)	26,625,000	26,543,522
CVS Health Corp., 5.19%, 09/25/2025(g)	10,000,000	9,874,696
FMC Corp., 5.27%, 07/11/2025(g)	45,325,000	45,253,903
FMC Corp., 5.27%, 07/17/2025(g)	16,175,000	16,135,496
HCA, Inc., 4.91%, 07/09/2025(g)	18,700,000	18,677,379
Ovintiv, Inc., 5.00%, 07/21/2025(g)	60,150,000	59,974,837
Sonoco Products Co., 5.23%, 07/14/2025(g)	34,250,000	34,182,051
Sonoco Products Co., 5.12%, 07/08/2025(g)	20,950,000	20,926,415
		333,569,942
TOTAL SHORT-TERM INVESTMENTS (Cost $1,852,538,928)		1,852,233,033
TOTAL INVESTMENTS - 103.4% (Cost $9,358,532,995)		$9,371,727,019
Liabilities in Excess of Other Assets - (3.4)%		(304,007,692)
TOTAL NET ASSETS - 100.0%		$9,067,719,327

Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $1,985,452,546 or 21.9% of the Fund’s net assets.

(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Step coupon bond. The rate disclosed is as of June 30, 2025.
(d)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2025.

(e)	Zero coupon bonds make no periodic interest payments.
(f)	Represents less than 0.05% of net assets.
(g)	The rate shown is the annualized effective yield as of June 30, 2025.
(h)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

11

Baird Ultra Short Bond Fund
Summary of Fair Value Disclosure
as of June 30, 2025 (Unaudited)
Baird Ultra Short Bond Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Corporate Bonds	$—	$4,249,104,305	$ —	$4,249,104,305
U.S. Treasury Securities	—	1,668,748,621	—	1,668,748,621
Asset-Backed Securities	—	1,006,495,817	—	1,006,495,817
Non-Agency Commercial Mortgage-Backed Securities	—	540,125,033	—	540,125,033
Non-Agency Residential Mortgage-Backed Securities	—	40,883,009	—	40,883,009
Municipal Bonds	—	12,179,132	—	12,179,132
Other Government Related Securities	—	1,958,069	—	1,958,069
U.S. Treasury Bills	—	1,084,751,866	—	1,084,751,866
Money Market Funds	433,911,225	—	—	433,911,225
Commercial Paper	—	333,569,942	—	333,569,942
Total Investments	$433,911,225	$8,937,815,794	$—	$9,371,727,019

Refer to the Schedule of Investments for further disaggregation of investment categories.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.
The accompanying notes are an integral part of these financial statements.

12

Baird Short-Term Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited)

	Par	Value
CORPORATE BONDS - 51.4%
Financials - 22.5%
ABN AMRO Bank NV
4.80%, 04/18/2026(a)	$12,400,000	$12,402,505
4.99% to 12/03/2027 then 1 yr. CMT Rate + 0.78%, 12/03/2028 (Callable 12/03/2027)(a)	3,000,000	3,040,400
AEGON Funding Co. LLC, 5.50%, 04/16/2027 (Callable 03/16/2027)(a)	50,000,000	50,607,348
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.10%, 01/15/2027 (Callable 12/15/2026)	5,000,000	5,110,958
6.45%, 04/15/2027 (Callable 03/15/2027)	15,773,000	16,286,917
4.63%, 10/15/2027 (Callable 08/15/2027)	7,300,000	7,329,091
5.75%, 06/06/2028 (Callable 05/06/2028)	23,000,000	23,794,619
AIB Group PLC, 6.61% to 09/13/2028 then SOFR + 2.33%, 09/13/2029 (Callable 09/13/2028)(a)	37,724,000	39,910,210
Air Lease Corp.
1.88%, 08/15/2026 (Callable 07/15/2026)	1,679,000	1,632,263
2.20%, 01/15/2027 (Callable 12/15/2026)	5,817,000	5,631,152
5.85%, 12/15/2027 (Callable 11/15/2027)	2,668,000	2,759,402
Aircastle Ltd., 6.50%, 07/18/2028 (Callable 06/18/2028)(a)	22,700,000	23,699,210
Ally Financial, Inc., 5.74% (SOFR + 1.96%), 05/15/2029 (Callable 05/15/2028)	20,000,000	20,356,060
Aon North America, Inc., 5.13%, 03/01/2027 (Callable 02/01/2027)	14,225,000	14,392,704
Assurant, Inc., 6.10%, 02/27/2026 (Callable 01/27/2026)	26,073,000	26,212,212
Aviation Capital Group LLC
1.95%, 09/20/2026 (Callable 08/20/2026)(a)	11,983,000	11,597,904
4.75%, 04/14/2027(a)	20,629,000	20,648,724
3.50%, 11/01/2027 (Callable 07/01/2027)(a)	20,035,000	19,523,491
6.25%, 04/15/2028 (Callable 03/15/2028)(a)	5,000,000	5,207,004
Banco Santander SA
4.18% to 03/24/2027 then 1 yr. CMT Rate + 2.00%, 03/24/2028 (Callable 03/24/2027)	15,000,000	14,912,328

	Par	Value
5.37% to 07/15/2027 then 1 yr. CMT Rate + 0.95%, 07/15/2028 (Callable 07/15/2027)	$5,000,000	$5,091,985
Bank of America Corp.
4.38% to 04/27/2027 then SOFR + 1.58%, 04/27/2028 (Callable 04/27/2027)	15,069,000	15,065,852
3.97% to 03/05/2028 then 3 mo. Term SOFR + 1.33%, 03/05/2029 (Callable 03/05/2028)	25,000,000	24,723,416
Bank of Ireland Group PLC, 2.03% to 09/30/2026 then 1 yr. CMT Rate + 1.10%, 09/30/2027 (Callable 09/30/2026)(a)	32,751,000	31,722,551
Bank of Montreal
5.37%, 06/04/2027	9,375,000	9,574,309
4.57% to 09/10/2026 then SOFR + 0.88%, 09/10/2027 (Callable 09/10/2026)	40,000,000	40,091,813
Bank of New York Mellon, 4.73% to 04/20/2028 then SOFR + 1.14%, 04/20/2029 (Callable 04/20/2028)	21,700,000	22,006,567
Bank of Nova Scotia, 4.40% to 09/08/2027 then SOFR + 1.00%, 09/08/2028 (Callable 09/08/2027)	47,225,000	47,305,150
Banque Federative du Credit Mutuel SA, 5.19%, 02/16/2028(a)	27,200,000	27,704,478
Barclays PLC
6.50% to 09/13/2026 then SOFR + 1.88%, 09/13/2027 (Callable 09/13/2026)	7,500,000	7,666,439
5.50% to 08/09/2027 then 1 yr. CMT Rate + 2.65%, 08/09/2028 (Callable 08/09/2027)	30,000,000	30,597,394
5.09% to 02/25/2028 then SOFR + 0.96%, 02/25/2029 (Callable 02/25/2028)	23,750,000	24,045,147
BGC Group, Inc., 4.38%, 12/15/2025 (Callable 09/15/2025)	7,083,000	7,061,344
BNP Paribas SA
4.63%, 03/13/2027(a)	1,300,000	1,299,229
3.50%, 11/16/2027(a)	5,000,000	4,889,556
2.59% to 01/20/2027 then SOFR + 1.23%, 01/20/2028 (Callable 01/20/2027)(a)	7,000,000	6,794,466
4.79% to 05/09/2028 then SOFR + 1.45%, 05/09/2029 (Callable 05/09/2028)(a)	35,000,000	35,178,721
Boston Properties LP, 2.75%, 10/01/2026 (Callable 07/01/2026)	11,297,000	11,047,162

The accompanying notes are an integral part of these financial statements.

13

Baird Short-Term Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
BPCE SA
2.05% to 10/19/2026 then SOFR + 1.09%, 10/19/2027 (Callable 10/19/2026)(a)	$2,432,000	$2,351,617
6.61% to 10/19/2026 then SOFR + 1.98%, 10/19/2027 (Callable 10/19/2026)(a)	15,000,000	15,354,788
3.50%, 10/23/2027(a)	30,602,000	29,928,312
6.71% to 10/19/2028 then SOFR + 2.27%, 10/19/2029 (Callable 10/19/2028)(a)	3,125,000	3,309,690
Brighthouse Financial Global Funding, 5.55%, 04/09/2027(a)	30,000,000	30,470,467
Brown & Brown, Inc., 4.70%, 06/23/2028 (Callable 05/23/2028)	5,700,000	5,748,086
Canadian Imperial Bank of Commerce, 5.24%, 06/28/2027	50,000,000	50,898,946
Cantor Fitzgerald LP, 4.50%, 04/14/2027 (Callable 01/14/2027)(a)	15,000,000	14,830,342
Capital One Financial Corp., 6.31% to 06/08/2028 then SOFR + 2.64%, 06/08/2029 (Callable 06/08/2028)	31,000,000	32,540,679
Capital One NA, 5.97% to 08/09/2028 then 5 yr. Mid Swap Rate USD + 1.73%, 08/09/2028	16,000,000	16,392,957
Centene Corp.
4.25%, 12/15/2027 (Callable 07/16/2025)	40,757,000	40,139,426
2.45%, 07/15/2028 (Callable 05/15/2028)	15,000,000	13,929,528
Citigroup, Inc.
3.07% to 02/24/2027 then SOFR + 1.28%, 02/24/2028 (Callable 02/24/2027)	15,000,000	14,667,526
4.79% to 03/04/2028 then SOFR + 0.87%, 03/04/2029 (Callable 03/04/2028)	45,000,000	45,323,187
CNO Global Funding
5.88%, 06/04/2027(a)	35,000,000	35,946,194
4.88%, 12/10/2027(a)	8,500,000	8,566,453
Cooperatieve Rabobank UA
1.98% to 12/15/2026 then 1 yr. CMT Rate + 0.73%, 12/15/2027 (Callable 12/15/2026)(a)	7,000,000	6,751,521
3.65% to 04/06/2027 then 1 yr. CMT Rate + 1.22%, 04/06/2028 (Callable 04/06/2027)(a)	48,768,000	48,125,747

	Par	Value
4.66% to 08/22/2027 then 1 yr. CMT Rate + 1.75%, 08/22/2028 (Callable 08/22/2027)(a)	$2,500,000	$2,514,412
Corebridge Global Funding, 4.65%, 08/20/2027(a)	14,500,000	14,602,695
Credit Agricole SA
5.23% to 01/09/2028 then SOFR + 1.13%, 01/09/2029 (Callable 01/09/2028)(a)	8,600,000	8,739,858
6.32% to 10/03/2028 then SOFR + 1.86%, 10/03/2029 (Callable 10/03/2028)(a)	1,000,000	1,051,011
Credit Agricole SA/London, 4.13%, 01/10/2027(a)	10,000,000	9,963,188
Danske Bank AS
5.43% to 03/01/2027 then 1 yr. CMT Rate + 0.95%, 03/01/2028 (Callable 03/01/2027)(a)	5,000,000	5,086,309
4.30% to 04/01/2027 then 1 yr. CMT Rate + 1.75%, 04/01/2028 (Callable 04/01/2027)(a)	1,392,000	1,387,067
Deutsche Bank AG/New York NY
2.31% to 11/16/2026 then SOFR + 1.22%, 11/16/2027 (Callable 11/16/2026)	20,057,000	19,460,754
5.37% to 01/10/2028 then SOFR + 1.21%, 01/10/2029 (Callable 01/10/2028)	24,000,000	24,421,284
Digital Realty Trust LP, 5.55%, 01/15/2028 (Callable 12/15/2027)	30,129,000	30,902,265
Extra Space Storage LP, 3.88%, 12/15/2027 (Callable 09/15/2027)	34,960,000	34,566,212
Federation des Caisses Desjardins du Quebec
4.55%, 08/23/2027(a)	12,700,000	12,763,147
5.70%, 03/14/2028(a)	13,000,000	13,456,782
Fifth Third Bank NA, 4.97% to 01/28/2027 then SOFR + 0.81%, 01/28/2028 (Callable 01/28/2027)	28,500,000	28,708,670
Goldman Sachs Group, Inc.
4.94% (SOFR + 1.32%), 04/23/2028 (Callable 04/23/2027)	15,000,000	15,116,909
3.81% to 04/23/2028 then 3 mo. Term SOFR + 1.42%, 04/23/2029 (Callable 04/23/2028)	35,000,000	34,442,641
4.22% to 05/01/2028 then 3 mo. Term SOFR + 1.56%, 05/01/2029 (Callable 05/01/2028)	10,000,000	9,942,994

The accompanying notes are an integral part of these financial statements.

14

Baird Short-Term Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
HSBC Holdings PLC
4.04% to 03/13/2027 then 3 mo. Term SOFR + 1.81%, 03/13/2028 (Callable 03/13/2027)	$22,494,000	$22,308,920
5.60% to 05/17/2027 then SOFR + 1.06%, 05/17/2028 (Callable 05/17/2027)	7,000,000	7,131,101
5.13% to 11/19/2027 then SOFR + 1.04%, 11/19/2028 (Callable 11/19/2027)	9,300,000	9,418,270
ING Groep NV
4.02% to 03/28/2027 then SOFR + 1.83%, 03/28/2028 (Callable 03/28/2027)	4,988,000	4,955,427
4.86% to 03/25/2028 then SOFR + 1.01%, 03/25/2029 (Callable 03/25/2028)	10,312,000	10,416,917
Jackson National Life Global Funding, 4.90%, 01/13/2027(a)	5,000,000	5,034,540
Jefferies Financial Group, Inc.
4.85%, 01/15/2027	23,000,000	23,172,253
6.45%, 06/08/2027	2,380,000	2,464,760
JPMorgan Chase & Co.
6.07% to 10/22/2026 then SOFR + 1.33%, 10/22/2027 (Callable 10/22/2026)	10,000,000	10,217,164
5.04% to 01/23/2027 then SOFR + 1.19%, 01/23/2028 (Callable 01/23/2027)	15,000,000	15,143,011
5.57% to 04/22/2027 then SOFR + 0.93%, 04/22/2028 (Callable 04/22/2027)	27,200,000	27,758,147
4.51% to 10/22/2027 then SOFR + 0.86%, 10/22/2028 (Callable 10/22/2027)	10,000,000	10,029,907
KBC Group NV, 5.80% to 01/19/2028 then 1 yr. CMT Rate + 2.10%, 01/19/2029 (Callable 01/19/2028)(a)	41,951,000	43,318,472
Liberty Mutual Insurance Co., 7.88%, 10/15/2026(a)	14,335,000	14,807,216
Lloyds Banking Group PLC, 5.09% to 11/26/2027 then 1 yr. CMT Rate + 0.85%, 11/26/2028 (Callable 11/26/2027)	28,000,000	28,367,916
LPL Holdings, Inc.
5.70%, 05/20/2027 (Callable 04/20/2027)	30,000,000	30,561,867
4.63%, 11/15/2027 (Callable 07/03/2025)(a)	20,927,000	20,870,427
4.90%, 04/03/2028 (Callable 03/03/2028)	3,000,000	3,022,795

	Par	Value
Macquarie Airfinance Holdings Ltd., 5.20%, 03/27/2028 (Callable 02/27/2028)(a)	$20,000,000	$20,222,860
Macquarie Group Ltd., 1.63% to 09/23/2026 then SOFR + 0.91%, 09/23/2027 (Callable 09/23/2026)(a)	25,000,000	24,119,650
Manufacturers & Traders Trust Co., 4.76% to 07/06/2027 then SOFR + 0.95%, 07/06/2028 (Callable 07/06/2027)	26,500,000	26,683,881
Marex Group PLC, 5.83%, 05/08/2028 (Callable 04/08/2028)	25,000,000	25,323,896
Morgan Stanley
5.65% to 04/13/2027 then SOFR + 1.01%, 04/13/2028 (Callable 04/13/2027)	25,000,000	25,555,049
5.16% to 04/20/2028 then SOFR + 1.59%, 04/20/2029 (Callable 04/20/2028)	11,000,000	11,215,602
Morgan Stanley Bank NA, 5.50% to 05/26/2027 then SOFR + 0.87%, 05/26/2028 (Callable 05/26/2027)	19,800,000	20,218,082
Mutual of Omaha Cos. Global Funding, 5.35%, 04/09/2027(a)	23,450,000	23,816,927
Nationwide Building Society
4.00%, 09/14/2026(a)	34,021,000	33,755,477
6.56% to 10/18/2026 then SOFR + 1.91%, 10/18/2027 (Callable 10/18/2026)(a)	18,400,000	18,864,743
4.30% to 03/08/2028 then 3 mo. LIBOR US + 1.45%, 03/08/2029 (Callable 03/08/2028)(a)(b)	3,000,000	2,981,747
NatWest Group PLC
5.58% to 03/01/2027 then 1 yr. CMT Rate + 1.10%, 03/01/2028 (Callable 03/01/2027)	10,000,000	10,179,731
4.89% to 05/18/2028 then 3 mo. LIBOR US + 1.75%, 05/18/2029 (Callable 05/18/2028)(b)	24,000,000	24,240,229
5.81% to 09/13/2028 then 1 yr. CMT Rate + 1.95%, 09/13/2029 (Callable 09/13/2028)	5,085,000	5,280,962
NatWest Markets PLC, 1.60%, 09/29/2026(a)	10,500,000	10,154,599
Nomura Holdings, Inc., 5.84%, 01/18/2028	31,200,000	32,161,700
Old Republic International Corp., 3.88%, 08/26/2026 (Callable 07/26/2026)	7,000,000	6,946,631

The accompanying notes are an integral part of these financial statements.

15

Baird Short-Term Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
Principal Life Global Funding II
5.00%, 01/16/2027(a)	$15,850,000	$16,023,601
4.60%, 08/19/2027(a)	17,750,000	17,847,160
Sammons Financial Group Global Funding, 5.05%, 01/10/2028(a)	40,000,000	40,587,180
Santander Holdings USA, Inc., 6.12% to 05/31/2026 then SOFR + 1.23%, 05/31/2027 (Callable 05/31/2026)	15,000,000	15,168,680
Santander UK Group Holdings PLC
1.67% to 06/14/2026 then SOFR + 0.99%, 06/14/2027 (Callable 06/14/2026)	8,409,000	8,168,111
2.47% to 01/11/2027 then SOFR + 1.22%, 01/11/2028 (Callable 01/11/2027)	5,000,000	4,840,816
3.82% to 11/03/2027 then 3 mo. LIBOR US + 1.40%, 11/03/2028 (Callable 11/03/2027)(b)	2,500,000	2,449,913
SMBC Aviation Capital Finance DAC
1.90%, 10/15/2026 (Callable 09/15/2026)(a)	18,155,000	17,538,059
2.30%, 06/15/2028 (Callable 04/15/2028)(a)	27,410,000	25,683,783
Societe Generale SA
5.25%, 02/19/2027(a)	5,000,000	5,050,299
1.79% to 06/09/2026 then 1 yr. CMT Rate + 1.00%, 06/09/2027 (Callable 06/09/2026)(a)	10,000,000	9,733,412
5.52% to 01/19/2027 then 1 yr. CMT Rate + 1.50%, 01/19/2028 (Callable 01/19/2027)(a)	25,000,000	25,309,518
6.45% to 01/10/2028 then 1 yr. CMT Rate + 2.55%, 01/10/2029 (Callable 01/10/2028)(a)	2,000,000	2,079,752
5.50% to 04/13/2028 then 1 yr. CMT Rate + 1.20%, 04/13/2029 (Callable 04/13/2028)(a)	5,000,000	5,089,390
5.25% to 05/22/2028 then SOFR + 1.42%, 05/22/2029 (Callable 05/22/2028)(a)	10,000,000	10,122,097
Standard Chartered PLC
2.61% to 01/12/2027 then 1 yr. CMT Rate + 1.18%, 01/12/2028 (Callable 01/12/2027)(a)	5,000,000	4,855,959
6.75% to 02/08/2027 then 1 yr. CMT Rate + 1.85%, 02/08/2028 (Callable 02/08/2027)(a)	42,675,000	44,045,654

	Par	Value
Sumitomo Mitsui Financial Group, Inc., 3.01%, 10/19/2026	$12,000,000	$11,802,849
Sumitomo Mitsui Trust Bank Ltd.
5.20%, 03/07/2027(a)	10,000,000	10,150,284
4.45%, 09/10/2027(a)	18,150,000	18,221,123
Svenska Handelsbanken AB, 5.50%, 06/15/2028(a)	3,555,000	3,673,756
Synchrony Bank, 5.63%, 08/23/2027 (Callable 07/23/2027)	10,367,000	10,572,336
Synchrony Financial
3.70%, 08/04/2026 (Callable 05/04/2026)	2,266,000	2,244,623
3.95%, 12/01/2027 (Callable 09/01/2027)	42,500,000	41,791,296
Synovus Financial Corp., 5.20%, 08/11/2025 (Callable 07/11/2025)	6,553,000	6,550,368
UBS AG/Stamford CT
4.86% to 01/10/2027 then SOFR + 0.72%, 01/10/2028 (Callable 01/10/2027)	7,000,000	7,056,906
7.50%, 02/15/2028	14,000,000	15,102,679
UBS Group AG
6.44% to 08/11/2027 then SOFR + 3.70%, 08/11/2028 (Callable 08/11/2027)(a)	22,300,000	23,171,285
3.87% to 01/12/2028 then 3 mo. LIBOR US + 1.41%, 01/12/2029 (Callable 01/12/2028)(a)(b)	10,000,000	9,845,672
US Bancorp, 6.79% to 10/26/2026 then SOFR + 1.88%, 10/26/2027 (Callable 10/26/2026)	25,000,000	25,735,544
Wells Fargo & Co.
5.71% to 04/22/2027 then SOFR + 1.07%, 04/22/2028 (Callable 04/22/2027)	31,500,000	32,184,040
3.58% to 05/22/2027 then 3 mo. Term SOFR + 1.57%, 05/22/2028 (Callable 05/22/2027)	21,182,000	20,855,789
4.97% (SOFR + 1.37%), 04/23/2029 (Callable 04/23/2028)	3,000,000	3,041,979
Westpac New Zealand Ltd., 5.13%, 02/26/2027(a)	25,000,000	25,315,921
WP Carey, Inc., 4.25%, 10/01/2026 (Callable 07/01/2026)	11,997,000	11,971,549
		2,503,924,004
Industrials - 26.2%(c)
7-Eleven, Inc., 1.30%, 02/10/2028 (Callable 12/10/2027)(a)	3,000,000	2,767,057
Advance Auto Parts, Inc.
5.90%, 03/09/2026	10,000,000	9,998,000
1.75%, 10/01/2027 (Callable 08/01/2027)	5,000,000	4,667,723

The accompanying notes are an integral part of these financial statements.

16

Baird Short-Term Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
AGCO Corp., 5.45%, 03/21/2027 (Callable 02/21/2027)	$12,000,000	$12,148,020
Aker BP ASA, 5.60%, 06/13/2028 (Callable 05/13/2028)(a)	32,255,000	33,112,702
Allegion US Holding Co., Inc., 3.55%, 10/01/2027 (Callable 07/01/2027)	3,914,000	3,836,336
Amcor Flexibles North America, Inc., 4.80%, 03/17/2028(a)	17,400,000	17,518,821
Amrize Finance US LLC, 4.70%, 04/07/2028 (Callable 03/07/2028)(a)	20,000,000	20,181,682
Anglo American Capital PLC
4.75%, 04/10/2027(a)	8,390,000	8,428,970
4.50%, 03/15/2028 (Callable 12/15/2027)(a)	42,000,000	42,004,271
APA Corp., 4.38%, 10/15/2028 (Callable 07/15/2028)(a)	9,783,000	9,409,552
ArcelorMittal SA
4.55%, 03/11/2026	7,500,000	7,486,475
6.55%, 11/29/2027 (Callable 10/29/2027)	41,171,000	42,916,042
Ashtead Capital, Inc.
1.50%, 08/12/2026 (Callable 07/12/2026)(a)	33,034,000	31,959,411
4.38%, 08/15/2027 (Callable 07/16/2025)(a)	21,744,000	21,654,824
AT&T, Inc., 4.25%, 03/01/2027 (Callable 12/01/2026)	9,477,000	9,467,855
Bayer US Finance LLC, 6.13%, 11/21/2026 (Callable 10/21/2026)(a)	10,000,000	10,163,160
Bayport Polymers LLC, 4.74%, 04/14/2027 (Callable 03/14/2027)(a)	2,500,000	2,502,047
Berry Global, Inc., 4.88%, 07/15/2026 (Callable 07/31/2025)(a)	30,669,000	30,629,109
BMW US Capital LLC, 4.60%, 08/13/2027(a)	25,000,000	25,140,978
Boeing Co., 6.26%, 05/01/2027 (Callable 04/01/2027)	7,000,000	7,201,708
Boston Medical Center Corp., 3.91%, 07/01/2028	20,555,000	19,770,062
Broadcom, Inc., 5.05%, 07/12/2027 (Callable 06/12/2027)	45,375,000	46,016,848
Canadian Natural Resources Ltd., 3.85%, 06/01/2027 (Callable 03/01/2027)	6,092,000	6,031,367
Carnival Corp., 4.00%, 08/01/2028 (Callable 05/01/2028)(a)	27,500,000	26,915,625
CCL Industries, Inc., 3.25%, 10/01/2026 (Callable 07/01/2026)(a)	5,780,000	5,685,385

	Par	Value
Celanese US Holdings LLC, 6.42%, 07/15/2027 (Callable 06/15/2027)	$21,721,000	$22,493,915
CF Industries, Inc., 4.50%, 12/01/2026(a)	31,150,000	31,168,598
Charles River Laboratories International, Inc., 4.25%, 05/01/2028 (Callable 07/16/2025)(a)	9,000,000	8,733,050
Charter Communications Operating LLC, 4.20%, 03/15/2028 (Callable 12/15/2027)	18,375,000	18,214,173
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.15%, 11/10/2026 (Callable 10/10/2026)	13,850,000	14,115,121
Cheniere Energy, Inc., 4.63%, 10/15/2028 (Callable 07/11/2025)	46,750,000	46,685,460
Columbia Pipelines Holding Co. LLC, 6.06%, 08/15/2026 (Callable 07/15/2026)(a)	7,000,000	7,085,329
Concentrix Corp.
6.65%, 08/02/2026 (Callable 07/02/2026)	45,900,000	46,728,392
6.60%, 08/02/2028 (Callable 07/02/2028)	7,500,000	7,868,819
ConocoPhillips Co., 4.40%, 07/15/2027 (Callable 04/15/2027)	4,700,000	4,714,535
Crown Castle, Inc., 1.05%, 07/15/2026 (Callable 06/15/2026)	20,300,000	19,551,167
CVS Health Corp., 4.30%, 03/25/2028 (Callable 12/25/2027)	26,434,000	26,325,534
CVS Pass-Through Trust
5.88%, 01/10/2028	2,744,916	2,780,986
6.04%, 12/10/2028	20,219,705	20,505,002
6.94%, 01/10/2030	5,722,176	5,906,524
CVS Pass-Through Trust Series 2009, 8.35%, 07/10/2031(a)	2,319,743	2,517,104
Daimler Truck Finance North America LLC, 5.13%, 09/25/2027 (Callable 08/25/2027)(a)	20,000,000	20,285,733
DCP Midstream Operating LP, 5.63%, 07/15/2027 (Callable 04/15/2027)	22,291,000	22,786,322
Diamondback Energy, Inc., 5.20%, 04/18/2027 (Callable 03/18/2027)	7,300,000	7,399,713
DXC Technology Co., 1.80%, 09/15/2026 (Callable 08/15/2026)	51,950,000	50,203,184

The accompanying notes are an integral part of these financial statements.

17

Baird Short-Term Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Edwards Lifesciences Corp., 4.30%, 06/15/2028 (Callable 03/15/2028)	$15,000,000	$14,976,878
Element Fleet Management Corp.
6.27%, 06/26/2026 (Callable 05/26/2026)(a)	17,790,000	18,041,992
5.64%, 03/13/2027 (Callable 02/13/2027)(a)	20,000,000	20,311,051
6.32%, 12/04/2028 (Callable 11/04/2028)(a)	16,000,000	16,869,341
Enbridge, Inc.
5.90%, 11/15/2026 (Callable 10/15/2026)	7,000,000	7,124,456
4.60%, 06/20/2028 (Callable 05/20/2028)	4,000,000	4,030,031
Energy Transfer LP
6.05%, 12/01/2026 (Callable 11/01/2026)	7,000,000	7,147,417
4.20%, 04/15/2027 (Callable 01/15/2027)	5,028,000	5,007,635
5.63%, 05/01/2027 (Callable 07/16/2025)(a)	14,600,000	14,628,872
5.50%, 06/01/2027 (Callable 03/01/2027)	14,000,000	14,250,215
EQT Corp.
7.50%, 06/01/2027 (Callable 07/11/2025)(a)	5,341,000	5,438,174
5.70%, 04/01/2028 (Callable 03/01/2028)	10,184,000	10,475,455
Evernorth Health, Inc., 3.40%, 03/01/2027 (Callable 12/01/2026)	5,500,000	5,378,524
Ferguson Finance PLC
4.25%, 04/20/2027 (Callable 03/20/2027)(a)	3,100,000	3,075,708
4.50%, 10/24/2028 (Callable 07/24/2028)(a)	39,145,000	39,076,486
Flex Ltd., 6.00%, 01/15/2028 (Callable 12/15/2027)	16,134,000	16,645,933
FMC Corp., 3.20%, 10/01/2026 (Callable 08/01/2026)	4,550,000	4,464,500
Ford Motor Credit Co. LLC
4.54%, 08/01/2026 (Callable 06/01/2026)	26,417,000	26,235,668
5.80%, 03/05/2027 (Callable 02/05/2027)	21,000,000	21,165,676
7.35%, 11/04/2027 (Callable 10/04/2027)	5,000,000	5,192,760
5.92%, 03/20/2028 (Callable 02/20/2028)	3,550,000	3,586,029
Freeport-McMoRan, Inc., 4.13%, 03/01/2028 (Callable 07/31/2025)	5,372,000	5,306,828

	Par	Value
Fresenius Medical Care US Finance III, Inc., 1.88%, 12/01/2026 (Callable 11/01/2026)(a)	$25,307,000	$24,329,635
General Motors Financial Co., Inc.
5.40%, 04/06/2026	10,000,000	10,045,384
5.35%, 07/15/2027	30,000,000	30,449,512
5.05%, 04/04/2028	15,000,000	15,113,720
GFL Environmental, Inc., 3.50%, 09/01/2028 (Callable 03/01/2028)(a)	21,453,000	20,693,787
Glencore Funding LLC
5.34%, 04/04/2027(a)	29,875,000	30,285,132
3.88%, 10/27/2027 (Callable 07/27/2027)(a)	12,381,000	12,220,714
4.91%, 04/01/2028(a)	10,000,000	10,101,815
Global Payments, Inc., 2.15%, 01/15/2027 (Callable 12/15/2026)	10,000,000	9,673,013
Gray Oak Pipeline LLC, 3.45%, 10/15/2027 (Callable 08/15/2027)(a)	17,173,000	16,798,761
Gulfstream Natural Gas System LLC, 4.60%, 09/15/2025 (Callable 07/31/2025)(a)	7,407,000	7,400,204
Helmerich & Payne, Inc., 4.65%, 12/01/2027 (Callable 11/01/2027)(a)	32,200,000	31,902,679
Hewlett Packard Enterprise Co., 4.40%, 09/25/2027 (Callable 08/25/2027)	17,625,000	17,640,414
Hexcel Corp., 4.20%, 02/15/2027 (Callable 11/15/2026)(d)	40,161,000	39,778,797
HF Sinclair Corp.
6.38%, 04/15/2027 (Callable 07/11/2025)	4,320,000	4,346,977
5.00%, 02/01/2028 (Callable 07/11/2025)	15,215,000	15,219,458
Hubbell, Inc., 3.50%, 02/15/2028 (Callable 11/15/2027)	17,421,000	17,088,900
Hyatt Hotels Corp.
5.75%, 01/30/2027 (Callable 12/30/2026)	20,000,000	20,411,723
5.05%, 03/30/2028 (Callable 02/29/2028)	15,000,000	15,163,220
Hyundai Capital America
4.85%, 03/25/2027(a)	10,000,000	10,042,036
5.28%, 06/24/2027(a)	5,000,000	5,062,962
4.90%, 06/23/2028(a)	20,000,000	20,143,580
Icon Investments Six DAC, 5.81%, 05/08/2027 (Callable 04/08/2027)	20,000,000	20,418,040
Illumina, Inc., 4.65%, 09/09/2026	15,375,000	15,393,272
Infor LLC, 1.75%, 07/15/2025(a)	8,145,000	8,133,694
International Flavors & Fragrances, Inc., 1.83%, 10/15/2027 (Callable 08/15/2027)(a)	34,255,000	32,270,777

The accompanying notes are an integral part of these financial statements.

18

Baird Short-Term Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
IQVIA, Inc., 5.70%, 05/15/2028 (Callable 04/15/2028)	$32,000,000	$32,813,440
Jabil, Inc., 4.25%, 05/15/2027 (Callable 04/15/2027)	8,345,000	8,322,069
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl, 2.50%, 01/15/2027 (Callable 12/15/2026)	7,700,000	7,489,929
Kyndryl Holdings, Inc., 2.05%, 10/15/2026 (Callable 09/15/2026)	55,000,000	53,301,120
L3Harris Technologies, Inc., 5.40%, 01/15/2027	20,000,000	20,331,400
LG Energy Solution Ltd.
5.38%, 07/02/2027(a)	30,000,000	30,276,614
5.25%, 04/02/2028(a)	15,000,000	15,046,700
LKQ Corp., 5.75%, 06/15/2028 (Callable 05/15/2028)	50,425,000	51,951,634
Louisiana-Pacific Corp., 3.63%, 03/15/2029 (Callable 07/31/2025)(a)	1,957,000	1,864,620
Mars, Inc., 4.60%, 03/01/2028 (Callable 02/01/2028)(a)	34,850,000	35,133,290
MasTec, Inc., 4.50%, 08/15/2028 (Callable 07/31/2025)(a)	9,303,000	9,177,657
Metropolitan Detroit Area Hospital Services, Inc., 4.48%, 12/01/2029(a)	4,260,000	4,154,824
Microchip Technology, Inc., 4.90%, 03/15/2028	29,796,000	30,123,375
Molex Electronic Technologies LLC, 4.75%, 04/30/2028 (Callable 03/30/2028)(a)	23,500,000	23,647,778
Mylan, Inc., 4.55%, 04/15/2028 (Callable 01/15/2028)	4,200,000	4,165,059
National Fuel Gas Co., 5.50%, 10/01/2026	18,750,000	18,945,878
NGPL PipeCo LLC, 4.88%, 08/15/2027 (Callable 02/15/2027)(a)	6,460,000	6,427,168
Nissan Motor Acceptance Co. LLC
6.95%, 09/15/2026(a)	5,000,000	5,049,115
5.30%, 09/13/2027(a)	27,225,000	26,840,648
Nissan Motor Co. Ltd., 3.52%, 09/17/2025 (Callable 08/17/2025)(a)	5,291,000	5,257,637
nVent Finance Sarl, 4.55%, 04/15/2028 (Callable 01/15/2028)	11,092,000	11,084,995
Occidental Petroleum Corp.
3.40%, 04/15/2026 (Callable 01/15/2026)	10,839,000	10,690,259
3.00%, 02/15/2027 (Callable 11/15/2026)	5,920,000	5,751,417

	Par	Value
8.50%, 07/15/2027 (Callable 01/15/2027)	$25,440,000	$26,909,988
5.00%, 08/01/2027 (Callable 07/01/2027)	7,000,000	7,060,241
ONEOK, Inc., 5.55%, 11/01/2026 (Callable 10/01/2026)	10,000,000	10,137,571
Owens Corning, 5.50%, 06/15/2027 (Callable 05/15/2027)	15,000,000	15,321,172
Penske Truck Leasing Co. Lp/ PTL Finance Corp.
5.35%, 01/12/2027 (Callable 12/12/2026)(a)	12,000,000	12,135,893
4.20%, 04/01/2027 (Callable 01/01/2027)(a)	1,825,000	1,816,635
POSCO, 4.50%, 08/04/2027(a)	9,000,000	8,992,148
PRA Health Sciences, Inc., 2.88%, 07/15/2026 (Callable 07/31/2025)(a)	18,956,000	18,497,834
Premier Health Partners, 2.91%, 11/15/2026 (Callable 05/15/2026)	1,954,000	1,904,228
Quanta Services, Inc., 4.75%, 08/09/2027 (Callable 07/09/2027)	30,400,000	30,655,120
Reckitt Benckiser Treasury Services PLC, 3.00%, 06/26/2027 (Callable 03/26/2027)(a)	38,750,000	37,878,387
Regal Rexnord Corp.
6.05%, 02/15/2026	30,375,000	30,550,604
6.05%, 04/15/2028 (Callable 03/15/2028)	25,450,000	26,225,797
Renesas Electronics Corp., 2.17%, 11/25/2026 (Callable 10/25/2026)(a)	5,919,000	5,724,782
Rolls-Royce PLC, 5.75%, 10/15/2027 (Callable 07/15/2027)(a)	28,020,000	28,757,767
Royal Caribbean Cruises Ltd., 5.50%, 04/01/2028 (Callable 10/01/2027)(a)	8,000,000	8,099,544
RTX Corp., 5.75%, 11/08/2026 (Callable 10/08/2026)	15,000,000	15,276,937
Ryder System, Inc., 5.30%, 03/15/2027 (Callable 02/15/2027)	12,350,000	12,533,960
Sabal Trail Transmission LLC, 4.25%, 05/01/2028 (Callable 02/01/2028)(a)	9,041,000	8,916,326
Schlumberger Holdings Corp., 5.00%, 05/29/2027 (Callable 04/29/2027)(a)	27,775,000	28,134,638
Sealed Air Corp., 1.57%, 10/15/2026 (Callable 09/15/2026)(a)	23,240,000	22,241,862
Silgan Holdings, Inc., 1.40%, 04/01/2026 (Callable 03/01/2026)(a)	7,000,000	6,811,226

The accompanying notes are an integral part of these financial statements.

19

Baird Short-Term Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
SK Hynix, Inc.
5.50%, 01/16/2027(a)	$15,000,000	$15,188,595
6.38%, 01/17/2028(a)	5,788,000	6,035,155
Smith & Nephew PLC, 5.15%, 03/20/2027 (Callable 02/20/2027)	10,000,000	10,119,550
Solventum Corp., 5.45%, 02/25/2027 (Callable 01/25/2027)	50,571,000	51,396,014
Sonoco Products Co., 2.25%, 02/01/2027 (Callable 01/01/2027)	4,211,000	4,061,423
South Bow USA Infrastructure Holdings LLC, 4.91%, 09/01/2027 (Callable 08/01/2027)(a)	23,250,000	23,399,191
Sprint Capital Corp., 6.88%, 11/15/2028	3,647,000	3,915,190
Stellantis Finance US, Inc.
1.71%, 01/29/2027 (Callable 12/29/2026)(a)	21,379,000	20,391,227
5.35%, 03/17/2028 (Callable 02/17/2028)(a)	10,000,000	10,083,259
Synopsys, Inc., 4.65%, 04/01/2028 (Callable 03/01/2028)	13,000,000	13,132,330
TD SYNNEX Corp., 1.75%, 08/09/2026 (Callable 07/09/2026)	25,385,000	24,543,790
Texas Gas Transmission LLC, 7.25%, 07/15/2027	5,100,000	5,337,034
The Campbell’s Co., 5.20%, 03/19/2027	7,000,000	7,098,090
Triton Container International Ltd., 2.05%, 04/15/2026 (Callable 03/15/2026)(a)	23,688,000	23,198,034
United Rentals North America, Inc., 3.88%, 11/15/2027 (Callable 07/11/2025)	24,150,000	23,645,130
Universal Health Services, Inc., 1.65%, 09/01/2026 (Callable 08/01/2026)	6,698,000	6,466,617
Utah Acquisition Sub, Inc., 3.95%, 06/15/2026 (Callable 03/15/2026)	27,613,000	27,352,152
Var Energi ASA
5.00%, 05/18/2027 (Callable 04/18/2027)(a)	6,575,000	6,616,392
7.50%, 01/15/2028 (Callable 12/15/2027)(a)	12,395,000	13,119,599
VICI Properties LP, 4.75%, 02/15/2028 (Callable 01/15/2028)	16,819,000	16,911,243
VICI Properties LP / VICI Note Co., Inc.
5.75%, 02/01/2027 (Callable 11/01/2026)(a)	25,144,000	25,491,801

	Par	Value
4.50%, 01/15/2028 (Callable 10/15/2027)(a)	$13,500,000	$13,428,931
Videotron Ltd., 5.13%, 04/15/2027 (Callable 07/31/2025)(a)	24,026,000	24,038,133
ViterraFinance BV
2.00%, 04/21/2026 (Callable 03/21/2026)(a)	49,121,000	48,072,140
4.90%, 04/21/2027 (Callable 03/21/2027)(a)	7,625,000	7,644,694
Volkswagen Group of America Finance LLC
5.70%, 09/12/2026(a)	35,000,000	35,378,053
4.85%, 08/15/2027(a)	12,000,000	12,007,003
5.05%, 03/27/2028 (Callable 02/27/2028)(a)	8,775,000	8,825,557
VontierCorp.
1.80%, 04/01/2026 (Callable 03/01/2026)	16,952,000	16,576,376
2.40%, 04/01/2028 (Callable 02/01/2028)	1,930,000	1,813,020
Warnermedia Holdings, Inc., 3.76%, 03/15/2027 (Callable 02/15/2027)	14,911,000	14,549,856
Western Digital Corp., 4.75%, 02/15/2026 (Callable 11/15/2025)	11,176,000	11,146,594
Woodside Finance Ltd., 4.90%, 05/19/2028 (Callable 04/19/2028)	27,865,000	28,052,771
XPO, Inc., 6.25%, 06/01/2028 (Callable 07/11/2025)(a)	3,490,000	3,542,113
Yara International ASA, 4.75%, 06/01/2028 (Callable 03/01/2028)(a)	3,410,000	3,416,860
		2,920,663,729
Utilities - 2.7%
Algonquin Power & Utilities Corp., 5.37%, 06/15/2026(d)	30,000,000	30,159,734
Alliant Energy Finance LLC, 5.40%, 06/06/2027 (Callable 05/06/2027)(a)	25,000,000	25,296,247
Ameren Corp., 5.70%, 12/01/2026 (Callable 11/01/2026)	20,000,000	20,320,618
Brooklyn Union Gas Co., 4.63%, 08/05/2027 (Callable 07/05/2027)(a)	1,000,000	1,002,635
Capital Power US Holdings, Inc., 5.26%, 06/01/2028 (Callable 05/01/2028)(a)	8,650,000	8,767,169
Cleveland Electric Illuminating Co., 3.50%, 04/01/2028 (Callable 01/01/2028)(a)	14,932,000	14,525,963
Constellation Energy Generation LLC, 5.60%, 03/01/2028 (Callable 02/01/2028)	17,324,000	17,923,287

The accompanying notes are an integral part of these financial statements.

20

Baird Short-Term Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Utilities - (Continued)
DTE Energy Co.
4.95%, 07/01/2027 (Callable 06/01/2027)	$23,175,000	$23,440,327
4.88%, 06/01/2028 (Callable 05/01/2028)	10,367,000	10,519,361
Duquesne Light Holdings, Inc., 3.62%, 08/01/2027 (Callable 05/01/2027)(a)	3,425,000	3,318,978
Enel Finance International NV, 3.50%, 04/06/2028(a)	24,042,000	23,444,212
Essential Utilities, Inc., 4.80%, 08/15/2027 (Callable 07/15/2027)	25,400,000	25,667,523
Evergy Kansas Central, Inc., 4.70%, 03/13/2028	9,850,000	9,961,194
Eversource Energy, 5.00%, 01/01/2027	12,000,000	12,105,662
Fells Point Funding Trust, 3.05%, 01/31/2027 (Callable 12/31/2026)(a)	35,209,000	34,445,612
KeySpan Gas East Corp., 2.74%, 08/15/2026 (Callable 05/15/2026)(a)	21,525,000	21,055,080
Pennsylvania-American Water Co., 7.80%, 09/01/2026(a)	8,000,000	8,189,190
Pinnacle West Capital Corp., 4.90%, 05/15/2028 (Callable 04/15/2028)	12,000,000	12,167,988
		302,310,780
TOTAL CORPORATE BONDS (Cost $5,653,597,216)		5,726,898,513
U.S. TREASURY SECURITIES - 34.7%
United States Treasury Note/Bond
4.25%, 03/15/2027	1,890,750,000	1,905,078,330
4.63%, 06/15/2027	166,650,000	169,410,141
3.13%, 08/31/2027	92,925,000	91,781,587
3.88%, 11/30/2027	572,650,000	574,842,173
4.00%, 12/15/2027	8,050,000	8,107,231
4.25%, 01/15/2028	302,475,000	306,385,908
3.75%, 04/15/2028	482,450,000	483,053,062
3.75%, 05/15/2028	325,000,000	325,482,423
TOTAL U.S. TREASURY SECURITIES (Cost $3,844,363,602)		3,864,140,855
ASSET-BACKED SECURITIES - 4.4%
BA Credit Card Trust, Series 2024-A1, Class A, 4.93%, 05/15/2029	31,225,000	31,687,539
Chase Auto Credit Linked Notes, Series 2025-1, Class B, 4.75%, 02/25/2033 (Callable 04/25/2029)(a)	15,000,000	15,048,156

	Par	Value
Chase Auto Owner Trust, Series 2024-2A, Class A3, 5.52%, 06/25/2029 (Callable 10/25/2027)(a)	$15,490,000	$15,729,012
DLLAD LLC, Series 2024-1A, Class A3, 5.30%, 07/20/2029 (Callable 01/20/2029)(a)	41,447,000	42,266,453
Financial Holding Corp.
Series 2024-B, Class A, 4.95%, 02/15/2029(a)	31,741,000	32,049,729
Series 2024-D, Class A, 5.34%, 04/15/2029(a)	10,000,000	10,171,176
First National Master Note Trust, Series 2024-1, Class A, 5.34%, 05/15/2030	23,480,000	23,949,659
Ford Credit Auto Owner Trust
Series 2022-1, Class A, 3.88%, 11/15/2034 (Callable 05/15/2027)(a)	15,000,000	14,885,478
Series 2023-1, Class A, 4.85%, 08/15/2035 (Callable 02/15/2028)(a)	8,670,000	8,795,069
Ford Credit Floorplan LLC, Series 2024-3, Class A1, 4.30%, 09/15/2029(a)	33,350,000	33,402,590
General Motors Co.
Series 2024-1A, Class A1, 5.13%, 03/15/2029(a)	23,275,000	23,614,035
Series 2024-4A, Class A1, 4.73%, 11/15/2029(a)	8,175,000	8,269,147
GreatAmerica Leasing Receivables, Series 2024-2, Class A3, 5.00%, 09/15/2028 (Callable 09/15/2028)(a)	10,375,000	10,493,906
Harley-Davidson Customer Funding Corp., Series 2024-B, Class A3, 4.31%, 07/16/2029 (Callable 12/15/2027)	10,900,000	10,919,306
Hyundai Auto Lease Securitization Trust, Series 2025-A, Class A3, 4.83%, 01/18/2028 (Callable 07/15/2027)(a)	27,650,000	27,896,032
MMAF Equipment Finance LLC, Series 2023-A, Class A3, 5.54%, 12/13/2029(a)	6,575,000	6,695,982
Navient Student Loan Trust
Series 2019-BA, Class A2A, 3.39%, 12/15/2059 (Callable 01/15/2030)(a)	2,292,326	2,241,445
Series 2019-EA, Class A2A, 2.64%, 05/15/2068 (Callable 02/15/2027)(a)	1,091,113	1,064,462
Series 2019-FA, Class A2, 2.60%, 08/15/2068 (Callable 06/15/2027)(a)	5,449,135	5,245,443

The accompanying notes are an integral part of these financial statements.

21

Baird Short-Term Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
Series 2021-A, Class A, 0.84%, 05/15/2069 (Callable 12/15/2028)(a)	$6,169,318	$5,622,654
Series 2021-GA, Class A, 1.58%, 04/15/2070 (Callable 05/15/2030)(a)	17,887,120	16,155,840
Nelnet Student Loan Trust
Series 2021-A, Class APT1, 1.36%, 04/20/2062 (Callable 09/20/2029)(a)	4,776,620	4,492,502
Series 2021-BA, Class AFX, 1.42%, 04/20/2062 (Callable 07/20/2029)(a)	6,563,825	6,138,258
Series 2021-DA, Class AFX, 1.63%, 04/20/2062 (Callable 03/20/2032)(a)	6,630,603	6,248,050
Santander Holdings USA, Inc., Series 2023-B, Class B, 5.64%, 12/15/2033 (Callable 10/15/2027)(a)	2,143,623	2,162,633
Towd Point Mortgage Trust
Series 2020-MH1, Class A1, 2.25%, 02/25/2060 (Callable 07/25/2025)(a)(e)	5,628,690	5,487,414
Series 2020-MH1, Class A1A, 2.18%, 02/25/2060 (Callable 07/25/2025)(a)(e)	3,619,523	3,526,955
Verizon Master Trust
Series 2024-8, Class A1A, 4.62%, 11/20/2030 (Callable 11/20/2027)	22,000,000	22,266,358
Series 2025-5, Class A1A, 4.40%, 06/20/2031 (Callable 06/20/2028)	21,900,000	22,018,037
WF Card Issuance Trust, Series 2024-A1, Class A, 4.94%, 02/15/2029	43,500,000	44,064,643
Wheels Fleet Lease Funding 1 LLC, Series 2024-2A, Class A1, 4.87%, 06/21/2039(a)	27,039,592	27,189,978
TOTAL ASSET-BACKED SECURITIES (Cost $489,339,074)		489,797,941
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.6%
BBCMS Trust
Series 2017-C1, Class A4, 3.67%, 02/15/2050 (Callable 02/15/2027)	6,699,000	6,563,787
Series 2021-C9, Class ASB, 1.96%, 02/15/2054 (Callable 02/15/2031)	13,500,000	12,735,727

	Par	Value
Benchmark Mortgage Trust, Series 2018-B1, Class A5, 3.67%, 01/15/2051 (Callable 01/15/2028)(e)	$3,975,000	$3,887,687
CFCRE Commercial Mortgage Trust
Series 2016-C7, Class A3, 3.84%, 12/10/2054 (Callable 12/10/2026)	2,750,000	2,711,158
Series 2017-C8, Class A4, 3.57%, 06/15/2050 (Callable 05/15/2027)	27,927,000	27,274,782
Citigroup Commercial Mortgage Trust
Series 2015-GC31, Class A4, 3.76%, 06/10/2048 (Callable 07/10/2025)	15,951,155	15,651,260
Series 2016-C3, Class A4, 3.15%, 11/15/2049 (Callable 11/15/2026)	16,564,000	16,197,803
Series 2016-C3, Class AAB, 2.98%, 11/15/2049 (Callable 11/15/2026)	266,845	265,124
Series 2016-P6, Class A5, 3.72%, 12/10/2049 (Callable 01/10/2027)(e)	6,467,000	6,310,124
Series 2017-P7, Class A3, 3.44%, 04/14/2050 (Callable 04/14/2027)	8,852,062	8,715,455
Series 2017-P8, Class A4, 3.47%, 09/15/2050 (Callable 09/15/2027)	11,450,000	11,040,498
Commercial Mortgage Pass Through Certificates
Series 2015-CR24, Class A5, 3.70%, 08/10/2048 (Callable 06/10/2026)	2,847,853	2,844,023
Series 2017-COR2, Class A3, 3.51%, 09/10/2050 (Callable 09/10/2027)	16,289,000	15,882,726
Computershare Corporate Trust
Series 2015-C31, Class ASB, 3.49%, 11/15/2048 (Callable 11/15/2025)	29	29
Series 2016-BNK1, Class A3, 2.65%, 08/15/2049 (Callable 08/15/2026)	14,925,000	14,552,844
Series 2016-C34, Class A4, 3.10%, 06/15/2049 (Callable 05/15/2026)	5,260,000	5,156,360
Series 2017-C38, Class A5, 3.45%, 07/15/2050 (Callable 06/15/2027)	38,228,000	37,460,848
Series 2017-C40, Class A4, 3.58%, 10/15/2050 (Callable 10/15/2027)	6,600,000	6,464,498
Series 2017-C41, Class A4, 3.47%, 11/15/2050 (Callable 11/15/2027)	2,000,000	1,948,844

The accompanying notes are an integral part of these financial statements.

22

Baird Short-Term Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - (Continued)
CSAIL Commercial Mortgage Trust, Series 2016-C5, Class A5, 3.76%, 11/15/2048 (Callable 11/15/2025)	$4,040,988	$4,020,117
GS Mortgage Securities Corp. II
Series 2014-GC22, Class A5, 3.86%, 06/10/2047 (Callable 07/10/2025)	3,850,233	3,713,712
Series 2015-GS1, Class A2, 3.47%, 11/10/2048 (Callable 11/10/2025)	1,122,599	1,118,564
Series 2016-GS2, Class A4, 3.05%, 05/10/2049 (Callable 05/10/2026)	5,008,000	4,942,968
Series 2016-GS3, Class A4, 2.85%, 10/10/2049 (Callable 10/10/2026)	3,309,000	3,236,975
Series 2017-GS6, Class A3, 3.43%, 05/10/2050 (Callable 05/10/2027)	8,042,760	7,828,833
JP Morgan Chase Commercial Mortgage Securities
Series 2016-JP2, Class A4, 2.82%, 08/15/2049 (Callable 07/15/2026)	2,065,000	2,025,892
Series 2016-JP4, Class A4, 3.65%, 12/15/2049 (Callable 04/15/2027)(e)	8,950,000	8,808,094
Series 2017-JP5, Class A5, 3.72%, 03/15/2050 (Callable 04/15/2027)	11,138,000	10,962,720
JPMBB Commercial Mortgage Securities Trust
Series 2014-C24, Class A5, 3.64%, 11/15/2047 (Callable 08/15/2027)	828,606	814,850
Series 2014-C25, Class A5, 3.67%, 11/15/2047 (Callable 12/15/2027)	1,179,569	1,151,872
Series 2015-C27, Class A4, 3.18%, 02/15/2048 (Callable 09/15/2026)	678,442	654,900
Series 2015-C31, Class A3, 3.80%, 08/15/2048 (Callable 08/15/2025)	5,269,026	5,257,517
Series 2015-C33, Class ASB, 3.56%, 12/15/2048 (Callable 11/15/2025)	159,902	159,506
JPMDB Commercial Mortgage Securities Trust
Series 2016-C4, Class A3, 3.14%, 12/15/2049 (Callable 04/15/2027)	15,165,000	14,759,866
Series 2017-C5, Class A5, 3.69%, 03/15/2050 (Callable 08/15/2027)	13,410,000	13,055,955

	Par	Value
Ladder Capital Commercial Mortgage Securities LLC, Series 2017-LC26, Class A4, 3.55%, 07/12/2050 (Callable 07/10/2027)(a)	$46,315,000	$45,256,151
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C28, Class A4, 3.54%, 01/15/2049 (Callable 02/15/2028)	28,125,000	27,884,081
Series 2016-C30, Class ASB, 2.73%, 09/15/2049 (Callable 10/15/2026)	410,939	409,331
Series 2016-C31, Class A5, 3.10%, 11/15/2049 (Callable 11/15/2026)	2,800,000	2,724,992
Series 2017-C34, Class A4, 3.54%, 11/15/2052 (Callable 10/15/2027)	8,030,000	7,842,970
Morgan Stanley Capital I, Inc.
Series 2016-UBS9, Class A4, 3.59%, 03/15/2049 (Callable 02/15/2026)	10,284,000	10,170,669
Series 2017-H1, Class A5, 3.53%, 06/15/2050 (Callable 06/15/2027)	7,752,450	7,609,205
UBS Commercial Mortgage Trust
Series 2018-C11, Class A5, 4.24%, 06/15/2051 (Callable 07/15/2028)(e)	2,700,000	2,667,372
Series 2018-C8, Class A4, 3.98%, 02/15/2051 (Callable 02/15/2028)	5,000,000	4,911,761
Series 2018-C9, Class A4, 4.12%, 03/15/2051 (Callable 04/15/2028)(e)	10,000,000	9,824,906
TOTAL NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $391,208,130)		397,477,356
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 3.2%
Arroyo Mortgage Trust
Series 2019-2, Class A1, 3.35%, 04/25/2049 (Callable 07/25/2025)(a)(e)	2,878,563	2,786,729
Series 2019-3, Class A1, 2.96%, 10/25/2048 (Callable 07/25/2025)(a)(e)	3,853,809	3,677,401
Series 2020-1, Class A1A, 1.66%, 03/25/2055 (Callable 07/25/2025)(a)	2,063,115	1,969,323
Series 2022-1, Class A1A, 2.50%, 12/25/2056 (Callable 07/25/2025)(a)(d)	8,763,541	8,413,393

The accompanying notes are an integral part of these financial statements.

23

Baird Short-Term Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
CIM Trust, Series 2023-R4, Class A1, 5.00%, 05/25/2062 (Callable 04/25/2028)(a)(e)	$23,530,093	$23,571,513
Citigroup Mortgage Loan Trust, Inc., Series 2018-RP2, Class A1, 3.50%, 02/25/2058 (Callable 12/25/2035)(a)(e)	2,503,295	2,461,388
COLT Funding LLC, Series 2020-RPL1, Class A1, 1.39%, 01/25/2065 (Callable 07/25/2025)(a)(e)	14,809,073	12,759,916
Countrywide Alternative Loan Trust
Series 2004-J2, Class 3A3, 5.50%, 04/25/2034 (Callable 07/25/2025)	18,768	19,055
Series 2006-28CB, Class A17, 6.00%, 10/25/2036 (Callable 07/25/2025)	389,635	184,629
Credit Suisse Mortgage Capital Certificates, Series 2019-RPL1, Class A1A, 3.65%, 07/25/2058 (Callable 11/25/2037)(a)(e)	12,121,359	11,887,762
FirstKey Homes 2020-SFR2 Trust, Series 2020-SFR2, Class A, 1.27%, 10/19/2037(a)	65,831,454	64,997,619
FirstKey Homes Trust, Series 2022-SFR3, Class A, 4.25%, 07/17/2038(a)	6,444,934	6,402,657
GCAT
Series 2022-HX1, Class A1, 2.89%, 12/27/2066 (Callable 03/25/2033)(a)(e)	21,792,689	20,331,302
Series 2025-NQM3, Class A1A, 5.55%, 05/25/2070 (Callable 06/25/2028)(a)(d)	27,550,000	27,658,634
Home Partners of America Trust, Series 2019-2, Class A, 2.70%, 10/19/2039 (Callable 07/17/2025)(a)	10,277,855	10,133,499
MASTR Alternative Loans Trust
Series 2003-5, Class 4A1, 5.50%, 07/25/2033 (Callable 07/25/2025)	858,900	852,361
Series 2003-5, Class 7A1, 5.00%, 10/01/2031	2,026	2,093
MFRA Trust, Series 2022-NQM1, Class A1, 4.11%, 12/25/2066 (Callable 07/25/2025)(a)(e)	15,571,415	15,266,736
New Residential Mortgage Loan Trust, Series 2019-RPL3, Class A1, 2.75%, 07/25/2059 (Callable 11/25/2041)(a)(e)	24,463,070	23,466,168
Onslow Bay Mortgage Loan Trust, Series 2023-NQM9, Class A1, 7.16%, 10/25/2063 (Callable 10/25/2026)(a)(d)	6,894,906	7,008,051

	Par	Value
Renaissance NIM Trust, Series 2007-2, Class AF2, Pool 2007-2, 5.68%, 06/25/2037 (Callable 10/25/2032)(d)	$1,914,212	$470,382
Rithm Capital Corp.
Series 2020-RPL1, Class A1, 2.75%, 11/25/2059 (Callable 08/25/2044)(a)(e)	39,251,885	37,575,017
Series 2024-NQM2, Class A1, 0.00%, 09/25/2064 (Callable 06/25/2033)(a)(e)(f)	26,862,633	26,724,073
Structured Asset Securities Corp., Series 2004-4XS, Class 1A6, 5.05%, 02/25/2034 (Callable 07/25/2025)(d)	2,972	2,975
Thornburg Mortgage Securities Trust, Series 2003-5, Class 3A, 5.49%, 10/25/2043 (Callable 07/25/2025)(e)	998,787	959,682
TowdPoint Mortgage Trust
Series 2017-4, Class A1, 2.75%, 06/25/2057 (Callable 01/25/2029)(a)(e)	5,895,132	5,743,494
Series 2017-6, Class A1, 2.75%, 10/25/2057 (Callable 03/25/2031)(a)(e)	13,544,293	13,265,622
Series 2018-3, Class A1, 3.75%, 05/25/2058 (Callable 05/25/2030)(a)(e)	2,231,923	2,187,385
Series 2018-6, Class A1A, 3.75%, 03/25/2058 (Callable 08/25/2029)(a)(e)	937,511	927,860
Series 2019-4, Class A1, 2.90%, 10/25/2059 (Callable 06/25/2032)(a)(e)	4,681,819	4,492,893
Series 2020-1, Class A1, 2.71%, 01/25/2060 (Callable 05/25/2031)(a)(e)	2,567,076	2,462,507
Series 2020-4, Class A1, 1.75%, 10/25/2060 (Callable 10/25/2031)(a)	23,558,099	21,338,176
WaMu Mortgage Pass Through Certificates, Series 2004-AR3, Class A1, 5.39%, 06/25/2034 (Callable 07/25/2025)(e)	974,243	912,949
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $368,706,113)		360,913,244
MUNICIPAL BONDS - 0.7%
Arlington Higher Education Finance Corp., 3.00%, 08/15/2044 (Callable 08/01/2025)(g)	22,010,000	21,652,443
California Municipal Finance Authority
5.50%, 04/01/2029 (Callable 10/01/2025)	10,050,000	10,079,379

The accompanying notes are an integral part of these financial statements.

24

Baird Short-Term Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
5.75%, 04/01/2030 (Callable 10/01/2025)	$5,000,000	$5,002,369
Central Plains Energy Project, 5.72%, 08/01/2028	1,320,000	1,331,993
City of Brockton MA, 5.41%, 08/01/2027	12,725,000	12,903,049
General Authority of Southcentral Pennsylvania
5.10%, 05/01/2050(g)	4,750,000	4,746,760
5.50%, 05/01/2050(g)	6,855,000	6,827,686
Illinois Housing Development Authority, 4.00%, 02/01/2034 (Callable 08/01/2025)	65,000	64,929
Massachusetts Educational Financing Authority, 2.00%, 07/01/2037 (Callable 07/01/2031)(h)	700,000	595,705
Minnesota Housing Finance Agency, 4.34%, 01/01/2047 (Callable 01/01/2032)	1,530,000	1,513,936
Mississippi Hospital Equipment & Facilities Authority, 3.72%, 09/01/2026	8,000,000	7,881,834
New Jersey Economic Development Authority, 6.31%, 07/01/2026	2,730,000	2,735,579
TennergyCorp./TN
5.97%, 06/01/2026	1,150,000	1,159,274
5.95%, 06/01/2027	800,000	813,003
Utah Housing Corp., 3.88%, 01/01/2050 (Callable 07/01/2029)	2,575,000	2,530,645
Westvaco Corp., 7.67%, 01/15/2027(a)	3,900,000	4,015,409
TOTAL MUNICIPAL BONDS (Cost $84,516,745)		83,853,993
OTHER GOVERNMENT RELATED SECURITIES - 0.4%
Electricite de France SA, 4.50%, 09/21/2028 (Callable 06/21/2028)(a)	21,750,000	21,726,686
Korea National Oil Corp., 4.13%, 09/30/2027(a)	20,000,000	19,903,024
TOTAL OTHER GOVERNMENT RELATED SECURITIES (Cost $41,697,920)		41,629,710

	Shares	Value
SHORT-TERM INVESTMENTS - 3.1%
Money Market Funds - 3.1%
First American Government Obligations Fund - Class U, 4.27%(i)	339,962,245	$339,962,245
TOTAL SHORT-TERM INVESTMENTS (Cost $339,962,245)		339,962,245
TOTAL INVESTMENTS - 101.5% (Cost $11,213,391,045)		$11,304,673,857
Liabilities in Excess of Other Assets - (1.5)%		(164,353,410)
TOTAL NET ASSETS - 100.0%		$11,140,320,447

Percentages are stated as a percent of net assets.
ASA - Advanced Subscription Agreement
CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $3,370,514,472 or 30.3% of the Fund’s net assets.

(b)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	Step coupon bond. The rate disclosed is as of June 30, 2025.
(e)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2025.

(f)	Zero coupon bonds make no periodic interest payments.
(g)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of June 30, 2025.

(h)	Security subject to the Alternative Minimum Tax (“AMT”). As of June 30, 2025, the total value of securities subject to the AMT was $595,705 or 0.0% of net assets.
(i)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

25

BAIRD SHORT-TERM BOND FUND
Summary of Fair Value Disclosure
as of June 30, 2025 (Unaudited)
Baird Short-Term Bond Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Corporate Bonds	$—	$5,726,898,513	$ —	$5,726,898,513
U.S. Treasury Securities	—	3,864,140,855	—	3,864,140,855
Asset-Backed Securities	—	489,797,941	—	489,797,941
Non-Agency Commercial Mortgage-Backed Securities	—	397,477,356	—	397,477,356
Non-Agency Residential Mortgage-Backed Securities	—	360,913,244	—	360,913,244
Municipal Bonds	—	83,853,993	—	83,853,993
Other Government Related Securities	—	41,629,710	—	41,629,710
Money Market Funds	339,962,245	—	—	339,962,245
Total Investments	$339,962,245	$10,964,711,612	$—	$11,304,673,857

Refer to the Schedule of Investments for further disaggregation of investment categories.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.
The accompanying notes are an integral part of these financial statements.

26

Baird Intermediate Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 46.0%
United States Treasury Note/Bond
4.13%, 02/15/2027	$459,425,000	$461,632,395
3.13%, 08/31/2027	421,750,000	416,560,497
3.88%, 11/30/2027	65,350,000	65,600,168
4.00%, 12/15/2027	140,000,000	140,995,313
4.25%, 01/15/2028	231,625,000	234,619,839
3.75%, 04/15/2028	301,875,000	302,252,344
3.75%, 05/15/2028	75,000,000	75,111,329
1.13%, 08/31/2028	392,925,000	362,810,984
2.38%, 03/31/2029	210,025,000	200,114,445
2.75%, 05/31/2029	260,225,000	250,934,156
3.88%, 12/31/2029	533,725,000	535,997,500
4.13%, 08/31/2030	390,450,000	396,093,221
4.38%, 11/30/2030	80,650,000	82,735,559
4.00%, 01/31/2031	352,300,000	354,790,870
1.25%, 08/15/2031	41,725,000	35,694,434
1.38%, 11/15/2031	182,625,000	156,251,382
1.88%, 02/15/2032	283,450,000	248,993,109
2.88%, 05/15/2032	140,750,000	131,326,348
3.50%, 02/15/2033	305,650,000	294,641,826
4.38%, 05/15/2034	386,950,000	392,980,979
4.63%, 02/15/2035	88,425,000	91,229,730
TOTAL U.S. TREASURY SECURITIES (Cost $5,168,315,306)		5,231,366,428
CORPORATE BONDS - 39.6%
Financials - 19.0%
ABN AMRO Bank NV
1.54% to 06/16/2026 then 1 yr. CMT Rate + 0.80%, 06/16/2027 (Callable 06/16/2026)(a)	12,550,000	12,199,582
6.34% to 09/18/2026 then 1 yr. CMT Rate + 1.65%, 09/18/2027 (Callable 09/18/2026)(a)	5,000,000	5,108,886
4.99% to 12/03/2027 then 1 yr. CMT Rate + 0.78%, 12/03/2028 (Callable 12/03/2027)(a)	8,000,000	8,107,733
AEGON Funding Co. LLC, 5.50%, 04/16/2027 (Callable 03/16/2027)(a)	10,000,000	10,121,470
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.45%, 10/29/2026 (Callable 09/29/2026)	10,350,000	10,083,762
6.45%, 04/15/2027 (Callable 03/15/2027)	5,399,000	5,574,911
4.63%, 09/10/2029 (Callable 08/10/2029)	11,000,000	11,002,439
AIB Group PLC
6.61% to 09/13/2028 then SOFR + 2.33%, 09/13/2029 (Callable 09/13/2028)(a)	11,195,000	11,843,781

	Par	Value
5.87% to 03/28/2034 then SOFR + 1.91%, 03/28/2035 (Callable 03/28/2034)(a)	$16,000,000	$16,499,728
AIG SunAmerica Global Financing X, 6.90%, 03/15/2032(a)	14,000,000	15,429,386
American International Group, Inc., 5.13%, 03/27/2033 (Callable 12/27/2032)	1,250,000	1,270,819
American National Global Funding, 5.55%, 01/28/2030(a)	5,000,000	5,106,197
Americold Realty Operating Partnership LP, 5.60%, 05/15/2032 (Callable 03/15/2032)	6,000,000	6,029,373
AmFam Holdings, Inc., 2.81%, 03/11/2031 (Callable 12/11/2030)(a)	9,000,000	7,659,050
Arthur J Gallagher & Co.
6.50%, 02/15/2034 (Callable 11/15/2033)	13,337,000	14,632,445
5.45%, 07/15/2034 (Callable 04/15/2034)	3,663,000	3,744,766
Australia & New Zealand Banking Group Ltd.
6.74%, 12/08/2032(a)	5,000,000	5,446,202
5.82% to 06/18/2035 then 1 yr. CMT Rate + 1.35%, 06/18/2036 (Callable 06/18/2035)(a)	8,000,000	8,125,530
Aviation Capital Group LLC
6.25%, 04/15/2028 (Callable 03/15/2028)(a)	15,000,000	15,621,013
6.75%, 10/25/2028 (Callable 09/25/2028)(a)	6,850,000	7,280,719
5.38%, 07/15/2029 (Callable 06/15/2029)(a)	4,000,000	4,073,427
Banco Santander SA
1.72% to 09/14/2026 then 1 yr. CMT Rate + 0.90%, 09/14/2027 (Callable 09/14/2026)	4,500,000	4,346,898
6.61%, 11/07/2028	6,600,000	7,040,283
5.54% to 03/14/2029 then 1 yr. CMT Rate + 1.45%, 03/14/2030 (Callable 03/14/2029)	4,000,000	4,124,396
2.75%, 12/03/2030	4,000,000	3,562,052
3.23% to 11/22/2031 then 1 yr. CMT Rate + 1.60%, 11/22/2032 (Callable 08/22/2031)	2,000,000	1,794,575
6.92%, 08/08/2033	4,000,000	4,335,168
6.35%, 03/14/2034	5,000,000	5,236,102
Bank of America Corp.
1.73% to 07/22/2026 then SOFR + 0.96%, 07/22/2027 (Callable 07/22/2026)	5,000,000	4,859,894

The accompanying notes are an integral part of these financial statements.

27

Baird Intermediate Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
3.82% to 01/20/2027 then 3 mo. Term SOFR + 1.84%, 01/20/2028 (Callable 01/20/2027)	$675,000	$669,117
3.71% to 04/24/2027 then 3 mo. Term SOFR + 1.77%, 04/24/2028 (Callable 04/24/2027)	5,050,000	4,990,038
4.38% to 04/27/2027 then SOFR + 1.58%, 04/27/2028 (Callable 04/27/2027)	7,675,000	7,673,397
4.95% to 07/22/2027 then SOFR + 2.04%, 07/22/2028 (Callable 07/22/2027)	10,000,000	10,115,224
6.20% to 11/10/2027 then SOFR + 1.99%, 11/10/2028 (Callable 11/10/2027)	5,000,000	5,203,390
3.42% to 12/20/2027 then 3 mo. Term SOFR + 1.30%, 12/20/2028 (Callable 12/20/2027)	1,712,000	1,673,452
3.97% to 03/05/2028 then 3 mo. Term SOFR + 1.33%, 03/05/2029 (Callable 03/05/2028)	10,918,000	10,797,210
2.09% to 06/14/2028 then SOFR + 1.06%, 06/14/2029 (Callable 06/14/2028)	4,350,000	4,077,389
4.27% to 07/23/2028 then 3 mo. Term SOFR + 1.57%, 07/23/2029 (Callable 07/23/2028)	5,295,000	5,277,558
5.29% to 04/25/2033 then SOFR + 1.91%, 04/25/2034 (Callable 04/25/2033)	10,650,000	10,863,359
Bank of Ireland Group PLC
2.03% to 09/30/2026 then 1 yr. CMT Rate + 1.10%, 09/30/2027 (Callable 09/30/2026)(a)	11,243,000	10,889,947
5.60% (SOFR + 1.62%), 03/20/2030 (Callable 03/20/2029)(a)	5,847,000	6,025,135
Bank of Montreal
5.00% to 01/27/2028 then SOFR + 0.67%, 01/27/2029 (Callable 01/27/2028)	3,500,000	3,556,674
3.09% to 01/10/2032 then 5 yr. CMT Rate + 1.40%, 01/10/2037 (Callable 01/10/2032)	3,000,000	2,590,792
Bank of Nova Scotia
4.50%, 12/16/2025	7,000,000	6,995,123
5.25%, 06/12/2028	5,000,000	5,150,356

	Par	Value
4.93% to 02/14/2028 then SOFR + 0.89%, 02/14/2029 (Callable 02/14/2028)	$15,000,000	$15,193,925
4.59% to 05/04/2032 then 5 yr. CMT Rate + 2.05%, 05/04/2037 (Callable 02/04/2032)	2,371,000	2,243,989
Banque Federative du Credit Mutuel SA
4.75%, 07/13/2027(a)	14,850,000	14,975,162
5.79%, 07/13/2028(a)	2,500,000	2,594,868
Barclays PLC
4.34%, 01/10/2028 (Callable 01/08/2027)	8,790,000	8,767,510
5.09% to 02/25/2028 then SOFR + 0.96%, 02/25/2029 (Callable 02/25/2028)	10,000,000	10,124,272
5.37% to 02/25/2030 then SOFR + 1.23%, 02/25/2031 (Callable 02/25/2030)	10,000,000	10,214,865
6.22% to 05/09/2033 then SOFR + 2.98%, 05/09/2034 (Callable 05/09/2033)	6,500,000	6,898,811
6.69% to 09/13/2033 then SOFR + 2.62%, 09/13/2034 (Callable 09/13/2033)	8,100,000	8,842,912
5.34% to 09/10/2034 then SOFR + 1.91%, 09/10/2035 (Callable 09/10/2034)	10,000,000	9,924,941
BNP Paribas SA
4.38%, 05/12/2026(a)	8,288,000	8,269,108
1.32% to 01/13/2026 then SOFR + 1.00%, 01/13/2027 (Callable 01/13/2026)(a)	4,250,000	4,176,044
4.79% to 05/09/2028 then SOFR + 1.45%, 05/09/2029 (Callable 05/09/2028)(a)	15,000,000	15,076,594
5.34% (1 yr. CMT Rate + 1.50%), 06/12/2029 (Callable 06/12/2028)(a)	5,000,000	5,115,436
2.16% to 09/15/2028 then SOFR + 1.22%, 09/15/2029 (Callable 09/15/2028)(a)	2,000,000	1,854,014
5.18% to 01/09/2029 then SOFR + 1.52%, 01/09/2030 (Callable 01/09/2029)(a)	4,625,000	4,721,434
2.87% to 04/19/2031 then 3 mo. Term SOFR + 1.39%, 04/19/2032 (Callable 04/19/2031)(a)	5,000,000	4,479,669
3.13% to 01/20/2032 then SOFR + 1.56%, 01/20/2033 (Callable 01/20/2032)(a)	7,000,000	6,230,931

The accompanying notes are an integral part of these financial statements.

28

Baird Intermediate Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
BPCE SA
4.88%, 04/01/2026(a)	$3,386,000	$3,386,440
6.71% to 10/19/2028 then SOFR + 2.27%, 10/19/2029 (Callable 10/19/2028)(a)	5,000,000	5,295,504
5.88% to 01/14/2030 then SOFR + 1.68%, 01/14/2031 (Callable 01/14/2030)(a)	3,000,000	3,111,864
5.39% to 05/28/2030 then SOFR + 1.58%, 05/28/2031 (Callable 05/28/2030)(a)	15,000,000	15,273,642
3.12% to 10/19/2031 then SOFR + 1.73%, 10/19/2032 (Callable 10/19/2031)(a)	11,500,000	9,968,262
5.75% to 07/19/2032 then SOFR + 2.87%, 07/19/2033 (Callable 07/19/2032)(a)	6,200,000	6,356,276
6.51% to 01/18/2034 then SOFR + 2.79%, 01/18/2035 (Callable 01/18/2034)(a)	4,000,000	4,152,477
5.94% to 05/30/2034 then SOFR + 1.85%, 05/30/2035 (Callable 05/30/2034)(a)	5,000,000	5,123,440
Brown & Brown, Inc.
4.50%, 03/15/2029 (Callable 12/15/2028)	8,747,000	8,743,787
2.38%, 03/15/2031 (Callable 12/15/2030)	3,500,000	3,080,891
4.20%, 03/17/2032 (Callable 12/17/2031)	10,000,000	9,567,941
Canadian Imperial Bank of Commerce
5.24%, 06/28/2027	6,475,000	6,591,414
5.25% to 01/13/2030 then SOFR + 1.11%, 01/13/2031 (Callable 01/13/2030)	5,175,000	5,300,871
6.09%, 10/03/2033 (Callable 07/03/2033)	13,375,000	14,340,694
Cantor Fitzgerald LP, 4.50%, 04/14/2027 (Callable 01/14/2027)(a)	5,000,000	4,943,447
Capital One Financial Corp.
4.10%, 02/09/2027 (Callable 11/09/2026)	5,471,000	5,445,381
3.65%, 05/11/2027 (Callable 04/11/2027)	3,275,000	3,239,995
5.47% to 02/01/2028 then SOFR + 2.08%, 02/01/2029 (Callable 02/01/2028)	3,000,000	3,071,936
7.62% to 10/30/2030 then SOFR + 3.07%, 10/30/2031 (Callable 10/30/2030)	12,000,000	13,558,148
6.70%, 11/29/2032 (Callable 08/29/2032)	6,275,000	6,851,773

	Par	Value
7.96% to 11/02/2033 then SOFR + 3.37%, 11/02/2034 (Callable 11/02/2033)	$5,000,000	$5,811,943
Capital One NA
5.97% to 08/09/2028 then 5 yr. Mid Swap Rate USD + 1.73%, 08/09/2028	6,529,000	6,689,351
4.65%, 09/13/2028 (Callable 06/13/2028)	10,000,000	10,052,854
Centene Corp.
2.45%, 07/15/2028 (Callable 05/15/2028)	5,450,000	5,061,062
3.38%, 02/15/2030 (Callable 07/16/2025)	16,000,000	14,736,536
Citigroup, Inc.
3.89% to 01/10/2027 then 3 mo. Term SOFR + 1.82%, 01/10/2028 (Callable 01/10/2027)	14,000,000	13,872,737
3.52% to 10/27/2027 then 3 mo. Term SOFR + 1.41%, 10/27/2028 (Callable 10/27/2027)	3,000,000	2,937,689
4.79% to 03/04/2028 then SOFR + 0.87%, 03/04/2029 (Callable 03/04/2028)	27,500,000	27,697,503
5.17% to 02/13/2029 then SOFR + 1.36%, 02/13/2030 (Callable 02/13/2029)	5,000,000	5,101,168
4.95% to 05/07/2030 then SOFR + 1.46%, 05/07/2031 (Callable 05/07/2030)	10,000,000	10,113,970
3.06% to 01/25/2032 then SOFR + 1.35%, 01/25/2033 (Callable 01/25/2032)	10,000,000	8,937,112
3.79% to 03/17/2032 then SOFR + 1.94%, 03/17/2033 (Callable 03/17/2032)	7,425,000	6,940,703
6.27% to 11/17/2032 then SOFR + 2.34%, 11/17/2033 (Callable 11/17/2032)	5,000,000	5,383,860
Citizens Financial Group, Inc.
2.85%, 07/27/2026 (Callable 04/27/2026)	300,000	294,737
6.65% to 04/25/2034 then SOFR + 2.33%, 04/25/2035 (Callable 04/25/2034)	3,000,000	3,233,629
CNA Financial Corp.
2.05%, 08/15/2030 (Callable 05/15/2030)	4,875,000	4,296,649
5.13%, 02/15/2034 (Callable 11/15/2033)	3,300,000	3,305,121
CNO Global Funding
2.65%, 01/06/2029(a)	15,000,000	14,010,773
4.95%, 09/09/2029(a)	5,000,000	5,051,312

The accompanying notes are an integral part of these financial statements.

29

Baird Intermediate Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
Commonwealth Bank of Australia
2.69%, 03/11/2031(a)	$22,000,000	$19,617,602
3.78%, 03/14/2032(a)	20,000,000	18,507,951
Cooperatieve Rabobank UA
3.65% to 04/06/2027 then 1 yr. CMT Rate + 1.22%, 04/06/2028 (Callable 04/06/2027)(a)	7,700,000	7,598,594
4.66% to 08/22/2027 then 1 yr. CMT Rate + 1.75%, 08/22/2028 (Callable 08/22/2027)(a)	2,730,000	2,745,738
Corebridge Financial, Inc., 3.85%, 04/05/2029 (Callable 02/05/2029)	13,825,000	13,545,763
Corebridge Global Funding, 5.20%, 06/24/2029(a)	3,000,000	3,069,928
Credit Agricole SA
5.23% to 01/09/2028 then SOFR + 1.13%, 01/09/2029 (Callable 01/09/2028)(a)	3,000,000	3,048,788
6.32% to 10/03/2028 then SOFR + 1.86%, 10/03/2029 (Callable 10/03/2028)(a)	14,250,000	14,976,907
6.25% to 01/10/2034 then SOFR + 2.67%, 01/10/2035 (Callable 01/10/2034)(a)	7,500,000	7,798,545
Danske Bank AS
4.30% to 04/01/2027 then 1 yr. CMT Rate + 1.75%, 04/01/2028 (Callable 04/01/2027)(a)	25,000,000	24,911,398
5.71% to 03/01/2029 then 1 yr. CMT Rate + 1.40%, 03/01/2030 (Callable 03/01/2029)(a)	12,650,000	13,124,758
5.02% to 03/04/2030 then 1 yr. CMT Rate + 0.93%, 03/04/2031 (Callable 03/04/2030)(a)	8,200,000	8,292,932
Deutsche Bank AG/New York NY
7.15% to 07/13/2026 then SOFR + 2.52%, 07/13/2027 (Callable 07/13/2026)	10,000,000	10,252,660
2.31% to 11/16/2026 then SOFR + 1.22%, 11/16/2027 (Callable 11/16/2026)	3,800,000	3,687,035
5.71% to 02/08/2027 then SOFR + 1.59%, 02/08/2028 (Callable 02/08/2027)	15,860,000	16,120,521
6.82% to 11/20/2028 then SOFR + 2.51%, 11/20/2029 (Callable 11/20/2028)	5,000,000	5,333,107

	Par	Value
5.30% to 05/09/2030 then SOFR + 1.72%, 05/09/2031 (Callable 05/09/2030)	$2,840,000	$2,884,362
3.73% to 01/14/2031 then SOFR + 2.76%, 01/14/2032 (Callable 10/14/2030)	4,000,000	3,664,375
3.04% to 05/28/2031 then SOFR + 1.72%, 05/28/2032 (Callable 05/28/2031)	5,000,000	4,485,549
3.74% to 01/07/2032 then SOFR + 2.26%, 01/07/2033 (Callable 10/07/2031)	5,000,000	4,500,391
EQT AB, 5.85%, 05/08/2035 (Callable 02/08/2035)(a)	5,175,000	5,280,315
Equitable Holdings, Inc., 4.57%, 02/15/2029 (Callable 11/15/2028)(a)	1,284,000	1,281,055
Extra Space Storage LP
3.88%, 12/15/2027 (Callable 09/15/2027)	8,000,000	7,909,888
4.00%, 06/15/2029 (Callable 03/15/2029)	1,500,000	1,471,020
5.50%, 07/01/2030 (Callable 05/01/2030)	7,000,000	7,260,834
5.35%, 01/15/2035 (Callable 10/15/2034)	6,475,000	6,518,224
Federation des Caisses Desjardins du Quebec
4.55%, 08/23/2027(a)	3,000,000	3,014,917
5.70%, 03/14/2028(a)	3,275,000	3,390,074
5.25%, 04/26/2029(a)	9,300,000	9,548,910
Fifth Third Bancorp
6.34% to 07/27/2028 then SOFR + 2.34%, 07/27/2029 (Callable 07/27/2028)	5,000,000	5,266,505
4.77% to 07/28/2029 then SOFR + 2.13%, 07/28/2030 (Callable 07/28/2029)	3,000,000	3,018,613
Goldman Sachs Group, Inc.
1.95% to 10/21/2026 then SOFR + 0.91%, 10/21/2027 (Callable 10/21/2026)	15,700,000	15,201,709
2.64% to 02/24/2027 then SOFR + 1.11%, 02/24/2028 (Callable 02/24/2027)	2,000,000	1,942,403
3.62% to 03/15/2027 then SOFR + 1.85%, 03/15/2028 (Callable 03/15/2027)	26,125,000	25,760,221
3.69% to 06/05/2027 then 3 mo. Term SOFR + 1.77%, 06/05/2028 (Callable 06/05/2027)	5,025,000	4,953,573
4.22% to 05/01/2028 then 3 mo. Term SOFR + 1.56%, 05/01/2029 (Callable 05/01/2028)	18,100,000	17,996,820

The accompanying notes are an integral part of these financial statements.

30

Baird Intermediate Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
5.05% to 07/23/2029 then SOFR + 1.21%, 07/23/2030 (Callable 07/23/2029)	$4,975,000	$5,057,606
5.22% to 04/23/2030 then SOFR + 1.58%, 04/23/2031 (Callable 04/23/2030)	5,000,000	5,125,857
2.38% to 07/21/2031 then SOFR + 1.25%, 07/21/2032 (Callable 07/21/2031)	5,000,000	4,366,729
Guardian Life Global Funding
5.55%, 10/28/2027(a)	15,300,000	15,755,361
5.74%, 10/02/2028(a)	22,200,000	23,198,627
Hartford Insurance Group, Inc., 2.80%, 08/19/2029 (Callable 05/19/2029)	4,925,000	4,632,723
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 06/01/2030 (Callable 03/01/2030)(a)	10,275,000	9,186,239
5.45%, 06/15/2034 (Callable 03/15/2034)(a)	7,500,000	7,620,547
HSBC Holdings PLC
5.89% to 08/14/2026 then SOFR + 1.57%, 08/14/2027 (Callable 08/14/2026)	15,000,000	15,213,989
2.01% to 09/22/2027 then SOFR + 1.73%, 09/22/2028 (Callable 09/22/2027)	7,500,000	7,109,210
5.13% to 11/19/2027 then SOFR + 1.04%, 11/19/2028 (Callable 11/19/2027)	10,000,000	10,127,172
4.90% to 03/03/2028 then SOFR + 1.03%, 03/03/2029 (Callable 03/03/2028)	5,000,000	5,042,349
4.58% to 06/19/2028 then 3 mo. Term SOFR + 1.80%, 06/19/2029 (Callable 06/19/2028)	10,000,000	10,014,446
2.21% to 08/17/2028 then SOFR + 1.29%, 08/17/2029 (Callable 08/17/2028)	5,000,000	4,658,031
3.97% to 05/22/2029 then 3 mo. Term SOFR + 1.87%, 05/22/2030 (Callable 05/22/2029)	1,750,000	1,704,245
2.80% to 05/24/2031 then SOFR + 1.19%, 05/24/2032 (Callable 05/24/2031)	5,000,000	4,442,196
5.79% to 05/13/2035 then SOFR + 1.88%, 05/13/2036 (Callable 05/13/2035)	4,000,000	4,114,137
Humana, Inc., 5.38%, 04/15/2031 (Callable 02/15/2031)	14,100,000	14,423,271

	Par	Value
Huntington Bancshares, Inc./OH
4.44% to 08/04/2027 then SOFR + 1.97%, 08/04/2028 (Callable 08/04/2027)	$4,837,000	$4,834,324
6.21% to 08/21/2028 then SOFR + 2.02%, 08/21/2029 (Callable 08/21/2028)	11,876,000	12,461,696
Huntington National Bank, 4.27%, 11/25/2026	5,450,000	5,382,315
ING Groep NV
4.86% to 03/25/2028 then SOFR + 1.01%, 03/25/2029 (Callable 03/25/2028)	3,833,000	3,871,998
6.11% to 09/11/2033 then SOFR + 2.09%, 09/11/2034 (Callable 09/11/2033)	10,000,000	10,630,751
Jackson National Life Global Funding, 5.25%, 04/12/2028(a)	7,281,000	7,412,655
Jefferies Financial Group, Inc.
4.85%, 01/15/2027	1,700,000	1,712,732
6.45%, 06/08/2027	3,325,000	3,443,415
JPMorgan Chase & Co.
1.47% to 09/22/2026 then SOFR + 0.77%, 09/22/2027 (Callable 09/22/2026)	5,000,000	4,823,917
4.98% to 07/22/2027 then SOFR + 0.93%, 07/22/2028 (Callable 07/22/2027)	7,500,000	7,596,174
3.51% to 01/23/2028 then 3 mo. Term SOFR + 1.21%, 01/23/2029 (Callable 01/23/2028)	13,700,000	13,419,737
2.07% to 06/01/2028 then SOFR + 1.02%, 06/01/2029 (Callable 06/01/2028)	5,000,000	4,689,624
6.09% to 10/23/2028 then SOFR + 1.57%, 10/23/2029 (Callable 10/23/2028)	10,000,000	10,510,568
5.58% to 04/22/2029 then SOFR + 1.16%, 04/22/2030 (Callable 04/22/2029)	25,000,000	25,958,922
2.52% to 04/22/2030 then SOFR + 2.04%, 04/22/2031 (Callable 04/22/2030)	1,500,000	1,371,443
1.95% to 02/04/2031 then SOFR + 1.07%, 02/04/2032 (Callable 02/04/2031)	150,000	130,081
2.58% to 04/22/2031 then 3 mo. Term SOFR + 1.25%, 04/22/2032 (Callable 04/22/2031)	5,000,000	4,465,369
5.35% to 06/01/2033 then SOFR + 1.85%, 06/01/2034 (Callable 06/01/2033)	7,000,000	7,201,751

The accompanying notes are an integral part of these financial statements.

31

Baird Intermediate Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
KBC Group NV, 4.93% to 10/16/2029 then 1 yr. CMT Rate + 1.07%, 10/16/2030 (Callable 10/16/2029)(a)	$2,500,000	$2,528,642
Kemper Corp., 3.80%, 02/23/2032 (Callable 11/23/2031)	4,000,000	3,635,041
KeyBank NA, 3.40%, 05/20/2026	2,200,000	2,175,376
Kite Realty Group LP
4.95%, 12/15/2031 (Callable 10/15/2031)	2,625,000	2,634,166
5.20%, 08/15/2032 (Callable 06/15/2032)	10,925,000	11,020,186
5.50%, 03/01/2034 (Callable 12/01/2033)	5,000,000	5,097,245
Liberty Mutual Group, Inc., 4.57%, 02/01/2029(a)	1,859,000	1,860,204
Lincoln Financial Global Funding, 5.30%, 01/13/2030(a)	10,275,000	10,558,056
Lloyds Banking Group PLC
1.63% to 05/11/2026 then 1 yr. CMT Rate + 0.85%, 05/11/2027 (Callable 05/11/2026)	8,850,000	8,629,415
3.75% to 03/18/2027 then 1 yr. CMT Rate + 1.80%, 03/18/2028 (Callable 03/18/2027)	10,000,000	9,877,909
3.57% to 11/07/2027 then 3 mo. LIBOR US + 1.21%, 11/07/2028 (Callable 11/07/2027)(b)	7,000,000	6,852,389
LPL Holdings, Inc.
5.70%, 05/20/2027 (Callable 04/20/2027)	5,000,000	5,093,645
4.63%, 11/15/2027 (Callable 07/03/2025)(a)	10,800,000	10,770,804
6.75%, 11/17/2028 (Callable 10/17/2028)	4,316,000	4,603,022
4.00%, 03/15/2029 (Callable 07/31/2025)(a)	21,323,000	20,713,772
5.15%, 06/15/2030 (Callable 05/15/2030)	9,025,000	9,136,899
4.38%, 05/15/2031 (Callable 05/15/2026)(a)	3,292,000	3,149,731
Macquarie Airfinance Holdings Ltd., 6.40%, 03/26/2029 (Callable 02/26/2029)(a)	5,000,000	5,219,770
Macquarie Group Ltd.
2.69% to 06/23/2031 then SOFR + 1.44%, 06/23/2032 (Callable 06/23/2031)(a)	5,000,000	4,424,202

	Par	Value
2.87% to 01/14/2032 then SOFR + 1.53%, 01/14/2033 (Callable 01/14/2032)(a)	$4,350,000	$3,795,297
4.44% to 06/21/2032 then SOFR + 2.41%, 06/21/2033 (Callable 06/21/2032)(a)	5,000,000	4,781,463
Marsh & McLennan Cos., Inc., 2.25%, 11/15/2030 (Callable 08/15/2030)	875,000	783,420
Massachusetts Mutual Life Insurance Co., 5.63%, 05/15/2033(a)	10,000,000	10,069,875
MBIA Insurance Corp., 15.78% (3 mo. Term SOFR + 11.52%), 01/15/2033 (Callable 01/15/2028)(a)(c)	500,000	20,000
Mitsubishi UFJ Financial Group, Inc.
5.35% to 09/13/2027 then 1 yr. CMT Rate + 1.90%, 09/13/2028 (Callable 09/13/2027)	5,000,000	5,106,951
2.49% to 10/13/2031 then 1 yr. CMT Rate + 0.97%, 10/13/2032 (Callable 10/13/2031)	6,000,000	5,249,189
Mizuho Financial Group, Inc., 5.41% to 09/13/2027 then 1 yr. CMT Rate + 2.05%, 09/13/2028 (Callable 09/13/2027)	7,000,000	7,155,694
Morgan Stanley
6.30% to 10/18/2027 then SOFR + 2.24%, 10/18/2028 (Callable 10/18/2027)	15,000,000	15,625,141
4.99% (SOFR + 1.38%), 04/12/2029 (Callable 04/12/2028)	6,000,000	6,087,284
5.16% to 04/20/2028 then SOFR + 1.59%, 04/20/2029 (Callable 04/20/2028)	15,357,000	15,658,000
3.62% to 04/01/2030 then SOFR + 3.12%, 04/01/2031 (Callable 04/01/2030)	525,000	503,453
2.24% to 07/21/2031 then SOFR + 1.18%, 07/21/2032 (Callable 07/21/2031)	18,750,000	16,236,518
2.51% to 10/20/2031 then SOFR + 1.20%, 10/20/2032 (Callable 10/20/2031)	8,200,000	7,180,823
Mutual of Omaha Cos. Global Funding, 5.35%, 04/09/2027(a)	13,750,000	13,965,149
National Australia Bank Ltd., 2.33%, 08/21/2030(a)	8,200,000	7,266,358
National Bank of Canada, 4.50%, 10/10/2029	4,725,000	4,720,653
National Securities Clearing Corp., 5.10%, 11/21/2027 (Callable 10/21/2027)(a)	6,825,000	6,984,259

The accompanying notes are an integral part of these financial statements.

32

Baird Intermediate Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
Nationwide Building Society
4.00%, 09/14/2026(a)	$33,421,000	$33,160,160
4.30% to 03/08/2028 then 3 mo. LIBOR US + 1.45%, 03/08/2029 (Callable 03/08/2028)(a)(b)	3,047,000	3,028,462
3.96% to 07/18/2029 then 3 mo. LIBOR US + 1.86%, 07/18/2030 (Callable 07/18/2029)(a)(b)	1,000,000	975,655
Nationwide Mutual Insurance Co., 8.25%, 12/01/2031(a)	9,017,000	10,399,402
NatWest Group PLC
4.89% to 05/18/2028 then 3 mo. LIBOR US + 1.75%, 05/18/2029 (Callable 05/18/2028)(b)	8,000,000	8,080,076
5.81% to 09/13/2028 then 1 yr. CMT Rate + 1.95%, 09/13/2029 (Callable 09/13/2028)	7,000,000	7,269,761
5.08% to 01/27/2029 then 3 mo. LIBOR US + 1.91%, 01/27/2030 (Callable 01/27/2029)(b)	4,700,000	4,768,828
4.45% to 05/08/2029 then 3 mo. LIBOR US + 1.87%, 05/08/2030 (Callable 05/08/2029)(b)	6,850,000	6,797,596
4.96% to 08/15/2029 then 1 yr. CMT Rate + 1.22%, 08/15/2030 (Callable 08/15/2029)	4,800,000	4,855,098
5.12% to 05/23/2030 then 1 yr. CMT Rate + 1.05%, 05/23/2031 (Callable 05/23/2030)	7,875,000	8,003,867
New York Life Global Funding, 5.00%, 01/09/2034(a)	4,140,000	4,167,451
NLG Global Funding, 5.40%, 01/23/2030(a)	10,000,000	10,292,677
Nomura Holdings, Inc.
3.10%, 01/16/2030	5,000,000	4,670,688
5.49%, 06/29/2035	3,825,000	3,847,736
Phillips Edison Grocery Center Operating Partnership I LP, 5.75%, 07/15/2034 (Callable 04/15/2034)	7,000,000	7,199,952
Principal Financial Group, Inc.
3.10%, 11/15/2026 (Callable 08/15/2026)	850,000	835,483
4.11%, 02/15/2028 (Callable 11/15/2027)(a)	5,000,000	4,951,613

	Par	Value
Prologis LP, 4.75%, 06/15/2033 (Callable 03/15/2033)	$5,000,000	$4,983,358
Protective Life Corp., 3.40%, 01/15/2030 (Callable 10/15/2029)(a)	1,400,000	1,333,445
Reliance Standard Life Global Funding II, 2.75%, 01/21/2027(a)	11,775,000	11,373,951
Sammons Financial Group, Inc., 4.75%, 04/08/2032 (Callable 01/08/2032)(a)	14,000,000	13,407,811
Santander UK Group Holdings PLC
2.47% to 01/11/2027 then SOFR + 1.22%, 01/11/2028 (Callable 01/11/2027)	5,600,000	5,421,714
3.82% to 11/03/2027 then 3 mo. LIBOR US + 1.40%, 11/03/2028 (Callable 11/03/2027)(b)	4,425,000	4,336,347
6.53% to 01/10/2028 then SOFR + 2.60%, 01/10/2029 (Callable 01/10/2028)	5,000,000	5,218,598
5.69% to 04/15/2030 then SOFR + 1.52%, 04/15/2031 (Callable 04/15/2030)	2,500,000	2,578,562
SMBC Aviation Capital Finance DAC
1.90%, 10/15/2026 (Callable 09/15/2026)(a)	2,000,000	1,932,036
2.30%, 06/15/2028 (Callable 04/15/2028)(a)	5,000,000	4,685,112
5.55%, 04/03/2034 (Callable 01/03/2034)(a)	7,400,000	7,489,660
Societe Generale SA
5.25%, 02/19/2027(a)	10,000,000	10,100,597
1.79% to 06/09/2026 then 1 yr. CMT Rate + 1.00%, 06/09/2027 (Callable 06/09/2026)(a)	10,000,000	9,733,412
5.25% to 05/22/2028 then SOFR + 1.42%, 05/22/2029 (Callable 05/22/2028)(a)	17,150,000	17,359,397
5.63% to 01/19/2029 then 1 yr. CMT Rate + 1.75%, 01/19/2030 (Callable 01/19/2029)(a)	2,000,000	2,046,349
Standard Chartered PLC
1.46% to 01/14/2026 then 1 yr. CMT Rate + 1.00%, 01/14/2027 (Callable 01/14/2026)(a)	4,500,000	4,423,573
2.61% to 01/12/2027 then 1 yr. CMT Rate + 1.18%, 01/12/2028 (Callable 01/12/2027)(a)	5,000,000	4,855,959

The accompanying notes are an integral part of these financial statements.

33

Baird Intermediate Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
5.55% to 01/21/2028 then 1 yr. CMT Rate + 1.05%, 01/21/2029 (Callable 01/21/2028)(a)	$15,000,000	$15,321,580
5.01% to 10/15/2029 then 1 yr. CMT Rate + 1.15%, 10/15/2030 (Callable 10/15/2029)(a)	9,000,000	9,092,382
5.24% to 05/13/2030 then 1 yr. CMT Rate + 1.35%, 05/13/2031 (Callable 05/13/2030)(a)	12,500,000	12,683,532
5.91% to 05/14/2034 then 1 yr. CMT Rate + 1.45%, 05/14/2035 (Callable 05/14/2034)(a)	2,000,000	2,080,613
Stifel Financial Corp., 4.00%, 05/15/2030 (Callable 02/15/2030)	15,245,000	14,654,263
Sumitomo Mitsui Financial Group, Inc.
3.54%, 01/17/2028	2,094,000	2,056,890
5.85%, 07/13/2030	12,000,000	12,683,189
Svenska Handelsbanken AB, 5.50%, 06/15/2028(a)	14,275,000	14,751,863
Swedbank AB
5.41%, 03/14/2029(a)	7,000,000	7,218,261
5.08%, 05/21/2030(a)	11,625,000	11,852,854
Synchrony Bank, 5.63%, 08/23/2027 (Callable 07/23/2027)	12,500,000	12,747,584
Synchrony Financial
3.70%, 08/04/2026 (Callable 05/04/2026)	3,000,000	2,971,699
3.95%, 12/01/2027 (Callable 09/01/2027)	25,555,000	25,128,861
5.45% to 03/06/2030 then SOFR + 1.68%, 03/06/2031 (Callable 03/06/2030)	5,000,000	5,043,593
Toronto-Dominion Bank, 4.46%, 06/08/2032	13,325,000	13,079,737
Trinity Acquisition PLC, 4.40%, 03/15/2026 (Callable 12/15/2025)	1,375,000	1,371,190
Truist Financial Corp., 7.16% to 10/30/2028 then SOFR + 2.45%, 10/30/2029 (Callable 10/30/2028)	4,000,000	4,326,749
Trustage Financial Group, Inc., 4.63%, 04/15/2032 (Callable 01/15/2032)(a)	15,000,000	14,191,005
UBS Group AG
1.49% to 08/10/2026 then 1 yr. CMT Rate + 0.85%, 08/10/2027 (Callable 08/10/2026)(a)	5,000,000	4,835,829

	Par	Value
4.28%, 01/09/2028 (Callable 01/09/2027)(a)	$500,000	$497,788
4.75% to 05/12/2027 then 1 yr. CMT Rate + 1.75%, 05/12/2028 (Callable 05/12/2027)(a)	1,500,000	1,508,750
6.44% to 08/11/2027 then SOFR + 3.70%, 08/11/2028 (Callable 08/11/2027)(a)	7,000,000	7,273,497
3.87% to 01/12/2028 then 3 mo. LIBOR US + 1.41%, 01/12/2029 (Callable 01/12/2028)(a)(b)	41,387,000	40,748,282
Wells Fargo & Co.
3.53% to 03/24/2027 then SOFR + 1.51%, 03/24/2028 (Callable 03/24/2027)	15,000,000	14,791,863
2.39% to 06/02/2027 then SOFR + 2.10%, 06/02/2028 (Callable 06/02/2027)	10,864,000	10,466,535
4.81% to 07/25/2027 then SOFR + 1.98%, 07/25/2028 (Callable 07/25/2027)	5,000,000	5,042,150
4.97% (SOFR + 1.37%), 04/23/2029 (Callable 04/23/2028)	10,000,000	10,139,929
5.57% to 07/25/2028 then SOFR + 1.74%, 07/25/2029 (Callable 07/25/2028)	10,000,000	10,325,576
6.30% to 10/23/2028 then SOFR + 1.79%, 10/23/2029 (Callable 10/23/2028)	8,000,000	8,455,102
5.39% to 04/24/2033 then SOFR + 2.02%, 04/24/2034 (Callable 04/24/2033)	5,175,000	5,295,304
Western & Southern Financial Group, Inc., 5.75%, 07/15/2033(a)	4,250,000	4,399,998
Western-Southern Global Funding, 4.90%, 05/01/2030(a)	7,025,000	7,091,087
Westpac Banking Corp., 5.41% to 08/10/2032 then 1 yr. CMT Rate + 2.68%, 08/10/2033 (Callable 08/10/2032)	4,000,000	4,034,605
Willis North America, Inc.
4.65%, 06/15/2027 (Callable 05/15/2027)	8,000,000	8,043,715
4.50%, 09/15/2028 (Callable 06/15/2028)	8,800,000	8,825,020
2.95%, 09/15/2029 (Callable 06/15/2029)	2,000,000	1,882,351
		2,165,805,930
Industrials - 17.9%
Adventist Health System/West, 2.95%, 03/01/2029 (Callable 12/01/2028)	250,000	232,182

The accompanying notes are an integral part of these financial statements.

34

Baird Intermediate Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Agilent Technologies, Inc.
3.05%, 09/22/2026 (Callable 06/22/2026)	$1,495,000	$1,471,817
2.10%, 06/04/2030 (Callable 03/04/2030)	250,000	223,993
Air Products and Chemicals, Inc., 2.05%, 05/15/2030 (Callable 02/15/2030)	275,000	248,741
Aker BP ASA
5.60%, 06/13/2028 (Callable 05/13/2028)(a)	2,500,000	2,566,478
3.10%, 07/15/2031 (Callable 04/15/2031)(a)	10,472,000	9,351,253
Albemarle Corp., 4.65%, 06/01/2027 (Callable 05/01/2027)	7,000,000	6,975,600
Allegion PLC, 3.50%, 10/01/2029 (Callable 07/01/2029)	3,160,000	3,027,115
Allegion US Holding Co., Inc., 5.41%, 07/01/2032 (Callable 04/01/2032)	2,000,000	2,058,778
Amcor Flexibles North America, Inc., 2.63%, 06/19/2030 (Callable 03/19/2030)	7,025,000	6,373,591
Amcor Group Finance PLC, 5.45%, 05/23/2029 (Callable 04/23/2029)	4,425,000	4,549,743
American Tower Corp., 5.25%, 07/15/2028 (Callable 06/15/2028)	7,800,000	7,996,132
Amgen, Inc., 5.25%, 03/02/2033 (Callable 12/02/2032)	11,600,000	11,878,663
Anglo American Capital PLC
4.50%, 03/15/2028 (Callable 12/15/2027)(a)	4,469,000	4,469,454
2.63%, 09/10/2030 (Callable 06/10/2030)(a)	300,000	271,224
5.50%, 05/02/2033 (Callable 02/02/2033)(a)	4,500,000	4,589,243
Anheuser-Busch InBev Worldwide, Inc., 6.63%, 08/15/2033	8,085,000	9,055,451
Antofagasta PLC, 6.25%, 05/02/2034 (Callable 02/02/2034)(a)	10,000,000	10,484,850
ArcelorMittal SA
4.55%, 03/11/2026	11,355,000	11,334,524
6.55%, 11/29/2027 (Callable 10/29/2027)	10,000,000	10,423,852
Ashtead Capital, Inc.
1.50%, 08/12/2026 (Callable 07/12/2026)(a)	10,075,000	9,747,262
4.00%, 05/01/2028 (Callable 07/11/2025)(a)	7,166,000	7,057,619
4.25%, 11/01/2029 (Callable 07/11/2025)(a)	2,000,000	1,958,407

	Par	Value
5.50%, 08/11/2032 (Callable 05/11/2032)(a)	$11,225,000	$11,367,911
5.95%, 10/15/2033 (Callable 07/15/2033)(a)	3,075,000	3,185,017
AT&T Reign II Multi-Property Lease-Backed Pass-Through Trust, 6.09%, 12/15/2044(a)	12,000,000	12,006,534
AT&T, Inc.
4.35%, 03/01/2029 (Callable 12/01/2028)	2,600,000	2,605,454
4.30%, 02/15/2030 (Callable 11/15/2029)	9,604,000	9,572,756
2.25%, 02/01/2032 (Callable 11/01/2031)	8,975,000	7,724,326
2.55%, 12/01/2033 (Callable 09/01/2033)	3,778,000	3,161,831
Avery Dennison Corp., 5.75%, 03/15/2033 (Callable 12/15/2032)	2,000,000	2,091,152
Berry Global, Inc., 5.50%, 04/15/2028 (Callable 03/15/2028)	2,775,000	2,846,858
Boardwalk Pipelines LP
4.80%, 05/03/2029 (Callable 02/03/2029)	1,750,000	1,769,359
3.40%, 02/15/2031 (Callable 11/15/2030)	225,000	207,842
5.63%, 08/01/2034 (Callable 05/01/2034)	10,000,000	10,143,282
British Telecommunications PLC, 9.63%, 12/15/2030(d)	20,181,000	24,823,137
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.88%, 01/15/2027 (Callable 10/15/2026)	5,000,000	4,965,385
Broadcom, Inc.
4.75%, 04/15/2029 (Callable 01/15/2029)	550,000	556,571
4.15%, 11/15/2030 (Callable 08/15/2030)	8,000,000	7,871,916
2.45%, 02/15/2031 (Callable 11/15/2030)(a)	10,000,000	8,941,948
5.15%, 11/15/2031 (Callable 09/15/2031)	5,000,000	5,143,884
Broadridge Financial Solutions, Inc., 3.40%, 06/27/2026 (Callable 03/27/2026)	250,000	246,993
Bunge Ltd. Finance Corp., 3.75%, 09/25/2027 (Callable 06/25/2027)	5,225,000	5,180,448
Carlisle Cos., Inc.
3.75%, 12/01/2027 (Callable 09/01/2027)	275,000	271,067
2.75%, 03/01/2030 (Callable 12/01/2029)	23,425,000	21,632,141

The accompanying notes are an integral part of these financial statements.

35

Baird Intermediate Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
CBRE Services, Inc.
5.50%, 04/01/2029 (Callable 03/01/2029)	$10,000,000	$10,333,993
4.80%, 06/15/2030 (Callable 05/15/2030)	10,525,000	10,558,054
CDW LLC / CDW Finance Corp., 5.10%, 03/01/2030 (Callable 02/01/2030)	10,625,000	10,699,375
CF Industries, Inc., 4.50%, 12/01/2026(a)	5,950,000	5,953,552
CH Robinson Worldwide, Inc., 4.20%, 04/15/2028 (Callable 01/15/2028)	12,900,000	12,829,462
Charter Communications Operating LLC 3.75%, 02/15/2028 (Callable 11/15/2027)	6,105,000	5,992,096
4.20%, 03/15/2028 (Callable 12/15/2027)	12,070,000	11,964,357
6.38%, 10/23/2035 (Callable 04/23/2035)	1,790,000	1,880,052
Charter Communications Operating LLC / Charter Communications Operating Capital
2.25%, 01/15/2029 (Callable 11/15/2028)	2,200,000	2,026,165
5.05%, 03/30/2029 (Callable 12/30/2028)	4,155,000	4,194,609
4.40%, 04/01/2033 (Callable 01/01/2033)	3,710,000	3,493,233
6.55%, 06/01/2034 (Callable 03/01/2034)	3,150,000	3,360,917
Cheniere Energy Partners LP
5.95%, 06/30/2033 (Callable 12/30/2032)	4,000,000	4,175,341
5.75%, 08/15/2034 (Callable 02/15/2034)	5,000,000	5,134,852
Cheniere Energy, Inc., 5.65%, 04/15/2034 (Callable 10/15/2033)	6,600,000	6,759,586
Choice Hotels International, Inc., 5.85%, 08/01/2034 (Callable 05/01/2034)	2,250,000	2,267,552
CK Hutchison International 21 Ltd., 2.50%, 04/15/2031 (Callable 01/15/2031)(a)	5,000,000	4,464,785
CNH Industrial Capital LLC
1.88%, 01/15/2026 (Callable 12/15/2025)	250,000	246,254
4.55%, 04/10/2028 (Callable 03/10/2028)	6,800,000	6,830,991
CNH Industrial NV, 3.85%, 11/15/2027 (Callable 08/15/2027)	2,518,000	2,492,174

	Par	Value
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/2030 (Callable 10/22/2029)	$8,875,000	$8,277,135
Columbia Pipelines Holding Co. LLC, 6.04%, 08/15/2028 (Callable 07/15/2028)(a)	9,125,000	9,501,053
Conagra Brands, Inc., 8.25%, 09/15/2030	1,140,000	1,325,673
Concentrix Corp., 6.60%, 08/02/2028 (Callable 07/02/2028)	10,736,000	11,263,952
Constellation Brands, Inc., 3.50%, 05/09/2027 (Callable 02/09/2027)	3,625,000	3,567,111
Constellation Software, Inc./Canada, 5.46%, 02/16/2034 (Callable 11/16/2033)(a)	5,000,000	5,100,432
Cox Communications, Inc.
3.35%, 09/15/2026 (Callable 06/15/2026)(a)	2,527,000	2,487,815
5.70%, 06/15/2033 (Callable 03/15/2033)(a)	2,000,000	2,024,595
Crown Castle, Inc., 5.60%, 06/01/2029 (Callable 05/01/2029)	3,000,000	3,096,409
CVS Health Corp.
3.63%, 04/01/2027 (Callable 02/01/2027)	2,500,000	2,468,555
4.30%, 03/25/2028 (Callable 12/25/2027)	5,877,000	5,852,885
5.25%, 02/21/2033 (Callable 11/21/2032)	8,625,000	8,682,624
5.30%, 06/01/2033 (Callable 03/01/2033)	8,475,000	8,546,821
CVS Pass-Through Trust
6.04%, 12/10/2028	9,389,510	9,521,994
5.77%, 01/10/2033(a)	145,096	146,241
5.93%, 01/10/2034(a)	7,228,016	7,296,961
CVS Pass-Through Trust Series 2014, 4.16%, 08/11/2036(a)	2,274,033	2,102,638
Daimler Truck Finance North America LLC
3.65%, 04/07/2027(a)	13,825,000	13,648,001
5.13%, 09/25/2029 (Callable 08/25/2029)(a)	16,275,000	16,584,896
Dell International LLC / EMC Corp., 4.90%, 10/01/2026 (Callable 08/01/2026)	425,000	426,895
DENTSPLY SIRONA, Inc., 3.25%, 06/01/2030 (Callable 03/01/2030)	10,900,000	9,949,019
Diageo Capital PLC, 2.00%, 04/29/2030 (Callable 01/29/2030)	3,275,000	2,946,006
Diamondback Energy, Inc., 5.40%, 04/18/2034 (Callable 01/18/2034)	3,000,000	3,008,878

The accompanying notes are an integral part of these financial statements.

36

Baird Intermediate Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Discovery Communications LLC, 3.63%, 05/15/2030 (Callable 02/15/2030)	$1,015,000	$896,093
DXC Technology Co., 1.80%, 09/15/2026 (Callable 08/15/2026)	12,000,000	11,596,501
Ecolab, Inc., 4.80%, 03/24/2030 (Callable 12/24/2029)	10,000,000	10,245,171
Element Fleet Management Corp.
6.27%, 06/26/2026 (Callable 05/26/2026)(a)	9,000,000	9,127,483
5.64%, 03/13/2027 (Callable 02/13/2027)(a)	10,000,000	10,155,525
6.32%, 12/04/2028 (Callable 11/04/2028)(a)	12,567,000	13,249,813
Emerson Electric Co., 1.95%, 10/15/2030 (Callable 07/15/2030)	12,600,000	11,248,352
Enbridge, Inc., 5.55%, 06/20/2035 (Callable 03/20/2035)	12,800,000	13,012,675
Energy Transfer LP
4.20%, 04/15/2027 (Callable 01/15/2027)	475,000	473,076
5.50%, 06/01/2027 (Callable 03/01/2027)	18,231,000	18,556,833
6.00%, 02/01/2029 (Callable 07/31/2025)(a)	4,000,000	4,064,226
5.25%, 04/15/2029 (Callable 01/15/2029)	14,264,000	14,607,959
8.25%, 11/15/2029 (Callable 08/15/2029)	1,500,000	1,696,872
3.75%, 05/15/2030 (Callable 02/15/2030)	275,000	263,851
7.38%, 02/01/2031 (Callable 02/01/2026)(a)	3,000,000	3,143,523
5.70%, 04/01/2035 (Callable 01/01/2035)	10,000,000	10,185,935
Eni SpA, 5.50%, 05/15/2034 (Callable 02/15/2034)(a)	4,000,000	4,029,399
EQT Corp.
7.50%, 06/01/2030 (Callable 12/01/2029)(a)	8,000,000	8,792,103
5.75%, 02/01/2034 (Callable 11/01/2033)	5,425,000	5,609,273
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/2034 (Callable 03/15/2034)	3,000,000	3,072,346
Equinix, Inc.
1.80%, 07/15/2027 (Callable 05/15/2027)	7,000,000	6,672,688
3.90%, 04/15/2032 (Callable 01/15/2032)	11,000,000	10,418,348
Evernorth Health, Inc., 4.50%, 02/25/2026 (Callable 11/27/2025)	11,738,000	11,712,691

	Par	Value
Ferguson Finance PLC
4.50%, 10/24/2028 (Callable 07/24/2028)(a)	$31,154,000	$31,099,473
4.65%, 04/20/2032 (Callable 01/20/2032)(a)	8,000,000	7,815,229
Fidelity National Information Services, Inc.
1.65%, 03/01/2028 (Callable 01/01/2028)	5,000,000	4,666,251
5.10%, 07/15/2032 (Callable 04/15/2032)	4,900,000	4,989,890
Fiserv, Inc.
2.25%, 06/01/2027 (Callable 04/01/2027)	16,000,000	15,405,849
4.20%, 10/01/2028 (Callable 07/01/2028)	1,035,000	1,029,391
3.50%, 07/01/2029 (Callable 04/01/2029)	700,000	674,310
5.63%, 08/21/2033 (Callable 05/21/2033)	5,600,000	5,822,825
5.15%, 08/12/2034 (Callable 05/12/2034)	5,000,000	5,018,278
Flex Intermediate Holdco LLC, 3.36%, 06/30/2031 (Callable 12/30/2030)(a)	3,515,000	3,124,231
Flex Ltd., 4.88%, 05/12/2030 (Callable 02/12/2030)	4,073,000	4,090,542
Florida Gas Transmission Co. LLC
2.55%, 07/01/2030 (Callable 04/01/2030)(a)	7,000,000	6,347,304
2.30%, 10/01/2031 (Callable 07/01/2031)(a)	10,225,000	8,841,795
5.75%, 07/15/2035 (Callable 04/15/2035)(a)	20,000,000	20,466,619
Flowers Foods, Inc., 2.40%, 03/15/2031 (Callable 12/15/2030)	300,000	261,877
Ford Motor Credit Co. LLC
5.80%, 03/05/2027 (Callable 02/05/2027)	10,000,000	10,078,893
7.35%, 11/04/2027 (Callable 10/04/2027)	10,000,000	10,385,519
5.92%, 03/20/2028 (Callable 02/20/2028)	4,450,000	4,495,163
6.80%, 11/07/2028 (Callable 10/07/2028)	5,000,000	5,180,216
5.30%, 09/06/2029 (Callable 08/06/2029)	7,000,000	6,873,913
Fortune Brands Innovations, Inc., 3.25%, 09/15/2029 (Callable 06/15/2029)	2,725,000	2,582,091
Fox Corp., 6.50%, 10/13/2033 (Callable 07/13/2033)	3,000,000	3,245,776
Freeport-McMoRan, Inc., 5.40%, 11/14/2034 (Callable 05/14/2034)	691,000	701,806

The accompanying notes are an integral part of these financial statements.

37

Baird Intermediate Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Fresenius Medical Care US Finance III, Inc.
1.88%, 12/01/2026 (Callable 11/01/2026)(a)	$20,000,000	$19,227,593
3.75%, 06/15/2029 (Callable 03/15/2029)(a)	2,500,000	2,399,961
General Motors Co., 5.63%, 04/15/2030 (Callable 03/15/2030)	1,125,000	1,149,865
General Motors Financial Co., Inc.
5.40%, 05/08/2027	11,100,000	11,261,189
6.00%, 01/09/2028 (Callable 12/09/2027)	2,475,000	2,549,048
5.05%, 04/04/2028	3,500,000	3,526,535
5.80%, 01/07/2029 (Callable 12/07/2028)	15,000,000	15,449,337
5.45%, 07/15/2030 (Callable 06/15/2030)	3,175,000	3,219,585
Genpact Luxembourg SARL/Genpact USA, Inc.
1.75%, 04/10/2026 (Callable 03/10/2026)	21,600,000	21,083,679
6.00%, 06/04/2029 (Callable 05/04/2029)	15,033,000	15,559,651
Glencore Funding LLC
4.00%, 03/27/2027 (Callable 12/27/2026)(a)	4,850,000	4,810,316
3.88%, 10/27/2027 (Callable 07/27/2027)(a)	1,150,000	1,135,112
5.40%, 05/08/2028 (Callable 04/08/2028)(a)	12,200,000	12,467,706
4.88%, 03/12/2029 (Callable 12/12/2028)(a)	175,000	176,624
5.37%, 04/04/2029 (Callable 03/04/2029)(a)	6,000,000	6,152,017
2.50%, 09/01/2030 (Callable 06/01/2030)(a)	6,343,000	5,715,274
6.38%, 10/06/2030 (Callable 08/06/2030)(a)	4,000,000	4,293,007
2.63%, 09/23/2031 (Callable 06/23/2031)(a)	8,350,000	7,330,033
6.50%, 10/06/2033 (Callable 07/06/2033)(a)	3,000,000	3,253,231
5.67%, 04/01/2035 (Callable 01/01/2035)(a)	9,500,000	9,691,516
Global Payments, Inc.
2.15%, 01/15/2027 (Callable 12/15/2026)	4,535,000	4,386,711
2.90%, 05/15/2030 (Callable 02/15/2030)	275,000	252,832
Graphic Packaging International LLC, 1.51%, 04/15/2026 (Callable 03/15/2026)(a)	650,000	633,013

	Par	Value
Helmerich & Payne, Inc., 4.85%, 12/01/2029 (Callable 11/01/2029)(a)	$3,000,000	$2,860,623
Hexcel Corp., 4.20%, 02/15/2027 (Callable 11/15/2026)(d)	300,000	297,145
HF Sinclair Corp., 5.00%, 02/01/2028 (Callable 07/11/2025)	15,000,000	15,004,395
Hyatt Hotels Corp., 5.25%, 06/30/2029 (Callable 05/30/2029)	15,000,000	15,259,310
Hyundai Capital America
1.30%, 01/08/2026 (Callable 12/08/2025)(a)	3,825,000	3,758,585
1.65%, 09/17/2026 (Callable 08/17/2026)(a)	15,000,000	14,478,312
4.88%, 11/01/2027(a)	6,325,000	6,353,575
6.10%, 09/21/2028 (Callable 08/21/2028)(a)	7,975,000	8,290,666
Icon Investments Six DAC, 6.00%, 05/08/2034 (Callable 02/08/2034)	11,550,000	11,803,862
IDEX Corp.
4.95%, 09/01/2029 (Callable 08/01/2029)	6,450,000	6,555,140
3.00%, 05/01/2030 (Callable 02/01/2030)	1,100,000	1,022,232
Ingersoll Rand, Inc., 5.40%, 08/14/2028 (Callable 07/14/2028)	7,000,000	7,215,360
Ingredion, Inc., 2.90%, 06/01/2030 (Callable 03/01/2030)	550,000	508,393
Intel Corp., 5.20%, 02/10/2033 (Callable 11/10/2032)	5,000,000	5,042,267
International Flavors & Fragrances, Inc., 1.83%, 10/15/2027 (Callable 08/15/2027)(a)	2,603,000	2,452,221
IQVIA, Inc.
5.70%, 05/15/2028 (Callable 04/15/2028)	3,725,000	3,819,689
6.25%, 02/01/2029 (Callable 01/01/2029)	4,418,000	4,617,477
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl
5.75%, 04/01/2033 (Callable 01/01/2033)	8,000,000	8,223,360
6.75%, 03/15/2034 (Callable 12/15/2033)	10,275,000	11,216,858
JH North America Holdings, Inc.
5.88%, 01/31/2031 (Callable 07/31/2027)(a)	2,000,000	2,017,464
6.13%, 07/31/2032 (Callable 07/31/2028)(a)	2,000,000	2,033,208
Jones Lang LaSalle, Inc., 6.88%, 12/01/2028 (Callable 11/01/2028)	14,057,000	15,084,159

The accompanying notes are an integral part of these financial statements.

38

Baird Intermediate Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Keurig Dr Pepper, Inc., 3.95%, 04/15/2029 (Callable 02/15/2029)	$7,000,000	$6,886,097
Keysight Technologies, Inc., 5.35%, 07/30/2030 (Callable 06/30/2030)	6,500,000	6,704,278
Kinder Morgan, Inc.
8.05%, 10/15/2030	6,846,000	7,805,897
7.80%, 08/01/2031	15,425,000	17,765,455
Kraft Heinz Foods Co., 3.88%, 05/15/2027 (Callable 02/15/2027)	8,129,000	8,064,821
Kroger Co., 5.00%, 09/15/2034 (Callable 06/15/2034)	3,825,000	3,797,643
Kyndryl Holdings, Inc.
2.05%, 10/15/2026 (Callable 09/15/2026)	5,900,000	5,717,757
2.70%, 10/15/2028 (Callable 08/15/2028)	2,730,000	2,578,440
Lear Corp., 3.80%, 09/15/2027 (Callable 06/15/2027)	410,000	403,770
Lennar Corp., 4.75%, 11/29/2027 (Callable 05/29/2027)	4,500,000	4,530,700
Lennox International, Inc., 1.70%, 08/01/2027 (Callable 06/01/2027)	850,000	801,690
LYB International Finance III LLC, 2.25%, 10/01/2030 (Callable 07/01/2030)	5,000,000	4,428,479
Marathon Petroleum Corp.
5.13%, 12/15/2026 (Callable 09/15/2026)	150,000	151,299
5.15%, 03/01/2030 (Callable 02/01/2030)	18,000,000	18,341,331
Marriott International, Inc./MD, 5.00%, 10/15/2027 (Callable 09/15/2027)	10,325,000	10,494,337
Martin Marietta Materials, Inc., 2.50%, 03/15/2030 (Callable 12/15/2029)	200,000	183,519
MasTec, Inc., 6.63%, 08/15/2029 (Callable 07/11/2025)(a)	3,000,000	2,999,999
Metropolitan Detroit Area Hospital Services, Inc., 4.48%, 12/01/2029(a)	7,870,000	7,675,696
Midwest Connector Capital Co. LLC, 4.63%, 04/01/2029 (Callable 01/01/2029)(a)	2,975,000	2,949,779
Mohawk Industries, Inc., 5.85%, 09/18/2028 (Callable 08/18/2028)	7,500,000	7,785,321
MPLX LP
4.13%, 03/01/2027 (Callable 12/01/2026)	275,000	273,509

	Par	Value
2.65%, 08/15/2030 (Callable 05/15/2030)	$3,950,000	$3,574,927
5.40%, 04/01/2035 (Callable 01/01/2035)	32,175,000	31,943,891
MSCI, Inc., 4.00%, 11/15/2029 (Callable 07/31/2025)(a)	12,378,000	11,978,001
NetApp, Inc., 5.50%, 03/17/2032 (Callable 01/17/2032)	7,000,000	7,210,228
nVent Finance Sarl
4.55%, 04/15/2028 (Callable 01/15/2028)	5,291,000	5,287,659
5.65%, 05/15/2033 (Callable 02/15/2033)	3,341,000	3,403,132
Occidental Petroleum Corp.
7.50%, 10/15/2026	1,288,000	1,333,392
8.88%, 07/15/2030 (Callable 01/15/2030)	1,000,000	1,142,690
6.63%, 09/01/2030 (Callable 03/01/2030)	2,500,000	2,643,450
7.50%, 05/01/2031	12,000,000	13,207,680
5.55%, 10/01/2034 (Callable 07/01/2034)	7,325,000	7,187,456
Ochsner LSU Health System of North Louisiana, 2.51%, 05/15/2031 (Callable 11/15/2030)	5,000,000	4,097,025
ONEOK, Inc., 4.75%, 10/15/2031 (Callable 08/15/2031)	15,000,000	14,851,183
Oracle Corp.
2.80%, 04/01/2027 (Callable 02/01/2027)	11,375,000	11,088,066
2.30%, 03/25/2028 (Callable 01/25/2028)	3,000,000	2,847,346
6.15%, 11/09/2029 (Callable 09/09/2029)	3,000,000	3,200,990
Orange SA, 9.00%, 03/01/2031(d)	4,125,000	5,012,136
PeaceHealth Obligated Group, 1.38%, 11/15/2025 (Callable 08/15/2025)	550,000	542,195
Penske Truck Leasing Co. Lp / PTL Finance Corp.
5.88%, 11/15/2027 (Callable 10/15/2027)(a)	7,200,000	7,412,693
5.70%, 02/01/2028 (Callable 01/01/2028)(a)	2,900,000	2,981,498
5.55%, 05/01/2028 (Callable 04/01/2028)(a)	4,425,000	4,544,982
6.05%, 08/01/2028 (Callable 07/01/2028)(a)	11,000,000	11,460,329
Phillips 66, 2.15%, 12/15/2030 (Callable 09/15/2030)	10,000,000	8,806,320
Phillips 66 Co., 3.15%, 12/15/2029 (Callable 09/15/2029)	500,000	473,751
Premier Health Partners, 2.91%, 11/15/2026 (Callable 05/15/2026)	17,852,000	17,397,279

The accompanying notes are an integral part of these financial statements.

39

Baird Intermediate Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Regal Rexnord Corp.
6.05%, 04/15/2028 (Callable 03/15/2028)	$17,900,000	$18,445,649
6.40%, 04/15/2033 (Callable 01/15/2033)	2,000,000	2,111,609
Renesas Electronics Corp., 2.17%, 11/25/2026 (Callable 10/25/2026)(a)	5,450,000	5,271,171
Republic Services, Inc., 4.88%, 04/01/2029 (Callable 03/01/2029)	4,350,000	4,442,553
Rogers Communications, Inc.
3.80%, 03/15/2032 (Callable 12/15/2031)	15,150,000	14,078,248
5.30%, 02/15/2034 (Callable 11/15/2033)	4,900,000	4,905,205
Roper Technologies, Inc.
3.80%, 12/15/2026 (Callable 09/15/2026)	1,450,000	1,437,831
2.00%, 06/30/2030 (Callable 03/30/2030)	14,675,000	13,040,577
Ryder System, Inc.
2.85%, 03/01/2027 (Callable 02/01/2027)	3,775,000	3,676,938
5.25%, 06/01/2028 (Callable 05/01/2028)	6,275,000	6,438,028
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030 (Callable 11/15/2029)	10,450,000	10,432,518
5.90%, 09/15/2037 (Callable 03/15/2037)	3,000,000	3,120,421
Samarco Mineracao SA, 9.50% (includes 9.50% PIK), 06/30/2031 (Callable 07/16/2025)(a)	2,000,871	1,966,967
SK Hynix, Inc., 5.50%, 01/16/2029(a)	5,000,000	5,143,281
Smith & Nephew PLC, 2.03%, 10/14/2030 (Callable 07/14/2030)	5,600,000	4,904,600
Smurfit Kappa Treasury Funding DAC, 7.50%, 11/20/2025	7,800,000	7,883,256
Sodexo, Inc., 5.15%, 08/15/2030 (Callable 07/15/2030)(a)	4,950,000	5,028,823
Solventum Corp., 5.60%, 03/23/2034 (Callable 12/23/2033)	10,000,000	10,291,458
Southern Natural Gas Co. LLC
7.35%, 02/15/2031	8,020,000	8,782,900
8.00%, 03/01/2032	2,523,000	2,857,932
Sprint Capital Corp., 6.88%, 11/15/2028	13,000,000	13,955,983
Stanley Black & Decker, Inc., 6.00%, 03/06/2028 (Callable 02/06/2028)	2,000,000	2,082,201

	Par	Value
Stellantis Finance US, Inc., 5.63%, 01/12/2028 (Callable 12/12/2027)(a)	$575,000	$582,885
Sysco Corp., 5.95%, 04/01/2030 (Callable 01/01/2030)	4,232,000	4,480,290
Targa Resources Corp.
5.20%, 07/01/2027 (Callable 06/01/2027)	5,000,000	5,067,034
5.55%, 08/15/2035 (Callable 05/15/2035)	10,000,000	10,050,593
TC PipeLines LP, 3.90%, 05/25/2027 (Callable 02/25/2027)	14,125,000	13,960,831
Timken Co.
4.50%, 12/15/2028 (Callable 09/15/2028)	17,125,000	17,160,095
4.13%, 04/01/2032 (Callable 01/01/2032)	8,000,000	7,453,138
T-Mobile USA, Inc.
3.38%, 04/15/2029 (Callable 07/11/2025)	4,350,000	4,185,341
3.88%, 04/15/2030 (Callable 01/15/2030)	23,206,000	22,538,080
5.13%, 05/15/2032 (Callable 03/15/2032)	8,600,000	8,770,220
Toll Brothers Finance Corp., 5.60%, 06/15/2035 (Callable 03/15/2035)	14,650,000	14,766,724
Toll Road Investors Partnership II LP
0.00%, 02/15/2026(a)(e)	6,590,000	6,331,893
0.00%, 02/15/2028(a)(e)	3,250,000	2,764,684
Trane Technologies Co. LLC, 6.39%, 11/15/2027	1,215,000	1,247,043
TransCanada PipeLines Ltd., 5.60%, 03/31/2034	1,335,000	1,355,362
Transcontinental Gas Pipe Line Co. LLC, 7.25%, 12/01/2026	4,748,000	4,903,981
Triton Container International Ltd., 2.05%, 04/15/2026 (Callable 03/15/2026)(a)	10,000,000	9,793,159
TSMC Arizona Corp., 2.50%, 10/25/2031 (Callable 07/25/2031)	8,175,000	7,325,219
United Rentals North America, Inc., 6.00%, 12/15/2029 (Callable 12/15/2025)(a)	12,000,000	12,290,160
Vale Overseas Ltd.
3.75%, 07/08/2030 (Callable 04/08/2030)	9,500,000	8,943,022
6.13%, 06/12/2033 (Callable 03/12/2033)	20,000,000	20,945,560
Valero Energy Corp., 2.15%, 09/15/2027 (Callable 07/15/2027)	300,000	285,986
Var Energi ASA
5.00%, 05/18/2027 (Callable 04/18/2027)(a)	10,000,000	10,062,953

The accompanying notes are an integral part of these financial statements.

40

Baird Intermediate Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
8.00%, 11/15/2032 (Callable 08/15/2032)(a)	$15,000,000	$16,999,925
Verisk Analytics, Inc., 4.13%, 03/15/2029 (Callable 12/15/2028)	3,000,000	2,979,831
Verizon Communications, Inc.
2.10%, 03/22/2028 (Callable 01/22/2028)	6,050,000	5,732,312
2.36%, 03/15/2032 (Callable 12/15/2031)	2,316,000	1,996,386
5.40%, 07/02/2037 (Callable 04/02/2037)(a)	11,184,000	11,251,432
VICI Properties LP, 4.75%, 02/15/2028 (Callable 01/15/2028)	3,153,000	3,170,292
Viterra Finance BV
2.00%, 04/21/2026 (Callable 03/21/2026)(a)	25,000,000	24,466,186
4.90%, 04/21/2027 (Callable 03/21/2027)(a)	10,825,000	10,852,960
3.20%, 04/21/2031 (Callable 01/21/2031)(a)	1,605,000	1,473,941
Volkswagen Group of America Finance LLC, 6.20%, 11/16/2028 (Callable 10/16/2028)(a)	6,000,000	6,232,028
Vontier Corp.
1.80%, 04/01/2026 (Callable 03/01/2026)	6,650,000	6,502,649
2.40%, 04/01/2028 (Callable 02/01/2028)	16,375,000	15,382,490
2.95%, 04/01/2031 (Callable 01/01/2031)	2,696,000	2,409,702
Walgreens Boots Alliance, Inc., 3.45%, 06/01/2026 (Callable 03/01/2026)	106,000	103,713
Warnermedia Holdings, Inc.
3.76%, 03/15/2027 (Callable 02/15/2027)	5,340,000	5,210,665
4.05%, 03/15/2029 (Callable 01/15/2029)	4,985,000	4,630,965
Waste Connections, Inc., 3.20%, 06/01/2032 (Callable 03/01/2032)	875,000	798,883
Weir Group, Inc., 5.35%, 05/06/2030 (Callable 04/06/2030)(a)	11,300,000	11,458,200
Western Digital Corp., 2.85%, 02/01/2029 (Callable 12/01/2028)	10,000,000	9,270,602
Western Midstream Operating LP
4.50%, 03/01/2028 (Callable 12/01/2027)	7,195,000	7,151,090
4.05%, 02/01/2030 (Callable 11/01/2029)(d)	2,000,000	1,923,449

	Par	Value
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/2026 (Callable 08/15/2026)	$11,050,000	$10,905,776
4.70%, 09/15/2028 (Callable 06/15/2028)(d)	1,500,000	1,508,602
Williams Cos., Inc.
7.50%, 01/15/2031	6,650,000	7,524,081
5.15%, 03/15/2034 (Callable 12/15/2033)	7,000,000	6,983,917
Wipro IT Services LLC, 1.50%, 06/23/2026 (Callable 05/23/2026)(a)	9,000,000	8,734,793
Woodside Finance Ltd.
4.50%, 03/04/2029 (Callable 12/04/2028)(a)	8,500,000	8,394,724
5.40%, 05/19/2030 (Callable 04/19/2030)	1,500,000	1,521,353
WRKCo, Inc., 3.90%, 06/01/2028 (Callable 03/01/2028)	8,275,000	8,166,636
Yara International ASA, 3.80%, 06/06/2026 (Callable 03/06/2026)(a)	1,150,000	1,139,568
		2,030,219,555
Utilities - 2.7%
Alliant Energy Finance LLC, 5.95%, 03/30/2029 (Callable 02/28/2029)(a)	7,000,000	7,344,488
Ameren Corp., 5.38%, 03/15/2035 (Callable 12/15/2034)	7,000,000	7,043,710
Ausgrid Finance Pty Ltd., 4.35%, 08/01/2028 (Callable 05/01/2028)(a)	4,400,000	4,375,900
Avangrid, Inc., 3.80%, 06/01/2029 (Callable 03/01/2029)	10,975,000	10,721,455
Black Hills Corp., 6.00%, 01/15/2035 (Callable 10/15/2034)	15,000,000	15,557,137
DTE Electric Co., 2.63%, 03/01/2031 (Callable 12/01/2030)	275,000	250,173
DTE Energy Co.
4.88%, 06/01/2028 (Callable 05/01/2028)	18,000,000	18,264,541
5.10%, 03/01/2029 (Callable 02/01/2029)	15,000,000	15,295,458
5.85%, 06/01/2034 (Callable 03/01/2034)	12,000,000	12,552,343
Duquesne Light Holdings, Inc., 2.78%, 01/07/2032 (Callable 10/07/2031)(a)	12,400,000	10,692,281
East Ohio Gas Co., 2.00%, 06/15/2030 (Callable 03/15/2030)(a)	550,000	488,986

The accompanying notes are an integral part of these financial statements.

41

Baird Intermediate Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Utilities - (Continued)
Enel Finance International NV
4.63%, 06/15/2027 (Callable 05/15/2027)(a)	$10,000,000	$10,036,783
3.50%, 04/06/2028(a)	14,975,000	14,602,657
5.50%, 06/26/2034 (Callable 03/26/2034)(a)	25,000,000	25,477,243
Engie SA, 5.25%, 04/10/2029 (Callable 03/10/2029)(a)	12,000,000	12,272,213
Entergy Corp., 2.80%, 06/15/2030 (Callable 03/15/2030)	13,250,000	12,239,295
Eversource Energy, 1.65%, 08/15/2030 (Callable 05/15/2030)	275,000	238,693
Fells Point Funding Trust, 3.05%, 01/31/2027 (Callable 12/31/2026)(a)	675,000	660,365
IPALCO Enterprises, Inc., 5.75%, 04/01/2034 (Callable 01/01/2034)	8,879,000	8,919,632
ITC Holdings Corp.
3.35%, 11/15/2027 (Callable 08/15/2027)	275,000	269,124
2.95%, 05/14/2030 (Callable 02/14/2030)(a)	15,717,000	14,616,648
5.40%, 06/01/2033 (Callable 03/01/2033)(a)	4,550,000	4,601,952
5.65%, 05/09/2034 (Callable 02/09/2034)(a)	4,400,000	4,512,333
KeySpan Corp., 8.00%, 11/15/2030	9,900,000	11,279,739
Liberty Utilities Co., 5.58%, 01/31/2029 (Callable 12/31/2028)(a)	22,000,000	22,633,089
National Grid PLC
5.60%, 06/12/2028 (Callable 05/12/2028)	5,000,000	5,176,921
5.42%, 01/11/2034 (Callable 10/11/2033)	5,125,000	5,265,020
National Grid USA, 5.80%, 04/01/2035	12,768,000	13,073,630
New York State Electric & Gas Corp., 5.30%, 08/15/2034 (Callable 05/15/2034)(a)	9,925,000	10,041,714
Oncor Electric Delivery Co. LLC, 2.75%, 05/15/2030 (Callable 02/15/2030)	6,000,000	5,557,623
Pacific Gas and Electric Co.
3.45%, 07/01/2025	259,500	259,500
3.75%, 07/01/2028	259,500	251,776
Puget Energy, Inc., 2.38%, 06/15/2028 (Callable 04/15/2028)	325,000	306,758

	Par	Value
RWE Finance US LLC, 5.88%, 04/16/2034 (Callable 01/16/2034)(a)	$10,000,000	$10,344,905
Southern Co., 5.70%, 03/15/2034 (Callable 09/15/2033)	8,375,000	8,751,648
		303,975,733
TOTAL CORPORATE BONDS (Cost $4,491,703,055)		4,500,001,218
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 4.6%
Angel Oak Mortgage Trust 2024-2, Series 2024-3, Class A1, 4.80%, 11/26/2068 (Callable 03/25/2027)(a)(d)	19,737,563	19,638,881
Arroyo Mortgage Trust
Series 2019-2, Class A1, 3.35%, 04/25/2049 (Callable 07/25/2025)(a)(f)	825,539	799,202
Series 2022-1, Class A1A, 2.50%, 12/25/2056 (Callable 07/25/2025)(a)(d)	14,424,275	13,847,951
Banc of America Funding Corp., Series 2004-2, Class 1CB1, 5.75%, 09/20/2034 (Callable 07/20/2025)	392,629	377,163
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-5, Class 2A, 4.20%, 07/25/2034 (Callable 07/25/2025)(f)	257,500	242,343
BRAVO Residential Funding Trust
Series 2023-RPL1, Class A1, 5.00%, 05/25/2063 (Callable 03/25/2041)(a)(f)	24,234,851	23,993,775
Series 2024-RPL1, Class A1, 3.25%, 10/25/2063 (Callable 05/25/2045)(a)(f)	48,484,815	44,798,195
Chase Mortgage Finance Corp.
Series 2024-RPL2, Class A1A, 3.25%, 08/25/2064 (Callable 05/25/2047)(a)(f)	43,636,786	38,638,777
Series 2024-RPL3, Class A1A, 3.25%, 09/25/2064 (Callable 06/25/2049)(a)(f)	26,217,560	23,310,822
CIM Trust, Series 2023-R4, Class A1, 5.00%, 05/25/2062 (Callable 04/25/2028)(a)(f)	28,138,694	28,188,227
FirstKey Homes 2020-SFR2 Trust, Series 2020-SFR2, Class A, 1.27%, 10/19/2037(a)	36,114,159	35,656,730
FirstKey Homes Trust
Series 2021-SFR2, Class A, 1.38%, 09/17/2038(a)	20,445,308	19,663,331
Series 2022-SFR1, Class A, 4.15%, 05/19/2039(a)	20,832,308	20,694,938

The accompanying notes are an integral part of these financial statements.

42

Baird Intermediate Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Series 2022-SFR3, Class A, 4.25%, 07/17/2038(a)	$21,622,508	$21,480,668
GCAT, Series 2025-NQM3, Class A1A, 5.55%, 05/25/2070 (Callable 06/25/2028)(a)(d)	16,000,000	16,063,091
Home Partners of America Trust
Series 2019-1, Class A, 2.91%, 09/17/2039 (Callable 07/17/2025)(a)	15,035,753	14,430,835
Series 2021-3, Class A, 2.20%, 01/17/2041(a)	30,291,071	27,941,435
MASTR Alternative Loans Trust, Series 2003-5, Class 4A1, 5.50%, 07/25/2033 (Callable 07/25/2025)	112,064	111,211
MFRA Trust, Series 2022-NQM1, Class A1, 4.11%, 12/25/2066 (Callable 07/25/2025)(a)(f)	19,311,668	18,933,805
Mill City Mortgage Trust
Series 2018-3, Class A1, 3.50%, 08/25/2058 (Callable 01/25/2037)(a)(f)	125,105	123,064
Series 2019-1, Class A1, 3.25%, 10/25/2069 (Callable 10/25/2042)(a)(f)	186,226	181,181
New Residential Mortgage Loan Trust
Series 2017-2A, Class A3, 4.00%, 03/25/2057 (Callable 08/25/2031)(a)(f)	927,541	896,500
Series 2019-RPL3, Class A1, 2.75%, 07/25/2059 (Callable 11/25/2041)(a)(f)	3,008,774	2,886,162
Progress Residential Trust, Series 2024-SFR2, Class A, 3.30%, 04/17/2041(a)	19,859,229	18,963,608
RALI Trust, Series 2004-QS6, Class A1, 5.00%, 10/25/2063	1,179	1,030
Thornburg Mortgage Securities Trust, Series 2003-5, Class 3A, 5.49%, 10/25/2043 (Callable 07/25/2025)(f)	599,272	575,809
Towd Point Mortgage Trust
Series 2017-6, Class A1, 2.75%, 10/25/2057 (Callable 03/25/2031)(a)(f)	38,040	37,257
Series 2018-4, Class A1, 3.00%, 06/25/2058 (Callable 11/25/2032)(a)(f)	182,239	172,469
Series 2018-6, Class A1A, 3.75%, 03/25/2058 (Callable 08/25/2029)(a)(f)	52,632	52,090
Series 2019-1, Class A1, 3.75%, 03/25/2058 (Callable 08/25/2029)(a)(f)	2,803,071	2,726,884

	Par	Value
Series 2019-4, Class A1, 2.90%, 10/25/2059 (Callable 06/25/2032)(a)(f)	$8,966,839	$8,604,999
Series 2020-4, Class A1, 1.75%, 10/25/2060 (Callable 10/25/2031)(a)	9,156,725	8,293,870
Series 2022-2, Class A1, 3.75%, 07/01/2062 (Callable 10/25/2033)(a)(f)	4,836,826	4,578,201
Series 2022-3, Class A1, 3.75%, 08/01/2062 (Callable 05/25/2031)(a)(f)	7,795,606	7,403,735
Series 2024-1, Class A1, 4.82%, 03/25/2064 (Callable 12/25/2032)(a)(f)	11,597,462	11,778,246
Series 2024-2, Class A1A, 4.74%, 12/25/2064 (Callable 04/25/2029)(a)(f)	32,461,613	32,909,898
Series 2024-5, Class A1A, 4.52%, 10/25/2064 (Callable 07/25/2034)(a)(f)	31,321,247	31,275,317
Series 2025-1, Class A1A, 4.75%, 06/25/2065 (Callable 06/25/2031)(a)(f)	28,175,000	28,112,330
WaMu Mortgage Pass Through Certificates
Series 2004-AR3, Class A1, 5.39%, 06/25/2034 (Callable 07/25/2025)(f)	589,741	552,638
Series 2004-CB2, Class 3A, 6.00%, 08/25/2034 (Callable 07/25/2025)	737,041	755,547
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $530,249,382)		529,692,215
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.5%
BANK-2017
Series 2017-BNK4, Class A4, 3.63%, 05/15/2050 (Callable 04/15/2027)	575,000	565,979
Series 2017-BNK5, Class A5, 3.39%, 06/15/2060 (Callable 07/15/2027)	5,865,000	5,744,659
Series 2017-BNK7, Class A5, 3.44%, 09/15/2060 (Callable 09/15/2027)	1,200,000	1,173,099
Series 2017-BNK7, Class ASB, 3.27%, 09/15/2060 (Callable 09/15/2027)	492,135	486,072
Series 2017-BNK8, Class A4, 3.49%, 11/15/2050 (Callable 11/15/2027)	575,000	555,487
Series 2017-BNK9, Class A4, 3.54%, 11/15/2054 (Callable 12/15/2029)	9,275,000	9,047,458

The accompanying notes are an integral part of these financial statements.

43

Baird Intermediate Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - (Continued)
BANK-2018, Series 2018-BN10, Class A5, 3.69%, 02/15/2061 (Callable 02/15/2028)	$895,000	$878,256
BANK-2022, Series 2022-BNK44, Class A5, 5.94%, 11/15/2055 (Callable 11/15/2032)(f)	13,475,000	14,141,622
BANK5 Trust
Series 2024-5YR7, Class A3, 5.77%, 06/15/2057 (Callable 06/15/2029)	23,600,000	24,527,553
Series 2025-5YR13, Class A2, 5.03%, 01/15/2058 (Callable 02/15/2030)	26,550,000	26,918,498
Benchmark Mortgage Trust, Series 2024-V10, Class A3, 5.28%, 09/15/2057 (Callable 10/15/2029)	23,025,000	23,558,480
Cantor Commercial Real Estate Lending LP, Series 2019-CF3, Class A4, 3.01%, 01/15/2053 (Callable 12/15/2029)	3,050,000	2,829,936
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class ASB, 3.09%, 05/10/2058 (Callable 11/10/2026)	19,285	19,252
Citigroup Commercial Mortgage Trust
Series 2015-GC35, Class A4, 3.82%, 11/10/2048 (Callable 10/10/2027)	16,035,000	15,916,028
Series 2017-C4, Class A3, 3.21%, 10/12/2050 (Callable 11/12/2027)	6,018,075	5,878,323
Series 2017-P8, Class A3, 3.20%, 09/15/2050 (Callable 09/15/2027)	2,375,000	2,319,447
Series 2017-P8, Class A4, 3.47%, 09/15/2050 (Callable 09/15/2027)	550,000	530,330
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2018-CD7, Class A4, 4.28%, 08/15/2051 (Callable 08/15/2028)	2,495,000	2,468,420
Series 2019-CD8, Class A4, 2.91%, 08/15/2057 (Callable 08/15/2029)	4,325,000	3,970,000
Commercial Mortgage Pass Through Certificates, Series 2017-COR2, Class A3, 3.51%, 09/10/2050 (Callable 09/10/2027)	19,610,172	19,121,063
Computershare Corporate Trust
Series 2015-P2, Class A4, 3.81%, 12/15/2048 (Callable 12/15/2025)	34,843,144	34,633,995

	Par	Value
Series 2015-P2, Class ASB, 3.66%, 12/15/2048 (Callable 12/15/2025)	$240,409	$239,924
Series 2016-C36, Class A4, 3.07%, 11/15/2059 (Callable 10/15/2026)	4,966,000	4,849,948
Series 2017-C40, Class A3, 3.32%, 10/15/2050 (Callable 10/15/2027)	8,800,000	8,618,834
Series 2019-C50, Class ASB, 3.64%, 05/15/2052 (Callable 05/15/2029)	3,218,011	3,171,613
Series 2019-C54, Class A4, 3.15%, 12/15/2052 (Callable 11/15/2029)	14,625,000	13,801,936
CSAIL Commercial Mortgage Trust
Series 2016-C6, Class A5, 3.09%, 01/15/2049 (Callable 05/15/2026)	7,695,000	7,582,521
Series 2016-C7, Class A5, 3.50%, 11/15/2049 (Callable 11/15/2026)	1,640,000	1,614,692
Series 2017-C8, Class A4, 3.39%, 06/15/2050 (Callable 06/15/2027)	6,000,000	5,839,705
Series 2018-CX12, Class A3, 3.96%, 08/15/2051 (Callable 08/15/2028)	5,025,000	4,948,564
Series 2019-C17, Class A5, 3.02%, 09/15/2052 (Callable 09/15/2029)	3,300,000	3,076,797
Series 2021-C20, Class ASB, 2.44%, 03/15/2054 (Callable 03/15/2031)	6,866,000	6,548,382
GS Mortgage Securities Corp. II, Series 2018-GS10, Class A5, 4.16%, 07/10/2051 (Callable 07/10/2028)(f)	9,372,252	9,165,273
JP Morgan Chase Commercial Mortgage Securities
Series 2016-JP2, Class A4, 2.82%, 08/15/2049 (Callable 07/15/2026)	7,443,000	7,302,039
Series 2017-JP6, Class A5, 3.49%, 07/15/2050 (Callable 04/15/2028)	18,900,000	18,307,763
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class A5, 3.93%, 09/15/2047 (Callable 08/15/2027)	3,699	3,675
JPMDB Commercial Mortgage Securities Trust
Series 2016-C4, Class A3, 3.14%, 12/15/2049 (Callable 04/15/2027)	17,550,000	17,081,150
Series 2017-C7, Class A5, 3.41%, 10/15/2050 (Callable 11/15/2027)	5,300,000	5,141,438

The accompanying notes are an integral part of these financial statements.

44

Baird Intermediate Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - (Continued)
Morgan Stanley ABS Capital I, Inc., Series 2022-L8, Class ASB, 3.92%, 04/15/2055 (Callable 04/15/2032)(f)	$9,422,000	$9,153,232
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C27, Class A4, 3.75%, 12/15/2047 (Callable 11/15/2025)	29,745,000	29,616,296
Series 2017-C34, Class A4, 3.54%, 11/15/2052 (Callable 10/15/2027)	14,450,000	14,113,439
Series 2025-5C1, Class A2, 4.91%, 03/15/2058 (Callable 03/15/2030)	3,675,000	3,701,620
Morgan Stanley Capital I Trust 2014-MP, Series 2016-BNK2, Class A4, 3.05%, 11/15/2049 (Callable 11/15/2026)	15,671,000	15,272,427
Morgan Stanley Capital I, Inc., Series 2016-UB12, Class A4, 3.60%, 12/15/2049 (Callable 11/15/2026)	9,607,210	9,383,419
UBS Commercial Mortgage Trust, Series 2018-C13, Class A4, 4.33%, 10/15/2051 (Callable 10/15/2028)	3,900,000	3,832,531
TOTAL NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $398,974,803)		397,651,175
ASSET-BACKED SECURITIES - 2.5%
Chase Auto Owner Trust, Series 2024-2A, Class A3, 5.52%, 06/25/2029 (Callable 10/25/2027)(a)	13,700,000	13,911,392
Financial Holding Corp., Series 2024-D, Class A, 5.34%, 04/15/2029(a)	9,075,000	9,230,342
First National Master Note Trust, Series 2024-1, Class A, 5.34%, 05/15/2030	10,675,000	10,888,527
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85%, 08/15/2035 (Callable 02/15/2028)(a)	15,320,000	15,540,999
Ford Credit Auto Receivables Six LLC, Series 2025-1, Class A, 4.86%, 08/15/2037 (Callable 02/15/2030)(a)(d)	31,625,000	32,254,957
Ford Credit Floorplan LLC
Series 2024-3, Class A1, 4.30%, 09/15/2029(a)	9,025,000	9,039,231
Series 2025-1, Class A1, 4.63%, 04/15/2030	26,225,000	26,514,411

	Par	Value
General Motors Co., Series 2023-2, Class A, 5.34%, 06/15/2030(a)	$25,952,000	$26,721,895
GM Financial Revolving Receivables Trust, Series 2024-1, Class A, 4.98%, 12/11/2036 (Callable 03/11/2029)(a)	25,100,000	25,654,923
Kubota Credit Owner Trust, Series 2024-1A, Class A3, 5.19%, 07/17/2028 (Callable 01/15/2028)(a)	26,850,000	27,185,832
Navient Student Loan Trust
Series 2021-GA, Class A, 1.58%, 04/15/2070 (Callable 05/15/2030)(a)	11,638,782	10,512,273
Series 2022-A, Class A, 2.23%, 07/15/2070 (Callable 07/15/2030)(a)	1,686,593	1,544,035
Series 2022-BA, Class A, 4.16%, 10/15/2070 (Callable 09/15/2030)(a)	12,945,317	12,583,536
Nelnet Student Loan Trust
Series 2021-A, Class APT1, 1.36%, 04/20/2062 (Callable 09/20/2029)(a)	3,070,684	2,888,037
Series 2021-DA, Class AFX, 1.63%, 04/20/2062 (Callable 03/20/2032)(a)	809,324	762,630
SBA Depositor LLC, 1.84%, 04/15/2027 (Callable 04/15/2026)(a)	16,200,000	15,425,862
Texas Electric Market Stabilization Funding N LLC, 4.27%, 08/01/2034(a)	13,554,616	13,417,197
Towd Point Mortgage Trust, Series 2020-MH1, Class A1, 2.25%, 02/25/2060 (Callable 07/25/2025)(a)(f)	2,337,690	2,279,016
Verizon Master Trust
Series 2024-8, Class A1A, 4.62%, 11/20/2030 (Callable 11/20/2027)	20,400,000	20,646,987
Series 2025-5, Class A1A, 4.40%, 06/20/2031 (Callable 06/20/2028)	9,275,000	9,324,990
TOTAL ASSET-BACKED SECURITIES (Cost $285,256,377)		286,327,072
MUNICIPAL BONDS - 1.7%
California Community Choice Financing Authority, 6.13%, 04/01/2030	2,510,000	2,599,907
Central Plains Energy Project, 5.75%, 08/01/2029	1,200,000	1,214,550
City of College Park GA, 5.97%, 01/01/2031	2,070,000	2,150,731

The accompanying notes are an integral part of these financial statements.

45

Baird Intermediate Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Colorado Housing and Finance Authority, 6.25%, 11/01/2054 (Callable 05/01/2033)	$5,160,000	$5,438,642
Connecticut Housing Finance Authority, 5.32%, 11/15/2055 (Callable 11/15/2033)	5,875,000	5,944,033
County of Miami-Dade FL, 2.54%, 10/01/2033 (Callable 10/01/2030)	2,800,000	2,384,449
Florida Development Finance Corp., 3.22%, 02/01/2032 (Callable 08/01/2031)	5,250,000	4,699,851
GBG LLC, 2.25%, 09/01/2030(a)	653,423	604,443
Homewood Educational Building Authority
6.81%, 10/01/2028	2,265,000	2,388,930
6.81%, 10/01/2028	1,370,000	1,444,960
Idaho Housing & Finance Association, 6.50%, 07/01/2065 (Callable 07/01/2033)	16,695,000	17,649,089
Illinois Housing Development Authority
6.50%, 04/01/2054 (Callable 10/01/2032)	17,260,000	18,124,819
6.25%, 10/01/2054 (Callable 04/01/2033)	13,875,000	14,521,758
Massachusetts Educational Financing Authority
1.92%, 07/01/2027	10,000,000	9,546,661
2.16%, 07/01/2028	10,000,000	9,380,926
6.07%, 07/01/2033	7,445,000	7,768,534
Massachusetts Housing Finance Agency, 5.56%, 12/01/2052 (Callable 06/01/2032)	5,975,000	6,094,630
Minnesota Housing Finance Agency
6.50%, 07/01/2054 (Callable 01/01/2033)	4,180,000	4,365,074
6.00%, 01/01/2055 (Callable 01/01/2033)	9,710,000	10,081,818
Nebraska Investment Finance Authority, 6.25%, 09/01/2052 (Callable 09/01/2033)	6,250,000	6,545,179
Nevada Housing Division, 6.25%, 10/01/2054 (Callable 04/01/2033)	2,925,000	3,049,695
New Hampshire Business Finance Authority
3.25%, 04/01/2028 (Callable 01/01/2028)	7,000,000	3,808,246
3.30%, 04/01/2032 (Callable 01/01/2032)	13,600,000	9,625,582
New Jersey Higher Education Student Assistance Authority
5.00%, 12/01/2027(g)	1,600,000	1,648,824

	Par	Value
New Jersey Higher Education Student Assistance Authority, 5.00%, 12/01/2028(g)	$2,430,000	$2,528,855
New York State Dormitory Authority, 3.00%, 08/01/2036 (Callable 08/01/2031)	3,480,000	2,809,650
Niagara Area Development Corp.
3.20%, 05/01/2026	1,995,000	1,956,362
3.27%, 05/01/2027	2,060,000	1,976,097
3.37%, 05/01/2028	2,130,000	1,998,023
3.42%, 05/01/2029	2,200,000	2,010,845
Rhode Island Housing & Mortgage Finance Corp., 6.00%, 04/01/2054 (Callable 04/01/2033)	4,000,000	4,142,698
San Diego Convention Center Expansion Financing Authority
1.99%, 04/15/2026	3,440,000	3,380,849
2.36%, 04/15/2028	1,325,000	1,264,905
South Dakota Housing Development Authority, 2.70%, 11/01/2036 (Callable 11/01/2025)	15,000	14,868
Tennessee Housing Development Agency, 6.25%, 01/01/2055 (Callable 01/01/2033)	9,915,000	10,340,415
Westvaco Corp., 7.67%, 01/15/2027(a)	8,700,000	8,957,450
TOTAL MUNICIPAL BONDS (Cost $201,329,668)		192,462,348
OTHER GOVERNMENT RELATED SECURITIES - 0.4%
Electricite de France SA, 5.65%, 04/22/2029 (Callable 03/22/2029)(a)	25,275,000	26,221,610
NBN Co. Ltd., 2.63%, 05/05/2031 (Callable 02/05/2031)(a)	20,487,000	18,466,550
TOTAL OTHER GOVERNMENT RELATED SECURITIES (Cost $45,149,277)		44,688,160
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.2%
Federal Home Loan Mortgage Corp.
Series K071, Class A2, 3.29%, 11/25/2027 (Callable 11/25/2027)	7,375,000	7,245,184
Series K092, Class A2, 3.30%, 04/25/2029 (Callable 04/25/2029)	11,943,000	11,617,804
TOTAL AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $19,053,757)		18,862,988

The accompanying notes are an integral part of these financial statements.

46

Baird Intermediate Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 0.0%(h)
Federal Home Loan Mortgage Corp., Pool C00635, 6.00%, 07/01/2028	$440	$450
TOTAL AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $431)		450
	Shares
SHORT-TERM INVESTMENTS - 2.2%
Money Market Funds - 2.2%
First American Government Obligations Fund - Class U, 4.27%(i)	245,602,009	245,602,009
TOTAL SHORT-TERM INVESTMENTS (Cost $245,602,009)		245,602,009
TOTAL INVESTMENTS - 100.7% (Cost $11,385,634,065)		$11,446,654,063
Liabilities in Excess of Other Assets - (0.7)%		(83,636,924)
TOTAL NET ASSETS - 100.0%		$11,363,017,139

Percentages are stated as a percent of net assets.
ASA - Advanced Subscription Agreement
CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
PIK - Payment in Kind
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $2,488,775,849 or 21.9% of the Fund’s net assets.

(b)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(c)	Issuer is currently in default.
(d)	Step coupon bond. The rate disclosed is as of June 30, 2025.
(e)	Zero coupon bonds make no periodic interest payments.
(f)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2025.

(g)	Security subject to the Alternative Minimum Tax (“AMT”). As of June 30, 2025, the total value of securities subject to the AMT was $4,177,679 or 0.0% of net assets.
(h)	Represents less than 0.05% of net assets.
(i)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

47

Baird Intermediate Bond Fund
Summary of Fair Value Disclosure
as of June 30, 2025 (Unaudited)
Baird Intermediate Bond Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$—	$5,231,366,428	$—	$5,231,366,428
Corporate Bonds	—	4,500,001,218	—	4,500,001,218
Non-Agency Residential Mortgage-Backed Securities	—	529,692,215	—	529,692,215
Non-Agency Commercial Mortgage-Backed Securities	—	397,651,175	—	397,651,175
Asset-Backed Securities	—	286,327,072	—	286,327,072
Municipal Bonds	—	192,462,348	—	192,462,348
Other Government Related Securities	—	44,688,160	—	44,688,160
Agency Commercial Mortgage-Backed Securities	—	18,862,988	—	18,862,988
Agency Residential Mortgage-Backed Securities	—	450	—	450
Money Market Funds	245,602,009	—	—	245,602,009
Total Investments	$245,602,009	$11,201,052,054	$—	$11,446,654,063

Refer to the Schedule of Investments for further disaggregation of investment categories.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.
The accompanying notes are an integral part of these financial statements.

48

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited)

	Par	Value
CORPORATE BONDS - 36.3%
Financials - 16.8%
200 Park Funding Trust, 5.74%, 02/15/2055 (Callable 08/15/2054)(a)	$21,925,000	$21,630,646
ABN AMRO Bank NV
4.75%, 07/28/2025(a)	63,128,000	63,125,635
4.80%, 04/18/2026(a)	42,935,000	42,943,674
1.54% to 06/16/2026 then 1 yr. CMT Rate + 0.80%, 06/16/2027 (Callable 06/16/2026)(a)	16,900,000	16,428,122
6.34% to 09/18/2026 then 1 yr. CMT Rate + 1.65%, 09/18/2027 (Callable 09/18/2026)(a)	31,025,000	31,700,638
4.99% to 12/03/2027 then 1 yr. CMT Rate + 0.78%, 12/03/2028 (Callable 12/03/2027)(a)	51,250,000	51,940,163
5.52% to 12/03/2034 then 1 yr. CMT Rate + 1.25%, 12/03/2035 (Callable 12/03/2034)(a)	10,000,000	10,189,368
3.32% to 03/13/2032 then 5 yr. CMT Rate + 1.90%, 03/13/2037 (Callable 12/13/2031)(a)	5,000,000	4,396,703
AEGON Funding Co. LLC, 5.50%, 04/16/2027 (Callable 03/16/2027)(a)	31,625,000	32,009,148
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.45%, 10/29/2026 (Callable 09/29/2026)	9,350,000	9,109,485
6.45%, 04/15/2027 (Callable 03/15/2027)	19,546,000	20,182,850
5.75%, 06/06/2028 (Callable 05/06/2028)	30,000,000	31,036,459
3.00%, 10/29/2028 (Callable 08/29/2028)	35,393,000	33,718,023
4.63%, 09/10/2029 (Callable 08/10/2029)	8,000,000	8,001,774
3.30%, 01/30/2032 (Callable 10/30/2031)	10,000,000	9,059,898
Aetna, Inc., 6.63%, 06/15/2036	9,165,000	9,835,832
Agree LP
2.90%, 10/01/2030 (Callable 07/01/2030)	5,000,000	4,614,645
4.80%, 10/01/2032 (Callable 07/01/2032)	7,000,000	6,923,554
AIB Group PLC
6.61% to 09/13/2028 then SOFR + 2.33%, 09/13/2029 (Callable 09/13/2028)(a)	45,345,000	47,972,867
5.87% to 03/28/2034 then SOFR + 1.91%, 03/28/2035 (Callable 03/28/2034)(a)	39,575,000	40,811,046

	Par	Value
AIG SunAmerica Global Financing X, 6.90%, 03/15/2032(a)	$25,000,000	$27,552,475
Air Lease Corp., 5.85%, 12/15/2027 (Callable 11/15/2027)	10,000,000	10,342,587
Aircastle Ltd.
2.85%, 01/26/2028 (Callable 11/26/2027)(a)	12,131,000	11,549,715
6.50%, 07/18/2028 (Callable 06/18/2028)(a)	9,482,000	9,899,379
5.95%, 02/15/2029 (Callable 01/15/2029)(a)	23,000,000	23,760,549
American International Group, Inc., 5.13%, 03/27/2033 (Callable 12/27/2032)	10,500,000	10,674,879
American National Global Funding, 5.55%, 01/28/2030(a)	15,000,000	15,318,591
American National Group, Inc.
5.75%, 10/01/2029 (Callable 09/01/2029)	16,500,000	16,894,659
6.00%, 07/15/2035 (Callable 04/15/2035)	39,600,000	39,833,215
AmFam Holdings, Inc., 2.81%, 03/11/2031 (Callable 12/11/2030)(a)	5,900,000	5,020,933
Aon Corp. / Aon Global Holdings PLC, 3.90%, 02/28/2052 (Callable 08/28/2051)	5,000,000	3,707,914
Aon Global Ltd., 4.45%, 05/24/2043 (Callable 02/24/2043)	1,274,000	1,065,816
Aon North America, Inc., 5.75%, 03/01/2054 (Callable 09/01/2053)	10,600,000	10,445,674
Arthur J Gallagher & Co.
3.50%, 05/20/2051 (Callable 11/20/2050)	5,625,000	3,910,439
5.75%, 03/02/2053 (Callable 09/02/2052)	5,000,000	4,870,261
5.75%, 07/15/2054 (Callable 01/15/2054)	9,000,000	8,824,627
ASB Bank Ltd., 5.28% to 06/17/2027 then 5 yr. CMT Rate + 2.25%, 06/17/2032 (Callable 06/17/2027)(a)	4,350,000	4,375,147
Australia & New Zealand Banking Group Ltd.
2.95% to 07/22/2025 then 5 yr. CMT Rate + 1.29%, 07/22/2030 (Callable 07/22/2025)(a)	5,000,000	4,994,505
6.74%, 12/08/2032(a)	38,113,000	41,514,216
5.20% to 09/30/2034 then 1 yr. CMT Rate + 1.47%, 09/30/2035 (Callable 09/30/2034)(a)	37,350,000	36,587,566

The accompanying notes are an integral part of these financial statements.

49

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
2.57% to 11/25/2030 then 5 yr. CMT Rate + 1.70%, 11/25/2035 (Callable 11/25/2030)(a)	$15,000,000	$13,157,858
5.82% to 06/18/2035 then 1 yr. CMT Rate + 1.35%, 06/18/2036 (Callable 06/18/2035)(a)	12,000,000	12,188,295
Aviation Capital Group LLC
6.25%, 04/15/2028 (Callable 03/15/2028)(a)	31,000,000	32,283,426
5.38%, 07/15/2029 (Callable 06/15/2029)(a)	19,760,000	20,122,729
5.13%, 04/10/2030 (Callable 03/10/2030)(a)	15,000,000	15,141,664
6.38%, 07/15/2030 (Callable 05/15/2030)(a)	6,500,000	6,891,869
Avolon Holdings Funding Ltd.
4.95%, 01/15/2028 (Callable 12/15/2027)(a)	24,000,000	24,125,373
5.38%, 05/30/2030 (Callable 04/30/2030)(a)	8,000,000	8,149,291
Banco Santander SA
5.18%, 11/19/2025	25,983,000	26,011,061
1.72% to 09/14/2026 then 1 yr. CMT Rate + 0.90%, 09/14/2027 (Callable 09/14/2026)	11,325,000	10,939,692
4.38%, 04/12/2028	13,400,000	13,363,793
6.61%, 11/07/2028	15,000,000	16,000,643
5.54% to 03/14/2029 then 1 yr. CMT Rate + 1.45%, 03/14/2030 (Callable 03/14/2029)	15,600,000	16,085,143
3.49%, 05/28/2030	5,000,000	4,758,042
2.75%, 12/03/2030	19,250,000	17,142,373
5.44%, 07/15/2031	10,000,000	10,387,952
3.23% to 11/22/2031 then 1 yr. CMT Rate + 1.60%, 11/22/2032 (Callable 08/22/2031)	35,000,000	31,405,068
6.92%, 08/08/2033	9,800,000	10,621,161
6.35%, 03/14/2034	36,500,000	38,223,545
Bank of America Corp.
1.73% to 07/22/2026 then SOFR + 0.96%, 07/22/2027 (Callable 07/22/2026)	35,000,000	34,019,258
4.38% to 04/27/2027 then SOFR + 1.58%, 04/27/2028 (Callable 04/27/2027)	16,000,000	15,996,658
6.20% to 11/10/2027 then SOFR + 1.99%, 11/10/2028 (Callable 11/10/2027)	11,425,000	11,889,746

	Par	Value
3.42% to 12/20/2027 then 3 mo. Term SOFR + 1.30%, 12/20/2028 (Callable 12/20/2027)	$37,683,000	$36,834,521
3.97% to 03/05/2028 then 3 mo. Term SOFR + 1.33%, 03/05/2029 (Callable 03/05/2028)	14,230,000	14,072,568
2.09% to 06/14/2028 then SOFR + 1.06%, 06/14/2029 (Callable 06/14/2028)	15,000,000	14,059,961
4.27% to 07/23/2028 then 3 mo. Term SOFR + 1.57%, 07/23/2029 (Callable 07/23/2028)	39,821,000	39,689,825
3.19% to 07/23/2029 then 3 mo. Term SOFR + 1.44%, 07/23/2030 (Callable 07/23/2029)	5,000,000	4,759,451
2.50% to 02/13/2030 then 3 mo. Term SOFR + 1.25%, 02/13/2031 (Callable 02/13/2030)	13,000,000	11,873,701
2.59% to 04/29/2030 then SOFR + 2.15%, 04/29/2031 (Callable 04/29/2030)	60,000,000	54,852,037
1.90% to 07/23/2030 then SOFR + 1.53%, 07/23/2031 (Callable 07/23/2030)	10,000,000	8,786,732
1.92% to 10/24/2030 then SOFR + 1.37%, 10/24/2031 (Callable 10/24/2030)	5,000,000	4,360,423
2.69% to 04/22/2031 then SOFR + 1.32%, 04/22/2032 (Callable 04/22/2031)	15,000,000	13,461,372
2.30% to 07/21/2031 then SOFR + 1.22%, 07/21/2032 (Callable 07/21/2031)	5,000,000	4,357,118
2.97% to 02/04/2032 then SOFR + 1.33%, 02/04/2033 (Callable 02/04/2032)	16,425,000	14,708,369
5.29% to 04/25/2033 then SOFR + 1.91%, 04/25/2034 (Callable 04/25/2033)	16,500,000	16,830,557
5.47% to 01/23/2034 then SOFR + 1.65%, 01/23/2035 (Callable 01/23/2034)	10,000,000	10,273,386
7.75%, 05/14/2038	1,138,000	1,358,442
Bank of Ireland Group PLC
2.03% to 09/30/2026 then 1 yr. CMT Rate + 1.10%, 09/30/2027 (Callable 09/30/2026)(a)	20,975,000	20,316,342
5.60% (SOFR + 1.62%), 03/20/2030 (Callable 03/20/2029)(a)	59,975,000	61,802,198

The accompanying notes are an integral part of these financial statements.

50

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
Bank of Montreal
5.37%, 06/04/2027	$18,000,000	$18,382,673
5.00% to 01/27/2028 then SOFR + 0.67%, 01/27/2029 (Callable 01/27/2028)	15,500,000	15,750,987
3.09% to 01/10/2032 then 5 yr. CMT Rate + 1.40%, 01/10/2037 (Callable 01/10/2032)	32,576,000	28,132,542
Bank of Nova Scotia
4.50%, 12/16/2025	8,500,000	8,494,077
5.40%, 06/04/2027	40,000,000	40,925,661
5.25%, 06/12/2028	10,000,000	10,300,712
4.93% to 02/14/2028 then SOFR + 0.89%, 02/14/2029 (Callable 02/14/2028)	45,000,000	45,581,776
4.59% to 05/04/2032 then 5 yr. CMT Rate + 2.05%, 05/04/2037 (Callable 02/04/2032)	23,300,000	22,051,848
Banque Federative du Credit Mutuel SA
4.75%, 07/13/2027(a)	22,290,000	22,477,870
5.19%, 02/16/2028(a)	14,500,000	14,768,931
5.79%, 07/13/2028(a)	12,000,000	12,455,364
Barclays PLC
4.34%, 01/10/2028 (Callable 01/08/2027)	20,000,000	19,948,829
5.09% to 02/25/2028 then SOFR + 0.96%, 02/25/2029 (Callable 02/25/2028)	17,000,000	17,211,263
5.69% to 03/12/2029 then SOFR + 1.74%, 03/12/2030 (Callable 03/12/2029)	5,875,000	6,079,003
5.37% to 02/25/2030 then SOFR + 1.23%, 02/25/2031 (Callable 02/25/2030)	12,125,000	12,385,524
6.22% to 05/09/2033 then SOFR + 2.98%, 05/09/2034 (Callable 05/09/2033)	52,900,000	56,145,705
6.69% to 09/13/2033 then SOFR + 2.62%, 09/13/2034 (Callable 09/13/2033)	32,225,000	35,180,597
5.34% to 09/10/2034 then SOFR + 1.91%, 09/10/2035 (Callable 09/10/2034)	60,000,000	59,549,647
5.79% to 02/25/2035 then SOFR + 1.59%, 02/25/2036 (Callable 02/25/2035)	18,000,000	18,397,581
Beacon Funding Trust, 6.27%, 08/15/2054 (Callable 02/15/2054)(a)	37,750,000	37,369,370
Belrose Funding Trust II, 6.79%, 05/15/2055 (Callable 11/15/2054)(a)	10,000,000	10,221,905

	Par	Value
BGC Group, Inc., 6.60%, 06/10/2029 (Callable 05/10/2029)	$19,542,000	$20,253,610
BNP Paribas SA
4.38%, 05/12/2026(a)	45,131,000	45,028,127
1.32% to 01/13/2026 then SOFR + 1.00%, 01/13/2027 (Callable 01/13/2026)(a)	28,350,000	27,856,672
4.63%, 03/13/2027(a)	2,325,000	2,323,621
2.59% to 01/20/2027 then SOFR + 1.23%, 01/20/2028 (Callable 01/20/2027)(a)	2,175,000	2,111,138
1.90% to 09/30/2027 then SOFR + 1.61%, 09/30/2028 (Callable 09/30/2027)(a)	27,000,000	25,481,969
5.34% (1 yr. CMT Rate + 1.50%), 06/12/2029 (Callable 06/12/2028)(a)	13,025,000	13,325,710
2.16% to 09/15/2028 then SOFR + 1.22%, 09/15/2029 (Callable 09/15/2028)(a)	19,538,000	18,111,863
5.18% to 01/09/2029 then SOFR + 1.52%, 01/09/2030 (Callable 01/09/2029)(a)	6,500,000	6,635,529
5.28% to 11/19/2029 then SOFR + 1.28%, 11/19/2030 (Callable 11/19/2029)(a)	32,300,000	32,915,661
5.09% to 05/09/2030 then SOFR + 1.68%, 05/09/2031 (Callable 05/09/2030)(a)	5,000,000	5,048,737
2.87% to 04/19/2031 then 3 mo. Term SOFR + 1.39%, 04/19/2032 (Callable 04/19/2031)(a)	32,075,000	28,737,079
3.13% to 01/20/2032 then SOFR + 1.56%, 01/20/2033 (Callable 01/20/2032)(a)	10,000,000	8,901,331
2.59% to 08/12/2030 then 5 yr. CMT Rate + 2.05%, 08/12/2035 (Callable 08/12/2030)(a)	14,000,000	12,335,865
5.91% to 11/19/2034 then SOFR + 1.92%, 11/19/2035 (Callable 11/19/2034)(a)	7,600,000	7,665,198
BPCE SA
1.65% to 10/06/2025 then SOFR + 1.52%, 10/06/2026 (Callable 10/06/2025)(a)	25,000,000	24,796,740
5.72% to 01/18/2029 then SOFR + 1.96%, 01/18/2030 (Callable 01/18/2029)(a)	5,400,000	5,559,661
5.88% to 01/14/2030 then SOFR + 1.68%, 01/14/2031 (Callable 01/14/2030)(a)	8,700,000	9,024,406
5.39% to 05/28/2030 then SOFR + 1.58%, 05/28/2031 (Callable 05/28/2030)(a)	15,000,000	15,273,642

The accompanying notes are an integral part of these financial statements.

51

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
2.28% to 01/20/2031 then SOFR + 1.31%, 01/20/2032 (Callable 01/20/2031)(a)	$18,350,000	$15,877,426
3.12% to 10/19/2031 then SOFR + 1.73%, 10/19/2032 (Callable 10/19/2031)(a)	49,720,000	43,097,562
7.00% to 10/19/2033 then SOFR + 2.59%, 10/19/2034 (Callable 10/19/2033)(a)	10,000,000	10,986,307
6.51% to 01/18/2034 then SOFR + 2.79%, 01/18/2035 (Callable 01/18/2034)(a)	12,500,000	12,976,492
5.94% to 05/30/2034 then SOFR + 1.85%, 05/30/2035 (Callable 05/30/2034)(a)	16,000,000	16,395,009
6.03% to 05/28/2035 then SOFR + 1.96%, 05/28/2036 (Callable 05/28/2035)(a)	18,500,000	19,057,745
Brown & Brown, Inc.
4.50%, 03/15/2029 (Callable 12/15/2028)	23,825,000	23,816,248
2.38%, 03/15/2031 (Callable 12/15/2030)	36,789,000	32,383,681
4.20%, 03/17/2032 (Callable 12/17/2031)	15,000,000	14,351,912
4.95%, 03/17/2052 (Callable 09/17/2051)	9,500,000	8,219,843
Canadian Imperial Bank of Commerce
4.86% to 03/31/2028 then SOFR + 1.03%, 03/30/2029 (Callable 03/31/2028)	20,000,000	20,215,139
4.63% to 09/11/2029 then SOFR + 1.34%, 09/11/2030 (Callable 09/11/2029)	8,000,000	8,000,919
5.25% to 01/13/2030 then SOFR + 1.11%, 01/13/2031 (Callable 01/13/2030)	15,000,000	15,364,844
6.09%, 10/03/2033 (Callable 07/03/2033)	20,000,000	21,444,029
Cantor Fitzgerald LP
4.50%, 04/14/2027 (Callable 01/14/2027)(a)	17,450,000	17,252,631
7.20%, 12/12/2028 (Callable 11/12/2028)(a)	14,250,000	15,126,725
Capital One Financial Corp.
4.10%, 02/09/2027 (Callable 11/09/2026)	38,019,000	37,840,965
3.65%, 05/11/2027 (Callable 04/11/2027)	26,750,000	26,464,083
5.47% to 02/01/2028 then SOFR + 2.08%, 02/01/2029 (Callable 02/01/2028)	12,938,000	13,248,237

	Par	Value
6.31% to 06/08/2028 then SOFR + 2.64%, 06/08/2029 (Callable 06/08/2028)	$40,205,000	$42,203,161
3.27% to 03/01/2029 then SOFR + 1.79%, 03/01/2030 (Callable 03/01/2029)	23,862,000	22,824,212
7.62% to 10/30/2030 then SOFR + 3.07%, 10/30/2031 (Callable 10/30/2030)	8,000,000	9,038,765
5.82% to 02/01/2033 then SOFR + 2.60%, 02/01/2034 (Callable 02/01/2033)	12,700,000	13,101,573
7.96% to 11/02/2033 then SOFR + 3.37%, 11/02/2034 (Callable 11/02/2033)	23,000,000	26,734,936
6.05% to 02/01/2034 then SOFR + 2.26%, 02/01/2035 (Callable 02/01/2034)	7,950,000	8,286,945
Capital One NA
5.97% to 08/09/2028 then 5 yr. Mid Swap Rate USD + 1.73%, 08/09/2028	6,264,000	6,417,843
4.65%, 09/13/2028 (Callable 06/13/2028)	32,508,000	32,679,817
Centene Corp.
2.45%, 07/15/2028 (Callable 05/15/2028)	18,084,000	16,793,439
3.38%, 02/15/2030 (Callable 07/16/2025)	15,325,000	14,114,838
3.00%, 10/15/2030 (Callable 07/15/2030)	13,061,000	11,670,278
2.50%, 03/01/2031 (Callable 12/01/2030)	50,000,000	43,049,340
2.63%, 08/01/2031 (Callable 05/01/2031)	17,675,000	15,143,998
Charles Schwab Corp., 2.90%, 03/03/2032 (Callable 12/03/2031)	5,000,000	4,497,099
Citigroup, Inc.
3.89% to 01/10/2027 then 3 mo. Term SOFR + 1.82%, 01/10/2028 (Callable 01/10/2027)	40,600,000	40,230,939
3.67% to 07/24/2027 then 3 mo. Term SOFR + 1.65%, 07/24/2028 (Callable 07/24/2027)	3,142,000	3,092,901
3.52% to 10/27/2027 then 3 mo. Term SOFR + 1.41%, 10/27/2028 (Callable 10/27/2027)	11,900,000	11,652,831
4.79% to 03/04/2028 then SOFR + 0.87%, 03/04/2029 (Callable 03/04/2028)	40,000,000	40,287,278
4.54% to 09/19/2029 then SOFR + 1.34%, 09/19/2030 (Callable 09/19/2029)	28,350,000	28,221,494

The accompanying notes are an integral part of these financial statements.

52

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
4.41% to 03/31/2030 then SOFR + 3.91%, 03/31/2031 (Callable 03/31/2030)	$26,105,000	$25,827,953
4.95% to 05/07/2030 then SOFR + 1.46%, 05/07/2031 (Callable 05/07/2030)	14,000,000	14,159,559
2.57% to 06/03/2030 then SOFR + 2.11%, 06/03/2031 (Callable 06/03/2030)	25,000,000	22,672,786
2.56% to 05/01/2031 then SOFR + 1.17%, 05/01/2032 (Callable 05/01/2031)	6,000,000	5,315,513
2.52% to 11/03/2031 then SOFR + 1.18%, 11/03/2032 (Callable 11/03/2031)	11,460,000	10,019,959
3.79% to 03/17/2032 then SOFR + 1.94%, 03/17/2033 (Callable 03/17/2032)	18,000,000	16,825,945
6.27% to 11/17/2032 then SOFR + 2.34%, 11/17/2033 (Callable 11/17/2032)	29,000,000	31,226,389
5.33% to 03/27/2035 then SOFR + 1.47%, 03/27/2036 (Callable 03/27/2035)	55,275,000	55,708,730
Citizens Bank NA/Providence RI, 3.75%, 02/18/2026 (Callable 11/18/2025)	12,120,000	12,045,133
Citizens Financial Group, Inc.
2.85%, 07/27/2026 (Callable 04/27/2026)	10,000,000	9,824,564
5.84% to 01/23/2029 then SOFR + 2.01%, 01/23/2030 (Callable 01/23/2029)	10,000,000	10,357,418
3.25%, 04/30/2030 (Callable 01/30/2030)	28,925,000	27,056,967
6.65% to 04/25/2034 then SOFR + 2.33%, 04/25/2035 (Callable 04/25/2034)	10,000,000	10,778,763
CNA Financial Corp.
3.45%, 08/15/2027 (Callable 05/15/2027)	12,000,000	11,775,319
3.90%, 05/01/2029 (Callable 02/01/2029)	7,000,000	6,862,488
2.05%, 08/15/2030 (Callable 05/15/2030)	1,000,000	881,364
5.50%, 06/15/2033 (Callable 03/15/2033)	15,225,000	15,611,769
CNO Global Funding
5.88%, 06/04/2027(a)	37,000,000	38,000,262
4.88%, 12/10/2027(a)	15,325,000	15,444,810
2.65%, 01/06/2029(a)	10,000,000	9,340,515
Comerica Bank
4.00%, 07/27/2025	10,000,000	9,985,408

	Par	Value
5.33% to 08/25/2032 then SOFR + 2.61%, 08/25/2033 (Callable 08/25/2032)	$15,325,000	$14,878,363
Commonwealth Bank of Australia
2.69%, 03/11/2031(a)	41,000,000	36,560,076
3.78%, 03/14/2032(a)	17,800,000	16,472,076
5.84%, 03/13/2034(a)	10,000,000	10,322,693
3.61% to 09/12/2029 then 5 yr. CMT Rate + 2.05%, 09/12/2034 (Callable 09/12/2029)(a)	10,000,000	9,470,259
3.74%, 09/12/2039(a)	23,500,000	19,116,128
Cooperatieve Rabobank UA
3.75%, 07/21/2026	20,829,000	20,661,463
4.66% to 08/22/2027 then 1 yr. CMT Rate + 1.75%, 08/22/2028 (Callable 08/22/2027)(a)	12,000,000	12,069,180
Corebridge Global Funding
4.90%, 01/07/2028(a)	18,000,000	18,270,489
5.20%, 01/12/2029(a)	5,000,000	5,120,916
5.20%, 06/24/2029(a)	10,000,000	10,233,094
Credit Agricole SA
1.25% to 01/26/2026 then SOFR + 0.89%, 01/26/2027 (Callable 01/26/2026)(a)	20,000,000	19,618,553
4.63% to 09/11/2027 then SOFR + 1.21%, 09/11/2028 (Callable 09/11/2027)(a)	12,000,000	12,014,132
5.23% to 01/09/2028 then SOFR + 1.13%, 01/09/2029 (Callable 01/09/2028)(a)	17,000,000	17,276,464
6.32% to 10/03/2028 then SOFR + 1.86%, 10/03/2029 (Callable 10/03/2028)(a)	34,221,000	35,966,649
3.25%, 01/14/2030(a)	6,800,000	6,336,064
4.00% to 01/10/2028 then 5 yr. Swap Rate USD + 1.64%, 01/10/2033 (Callable 01/10/2028)(a)	8,000,000	7,772,968
5.51%, 07/05/2033(a)	32,000,000	33,473,235
6.25% to 01/10/2034 then SOFR + 2.67%, 01/10/2035 (Callable 01/10/2034)(a)	7,000,000	7,278,642
Credit Agricole SA/London, 4.13%, 01/10/2027(a)	17,867,000	17,801,228
Credit Suisse USA LLC, 7.13%, 07/15/2032	5,063,000	5,765,336
Danske Bank AS
4.30% to 04/01/2027 then 1 yr. CMT Rate + 1.75%, 04/01/2028 (Callable 04/01/2027)(a)	23,530,000	23,446,608
4.61% to 10/02/2029 then 1 yr. CMT Rate + 1.10%, 10/02/2030 (Callable 10/02/2029)(a)	15,000,000	14,938,701

The accompanying notes are an integral part of these financial statements.

53

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
5.02% to 03/04/2030 then 1 yr. CMT Rate + 0.93%, 03/04/2031 (Callable 03/04/2030)(a)	$10,000,000	$10,113,331
Deutsche Bank AG/New York NY
2.13% to 11/24/2025 then SOFR + 1.87%, 11/24/2026 (Callable 11/24/2025)	22,755,000	22,524,837
7.15% to 07/13/2026 then SOFR + 2.52%, 07/13/2027 (Callable 07/13/2026)	32,425,000	33,244,249
2.31% to 11/16/2026 then SOFR + 1.22%, 11/16/2027 (Callable 11/16/2026)	19,435,000	18,857,244
6.72% to 01/18/2028 then SOFR + 3.18%, 01/18/2029 (Callable 01/18/2028)	10,000,000	10,504,726
6.82% to 11/20/2028 then SOFR + 2.51%, 11/20/2029 (Callable 11/20/2028)	25,649,000	27,357,772
5.00% to 09/11/2029 then SOFR + 1.70%, 09/11/2030 (Callable 09/11/2029)	27,750,000	27,960,128
5.30% to 05/09/2030 then SOFR + 1.72%, 05/09/2031 (Callable 05/09/2030)	7,500,000	7,617,154
3.73% to 01/14/2031 then SOFR + 2.76%, 01/14/2032 (Callable 10/14/2030)	12,240,000	11,212,989
3.04% to 05/28/2031 then SOFR + 1.72%, 05/28/2032 (Callable 05/28/2031)	14,000,000	12,559,538
3.74% to 01/07/2032 then SOFR + 2.26%, 01/07/2033 (Callable 10/07/2031)	87,215,000	78,500,326
Digital Realty Trust LP, 5.55%, 01/15/2028 (Callable 12/15/2027)	9,775,000	10,025,877
Elevance Health, Inc.
5.20%, 02/15/2035 (Callable 11/15/2034)	9,975,000	10,079,401
5.10%, 01/15/2044	1,584,000	1,457,707
4.38%, 12/01/2047 (Callable 06/01/2047)	8,650,000	7,070,156
5.13%, 02/15/2053 (Callable 08/15/2052)	8,150,000	7,276,582
5.70%, 02/15/2055 (Callable 08/15/2054)	13,825,000	13,397,164
Equitable Financial Life Global Funding, 5.45%, 03/03/2028(a)	6,000,000	6,169,417
Equitable Holdings, Inc., 4.57%, 02/15/2029 (Callable 11/15/2028)(a)	2,183,000	2,177,993

	Par	Value
Extra Space Storage LP
5.70%, 04/01/2028 (Callable 03/01/2028)	$25,000,000	$25,822,266
5.50%, 07/01/2030 (Callable 05/01/2030)	10,000,000	10,372,620
2.55%, 06/01/2031 (Callable 03/01/2031)	10,750,000	9,504,158
5.40%, 06/15/2035 (Callable 03/15/2035)	9,050,000	9,098,882
Federation des Caisses Desjardins du Quebec
4.55%, 08/23/2027(a)	24,325,000	24,445,949
5.70%, 03/14/2028(a)	18,700,000	19,357,063
Fifth Third Bancorp, 4.77% to 07/28/2029 then SOFR + 2.13%, 07/28/2030 (Callable 07/28/2029)	7,525,000	7,571,689
First Industrial LP, 5.25%, 01/15/2031 (Callable 12/15/2030)	10,000,000	10,117,908
Five Corners Funding Trust II, 2.85%, 05/15/2030 (Callable 02/15/2030)(a)	30,000,000	27,848,602
Five Corners Funding Trust III, 5.79%, 02/15/2033 (Callable 11/15/2032)(a)	8,000,000	8,309,146
Five Corners Funding Trust IV, 6.00%, 02/15/2053 (Callable 08/15/2052)(a)	10,000,000	10,197,723
FMR LLC, 4.95%, 02/01/2033(a)	1,750,000	1,751,074
Globe Life, Inc., 4.55%, 09/15/2028 (Callable 06/15/2028)	5,000,000	5,023,730
Goldman Sachs Bank USA/New York NY, 5.41% to 05/21/2026 then SOFR + 0.75%, 05/21/2027 (Callable 05/21/2026)	5,000,000	5,041,265
Goldman Sachs Capital I, 6.35%, 02/15/2034	1,553,000	1,612,926
Goldman Sachs Group, Inc.
2.64% to 02/24/2027 then SOFR + 1.11%, 02/24/2028 (Callable 02/24/2027)	89,350,000	86,776,842
4.94% (SOFR + 1.32%), 04/23/2028 (Callable 04/23/2027)	5,000,000	5,038,969
3.69% to 06/05/2027 then 3 mo. Term SOFR + 1.77%, 06/05/2028 (Callable 06/05/2027)	23,775,000	23,437,056
3.81% to 04/23/2028 then 3 mo. Term SOFR + 1.42%, 04/23/2029 (Callable 04/23/2028)	10,000,000	9,840,755
4.22% to 05/01/2028 then 3 mo. Term SOFR + 1.56%, 05/01/2029 (Callable 05/01/2028)	43,348,000	43,100,892

The accompanying notes are an integral part of these financial statements.

54

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
3.80%, 03/15/2030 (Callable 12/15/2029)	$30,000,000	$29,275,954
5.05% to 07/23/2029 then SOFR + 1.21%, 07/23/2030 (Callable 07/23/2029)	15,000,000	15,249,064
4.69% to 10/23/2029 then SOFR + 1.14%, 10/23/2030 (Callable 10/23/2029)	15,000,000	15,045,053
1.99% to 01/27/2031 then SOFR + 1.09%, 01/27/2032 (Callable 01/27/2031)	10,000,000	8,661,556
2.62% to 04/22/2031 then SOFR + 1.28%, 04/22/2032 (Callable 04/22/2031)	9,625,000	8,555,210
2.38% to 07/21/2031 then SOFR + 1.25%, 07/21/2032 (Callable 07/21/2031)	30,000,000	26,200,375
Guardian Life Global Funding, 5.55%, 10/28/2027(a)	16,350,000	16,836,612
Guardian Life Insurance Co. of America
3.70%, 01/22/2070 (Callable 07/22/2069)(a)	10,461,000	6,995,360
4.85%, 01/24/2077(a)	24,727,000	20,527,699
Hanover Insurance Group, Inc., 2.50%, 09/01/2030 (Callable 06/01/2030)	10,550,000	9,389,954
Health Care Service Corp. A Mutual Legal Reserve Co., 2.20%, 06/01/2030 (Callable 03/01/2030)(a)	6,125,000	5,475,982
Healthpeak OP LLC, 5.25%, 12/15/2032 (Callable 09/15/2032)	4,000,000	4,070,623
High Street Funding Trust II, 4.68%, 02/15/2048 (Callable 11/15/2047)(a)	2,000,000	1,701,837
Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034 (Callable 08/15/2034)(a)	15,000,000	14,764,501
Host Hotels & Resorts LP
5.70%, 06/15/2032 (Callable 04/15/2032)	15,000,000	15,213,261
5.50%, 04/15/2035 (Callable 01/15/2035)	6,000,000	5,938,721
HSBC Bank USA NA, 7.00%, 01/15/2039	4,200,000	4,817,749
HSBC Holdings PLC
4.29% to 09/12/2025 then 3 mo. Term SOFR + 1.61%, 09/12/2026 (Callable 09/12/2025)	7,450,000	7,442,595
2.01% to 09/22/2027 then SOFR + 1.73%, 09/22/2028 (Callable 09/22/2027)	17,286,000	16,385,308

	Par	Value
4.90% to 03/03/2028 then SOFR + 1.03%, 03/03/2029 (Callable 03/03/2028)	$26,000,000	$26,220,216
6.16% to 03/09/2028 then SOFR + 1.97%, 03/09/2029 (Callable 03/09/2028)	8,250,000	8,578,501
4.58% to 06/19/2028 then 3 mo. Term SOFR + 1.80%, 06/19/2029 (Callable 06/19/2028)	35,000,000	35,050,561
2.21% to 08/17/2028 then SOFR + 1.29%, 08/17/2029 (Callable 08/17/2028)	23,200,000	21,613,265
3.97% to 05/22/2029 then 3 mo. Term SOFR + 1.87%, 05/22/2030 (Callable 05/22/2029)	9,000,000	8,764,690
5.29% to 11/19/2029 then SOFR + 1.29%, 11/19/2030 (Callable 11/19/2029)	24,600,000	25,130,661
2.80% to 05/24/2031 then SOFR + 1.19%, 05/24/2032 (Callable 05/24/2031)	37,085,000	32,947,767
Humana, Inc., 5.55%, 05/01/2035 (Callable 02/01/2035)	22,000,000	22,123,036
Huntington Bancshares, Inc./OH
4.44% to 08/04/2027 then SOFR + 1.97%, 08/04/2028 (Callable 08/04/2027)	9,500,000	9,494,744
5.27% to 01/15/2030 then SOFR + 1.28%, 01/15/2031 (Callable 01/15/2030)	16,000,000	16,393,552
5.02% to 05/17/2032 then SOFR + 2.05%, 05/17/2033 (Callable 05/17/2032)	3,775,000	3,727,717
5.71% to 02/02/2034 then SOFR + 1.87%, 02/02/2035 (Callable 02/02/2034)	10,150,000	10,372,650
Huntington National Bank
4.27%, 11/25/2026	4,600,000	4,542,872
5.65%, 01/10/2030 (Callable 11/10/2029)	1,500,000	1,559,759
ING Groep NV, 5.55% to 03/19/2034 then SOFR + 1.77%, 03/19/2035 (Callable 03/19/2034)	6,000,000	6,143,564
Jackson National Life Global Funding
4.90%, 01/13/2027(a)	25,400,000	25,575,465
5.55%, 07/02/2027(a)	30,000,000	30,612,916
Janus Henderson US Holdings, Inc., 5.45%, 09/10/2034 (Callable 06/10/2034)	10,000,000	9,919,405
Jefferies Financial Group, Inc.
5.88%, 07/21/2028 (Callable 06/21/2028)	18,000,000	18,667,712
4.15%, 01/23/2030	10,000,000	9,766,688

The accompanying notes are an integral part of these financial statements.

55

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
6.20%, 04/14/2034 (Callable 01/14/2034)	$20,000,000	$20,920,355
6.25%, 01/15/2036	1,390,000	1,440,428
JPMorgan Chase & Co.
1.47% to 09/22/2026 then SOFR + 0.77%, 09/22/2027 (Callable 09/22/2026)	12,025,000	11,601,521
5.57% to 04/22/2027 then SOFR + 0.93%, 04/22/2028 (Callable 04/22/2027)	3,000,000	3,061,560
4.98% to 07/22/2027 then SOFR + 0.93%, 07/22/2028 (Callable 07/22/2027)	42,500,000	43,044,985
4.85% to 07/25/2027 then SOFR + 1.99%, 07/25/2028 (Callable 07/25/2027)	60,619,000	61,250,947
4.51% to 10/22/2027 then SOFR + 0.86%, 10/22/2028 (Callable 10/22/2027)	34,000,000	34,101,685
4.92% to 01/24/2028 then SOFR + 0.80%, 01/24/2029 (Callable 01/24/2028)	25,000,000	25,335,714
2.07% to 06/01/2028 then SOFR + 1.02%, 06/01/2029 (Callable 06/01/2028)	25,000,000	23,448,120
5.30% to 07/24/2028 then SOFR + 1.45%, 07/24/2029 (Callable 07/24/2028)	10,000,000	10,267,123
6.09% to 10/23/2028 then SOFR + 1.57%, 10/23/2029 (Callable 10/23/2028)	30,000,000	31,531,702
3.70% to 05/06/2029 then 3 mo. Term SOFR + 1.42%, 05/06/2030 (Callable 05/06/2029)	15,000,000	14,599,315
2.52% to 04/22/2030 then SOFR + 2.04%, 04/22/2031 (Callable 04/22/2030)	28,000,000	25,600,267
1.95% to 02/04/2031 then SOFR + 1.07%, 02/04/2032 (Callable 02/04/2031)	22,000,000	19,078,613
2.58% to 04/22/2031 then 3 mo. Term SOFR + 1.25%, 04/22/2032 (Callable 04/22/2031)	10,000,000	8,930,739
5.35% to 06/01/2033 then SOFR + 1.85%, 06/01/2034 (Callable 06/01/2033)	2,500,000	2,572,054
5.77% to 04/22/2034 then SOFR + 1.49%, 04/22/2035 (Callable 04/22/2034)	26,500,000	27,840,604
5.60%, 07/15/2041	4,106,000	4,216,130

	Par	Value
KBC Group NV
5.80% to 01/19/2028 then 1 yr. CMT Rate + 2.10%, 01/19/2029 (Callable 01/19/2028)(a)	$18,500,000	$19,103,042
4.93% to 10/16/2029 then 1 yr. CMT Rate + 1.07%, 10/16/2030 (Callable 10/16/2029)(a)	18,375,000	18,585,520
Kemper Corp., 3.80%, 02/23/2032 (Callable 11/23/2031)	8,000,000	7,270,082
KeyBank NA, 3.40%, 05/20/2026	18,965,000	18,752,734
KeyBank NA/Cleveland OH
4.90%, 08/08/2032	6,000,000	5,789,809
5.00%, 01/26/2033 (Callable 10/26/2032)	5,000,000	4,933,963
Liberty Mutual Group, Inc.
4.57%, 02/01/2029(a)	2,087,000	2,088,352
3.95%, 10/15/2050 (Callable 04/15/2050)(a)	2,231,000	1,631,143
5.50%, 06/15/2052 (Callable 12/15/2051)(a)	5,150,000	4,768,815
Liberty Mutual Insurance Co., 7.70%, 10/15/2097(a)	465,000	516,642
Lincoln National Corp.
3.05%, 01/15/2030 (Callable 10/15/2029)	20,010,000	18,810,241
2.33%, 08/15/2030 (Callable 05/15/2030)(a)	23,950,000	21,358,980
Lineage OP LP, 5.25%, 07/15/2030 (Callable 06/15/2030)(a)	27,000,000	27,163,648
Lloyds Banking Group PLC
1.63% to 05/11/2026 then 1 yr. CMT Rate + 0.85%, 05/11/2027 (Callable 05/11/2026)	10,000,000	9,750,751
3.57% to 11/07/2027 then 3 mo. LIBOR US + 1.21%, 11/07/2028 (Callable 11/07/2027)(b)	18,500,000	18,109,886
5.09% to 11/26/2027 then 1 yr. CMT Rate + 0.85%, 11/26/2028 (Callable 11/26/2027)	30,000,000	30,394,196
5.68% to 01/05/2034 then 1 yr. CMT Rate + 1.75%, 01/05/2035 (Callable 01/05/2034)	12,000,000	12,317,924
5.59% to 11/26/2034 then 1 yr. CMT Rate + 1.20%, 11/26/2035 (Callable 11/26/2034)	15,000,000	15,258,230
LPL Holdings, Inc.
6.75%, 11/17/2028 (Callable 10/17/2028)	36,030,000	38,426,061
5.20%, 03/15/2030 (Callable 02/15/2030)	13,375,000	13,582,672

The accompanying notes are an integral part of these financial statements.

56

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
4.38%, 05/15/2031 (Callable 05/15/2026)(a)	$5,000,000	$4,783,917
6.00%, 05/20/2034 (Callable 02/20/2034)	25,467,000	26,334,752
5.65%, 03/15/2035 (Callable 12/15/2034)	12,000,000	12,065,076
5.75%, 06/15/2035 (Callable 03/15/2035)	11,500,000	11,634,370
LXP Industrial Trust
6.75%, 11/15/2028 (Callable 10/15/2028)	11,974,000	12,675,434
2.70%, 09/15/2030 (Callable 06/15/2030)	14,800,000	13,262,852
2.38%, 10/01/2031 (Callable 07/01/2031)	5,747,000	4,852,790
Macquarie Airfinance Holdings Ltd., 6.40%, 03/26/2029 (Callable 02/26/2029)(a)	6,115,000	6,383,779
Macquarie Bank Ltd., 3.62%, 06/03/2030(a)	12,550,000	11,792,344
Macquarie Group Ltd.
3.76% to 11/28/2027 then 3 mo. Term SOFR + 1.63%, 11/28/2028 (Callable 11/28/2027)(a)	9,000,000	8,831,430
2.87% to 01/14/2032 then SOFR + 1.53%, 01/14/2033 (Callable 01/14/2032)(a)	44,025,000	38,411,023
4.44% to 06/21/2032 then SOFR + 2.41%, 06/21/2033 (Callable 06/21/2032)(a)	9,000,000	8,606,633
6.26% to 12/07/2033 then SOFR + 2.30%, 12/07/2034 (Callable 12/07/2033)(a)	12,500,000	13,389,606
Manulife Financial Corp., 5.38%, 03/04/2046	5,150,000	5,097,595
Maple Grove Funding Trust I, 4.16%, 08/15/2051 (Callable 02/15/2051)(a)	28,600,000	19,413,135
Marsh & McLennan Cos., Inc.
2.25%, 11/15/2030 (Callable 08/15/2030)	5,000,000	4,476,685
5.88%, 08/01/2033	8,429,000	8,995,762
4.35%, 01/30/2047 (Callable 07/30/2046)	3,450,000	2,920,092
5.45%, 03/15/2053 (Callable 09/15/2052)	3,700,000	3,591,611
Massachusetts Mutual Life Insurance Co.
5.38%, 12/01/2041(a)	6,000,000	5,545,302
5.67%, 12/01/2052 (Callable 06/01/2052)(a)	20,000,000	19,430,044
5.08% (3 mo. LIBOR US + 3.19%), 02/15/2069 (Callable 02/15/2049)(a)(b)	40,670,000	36,028,459

	Par	Value
3.73%, 10/15/2070(a)	$17,472,000	$11,558,701
4.90%, 04/01/2077(a)	11,175,000	9,190,823
MBIA Insurance Corp., 15.78% (3 mo. Term SOFR + 11.52%), 01/15/2033 (Callable 01/15/2028)(a)(c)	714,000	28,560
MetLife, Inc., 4.88%, 11/13/2043	3,375,000	3,095,720
Metropolitan Life Global Funding I
2.95%, 04/09/2030(a)	22,375,000	20,941,042
1.55%, 01/07/2031(a)	650,000	557,491
5.15%, 03/28/2033(a)	19,475,000	19,765,741
Mitsubishi UFJ Financial Group, Inc.
5.02% to 07/20/2027 then 1 yr. CMT Rate + 1.95%, 07/20/2028 (Callable 07/20/2027)	6,700,000	6,785,699
5.35% to 09/13/2027 then 1 yr. CMT Rate + 1.90%, 09/13/2028 (Callable 09/13/2027)	13,600,000	13,890,906
5.48% to 02/22/2030 then 1 yr. CMT Rate + 1.53%, 02/22/2031 (Callable 02/22/2030)	3,525,000	3,652,883
5.16% to 04/24/2030 then 1 yr. CMT Rate + 1.17%, 04/24/2031 (Callable 04/24/2030)	8,500,000	8,701,826
5.43% to 04/17/2034 then 1 yr. CMT Rate + 1.00%, 04/17/2035 (Callable 04/17/2034)	7,000,000	7,148,243
Mizuho Financial Group, Inc.
1.23% to 05/22/2026 then 1 yr. CMT Rate + 0.67%, 05/22/2027 (Callable 05/22/2026)	8,000,000	7,774,595
5.41% to 09/13/2027 then 1 yr. CMT Rate + 2.05%, 09/13/2028 (Callable 09/13/2027)	6,725,000	6,874,578
5.78% to 07/06/2028 then 1 yr. CMT Rate + 1.65%, 07/06/2029 (Callable 07/06/2028)	10,000,000	10,382,719
4.71% to 07/08/2030 then 1 yr. CMT Rate + 0.92%, 07/08/2031 (Callable 07/08/2030)	13,725,000	13,723,264
1.98% to 09/08/2030 then 3 mo. Term SOFR + 1.53%, 09/08/2031 (Callable 09/08/2030)	10,000,000	8,748,607
Morgan Stanley
3.59%, 07/22/2028 (Callable 07/22/2027)	12,000,000	11,789,952

The accompanying notes are an integral part of these financial statements.

57

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
6.30% to 10/18/2027 then SOFR + 2.24%, 10/18/2028 (Callable 10/18/2027)	$62,625,000	$65,234,966
3.77% to 01/24/2028 then 3 mo. Term SOFR + 1.40%, 01/24/2029 (Callable 01/24/2028)	1,000,000	985,723
5.12% to 02/01/2028 then SOFR + 1.73%, 02/01/2029 (Callable 02/01/2028)	8,300,000	8,444,878
3.62% to 04/01/2030 then SOFR + 3.12%, 04/01/2031 (Callable 04/01/2030)	10,000,000	9,589,573
1.93% to 04/28/2031 then SOFR + 1.02%, 04/28/2032 (Callable 04/28/2031)	25,000,000	21,374,748
2.24% to 07/21/2031 then SOFR + 1.18%, 07/21/2032 (Callable 07/21/2031)	25,000,000	21,648,690
6.34% to 10/18/2032 then SOFR + 2.56%, 10/18/2033 (Callable 10/18/2032)	20,000,000	21,714,155
5.42% to 07/21/2033 then SOFR + 1.88%, 07/21/2034 (Callable 07/21/2033)	8,000,000	8,195,220
Mutual of Omaha Cos. Global Funding, 5.35%, 04/09/2027(a)	12,000,000	12,187,766
Mutual of Omaha Insurance Co., 6.14% to 01/16/2054 then 10 yr. CMT Rate + 2.95%, 01/16/2064 (Callable 10/16/2053)(a)	9,500,000	9,448,094
National Australia Bank Ltd.
2.33%, 08/21/2030(a)	83,282,000	73,799,609
2.99%, 05/21/2031(a)	19,911,000	17,868,488
6.43%, 01/12/2033(a)	28,262,000	30,190,772
3.93% to 08/02/2029 then 5 yr. CMT Rate + 1.88%, 08/02/2034 (Callable 08/02/2029)(a)	10,000,000	9,598,328
5.90% to 01/14/2035 then 1 yr. CMT Rate + 1.30%, 01/14/2036 (Callable 01/14/2035)(a)	9,000,000	9,221,093
3.35% to 01/12/2032 then 5 yr. CMT Rate + 1.70%, 01/12/2037 (Callable 01/12/2032)(a)	10,000,000	8,836,555
National Bank of Canada
4.95% to 02/01/2027 then SOFR + 0.80%, 02/01/2028 (Callable 02/01/2027)	10,000,000	10,077,616
5.60%, 12/18/2028	13,000,000	13,499,517
4.50%, 10/10/2029	15,000,000	14,986,201

	Par	Value
Nationwide Building Society
4.00%, 09/14/2026(a)	$73,507,000	$72,933,301
6.56% to 10/18/2026 then SOFR + 1.91%, 10/18/2027 (Callable 10/18/2026)(a)	12,000,000	12,303,093
4.30% to 03/08/2028 then 3 mo. LIBOR US + 1.45%, 03/08/2029 (Callable 03/08/2028)(a)(b)	11,948,000	11,875,306
3.96% to 07/18/2029 then 3 mo. LIBOR US + 1.86%, 07/18/2030 (Callable 07/18/2029)(a)(b)	32,627,000	31,832,709
Nationwide Financial Services, Inc., 3.90%, 11/30/2049 (Callable 05/30/2049)(a)	10,000,000	7,468,630
Nationwide Mutual Insurance Co.
9.38%, 08/15/2039(a)	18,340,000	24,182,959
4.35%, 04/30/2050 (Callable 10/30/2049)(a)	25,000,000	19,256,356
NatWest Group PLC
5.85% to 03/02/2026 then 1 yr. CMT Rate + 1.35%, 03/02/2027 (Callable 03/02/2026)	13,000,000	13,114,656
1.64% to 06/14/2026 then 1 yr. CMT Rate + 0.90%, 06/14/2027 (Callable 06/14/2026)	35,000,000	34,062,802
3.07% to 05/22/2027 then 1 yr. CMT Rate + 2.55%, 05/22/2028 (Callable 05/22/2027)	9,236,000	9,005,875
5.52% to 09/30/2027 then 1 yr. CMT Rate + 2.27%, 09/30/2028 (Callable 09/30/2027)	10,000,000	10,213,189
4.89% to 05/18/2028 then 3 mo. LIBOR US + 1.75%, 05/18/2029 (Callable 05/18/2028)(b)	26,150,000	26,411,749
5.81% to 09/13/2028 then 1 yr. CMT Rate + 1.95%, 09/13/2029 (Callable 09/13/2028)	65,500,000	68,024,192
5.08% to 01/27/2029 then 3 mo. LIBOR US + 1.91%, 01/27/2030 (Callable 01/27/2029)(b)	7,000,000	7,102,510
4.45% to 05/08/2029 then 3 mo. LIBOR US + 1.87%, 05/08/2030 (Callable 05/08/2029)(b)	35,000,000	34,732,245
6.02% to 03/02/2033 then 1 yr. CMT Rate + 2.10%, 03/02/2034 (Callable 03/02/2033)	4,700,000	4,973,001

The accompanying notes are an integral part of these financial statements.

58

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
5.78% to 03/01/2034 then 1 yr. CMT Rate + 1.50%, 03/01/2035 (Callable 03/01/2034)	$12,000,000	$12,461,364
NatWest Markets PLC, 5.42%, 05/17/2027(a)	32,050,000	32,728,337
New York Life Global Funding
4.70%, 01/29/2029(a)	5,950,000	6,025,701
5.00%, 06/06/2029(a)	12,050,000	12,325,716
New York Life Insurance Co.
6.75%, 11/15/2039(a)	12,026,000	13,504,161
3.75%, 05/15/2050 (Callable 11/15/2049)(a)	17,000,000	12,558,723
4.45%, 05/15/2069 (Callable 11/15/2068)(a)	16,000,000	12,453,858
NNN REIT, Inc., 5.50%, 06/15/2034 (Callable 03/15/2034)	6,800,000	6,971,210
Nomura Holdings, Inc.
1.65%, 07/14/2026	32,975,000	32,026,389
5.59%, 07/02/2027	20,000,000	20,439,504
5.39%, 07/06/2027	10,000,000	10,180,936
2.17%, 07/14/2028	16,055,000	14,987,328
2.71%, 01/22/2029	8,000,000	7,498,511
3.10%, 01/16/2030	2,000,000	1,868,275
Old Republic International Corp., 5.75%, 03/28/2034 (Callable 12/28/2033)	15,000,000	15,429,218
Peachtree Corners Funding Trust II, 6.01%, 05/15/2035 (Callable 02/15/2035)(a)	6,000,000	6,149,828
Penn Mutual Life Insurance Co., 3.80%, 04/29/2061(a)	17,038,000	11,045,497
Pine Street Trust III, 6.22%, 05/15/2054 (Callable 11/15/2053)(a)	10,000,000	9,872,064
Principal Life Global Funding II
5.50%, 06/28/2028(a)	40,500,000	41,747,510
5.10%, 01/25/2029(a)	13,725,000	14,025,073
Prologis LP
4.75%, 06/15/2033 (Callable 03/15/2033)	19,425,000	19,360,348
5.13%, 01/15/2034 (Callable 10/15/2033)	21,575,000	21,837,321
Protective Life Corp.
4.30%, 09/30/2028 (Callable 06/30/2028)(a)	10,000,000	9,965,848
8.45%, 10/15/2039	2,650,000	3,242,218
Protective Life Global Funding, 5.22%, 06/12/2029(a)	15,250,000	15,655,938
Prudential Financial, Inc.
6.63%, 12/01/2037	5,000,000	5,598,655
3.94%, 12/07/2049 (Callable 06/07/2049)	11,426,000	8,745,446

	Par	Value
Raymond James Financial, Inc., 4.65%, 04/01/2030 (Callable 01/01/2030)	$9,700,000	$9,827,309
Realty Income Corp.
4.70%, 12/15/2028 (Callable 11/15/2028)	6,625,000	6,718,543
5.63%, 10/13/2032 (Callable 07/13/2032)	6,725,000	7,036,518
Sammons Financial Group Global Funding, 5.10%, 12/10/2029(a)	17,500,000	17,874,772
Sammons Financial Group, Inc.
3.35%, 04/16/2031 (Callable 01/16/2031)(a)	14,350,000	13,175,313
4.75%, 04/08/2032 (Callable 01/08/2032)(a)	23,000,000	22,027,117
Santander UK Group Holdings PLC
1.67% to 06/14/2026 then SOFR + 0.99%, 06/14/2027 (Callable 06/14/2026)	9,500,000	9,227,857
3.82% to 11/03/2027 then 3 mo. LIBOR US + 1.40%, 11/03/2028 (Callable 11/03/2027)(b)	20,625,000	20,211,785
6.53% to 01/10/2028 then SOFR + 2.60%, 01/10/2029 (Callable 01/10/2028)	27,600,000	28,806,658
5.69% to 04/15/2030 then SOFR + 1.52%, 04/15/2031 (Callable 04/15/2030)	7,500,000	7,735,687
Skandinaviska Enskilda Banken AB, 5.38%, 03/05/2029(a)	10,000,000	10,300,175
SMBC Aviation Capital Finance DAC
1.90%, 10/15/2026 (Callable 09/15/2026)(a)	6,725,000	6,496,472
5.45%, 05/03/2028 (Callable 04/03/2028)(a)	7,000,000	7,156,052
2.30%, 06/15/2028 (Callable 04/15/2028)(a)	12,000,000	11,244,269
5.70%, 07/25/2033 (Callable 04/25/2033)(a)	33,475,000	34,299,890
5.55%, 04/03/2034 (Callable 01/03/2034)(a)	48,550,000	49,138,245
Societe Generale SA
5.25%, 02/19/2027(a)	27,000,000	27,271,612
5.52% to 01/19/2027 then 1 yr. CMT Rate + 1.50%, 01/19/2028 (Callable 01/19/2027)(a)	5,000,000	5,061,904
5.50% to 04/13/2028 then 1 yr. CMT Rate + 1.20%, 04/13/2029 (Callable 04/13/2028)(a)	17,225,000	17,532,949
5.63% to 01/19/2029 then 1 yr. CMT Rate + 1.75%, 01/19/2030 (Callable 01/19/2029)(a)	13,000,000	13,301,266

The accompanying notes are an integral part of these financial statements.

59

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
5.51% to 05/22/2030 then SOFR + 1.65%, 05/22/2031 (Callable 05/22/2030)(a)	$20,000,000	$20,396,071
2.89% to 06/09/2031 then 1 yr. CMT Rate + 1.30%, 06/09/2032 (Callable 06/09/2031)(a)	11,775,000	10,385,834
3.34% to 01/21/2032 then 1 yr. CMT Rate + 1.60%, 01/21/2033 (Callable 01/21/2032)(a)	11,816,000	10,481,921
6.69% to 01/10/2033 then 1 yr. CMT Rate + 2.95%, 01/10/2034 (Callable 01/10/2033)(a)	19,500,000	20,810,403
6.07% to 01/19/2034 then 1 yr. CMT Rate + 2.10%, 01/19/2035 (Callable 01/19/2034)(a)	7,000,000	7,209,678
3.63%, 03/01/2041(a)	12,000,000	8,523,710
Standard Chartered PLC
1.46% to 01/14/2026 then 1 yr. CMT Rate + 1.00%, 01/14/2027 (Callable 01/14/2026)(a)	20,658,000	20,307,150
2.61% to 01/12/2027 then 1 yr. CMT Rate + 1.18%, 01/12/2028 (Callable 01/12/2027)(a)	24,000,000	23,308,602
6.30% to 01/09/2028 then 1 yr. CMT Rate + 2.45%, 01/09/2029 (Callable 01/09/2028)(a)	12,000,000	12,465,028
5.01% to 10/15/2029 then 1 yr. CMT Rate + 1.15%, 10/15/2030 (Callable 10/15/2029)(a)	41,350,000	41,774,443
5.24% to 05/13/2030 then 1 yr. CMT Rate + 1.35%, 05/13/2031 (Callable 05/13/2030)(a)	37,500,000	38,050,594
2.68% to 06/29/2031 then 1 yr. CMT Rate + 1.20%, 06/29/2032 (Callable 06/29/2031)(a)	14,700,000	12,943,393
6.30% to 07/06/2033 then 1 yr. CMT Rate + 2.58%, 07/06/2034 (Callable 07/06/2033)(a)	13,850,000	14,746,536
5.91% to 05/14/2034 then 1 yr. CMT Rate + 1.45%, 05/14/2035 (Callable 05/14/2034)(a)	13,500,000	14,044,139

	Par	Value
6.23% to 01/21/2035 then 1 yr. CMT Rate + 1.43%, 01/21/2036 (Callable 01/21/2035)(a)	$15,000,000	$15,908,479
Stifel Financial Corp., 4.00%, 05/15/2030 (Callable 02/15/2030)	51,140,000	49,158,347
Sumitomo Mitsui Financial Group, Inc.
2.13%, 07/08/2030	7,575,000	6,768,315
5.85%, 07/13/2030	20,000,000	21,138,648
5.77%, 01/13/2033	33,650,000	35,396,702
Svenska Handelsbanken AB
1.42% to 06/11/2026 then 1 yr. CMT Rate + 0.63%, 06/11/2027 (Callable 06/11/2026)(a)	15,000,000	14,564,453
5.50%, 06/15/2028(a)	15,250,000	15,759,433
Swedbank AB, 5.41%, 03/14/2029(a)	29,950,000	30,883,844
Synchrony Bank, 5.63%, 08/23/2027 (Callable 07/23/2027)	18,250,000	18,611,472
Synchrony Financial
3.70%, 08/04/2026 (Callable 05/04/2026)	23,023,000	22,805,808
3.95%, 12/01/2027 (Callable 09/01/2027)	44,825,000	44,077,526
5.94% to 08/02/2029 then SOFR + 2.13%, 08/02/2030 (Callable 08/02/2029)	5,875,000	6,036,439
5.45% to 03/06/2030 then SOFR + 1.68%, 03/06/2031 (Callable 03/06/2030)	10,000,000	10,087,187
2.88%, 10/28/2031 (Callable 07/28/2031)	5,000,000	4,338,201
Toronto-Dominion Bank, 4.46%, 06/08/2032	19,350,000	18,993,839
Travelers Cos., Inc., 5.45%, 05/25/2053 (Callable 11/25/2052)	4,000,000	3,911,769
Trinity Acquisition PLC
4.40%, 03/15/2026 (Callable 12/15/2025)	28,055,000	27,977,254
6.13%, 08/15/2043	22,561,000	22,560,750
Truist Financial Corp.
7.16% to 10/30/2028 then SOFR + 2.45%, 10/30/2029 (Callable 10/30/2028)	8,000,000	8,653,497
5.12% to 01/26/2033 then SOFR + 1.85%, 01/26/2034 (Callable 01/26/2033)	12,000,000	12,007,507
Trustage Financial Group, Inc., 4.63%, 04/15/2032 (Callable 01/15/2032)(a)	12,205,000	11,546,748

The accompanying notes are an integral part of these financial statements.

60

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
UBS Group AG
5.71% (1 yr. CMT Rate + 1.55%), 01/12/2027 (Callable 01/12/2026)(a)	$4,078,000	$4,102,476
1.36% to 01/30/2026 then 1 yr. CMT Rate + 1.08%, 01/30/2027 (Callable 01/30/2026)(a)	21,397,000	21,007,674
1.31% to 02/02/2026 then SOFR + 0.98%, 02/02/2027 (Callable 02/02/2026)(a)	40,000,000	39,245,436
1.49% to 08/10/2026 then 1 yr. CMT Rate + 0.85%, 08/10/2027 (Callable 08/10/2026)(a)	9,000,000	8,704,491
4.28%, 01/09/2028 (Callable 01/09/2027)(a)	18,078,000	17,998,032
4.25%, 03/23/2028 (Callable 03/23/2027)(a)	17,150,000	17,057,371
3.87% to 01/12/2028 then 3 mo. LIBOR US + 1.41%, 01/12/2029 (Callable 01/12/2028)(a)(b)	72,136,000	71,022,738
4.19% to 04/01/2030 then SOFR + 3.73%, 04/01/2031 (Callable 04/01/2030)(a)	20,000,000	19,584,785
2.10% to 02/11/2031 then 1 yr. CMT Rate + 1.00%, 02/11/2032 (Callable 02/11/2031)(a)	49,570,000	42,876,859
3.09% to 05/14/2031 then SOFR + 1.73%, 05/14/2032 (Callable 05/14/2031)(a)	14,565,000	13,221,570
6.54% to 08/12/2032 then SOFR + 3.92%, 08/12/2033 (Callable 08/12/2032)(a)	6,000,000	6,526,120
UnitedHealth Group, Inc.
2.75%, 05/15/2040 (Callable 11/15/2039)	7,000,000	5,078,556
4.75%, 05/15/2052 (Callable 11/15/2051)	8,275,000	7,048,848
Wells Fargo & Co.
3.53% to 03/24/2027 then SOFR + 1.51%, 03/24/2028 (Callable 03/24/2027)	3,199,000	3,154,611
5.71% to 04/22/2027 then SOFR + 1.07%, 04/22/2028 (Callable 04/22/2027)	10,000,000	10,217,156
2.39% to 06/02/2027 then SOFR + 2.10%, 06/02/2028 (Callable 06/02/2027)	64,086,000	61,741,381
4.81% to 07/25/2027 then SOFR + 1.98%, 07/25/2028 (Callable 07/25/2027)	23,000,000	23,193,888

	Par	Value
4.97% (SOFR + 1.37%), 04/23/2029 (Callable 04/23/2028)	$12,625,000	$12,801,660
5.57% to 07/25/2028 then SOFR + 1.74%, 07/25/2029 (Callable 07/25/2028)	44,350,000	45,793,930
3.35% to 03/02/2032 then SOFR + 1.50%, 03/02/2033 (Callable 03/02/2032)	5,000,000	4,566,250
5.39% to 04/24/2033 then SOFR + 2.02%, 04/24/2034 (Callable 04/24/2033)	23,925,000	24,481,187
6.49% to 10/23/2033 then SOFR + 2.06%, 10/23/2034 (Callable 10/23/2033)	25,000,000	27,325,778
5.50% to 01/23/2034 then SOFR + 1.78%, 01/23/2035 (Callable 01/23/2034)	10,650,000	10,921,765
3.07% to 04/30/2040 then SOFR + 2.53%, 04/30/2041 (Callable 04/30/2040)	25,000,000	18,891,740
3.90%, 05/01/2045	5,000,000	3,972,110
5.01% to 04/04/2050 then 3 mo. Term SOFR + 4.50%, 04/04/2051 (Callable 04/04/2050)	7,000,000	6,373,622
Wells Fargo Bank NA, 5.85%, 02/01/2037	10,000,000	10,371,490
Western & Southern Financial Group, Inc., 5.75%, 07/15/2033(a)	8,300,000	8,592,937
Westpac Banking Corp.
4.32% to 11/23/2026 then 5 yr. Mid Swap Rate USD + 2.24%, 11/23/2031 (Callable 11/23/2026)	8,350,000	8,294,989
5.41% to 08/10/2032 then 1 yr. CMT Rate + 2.68%, 08/10/2033 (Callable 08/10/2032)	5,000,000	5,043,257
6.82%, 11/17/2033	4,350,000	4,783,332
4.11% to 07/24/2029 then 5 yr. CMT Rate + 2.00%, 07/24/2034 (Callable 07/24/2029)	10,000,000	9,663,641
2.67% to 11/15/2030 then 5 yr. CMT Rate + 1.75%, 11/15/2035 (Callable 11/15/2030)	13,600,000	11,996,333
4.42%, 07/24/2039	10,000,000	9,077,337
Willis North America, Inc.
4.65%, 06/15/2027 (Callable 05/15/2027)	8,525,000	8,571,584
2.95%, 09/15/2029 (Callable 06/15/2029)	7,500,000	7,058,817
5.35%, 05/15/2033 (Callable 02/15/2033)	11,425,000	11,713,165

The accompanying notes are an integral part of these financial statements.

61

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
5.05%, 09/15/2048 (Callable 03/15/2048)	$10,200,000	$9,063,323
5.90%, 03/05/2054 (Callable 09/05/2053)	23,750,000	23,606,102
WP Carey, Inc., 5.38%, 06/30/2034 (Callable 03/30/2034)	10,000,000	10,088,495
		8,929,750,505
Industrials - 18.1%
AbbVie, Inc.
4.55%, 03/15/2035 (Callable 09/15/2034)	26,098,000	25,338,564
4.50%, 05/14/2035 (Callable 11/14/2034)	17,395,000	16,806,223
4.30%, 05/14/2036 (Callable 11/14/2035)	6,000,000	5,658,480
4.05%, 11/21/2039 (Callable 05/21/2039)	12,700,000	11,131,635
Adventist Health System/West
2.95%, 03/01/2029 (Callable 12/01/2028)	19,250,000	17,878,015
3.63%, 03/01/2049 (Callable 09/01/2048)	9,000,000	6,004,426
AGCO Corp., 5.80%, 03/21/2034 (Callable 12/21/2033)	13,500,000	13,701,324
Agilent Technologies, Inc., 2.10%, 06/04/2030 (Callable 03/04/2030)	14,000,000	12,543,590
Air Products and Chemicals, Inc., 2.70%, 05/15/2040 (Callable 11/15/2039)	10,425,000	7,584,297
Aker BP ASA
5.60%, 06/13/2028 (Callable 05/13/2028)(a)	15,500,000	15,912,165
6.00%, 06/13/2033 (Callable 03/13/2033)(a)	26,500,000	27,320,588
5.13%, 10/01/2034 (Callable 07/01/2034)(a)	23,000,000	22,082,934
Alcon Finance Corp.
2.75%, 09/23/2026 (Callable 07/23/2026)(a)	14,770,000	14,449,238
3.80%, 09/23/2049 (Callable 03/23/2049)(a)	7,000,000	5,166,938
Allegion PLC, 3.50%, 10/01/2029 (Callable 07/01/2029)	21,494,000	20,590,132
Allegion US Holding Co., Inc.
3.55%, 10/01/2027 (Callable 07/01/2027)	11,975,000	11,737,386
5.41%, 07/01/2032 (Callable 04/01/2032)	13,025,000	13,407,790
5.60%, 05/29/2034 (Callable 02/28/2034)	10,000,000	10,272,129
Amgen, Inc.
3.15%, 02/21/2040 (Callable 08/21/2039)	13,350,000	10,283,178

	Par	Value
4.40%, 05/01/2045 (Callable 11/01/2044)	$12,300,000	$10,463,703
4.20%, 02/22/2052 (Callable 08/22/2051)	4,000,000	3,131,860
5.65%, 03/02/2053 (Callable 09/02/2052)	37,200,000	36,321,929
Amrize Finance US LLC, 7.13%, 07/15/2036(a)	13,596,000	15,375,827
Anglo American Capital PLC
4.75%, 04/10/2027(a)	7,237,000	7,270,615
4.50%, 03/15/2028 (Callable 12/15/2027)(a)	17,570,000	17,571,787
5.63%, 04/01/2030 (Callable 01/01/2030)(a)	10,439,000	10,829,146
2.63%, 09/10/2030 (Callable 06/10/2030)(a)	35,675,000	32,253,021
5.75%, 04/05/2034 (Callable 01/05/2034)(a)	30,000,000	30,978,242
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/2046 (Callable 08/01/2045)	48,306,000	44,279,229
Anheuser-Busch InBev Worldwide, Inc., 5.45%, 01/23/2039 (Callable 07/23/2038)	20,150,000	20,496,289
Apple, Inc., 2.65%, 05/11/2050 (Callable 11/11/2049)	10,000,000	6,272,773
AptarGroup, Inc., 3.60%, 03/15/2032 (Callable 12/15/2031)	7,500,000	6,911,045
ArcelorMittal SA
4.55%, 03/11/2026	13,000,000	12,976,557
6.55%, 11/29/2027 (Callable 10/29/2027)	26,009,000	27,111,397
6.80%, 11/29/2032 (Callable 08/29/2032)	25,000,000	27,479,212
6.00%, 06/17/2034 (Callable 03/17/2034)	14,600,000	15,303,461
7.00%, 10/15/2039(d)	15,906,000	17,614,335
6.75%, 03/01/2041(d)	7,328,000	7,721,151
6.35%, 06/17/2054 (Callable 12/17/2053)	9,000,000	9,079,119
Ashtead Capital, Inc.
4.00%, 05/01/2028 (Callable 07/11/2025)(a)	8,010,000	7,888,854
5.50%, 08/11/2032 (Callable 05/11/2032)(a)	38,369,000	38,857,494
5.55%, 05/30/2033 (Callable 02/28/2033)(a)	15,000,000	15,148,899
5.95%, 10/15/2033 (Callable 07/15/2033)(a)	21,434,000	22,200,860
5.80%, 04/15/2034 (Callable 01/15/2034)(a)	11,000,000	11,258,004
AT&T Reign II Multi-Property Lease-Backed Pass-Through Trust, 6.09%, 12/15/2044(a)	70,000,000	70,038,115

The accompanying notes are an integral part of these financial statements.

62

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
AT&T, Inc.
2.55%, 12/01/2033 (Callable 09/01/2033)	$22,965,000	$19,219,547
5.40%, 02/15/2034 (Callable 11/15/2033)	12,000,000	12,342,272
4.90%, 08/15/2037 (Callable 02/14/2037)	20,000,000	19,168,539
3.50%, 09/15/2053 (Callable 03/15/2053)	10,000,000	6,768,574
3.55%, 09/15/2055 (Callable 03/15/2055)	61,006,000	41,163,668
6.05%, 08/15/2056 (Callable 02/15/2056)	14,000,000	14,287,237
3.80%, 12/01/2057 (Callable 06/01/2057)	19,423,000	13,590,298
3.65%, 09/15/2059 (Callable 03/15/2059)	49,359,000	33,115,157
Bacardi Ltd. / Bacardi-Martini BV, 5.40%, 06/15/2033 (Callable 03/15/2033)(a)	15,000,000	14,949,632
BAE Systems PLC
1.90%, 02/15/2031 (Callable 11/15/2030)(a)	18,500,000	16,075,172
5.50%, 03/26/2054 (Callable 09/26/2053)(a)	7,200,000	7,105,536
Bayer US Finance II LLC, 4.25%, 12/15/2025 (Callable 10/15/2025)(a)	14,440,000	14,399,353
Bayer US Finance LLC, 6.25%, 01/21/2029 (Callable 12/21/2028)(a)	15,000,000	15,751,068
Bayport Polymers LLC, 4.74%, 04/14/2027 (Callable 03/14/2027)(a)	61,325,000	61,375,214
Becle SAB de CV, 2.50%, 10/14/2031 (Callable 07/14/2031)(a)	39,493,000	32,729,575
Becton Dickinson & Co.
2.82%, 05/20/2030 (Callable 02/20/2030)	15,000,000	13,885,777
4.88%, 05/15/2044 (Callable 11/15/2043)	6,815,000	5,984,215
Bell Telephone Co. of Canada or Bell Canada
5.10%, 05/11/2033 (Callable 02/11/2033)	11,825,000	11,834,696
4.46%, 04/01/2048 (Callable 10/01/2047)	1,225,000	984,662
Berry Global, Inc.
5.50%, 04/15/2028 (Callable 03/15/2028)	19,345,000	19,845,936
5.80%, 06/15/2031 (Callable 04/15/2031)	31,000,000	32,575,188

	Par	Value
Bimbo Bakeries USA, Inc., 4.00%, 05/17/2051 (Callable 11/17/2050)(a)	$20,009,000	$14,694,428
Boardwalk Pipelines LP
5.95%, 06/01/2026 (Callable 03/01/2026)	29,081,000	29,323,282
4.45%, 07/15/2027 (Callable 04/15/2027)	15,227,000	15,222,855
4.80%, 05/03/2029 (Callable 02/03/2029)	16,918,000	17,105,148
3.40%, 02/15/2031 (Callable 11/15/2030)	5,825,000	5,380,801
3.60%, 09/01/2032 (Callable 06/01/2032)	25,550,000	23,126,680
5.63%, 08/01/2034 (Callable 05/01/2034)	9,825,000	9,965,775
Boeing Co.
2.20%, 02/04/2026 (Callable 07/11/2025)	47,500,000	46,758,633
5.04%, 05/01/2027 (Callable 03/01/2027)	5,140,000	5,178,291
5.15%, 05/01/2030 (Callable 02/01/2030)	26,150,000	26,623,302
Bon Secours Mercy Health, Inc., 3.46%, 06/01/2030 (Callable 12/01/2029)	8,900,000	8,551,866
BorgWarner, Inc., 4.95%, 08/15/2029 (Callable 07/15/2029)	7,200,000	7,304,462
BP Capital Markets America, Inc.
4.81%, 02/13/2033 (Callable 11/13/2032)	7,600,000	7,589,839
4.89%, 09/11/2033 (Callable 06/11/2033)	8,350,000	8,369,893
Bristol-Myers Squibb Co., 3.70%, 03/15/2052 (Callable 09/15/2051)	10,000,000	7,285,090
British Telecommunications PLC, 9.63%, 12/15/2030(d)	66,873,000	82,255,471
Broadcom, Inc.
4.00%, 04/15/2029 (Callable 02/15/2029)(a)	6,000,000	5,918,097
4.75%, 04/15/2029 (Callable 01/15/2029)	43,900,000	44,424,456
5.00%, 04/15/2030 (Callable 01/15/2030)	11,000,000	11,246,645
4.15%, 11/15/2030 (Callable 08/15/2030)	6,000,000	5,903,937
4.15%, 04/15/2032 (Callable 01/15/2032)(a)	18,000,000	17,340,160
3.47%, 04/15/2034 (Callable 01/15/2034)(a)	15,000,000	13,399,398
3.14%, 11/15/2035 (Callable 08/15/2035)(a)	12,000,000	10,121,271
3.50%, 02/15/2041 (Callable 08/15/2040)(a)	21,000,000	16,643,508

The accompanying notes are an integral part of these financial statements.

63

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Broadridge Financial Solutions, Inc., 2.90%, 12/01/2029 (Callable 09/01/2029)	$11,300,000	$10,588,089
Brunswick Corp./DE, 5.85%, 03/18/2029 (Callable 02/18/2029)	20,000,000	20,600,783
Bunge Ltd. Finance Corp., 3.25%, 08/15/2026 (Callable 05/15/2026)	5,050,000	4,987,692
Burlington Northern Santa Fe LLC, 4.15%, 04/01/2045 (Callable 10/01/2044)	3,275,000	2,745,468
Cameron LNG LLC, 3.30%, 01/15/2035 (Callable 09/15/2034)(a)	20,000,000	17,146,116
Canadian Natural Resources Ltd., 6.50%, 02/15/2037	982,000	1,034,136
Canadian Pacific Railway Co.
4.70%, 05/01/2048 (Callable 11/01/2047)	10,075,000	8,886,383
3.50%, 05/01/2050 (Callable 11/01/2049)	12,000,000	8,538,620
Cargill, Inc., 4.75%, 04/24/2033 (Callable 01/24/2033)(a)	10,200,000	10,169,205
Carlisle Cos., Inc., 2.75%, 03/01/2030 (Callable 12/01/2029)	16,000,000	14,775,422
Carrier Global Corp.
2.49%, 02/15/2027 (Callable 12/15/2026)	25,975,000	25,278,844
2.72%, 02/15/2030 (Callable 11/15/2029)	6,861,000	6,376,039
2.70%, 02/15/2031 (Callable 11/15/2030)	18,500,000	16,829,645
5.90%, 03/15/2034 (Callable 12/15/2033)	12,423,000	13,226,176
3.38%, 04/05/2040 (Callable 10/05/2039)	10,000,000	7,936,462
6.20%, 03/15/2054 (Callable 09/15/2053)	2,448,000	2,623,042
CBRE Services, Inc., 5.95%, 08/15/2034 (Callable 05/15/2034)	20,000,000	21,056,357
CCL Industries, Inc., 3.05%, 06/01/2030 (Callable 03/01/2030)(a)	20,000,000	18,551,344
CDW LLC / CDW Finance Corp., 2.67%, 12/01/2026 (Callable 11/01/2026)	9,000,000	8,772,660
Celanese US Holdings LLC
6.58%, 07/15/2029 (Callable 05/15/2029)(d)	9,075,000	9,457,175
7.05%, 11/15/2030 (Callable 09/15/2030)(d)	15,000,000	15,786,844

	Par	Value
Cellnex Finance Co. SA, 3.88%, 07/07/2041 (Callable 04/07/2041)(a)	$51,774,000	$40,788,826
Celulosa Arauco y Constitucion SA, 3.88%, 11/02/2027 (Callable 08/02/2027)	12,000,000	11,738,192
Cencora, Inc., 4.63%, 12/15/2027 (Callable 11/15/2027)	15,000,000	15,123,943
CF Industries, Inc., 5.15%, 03/15/2034	3,000,000	2,987,609
Charter Communications Operating LLC
3.75%, 02/15/2028 (Callable 11/15/2027)	5,000,000	4,907,532
6.38%, 10/23/2035 (Callable 04/23/2035)	85,471,000	89,770,907
Charter Communications Operating LLC / Charter Communications Operating Capital
5.05%, 03/30/2029 (Callable 12/30/2028)	36,857,000	37,208,351
6.55%, 06/01/2034 (Callable 03/01/2034)	45,140,000	48,162,475
3.50%, 06/01/2041 (Callable 12/01/2040)	22,375,000	16,232,920
3.50%, 03/01/2042 (Callable 09/01/2041)	11,300,000	8,057,448
4.40%, 12/01/2061 (Callable 06/01/2061)	24,375,000	17,091,403
Cheniere Energy Partners LP
5.95%, 06/30/2033 (Callable 12/30/2032)	26,550,000	27,713,828
5.75%, 08/15/2034 (Callable 02/15/2034)	11,750,000	12,066,902
5.55%, 10/30/2035 (Callable 04/30/2035)(a)	8,825,000	8,894,383
Choice Hotels International, Inc., 5.85%, 08/01/2034 (Callable 05/01/2034)	10,750,000	10,833,860
Church & Dwight Co., Inc., 5.00%, 06/15/2052 (Callable 12/15/2051)	6,725,000	6,052,897
Cia Cervecerias Unidas SA, 3.35%, 01/19/2032 (Callable 10/19/2031)(a)	25,000,000	22,179,158
Cigna Group
2.40%, 03/15/2030 (Callable 12/15/2029)	13,034,000	11,893,779
4.80%, 08/15/2038 (Callable 02/15/2038)	5,000,000	4,700,661
CNH Industrial Capital LLC
1.88%, 01/15/2026 (Callable 12/15/2025)	20,000,000	19,700,283
4.75%, 03/21/2028 (Callable 02/21/2028)	15,000,000	15,112,174

The accompanying notes are an integral part of these financial statements.

64

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
CNH Industrial NV, 3.85%, 11/15/2027 (Callable 08/15/2027)	$23,656,000	$23,413,369
Columbia Pipeline Group, Inc., 5.80%, 06/01/2045 (Callable 12/01/2044)	10,776,000	10,377,778
Columbia Pipelines Holding Co. LLC, 5.10%, 10/01/2031 (Callable 08/01/2031)(a)	10,000,000	10,043,366
Columbia Pipelines Operating Co. LLC
6.04%, 11/15/2033 (Callable 08/15/2033)(a)	17,300,000	18,152,593
6.50%, 08/15/2043 (Callable 02/15/2043)(a)	10,000,000	10,326,598
Comcast Corp.
3.55%, 05/01/2028 (Callable 02/01/2028)	9,125,000	8,972,544
3.20%, 07/15/2036 (Callable 01/15/2036)	6,000,000	5,022,668
3.97%, 11/01/2047 (Callable 05/01/2047)	8,622,000	6,647,871
5.35%, 05/15/2053 (Callable 11/15/2052)	19,000,000	17,605,581
2.99%, 11/01/2063 (Callable 05/01/2063)	14,646,000	8,235,294
CommonSpirit Health, 3.35%, 10/01/2029 (Callable 04/01/2029)	17,635,000	16,862,784
Conagra Brands, Inc.
7.13%, 10/01/2026	6,672,000	6,865,807
7.00%, 10/01/2028	4,300,000	4,598,628
5.30%, 11/01/2038 (Callable 05/01/2038)	5,000,000	4,785,362
Concentrix Corp., 6.60%, 08/02/2028 (Callable 07/02/2028)	62,000,000	65,048,900
Constellation Brands, Inc., 4.90%, 05/01/2033 (Callable 02/01/2033)	7,950,000	7,877,186
Corning, Inc., 4.38%, 11/15/2057 (Callable 05/15/2057)	9,000,000	7,221,618
Cox Communications, Inc.
3.35%, 09/15/2026 (Callable 06/15/2026)(a)	25,300,000	24,907,689
5.70%, 06/15/2033 (Callable 03/15/2033)(a)	5,900,000	5,972,557
4.80%, 02/01/2035 (Callable 08/01/2034)(a)	14,000,000	13,089,199
3.60%, 06/15/2051 (Callable 12/15/2050)(a)	21,000,000	13,597,162
Crown Castle, Inc., 5.10%, 05/01/2033 (Callable 02/01/2033)	20,400,000	20,316,113

	Par	Value
CSL Finance PLC, 4.05%, 04/27/2029 (Callable 02/27/2029)(a)	$7,500,000	$7,436,412
CSX Corp., 4.65%, 03/01/2068 (Callable 09/01/2067)	9,000,000	7,390,716
CVS Health Corp.
3.63%, 04/01/2027 (Callable 02/01/2027)	3,000,000	2,962,265
3.25%, 08/15/2029 (Callable 05/15/2029)	8,000,000	7,603,396
5.30%, 06/01/2033 (Callable 03/01/2033)	6,500,000	6,555,084
4.78%, 03/25/2038 (Callable 09/25/2037)	40,234,000	36,923,890
5.13%, 07/20/2045 (Callable 01/20/2045)	44,155,000	39,104,299
5.05%, 03/25/2048 (Callable 09/25/2047)	42,525,000	36,718,122
5.88%, 06/01/2053 (Callable 12/01/2052)	9,000,000	8,599,280
6.05%, 06/01/2054 (Callable 12/01/2053)	14,225,000	13,941,096
CVS Pass-Through Trust Series 2013, Series 2013, 4.70%, 01/10/2036 (Callable 07/10/2035)(a)	8,575,989	8,215,580
DCP Midstream Operating LP, 5.13%, 05/15/2029 (Callable 02/15/2029)	10,000,000	10,158,319
Dell International LLC / EMC Corp., 5.30%, 10/01/2029 (Callable 07/01/2029)	6,000,000	6,174,948
DENTSPLY SIRONA, Inc., 3.25%, 06/01/2030 (Callable 03/01/2030)	53,000,000	48,375,964
Deutsche Telekom International Finance BV, 8.75%, 06/15/2030(d)	8,661,000	10,225,047
Diamondback Energy, Inc., 5.55%, 04/01/2035 (Callable 01/01/2035)	10,500,000	10,613,992
Dignity Health, 5.27%, 11/01/2064	2,921,000	2,574,463
Dollar General Corp., 3.50%, 04/03/2030 (Callable 01/03/2030)	7,000,000	6,643,801
DT Midstream, Inc., 5.80%, 12/15/2034 (Callable 09/15/2034)(a)	7,150,000	7,281,646
DuPont de Nemours, Inc., 5.32%, 11/15/2038 (Callable 05/15/2038)	17,857,000	18,484,504
DXC Technology Co.
1.80%, 09/15/2026 (Callable 08/15/2026)	29,300,000	28,314,789
2.38%, 09/15/2028 (Callable 07/15/2028)	79,300,000	73,772,883

The accompanying notes are an integral part of these financial statements.

65

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Eagle Materials, Inc., 2.50%, 07/01/2031 (Callable 04/01/2031)	$8,700,000	$7,714,785
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054 (Callable 04/15/2054)	8,500,000	8,122,870
Eastern Gas Transmission & Storage, Inc.
4.80%, 11/01/2043 (Callable 05/01/2043)	4,017,000	3,484,303
4.60%, 12/15/2044 (Callable 06/15/2044)	3,674,000	3,083,641
Edwards Lifesciences Corp., 4.30%, 06/15/2028 (Callable 03/15/2028)	18,000,000	17,972,253
Element Fleet Management Corp.
6.27%, 06/26/2026 (Callable 05/26/2026)(a)	40,000,000	40,566,592
5.64%, 03/13/2027 (Callable 02/13/2027)(a)	10,000,000	10,155,525
6.32%, 12/04/2028 (Callable 11/04/2028)(a)	9,900,000	10,437,905
5.04%, 03/25/2030 (Callable 02/25/2030)(a)	14,000,000	14,123,031
Enbridge Energy Partners LP
7.50%, 04/15/2038	4,500,000	5,166,430
7.38%, 10/15/2045 (Callable 04/15/2045)	20,000,000	22,852,312
Enbridge, Inc., 6.20%, 11/15/2030 (Callable 09/15/2030)	8,725,000	9,333,154
Energy Transfer LP
3.90%, 07/15/2026 (Callable 04/15/2026)	10,000,000	9,934,538
5.50%, 06/01/2027 (Callable 03/01/2027)	7,019,000	7,144,447
4.00%, 10/01/2027 (Callable 07/01/2027)	2,000,000	1,984,905
6.00%, 02/01/2029 (Callable 07/31/2025)(a)	44,900,000	45,620,932
5.25%, 04/15/2029 (Callable 01/15/2029)	22,866,000	23,417,386
3.75%, 05/15/2030 (Callable 02/15/2030)	3,475,000	3,334,118
7.38%, 02/01/2031 (Callable 02/01/2026)(a)	10,450,000	10,949,939
4.90%, 03/15/2035 (Callable 09/15/2034)	4,550,000	4,351,309
5.70%, 04/01/2035 (Callable 01/01/2035)	16,950,000	17,265,160
6.63%, 10/15/2036	15,094,000	16,284,571
5.80%, 06/15/2038 (Callable 12/15/2037)	9,539,000	9,571,004
7.50%, 07/01/2038	20,979,000	23,986,177

	Par	Value
6.05%, 06/01/2041 (Callable 12/01/2040)	$1,611,000	$1,610,256
6.50%, 02/01/2042 (Callable 08/01/2041)	7,603,000	7,879,442
5.95%, 10/01/2043 (Callable 04/01/2043)	3,550,000	3,372,472
6.13%, 12/15/2045 (Callable 06/15/2045)	5,797,000	5,693,672
5.40%, 10/01/2047 (Callable 04/01/2047)	7,425,000	6,612,120
6.00%, 06/15/2048 (Callable 12/15/2047)	13,000,000	12,483,381
6.25%, 04/15/2049 (Callable 10/15/2048)	3,850,000	3,797,542
6.20%, 04/01/2055 (Callable 10/01/2054)	24,000,000	23,627,887
Eni SpA
4.25%, 05/09/2029 (Callable 02/09/2029)(a)	18,250,000	18,249,252
5.75%, 05/19/2035 (Callable 02/19/2035)(a)	6,675,000	6,827,256
5.95%, 05/15/2054 (Callable 11/15/2053)(a)	11,000,000	10,641,831
Enterprise Products Operating LLC, 5.75%, 03/01/2035	5,630,000	5,918,371
EQT Corp.
5.70%, 04/01/2028 (Callable 03/01/2028)	10,000,000	10,286,189
4.50%, 01/15/2029 (Callable 07/15/2028)(a)	11,066,000	10,931,486
7.00%, 02/01/2030 (Callable 11/01/2029)(d)	5,493,000	5,954,628
7.50%, 06/01/2030 (Callable 12/01/2029)(a)	3,000,000	3,297,039
4.75%, 01/15/2031 (Callable 07/15/2030)(a)	3,000,000	2,952,822
Equifax, Inc., 5.10%, 06/01/2028 (Callable 05/01/2028)	15,000,000	15,286,398
Equinix, Inc.
3.20%, 11/18/2029 (Callable 08/18/2029)	2,000,000	1,897,927
2.15%, 07/15/2030 (Callable 04/15/2030)	7,675,000	6,830,412
ERAC USA Finance LLC, 3.30%, 12/01/2026 (Callable 09/01/2026)(a)	20,625,000	20,325,558
FedEx Corp., 4.95%, 10/17/2048 (Callable 04/17/2048)(a)	15,000,000	12,666,956
Ferguson Enterprises, Inc., 5.00%, 10/03/2034 (Callable 07/03/2034)	12,000,000	11,909,293
Ferguson Finance PLC
4.50%, 10/24/2028 (Callable 07/24/2028)(a)	43,025,000	42,949,695
3.25%, 06/02/2030 (Callable 03/02/2030)(a)	28,100,000	26,464,651

The accompanying notes are an integral part of these financial statements.

66

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
4.65%, 04/20/2032 (Callable 01/20/2032)(a)	$28,125,000	$27,475,414
Fibercop SpA, 7.20%, 07/18/2036 (Callable 04/18/2036)(a)	4,102,000	3,997,740
Fidelity National Information Services, Inc.
5.10%, 07/15/2032 (Callable 04/15/2032)	4,900,000	4,989,890
3.10%, 03/01/2041 (Callable 09/01/2040)	7,100,000	5,216,585
4.50%, 08/15/2046 (Callable 02/15/2046)	23,965,000	19,702,593
Fiserv, Inc.
4.20%, 10/01/2028 (Callable 07/01/2028)	5,000,000	4,972,906
3.50%, 07/01/2029 (Callable 04/01/2029)	4,307,000	4,148,933
2.65%, 06/01/2030 (Callable 03/01/2030)	28,900,000	26,486,731
5.63%, 08/21/2033 (Callable 05/21/2033)	17,000,000	17,676,433
5.15%, 08/12/2034 (Callable 05/12/2034)	20,000,000	20,073,112
4.40%, 07/01/2049 (Callable 01/01/2049)	11,000,000	9,005,544
Flex Intermediate Holdco LLC, 3.36%, 06/30/2031 (Callable 12/30/2030)(a)	16,000,000	14,221,250
Flex Ltd.
3.75%, 02/01/2026 (Callable 01/01/2026)	15,000,000	14,901,700
6.00%, 01/15/2028 (Callable 12/15/2027)	20,000,000	20,634,601
4.88%, 06/15/2029 (Callable 03/15/2029)	30,902,000	31,098,132
4.88%, 05/12/2030 (Callable 02/12/2030)	21,830,000	21,924,018
Florida Gas Transmission Co. LLC, 2.55%, 07/01/2030 (Callable 04/01/2030)(a)	18,500,000	16,775,017
Flowserve Corp., 2.80%, 01/15/2032 (Callable 10/15/2031)	9,625,000	8,371,147
FMC Corp., 3.20%, 10/01/2026 (Callable 08/01/2026)	5,000,000	4,906,044
Ford Motor Credit Co. LLC
5.80%, 03/05/2027 (Callable 02/05/2027)	10,000,000	10,078,893
5.92%, 03/20/2028 (Callable 02/20/2028)	21,475,000	21,692,950
6.80%, 11/07/2028 (Callable 10/07/2028)	15,000,000	15,540,649
5.30%, 09/06/2029 (Callable 08/06/2029)	38,000,000	37,315,529

	Par	Value
Fortune Brands Innovations, Inc.
3.25%, 09/15/2029 (Callable 06/15/2029)	$15,000,000	$14,213,344
5.88%, 06/01/2033 (Callable 03/01/2033)	24,000,000	25,167,914
Fox Corp., 6.50%, 10/13/2033 (Callable 07/13/2033)	7,000,000	7,573,478
Freeport-McMoRan, Inc.
4.25%, 03/01/2030 (Callable 07/31/2025)	8,000,000	7,833,001
4.63%, 08/01/2030 (Callable 08/01/2025)	5,000,000	4,948,313
5.45%, 03/15/2043 (Callable 09/15/2042)	21,975,000	20,766,718
Fresenius Medical Care US Finance III, Inc.
1.88%, 12/01/2026 (Callable 11/01/2026)(a)	4,200,000	4,037,795
3.75%, 06/15/2029 (Callable 03/15/2029)(a)	35,200,000	33,791,452
2.38%, 02/16/2031 (Callable 11/16/2030)(a)	25,000,000	21,624,837
3.00%, 12/01/2031 (Callable 09/01/2031)(a)	10,000,000	8,745,125
GE Capital Funding LLC, 4.55%, 05/15/2032 (Callable 02/15/2032)	10,716,000	10,648,232
General Motors Co., 5.63%, 04/15/2030 (Callable 03/15/2030)	19,775,000	20,212,065
General Motors Financial Co., Inc.
1.25%, 01/08/2026 (Callable 12/08/2025)	19,000,000	18,650,778
5.40%, 04/06/2026	20,000,000	20,090,768
2.35%, 02/26/2027 (Callable 01/26/2027)	11,000,000	10,600,811
5.05%, 04/04/2028	17,600,000	17,733,432
5.80%, 06/23/2028 (Callable 05/23/2028)	30,000,000	30,898,794
5.80%, 01/07/2029 (Callable 12/07/2028)	10,000,000	10,299,558
5.55%, 07/15/2029 (Callable 06/15/2029)	21,000,000	21,452,190
4.90%, 10/06/2029 (Callable 09/06/2029)	12,000,000	11,979,391
5.45%, 07/15/2030 (Callable 06/15/2030)	15,000,000	15,210,640
Genpact Luxembourg SARL/Genpact USA, Inc.
1.75%, 04/10/2026 (Callable 03/10/2026)	25,000,000	24,402,406
6.00%, 06/04/2029 (Callable 05/04/2029)	6,400,000	6,624,211
Genuine Parts Co.
4.95%, 08/15/2029 (Callable 07/15/2029)	5,000,000	5,076,645

The accompanying notes are an integral part of these financial statements.

67

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
6.88%, 11/01/2033 (Callable 08/01/2033)	$26,375,000	$29,284,958
Gilead Sciences, Inc., 4.60%, 09/01/2035 (Callable 03/01/2035)	4,600,000	4,468,430
Glencore Finance Canada Ltd., 5.55%, 10/25/2042(a)(d)	5,000,000	4,771,649
Glencore Funding LLC
4.00%, 03/27/2027 (Callable 12/27/2026)(a)	25,550,000	25,340,941
3.88%, 10/27/2027 (Callable 07/27/2027)(a)	2,000,000	1,974,108
4.88%, 03/12/2029 (Callable 12/12/2028)(a)	11,000,000	11,102,082
5.37%, 04/04/2029 (Callable 03/04/2029)(a)	17,525,000	17,969,015
2.50%, 09/01/2030 (Callable 06/01/2030)(a)	61,437,000	55,356,979
5.70%, 05/08/2033 (Callable 02/08/2033)(a)	20,000,000	20,677,658
5.67%, 04/01/2035 (Callable 01/01/2035)(a)	17,950,000	18,311,864
3.88%, 04/27/2051 (Callable 10/27/2050)(a)	6,000,000	4,369,972
3.38%, 09/23/2051 (Callable 03/23/2051)(a)	6,000,000	3,968,219
Global Payments, Inc.
4.80%, 04/01/2026 (Callable 01/01/2026)	6,990,000	6,986,237
2.15%, 01/15/2027 (Callable 12/15/2026)	6,840,000	6,616,341
3.20%, 08/15/2029 (Callable 05/15/2029)	7,500,000	7,092,120
2.90%, 05/15/2030 (Callable 02/15/2030)	14,467,000	13,300,819
Gruma SAB de CV, 5.39%, 12/09/2034 (Callable 10/09/2034)(a)	10,000,000	10,040,974
Grupo Bimbo SAB de CV
4.88%, 06/27/2044(a)	8,250,000	7,139,203
4.70%, 11/10/2047 (Callable 05/10/2047)(a)	25,400,000	21,121,129
4.00%, 09/06/2049(a)	7,300,000	5,379,801
Gulfstream Natural Gas System LLC, 4.60%, 09/15/2025 (Callable 07/31/2025)(a)	5,000,000	4,995,413
Harbour Energy PLC, 6.33%, 04/01/2035 (Callable 01/01/2035)(a)	5,000,000	4,970,626
HCA, Inc.
4.50%, 02/15/2027 (Callable 08/15/2026)	15,000,000	15,002,112
4.13%, 06/15/2029 (Callable 03/15/2029)	15,000,000	14,737,936

	Par	Value
3.50%, 09/01/2030 (Callable 03/01/2030)	$14,405,000	$13,621,843
5.50%, 03/01/2032 (Callable 01/01/2032)	12,000,000	12,384,388
3.63%, 03/15/2032 (Callable 12/15/2031)	16,000,000	14,758,172
5.45%, 09/15/2034 (Callable 06/15/2034)	6,000,000	6,051,926
5.75%, 03/01/2035 (Callable 12/01/2034)	10,225,000	10,515,116
4.63%, 03/15/2052 (Callable 09/15/2051)	20,000,000	16,072,355
5.90%, 06/01/2053 (Callable 12/01/2052)	8,275,000	7,989,955
6.00%, 04/01/2054 (Callable 10/01/2053)	13,925,000	13,622,841
6.20%, 03/01/2055 (Callable 09/01/2054)	5,700,000	5,740,597
Helmerich & Payne, Inc., 4.85%, 12/01/2029 (Callable 11/01/2029)(a)	10,000,000	9,535,411
Hewlett Packard Enterprise Co.
4.85%, 10/15/2031 (Callable 08/15/2031)	6,500,000	6,483,175
5.60%, 10/15/2054 (Callable 04/15/2054)	18,000,000	16,624,418
HF Sinclair Corp.
5.00%, 02/01/2028 (Callable 07/11/2025)	23,037,000	23,043,751
4.50%, 10/01/2030 (Callable 07/01/2030)	8,000,000	7,762,090
5.75%, 01/15/2031 (Callable 10/15/2030)	13,875,000	14,209,036
HP, Inc., 3.00%, 06/17/2027 (Callable 04/17/2027)	35,000,000	34,143,038
Hubbell, Inc., 3.15%, 08/15/2027 (Callable 05/15/2027)	11,700,000	11,419,088
Huntington Ingalls Industries, Inc., 2.04%, 08/16/2028 (Callable 06/16/2028)	35,838,000	33,366,135
Hyundai Capital America
1.30%, 01/08/2026 (Callable 12/08/2025)(a)	6,132,000	6,025,527
1.65%, 09/17/2026 (Callable 08/17/2026)(a)	22,550,000	21,765,729
5.28%, 06/24/2027(a)	26,000,000	26,327,402
4.88%, 11/01/2027(a)	30,300,000	30,436,890
5.68%, 06/26/2028 (Callable 05/26/2028)(a)	36,375,000	37,333,130
6.10%, 09/21/2028 (Callable 08/21/2028)(a)	40,000,000	41,583,280
4.55%, 09/26/2029 (Callable 08/26/2029)(a)	30,000,000	29,732,428
Infor LLC, 1.75%, 07/15/2025(a)	17,375,000	17,350,881
Ingredion, Inc., 2.90%, 06/01/2030 (Callable 03/01/2030)	26,775,000	24,749,484

The accompanying notes are an integral part of these financial statements.

68

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Intel Corp.
5.20%, 02/10/2033 (Callable 11/10/2032)	$5,000,000	$5,042,267
4.90%, 08/05/2052 (Callable 02/05/2052)	10,000,000	8,269,123
5.70%, 02/10/2053 (Callable 08/10/2052)	7,175,000	6,677,331
International Business Machines Corp., 4.15%, 05/15/2039	11,325,000	9,975,504
International Flavors & Fragrances, Inc., 1.83%, 10/15/2027 (Callable 08/15/2027)(a)	5,394,000	5,081,552
IQVIA, Inc., 5.70%, 05/15/2028 (Callable 04/15/2028)	8,475,000	8,690,434
J M Smucker Co.
2.38%, 03/15/2030 (Callable 12/15/2029)	9,125,000	8,307,060
6.50%, 11/15/2053 (Callable 05/15/2053)	3,950,000	4,221,080
JAB Holdings BV
2.20%, 11/23/2030 (Callable 08/23/2030)(a)	7,426,000	6,404,076
3.75%, 05/28/2051 (Callable 11/28/2050)(a)	11,750,000	7,725,181
4.50%, 04/08/2052 (Callable 10/08/2051)(a)	9,000,000	6,838,294
Jacobs Engineering Group, Inc.
6.35%, 08/18/2028 (Callable 07/18/2028)	31,750,000	33,362,764
5.90%, 03/01/2033 (Callable 12/01/2032)	16,784,000	17,465,378
JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings, Inc. / JBS USA Food Co.
6.25%, 03/01/2056 (Callable 09/01/2055)(a)	23,000,000	23,076,360
6.38%, 04/15/2066 (Callable 10/15/2065)(a)	10,000,000	10,073,700
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl
3.00%, 02/02/2029 (Callable 12/02/2028)	10,000,000	9,500,323
3.00%, 05/15/2032 (Callable 02/15/2032)	18,525,000	16,217,935
5.75%, 04/01/2033 (Callable 01/01/2033)	36,150,000	37,159,308
6.75%, 03/15/2034 (Callable 12/15/2033)	12,750,000	13,918,729
JBS USA LUX Sarl / JBS USA Food Co. / JBS USA Foods Group, 5.95%, 04/20/2035 (Callable 01/20/2035)(a)	12,000,000	12,431,760

	Par	Value
Johnson Controls International PLC
6.00%, 01/15/2036	$892,000	$953,172
4.50%, 02/15/2047 (Callable 08/15/2046)	4,400,000	3,701,700
4.95%, 07/02/2064 (Callable 01/02/2064)(d)	4,029,000	3,365,829
Jones Lang LaSalle, Inc., 6.88%, 12/01/2028 (Callable 11/01/2028)	8,675,000	9,308,891
Kellanova, 2.10%, 06/01/2030 (Callable 03/01/2030)	20,000,000	17,951,817
Keurig Dr Pepper, Inc., 3.95%, 04/15/2029 (Callable 02/15/2029)	17,650,000	17,362,802
Keysight Technologies, Inc.
4.60%, 04/06/2027 (Callable 01/06/2027)	36,562,000	36,705,746
4.95%, 10/15/2034 (Callable 07/15/2034)	10,000,000	9,886,479
Kimberly-Clark de Mexico SAB de CV, 2.43%, 07/01/2031 (Callable 04/01/2031)(a)	19,321,000	17,252,049
Kinder Morgan Energy Partners LP
7.30%, 08/15/2033	8,103,000	9,134,515
5.80%, 03/15/2035	2,150,000	2,218,364
6.50%, 02/01/2037	6,400,000	6,773,749
6.95%, 01/15/2038	14,008,000	15,533,284
6.50%, 09/01/2039	5,359,000	5,694,163
7.50%, 11/15/2040	8,317,000	9,506,037
Kinder Morgan, Inc.
8.05%, 10/15/2030	3,670,000	4,184,581
7.80%, 08/01/2031	16,745,000	19,285,740
7.75%, 01/15/2032	44,260,000	51,090,193
Kinross Gold Corp., 6.88%, 09/01/2041 (Callable 03/01/2041)	3,000,000	3,136,826
Kraft Heinz Foods Co.
5.00%, 07/15/2035 (Callable 01/15/2035)	10,613,000	10,483,267
7.13%, 08/01/2039(a)	1,425,000	1,604,983
Kyndryl Holdings, Inc.
2.05%, 10/15/2026 (Callable 09/15/2026)	17,300,000	16,765,625
2.70%, 10/15/2028 (Callable 08/15/2028)	50,000,000	47,224,179
L3Harris Technologies, Inc., 5.40%, 07/31/2033 (Callable 04/30/2033)	20,500,000	21,057,179
Leidos, Inc.
4.38%, 05/15/2030 (Callable 02/15/2030)	47,279,000	46,582,596
2.30%, 02/15/2031 (Callable 11/15/2030)	8,175,000	7,153,141
5.40%, 03/15/2032 (Callable 01/15/2032)	13,000,000	13,268,484
7.13%, 07/01/2032	5,000,000	5,533,330

The accompanying notes are an integral part of these financial statements.

69

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
5.75%, 03/15/2033 (Callable 12/15/2032)	$23,000,000	$23,961,465
Lennar Corp., 5.20%, 07/30/2030 (Callable 06/30/2030)	11,000,000	11,206,867
LG Energy Solution Ltd.
5.50%, 07/02/2034(a)	18,000,000	17,659,825
5.88%, 04/02/2035(a)	7,500,000	7,437,380
LKQ Corp., 5.75%, 06/15/2028 (Callable 05/15/2028)	12,000,000	12,363,304
Lowe’s Cos., Inc., 5.85%, 04/01/2063 (Callable 10/01/2062)	3,450,000	3,368,055
LYB International Finance III LLC
2.25%, 10/01/2030 (Callable 07/01/2030)	5,925,000	5,247,747
5.50%, 03/01/2034 (Callable 12/01/2033)	15,000,000	14,971,789
Marathon Petroleum Corp.
5.15%, 03/01/2030 (Callable 02/01/2030)	14,200,000	14,469,272
4.75%, 09/15/2044 (Callable 03/15/2044)	1,950,000	1,621,900
Marriott International, Inc./MD
5.00%, 10/15/2027 (Callable 09/15/2027)	12,950,000	13,162,389
4.90%, 04/15/2029 (Callable 03/15/2029)	10,000,000	10,177,944
4.80%, 03/15/2030 (Callable 02/15/2030)	15,000,000	15,139,135
5.35%, 03/15/2035 (Callable 12/15/2034)	15,000,000	15,122,762
Marshfield Clinic Health System, Inc., 2.70%, 02/15/2030 (Callable 08/15/2029)	23,125,000	21,129,775
Martin Marietta Materials, Inc.
2.50%, 03/15/2030 (Callable 12/15/2029)	6,200,000	5,689,092
6.25%, 05/01/2037	893,000	948,168
MasTec, Inc.
4.50%, 08/15/2028 (Callable 07/31/2025)(a)	5,000,000	4,932,633
5.90%, 06/15/2029 (Callable 05/15/2029)	10,000,000	10,343,960
Mercedes-Benz Finance North America LLC, 5.25%, 11/29/2027(a)	8,225,000	8,383,041
Meritage Homes Corp., 5.65%, 03/15/2035 (Callable 12/15/2034)	7,550,000	7,571,442
Microsoft Corp., 2.92%, 03/17/2052 (Callable 09/17/2051)	3,125,000	2,072,324
Midwest Connector Capital Co. LLC, 4.63%, 04/01/2029 (Callable 01/01/2029)(a)	36,022,000	35,716,613

	Par	Value
Mohawk Industries, Inc.
5.85%, 09/18/2028 (Callable 08/18/2028)	$13,300,000	$13,805,969
3.63%, 05/15/2030 (Callable 02/15/2030)	10,000,000	9,573,484
Mosaic Co.
5.45%, 11/15/2033 (Callable 05/15/2033)	2,000,000	2,045,694
4.88%, 11/15/2041 (Callable 05/15/2041)	5,000,000	4,442,134
MPLX LP
4.13%, 03/01/2027 (Callable 12/01/2026)	11,975,000	11,910,079
2.65%, 08/15/2030 (Callable 05/15/2030)	22,125,000	20,024,117
5.00%, 03/01/2033 (Callable 12/01/2032)	10,000,000	9,860,863
5.50%, 06/01/2034 (Callable 03/01/2034)	25,000,000	25,101,621
4.50%, 04/15/2038 (Callable 10/15/2037)	8,725,000	7,716,621
5.95%, 04/01/2055 (Callable 10/01/2054)	11,450,000	10,905,825
MSCI, Inc., 3.63%, 09/01/2030 (Callable 07/31/2025)(a)	10,000,000	9,379,442
Mylan, Inc.
4.55%, 04/15/2028 (Callable 01/15/2028)	17,505,000	17,359,370
5.20%, 04/15/2048 (Callable 10/15/2047)	9,000,000	7,143,574
NGPL PipeCo LLC, 4.88%, 08/15/2027 (Callable 02/15/2027)(a)	32,000,000	31,837,365
Nissan Motor Acceptance Co. LLC, 5.30%, 09/13/2027(a)	26,800,000	26,421,648
Nordson Corp., 4.50%, 12/15/2029 (Callable 11/15/2029)	18,000,000	18,009,224
Norfolk Southern Corp., 3.05%, 05/15/2050 (Callable 11/15/2049)	17,000,000	11,150,685
Nova Southeastern University, Inc., 4.81%, 04/01/2053	7,200,000	6,055,332
Nutrien Ltd., 4.20%, 04/01/2029 (Callable 01/01/2029)	7,000,000	6,927,514
nVent Finance Sarl
4.55%, 04/15/2028 (Callable 01/15/2028)	32,634,000	32,613,390
5.65%, 05/15/2033 (Callable 02/15/2033)	5,000,000	5,092,984
NXP BV / NXP Funding LLC / NXP USA, Inc., 2.65%, 02/15/2032 (Callable 11/15/2031)	10,000,000	8,702,690
Occidental Petroleum Corp.
8.88%, 07/15/2030 (Callable 01/15/2030)	29,260,000	33,435,109

The accompanying notes are an integral part of these financial statements.

70

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
7.50%, 05/01/2031	$28,703,000	$31,591,670
7.88%, 09/15/2031	6,320,000	7,084,321
5.55%, 10/01/2034 (Callable 07/01/2034)	20,400,000	20,016,941
6.45%, 09/15/2036	28,151,000	28,801,923
Ochsner LSU Health System of North Louisiana, 2.51%, 05/15/2031 (Callable 11/15/2030)	26,620,000	21,812,560
OCI NV, 6.70%, 03/16/2033 (Callable 12/16/2032)(a)	10,000,000	11,070,005
ONEOK, Inc., 3.95%, 03/01/2050 (Callable 09/01/2049)	5,100,000	3,615,291
Oracle Corp.
2.80%, 04/01/2027 (Callable 02/01/2027)	26,225,000	25,563,475
6.25%, 11/09/2032 (Callable 08/09/2032)	18,000,000	19,478,839
3.85%, 07/15/2036 (Callable 01/15/2036)	7,500,000	6,603,650
4.50%, 07/08/2044 (Callable 01/08/2044)	3,000,000	2,534,205
4.00%, 11/15/2047 (Callable 05/15/2047)	10,250,000	7,845,311
3.95%, 03/25/2051 (Callable 09/25/2050)	3,300,000	2,435,712
6.90%, 11/09/2052 (Callable 05/09/2052)	65,400,000	72,747,024
Orange SA, 9.00%, 03/01/2031(d)	29,519,000	35,867,455
PeaceHealth Obligated Group, 3.22%, 11/15/2050 (Callable 05/15/2050)	7,200,000	4,454,252
Penske Truck Leasing Co. Lp / PTL Finance Corp.
5.88%, 11/15/2027 (Callable 10/15/2027)(a)	12,000,000	12,354,489
5.55%, 05/01/2028 (Callable 04/01/2028)(a)	24,065,000	24,717,515
6.05%, 08/01/2028 (Callable 07/01/2028)(a)	25,000,000	26,046,202
5.35%, 03/30/2029 (Callable 02/28/2029)(a)	7,500,000	7,690,749
5.25%, 07/01/2029 (Callable 06/01/2029)(a)	20,000,000	20,476,424
3.35%, 11/01/2029 (Callable 08/01/2029)(a)	2,199,000	2,093,642
Perrigo Finance Unlimited Co., 4.90%, 06/15/2030 (Callable 03/15/2030)(d)	10,000,000	9,831,789
Pfizer Investment Enterprises Pte Ltd., 5.30%, 05/19/2053 (Callable 11/19/2052)	18,650,000	17,605,773

	Par	Value
Phillips 66
2.15%, 12/15/2030 (Callable 09/15/2030)	$12,000,000	$10,567,584
5.88%, 05/01/2042	6,000,000	5,949,752
4.88%, 11/15/2044 (Callable 05/15/2044)	26,130,000	22,676,667
Phillips 66 Co.
3.55%, 10/01/2026 (Callable 07/01/2026)	7,000,000	6,927,342
3.15%, 12/15/2029 (Callable 09/15/2029)	12,000,000	11,370,021
Pilgrim’s Pride Corp.
6.25%, 07/01/2033 (Callable 04/01/2033)	39,117,000	41,357,622
6.88%, 05/15/2034 (Callable 02/15/2034)	18,000,000	19,713,654
Plains All American Pipeline LP / PAA Finance Corp., 3.55%, 12/15/2029 (Callable 09/15/2029)	10,000,000	9,558,587
Premier Health Partners, 2.91%, 11/15/2026 (Callable 05/15/2026)	33,267,000	32,419,632
Quanta Services, Inc.
2.90%, 10/01/2030 (Callable 07/01/2030)	8,275,000	7,628,391
5.25%, 08/09/2034 (Callable 05/09/2034)	10,000,000	10,122,451
Reckitt Benckiser Treasury Services PLC, 3.00%, 06/26/2027 (Callable 03/26/2027)(a)	84,730,000	82,824,148
Regal Rexnord Corp.
6.05%, 04/15/2028 (Callable 03/15/2028)	31,017,000	31,962,497
6.30%, 02/15/2030 (Callable 12/15/2029)	5,000,000	5,237,626
6.40%, 04/15/2033 (Callable 01/15/2033)	23,129,000	24,419,698
Reliance Industries Ltd., 2.88%, 01/12/2032(a)	26,000,000	23,083,981
Reliance, Inc.
2.15%, 08/15/2030 (Callable 05/15/2030)	10,000,000	8,863,791
6.85%, 11/15/2036	6,100,000	6,718,914
Republic Services, Inc., 5.00%, 04/01/2034 (Callable 01/01/2034)	10,000,000	10,148,748
Revvity, Inc.
3.30%, 09/15/2029 (Callable 06/15/2029)	24,200,000	22,923,380
3.63%, 03/15/2051 (Callable 09/15/2050)	12,000,000	8,207,357
Rio Tinto Alcan, Inc., 5.75%, 06/01/2035	446,000	472,273

The accompanying notes are an integral part of these financial statements.

71

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Roche Holdings, Inc., 2.61%, 12/13/2051 (Callable 06/13/2051)(a)	$7,000,000	$4,279,117
Rogers Communications, Inc.
3.80%, 03/15/2032 (Callable 12/15/2031)	13,000,000	12,080,345
4.50%, 03/15/2042 (Callable 09/15/2041)	9,150,000	7,796,907
5.45%, 10/01/2043 (Callable 04/01/2043)	16,560,000	15,555,962
RPM International, Inc., 2.95%, 01/15/2032 (Callable 10/15/2031)	8,050,000	7,098,328
RTX Corp.
3.50%, 03/15/2027 (Callable 12/15/2026)	9,578,000	9,462,658
2.25%, 07/01/2030 (Callable 04/01/2030)	24,375,000	22,025,685
4.35%, 04/15/2047 (Callable 10/15/2046)	9,175,000	7,622,514
3.13%, 07/01/2050 (Callable 01/01/2050)	6,000,000	3,977,626
Ryder System, Inc.
5.65%, 03/01/2028 (Callable 02/01/2028)	14,110,000	14,571,089
5.25%, 06/01/2028 (Callable 05/01/2028)	12,000,000	12,311,766
4.90%, 12/01/2029 (Callable 11/01/2029)	15,000,000	15,212,749
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030 (Callable 11/15/2029)	43,842,000	43,768,654
5.90%, 09/15/2037 (Callable 03/15/2037)	10,000,000	10,401,404
Samarco Mineracao SA, 9.50% (includes 9.50% PIK), 06/30/2031 (Callable 07/16/2025)(a)	5,285,244	5,195,688
Santos Finance Ltd.
3.65%, 04/29/2031 (Callable 01/29/2031)(a)	9,000,000	8,378,286
6.88%, 09/19/2033 (Callable 06/19/2033)(a)	19,600,000	21,400,809
Sealed Air Corp., 1.57%, 10/15/2026 (Callable 09/15/2026)(a)	8,550,000	8,182,785
Shell Finance US, Inc., 4.13%, 05/11/2035	10,000,000	9,450,329
SK Hynix, Inc., 1.50%, 01/19/2026(a)	21,852,000	21,496,806
SK Telecom Co. Ltd., 6.63%, 07/20/2027(a)	1,339,000	1,396,035

	Par	Value
Smith & Nephew PLC
2.03%, 10/14/2030 (Callable 07/14/2030)	$27,625,000	$24,194,568
5.40%, 03/20/2034 (Callable 12/20/2033)	15,000,000	15,213,705
Smithfield Foods, Inc.
3.00%, 10/15/2030 (Callable 07/15/2030)(a)	10,000,000	9,083,802
2.63%, 09/13/2031 (Callable 06/13/2031)(a)	20,000,000	17,240,539
Smurfit Westrock Financing DAC, 5.42%, 01/15/2035 (Callable 10/15/2034)	10,000,000	10,130,370
Solventum Corp.
5.60%, 03/23/2034 (Callable 12/23/2033)	30,000,000	30,874,373
5.90%, 04/30/2054 (Callable 10/30/2053)	35,000,000	34,988,452
Southern Copper Corp., 7.50%, 07/27/2035	5,000,000	5,741,100
Spectra Energy Partners LP, 4.50%, 03/15/2045 (Callable 09/15/2044)	12,000,000	9,858,099
Sprint Capital Corp., 6.88%, 11/15/2028	21,552,000	23,136,873
Stanley Black & Decker, Inc., 6.00%, 03/06/2028 (Callable 02/06/2028)	2,852,000	2,969,219
Steel Dynamics, Inc., 3.25%, 01/15/2031 (Callable 10/15/2030)	7,000,000	6,529,512
Stellantis Finance US, Inc.
5.63%, 01/12/2028 (Callable 12/12/2027)(a)	13,750,000	13,938,551
5.35%, 03/17/2028 (Callable 02/17/2028)(a)	5,193,000	5,236,236
STERIS Irish FinCo UnLtd Co., 3.75%, 03/15/2051 (Callable 09/15/2050)	7,500,000	5,338,976
Suntory Global Spirits, Inc., 6.63%, 07/15/2028	21,270,000	22,445,591
Syensqo Finance America LLC, 5.85%, 06/04/2034 (Callable 03/04/2034)(a)	13,000,000	13,471,477
Synopsys, Inc., 5.70%, 04/01/2055 (Callable 10/01/2054)	15,000,000	14,913,876
Sysco Corp.
5.95%, 04/01/2030 (Callable 01/01/2030)	4,000,000	4,234,678
6.60%, 04/01/2050 (Callable 10/01/2049)	12,455,000	13,490,008
Takeda Pharmaceutical Co. Ltd., 3.18%, 07/09/2050 (Callable 01/09/2050)	10,000,000	6,548,865
Targa Resources Corp.
5.20%, 07/01/2027 (Callable 06/01/2027)	15,925,000	16,138,504

The accompanying notes are an integral part of these financial statements.

72

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
6.13%, 03/15/2033 (Callable 12/15/2032)	$22,200,000	$23,396,669
5.55%, 08/15/2035 (Callable 05/15/2035)	26,250,000	26,382,806
5.65%, 02/15/2036 (Callable 11/15/2035)	23,275,000	23,493,740
TC PipeLines LP, 3.90%, 05/25/2027 (Callable 02/25/2027)	30,327,000	29,974,521
TD SYNNEX Corp., 1.75%, 08/09/2026 (Callable 07/09/2026)	34,843,000	33,688,371
Telecom Italia Capital SA, 7.20%, 07/18/2036	1,373,000	1,461,477
Teledyne FLIR LLC, 2.50%, 08/01/2030 (Callable 05/01/2030)	7,000,000	6,341,973
Telefonica Emisiones SA
4.67%, 03/06/2038	10,760,000	9,677,797
5.21%, 03/08/2047	33,100,000	29,284,774
4.90%, 03/06/2048	29,050,000	24,415,105
5.52%, 03/01/2049 (Callable 09/01/2048)	3,775,000	3,448,802
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/2026	5,888,000	5,773,633
Textron, Inc., 3.00%, 06/01/2030 (Callable 03/01/2030)	19,675,000	18,257,876
Time Warner Cable LLC
6.55%, 05/01/2037	893,000	922,308
6.75%, 06/15/2039	2,767,000	2,868,245
Timken Co.
4.50%, 12/15/2028 (Callable 09/15/2028)	6,550,000	6,563,423
4.13%, 04/01/2032 (Callable 01/01/2032)	9,185,000	8,557,134
T-Mobile USA, Inc.
3.38%, 04/15/2029 (Callable 07/11/2025)	10,350,000	9,958,226
3.88%, 04/15/2030 (Callable 01/15/2030)	119,330,000	115,895,420
2.55%, 02/15/2031 (Callable 11/15/2030)	20,000,000	17,904,540
3.50%, 04/15/2031 (Callable 04/15/2026)	7,000,000	6,572,406
4.38%, 04/15/2040 (Callable 10/15/2039)	24,900,000	22,063,594
5.65%, 01/15/2053 (Callable 07/15/2052)	13,250,000	12,819,183
3.60%, 11/15/2060 (Callable 05/15/2060)	19,700,000	13,135,828
Trane Technologies Financing Ltd., 5.25%, 03/03/2033 (Callable 12/03/2032)	12,300,000	12,682,586

	Par	Value
TransCanada PipeLines Ltd.
6.20%, 10/15/2037	$8,400,000	$8,794,462
7.63%, 01/15/2039	21,327,000	24,884,692
Transcontinental Gas Pipe Line Co. LLC
7.25%, 12/01/2026	3,500,000	3,614,982
4.60%, 03/15/2048 (Callable 09/15/2047)	5,150,000	4,334,455
Triton Container International Ltd., 2.05%, 04/15/2026 (Callable 03/15/2026)(a)	21,000,000	20,565,633
Triton Container International Ltd./ TAL International Container Corp., 3.25%, 03/15/2032 (Callable 12/15/2031)	10,000,000	8,641,075
TTX Co., 4.60%, 02/01/2049 (Callable 08/01/2048)(a)	8,325,000	7,135,007
Tyson Foods, Inc., 5.10%, 09/28/2048 (Callable 03/28/2048)	10,000,000	8,956,537
United Rentals North America, Inc., 6.00%, 12/15/2029 (Callable 12/15/2025)(a)	45,000,000	46,088,100
Universal Health Services, Inc.
1.65%, 09/01/2026 (Callable 08/01/2026)	24,000,000	23,170,918
2.65%, 10/15/2030 (Callable 07/15/2030)	10,000,000	8,916,186
5.05%, 10/15/2034 (Callable 07/15/2034)	10,000,000	9,542,176
UPMC, 5.04%, 05/15/2033 (Callable 02/15/2033)	9,275,000	9,302,478
Utah Acquisition Sub, Inc., 3.95%, 06/15/2026 (Callable 03/15/2026)	22,757,000	22,542,025
Vale Overseas Ltd.
3.75%, 07/08/2030 (Callable 04/08/2030)	28,721,000	27,037,108
6.13%, 06/12/2033 (Callable 03/12/2033)	42,450,000	44,456,951
6.88%, 11/21/2036	45,621,000	49,511,787
6.40%, 06/28/2054 (Callable 12/28/2053)	28,550,000	28,058,052
Valero Energy Corp.
2.15%, 09/15/2027 (Callable 07/15/2027)	14,150,000	13,489,013
4.00%, 04/01/2029 (Callable 01/01/2029)	15,475,000	15,176,117
6.63%, 06/15/2037	2,100,000	2,260,096
Var Energi ASA
5.00%, 05/18/2027 (Callable 04/18/2027)(a)	23,850,000	24,000,144
7.50%, 01/15/2028 (Callable 12/15/2027)(a)	65,430,000	69,254,972
8.00%, 11/15/2032 (Callable 08/15/2032)(a)	15,000,000	16,999,925

The accompanying notes are an integral part of these financial statements.

73

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
6.50%, 05/22/2035 (Callable 02/22/2035)(a)	$20,000,000	$20,683,068
Verizon Communications, Inc.
2.55%, 03/21/2031 (Callable 12/21/2030)	4,430,000	3,973,214
2.36%, 03/15/2032 (Callable 12/15/2031)	5,650,000	4,870,286
4.50%, 08/10/2033	16,325,000	15,868,601
4.27%, 01/15/2036	17,148,000	15,851,973
5.25%, 03/16/2037	28,793,000	28,655,402
5.40%, 07/02/2037 (Callable 04/02/2037)(a)	3,100,000	3,118,691
4.81%, 03/15/2039	37,323,000	35,020,964
2.65%, 11/20/2040 (Callable 05/20/2040)	10,000,000	7,054,708
3.40%, 03/22/2041 (Callable 09/22/2040)	4,250,000	3,278,168
4.86%, 08/21/2046	2,500,000	2,231,404
3.70%, 03/22/2061 (Callable 09/22/2060)	26,725,000	18,444,551
Viatris, Inc.
3.85%, 06/22/2040 (Callable 12/22/2039)	13,083,000	9,663,001
4.00%, 06/22/2050 (Callable 12/22/2049)	40,600,000	27,045,463
VICI Properties LP, 4.75%, 02/15/2028 (Callable 01/15/2028)	35,000,000	35,191,956
VICI Properties LP / VICI Note Co., Inc., 4.50%, 01/15/2028 (Callable 10/15/2027)(a)	16,749,000	16,660,828
Videotron Ltd., 5.70%, 01/15/2035 (Callable 10/15/2034)(a)	20,000,000	20,109,560
Viterra Finance BV
2.00%, 04/21/2026 (Callable 03/21/2026)(a)	23,641,000	23,136,204
4.90%, 04/21/2027 (Callable 03/21/2027)(a)	45,000,000	45,116,230
3.20%, 04/21/2031 (Callable 01/21/2031)(a)	80,745,000	74,151,635
5.25%, 04/21/2032 (Callable 01/21/2032)(a)	16,631,000	16,899,566
Vodafone Group PLC
7.88%, 02/15/2030	301,000	343,894
5.00%, 05/30/2038	6,800,000	6,565,618
5.63%, 02/10/2053 (Callable 08/10/2052)	10,000,000	9,434,512
5.75%, 02/10/2063 (Callable 08/10/2062)	5,000,000	4,687,882
Volkswagen Group of America Finance LLC
5.05%, 03/27/2028 (Callable 02/27/2028)(a)	20,900,000	21,020,416

	Par	Value
6.20%, 11/16/2028 (Callable 10/16/2028)(a)	$30,000,000	$31,160,142
Vontier Corp.
2.40%, 04/01/2028 (Callable 02/01/2028)	4,921,000	4,622,732
2.95%, 04/01/2031 (Callable 01/01/2031)	5,275,000	4,714,828
Vulcan Materials Co.
4.70%, 03/01/2048 (Callable 09/01/2047)	3,446,000	2,981,782
5.70%, 12/01/2054 (Callable 06/01/2054)	10,000,000	9,920,035
Walgreens Boots Alliance, Inc., 3.45%, 06/01/2026 (Callable 03/01/2026)	2,080,000	2,035,131
Walmart, Inc., 4.50%, 04/15/2053 (Callable 10/15/2052)	13,925,000	12,196,365
Warnermedia Holdings, Inc.
4.05%, 03/15/2029 (Callable 01/15/2029)	5,000,000	4,644,900
4.28%, 03/15/2032 (Callable 12/15/2031)	41,267,000	34,561,113
5.05%, 03/15/2042 (Callable 09/15/2041)	9,000,000	6,075,000
Weir Group, Inc., 5.35%, 05/06/2030 (Callable 04/06/2030)(a)	32,000,000	32,448,000
Western Digital Corp., 4.75%, 02/15/2026 (Callable 11/15/2025)	850,000	847,763
Western Midstream Operating LP
4.05%, 02/01/2030 (Callable 11/01/2029)(d)	10,500,000	10,098,109
6.15%, 04/01/2033 (Callable 01/01/2033)	4,550,000	4,735,223
5.45%, 11/15/2034 (Callable 08/15/2034)	20,000,000	19,607,994
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/2026 (Callable 08/15/2026)	28,315,000	27,945,433
4.70%, 09/15/2028 (Callable 06/15/2028)(d)	4,739,000	4,766,177
WestRock MWV LLC, 8.20%, 01/15/2030	7,963,000	9,113,421
Whistler Pipeline LLC
5.40%, 09/30/2029 (Callable 08/30/2029)(a)	10,000,000	10,114,379
5.70%, 09/30/2031 (Callable 07/30/2031)(a)	13,775,000	14,042,736
5.95%, 09/30/2034 (Callable 06/30/2034)(a)	7,395,000	7,490,150
Williams Cos., Inc.
7.75%, 06/15/2031	3,400,000	3,871,252
8.75%, 03/15/2032(d)	5,750,000	6,919,107
6.30%, 04/15/2040	8,417,000	8,934,506

The accompanying notes are an integral part of these financial statements.

74

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
4.85%, 03/01/2048 (Callable 09/01/2047)	$7,000,000	$6,062,959
Woodside Finance Ltd.
4.50%, 03/04/2029 (Callable 12/04/2028)(a)	36,118,000	35,670,665
5.40%, 05/19/2030 (Callable 04/19/2030)	6,362,000	6,452,565
5.10%, 09/12/2034 (Callable 06/12/2034)	26,000,000	25,174,849
Yara International ASA, 3.80%, 06/06/2026 (Callable 03/06/2026)(a)	23,500,000	23,286,828
Zimmer Biomet Holdings, Inc.
5.20%, 09/15/2034 (Callable 06/15/2034)	30,000,000	30,096,490
5.75%, 11/30/2039	11,967,000	12,018,144
		9,663,124,606
Utilities - 1.4%
Ameren Corp.
3.50%, 01/15/2031 (Callable 10/15/2030)	20,000,000	18,894,001
5.38%, 03/15/2035 (Callable 12/15/2034)	41,650,000	41,910,077
American Electric Power Co., Inc., 3.25%, 03/01/2050 (Callable 09/01/2049)	10,175,000	6,640,169
Berkshire Hathaway Energy Co.
3.70%, 07/15/2030 (Callable 04/15/2030)	18,425,000	17,876,841
2.85%, 05/15/2051 (Callable 11/15/2050)	13,675,000	8,374,581
4.60%, 05/01/2053 (Callable 11/01/2052)	21,825,000	18,238,166
Commonwealth Edison Co., 3.85%, 03/15/2052 (Callable 09/15/2051)	6,050,000	4,554,791
Constellation Energy Generation LLC
5.60%, 03/01/2028 (Callable 02/01/2028)	12,600,000	13,035,870
5.80%, 03/01/2033 (Callable 12/01/2032)	5,000,000	5,287,042
Consumers Energy Co., 3.50%, 08/01/2051 (Callable 02/01/2051)	9,400,000	6,926,028
Dominion Energy, Inc., 3.38%, 04/01/2030 (Callable 01/01/2030)	10,000,000	9,503,260
DTE Electric Co., 5.40%, 04/01/2053 (Callable 10/01/2052)	9,375,000	9,152,747
DTE Energy Co.
4.88%, 06/01/2028 (Callable 05/01/2028)	19,000,000	19,279,238

	Par	Value
5.10%, 03/01/2029 (Callable 02/01/2029)	$12,500,000	$12,746,215
Duke Energy Corp.
3.50%, 06/15/2051 (Callable 12/15/2050)	4,495,000	3,086,991
6.10%, 09/15/2053 (Callable 03/15/2053)	13,600,000	13,832,375
5.80%, 06/15/2054 (Callable 12/15/2053)	7,100,000	6,932,411
Duke Energy Indiana LLC, 5.40%, 04/01/2053 (Callable 10/01/2052)	7,000,000	6,668,407
Duke Energy Ohio, Inc., 5.25%, 04/01/2033 (Callable 01/01/2033)	5,000,000	5,149,428
Duke Energy Progress LLC, 4.00%, 04/01/2052 (Callable 10/01/2051)	9,600,000	7,365,860
Duquesne Light Holdings, Inc.
3.62%, 08/01/2027 (Callable 05/01/2027)(a)	5,350,000	5,184,388
2.53%, 10/01/2030 (Callable 07/01/2030)(a)	2,550,000	2,254,134
2.78%, 01/07/2032 (Callable 10/07/2031)(a)	2,810,000	2,423,009
Enel Finance International NV
3.50%, 04/06/2028(a)	8,000,000	7,801,085
6.80%, 09/15/2037(a)	8,440,000	9,299,824
4.75%, 05/25/2047(a)	66,700,000	56,115,009
7.75%, 10/14/2052 (Callable 04/14/2052)(a)	10,000,000	11,987,622
Engie SA, 5.88%, 04/10/2054 (Callable 10/10/2053)(a)	6,300,000	6,201,571
Essential Utilities, Inc., 2.70%, 04/15/2030 (Callable 01/15/2030)	14,100,000	12,982,739
Evergy Missouri West, Inc., 5.65%, 06/01/2034 (Callable 03/01/2034)(a)	13,700,000	14,008,313
Eversource Energy, 1.65%, 08/15/2030 (Callable 05/15/2030)	9,925,000	8,614,639
Exelon Corp.
4.05%, 04/15/2030 (Callable 01/15/2030)	8,900,000	8,755,323
4.95%, 06/15/2035 (Callable 12/15/2034)	3,500,000	3,401,076
4.10%, 03/15/2052 (Callable 09/15/2051)	5,000,000	3,833,303
Fells Point Funding Trust, 3.05%, 01/31/2027 (Callable 12/31/2026)(a)	28,100,000	27,490,747
FirstEnergy Corp.
2.25%, 09/01/2030 (Callable 06/01/2030)	4,300,000	3,818,174
3.40%, 03/01/2050 (Callable 09/01/2049)	15,000,000	10,165,948

The accompanying notes are an integral part of these financial statements.

75

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Utilities - (Continued)
FirstEnergy Pennsylvania Electric Co., 5.20%, 04/01/2028 (Callable 03/01/2028)(a)	$8,125,000	$8,288,049
FirstEnergy Transmission LLC, 2.87%, 09/15/2028 (Callable 07/15/2028)(a)	10,000,000	9,527,347
Interstate Power and Light Co., 2.30%, 06/01/2030 (Callable 03/01/2030)	9,350,000	8,419,977
ITC Holdings Corp.
3.35%, 11/15/2027 (Callable 08/15/2027)	25,581,000	25,034,395
2.95%, 05/14/2030 (Callable 02/14/2030)(a)	10,000,000	9,299,897
5.65%, 05/09/2034 (Callable 02/09/2034)(a)	7,000,000	7,178,712
KeySpan Corp., 8.00%, 11/15/2030	6,500,000	7,405,889
Liberty Utilities Co., 5.58%, 01/31/2029 (Callable 12/31/2028)(a)	11,350,000	11,676,616
Liberty Utilities Finance GP 1, 2.05%, 09/15/2030 (Callable 06/15/2030)(a)	10,000,000	8,780,161
Massachusetts Electric Co., 5.87%, 02/26/2054 (Callable 08/26/2053)(a)	10,000,000	9,886,231
MidAmerican Energy Co., 5.85%, 09/15/2054 (Callable 03/15/2054)	9,850,000	10,137,556
National Grid PLC
5.60%, 06/12/2028 (Callable 05/12/2028)	10,000,000	10,353,841
5.42%, 01/11/2034 (Callable 10/11/2033)	12,410,000	12,749,053
National Rural Utilities Cooperative Finance Corp., 8.00%, 03/01/2032	4,659,000	5,480,868
Niagara Mohawk Power Corp.
5.66%, 01/17/2054 (Callable 07/17/2053)(a)	7,000,000	6,729,524
6.00%, 07/03/2055 (Callable 01/03/2055)(a)	9,875,000	9,875,000
NiSource, Inc.
5.20%, 07/01/2029 (Callable 06/01/2029)	15,000,000	15,398,720
3.60%, 05/01/2030 (Callable 02/01/2030)	7,035,000	6,747,803
5.35%, 04/01/2034 (Callable 01/01/2034)	13,475,000	13,699,157
5.25%, 02/15/2043 (Callable 08/15/2042)	5,779,000	5,390,559
3.95%, 03/30/2048 (Callable 09/30/2047)	11,750,000	9,067,709
5.85%, 04/01/2055 (Callable 10/01/2054)	11,700,000	11,577,231

	Par	Value
NorthWestern Corp., 5.07%, 03/21/2030 (Callable 02/21/2030)(a)	$7,325,000	$7,440,642
Oklahoma Gas and Electric Co., 5.60%, 04/01/2053 (Callable 10/01/2052)	5,550,000	5,405,466
Oncor Electric Delivery Co. LLC, 2.75%, 05/15/2030 (Callable 02/15/2030)	9,500,000	8,799,569
PSEG Power LLC, 5.20%, 05/15/2030 (Callable 04/15/2030)(a)	14,700,000	15,000,529
RWE Finance US LLC, 6.25%, 04/16/2054 (Callable 10/16/2053)(a)	20,000,000	19,913,219
Southern Co.
5.70%, 10/15/2032 (Callable 04/15/2032)	7,000,000	7,352,782
4.25%, 07/01/2036 (Callable 01/01/2036)	5,525,000	5,051,974
Southern Co. Gas Capital Corp.
5.15%, 09/15/2032 (Callable 03/15/2032)	17,100,000	17,341,024
3.15%, 09/30/2051 (Callable 03/30/2051)	7,850,000	5,015,885
Tucson Electric Power Co., 5.50%, 04/15/2053 (Callable 10/15/2052)	5,400,000	5,114,248
Xcel Energy, Inc., 3.40%, 06/01/2030 (Callable 12/01/2029)	15,000,000	14,230,343
		763,161,378
TOTAL CORPORATE BONDS (Cost $19,961,219,004)		19,356,036,489
U.S. TREASURY SECURITIES - 28.6%
United States Treasury Note/Bond
4.63%, 06/15/2027	169,825,000	172,637,727
3.13%, 08/31/2027	331,575,000	327,495,072
3.88%, 11/30/2027	681,500,000	684,108,864
4.00%, 12/15/2027	190,000,000	191,350,782
4.25%, 01/15/2028	1,336,875,000	1,354,160,379
3.75%, 04/15/2028	435,225,000	435,769,031
1.13%, 08/31/2028	81,950,000	75,669,301
2.38%, 03/31/2029	651,550,000	620,804,984
2.75%, 05/31/2029	422,075,000	407,005,606
3.88%, 12/31/2029	411,775,000	413,528,260
4.13%, 08/31/2030	592,475,000	601,038,112
4.38%, 11/30/2030	218,000,000	223,637,345
4.00%, 01/31/2031	442,175,000	445,301,314
1.38%, 11/15/2031	671,300,000	574,354,842
1.88%, 02/15/2032	1,015,950,000	892,448,578
2.88%, 05/15/2032	232,025,000	216,490,202
3.50%, 02/15/2033	146,975,000	141,681,604
4.38%, 05/15/2034	323,575,000	328,618,221

The accompanying notes are an integral part of these financial statements.

76

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
U.S. TREASURY SECURITIES - (Continued)
4.63%, 02/15/2035	$85,950,000	$88,676,227
1.38%, 11/15/2040	91,525,000	58,307,860
2.25%, 05/15/2041	497,400,000	361,236,750
1.75%, 08/15/2041	452,350,000	300,317,992
2.00%, 11/15/2041	332,850,000	228,912,388
2.38%, 02/15/2042	1,084,050,000	788,646,375
3.38%, 08/15/2042	835,525,000	701,286,161
3.88%, 02/15/2043	256,500,000	229,607,578
2.88%, 05/15/2043	1,053,870,000	812,262,072
3.88%, 05/15/2043	964,700,000	861,673,050
4.63%, 05/15/2044	284,100,000	278,606,660
2.50%, 02/15/2045	795,700,000	560,160,371
2.88%, 05/15/2049	596,250,000	428,018,993
2.25%, 08/15/2049	73,350,000	46,012,799
1.38%, 08/15/2050	13,525,000	6,668,459
2.38%, 05/15/2051	939,275,000	595,595,743
2.88%, 05/15/2052	983,350,000	692,032,563
4.25%, 02/15/2054	140,050,000	127,751,859
TOTAL U.S. TREASURY SECURITIES
(Cost $16,035,580,749)		15,271,874,124
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 20.3%
Federal Home Loan Mortgage Corp.
Pool A89870, 4.50%, 11/01/2039	1,124,004	1,122,827
Pool A90316, 4.50%, 12/01/2039	5,353,566	5,347,406
Pool A91387, 5.00%, 03/01/2040	263,590	267,195
Pool A93996, 4.50%, 09/01/2040	791,817	790,011
Pool A96413, 4.00%, 01/01/2041	7,449,471	7,206,156
Pool A97620, 4.50%, 03/01/2041	568,598	566,775
Pool C00785, 6.50%, 06/01/2029	20,627	21,326
Pool C03490, 4.50%, 08/01/2040	242,884	242,380
Pool C03829, 4.00%, 03/01/2042	2,420,016	2,340,463
Pool C09004, 3.50%, 07/01/2042	3,123,818	2,935,066
Pool C09013, 3.00%, 09/01/2042	6,885,284	6,236,354
Pool C09015, 3.00%, 10/01/2042	2,071,503	1,875,831
Pool C09028, 3.50%, 01/01/2043	6,454,666	6,058,604
Pool C91430, 3.00%, 03/01/2032	665,828	644,858
Pool C91484, 3.00%, 08/01/2032	4,453,186	4,320,623

	Par	Value
Pool C91557, 3.00%, 09/01/2032	$29,670,910	$28,754,777
Pool C91619, 3.00%, 04/01/2033	620,385	596,797
Pool C91922, 3.50%, 03/01/2037	2,165,541	2,093,038
Pool C91923, 4.00%, 03/01/2037	1,226,698	1,212,358
Pool G01916, 5.00%, 09/01/2035	3,034,112	3,081,691
Pool G04834, 5.00%, 03/01/2036	1,261,487	1,281,269
Pool G05364, 5.00%, 08/01/2033	1,382,035	1,400,084
Pool G06959, 3.50%, 10/01/2041	2,404,717	2,265,202
Pool G07304, 3.50%, 12/01/2042	3,635,993	3,417,071
Pool G07477, 4.00%, 01/01/2041	3,831,065	3,705,948
Pool G07530, 3.50%, 05/01/2043	4,366,668	4,107,396
Pool G07801, 4.00%, 10/01/2044	3,216,301	3,072,742
Pool G07849, 3.50%, 05/01/2044	15,454,790	14,507,850
Pool G07995, 5.50%, 01/01/2039	3,022,226	3,094,991
Pool G08105, 5.50%, 01/01/2036	51,586	53,303
Pool G08168, 6.00%, 12/01/2036	45,186	47,425
Pool G08269, 5.50%, 05/01/2038	151,154	155,143
Pool G08372, 4.50%, 11/01/2039	939,571	938,490
Pool G08518, 3.00%, 02/01/2043	1,081,017	978,247
Pool G08528, 3.00%, 04/01/2043	2,757,384	2,494,094
Pool G08534, 3.00%, 06/01/2043	23,501,264	21,247,441
Pool G08540, 3.00%, 08/01/2043	1,844,516	1,666,857
Pool G08595, 4.00%, 07/01/2044	1,052,440	1,004,487
Pool G08609, 3.50%, 10/01/2044	17,788,775	16,584,689
Pool G08622, 3.00%, 01/01/2045	6,510,411	5,798,866
Pool G08672, 4.00%, 10/01/2045	1,564,624	1,485,748
Pool G08677, 4.00%, 11/01/2045	3,492,022	3,315,982
Pool G08681, 3.50%, 12/01/2045	2,683,479	2,489,342

The accompanying notes are an integral part of these financial statements.

77

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Pool G08694, 4.00%, 02/01/2046	$4,558,628	$4,279,538
Pool G08706, 3.50%, 05/01/2046	2,017,600	1,865,825
Pool G08721, 3.00%, 09/01/2046	40,079,126	35,646,444
Pool G08759, 4.50%, 04/01/2047	9,406,074	9,177,470
Pool G08780, 4.00%, 09/01/2047	5,285,529	5,011,065
Pool G30974, 3.50%, 01/01/2034	4,123,946	4,043,340
Pool G60038, 3.50%, 01/01/2044	3,591,617	3,372,669
Pool G60039, 3.00%, 04/01/2043	6,477,340	5,862,955
Pool G60181, 4.50%, 01/01/2045	9,825,365	9,681,681
Pool G60365, 5.00%, 02/01/2038	686,594	696,770
Pool G60393, 3.50%, 01/01/2046	10,853,727	10,086,609
Pool G60551, 4.00%, 04/01/2046	3,237,627	3,075,420
Pool G60602, 3.50%, 11/01/2043	2,290,372	2,152,212
Pool G60722, 3.00%, 10/01/2046	25,397,484	22,659,316
Pool G60774, 3.00%, 10/01/2045	12,794,651	11,570,606
Pool G60932, 3.50%, 02/01/2044	11,014,567	10,344,333
Pool G60988, 3.00%, 05/01/2047	23,327,424	20,812,419
Pool G60994, 3.50%, 01/01/2045	10,209,446	9,588,213
Pool G61581, 4.00%, 08/01/2048	8,657,896	8,205,222
Pool G67700, 3.50%, 08/01/2046	11,720,710	10,868,116
Pool G67701, 3.00%, 10/01/2046	41,530,919	37,490,488
Pool G67702, 4.00%, 01/01/2047	19,375,734	18,398,910
Pool G67708, 3.50%, 03/01/2048	52,339,557	48,250,635
Pool Q08998, 3.50%, 06/01/2042	1,348,705	1,267,775
Pool Q10378, 3.00%, 08/01/2042	4,806,866	4,357,826
Pool Q13205, 3.00%, 11/01/2042	16,520,229	14,976,983
Pool Q14875, 3.00%, 01/01/2043	8,085,544	7,326,954

	Par	Value
Pool Q16902, 4.00%, 04/01/2043	$8,143,049	$7,852,591
Pool Q17640, 3.00%, 04/01/2043	2,263,784	2,049,039
Pool Q28765, 4.00%, 05/01/2044	6,246,611	6,034,164
Pool Q45864, 3.00%, 02/01/2047	15,050,005	13,314,674
Pool QB5689, 2.50%, 11/01/2050	18,809,735	15,824,595
Pool QC3874, 2.50%, 07/01/2051	29,175,691	24,500,686
Pool QC6017, 2.50%, 08/01/2051	15,164,611	12,798,026
Pool QC7500, 3.00%, 09/01/2051	14,020,968	12,356,221
Pool QC9160, 3.00%, 10/01/2051	9,474,435	8,236,076
Pool QD0744, 2.50%, 11/01/2051	7,950,387	6,674,628
Pool QE5105, 4.50%, 07/01/2052	30,307,984	29,218,158
Pool QK0430, 2.00%, 09/01/2040	20,311,618	17,752,304
Pool QN6719, 1.50%, 06/01/2036	30,309,864	27,009,861
Pool RA4375, 2.50%, 02/01/2051	35,565,078	29,956,113
Pool RA4562, 2.50%, 02/01/2051	18,565,492	15,656,456
Pool RA4637, 2.50%, 02/01/2051	50,322,635	42,322,215
Pool RA7679, 5.00%, 07/01/2052	82,369,973	81,621,773
Pool RB5086, 2.50%, 11/01/2040	50,268,180	45,541,926
Pool RB5089, 1.50%, 12/01/2040	38,859,920	32,242,380
Pool RB5090, 2.00%, 12/01/2040	71,056,968	61,330,868
Pool RB5105, 2.00%, 03/01/2041	45,650,055	39,320,618
Pool RB5131, 2.00%, 10/01/2041	12,109,434	10,414,096
Pool RB5145, 2.00%, 02/01/2042	40,216,418	34,543,400
Pool RC1535, 2.00%, 08/01/2035	34,882,545	32,066,308
Pool SB0743, 3.00%, 01/01/2034	27,554,676	26,748,220
Pool SB0794, 1.50%, 06/01/2036	15,779,071	14,100,827
Pool SB0967, 2.00%, 01/01/2037	26,006,075	24,035,708
Pool SB1138, 1.50%, 06/01/2036	21,599,152	19,308,784

The accompanying notes are an integral part of these financial statements.

78

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Pool SB8088, 1.50%, 02/01/2036	$29,949,189	$26,689,498
Pool SB8500, 2.50%, 07/01/2035	3,983,033	3,737,621
Pool SC0052, 3.00%, 02/01/2040	7,788,785	7,241,781
Pool SC0208, 2.00%, 11/01/2041	63,333,552	54,596,904
Pool SC0242, 2.50%, 02/01/2042	9,537,755	8,499,919
Pool SC0392, 4.00%, 06/01/2038	43,541,273	42,793,163
Pool SC0526, 2.00%, 05/01/2042	138,334,750	119,325,884
Pool SD0039, 4.00%, 02/01/2046	21,726,109	20,988,957
Pool SD0295, 3.00%, 02/01/2049	33,830,180	30,150,663
Pool SD0580, 3.00%, 04/01/2051	27,703,215	24,208,326
Pool SD0614, 2.50%, 05/01/2051	34,201,906	28,660,641
Pool SD0649, 2.50%, 06/01/2051	14,247,822	11,931,264
Pool SD2039, 6.00%, 01/01/2053	104,829,760	107,427,224
Pool SD2164, 5.50%, 01/01/2053	91,253,654	91,969,865
Pool SD2176, 6.00%, 01/01/2053	30,765,431	31,618,457
Pool SD2230, 2.00%, 08/01/2051	44,149,390	35,178,715
Pool SD2903, 2.00%, 03/01/2051	180,663,245	144,264,213
Pool SD3431, 5.50%, 06/01/2053	43,461,135	43,684,222
Pool SD3595, 6.00%, 08/01/2053	21,771,396	22,486,129
Pool SD3860, 6.50%, 09/01/2053	40,023,348	41,724,442
Pool SD3906, 6.00%, 10/01/2053	67,183,246	68,801,630
Pool SD4316, 4.00%, 06/01/2046	104,593,571	99,460,024
Pool SD4957, 2.00%, 03/01/2051	37,501,176	29,701,430
Pool SD5594, 5.50%, 07/01/2053	23,817,352	23,849,428
Pool SD6407, 3.00%, 01/01/2050	26,184,704	23,284,169
Pool SD7507, 3.00%, 11/01/2049	38,068,409	33,850,416
Pool SD7516, 4.00%, 05/01/2050	62,738,304	59,036,182

	Par	Value
Pool SD7525, 2.50%, 10/01/2050	$7,275,087	$6,167,921
Pool SD7526, 2.50%, 10/01/2050	7,545,895	6,363,456
Pool SD7538, 2.00%, 04/01/2051	63,732,063	51,853,118
Pool SD7541, 2.00%, 05/01/2051	27,305,579	21,986,334
Pool SD7548, 2.50%, 11/01/2051	113,747,032	96,088,074
Pool SD7553, 3.00%, 03/01/2052	104,239,805	91,750,948
Pool SD7555, 3.00%, 08/01/2052	78,686,414	69,259,640
Pool SF5020, 3.50%, 01/01/2047	20,573,636	19,145,239
Pool SI2074, 2.00%, 09/01/2050	46,073,129	36,816,592
Pool SI2076, 2.00%, 09/01/2050	30,078,670	24,035,376
Pool SI2077, 2.00%, 09/01/2050	15,004,777	11,995,797
Pool Z40130, 3.00%, 01/01/2046	35,058,320	31,835,845
Pool ZA2494, 3.50%, 02/01/2038	24,178,194	23,280,899
Pool ZL3014, 3.50%, 04/01/2042	9,091,025	8,532,020
Pool ZL3549, 3.50%, 08/01/2042	20,612,691	19,338,793
Pool ZL3711, 3.50%, 09/01/2042	31,276,648	29,346,975
Pool ZL4646, 3.00%, 01/01/2043	11,106,945	10,038,417
Pool ZM8767, 4.50%, 10/01/2048	6,777,400	6,581,598
Pool ZS4693, 3.00%, 12/01/2046	23,258,395	20,577,627
Pool ZS4703, 3.00%, 02/01/2047	10,865,929	9,629,394
Pool ZS4724, 4.50%, 06/01/2047	59,670,624	58,094,802
Pool ZS4732, 4.50%, 08/01/2047	15,367,901	14,970,007
Pool ZS7942, 3.00%, 02/01/2033	17,098,473	16,615,553
Pool ZS8577, 2.50%, 08/01/2030	52,700,733	50,916,917
Pool ZT0531, 3.50%, 04/01/2047	38,481,974	35,526,315
Pool ZT1257, 3.00%, 01/01/2046	44,457,880	40,321,212
Pool ZT2262, 3.00%, 06/01/2048	32,238,983	28,035,479
Pool ZT2407, 3.50%, 03/01/2043	30,401,975	28,216,310

The accompanying notes are an integral part of these financial statements.

79

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Federal National Mortgage Association
Pool 254903, 5.00%, 10/01/2033	$4,769,454	$4,825,970
Pool 254949, 5.00%, 11/01/2033	12,653	12,803
Pool 257203, 5.00%, 05/01/2028	23,735	23,816
Pool 555285, 6.00%, 03/01/2033	11,021	11,485
Pool 725025, 4.50%, 10/01/2033	3,955,694	3,925,745
Pool 725425, 5.50%, 04/01/2034	1,671,347	1,712,647
Pool 725773, 5.50%, 09/01/2034	64,988	66,750
Pool 735060, 6.00%, 11/01/2034	35,113	36,504
Pool 735228, 5.50%, 02/01/2035	153,770	158,317
Pool 735676, 5.00%, 07/01/2035	1,284,801	1,302,278
Pool 735925, 5.00%, 10/01/2035	654,665	663,985
Pool 745275, 5.00%, 02/01/2036	925,749	939,310
Pool 745946, 5.50%, 11/01/2036	65,814	67,925
Pool 890355, 3.50%, 09/01/2041	5,502,765	5,174,759
Pool AB0524, 4.00%, 04/01/2039	3,213,817	3,149,075
Pool AB1614, 4.00%, 10/01/2040	9,914,325	9,582,801
Pool AB3745, 4.00%, 10/01/2041	1,933,110	1,866,260
Pool AB6496, 3.00%, 10/01/2042	8,349,643	7,556,775
Pool AB8612, 3.00%, 03/01/2043	12,694,977	11,460,544
Pool AC5442, 4.50%, 11/01/2039	52,698	52,573
Pool AD0249, 5.50%, 04/01/2037	397,510	406,805
Pool AD8522, 4.00%, 08/01/2040	408,992	395,443
Pool AE0828, 3.50%, 02/01/2041	3,941,631	3,707,920
Pool AH0936, 3.50%, 12/01/2040	2,282,996	2,147,872
Pool AI7784, 4.50%, 07/01/2041	2,321,698	2,307,111
Pool AJ1407, 4.00%, 09/01/2041	525,043	506,723
Pool AJ7689, 4.00%, 12/01/2041	2,375,189	2,292,069

	Par	Value
Pool AK2400, 4.00%, 02/01/2042	$13,078,043	$12,616,287
Pool AL0160, 4.50%, 05/01/2041	2,141,350	2,130,025
Pool AL3069, 3.00%, 02/01/2043	12,149,931	10,998,843
Pool AL5097, 4.50%, 09/01/2043	3,499,980	3,471,168
Pool AL6340, 5.00%, 06/01/2039	3,104,776	3,146,975
Pool AL7521, 5.00%, 06/01/2039	4,272,937	4,319,444
Pool AL7822, 4.00%, 07/01/2043	9,297,712	8,966,619
Pool AL7954, 5.00%, 07/01/2041	3,494,322	3,541,803
Pool AL8819, 3.50%, 10/01/2043	17,967,646	16,840,222
Pool AL9043, 3.50%, 09/01/2046	3,642,384	3,371,656
Pool AL9555, 4.00%, 02/01/2045	5,497,243	5,306,049
Pool AL9633, 3.00%, 11/01/2043	9,197,412	8,320,521
Pool AL9764, 4.50%, 02/01/2046	9,230,161	9,180,723
Pool AO2970, 3.00%, 05/01/2042	2,307,458	2,090,738
Pool AO8044, 3.50%, 07/01/2042	34,074,331	32,000,509
Pool AP0489, 3.50%, 08/01/2042	2,560,479	2,404,101
Pool AR9195, 3.00%, 03/01/2043	2,610,409	2,360,375
Pool AS0303, 3.00%, 08/01/2043	1,806,906	1,630,453
Pool AS4257, 4.00%, 01/01/2045	2,007,593	1,908,756
Pool AS5831, 4.00%, 09/01/2045	1,574,648	1,493,882
Pool AS6013, 4.00%, 10/01/2045	1,962,389	1,861,328
Pool AS6227, 4.00%, 11/01/2045	7,726,496	7,287,187
Pool AS7150, 3.00%, 05/01/2046	5,553,130	4,963,719
Pool AS7244, 3.50%, 05/01/2046	9,629,161	8,905,495
Pool AS7540, 3.00%, 07/01/2046	13,048,255	11,584,934
Pool AS8073, 2.50%, 10/01/2046	10,972,806	9,325,573
Pool AS8470, 3.00%, 12/01/2046	11,341,344	10,133,418
Pool AS9917, 4.00%, 07/01/2047	30,027,840	28,453,008

The accompanying notes are an integral part of these financial statements.

80

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Pool AT2721, 3.00%, 05/01/2043	$12,866,794	$11,631,672
Pool AT2725, 3.00%, 05/01/2043	6,270,884	5,666,308
Pool AT5900, 3.00%, 06/01/2043	2,606,490	2,354,119
Pool AU1628, 3.00%, 07/01/2043	1,098,642	992,498
Pool AU8844, 4.00%, 11/01/2043	3,319,301	3,195,563
Pool AW8165, 4.00%, 01/01/2042	3,056,898	2,951,833
Pool AX5316, 4.50%, 01/01/2042	3,606,108	3,585,680
Pool AY3374, 3.50%, 04/01/2045	8,938,263	8,312,636
Pool AZ7903, 4.00%, 06/01/2041	4,000,191	3,863,554
Pool AZ9565, 3.50%, 12/01/2045	10,169,360	9,434,381
Pool BC1445, 3.00%, 07/01/2046	3,979,096	3,556,732
Pool BE5069, 3.00%, 11/01/2046	8,378,494	7,456,458
Pool BF0212, 4.50%, 02/01/2041	17,010,225	16,786,419
Pool BF0231, 3.00%, 04/01/2042	19,303,560	18,154,086
Pool BF0241, 3.50%, 05/01/2052	37,735,069	34,836,641
Pool BF0345, 3.00%, 10/01/2043	37,217,806	33,439,446
Pool BF0386, 3.00%, 02/01/2049	9,715,019	8,606,520
Pool BF0414, 3.00%, 11/01/2059	39,771,722	34,239,647
Pool BF0500, 3.00%, 12/01/2054	80,557,467	70,345,797
Pool BF0546, 2.50%, 07/01/2061	8,259,174	6,556,215
Pool BF0617, 2.50%, 03/01/2062	40,067,018	31,805,344
Pool BF0656, 4.00%, 06/01/2062	116,628,681	107,979,735
Pool BH2594, 3.50%, 08/01/2047	4,202,894	3,869,613
Pool BH4101, 3.50%, 10/01/2047	4,007,433	3,686,963
Pool BH7071, 4.50%, 12/01/2047	1,896,478	1,834,508
Pool BH9277, 3.50%, 02/01/2048	19,707,040	18,078,329
Pool BM1031, 3.00%, 09/01/2043	32,203,594	29,113,056

	Par	Value
Pool BM1066, 4.00%, 02/01/2047	$1,972,127	$1,869,941
Pool BM1428, 3.50%, 09/01/2043	15,333,229	14,369,470
Pool BM1753, 4.00%, 05/01/2037	11,030,293	10,867,615
Pool BM2003, 4.00%, 10/01/2047	10,126,349	9,591,120
Pool BM2005, 4.00%, 12/01/2047	12,494,279	11,832,674
Pool BM2007, 4.00%, 09/01/2048	2,699,371	2,554,878
Pool BM3108, 4.50%, 08/01/2046	6,961,379	6,831,011
Pool BM3286, 4.50%, 11/01/2047	3,415,168	3,345,193
Pool BM3972, 2.50%, 04/01/2038	17,849,500	16,566,405
Pool BM3974, 4.00%, 05/01/2038	6,828,197	6,749,200
Pool BM4148, 4.00%, 07/01/2048	10,348,501	9,816,677
Pool BM4746, 3.50%, 02/01/2044	30,718,295	28,816,506
Pool BM4973, 3.50%, 05/01/2043	13,226,164	12,412,861
Pool BM5136, 4.00%, 06/01/2046	36,913,605	35,196,866
Pool BM5460, 3.50%, 01/01/2035	15,021,641	14,704,000
Pool BM5478, 4.50%, 01/01/2049	7,137,242	6,952,524
Pool BM5538, 5.00%, 11/01/2048	12,660,149	12,659,012
Pool BM5628, 4.50%, 11/01/2048	9,866,129	9,598,584
Pool BM5784, 3.50%, 05/01/2047	809,637	747,159
Pool BM5787, 4.00%, 08/01/2047	15,155,128	14,376,501
Pool BM5803, 4.50%, 04/01/2039	8,246,868	8,283,637
Pool BM5900, 3.00%, 11/01/2046	17,008,964	15,366,960
Pool BM6825, 3.50%, 06/01/2045	8,865,889	8,250,414
Pool BM7089, 3.00%, 02/01/2052	71,650,061	62,305,525
Pool BQ1226, 2.00%, 09/01/2050	38,158,227	30,410,833
Pool BQ3361, 2.00%, 09/01/2050	37,858,432	30,290,225
Pool BQ9497, 3.00%, 11/01/2050	5,201,110	4,610,645
Pool BT6883, 2.00%, 09/01/2051	10,697,023	8,623,199

The accompanying notes are an integral part of these financial statements.

81

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Pool BU7102, 2.50%, 12/01/2051	$40,617,082	$33,850,123
Pool CA1009, 4.00%, 01/01/2048	40,922,724	38,742,711
Pool CA4447, 2.50%, 11/01/2034	10,625,050	10,025,028
Pool CA4509, 2.50%, 11/01/2034	8,686,412	8,195,831
Pool CA5146, 3.00%, 02/01/2050	60,766,698	53,891,512
Pool CA5964, 2.00%, 06/01/2040	33,796,357	29,316,423
Pool CA6256, 2.50%, 07/01/2050	85,977,404	72,489,370
Pool CA6307, 2.50%, 07/01/2050	29,958,317	25,167,707
Pool CA6308, 3.00%, 07/01/2050	43,146,866	38,499,123
Pool CA7604, 3.00%, 11/01/2050	55,242,615	49,291,537
Pool CA8230, 2.50%, 12/01/2050	67,158,630	56,500,094
Pool CB0290, 2.00%, 04/01/2051	107,949,418	85,627,635
Pool CB1806, 2.50%, 10/01/2051	32,821,772	27,626,144
Pool CB2162, 3.00%, 11/01/2051	91,540,779	80,460,830
Pool CB2345, 2.00%, 12/01/2051	21,474,742	17,351,598
Pool CB4135, 5.00%, 07/01/2052	94,342,234	92,909,198
Pool CB4140, 5.00%, 07/01/2052	60,150,003	59,267,963
Pool CB5025, 5.50%, 11/01/2052	41,713,463	42,166,089
Pool CB7443, 6.00%, 11/01/2053	49,147,741	50,149,863
Pool CB9813, 6.00%, 01/01/2055	40,121,895	41,189,516
Pool CB9991, 6.00%, 02/01/2055	73,757,135	75,607,023
Pool FA0188, 1.50%, 08/01/2037	50,561,622	45,058,644
Pool FA0410, 5.50%, 01/01/2055	24,315,043	24,469,951
Pool FA0581, 3.00%, 12/01/2047	11,968,638	10,816,601
Pool FA1022, 2.50%, 02/01/2052	80,961,244	68,329,254
Pool FA1599, 5.50%, 05/01/2055	24,943,765	25,060,159
Pool FM2568, 3.00%, 05/01/2038	9,673,824	9,193,060

	Par	Value
Pool FM2743, 3.00%, 02/01/2034	$16,465,058	$15,993,985
Pool FM2972, 4.00%, 12/01/2044	83,937,117	80,801,550
Pool FM3117, 3.00%, 05/01/2050	32,127,415	28,567,030
Pool FM3160, 4.50%, 02/01/2049	7,168,219	6,932,981
Pool FM3946, 4.00%, 01/01/2049	2,530,145	2,395,830
Pool FM4481, 1.50%, 10/01/2035	24,136,708	21,570,349
Pool FM4561, 2.50%, 10/01/2050	35,135,265	29,556,630
Pool FM4875, 2.50%, 11/01/2050	5,547,943	4,690,461
Pool FM4908, 2.50%, 11/01/2050	46,703,720	39,256,191
Pool FM5024, 2.50%, 12/01/2050	45,651,809	38,268,186
Pool FM5262, 3.50%, 10/01/2040	8,366,161	8,004,876
Pool FM5368, 1.50%, 12/01/2035	45,792,305	40,923,060
Pool FM5535, 2.50%, 01/01/2041	21,212,878	19,032,312
Pool FM6058, 3.50%, 02/01/2037	4,034,895	3,918,295
Pool FM6422, 1.50%, 03/01/2036	2,226,587	1,989,811
Pool FM6990, 3.00%, 08/01/2040	22,591,356	21,005,405
Pool FM7064, 2.50%, 01/01/2051	28,621,471	24,123,546
Pool FM7381, 2.50%, 05/01/2051	31,565,304	26,611,691
Pool FM7466, 2.50%, 05/01/2051	65,455,865	55,334,670
Pool FM7830, 2.50%, 04/01/2051	15,934,755	13,401,527
Pool FM7911, 2.50%, 06/01/2051	21,755,972	18,390,419
Pool FM7962, 2.50%, 07/01/2051	57,986,820	49,032,617
Pool FM8150, 2.00%, 07/01/2051	37,986,451	30,637,657
Pool FM8215, 2.50%, 03/01/2051	17,109,187	14,422,013
Pool FM8318, 2.50%, 07/01/2051	19,456,852	16,317,275
Pool FM8322, 2.00%, 08/01/2051	13,483,859	10,871,121
Pool FM8644, 4.00%, 06/01/2039	6,123,310	6,055,876
Pool FM8804, 2.50%, 09/01/2051	108,680,744	91,184,768

The accompanying notes are an integral part of these financial statements.

82

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Pool FM9243, 3.00%, 10/01/2051	$53,142,296	$46,407,223
Pool FM9284, 2.50%, 11/01/2051	24,817,111	20,836,918
Pool FM9479, 2.50%, 11/01/2051	85,676,101	71,877,430
Pool FM9495, 2.00%, 11/01/2051	50,272,270	40,451,072
Pool FM9599, 2.50%, 11/01/2051	28,298,165	24,098,006
Pool FM9671, 2.00%, 12/01/2051	91,230,796	73,340,470
Pool FM9700, 2.00%, 12/01/2051	31,501,924	25,394,420
Pool FM9732, 2.50%, 12/01/2051	67,208,923	56,369,616
Pool FM9781, 2.50%, 12/01/2051	15,099,233	12,675,146
Pool FM9807, 2.00%, 12/01/2051	28,755,177	23,137,553
Pool FM9877, 2.50%, 12/01/2051	110,912,925	93,397,375
Pool FP0057, 4.00%, 08/01/2050	22,453,449	21,469,824
Pool FS0192, 2.50%, 01/01/2052	37,947,338	31,926,098
Pool FS0216, 2.00%, 01/01/2037	23,975,052	22,126,758
Pool FS0493, 3.00%, 02/01/2052	21,245,747	18,669,540
Pool FS0585, 3.00%, 02/01/2052	26,295,259	23,106,921
Pool FS0739, 3.50%, 02/01/2052	25,467,737	23,080,052
Pool FS1005, 2.00%, 02/01/2042	33,218,077	28,594,170
Pool FS1009, 2.00%, 02/01/2042	33,695,432	29,043,716
Pool FS1093, 3.50%, 04/01/2052	71,387,688	64,528,126
Pool FS1115, 2.50%, 05/01/2051	54,786,677	46,717,171
Pool FS1120, 3.00%, 03/01/2052	57,378,238	50,227,643
Pool FS1226, 4.00%, 05/01/2049	6,015,589	5,692,874
Pool FS1365, 2.50%, 03/01/2042	41,017,328	36,554,350
Pool FS1974, 1.50%, 02/01/2036	32,034,276	28,627,443
Pool FS2111, 4.50%, 10/01/2045	86,140,019	84,772,808
Pool FS2166, 4.50%, 07/01/2052	13,038,826	12,569,940

	Par	Value
Pool FS2488, 2.50%, 10/01/2034	$32,608,650	$30,766,067
Pool FS2648, 3.00%, 10/01/2049	17,933,283	16,199,619
Pool FS2917, 3.00%, 11/01/2033	24,679,352	23,994,152
Pool FS2918, 3.00%, 09/01/2033	18,697,572	18,131,759
Pool FS4603, 2.00%, 05/01/2042	134,465,542	116,060,105
Pool FS4654, 2.00%, 07/01/2051	71,653,910	57,172,749
Pool FS4973, 3.50%, 06/01/2032	42,313,763	41,391,281
Pool FS5120, 6.00%, 07/01/2053	9,744,756	10,049,640
Pool FS5577, 6.00%, 08/01/2053	28,570,258	29,279,232
Pool FS5760, 3.50%, 11/01/2048	46,376,277	43,020,657
Pool FS5788, 6.50%, 09/01/2053	23,544,735	24,571,763
Pool FS5799, 2.50%, 09/01/2050	27,414,064	22,974,220
Pool FS5815, 3.00%, 04/01/2048	73,877,917	66,720,537
Pool FS5816, 3.50%, 07/01/2047	32,345,802	30,350,758
Pool FS7830, 2.50%, 11/01/2047	29,858,629	25,601,359
Pool FS8498, 6.00%, 08/01/2054	37,388,284	38,294,423
Pool FS8579, 2.00%, 08/01/2042	87,890,744	75,431,305
Pool FS8752, 6.00%, 08/01/2054	46,663,099	47,938,128
Pool FS8915, 2.00%, 08/01/2042	49,235,679	42,454,496
Pool FS8954, 2.00%, 01/01/2042	108,580,752	93,602,713
Pool FS9401, 6.00%, 10/01/2054	15,774,213	16,137,345
Pool FS9402, 6.00%, 10/01/2054	138,614,478	142,052,428
Pool FS9404, 6.00%, 10/01/2054	45,809,755	47,003,831
Pool MA0140, 4.50%, 08/01/2029	216,003	215,959
Pool MA0171, 4.50%, 09/01/2029	243,052	243,001
Pool MA0583, 4.00%, 12/01/2040	2,462,008	2,378,660
Pool MA0949, 3.50%, 01/01/2032	10,509,522	10,303,471
Pool MA1200, 3.00%, 10/01/2032	562,173	541,555

The accompanying notes are an integral part of these financial statements.

83

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Pool MA1275, 3.00%, 12/01/2032	$1,780,317	$1,712,473
Pool MA1608, 3.50%, 10/01/2033	5,905,677	5,761,802
Pool MA1764, 4.00%, 01/01/2034	1,944,041	1,923,630
Pool MA1922, 4.00%, 06/01/2034	2,519,576	2,499,348
Pool MA1960, 4.00%, 07/01/2034	25,139,043	24,845,512
Pool MA2019, 4.00%, 09/01/2034	2,882,012	2,847,814
Pool MA2287, 3.00%, 06/01/2035	3,784,772	3,578,450
Pool MA2804, 3.00%, 11/01/2036	11,915,340	11,283,438
Pool MA2841, 2.50%, 12/01/2036	6,477,697	6,009,345
Pool MA3183, 4.00%, 11/01/2047	7,799,655	7,384,554
Pool MA3281, 4.00%, 02/01/2038	8,477,698	8,341,254
Pool MA3305, 3.50%, 03/01/2048	17,699,974	16,213,375
Pool MA3333, 4.00%, 04/01/2048	26,905,982	25,467,219
Pool MA3468, 4.50%, 09/01/2048	7,619,713	7,407,106
Pool MA4047, 2.00%, 06/01/2050	112,709,188	90,106,463
Pool MA4119, 2.00%, 09/01/2050	38,562,828	30,689,915
Pool MA4159, 2.50%, 10/01/2050	59,029,993	49,212,964
Pool MA4175, 1.50%, 11/01/2040	119,063,235	99,349,322
Pool MA4182, 2.00%, 11/01/2050	200,989,827	160,433,756
Pool MA4202, 1.50%, 12/01/2040	37,682,260	31,325,334
Pool MA4206, 2.00%, 12/01/2035	37,362,159	34,345,663
Pool MA4208, 2.00%, 12/01/2050	57,283,847	45,689,212
Pool MA4501, 2.00%, 12/01/2041	108,241,662	93,175,431
Pool MA4540, 2.00%, 02/01/2042	11,532,899	9,916,779
Pool MA4570, 2.00%, 03/01/2042	59,735,007	51,308,536
Freddie Mac Seasoned Credit Risk Transfer Trust
Series 2019-4, Class MA, 3.00%, 02/25/2059 (Callable 01/25/2049)	26,020,544	24,115,536

	Par	Value
Series 2020-2, Class MT, 2.00%, 11/25/2059 (Callable 05/25/2048)	$38,766,363	$31,055,447
Series 2020-3, Class MT, 2.00%, 05/25/2060 (Callable 01/25/2048)	32,515,038	25,758,497
Series 2021-3, Class MTU, 2.50%, 03/25/2061 (Callable 03/25/2052)	60,250,946	48,440,628
Series 2022-1, Class MTU, 3.25%, 11/25/2061 (Callable 07/25/2047)	47,687,255	41,018,812
Ginnie Mae II Pool
Pool 784551, 3.00%, 11/20/2046	16,841,418	15,180,983
Pool 785025, 3.50%, 02/20/2050	51,738,798	47,510,357
Pool 785433, 2.50%, 04/20/2051	55,246,550	46,679,531
Pool 785447, 2.50%, 03/20/2051	41,203,129	34,540,003
Pool 785531, 2.50%, 06/20/2051	28,379,579	23,978,639
Pool 785558, 2.50%, 07/20/2051	94,301,553	79,437,778
Pool 785575, 2.50%, 08/20/2051	80,088,900	67,013,054
Pool 785615, 2.50%, 08/20/2051	31,180,129	26,239,164
Pool 786333, 4.00%, 04/20/2052	22,079,141	20,555,659
Pool 786809, 5.50%, 06/20/2053	41,890,523	42,357,374
Pool 786812, 5.50%, 07/20/2053	17,144,886	17,451,894
Pool 786904, 6.00%, 08/20/2053	24,468,299	25,108,247
Pool 787026, 6.00%, 10/20/2053	29,734,015	30,503,632
Pool 787253, 6.00%, 02/20/2054	71,568,099	73,758,550
Pool 787304, 6.00%, 03/20/2054	90,262,779	93,302,323
Pool 787312, 2.50%, 03/20/2052	115,797,052	98,860,523
Pool 787313, 2.50%, 09/20/2051	82,815,632	69,628,826
Pool 787387, 5.50%, 04/20/2054	33,537,266	33,735,721
Pool MA0022, 3.50%, 04/20/2042	55,777,071	52,225,594
Pool MA0154, 3.50%, 06/20/2042	23,934,303	22,402,836
Pool MA0220, 3.50%, 07/20/2042	35,644,487	33,360,014
Pool MA0318, 3.50%, 08/20/2042	15,900,310	14,879,591

The accompanying notes are an integral part of these financial statements.

84

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Pool MA1157, 3.50%, 07/20/2043	$16,645,233	$15,562,973
Pool MA1225, 4.00%, 08/20/2043	23,789,322	22,723,220
Pool MA1286, 4.00%, 09/20/2043	33,853,213	32,315,107
Pool MA1376, 4.00%, 10/20/2043	3,645,966	3,478,809
Pool MA1449, 4.00%, 11/20/2043	33,329,577	31,787,769
Pool MA1677, 3.50%, 02/20/2044	25,247,768	23,569,359
Pool MA2224, 4.00%, 09/20/2044	14,133,931	13,433,661
Pool MA2522, 4.00%, 01/20/2045	3,072,579	2,919,123
Pool MA3375, 3.00%, 01/20/2046	19,044,458	17,104,969
Pool MA3597, 3.50%, 04/20/2046	22,096,068	20,563,378
Pool MA3663, 3.50%, 05/20/2046	13,774,837	12,819,347
Pool MA3736, 3.50%, 06/20/2046	22,970,516	21,365,278
Pool MA4385, 5.00%, 04/20/2047	608,743	608,838
Pool MA4509, 3.00%, 06/20/2047	9,895,829	8,869,947
Pool MA4721, 4.50%, 09/20/2047	2,932,545	2,869,557
Pool MA4963, 4.00%, 01/20/2048	4,107,318	3,865,127
Pool MA5765, 5.00%, 02/20/2049	29,657,528	29,590,707
Pool MA7990, 4.00%, 04/20/2052	15,495,056	14,471,193
Pool MA8571, 6.00%, 01/20/2053	24,584,427	24,973,506
Government National Mortgage Association (GNMA)
Pool 3474, 6.00%, 11/20/2033	12,215	12,612
Pool 4747, 5.00%, 07/20/2040	533,931	540,494
Pool 5202, 3.50%, 10/20/2041	2,506,320	2,347,775
Pool 778793, 3.50%, 01/15/2042	4,329,697	4,050,988
Pool AL9364, 3.50%, 03/20/2045	4,857,690	4,439,797
Pool MA0155, 4.00%, 06/20/2042	2,837,698	2,713,515
Pool MA0392, 3.50%, 09/20/2042	73,975,332	69,218,767

	Par	Value
Pool MA0699, 3.50%, 01/20/2043	$22,242,462	$20,805,568
Pool MA2753, 3.00%, 04/20/2045	5,730,517	5,154,378
Pool MA2754, 3.50%, 04/20/2045	7,170,985	6,675,010
Pool MA3035, 4.00%, 08/20/2045	2,462,134	2,330,025
Pool MA3378, 4.50%, 01/20/2046	4,069,797	3,970,399
Pool MA3598, 4.00%, 04/20/2046	2,759,110	2,615,357
Pool MA3664, 4.00%, 05/20/2046	6,559,660	6,216,675
Pool MA4512, 4.50%, 06/20/2047	9,466,416	9,241,202
Pool MA4588, 4.50%, 07/20/2047	2,222,006	2,191,055
TOTAL AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $11,509,405,195)		10,834,971,389
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 5.0%
Arroyo Mortgage Trust
Series 2019-3, Class A1, 2.96%, 10/25/2048 (Callable 07/25/2025)(a)(e)	6,269,543	5,982,553
Series 2020-1, Class A1A, 1.66%, 03/25/2055 (Callable 07/25/2025)(a)	4,813,935	4,595,086
Bayview Financial Acquisition Trust, Series 2007-B, Class 1A2, 7.33%, 08/28/2047 (Callable 07/28/2025)(d)	674,841	595,338
Bear Stearns Asset Backed Securities Trust, Series 2004-AC2, Class 2A, 5.00%, 05/25/2034 (Callable 07/25/2025)	105,021	86,837
BRAVO Residential Funding Trust, Series 2023-RPL1, Class A1, 5.00%, 05/25/2063 (Callable 03/25/2041)(a)(e)	76,107,586	75,350,506
Chase Mortgage Finance Corp.
Series 2023-RPL1, Class A1, 3.50%, 06/25/2062 (Callable 09/25/2046)(a)(e)	105,003,646	96,406,714
Series 2023-RPL2, Class A1, 3.25%, 03/25/2063 (Callable 01/25/2048)(a)(e)	57,260,240	51,475,055
Series 2023-RPL3, Class A1, 3.25%, 09/25/2063 (Callable 02/25/2048)(a)(e)	118,251,584	105,800,851

The accompanying notes are an integral part of these financial statements.

85

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Series 2024-RPL1, Class A1A, 3.25%, 03/25/2064 (Callable 11/25/2048)(a)(e)	$61,994,940	$55,100,241
Series 2024-RPL3, Class A1A, 3.25%, 09/25/2064 (Callable 06/25/2049)(a)(e)	56,170,480	49,942,864
CIM Trust
Series 2022-R2, Class A1, 3.75%, 12/25/2061 (Callable 05/25/2027)(a)(e)	42,466,629	40,398,526
Series 2022-R3, Class A1, 4.50%, 03/25/2062 (Callable 09/25/2027)(a)(e)	46,586,014	45,699,170
Series 2023-R2, Class A1, 5.50%, 08/25/2064 (Callable 03/25/2028)(a)(e)	73,364,206	74,022,040
Citigroup Mortgage Loan Trust, Inc., Series 2005-9, Class 2A2, 5.50%, 11/25/2035 (Callable 07/25/2025)	5,613	3,915
Countrywide Alternative Loan Trust, Series 2006-28CB, Class A17, 6.00%, 10/25/2036 (Callable 07/25/2025)	391,244	185,392
Countrywide Asset-Backed Certificates
Series 2004-S1, Class A3, 5.12%, 02/25/2035 (Callable 07/25/2025)(d)	38,847	38,595
Series 2005-10, Class AF6, 4.14%, 02/25/2036 (Callable 07/25/2025)(e)	916	910
Series 2005-17, Class 1AF5, 5.56%, 05/25/2036 (Callable 07/25/2025)(e)	31,382	29,799
Credit Suisse Management LLC, Series 2003-AR26, Class 8A1, 6.18%, 11/25/2033 (Callable 07/25/2025)(e)	1,806,568	1,734,639
FirstKey Homes Trust
Series 2021-SFR1, Class A, 1.54%, 08/17/2038(a)	130,054,115	125,669,990
Series 2021-SFR2, Class A, 1.38%, 09/17/2038(a)	45,416,151	43,679,106
Series 2022-SFR1, Class A, 4.15%, 05/19/2039(a)	119,577,450	118,788,944
Series 2022-SFR2, Class A, 4.25%, 07/17/2039(a)	7,300,559	7,265,034
Series 2022-SFR3, Class A, 4.25%, 07/17/2038(a)	55,470,710	55,106,834
Home Partners of America Trust, Series 2021-2, Class A, 1.90%, 12/17/2026(a)	96,076,911	92,510,930

	Par	Value
Impac CMB Trust, Series 2004-4, Class 2A2, 5.27%, 09/25/2034 (Callable 07/25/2025)(d)	$32,188	$38,524
Imperial Fund Mortgage Trust, Series 2022-NQM3, Class A1, 4.38%, 05/25/2067 (Callable 07/25/2025)(a)(d)	5,291,434	5,268,558
JP Morgan Mortgage Trust
Series 2006-A7, Class 2A4R, 4.48%, 01/25/2037 (Callable 07/25/2025)(e)	165,690	129,173
Series 2007-A1, Class 5A2, 6.37%, 07/25/2035 (Callable 09/25/2026)(e)	405,790	411,836
Series 2007-A1, Class 5A5, 6.37%, 07/25/2035 (Callable 09/25/2026)(e)	614,432	624,069
Series 2007-A2, Class 2A3, 5.61%, 04/25/2037 (Callable 07/25/2025)(e)	497,473	372,148
METLIFE SECURITIZATION TRUST, Series 2019-1A, Class A1A, 3.75%, 04/25/2058 (Callable 09/25/2036)(a)(e)	2,697,562	2,651,605
Mill City Mortgage Trust, Series 2021-NMR1, Class A1, 1.13%, 11/25/2060 (Callable 11/25/2046)(a)(e)	8,732,667	8,333,326
MLCC Mortgage Investors, Inc., Series 2004-F, Class A1A, 5.34%, 12/25/2029 (Callable 07/25/2025)(e)	1,034,953	993,696
Morgan Stanley Mortgage Loan Trust, Series 2004-7AR, Class 2A1, 5.70%, 09/25/2034 (Callable 04/25/2027)(e)	449,958	444,650
New Residential Mortgage Loan Trust
Series 2017-2A, Class A3, 4.00%, 03/25/2057 (Callable 08/25/2031)(a)(e)	3,438,555	3,323,479
Series 2017-3A, Class A1, 4.00%, 04/25/2057 (Callable 03/25/2033)(a)(e)	4,885,543	4,715,639
Series 2017-4A, Class A1, 4.00%, 05/25/2057 (Callable 09/25/2031)(a)(e)	7,289,031	6,997,671
Series 2018-1A, Class A1A, 4.00%, 12/25/2057 (Callable 04/25/2033)(a)(e)	9,323,027	9,090,464
Onslow Bay Mortgage Loan Trust
Series 2022-NQM2, Class A1, 2.98%, 01/25/2062 (Callable 07/25/2025)(a)(e)	71,775,834	68,079,128
Series 2024-HYB1, Class A1, 3.65%, 03/25/2053 (Callable 02/25/2038)(a)(e)	31,324,037	30,852,661

The accompanying notes are an integral part of these financial statements.

86

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Series 2024-HYB2, Class A1, 3.68%, 04/25/2053 (Callable 02/25/2036)(a)(e)	$36,367,361	$36,300,492
Progress Residential Trust
Series 2021-SFR8, Class A, 1.51%, 10/17/2038(a)	72,449,444	70,249,176
Series 2023-SFR2, Class A, 4.50%, 10/17/2040(a)	15,309,675	15,262,180
Series 2024-SFR1, Class A, 3.35%, 02/17/2041(a)	5,286,319	5,062,526
RALI Trust, Series 2004-QS6, Class A1, 5.00%, 10/25/2063	6,127	5,351
Renaissance NIM Trust, Series 2007-1, Class AF3, 5.61%, 04/25/2037 (Callable 10/25/2030)(d)	2,482,525	570,094
Rithm Capital Corp.
Series 2020-1A, Class A1B, 3.50%, 10/25/2059 (Callable 03/25/2036)(a)(e)	7,667,427	7,187,143
Series 2022-NQM2, Class A1, 3.08%, 03/27/2062 (Callable 07/25/2025)(a)(e)	29,320,261	27,606,882
Series 2024-NQM2, Class A1, 0.00%, 09/25/2064 (Callable 06/25/2033)(a)(e)(f)	49,514,031	49,258,633
Starwood Mortgage Residential Trust
Series 2021-4, Class A1, 1.16%, 08/25/2056 (Callable 07/25/2025)(a)(e)	23,566,181	20,628,880
Series 2022-4, Class A1, 5.19%, 05/25/2067 (Callable 07/25/2025)(a)(d)	41,918,498	42,143,810
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 3A1, 5.29%, 09/25/2034 (Callable 07/25/2025)(e)	294,733	288,894
Thornburg Mortgage Securities Trust, Series 2003-5, Class 3A, 5.49%, 10/25/2043 (Callable 07/25/2025)(e)	2,322,492	2,231,560
Towd Point Mortgage Trust
Series 2017-6, Class A1, 2.75%, 10/25/2057 (Callable 03/25/2031)(a)(e)	7,004,287	6,860,175
Series 2018-1, Class A1, 3.00%, 01/25/2058 (Callable 01/25/2029)(a)(e)	505,532	498,723
Series 2018-4, Class A1, 3.00%, 06/25/2058 (Callable 11/25/2032)(a)(e)	10,157,833	9,613,289

	Par	Value
Series 2018-6, Class A1A, 3.75%, 03/25/2058 (Callable 08/25/2029)(a)(e)	$3,339,972	$3,305,592
Series 2019-1, Class A1, 3.75%, 03/25/2058 (Callable 08/25/2029)(a)(e)	16,609,732	16,158,283
Series 2019-4, Class A1, 2.90%, 10/25/2059 (Callable 06/25/2032)(a)(e)	46,387,667	44,515,776
Series 2020-2, Class A1A, 1.64%, 04/25/2060 (Callable 07/25/2033)(a)(e)	111,293,232	100,921,126
Series 2020-4, Class A1, 1.75%, 10/25/2060 (Callable 10/25/2031)(a)	51,925,367	47,032,346
Series 2022-2, Class A1, 3.75%, 07/01/2062 (Callable 10/25/2033)(a)(e)	130,991,594	123,987,473
Series 2022-3, Class A1, 3.75%, 08/01/2062 (Callable 05/25/2031)(a)(e)	127,089,858	120,701,293
Series 2023-1, Class A1, 3.75%, 01/25/2063 (Callable 04/25/2033)(a)	51,146,071	49,415,779
Series 2024-1, Class A1, 4.82%, 03/25/2064 (Callable 12/25/2032)(a)(e)	123,145,714	125,065,346
Series 2024-2, Class A1A, 4.74%, 12/25/2064 (Callable 04/25/2029)(a)(e)	155,907,182	158,060,213
Series 2024-3, Class A1A, 5.11%, 07/25/2065 (Callable 09/25/2029)(a)(e)	74,213,371	75,650,156
Series 2024-5, Class A1A, 4.52%, 10/25/2064 (Callable 07/25/2034)(a)(e)	153,713,651	153,488,245
Series 2025-1, Class A1A, 4.75%, 06/25/2065 (Callable 06/25/2031)(a)(e)	132,225,000	131,930,892
WaMu Mortgage Pass Through Certificates
Series 2004-AR14, Class A1, 5.32%, 01/25/2035 (Callable 07/25/2025)(e)	2,400,038	2,255,315
Series 2004-CB2, Class 3A, 6.00%, 08/25/2034 (Callable 07/25/2025)	1,822,313	1,868,070
Series 2004-CB3, Class 2A, 6.50%, 10/25/2034 (Callable 07/25/2025)	795,746	823,247
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES
(Cost $2,649,847,225)		2,641,743,456

The accompanying notes are an integral part of these financial statements.

87

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.1%
BANK-2017
Series 2017-BNK4, Class A3, 3.36%, 05/15/2050 (Callable 04/15/2027)	$30,855,622	$30,381,680
Series 2017-BNK4, Class A4, 3.63%, 05/15/2050 (Callable 04/15/2027)	44,885,000	44,180,826
Series 2017-BNK5, Class A5, 3.39%, 06/15/2060 (Callable 07/15/2027)	22,501,000	22,039,313
Series 2017-BNK7, Class A4, 3.18%, 09/15/2060 (Callable 09/15/2027)	21,500,000	21,031,997
Series 2017-BNK7, Class A5, 3.44%, 09/15/2060 (Callable 09/15/2027)	350,000	342,154
Series 2017-BNK8, Class A4, 3.49%, 11/15/2050 (Callable 11/15/2027)	68,313,000	65,994,798
Series 2017-BNK9, Class A4, 3.54%, 11/15/2054 (Callable 12/15/2029)	98,103,000	95,696,259
BANK-2018
Series 2018-BN10, Class A5, 3.69%, 02/15/2061 (Callable 02/15/2028)	11,050,000	10,843,269
Series 2018-BN12, Class A4, 4.26%, 05/15/2061 (Callable 05/15/2028)(e)	17,442,008	17,369,348
Series 2018-BN13, Class A5, 4.22%, 08/15/2061 (Callable 08/15/2028)(e)	8,565,000	8,466,777
BANK-2019, Series 2019-BN21, Class A5, 2.85%, 10/17/2052 (Callable 10/15/2029)	39,710,000	36,619,399
BANK-2020, Series 2020-BN29, Class A4, 2.00%, 11/15/2053 (Callable 12/15/2030)	67,160,000	57,438,214
BANK-2022, Series 2022-BNK44, Class A5, 5.94%, 11/15/2055 (Callable 11/15/2032)(e)	56,200,000	58,980,270
BANK5 Trust
Series 2023-5YR3, Class A2, 6.26%, 09/15/2056 (Callable 09/15/2028)	68,818,745	71,579,795
Series 2024-5YR7, Class A3, 5.77%, 06/15/2057 (Callable 06/15/2029)	121,425,000	126,197,379
Series 2025-5YR13, Class A2, 5.03%, 01/15/2058 (Callable 02/15/2030)	38,350,000	38,882,275
Series 2025-5YR14, Class A3, 5.65%, 04/15/2058 (Callable 04/15/2030)	40,030,000	41,665,758

	Par	Value
Benchmark Mortgage Trust
Series 2018-B6, Class A4, 4.26%, 10/10/2051 (Callable 10/10/2028)	$20,140,000	$19,863,554
Series 2018-B8, Class A5, 4.23%, 01/15/2052 (Callable 12/15/2028)	24,235,000	23,729,836
Series 2019-B14, Class A5, 3.05%, 12/15/2062 (Callable 11/15/2029)	28,769,000	26,878,028
Series 2020-B20, Class A5, 2.03%, 10/15/2053 (Callable 10/15/2030)	31,916,000	27,555,202
Series 2020-B21, Class A5, 1.98%, 12/17/2053 (Callable 12/15/2030)	35,697,743	30,934,914
Series 2021-B24, Class A5, 2.58%, 03/15/2054 (Callable 03/15/2031)	26,400,000	23,172,917
Series 2021-B31, Class A5, 2.67%, 12/15/2054 (Callable 12/15/2031)	29,775,000	26,170,924
Series 2023-V3, Class A2, 5.90%, 07/15/2056 (Callable 07/15/2028)	36,950,000	38,217,097
Series 2024-V10, Class A2, 4.80%, 09/15/2057 (Callable 10/15/2029)	82,950,000	83,546,825
Series 2024-V11, Class A2, 5.42%, 11/15/2057 (Callable 11/15/2029)	40,375,000	41,546,779
Series 2025-V13, Class A3, 5.22%, 02/15/2058 (Callable 02/15/2030)	68,500,000	69,999,081
Cantor Commercial Real Estate Lending LP
Series 2019-CF1, Class A5, 3.79%, 05/15/2052 (Callable 05/15/2029)	3,950,000	3,795,024
Series 2019-CF3, Class A4, 3.01%, 01/15/2053 (Callable 12/15/2029)	5,651,725	5,243,941
CCUBS Commercial Mortgage Trust, Series 2017-C1, Class A4, 3.54%, 11/15/2050 (Callable 12/15/2027)(e)	9,000,279	8,688,903
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A3, 3.87%, 01/10/2048 (Callable 01/10/2026)	18,107,455	18,013,495
Series 2016-C4, Class A4, 3.28%, 05/10/2058 (Callable 11/10/2026)	36,850,980	36,467,125

The accompanying notes are an integral part of these financial statements.

88

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - (Continued)
Citigroup Commercial Mortgage Trust
Series 2015-GC33, Class A4, 3.78%, 09/10/2058 (Callable 05/10/2026)	$7,501,627	$7,475,921
Series 2015-GC35, Class A4, 3.82%, 11/10/2048 (Callable 10/10/2027)	68,675,000	68,165,466
Series 2017-P7, Class A4, 3.71%, 04/14/2050 (Callable 04/14/2027)	12,275,000	12,006,279
Series 2017-P8, Class A4, 3.47%, 09/15/2050 (Callable 09/15/2027)	22,000,000	21,213,183
Series 2019-C7, Class A4, 3.10%, 12/15/2072 (Callable 12/15/2029)	23,480,000	21,973,669
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2016-C3, Class ASB, 2.76%, 08/10/2049 (Callable 08/10/2026)	2,216,609	2,197,803
Series 2016-CD1, Class A4, 2.72%, 08/10/2049 (Callable 08/10/2027)	49,411,454	47,696,111
Series 2017-C6, Class A5, 3.33%, 06/10/2050 (Callable 04/10/2028)	23,800,000	23,276,509
Series 2017-CD3, Class A4, 3.63%, 02/10/2050 (Callable 08/10/2027)	7,200,000	6,929,998
Series 2018-CD7, Class A4, 4.28%, 08/15/2051 (Callable 08/15/2028)	7,400,000	7,321,166
Computershare Corporate Trust
Series 2015-SG1, Class A4, 3.79%, 09/15/2048 (Callable 08/15/2025)	14,049,722	14,009,603
Series 2016-C34, Class A4, 3.10%, 06/15/2049 (Callable 05/15/2026)	10,250,000	10,048,040
Series 2016-C35, Class A4, 2.93%, 07/15/2048 (Callable 07/15/2026)	25,670,000	25,184,342
Series 2017-C42, Class A4, 3.59%, 12/15/2050 (Callable 12/15/2027)	7,315,000	7,103,126
Series 2017-RC1, Class A4, 3.63%, 01/15/2060 (Callable 03/15/2027)	14,349,000	14,149,275
Series 2019-C50, Class ASB, 3.64%, 05/15/2052 (Callable 05/15/2029)	15,697,614	15,471,282
Series 2019-C51, Class A4, 3.31%, 06/15/2052 (Callable 06/15/2029)	22,581,000	21,161,522

	Par	Value
Series 2019-C52, Class A5, 2.89%, 08/15/2052 (Callable 08/15/2029)	$10,000,000	$9,311,692
Series 2019-C54, Class A4, 3.15%, 12/15/2052 (Callable 11/15/2029)	30,610,609	28,887,908
CSAIL Commercial Mortgage Trust
Series 2016-C7, Class A5, 3.50%, 11/15/2049 (Callable 11/15/2026)	5,000,000	4,922,841
Series 2018-CX11, Class A4, 3.77%, 04/15/2051 (Callable 04/15/2028)	8,220,218	8,067,775
Series 2018-CX11, Class A5, 4.03%, 04/15/2051 (Callable 04/15/2028)(e)	22,023,039	21,643,221
Series 2018-CX12, Class A4, 4.22%, 08/15/2051 (Callable 08/15/2028)(e)	18,608,000	18,369,410
Series 2019-C16, Class A3, 3.33%, 06/15/2052 (Callable 06/15/2029)	33,939,000	32,228,790
Series 2019-C17, Class A5, 3.02%, 09/15/2052 (Callable 09/15/2029)	16,475,000	15,360,674
DBGS Mortgage Trust, Series 2018-C1, Class A4, 4.47%, 10/15/2051 (Callable 10/15/2028)	19,875,000	19,617,587
GS Mortgage Securities Corp. II
Series 2015-GS1, Class A3, 3.73%, 11/10/2048 (Callable 11/10/2025)	30,493,248	30,300,336
Series 2017-GS8, Class A4, 3.47%, 11/10/2050 (Callable 11/10/2027)	23,655,000	22,988,911
JP Morgan Chase Commercial Mortgage Securities, Series 2017-JP7, Class A5, 3.45%, 09/15/2050 (Callable 04/15/2028)	10,500,000	10,213,578
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A5, 3.82%, 07/15/2048 (Callable 07/15/2025)	15,260,939	15,218,448
JPMDB Commercial Mortgage Securities Trust
Series 2016-C2, Class A4, 3.14%, 06/15/2049 (Callable 05/15/2026)	19,890,000	19,515,859
Series 2017-C5, Class A5, 3.69%, 03/15/2050 (Callable 08/15/2027)	24,380,000	23,736,329
Series 2017-C7, Class A5, 3.41%, 10/15/2050 (Callable 11/15/2027)	17,170,000	16,656,320

The accompanying notes are an integral part of these financial statements.

89

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - (Continued)
Morgan Stanley ABS Capital I, Inc., Series 2021-L7, Class A5, 2.57%, 10/15/2054 (Callable 10/15/2031)	$7,295,000	$6,390,969
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C30, Class A5, 2.86%, 09/15/2049 (Callable 10/15/2026)	25,444,000	24,812,488
Series 2016-C31, Class A5, 3.10%, 11/15/2049 (Callable 11/15/2026)	6,025,000	5,863,599
Series 2017-C34, Class A4, 3.54%, 11/15/2052 (Callable 10/15/2027)	41,287,079	40,325,445
Series 2025-5C1, Class A2, 4.91%, 03/15/2058 (Callable 03/15/2030)	34,075,000	34,321,822
Morgan Stanley Capital I Trust 2014-MP, Series 2015-UBS8, Class A4, 3.81%, 12/15/2048 (Callable 12/15/2025)	72,694,000	72,247,092
Morgan Stanley Capital I, Inc.
Series 2016-UB12, Class A4, 3.60%, 12/15/2049 (Callable 11/15/2026)	8,500,000	8,302,000
Series 2018-H3, Class A5, 4.18%, 07/15/2051 (Callable 07/15/2028)	22,101,510	21,790,997
Series 2018-H4, Class A3, 4.04%, 12/15/2051 (Callable 01/15/2029)	8,829,018	8,728,628
Series 2018-H4, Class A4, 4.31%, 12/15/2051 (Callable 01/15/2029)	7,750,000	7,677,388
UBS Commercial Mortgage Trust
Series 2017-C2, Class A4, 3.49%, 08/15/2050 (Callable 08/15/2027)	3,500,000	3,412,138
Series 2018-C11, Class A5, 4.24%, 06/15/2051 (Callable 07/15/2028)(e)	16,652,859	16,451,616
Series 2019-C17, Class A4, 2.92%, 10/15/2052 (Callable 10/15/2029)	71,060,966	66,269,673
Series 2019-C18, Class A4, 3.04%, 12/15/2052 (Callable 12/15/2029)	6,480,000	5,968,300
TOTAL NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $2,228,908,252)		2,176,518,285

	Par	Value
ASSET-BACKED SECURITIES - 2.7%
Chase Auto Owner Trust, Series 2024-2A, Class A3, 5.52%, 06/25/2029 (Callable 10/25/2027)(a)	$83,500,000	$84,788,413
Financial Holding Corp.
Series 2023-A, Class A, 5.80%, 03/15/2028(a)	28,645,000	28,883,198
Series 2024-F, Class A, 4.75%, 08/15/2029(a)	35,175,000	35,448,950
Series 2025-B, Class A, 4.85%, 02/15/2030(a)	26,025,000	26,344,093
First National Master Note Trust
Series 2023-2, Class A, 5.77%, 09/15/2029	52,800,000	53,703,725
Series 2024-1, Class A, 5.34%, 05/15/2030	41,875,000	42,712,605
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85%, 08/15/2035 (Callable 02/15/2028)(a)	139,364,000	141,374,395
Ford Credit Auto Receivables Six LLC, Series 2025-1, Class A, 4.86%, 08/15/2037 (Callable 02/15/2030)(a)(d)	103,350,000	105,408,691
Ford Credit Floorplan LLC, Series 2024-3, Class A1, 4.30%, 09/15/2029(a)	199,600,000	199,914,749
General Motors Co.
Series 2023-2, Class A, 5.34%, 06/15/2030(a)	25,000,000	25,741,653
Series 2024-1A, Class A1, 5.13%, 03/15/2029(a)	8,000,000	8,116,532
Series 2024-4A, Class A1, 4.73%, 11/15/2029(a)	50,000,000	50,575,825
GM Financial Revolving Receivables Trust
Series 2022-1, Class A, 5.91%, 10/11/2035 (Callable 11/11/2027)(a)	64,950,000	67,361,132
Series 2024-1, Class A, 4.98%, 12/11/2036 (Callable 03/11/2029)(a)	11,752,000	12,011,819
Navient Student Loan Trust
Series 2021-GA, Class A, 1.58%, 04/15/2070 (Callable 05/15/2030)(a)	11,653,080	10,525,188
Series 2022-A, Class A, 2.23%, 07/15/2070 (Callable 07/15/2030)(a)	17,768,719	16,266,832
Series 2022-BA, Class A, 4.16%, 10/15/2070 (Callable 09/15/2030)(a)	42,398,403	41,213,499
Series 2023-A, Class A, 5.51%, 10/15/2071 (Callable 08/15/2033)(a)	48,422,949	49,483,891

The accompanying notes are an integral part of these financial statements.

90

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36%, 04/20/2062 (Callable 09/20/2029)(a)	$20,211,586	$19,009,381
SBA Depositor LLC, 1.84%, 04/15/2027 (Callable 04/15/2026)(a)	94,050,000	89,555,699
SMB Private Education Loan Trust, Series 2024-D, Class A1A, 5.38%, 07/15/2053(a)	111,804,595	113,996,837
Synchrony Bank
Series 2023-A1, Class A, 5.54%, 07/15/2029	21,357,000	21,600,976
Series 2024-A1, Class A, 5.04%, 03/15/2030	14,625,000	14,819,362
Series 2025-A2, Class A, 4.49%, 05/15/2031	24,925,000	25,156,508
Towd Point Asset Trust, Series 2021-SL1, Class A1, 1.05%, 11/20/2061(a)	4,645,234	4,447,743
Towd Point Mortgage Trust
Series 2020-MH1, Class A1, 2.25%, 02/25/2060 (Callable 07/25/2025)(a)(e)	6,233,840	6,077,375
Series 2020-MH1, Class A1A, 2.18%, 02/25/2060 (Callable 07/25/2025)(a)(e)	9,779,337	9,529,232
Toyota Auto Loan Extended Note Trust, Series 2022-1A, Class A, 3.82%, 04/25/2035 (Callable 04/25/2027)(a)	25,625,000	25,446,555
Verizon Master Trust
Series 2024-5, Class A, 5.00%, 06/21/2032 (Callable 06/20/2029)(a)	56,365,000	57,792,325
Series 2024-8, Class A1A, 4.62%, 11/20/2030 (Callable 11/20/2027)	79,775,000	80,740,852
TOTAL ASSET-BACKED SECURITIES
(Cost $1,455,422,201)		1,468,048,035
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.9%
Federal Home Loan Mortgage Corp.
Series K071, Class A2, 3.29%, 11/25/2027 (Callable 11/25/2027)	25,854,000	25,398,913
Series K072, Class A2, 3.44%, 12/25/2027 (Callable 12/25/2027)	6,050,000	5,961,716
Series K073, Class A2, 3.35%, 01/25/2028 (Callable 01/25/2028)	1,350,000	1,327,174

	Par	Value
Series K074, Class A2, 3.60%, 01/25/2028 (Callable 01/25/2028)	$21,922,000	$21,673,440
Series K076, Class A2, 3.90%, 04/25/2028 (Callable 04/25/2028)	70,395,000	70,085,579
Series K077, Class A2, 3.85%, 05/25/2028 (Callable 05/25/2028)(e)	41,215,000	40,981,476
Series K078, Class A2, 3.85%, 06/25/2028 (Callable 06/25/2028)	26,488,633	26,341,189
Series K080, Class A2, 3.93%, 07/25/2028 (Callable 07/25/2028)(e)	14,950,000	14,895,117
Series K082, Class A2, 3.92%, 09/25/2028 (Callable 09/25/2028)(e)	56,545,000	56,348,738
Series K083, Class A2, 4.05%, 09/25/2028 (Callable 09/25/2028)(e)	1,375,000	1,374,128
Series K-1510, Class A2, 3.72%, 01/25/2031 (Callable 01/25/2031)	39,850,000	38,656,907
Series K156, Class A3, 3.70%, 06/25/2033 (Callable 06/25/2033)(e)	11,088,000	10,464,553
Series K752, Class A2, 4.28%, 07/25/2030 (Callable 07/25/2030)	90,775,000	91,180,810
Federal National Mortgage Association
Series 2020-M47, Class A2, 1.25%, 10/25/2032(e)	66,288,000	56,989,225
Series 2022-M10, Class A2, 1.99%, 01/25/2032(e)	16,975,000	14,692,338
TOTAL AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $483,691,287)		476,371,303
MUNICIPAL BONDS - 0.5%
Atlanta Independent School System, 5.56%, 03/01/2026	4,465,000	4,497,316
California Community Choice Financing Authority
5.95%, 08/01/2029	3,155,000	3,222,686
6.13%, 04/01/2030	5,000,000	5,179,098
California Qualified School Bond Joint Powers Authority, 7.16%, 03/01/2027	2,265,000	2,335,755
Colorado Housing and Finance Authority
6.50%, 11/01/2053 (Callable 05/01/2032)	27,675,000	29,401,137

The accompanying notes are an integral part of these financial statements.

91

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
6.25%, 11/01/2055 (Callable 05/01/2033)	$15,430,000	$16,275,001
Dallas Fort Worth International Airport
2.25%, 11/01/2031 (Callable 11/01/2030)	2,500,000	2,205,009
2.42%, 11/01/2032 (Callable 11/01/2030)	5,000,000	4,342,625
2.52%, 11/01/2033 (Callable 11/01/2030)	1,220,000	1,040,384
Idaho Housing & Finance Association, 6.50%, 01/01/2065 (Callable 07/01/2032)	15,000,000	16,156,614
Kentucky Housing Corp., 3.50%, 01/01/2040 (Callable 08/01/2025)	585,000	580,631
Louisiana Housing Corp., 2.10%, 12/01/2038	515,790	515,790
Maine State Housing Authority, 2.60%, 11/15/2046 (Callable 11/15/2030)	10,000,000	6,541,036
Maryland Community Development Administration, 3.16%, 09/01/2041 (Callable 09/01/2025)	350,000	348,815
Maryland Economic Development Corp., 4.00%, 04/01/2034 (Callable 01/01/2034)	18,060,000	12,956,197
Massachusetts Educational Financing Authority
3.85%, 05/25/2033	6,685,295	6,598,585
6.07%, 07/01/2033	7,855,000	8,196,351
Minnesota Housing Finance Agency
2.73%, 08/01/2046 (Callable 08/01/2025)	1,750,143	1,496,846
3.20%, 06/01/2047 (Callable 07/01/2026)	3,864,882	3,475,282
3.00%, 10/01/2047 (Callable 01/01/2027)	4,631,851	4,099,225
New Hampshire Business Finance Authority
3.25%, 04/01/2028 (Callable 01/01/2028)	45,000,000	24,481,584
3.30%, 04/01/2032 (Callable 01/01/2032)	35,000,000	24,771,719
2.87%, 07/01/2035 (Callable 01/01/2035)	17,030,000	11,801,908
New Hampshire Health and Education Facilities Authority Act, 5.04%, 11/01/2034	7,000,000	6,944,521
New Hampshire Housing Finance Authority, 4.00%, 07/01/2036 (Callable 07/01/2025)	940,000	940,000

	Par	Value
New Jersey Higher Education Student Assistance Authority, 3.50%, 12/01/2039 (Callable 12/01/2028)(g)	$7,130,000	$6,843,686
New York State Dormitory Authority, 2.22%, 07/01/2035	15,000,000	12,398,142
North Carolina Housing Finance Agency, 6.50%, 01/01/2055 (Callable 07/01/2032)	12,465,000	13,091,731
State Public School Building Authority, 2.97%, 04/01/2027	5,550,000	5,435,086
Texas Private Activity Bond Surface Transportation Corp., 3.92%, 12/31/2049	8,800,000	6,868,020
West Contra Costa Unified School District, 6.25%, 08/01/2030	1,785,000	1,948,364
Western Michigan University Homer Stryker MD School of Medicine, 4.75%, 11/15/2028	11,640,000	11,782,822
Westvaco Corp., 7.67%, 01/15/2027(a)	8,000,000	8,236,736
TOTAL MUNICIPAL BONDS (Cost $313,723,822)		265,008,702
OTHER GOVERNMENT RELATED SECURITIES - 0.2%
Electricite de France SA
5.65%, 04/22/2029 (Callable 03/22/2029)(a)	22,000,000	22,823,953
5.95%, 04/22/2034 (Callable 01/22/2034)(a)	12,000,000	12,501,256
Freeport Indonesia PT, 5.32%, 04/14/2032 (Callable 01/01/2032)(a)	15,000,000	15,038,100
NBN Co. Ltd.
2.63%, 05/05/2031 (Callable 02/05/2031)(a)	18,875,000	17,013,527
2.50%, 01/08/2032 (Callable 10/08/2031)(a)	46,650,000	40,790,387
Petroleos Mexicanos
5.95%, 01/28/2031 (Callable 10/28/2030)	558,000	504,449
6.70%, 02/16/2032 (Callable 11/16/2031)	1,020,000	947,659
6.35%, 02/12/2048	8,500,000	5,918,246
TOTAL OTHER GOVERNMENT RELATED SECURITIES
(Cost $123,617,434)		115,537,577

The accompanying notes are an integral part of these financial statements.

92

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 1.6%
Money Market Funds - 1.6%
First American Government Obligations Fund - Class U, 4.27%(h)	829,005,034	$829,005,034
TOTAL SHORT-TERM INVESTMENTS (Cost $829,005,034)		829,005,034
TOTAL INVESTMENTS - 100.2% (Cost $55,590,420,203)		$53,435,114,394
Liabilities in Excess of Other Assets - (0.2)%		(118,396,100)
TOTAL NET ASSETS - 100.0%		$53,316,718,294

Percentages are stated as a percent of net assets.
ASA - Advanced Subscription Agreement
CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
PIK - Payment in Kind
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $10,742,590,748 or 20.1% of the Fund’s net assets.

(b)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(c)	Issuer is currently in default.
(d)	Step coupon bond. The rate disclosed is as of June 30, 2025.
(e)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2025.

(f)	Zero coupon bonds make no periodic interest payments.
(g)	Security subject to the Alternative Minimum Tax (“AMT”). As of June 30, 2025, the total value of securities subject to the AMT was $6,843,686 or 0.0% of net assets.
(h)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

93

Baird Aggregate Bond Fund
Summary of Fair Value Disclosure
as of June 30, 2025 (Unaudited)
Baird Aggregate Bond Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Corporate Bonds	$—	$19,356,036,489	$—	$19,356,036,489
U.S. Treasury Securities	—	15,271,874,124	—	15,271,874,124
Agency Residential Mortgage-Backed Securities	—	10,834,971,389	—	10,834,971,389
Non-Agency Residential Mortgage-Backed Securities	—	2,641,743,456	—	2,641,743,456
Non-Agency Commercial Mortgage-Backed Securities	—	2,176,518,285	—	2,176,518,285
Asset-Backed Securities	—	1,468,048,035	—	1,468,048,035
Agency Commercial Mortgage-Backed Securities	—	476,371,303	—	476,371,303
Municipal Bonds	—	265,008,702	—	265,008,702
Other Government Related Securities	—	115,537,577	—	115,537,577
Money Market Funds	829,005,034	—	—	829,005,034
Total Investments	$829,005,034	$52,606,109,360	$—	$53,435,114,394

Refer to the Schedule of Investments for further disaggregation of investment categories.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.
The accompanying notes are an integral part of these financial statements.

94

Baird Core Plus Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited)

	Par	Value
CORPORATE BONDS - 44.1%
Financials - 19.3%
200 Park Funding Trust, 5.74%, 02/15/2055 (Callable 08/15/2054)(a)	$10,000,000	$9,865,745
ABN AMRO Bank NV
4.75%, 07/28/2025(a)	37,818,000	37,816,583
4.80%, 04/18/2026(a)	47,025,000	47,034,500
1.54% to 06/16/2026 then 1 yr. CMT Rate + 0.80%, 06/16/2027 (Callable 06/16/2026)(a)	12,250,000	11,907,958
4.99% to 12/03/2027 then 1 yr. CMT Rate + 0.78%, 12/03/2028 (Callable 12/03/2027)(a)	31,353,000	31,775,218
5.52% to 12/03/2034 then 1 yr. CMT Rate + 1.25%, 12/03/2035 (Callable 12/03/2034)(a)	22,000,000	22,416,609
3.32% to 03/13/2032 then 5 yr. CMT Rate + 1.90%, 03/13/2037 (Callable 12/13/2031)(a)	31,325,000	27,545,344
AEGON Funding Co. LLC, 5.50%, 04/16/2027 (Callable 03/16/2027)(a)	10,000,000	10,121,470
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.45%, 10/29/2026 (Callable 09/29/2026)	8,000,000	7,794,212
6.45%, 04/15/2027 (Callable 03/15/2027)	38,501,000	39,755,443
5.75%, 06/06/2028 (Callable 05/06/2028)	10,000,000	10,345,486
3.00%, 10/29/2028 (Callable 08/29/2028)	36,145,000	34,434,435
4.63%, 09/10/2029 (Callable 08/10/2029)	7,575,000	7,576,679
Agree LP
2.90%, 10/01/2030 (Callable 07/01/2030)	12,809,000	11,821,798
5.63%, 06/15/2034 (Callable 03/15/2034)	12,000,000	12,300,717
AIB Group PLC
6.61% to 09/13/2028 then SOFR + 2.33%, 09/13/2029 (Callable 09/13/2028)(a)	49,178,000	52,028,000
5.32% to 05/15/2030 then SOFR + 1.65%, 05/15/2031 (Callable 05/15/2030)(a)	5,800,000	5,901,739
5.87% to 03/28/2034 then SOFR + 1.91%, 03/28/2035 (Callable 03/28/2034)(a)	41,350,000	42,641,485
AIG SunAmerica Global Financing X, 6.90%, 03/15/2032(a)	10,549,000	11,626,042
Air Lease Corp., 5.85%, 12/15/2027 (Callable 11/15/2027)	10,000,000	10,342,587

	Par	Value
AircastleLtd.
2.85%, 01/26/2028 (Callable 11/26/2027)(a)	$8,025,000	$7,640,464
6.50%, 07/18/2028 (Callable 06/18/2028)(a)	5,000,000	5,220,090
5.95%, 02/15/2029 (Callable 01/15/2029)(a)	15,500,000	16,012,544
Aircastle Ltd. / AircastleIreland DAC
5.25%, 03/15/2030 (Callable 02/15/2030)(a)	14,267,000	14,384,554
5.75%, 10/01/2031 (Callable 08/01/2031)(a)	12,250,000	12,586,741
Ally Financial, Inc.
6.99% to 06/13/2028 then SOFR + 3.26%, 06/13/2029 (Callable 06/13/2028)	16,891,000	17,781,017
6.85% to 01/03/2029 then SOFR + 2.82%, 01/03/2030 (Callable 01/03/2029)	10,000,000	10,557,803
American International Group, Inc., 5.13%, 03/27/2033 (Callable 12/27/2032)	6,000,000	6,099,931
American National Global Funding, 5.55%, 01/28/2030(a)	25,000,000	25,530,985
American National Group, Inc.
5.75%, 10/01/2029 (Callable 09/01/2029)	12,000,000	12,287,025
6.00%, 07/15/2035 (Callable 04/15/2035)	20,000,000	20,117,785
Americold Realty Operating Partnership LP, 5.41%, 09/12/2034 (Callable 06/12/2034)	35,000,000	34,257,093
AmFam Holdings, Inc., 2.81%, 03/11/2031 (Callable 12/11/2030)(a)	7,000,000	5,957,039
Arthur J Gallagher & Co., 5.55%, 02/15/2055 (Callable 08/15/2054)	14,250,000	13,665,255
Assurant, Inc.
4.90%, 03/27/2028 (Callable 12/27/2027)	4,250,000	4,283,215
3.70%, 02/22/2030 (Callable 11/22/2029)	7,000,000	6,658,609
Australia & New Zealand Banking Group Ltd.
2.95% to 07/22/2025 then 5 yr. CMT Rate + 1.29%, 07/22/2030 (Callable 07/22/2025)(a)	14,803,000	14,786,731
6.74%, 12/08/2032(a)	33,000,000	35,944,930
5.20% to 09/30/2034 then 1 yr. CMT Rate + 1.47%, 09/30/2035 (Callable 09/30/2034)(a)	70,350,000	68,913,929

The accompanying notes are an integral part of these financial statements.

95

Baird Core Plus Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
2.57% to 11/25/2030 then 5 yr. CMT Rate + 1.70%, 11/25/2035 (Callable 11/25/2030)(a)	$13,000,000	$11,403,477
Aviation Capital Group LLC
6.25%, 04/15/2028 (Callable 03/15/2028)(a)	18,379,000	19,139,906
5.38%, 07/15/2029 (Callable 06/15/2029)(a)	33,350,000	33,962,197
5.13%, 04/10/2030 (Callable 03/10/2030)(a)	10,000,000	10,094,443
6.38%, 07/15/2030 (Callable 05/15/2030)(a)	36,120,000	38,297,588
AvolonHoldings Funding Ltd.
4.95%, 01/15/2028 (Callable 12/15/2027)(a)	16,000,000	16,083,582
6.38%, 05/04/2028 (Callable 04/04/2028)(a)	10,000,000	10,427,518
5.38%, 05/30/2030 (Callable 04/30/2030)(a)	12,000,000	12,223,936
Banco Santander SA
5.18%, 11/19/2025	11,150,000	11,162,042
1.72% to 09/14/2026 then 1 yr. CMT Rate + 0.90%, 09/14/2027 (Callable 09/14/2026)	10,000,000	9,659,772
6.61%, 11/07/2028	8,400,000	8,960,360
5.54% to 03/14/2029 then 1 yr. CMT Rate + 1.45%, 03/14/2030 (Callable 03/14/2029)	10,000,000	10,310,989
2.75%, 12/03/2030	5,000,000	4,452,564
3.23% to 11/22/2031 then 1 yr. CMT Rate + 1.60%, 11/22/2032 (Callable 08/22/2031)	35,000,000	31,405,068
6.92%, 08/08/2033	7,842,000	8,499,096
6.35%, 03/14/2034	35,000,000	36,652,715
Bank of America Corp.
1.73% to 07/22/2026 then SOFR + 0.96%, 07/22/2027 (Callable 07/22/2026)	6,000,000	5,831,873
6.20% to 11/10/2027 then SOFR + 1.99%, 11/10/2028 (Callable 11/10/2027)	12,000,000	12,488,136
3.42% to 12/20/2027 then 3 mo. Term SOFR + 1.30%, 12/20/2028 (Callable 12/20/2027)	19,539,000	19,099,056
5.20% to 04/25/2028 then SOFR + 1.63%, 04/25/2029 (Callable 04/25/2028)	15,000,000	15,329,430
2.09% to 06/14/2028 then SOFR + 1.06%, 06/14/2029 (Callable 06/14/2028)	12,000,000	11,247,969

	Par	Value
4.27% to 07/23/2028 then 3 mo. Term SOFR + 1.57%, 07/23/2029 (Callable 07/23/2028)	$10,000,000	$9,967,059
2.50% to 02/13/2030 then 3 mo. Term SOFR + 1.25%, 02/13/2031 (Callable 02/13/2030)	7,000,000	6,393,531
2.59% to 04/29/2030 then SOFR + 2.15%, 04/29/2031 (Callable 04/29/2030)	35,000,000	31,997,021
1.90% to 07/23/2030 then SOFR + 1.53%, 07/23/2031 (Callable 07/23/2030)	10,000,000	8,786,732
2.97% to 02/04/2032 then SOFR + 1.33%, 02/04/2033 (Callable 02/04/2032)	5,000,000	4,477,433
7.75%, 05/14/2038	725,000	865,440
Bank of Ireland Group PLC
2.03% to 09/30/2026 then 1 yr. CMT Rate + 1.10%, 09/30/2027 (Callable 09/30/2026)(a)	10,202,000	9,881,636
5.60% (SOFR + 1.62%), 03/20/2030 (Callable 03/20/2029)(a)	77,309,000	79,664,296
Bank of Montreal
5.37%, 06/04/2027	15,000,000	15,318,894
4.57% to 09/10/2026 then SOFR + 0.88%, 09/10/2027 (Callable 09/10/2026)	15,350,000	15,385,233
5.00% to 01/27/2028 then SOFR + 0.67%, 01/27/2029 (Callable 01/27/2028)	11,000,000	11,178,120
3.80% to 12/15/2027 then 5 yr. Swap Rate USD + 1.43%, 12/15/2032 (Callable 12/15/2027)	5,000,000	4,869,983
3.09% to 01/10/2032 then 5 yr. CMT Rate + 1.40%, 01/10/2037 (Callable 01/10/2032)	19,455,000	16,801,284
Bank of Nova Scotia
5.40%, 06/04/2027	25,000,000	25,578,538
5.25%, 06/12/2028	7,000,000	7,210,498
4.93% to 02/14/2028 then SOFR + 0.89%, 02/14/2029 (Callable 02/14/2028)	32,000,000	32,413,707
4.74% to 11/10/2031 then SOFR + 1.44%, 11/10/2032 (Callable 11/10/2031)	7,775,000	7,767,994
4.59% to 05/04/2032 then 5 yr. CMT Rate + 2.05%, 05/04/2037 (Callable 02/04/2032)	24,400,000	23,092,923

The accompanying notes are an integral part of these financial statements.

96

Baird Core Plus Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
Banque Federative du Credit Mutuel SA
4.75%, 07/13/2027(a)	$15,000,000	$15,126,427
5.19%, 02/16/2028(a)	15,000,000	15,278,205
5.79%, 07/13/2028(a)	6,000,000	6,227,682
Barclays PLC
4.34%, 01/10/2028 (Callable 01/08/2027)	10,000,000	9,974,414
5.69% to 03/12/2029 then SOFR + 1.74%, 03/12/2030 (Callable 03/12/2029)	8,003,000	8,280,895
4.94% to 09/10/2029 then SOFR + 1.56%, 09/10/2030 (Callable 09/10/2029)	41,750,000	42,061,266
5.37% to 02/25/2030 then SOFR + 1.23%, 02/25/2031 (Callable 02/25/2030)	30,647,000	31,305,498
2.65% to 06/24/2030 then 1 yr. CMT Rate + 1.90%, 06/24/2031 (Callable 06/24/2030)	2,150,000	1,941,967
6.22% to 05/09/2033 then SOFR + 2.98%, 05/09/2034 (Callable 05/09/2033)	31,650,000	33,591,901
6.69% to 09/13/2033 then SOFR + 2.62%, 09/13/2034 (Callable 09/13/2033)	20,000,000	21,834,350
5.34% to 09/10/2034 then SOFR + 1.91%, 09/10/2035 (Callable 09/10/2034)	15,000,000	14,887,412
5.79% to 02/25/2035 then SOFR + 1.59%, 02/25/2036 (Callable 02/25/2035)	26,700,000	27,289,745
Beacon Funding Trust, 6.27%, 08/15/2054 (Callable 02/15/2054)(a)	25,675,000	25,416,121
Belrose Funding Trust II, 6.79%, 05/15/2055 (Callable 11/15/2054)(a)	8,000,000	8,177,524
BGC Group, Inc.
4.38%, 12/15/2025 (Callable 09/15/2025)	13,700,000	13,658,112
8.00%, 05/25/2028 (Callable 04/25/2028)	15,000,000	16,045,734
6.60%, 06/10/2029 (Callable 05/10/2029)	25,000,000	25,910,360
BNP Paribas SA
4.38%, 09/28/2025(a)	8,200,000	8,183,769
4.38%, 05/12/2026(a)	16,910,000	16,871,455
1.32% to 01/13/2026 then SOFR + 1.00%, 01/13/2027 (Callable 01/13/2026)(a)	8,000,000	7,860,789
1.90% to 09/30/2027 then SOFR + 1.61%, 09/30/2028 (Callable 09/30/2027)(a)	16,000,000	15,100,426

	Par	Value
5.28% to 11/19/2029 then SOFR + 1.28%, 11/19/2030 (Callable 11/19/2029)(a)	$47,000,000	$47,895,854
3.05% to 01/13/2030 then SOFR + 1.51%, 01/13/2031 (Callable 01/13/2030)(a)	10,500,000	9,761,056
5.09% to 05/09/2030 then SOFR + 1.68%, 05/09/2031 (Callable 05/09/2030)(a)	20,000,000	20,194,949
2.87% to 04/19/2031 then 3 mo. Term SOFR + 1.39%, 04/19/2032 (Callable 04/19/2031)(a)	25,000,000	22,398,347
2.59% to 08/12/2030 then 5 yr. CMT Rate + 2.05%, 08/12/2035 (Callable 08/12/2030)(a)	5,000,000	4,405,666
5.91% to 11/19/2034 then SOFR + 1.92%, 11/19/2035 (Callable 11/19/2034)(a)	18,000,000	18,154,416
BPCE SA
1.65% to 10/06/2025 then SOFR + 1.52%, 10/06/2026 (Callable 10/06/2025)(a)	15,000,000	14,878,044
5.88% to 01/14/2030 then SOFR + 1.68%, 01/14/2031 (Callable 01/14/2030)(a)	7,000,000	7,261,016
2.28% to 01/20/2031 then SOFR + 1.31%, 01/20/2032 (Callable 01/20/2031)(a)	6,180,000	5,347,275
3.12% to 10/19/2031 then SOFR + 1.73%, 10/19/2032 (Callable 10/19/2031)(a)	51,889,000	44,977,663
7.00% to 10/19/2033 then SOFR + 2.59%, 10/19/2034 (Callable 10/19/2033)(a)	22,896,000	25,154,250
6.51% to 01/18/2034 then SOFR + 2.79%, 01/18/2035 (Callable 01/18/2034)(a)	18,330,000	19,028,727
5.94% to 05/30/2034 then SOFR + 1.85%, 05/30/2035 (Callable 05/30/2034)(a)	10,000,000	10,246,881
6.03% to 05/28/2035 then SOFR + 1.96%, 05/28/2036 (Callable 05/28/2035)(a)	12,000,000	12,361,780
Brighthouse Financial Global Funding, 5.55%, 04/09/2027(a)	20,000,000	20,313,644
Brown & Brown, Inc., 4.50%, 03/15/2029 (Callable 12/15/2028)	11,840,000	11,835,651
Canadian Imperial Bank of Commerce
4.86% to 03/31/2028 then SOFR + 1.03%, 03/30/2029 (Callable 03/31/2028)	16,000,000	16,172,111
4.63% to 09/11/2029 then SOFR + 1.34%, 09/11/2030 (Callable 09/11/2029)	5,425,000	5,425,623

The accompanying notes are an integral part of these financial statements.

97

Baird Core Plus Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
5.25% to 01/13/2030 then SOFR + 1.11%, 01/13/2031 (Callable 01/13/2030)	$12,000,000	$12,291,875
Cantor Fitzgerald LP
4.50%, 04/14/2027 (Callable 01/14/2027)(a)	5,000,000	4,943,447
7.20%, 12/12/2028 (Callable 11/12/2028)(a)	25,000,000	26,538,113
Capital One Financial Corp.
3.75%, 07/28/2026 (Callable 06/28/2026)	5,000,000	4,951,038
3.80%, 01/31/2028 (Callable 12/31/2027)	6,960,000	6,868,149
5.47% to 02/01/2028 then SOFR + 2.08%, 02/01/2029 (Callable 02/01/2028)	10,000,000	10,239,788
6.31% to 06/08/2028 then SOFR + 2.64%, 06/08/2029 (Callable 06/08/2028)	10,600,000	11,126,813
5.70% to 02/01/2029 then SOFR + 1.91%, 02/01/2030 (Callable 02/01/2029)	10,000,000	10,344,250
3.27% to 03/01/2029 then SOFR + 1.79%, 03/01/2030 (Callable 03/01/2029)	18,250,000	17,456,285
5.27% to 05/10/2032 then SOFR + 2.37%, 05/10/2033 (Callable 05/10/2032)	18,775,000	18,938,869
6.38% to 06/08/2033 then SOFR + 2.86%, 06/08/2034 (Callable 06/08/2033)	15,000,000	15,969,051
7.96% to 11/02/2033 then SOFR + 3.37%, 11/02/2034 (Callable 11/02/2033)	25,000,000	29,059,713
Capital One NA
5.97% to 08/09/2028 then 5 yr. Mid Swap Rate USD + 1.73%, 08/09/2028	28,280,000	28,974,552
4.65%, 09/13/2028 (Callable 06/13/2028)	33,225,000	33,400,606
Centene Corp.
4.25%, 12/15/2027 (Callable 07/16/2025)	15,000,000	14,772,711
2.45%, 07/15/2028 (Callable 05/15/2028)	27,000,000	25,073,151
4.63%, 12/15/2029 (Callable 07/31/2025)	24,388,000	23,720,559
3.38%, 02/15/2030 (Callable 07/16/2025)	4,175,000	3,845,315
3.00%, 10/15/2030 (Callable 07/15/2030)	10,000,000	8,935,210
2.50%, 03/01/2031 (Callable 12/01/2030)	74,850,000	64,444,862

	Par	Value
Charles Schwab Corp., 2 .90%, 03/03/2032 (Callable 12/03/2031)	$5,000,000	$4,497,099
Citadel Securities Global Holdings LLC
5.50%, 06/18/2030 (Callable 05/18/2030)(a)	8,000,000	8,095,048
6.20%, 06/18/2035 (Callable 03/18/2035)(a)	5,000,000	5,130,116
Citigroup, Inc.
3.89% to 01/10/2027 then 3 mo. Term SOFR + 1.82%, 01/10/2028 (Callable 01/10/2027)	25,694,000	25,460,437
4.79% to 03/04/2028 then SOFR + 0.87%, 03/04/2029 (Callable 03/04/2028)	30,000,000	30,215,458
5.17% to 02/13/2029 then SOFR + 1.36%, 02/13/2030 (Callable 02/13/2029)	10,450,000	10,661,441
4.54% to 09/19/2029 then SOFR + 1.34%, 09/19/2030 (Callable 09/19/2029)	30,000,000	29,864,015
4.41% to 03/31/2030 then SOFR + 3.91%, 03/31/2031 (Callable 03/31/2030)	10,000,000	9,893,872
4.95% to 05/07/2030 then SOFR + 1.46%, 05/07/2031 (Callable 05/07/2030)	6,750,000	6,826,930
2.57% to 06/03/2030 then SOFR + 2.11%, 06/03/2031 (Callable 06/03/2030)	50,000,000	45,345,572
2.56% to 05/01/2031 then SOFR + 1.17%, 05/01/2032 (Callable 05/01/2031)	5,000,000	4,429,594
6.27% to 11/17/2032 then SOFR + 2.34%, 11/17/2033 (Callable 11/17/2032)	5,000,000	5,383,860
5.33% to 03/27/2035 then SOFR + 1.47%, 03/27/2036 (Callable 03/27/2035)	32,000,000	32,251,096
Citizens Financial Group, Inc.
2.85%, 07/27/2026 (Callable 04/27/2026)	23,400,000	22,989,479
3.25%, 04/30/2030 (Callable 01/30/2030)	40,000,000	37,416,722
CNA Financial Corp., 5.50%, 06/15/2033 (Callable 03/15/2033)	14,250,000	14,612,001
CNO Financial Group, Inc., 6.45%, 06/15/2034 (Callable 03/15/2034)	15,000,000	15,731,040
CNO Global Funding
5.88%, 06/04/2027(a)	18,000,000	18,486,614
2.65%, 01/06/2029(a)	11,970,000	11,180,597
Comerica Bank, 4.00%, 07/27/2025	21,425,000	21,393,738

The accompanying notes are an integral part of these financial statements.

98

Baird Core Plus Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
Commonwealth Bank of Australia
2.69%, 03/11/2031(a)	$32,454,000	$28,939,530
3.78%, 03/14/2032(a)	12,450,000	11,521,199
5.84%, 03/13/2034(a)	8,800,000	9,083,970
3.61% to 09/12/2029 then 5 yr. CMT Rate + 2.05%, 09/12/2034 (Callable 09/12/2029)(a)	35,000,000	33,145,905
Compeer Financial FLCA/Compeer Financial PCA, 3.38% to 06/01/2031 then SOFR + 1.97%, 06/01/2036 (Callable 06/01/2031)(a)	5,500,000	4,236,214
CooperatieveRabobank UA
3.75%, 07/21/2026	36,000,000	35,710,436
4.66% to 08/22/2027 then 1 yr. CMT Rate + 1.75%, 08/22/2028 (Callable 08/22/2027)(a)	12,760,000	12,833,561
CorebridgeGlobal Funding
4.90%, 01/07/2028(a)	12,000,000	12,180,326
5.20%, 01/12/2029(a)	5,900,000	6,042,681
5.20%, 06/24/2029(a)	6,000,000	6,139,856
Credit Agricole SA
4.63% to 09/11/2027 then SOFR + 1.21%, 09/11/2028 (Callable 09/11/2027)(a)	8,000,000	8,009,421
5.23% to 01/09/2028 then SOFR + 1.13%, 01/09/2029 (Callable 01/09/2028)(a)	13,000,000	13,211,413
6.32% to 10/03/2028 then SOFR + 1.86%, 10/03/2029 (Callable 10/03/2028)(a)	15,000,000	15,765,166
3.25%, 01/14/2030(a)	13,043,000	12,153,131
5.51%, 07/05/2033(a)	5,000,000	5,230,193
6.25% to 01/10/2034 then SOFR + 2.67%, 01/10/2035 (Callable 01/10/2034)(a)	52,000,000	54,069,913
Danske Bank AS
1.62% to 09/11/2025 then 1 yr. CMT Rate + 1.35%, 09/11/2026 (Callable 09/11/2025)(a)	33,945,000	33,736,255
4.30% to 04/01/2027 then 1 yr. CMT Rate + 1.75%, 04/01/2028 (Callable 04/01/2027)(a)	21,636,000	21,559,320
4.61% to 10/02/2029 then 1 yr. CMT Rate + 1.10%, 10/02/2030 (Callable 10/02/2029)(a)	20,000,000	19,918,267
Deutsche Bank AG/New York NY
7.15% to 07/13/2026 then SOFR + 2.52%, 07/13/2027 (Callable 07/13/2026)	12,000,000	12,303,192

	Par	Value
2.31% to 11/16/2026 then SOFR + 1.22%, 11/16/2027 (Callable 11/16/2026)	$6,000,000	$5,821,634
5.37% to 01/10/2028 then SOFR + 1.21%, 01/10/2029 (Callable 01/10/2028)	2,980,000	3,032,309
6.72% to 01/18/2028 then SOFR + 3.18%, 01/18/2029 (Callable 01/18/2028)	5,000,000	5,252,363
6.82% to 11/20/2028 then SOFR + 2.51%, 11/20/2029 (Callable 11/20/2028)	30,000,000	31,998,642
5.00% to 09/11/2029 then SOFR + 1.70%, 09/11/2030 (Callable 09/11/2029)	8,000,000	8,060,578
5.30% to 05/09/2030 then SOFR + 1.72%, 05/09/2031 (Callable 05/09/2030)	7,020,000	7,129,656
5.88% to 07/08/2030 then SOFR + 5.44%, 07/08/2031 (Callable 04/08/2030)	1,111,000	1,140,623
3.55% to 09/18/2030 then SOFR + 3.04%, 09/18/2031 (Callable 09/18/2030)	4,500,000	4,209,574
3.73% to 01/14/2031 then SOFR + 2.76%, 01/14/2032 (Callable 10/14/2030)	46,714,000	42,794,409
3.04% to 05/28/2031 then SOFR + 1.72%, 05/28/2032 (Callable 05/28/2031)	5,500,000	4,934,104
3.74% to 01/07/2032 then SOFR + 2.26%, 01/07/2033 (Callable 10/07/2031)	67,758,000	60,987,503
7.08% to 02/10/2033 then SOFR + 3.65%, 02/10/2034 (Callable 11/10/2032)	4,000,000	4,263,973
Digital Realty Trust LP
4.45%, 07/15/2028 (Callable 04/15/2028)	7,000,000	7,002,566
3.60%, 07/01/2029 (Callable 04/01/2029)	41,950,000	40,662,166
Elevance Health, Inc.
5.20%, 02/15/2035 (Callable 11/15/2034)	7,000,000	7,073,264
6.10%, 10/15/2052 (Callable 04/15/2052)	3,078,000	3,136,693
5.13%, 02/15/2053 (Callable 08/15/2052)	5,200,000	4,642,727
5.70%, 02/15/2055 (Callable 08/15/2054)	9,000,000	8,721,481
EQT AB, 5.85%, 05/08/2035 (Callable 02/08/2035)(a)	17,800,000	18,162,243
Equitable Financial Life Global Funding, 5.45%, 03/03/2028(a)	4,620,000	4,750,451
Equitable Holdings, Inc., 4.57%, 02/15/2029 (Callable 11/15/2028)(a)	1,284,000	1,281,055

The accompanying notes are an integral part of these financial statements.

99

Baird Core Plus Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
Extra Space Storage LP
3.88%, 12/15/2027 (Callable 09/15/2027)	$2,575,000	$2,545,995
5.70%, 04/01/2028 (Callable 03/01/2028)	3,650,000	3,770,051
2.20%, 10/15/2030 (Callable 07/15/2030)	6,950,000	6,147,515
2.55%, 06/01/2031 (Callable 03/01/2031)	11,000,000	9,725,185
Federation des Caisses Desjardins du Quebec
4.55%, 08/23/2027(a)	14,000,000	14,069,611
5.70%, 03/14/2028(a)	22,000,000	22,773,015
Fifth Third Bancorp, 4.77% to 07/28/2029 then SOFR +2.13%, 07/28/2030 (Callable 07/28/2029)	4,000,000	4,024,818
First Industrial LP, 5.25%, 01/15/2031 (Callable 12/15/2030)	6,000,000	6,070,745
First Republic Bank, 4.63%, 02/13/2047 (Callable 08/13/2046)(b)	1,850,000	2,313
Five Corners Funding Trust II, 2.85%, 05/15/2030 (Callable 02/15/2030)(a)	15,000,000	13,924,301
Five Corners Funding Trust III, 5.79%, 02/15/2033 (Callable 11/15/2032)(a)	5,800,000	6,024,131
Five Corners Funding Trust IV, 6.00%, 02/15/2053 (Callable 08/15/2052)(a)	6,800,000	6,934,452
FMR LLC
4.95%, 02/01/2033(a)	4,235,000	4,237,598
6.50%, 12/14/2040(a)	1,820,000	2,024,173
FNB Corp./PA, 5.72% to 12/11/2029 then SOFR + 1.93%, 12/11/2030 (Callable 12/11/2029)	25,000,000	25,141,579
Globe Life, Inc., 4.55%, 09/15/2028 (Callable 06/15/2028)	9,350,000	9,394,375
Goldman Sachs Bank USA/ New York NY, 5.41% to 05/21/2026 then SOFR + 0.75%, 05/21/2027 (Callable 05/21/2026)	5,000,000	5,041,265
Goldman Sachs Capital I, 6.35%, 02/15/2034	125,000	129,823
Goldman Sachs Group, Inc.
3.69% to 06/05/2027 then 3 mo. Term SOFR + 1.77%, 06/05/2028 (Callable 06/05/2027)	11,000,000	10,843,643
3.81% to 04/23/2028 then 3 mo. Term SOFR + 1.42%, 04/23/2029 (Callable 04/23/2028)	17,875,000	17,590,349

	Par	Value
4.22% to 05/01/2028 then 3 mo. Term SOFR + 1.56%, 05/01/2029 (Callable 05/01/2028)	$31,050,000	$30,872,998
5.05% to 07/23/2029 then SOFR + 1.21%, 07/23/2030 (Callable 07/23/2029)	25,000,000	25,415,107
4.69% to 10/23/2029 then SOFR + 1.14%, 10/23/2030 (Callable 10/23/2029)	10,000,000	10,030,036
5.22% to 04/23/2030 then SOFR + 1.58%, 04/23/2031 (Callable 04/23/2030)	15,000,000	15,377,572
1.99% to 01/27/2031 then SOFR + 1.09%, 01/27/2032 (Callable 01/27/2031)	45,000,000	38,977,002
2.62% to 04/22/2031 then SOFR + 1.28%, 04/22/2032 (Callable 04/22/2031)	10,000,000	8,888,530
2.38% to 07/21/2031 then SOFR + 1.25%, 07/21/2032 (Callable 07/21/2031)	11,332,000	9,896,755
6.75%, 10/01/2037	300,000	329,334
Goodman US Finance Six LLC, 5.13%, 10/07/2034 (Callable 07/07/2034)(a)	10,000,000	9,967,307
Guardian Life Insurance Co. of America
4.88%, 06/19/2064(a)	6,715,000	5,762,937
3.70%, 01/22/2070 (Callable 07/22/2069)(a)	14,000,000	9,361,919
4.85%, 01/24/2077(a)	16,363,000	13,584,128
Hartford Insurance Group, Inc., 6.10%, 10/01/2041	2,925,000	3,028,828
Healthpeak OP LLC, 5.25%, 12/15/2032 (Callable 09/15/2032)	10,000,000	10,176,559
High Street Funding Trust II, 4.68%, 02/15/2048 (Callable 11/15/2047)(a)	7,000,000	5,956,431
High Street Funding Trust III, 5.81%, 02/15/2055 (Callable 08/15/2054)(a)	14,350,000	13,926,025
Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034 (Callable 08/15/2034)(a)	10,000,000	9,843,001
Host Hotels & Resorts LP
5.70%, 06/15/2032 (Callable 04/15/2032)	20,000,000	20,284,348
5.70%, 07/01/2034 (Callable 04/01/2034)	15,000,000	15,094,941
5.50%, 04/15/2035 (Callable 01/15/2035)	4,000,000	3,959,147
HSBC Holdings PLC
5.21% to 08/11/2027 then SOFR + 2.61%, 08/11/2028 (Callable 08/11/2027)	4,014,000	4,070,752

The accompanying notes are an integral part of these financial statements.

100

Baird Core Plus Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
2.01% to 09/22/2027 then SOFR + 1.73%, 09/22/2028 (Callable 09/22/2027)	$22,654,000	$21,473,607
7.39% to 11/03/2027 then SOFR + 3.35%, 11/03/2028 (Callable 11/03/2027)	15,000,000	15,929,845
4.90% to 03/03/2028 then SOFR + 1.03%, 03/03/2029 (Callable 03/03/2028)	20,000,000	20,169,397
6.16% to 03/09/2028 then SOFR + 1.97%, 03/09/2029 (Callable 03/09/2028)	6,000,000	6,238,910
4.58% to 06/19/2028 then 3 mo. Term SOFR + 1.80%, 06/19/2029 (Callable 06/19/2028)	19,471,000	19,499,128
2.21% to 08/17/2028 then SOFR + 1.29%, 08/17/2029 (Callable 08/17/2028)	10,000,000	9,316,062
3.97% to 05/22/2029 then 3 mo. Term SOFR + 1.87%, 05/22/2030 (Callable 05/22/2029)	4,775,000	4,650,155
5.29% to 11/19/2029 then SOFR + 1.29%, 11/19/2030 (Callable 11/19/2029)	10,000,000	10,215,716
5.13% to 03/03/2030 then SOFR + 1.29%, 03/03/2031 (Callable 03/03/2030)	10,200,000	10,336,190
2.80% to 05/24/2031 then SOFR + 1.19%, 05/24/2032 (Callable 05/24/2031)	31,529,000	28,011,599
5.79% to 05/13/2035 then SOFR + 1.88%, 05/13/2036 (Callable 05/13/2035)	12,000,000	12,342,411
Humana, Inc.
5.38%, 04/15/2031 (Callable 02/15/2031)	8,150,000	8,336,855
5.95%, 03/15/2034 (Callable 12/15/2033)	30,000,000	31,191,982
5.55%, 05/01/2035 (Callable 02/01/2035)	8,925,000	8,974,914
8.15%, 06/15/2038	8,983,000	10,673,572
Huntington Bancshares, Inc./OH, 5.27% to 01/15/2030 then SOFR + 1.28%, 01/15/2031 (Callable 01/15/2030)	5,000,000	5,122,985
ING Groep NV, 5.55% to 03/19/2034 then SOFR + 1.77%, 03/19/2035 (Callable 03/19/2034)	15,125,000	15,486,901
Invitation Homes Operating Partnership LP, 5.45%, 08/15/2030 (Callable 06/15/2030)	15,000,000	15,522,585

	Par	Value
Jackson Financial, Inc., 3.13%, 11/23/2031 (Callable 08/23/2031)	$15,000,000	$13,279,353
Jackson National Life Global Funding
4.90%, 01/13/2027(a)	10,000,000	10,069,081
5.55%, 07/02/2027(a)	20,000,000	20,408,611
Jane Street Group / JSG Finance, Inc., 6.13%, 11/01/2032 (Callable 11/01/2027)(a)	1,500,000	1,514,319
Janus Henderson US Holdings, Inc., 5.45%, 09/10/2034 (Callable 06/10/2034)	20,000,000	19,838,811
Jefferies Financial Group, Inc.
4.85%, 01/15/2027	14,625,000	14,734,531
6.45%, 06/08/2027	1,300,000	1,346,298
5.88%, 07/21/2028 (Callable 06/21/2028)	26,171,000	27,141,816
4.15%, 01/23/2030	30,200,000	29,495,399
6.20%, 04/14/2034 (Callable 01/14/2034)	23,000,000	24,058,409
JPMorgan Chase & Co.
1.47% to 09/22/2026 then SOFR + 0.77%, 09/22/2027 (Callable 09/22/2026)	10,000,000	9,647,834
4.98% to 07/22/2027 then SOFR + 0.93%, 07/22/2028 (Callable 07/22/2027)	55,000,000	55,705,275
4.51% to 10/22/2027 then SOFR + 0.86%, 10/22/2028 (Callable 10/22/2027)	25,000,000	25,074,768
3.51% to 01/23/2028 then 3 mo. Term SOFR + 1.21%, 01/23/2029 (Callable 01/23/2028)	51,000,000	49,956,685
4.92% to 01/24/2028 then SOFR + 0.80%, 01/24/2029 (Callable 01/24/2028)	16,700,000	16,924,257
2.07% to 06/01/2028 then SOFR + 1.02%, 06/01/2029 (Callable 06/01/2028)	18,000,000	16,882,646
2.52% to 04/22/2030 then SOFR + 2.04%, 04/22/2031 (Callable 04/22/2030)	30,500,000	27,886,005
1.95% to 02/04/2031 then SOFR + 1.07%, 02/04/2032 (Callable 02/04/2031)	5,000,000	4,336,048
2.58% to 04/22/2031 then 3 mo. Term SOFR + 1.25%, 04/22/2032 (Callable 04/22/2031)	15,000,000	13,396,108
5.77% to 04/22/2034 then SOFR + 1.49%, 04/22/2035 (Callable 04/22/2034)	13,500,000	14,182,949
5.29% to 07/22/2034 then SOFR + 1.46%, 07/22/2035 (Callable 07/22/2034)	7,175,000	7,301,439

The accompanying notes are an integral part of these financial statements.

101

Baird Core Plus Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
4.95% to 10/22/2034 then SOFR + 1.34%, 10/22/2035 (Callable 10/22/2034)	$5,725,000	$5,665,031
KBC Group NV
5.80% to 01/19/2028 then 1 yr. CMT Rate + 2.10%, 01/19/2029 (Callable 01/19/2028)(a)	26,451,000	27,313,220
4.93% to 10/16/2029 then 1 yr. CMT Rate + 1.07%, 10/16/2030 (Callable 10/16/2029)(a)	19,000,000	19,217,681
Kemper Corp., 3.80%, 02/23/2032 (Callable 11/23/2031)	6,000,000	5,452,562
KeyBank NA, 3.40%, 05/20/2026	21,575,000	21,333,521
Liberty Mutual Group, Inc.
6.50%, 03/15/2035(a)	750,000	788,969
3.95%, 10/15/2050 (Callable 04/15/2050)(a)	900,000	658,014
Liberty Mutual Insurance Co., 7.70%, 10/15/2097(a)	375,000	416,647
Lincoln National Corp.
2.33%, 08/15/2030 (Callable 05/15/2030)(a)	33,383,000	29,771,474
3.40%, 01/15/2031 (Callable 10/15/2030)	4,100,000	3,813,672
6.30%, 10/09/2037	2,190,000	2,286,137
Lineage OP LP, 5.25%, 07/15/2030 (Callable 06/15/2030)(a)	14,250,000	14,336,370
Lloyds Banking Group PLC
3.75%, 01/11/2027	7,800,000	7,732,351
4.38%, 03/22/2028	15,000,000	14,981,438
3.57% to 11/07/2027 then 3 mo. LIBOR US + 1.21%, 11/07/2028 (Callable 11/07/2027)(c)	39,477,000	38,644,540
5.09% to 11/26/2027 then 1 yr. CMT Rate + 0.85%, 11/26/2028 (Callable 11/26/2027)	25,363,000	25,696,267
5.87% to 03/06/2028 then 1 yr. CMT Rate + 1.70%, 03/06/2029 (Callable 03/06/2028)	11,300,000	11,681,274
5.72% to 06/05/2029 then 1 yr. CMT Rate + 1.07%, 06/05/2030 (Callable 06/05/2029)	10,000,000	10,385,524
5.68% to 01/05/2034 then 1 yr. CMT Rate + 1.75%, 01/05/2035 (Callable 01/05/2034)	30,000,000	30,794,811
LPL Holdings, Inc.
6.75%, 11/17/2028 (Callable 10/17/2028)	7,725,000	8,238,727

	Par	Value
4.00%, 03/15/2029 (Callable 07/31/2025)(a)	$34,895,000	$33,898,002
5.20%, 03/15/2030 (Callable 02/15/2030)	10,000,000	10,155,269
6.00%, 05/20/2034 (Callable 02/20/2034)	35,556,000	36,767,521
5.75%, 06/15/2035 (Callable 03/15/2035)	8,500,000	8,599,317
Macquarie AirfinanceHoldings Ltd.
6.40%, 03/26/2029 (Callable 02/26/2029)(a)	16,056,000	16,761,725
5.15%, 03/17/2030 (Callable 02/17/2030)(a)	15,000,000	14,989,920
6.50%, 03/26/2031 (Callable 01/26/2031)(a)	8,605,000	9,106,792
Macquarie Bank Ltd.
3.62%, 06/03/2030(a)	28,805,000	27,066,014
6.80%, 01/18/2033(a)	10,000,000	10,774,125
Macquarie Group Ltd.
3.76% to 11/28/2027 then 3 mo. Term SOFR + 1.63%, 11/28/2028 (Callable 11/28/2027)(a)	6,440,000	6,319,379
2.69% to 06/23/2031 then SOFR + 1.44%, 06/23/2032 (Callable 06/23/2031)(a)	16,751,000	14,821,962
2.87% to 01/14/2032 then SOFR + 1.53%, 01/14/2033 (Callable 01/14/2032)(a)	12,060,000	10,522,134
6.26% to 12/07/2033 then SOFR + 2.30%, 12/07/2034 (Callable 12/07/2033)(a)	16,977,000	18,185,228
Manulife Financial Corp., 2.48%, 05/19/2027 (Callable 03/19/2027)	15,225,000	14,774,486
Maple Grove Funding Trust I, 4.16%, 08/15/2051 (Callable 02/15/2051)(a)	15,000,000	10,181,714
Marex Group PLC, 6.40%, 11/04/2029 (Callable 10/04/2029)	15,000,000	15,440,280
Marsh & McLennan Cos., Inc., 5.45%, 03/15/2053 (Callable 09/15/2052)	4,000,000	3,882,822
Massachusetts Mutual Life Insurance Co.
5.38%, 12/01/2041(a)	9,000,000	8,317,953
5.08% (3 mo. LIBOR US + 3.19%), 02/15/2069 (Callable 02/15/2049)(a)(c)	26,000,000	23,032,701
3.73%, 10/15/2070(a)	19,253,000	12,736,931
4.90%, 04/01/2077(a)	13,000,000	10,691,785
MBIA Insurance Corp., 15.78% (3 mo. Term SOFR + 11.52%), 01/15/2033 (Callable 01/15/2028)(a)(b)	700,000	28,000
MetLife, Inc., 4.88%, 11/13/2043	3,375,000	3,095,720

The accompanying notes are an integral part of these financial statements.

102

Baird Core Plus Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
Metropolitan Life Global Funding I
2.95%, 04/09/2030(a)	$9,025,000	$8,446,610
5.15%, 03/28/2033(a)	12,656,000	12,844,940
Mitsubishi UFJ Financial Group, Inc.
1.54% to 07/20/2026 then 1 yr. CMT Rate + 0.75%, 07/20/2027 (Callable 07/20/2026)	24,400,000	23,674,055
5.48% to 02/22/2030 then 1 yr. CMT Rate + 1.53%, 02/22/2031 (Callable 02/22/2030)	3,000,000	3,108,837
5.16% to 04/24/2030 then 1 yr. CMT Rate + 1.17%, 04/24/2031 (Callable 04/24/2030)	5,500,000	5,630,593
Mizuho Financial Group, Inc.
1.23% to 05/22/2026 then 1 yr. CMT Rate + 0.67%, 05/22/2027 (Callable 05/22/2026)	10,000,000	9,718,244
3.17%, 09/11/2027	22,000,000	21,541,596
4.02%, 03/05/2028	2,650,000	2,638,718
5.78% to 07/06/2028 then 1 yr. CMT Rate + 1.65%, 07/06/2029 (Callable 07/06/2028)	14,719,000	15,282,325
1.98% to 09/08/2030 then 3 mo. Term SOFR + 1.53%, 09/08/2031 (Callable 09/08/2030)	7,250,000	6,342,740
Molina Healthcare, Inc., 6.25%, 01/15/2033 (Callable 01/15/2028)(a)	5,000,000	5,089,493
Morgan Stanley
3.59%, 07/22/2028 (Callable 07/22/2027)	22,350,000	21,958,786
6.30% to 10/18/2027 then SOFR + 2.24%, 10/18/2028 (Callable 10/18/2027)	25,000,000	26,041,902
3.77% to 01/24/2028 then 3 mo. Term SOFR + 1.40%, 01/24/2029 (Callable 01/24/2028)	8,586,000	8,463,418
5.12% to 02/01/2028 then SOFR + 1.73%, 02/01/2029 (Callable 02/01/2028)	10,000,000	10,174,552
4.99% (SOFR + 1.38%), 04/12/2029 (Callable 04/12/2028)	15,000,000	15,218,210
5.16% to 04/20/2028 then SOFR + 1.59%, 04/20/2029 (Callable 04/20/2028)	15,000,000	15,294,002

	Par	Value
2.24% to 07/21/2031 then SOFR + 1.18%, 07/21/2032 (Callable 07/21/2031)	$9,705,000	$8,404,022
6.34% to 10/18/2032 then SOFR + 2.56%, 10/18/2033 (Callable 10/18/2032)	5,000,000	5,428,539
5.42% to 07/21/2033 then SOFR + 1.88%, 07/21/2034 (Callable 07/21/2033)	8,600,000	8,809,862
Morgan Stanley Bank NA, 5.50% to 05/26/2027 then SOFR + 0.87%, 05/26/2028 (Callable 05/26/2027)	17,000,000	17,358,959
Mutual of Omaha Cos. Global Funding, 4.75%, 10/15/2029(a)	12,675,000	12,777,598
National Australia Bank Ltd.
2.33%, 08/21/2030(a)	60,200,000	53,345,698
2.99%, 05/21/2031(a)	24,495,000	21,982,252
6.43%, 01/12/2033(a)	12,025,000	12,845,660
3.93% to 08/02/2029 then 5 yr. CMT Rate + 1.88%, 08/02/2034 (Callable 08/02/2029)(a)	5,000,000	4,799,164
5.90% to 01/14/2035 then 1 yr. CMT Rate + 1.30%, 01/14/2036 (Callable 01/14/2035)(a)	6,000,000	6,147,396
3.35% to 01/12/2032 then 5 yr. CMT Rate + 1.70%, 01/12/2037 (Callable 01/12/2032)(a)	14,000,000	12,371,177
National Bank of Canada
4.95% to 02/01/2027 then SOFR + 0.80%, 02/01/2028 (Callable 02/01/2027)	15,000,000	15,116,425
5.60%, 12/18/2028	20,000,000	20,768,487
4.50%, 10/10/2029	10,000,000	9,990,801
Nationwide Building Society
4.00%, 09/14/2026(a)	63,394,000	62,899,230
6.56% to 10/18/2026 then SOFR + 1.91%, 10/18/2027 (Callable 10/18/2026)(a)	8,000,000	8,202,062
4.30% to 03/08/2028 then 3 mo. LIBOR US + 1.45%, 03/08/2029 (Callable 03/08/2028)(a)(c)	18,250,000	18,138,964
3.96% to 07/18/2029 then 3 mo. LIBOR US + 1.86%, 07/18/2030 (Callable 07/18/2029)(a)(c)	20,825,000	20,318,024
Nationwide Financial Services, Inc., 3.90%, 11/30/2049 (Callable 05/30/2049)(a)	17,500,000	13,070,103
Nationwide Mutual Insurance Co.
8.25%, 12/01/2031(a)	7,000,000	8,073,175
7.88%, 04/01/2033(a)	5,600,000	6,308,865
9.38%, 08/15/2039(a)	23,409,000	30,866,897

The accompanying notes are an integral part of these financial statements.

103

Baird Core Plus Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
NatWest Group PLC
1.64% to 06/14/2026 then 1 yr. CMT Rate + 0.90%, 06/14/2027 (Callable 06/14/2026)	$11,725,000	$11,411,039
4.89% to 05/18/2028 then 3 mo. LIBOR US + 1.75%, 05/18/2029 (Callable 05/18/2028)(c)	5,150,000	5,201,549
5.81% to 09/13/2028 then 1 yr. CMT Rate + 1.95%, 09/13/2029 (Callable 09/13/2028)	32,500,000	33,752,462
4.45% to 05/08/2029 then 3 mo. LIBOR US + 1.87%, 05/08/2030 (Callable 05/08/2029)(c)	11,000,000	10,915,848
4.96% to 08/15/2029 then 1 yr. CMT Rate + 1.22%, 08/15/2030 (Callable 08/15/2029)	22,500,000	22,758,273
5.78% to 03/01/2034 then 1 yr. CMT Rate + 1.50%, 03/01/2035 (Callable 03/01/2034)	8,700,000	9,034,489
NatWest Markets PLC, 5.42%, 05/17/2027(a)	25,000,000	25,529,124
New York Life Global Funding, 5.00%, 06/06/2029(a)	11,700,000	11,967,707
New York Life Insurance Co.
6.75%, 11/15/2039(a)	25,105,000	28,190,750
4.45%, 05/15/2069 (Callable 11/15/2068)(a)	14,500,000	11,286,309
NLG Global Funding, 5.40%, 01/23/2030(a)	9,800,000	10,086,824
NNN REIT, Inc., 5.50%, 06/15/2034 (Callable 03/15/2034)	5,700,000	5,843,514
Nomura Holdings, Inc.
5.59%, 07/02/2027	15,000,000	15,329,628
2.17%, 07/14/2028	30,000,000	28,004,973
2.71%, 01/22/2029	9,600,000	8,998,213
Old Republic International Corp.
5.75%, 03/28/2034 (Callable 12/28/2033)	10,000,000	10,286,146
3.85%, 06/11/2051 (Callable 12/11/2050)	12,550,000	8,913,968
Peachtree Corners Funding Trust II, 6.01%, 05/15/2035 (Callable 02/15/2035)(a)	10,475,000	10,736,574
Penn Mutual Life Insurance Co., 3.80%, 04/29/2061(a)	9,700,000	6,288,374
Phillips Edison Grocery Center Operating Partnership I LP, 4.95%, 01/15/2035 (Callable 10/15/2034)	10,000,000	9,683,724

	Par	Value
Pine Street Trust III, 6.22%, 05/15/2054 (Callable 11/15/2053)(a)	$10,000,000	$9,872,064
PricoaGlobal Funding I
5.10%, 05/30/2028(a)	4,700,000	4,804,881
4.65%, 08/27/2031(a)	6,650,000	6,664,260
Principal Financial Group, Inc., 4.11%, 02/15/2028 (Callable 11/15/2027)(a)	9,000,000	8,912,903
Principal Life Global Funding II, 5.10%, 01/25/2029(a)	10,000,000	10,218,633
Prologis LP, 5.25%, 06/15/2053 (Callable 12/15/2052)	6,600,000	6,189,870
Protective Life Corp., 4.30%, 09/30/2028 (Callable 06/30/2028)(a)	4,105,000	4,090,981
Protective Life Global Funding, 5.22%, 06/12/2029(a)	15,850,000	16,271,910
Raymond James Financial, Inc., 4.95%, 07/15/2046	15,000,000	13,478,341
Realty Income Corp., 5.38%, 09/01/2054 (Callable 03/01/2054)	7,000,000	6,709,960
Regions Bank/Birmingham AL, 6.45%, 06/26/2037	3,864,000	3,994,624
Rexford Industrial Realty LP, 2.13%, 12/01/2030 (Callable 09/01/2030)	13,000,000	11,308,954
Rocket Cos., Inc., 6.13%, 08/01/2030 (Callable 08/01/2027)(a)	5,000,000	5,095,150
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc., 2.88%, 10/15/2026 (Callable 07/31/2025)(a)	10,000,000	9,752,695
Sammons Financial Group Global Funding
5.05%, 01/10/2028(a)	16,500,000	16,742,212
5.10%, 12/10/2029(a)	11,650,000	11,899,491
Sammons Financial Group, Inc., 3.35%, 04/16/2031 (Callable 01/16/2031)(a)	25,000,000	22,953,506
Santander Holdings USA, Inc.
5.35% to 09/06/2029 then SOFR + 1.94%, 09/06/2030 (Callable 09/06/2029)	4,500,000	4,580,399
6.34% to 05/31/2034 then SOFR + 2.14%, 05/31/2035 (Callable 05/31/2034)	15,000,000	15,663,981
Santander UK Group Holdings PLC
1.67% to 06/14/2026 then SOFR + 0.99%, 06/14/2027 (Callable 06/14/2026)	20,000,000	19,427,067
6.53% to 01/10/2028 then SOFR + 2.60%, 01/10/2029 (Callable 01/10/2028)	10,014,000	10,451,807

The accompanying notes are an integral part of these financial statements.

104

Baird Core Plus Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
5.69% to 04/15/2030 then SOFR + 1.52%, 04/15/2031 (Callable 04/15/2030)	$3,550,000	$3,661,558
SMBC Aviation Capital Finance DAC
2.30%, 06/15/2028 (Callable 04/15/2028)(a)	8,435,000	7,903,784
5.70%, 07/25/2033 (Callable 04/25/2033)(a)	35,000,000	35,862,469
5.55%, 04/03/2034 (Callable 01/03/2034)(a)	57,037,000	57,728,076
Societe Generale SA
4.25%, 08/19/2026(a)	10,572,000	10,500,212
5.25%, 02/19/2027(a)	18,000,000	18,181,075
6.45% to 01/10/2028 then 1 yr. CMT Rate + 2.55%, 01/10/2029 (Callable 01/10/2028)(a)	14,275,000	14,844,233
5.50% to 04/13/2028 then 1 yr. CMT Rate + 1.20%, 04/13/2029 (Callable 04/13/2028)(a)	13,975,000	14,224,845
5.63% to 01/19/2029 then 1 yr. CMT Rate + 1.75%, 01/19/2030 (Callable 01/19/2029)(a)	7,475,000	7,648,228
5.51% to 05/22/2030 then SOFR + 1.65%, 05/22/2031 (Callable 05/22/2030)(a)	13,575,000	13,843,833
2.89% to 06/09/2031 then 1 yr. CMT Rate + 1.30%, 06/09/2032 (Callable 06/09/2031)(a)	18,760,000	16,546,772
6.07% to 01/19/2034 then 1 yr. CMT Rate + 2.10%, 01/19/2035 (Callable 01/19/2034)(a)	4,000,000	4,119,816
3.63%, 03/01/2041(a)	9,200,000	6,534,845
7.13% to 01/19/2054 then 1 yr. CMT Rate + 2.95%, 01/19/2055 (Callable 01/19/2054)(a)	13,000,000	13,239,538
Standard Chartered PLC
1.46% to 01/14/2026 then 1 yr. CMT Rate + 1.00%, 01/14/2027 (Callable 01/14/2026)(a)	15,000,000	14,745,244
2.61% to 01/12/2027 then 1 yr. CMT Rate + 1.18%, 01/12/2028 (Callable 01/12/2027)(a)	18,000,000	17,481,452
7.77% to 11/16/2027 then 1 yr. CMT Rate + 3.45%, 11/16/2028 (Callable 11/16/2027)(a)	15,000,000	16,052,565

	Par	Value
6.30% to 01/09/2028 then 1 yr. CMT Rate + 2.45%, 01/09/2029 (Callable 01/09/2028)(a)	$4,000,000	$4,155,009
5.55% to 01/21/2028 then 1 yr. CMT Rate + 1.05%, 01/21/2029 (Callable 01/21/2028)(a)	15,000,000	15,321,580
5.01% to 10/15/2029 then 1 yr. CMT Rate + 1.15%, 10/15/2030 (Callable 10/15/2029)(a)	30,000,000	30,307,939
5.24% to 05/13/2030 then 1 yr. CMT Rate + 1.35%, 05/13/2031 (Callable 05/13/2030)(a)	10,000,000	10,146,825
2.68% to 06/29/2031 then 1 yr. CMT Rate + 1.20%, 06/29/2032 (Callable 06/29/2031)(a)	28,925,000	25,468,547
5.91% to 05/14/2034 then 1 yr. CMT Rate + 1.45%, 05/14/2035 (Callable 05/14/2034)(a)	32,750,000	34,070,040
6.23% to 01/21/2035 then 1 yr. CMT Rate + 1.43%, 01/21/2036 (Callable 01/21/2035)(a)	20,000,000	21,211,305
Stifel Financial Corp., 4.00%, 05/15/2030 (Callable 02/15/2030)	6,325,000	6,079,909
Sumitomo Mitsui Financial Group, Inc.
5.52%, 01/13/2028	30,000,000	30,887,256
5.80%, 07/13/2028	10,000,000	10,417,575
5.85%, 07/13/2030	23,375,000	24,705,795
1.71%, 01/12/2031	4,008,000	3,438,000
Svenska Handelsbanken AB
1.42% to 06/11/2026 then 1 yr. CMT Rate + 0.63%, 06/11/2027 (Callable 06/11/2026)(a)	10,000,000	9,709,635
5.50%, 06/15/2028(a)	22,195,000	22,936,434
Swedbank AB, 5.41%, 03/14/2029(a)	19,000,000	19,592,422
Synchrony Bank, 5.63%, 08/23/2027 (Callable 07/23/2027)	19,618,000	20,006,568
Synchrony Financial
3.95%, 12/01/2027 (Callable 09/01/2027)	43,000,000	42,282,959
5.15%, 03/19/2029 (Callable 12/19/2028)	35,000,000	35,141,297
5.45% to 03/06/2030 then SOFR + 1.68%, 03/06/2031 (Callable 03/06/2030)	14,525,000	14,651,639
2.88%, 10/28/2031 (Callable 07/28/2031)	26,173,000	22,708,746

The accompanying notes are an integral part of these financial statements.

105

Baird Core Plus Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
7.25%, 02/02/2033 (Callable 11/02/2032)	$12,000,000	$12,556,135
Synovus Financial Corp., 6.17% to 11/01/2029 then SOFR + 2.35%, 11/01/2030 (Callable 11/01/2029)	15,000,000	15,387,833
Trinity Acquisition PLC
4.40%, 03/15/2026 (Callable 12/15/2025)	15,776,000	15,732,282
6.13%, 08/15/2043	23,630,000	23,629,738
Truist Financial Corp.
4.87% to 01/26/2028 then SOFR + 1.44%, 01/26/2029 (Callable 01/26/2028)	10,000,000	10,115,523
7.16% to 10/30/2028 then SOFR + 2.45%, 10/30/2029 (Callable 10/30/2028)	8,000,000	8,653,497
Trustage Financial Group, Inc., 4.63%, 04/15/2032 (Callable 01/15/2032)(a)	13,062,000	12,357,527
UBS AG/Stamford CT, 7.50%, 02/15/2028	4,800,000	5,178,061
UBS Group AG
5.71% (1 yr. CMT Rate + 1.55%), 01/12/2027 (Callable 01/12/2026)(a)	30,000,000	30,180,058
1.31% to 02/02/2026 then SOFR + 0.98%, 02/02/2027 (Callable 02/02/2026)(a)	19,400,000	19,034,036
1.49% to 08/10/2026 then 1 yr. CMT Rate + 0.85%, 08/10/2027 (Callable 08/10/2026)(a)	10,000,000	9,671,657
4.28%, 01/09/2028 (Callable 01/09/2027)(a)	24,750,000	24,640,518
3.87% to 01/12/2028 then 3 mo. LIBOR US + 1.41%, 01/12/2029 (Callable 01/12/2028)(a)(c)	43,850,000	43,173,271
6.25% to 09/22/2028 then 1 yr. CMT Rate + 1.80%, 09/22/2029 (Callable 09/22/2028)(a)	5,000,000	5,252,740
4.19% to 04/01/2030 then SOFR + 3.73%, 04/01/2031 (Callable 04/01/2030)(a)	20,000,000	19,584,785
2.10% to 02/11/2031 then 1 yr. CMT Rate + 1.00%, 02/11/2032 (Callable 02/11/2031)(a)	21,550,000	18,640,232
3.09% to 05/14/2031 then SOFR + 1.73%, 05/14/2032 (Callable 05/14/2031)(a)	6,000,000	5,446,579

	Par	Value
4.99% to 08/05/2032 then 1 yr. CMT Rate + 2.40%, 08/05/2033 (Callable 08/05/2032)(a)	$3,000,000	$2,990,232
UnitedHealth Group, Inc., 4.63%, 07/15/2035	12,175,000	11,758,113
US Bancorp, 4.65% to 02/01/2028 then SOFR + 1.23%, 02/01/2029 (Callable 02/01/2028)	3,684,000	3,707,899
Voya Financial, Inc., 5.00%, 09/20/2034 (Callable 06/20/2034)	8,500,000	8,305,829
Wells Fargo & Co.
5.71% to 04/22/2027 then SOFR + 1.07%, 04/22/2028 (Callable 04/22/2027)	10,000,000	10,217,156
3.58% to 05/22/2027 then 3 mo. Term SOFR + 1.57%, 05/22/2028 (Callable 05/22/2027)	22,095,000	21,754,728
4.81% to 07/25/2027 then SOFR + 1.98%, 07/25/2028 (Callable 07/25/2027)	5,500,000	5,546,364
4.97% (SOFR + 1.37%), 04/23/2029 (Callable 04/23/2028)	20,000,000	20,279,857
5.57% to 07/25/2028 then SOFR + 1.74%, 07/25/2029 (Callable 07/25/2028)	22,955,000	23,702,360
6.30% to 10/23/2028 then SOFR + 1.79%, 10/23/2029 (Callable 10/23/2028)	12,800,000	13,528,163
3.35% to 03/02/2032 then SOFR + 1.50%, 03/02/2033 (Callable 03/02/2032)	5,000,000	4,566,250
5.56% to 07/25/2033 then SOFR + 1.99%, 07/25/2034 (Callable 07/25/2033)	28,000,000	28,896,769
5.50% to 01/23/2034 then SOFR + 1.78%, 01/23/2035 (Callable 01/23/2034)	7,000,000	7,178,625
3.07% to 04/30/2040 then SOFR + 2.53%, 04/30/2041 (Callable 04/30/2040)	35,000,000	26,448,436
5.01% to 04/04/2050 then 3 mo. Term SOFR + 4.50%, 04/04/2051 (Callable 04/04/2050)	8,000,000	7,284,140
Westpac Banking Corp.
4.32% to 11/23/2026 then 5 yr. Mid Swap Rate USD + 2.24%, 11/23/2031 (Callable 11/23/2026)	10,000,000	9,934,118
5.41% to 08/10/2032 then 1 yr. CMT Rate + 2.68%, 08/10/2033 (Callable 08/10/2032)	3,000,000	3,025,954
6.82%, 11/17/2033	6,000,000	6,597,700

The accompanying notes are an integral part of these financial statements.

106

Baird Core Plus Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
4.11% to 07/24/2029 then 5 yr. CMT Rate + 2.00%, 07/24/2034 (Callable 07/24/2029)	$10,000,000	$9,663,641
2.67% to 11/15/2030 then 5 yr. CMT Rate + 1.75%, 11/15/2035 (Callable 11/15/2030)	10,000,000	8,820,833
5.62% to 11/20/2034 then 1 yr. CMT Rate + 1.20%, 11/20/2035 (Callable 11/20/2034)	32,775,000	32,991,922
Willis North America, Inc.
2.95%, 09/15/2029 (Callable 06/15/2029)	10,600,000	9,976,461
5.35%, 05/15/2033 (Callable 02/15/2033)	6,000,000	6,151,334
5.05%, 09/15/2048 (Callable 03/15/2048)	15,000,000	13,328,416
5.90%, 03/05/2054 (Callable 09/05/2053)	5,000,000	4,969,706
WP Carey, Inc., 5.38%, 06/30/2034 (Callable 03/30/2034)	5,550,000	5,599,115
		7,516,426,119
Industrials - 23.7%
1011778 BC ULC / New Red Finance, Inc., 6.13%, 06/15/2029 (Callable 06/15/2026)(a)	5,000,000	5,127,870
180 Medical, Inc., 3.88%, 10/15/2029 (Callable 07/11/2025)(a)	500,000	475,367
AAR Escrow Issuer LLC, 6.75%, 03/15/2029 (Callable 03/15/2026)(a)	250,000	259,079
AbbVie, Inc.
4.30%, 05/14/2036 (Callable 11/14/2035)	3,825,000	3,607,281
4.05%, 11/21/2039 (Callable 05/21/2039)	11,250,000	9,860,701
Acadia Healthcare Co., Inc., 7.38%, 03/15/2033 (Callable 03/15/2028)(a)	1,000,000	1,030,232
Acushnet Co., 7.38%, 10/15/2028 (Callable 10/15/2025)(a)	1,000,000	1,042,487
ADT Security Corp., 4.13%, 08/01/2029 (Callable 08/01/2028)(a)	2,250,000	2,173,590
Advance Auto Parts, Inc., 3.90%, 04/15/2030 (Callable 01/15/2030)	5,000,000	4,685,114
Advanced Drainage Systems, Inc., 6.38%, 06/15/2030 (Callable 07/31/2025)(a)	1,500,000	1,534,135

	Par	Value
Adventist Health System/West
2.95%, 03/01/2029 (Callable 12/01/2028)	$7,250,000	$6,733,278
3.63%, 03/01/2049 (Callable 09/01/2048)	8,900,000	5,937,711
Aker BP ASA
5.60%, 06/13/2028 (Callable 05/13/2028)(a)	7,000,000	7,186,139
4.00%, 01/15/2031 (Callable 10/15/2030)(a)	10,440,000	9,915,689
3.10%, 07/15/2031 (Callable 04/15/2031)(a)	27,958,000	24,965,845
5.13%, 10/01/2034 (Callable 07/01/2034)(a)	27,125,000	26,043,460
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
3.25%, 03/15/2026 (Callable 07/31/2025)(a)	5,000,000	4,931,141
3.50%, 03/15/2029 (Callable 07/31/2025)(a)	1,500,000	1,421,070
6.25%, 03/15/2033 (Callable 03/15/2028)(a)	1,000,000	1,030,826
Alcon Finance Corp.
3.00%, 09/23/2029 (Callable 06/23/2029)(a)	6,110,000	5,752,452
2.60%, 05/27/2030 (Callable 02/27/2030)(a)	6,475,000	5,919,417
Alimentation Couche-Tard, Inc., 2.95%, 01/25/2030 (Callable 10/25/2029)(a)	6,500,000	6,074,016
Allegion PLC, 3.50%, 10/01/2029 (Callable 07/01/2029)	12,275,000	11,758,810
Alpek SAB de CV
4.25%, 09/18/2029 (Callable 06/18/2029)(a)	6,000,000	5,702,209
3.25%, 02/25/2031 (Callable 11/25/2030)(a)	10,000,000	8,764,145
AmbiparLux Sarl
9.88%, 02/06/2031 (Callable 02/06/2027)(a)	500,000	472,561
10.88%, 02/05/2033 (Callable 02/05/2029)(a)	1,000,000	945,066
Amcor Group Finance PLC, 5.45%, 05/23/2029 (Callable 04/23/2029)	12,500,000	12,852,380
America Movil SAB de CV, 2.88%, 05/07/2030 (Callable 02/07/2030)	28,000,000	25,883,027
Amgen, Inc.
3.15%, 02/21/2040 (Callable 08/21/2039)	5,000,000	3,851,377
4.40%, 05/01/2045 (Callable 11/01/2044)	8,000,000	6,805,661
5.65%, 03/02/2053 (Callable 09/02/2052)	21,700,000	21,187,792

The accompanying notes are an integral part of these financial statements.

107

Baird Core Plus Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
AmrizeFinance US LLC
3.50%, 09/22/2026 (Callable 06/22/2026)(a)	$12,565,000	$12,402,533
4.95%, 04/07/2030 (Callable 03/07/2030)(a)	10,000,000	10,134,034
7.13%, 07/15/2036(a)	1,500,000	1,696,362
Amsted Industries, Inc., 6.38%, 03/15/2033 (Callable 03/15/2028)(a)	1,000,000	1,016,467
Anglo American Capital PLC
4.75%, 04/10/2027(a)	12,033,000	12,088,891
4.50%, 03/15/2028 (Callable 12/15/2027)(a)	11,000,000	11,001,119
5.63%, 04/01/2030 (Callable 01/01/2030)(a)	3,000,000	3,112,122
2.63%, 09/10/2030 (Callable 06/10/2030)(a)	16,025,000	14,487,867
5.50%, 05/02/2033 (Callable 02/02/2033)(a)	12,450,000	12,696,905
5.75%, 04/05/2034 (Callable 01/05/2034)(a)	15,000,000	15,489,121
3.95%, 09/10/2050 (Callable 03/10/2050)(a)	10,000,000	7,410,264
6.00%, 04/05/2054 (Callable 10/05/2053)(a)	5,000,000	4,926,133
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/2046 (Callable 08/01/2045)	56,166,000	51,484,022
Anheuser-Busch InBev Worldwide, Inc., 5.45%, 01/23/2039 (Callable 07/23/2038)	9,975,000	10,146,426
Antero Midstream Partners LP / Antero Midstream Finance Corp., 6.63%, 02/01/2032 (Callable 02/01/2027)(a)	3,000,000	3,098,550
Antofagasta PLC
2.38%, 10/14/2030 (Callable 07/14/2030)(a)	6,000,000	5,309,138
6.25%, 05/02/2034 (Callable 02/02/2034)(a)	16,719,000	17,529,621
AP Moller - Maersk AS, 4.50%, 06/20/2029 (Callable 03/20/2029)(a)	20,575,000	20,643,224
AptarGroup, Inc., 3.60%, 03/15/2032 (Callable 12/15/2031)	7,500,000	6,911,045
Aramark Services, Inc., 5.00%, 02/01/2028 (Callable 07/31/2025)(a)	1,000,000	995,976
ArcelorMittal SA
4.55%, 03/11/2026	30,930,000	30,874,225
4.25%, 07/16/2029	15,000,000	14,812,276
6.80%, 11/29/2032 (Callable 08/29/2032)	28,467,000	31,290,029

	Par	Value
6.00%, 06/17/2034 (Callable 03/17/2034)	$4,500,000	$4,716,820
7.00%, 10/15/2039(d)	11,096,000	12,287,732
6.75%, 03/01/2041(d)	6,000,000	6,321,903
6.35%, 06/17/2054 (Callable 12/17/2053)	25,900,000	26,127,686
Arcos Dorados BV, 6.38%, 01/29/2032 (Callable 11/29/2031)(a)	12,000,000	12,466,680
Arcosa, Inc.
4.38%, 04/15/2029 (Callable 07/16/2025)(a)	3,000,000	2,902,031
6.88%, 08/15/2032 (Callable 08/15/2027)(a)	1,000,000	1,037,820
Ashtead Capital, Inc.
4.00%, 05/01/2028 (Callable 07/11/2025)(a)	9,000,000	8,863,881
4.25%, 11/01/2029 (Callable 07/11/2025)(a)	4,100,000	4,014,734
2.45%, 08/12/2031 (Callable 05/12/2031)(a)	23,840,000	20,571,526
5.50%, 08/11/2032 (Callable 05/11/2032)(a)	6,450,000	6,532,118
5.55%, 05/30/2033 (Callable 02/28/2033)(a)	5,000,000	5,049,633
5.95%, 10/15/2033 (Callable 07/15/2033)(a)	9,000,000	9,322,000
5.80%, 04/15/2034 (Callable 01/15/2034)(a)	6,700,000	6,857,148
AT&T Reign II Multi-Property Lease-Backed Pass-Through Trust, 6.09%, 12/15/2044(a)	32,900,000	32,917,914
AT&T, Inc.
4.30%, 02/15/2030 (Callable 11/15/2029)	10,980,000	10,944,279
2.55%, 12/01/2033 (Callable 09/01/2033)	14,329,000	11,992,026
4.65%, 06/01/2044 (Callable 12/01/2043)	9,700,000	8,367,072
3.55%, 09/15/2055 (Callable 03/15/2055)	40,029,000	27,009,482
6.05%, 08/15/2056 (Callable 02/15/2056)	13,750,000	14,032,108
3.80%, 12/01/2057 (Callable 06/01/2057)	25,315,000	17,712,938
3.65%, 09/15/2059 (Callable 03/15/2059)	31,734,000	21,290,472
Avery Dennison Corp., 2.65%, 04/30/2030 (Callable 02/01/2030)	10,175,000	9,344,908
Ball Corp.
6.88%, 03/15/2028 (Callable 07/16/2025)	2,000,000	2,046,636
6.00%, 06/15/2029 (Callable 05/15/2026)	5,000,000	5,125,880

The accompanying notes are an integral part of these financial statements.

108

Baird Core Plus Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
2.88%, 08/15/2030 (Callable 05/15/2030)	$5,000,000	$4,507,424
3.13%, 09/15/2031 (Callable 06/15/2031)	11,000,000	9,868,740
Bayer US Finance II LLC
4.25%, 12/15/2025 (Callable 10/15/2025)(a)	25,000,000	24,929,627
4.63%, 06/25/2038 (Callable 12/25/2037)(a)	12,000,000	10,615,069
4.40%, 07/15/2044 (Callable 01/15/2044)(a)	5,125,000	3,988,992
Becton Dickinson & Co., 4.88%, 05/15/2044 (Callable 11/15/2043)	5,455,000	4,790,006
Bell Telephone Co. of Canada or Bell Canada, 5.10%, 05/11/2033 (Callable 02/11/2033)	7,000,000	7,005,740
Berry Global, Inc.
4.88%, 07/15/2026 (Callable 07/31/2025)(a)	13,027,000	13,010,056
5.80%, 06/15/2031 (Callable 04/15/2031)	25,775,000	27,084,693
5.65%, 01/15/2034 (Callable 10/15/2033)	15,225,000	15,711,930
Bimbo Bakeries USA, Inc., 4.00%, 05/17/2051 (Callable 11/17/2050)(a)	5,000,000	3,671,955
Boardwalk Pipelines LP
5.95%, 06/01/2026 (Callable 03/01/2026)	26,406,000	26,625,996
4.80%, 05/03/2029 (Callable 02/03/2029)	28,916,000	29,235,871
3.60%, 09/01/2032 (Callable 06/01/2032)	15,000,000	13,577,307
Boeing Co.
2.20%, 02/04/2026 (Callable 07/11/2025)	25,550,000	25,151,223
5.15%, 05/01/2030 (Callable 02/01/2030)	26,000,000	26,470,588
Bon Secours Mercy Health, Inc., 3.46%, 06/01/2030 (Callable 12/01/2029)	16,330,000	15,691,233
Boost Newco Borrower LLC, 7.50%, 01/15/2031 (Callable 01/15/2027)(a)	1,000,000	1,061,515
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028 (Callable 07/31/2025)(a)	1,000,000	966,371
4.00%, 07/01/2029 (Callable 07/11/2025)(a)	500,000	480,321
Boral Finance Pty Ltd., 3.75%, 05/01/2028 (Callable 02/01/2028)(a)	1,440,000	1,383,049

	Par	Value
BorgWarner, Inc., 4.95%, 08/15/2029 (Callable 07/15/2029)	$4,800,000	$4,869,641
BP Capital Markets America, Inc., 4.81%, 02/13/2033 (Callable 11/13/2032)	4,575,000	4,568,883
Braskem Netherlands Finance BV
8.50%, 01/12/2031 (Callable 11/12/2030)(a)	10,000,000	8,744,552
8.00%, 10/15/2034 (Callable 07/15/2034)(a)	2,000,000	1,601,800
Bristol-Myers Squibb Co., 3.70%, 03/15/2052 (Callable 09/15/2051)	6,425,000	4,680,670
British Telecommunications PLC, 9.63%, 12/15/2030(d)	54,955,000	67,596,031
Broadcom, Inc.
4.00%, 04/15/2029 (Callable 02/15/2029)(a)	4,000,000	3,945,398
5.00%, 04/15/2030 (Callable 01/15/2030)	9,000,000	9,201,801
4.15%, 11/15/2030 (Callable 08/15/2030)	16,000,000	15,743,833
2.45%, 02/15/2031 (Callable 11/15/2030)(a)	7,250,000	6,482,912
5.15%, 11/15/2031 (Callable 09/15/2031)	14,250,000	14,660,070
4.15%, 04/15/2032 (Callable 01/15/2032)(a)	12,000,000	11,560,106
3.47%, 04/15/2034 (Callable 01/15/2034)(a)	10,000,000	8,932,932
3.14%, 11/15/2035 (Callable 08/15/2035)(a)	13,250,000	11,175,570
3.50%, 02/15/2041 (Callable 08/15/2040)(a)	16,000,000	12,680,768
Builders FirstSource, Inc., 6.75%, 05/15/2035 (Callable 05/15/2030)(a)	1,000,000	1,029,615
Bunge Ltd. Finance Corp.
3.25%, 08/15/2026 (Callable 05/15/2026)	6,613,000	6,531,407
3.75%, 09/25/2027 (Callable 06/25/2027)	23,800,000	23,597,066
Burlington Northern Santa Fe LLC, 4.15%, 04/01/2045 (Callable 10/01/2044)	3,100,000	2,598,763
Burlington Resources LLC, 5.95%, 10/15/2036	845,000	892,306
Cameron LNG LLC, 3.70%, 01/15/2039 (Callable 07/15/2038)(a)	15,000,000	12,793,323
Canadian Pacific Railway Co.
4.70%, 05/01/2048 (Callable 11/01/2047)	12,000,000	10,584,278
3.50%, 05/01/2050 (Callable 11/01/2049)	13,000,000	9,250,172

The accompanying notes are an integral part of these financial statements.

109

Baird Core Plus Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Canpack SA / Canpack US LLC, 3.88%, 11/15/2029 (Callable 07/31/2025)(a)	$15,000,000	$14,049,477
Carlisle Cos., Inc.
3.75%, 12/01/2027 (Callable 09/01/2027)	4,600,000	4,534,207
2.75%, 03/01/2030 (Callable 12/01/2029)	21,832,000	20,161,063
Carnival Corp., 4.00%, 08/01/2028 (Callable 05/01/2028)(a)	22,000,000	21,532,500
Carrier Global Corp.
2.49%, 02/15/2027 (Callable 12/15/2026)	12,845,000	12,500,741
2.70%, 02/15/2031 (Callable 11/15/2030)	14,700,000	13,372,745
CBRE Services, Inc., 5.95%, 08/15/2034 (Callable 05/15/2034)	5,000,000	5,264,089
CCL Industries, Inc., 3.05%, 06/01/2030 (Callable 03/01/2030)(a)	19,725,000	18,296,263
CCO Holdings LLC / CCO Holdings Capital Corp.
4.75%, 03/01/2030 (Callable 07/31/2025)(a)	15,000,000	14,532,035
4.50%, 08/15/2030 (Callable 07/31/2025)(a)	10,000,000	9,533,796
CDW LLC / CDW Finance Corp.
5.10%, 03/01/2030 (Callable 02/01/2030)	9,040,000	9,103,280
3.57%, 12/01/2031 (Callable 09/01/2031)	15,000,000	13,806,352
5.55%, 08/22/2034 (Callable 05/22/2034)	18,100,000	18,049,957
Celanese US Holdings LLC, 6.58%, 07/15/2029 (Callable 05/15/2029)(d)	14,876,000	15,502,473
Cellnex Finance Co. SA, 3.88%, 07/07/2041 (Callable 04/07/2041)(a)	28,000,000	22,059,086
CF Industries, Inc., 5.38%, 03/15/2044	10,922,000	10,139,279
Charles River Laboratories International, Inc., 4.00%, 03/15/2031 (Callable 03/15/2026)(a)	3,000,000	2,748,880
Charter Communications Operating LLC
3.75%, 02/15/2028 (Callable 11/15/2027)	5,000,000	4,907,532
6.38%, 10/23/2035 (Callable 04/23/2035)	61,962,000	65,079,207

	Par	Value
Charter Communications Operating LLC / Charter Communications Operating Capital
4.91%, 07/23/2025	$7,732,000	$7,731,433
6.55%, 06/01/2034 (Callable 03/01/2034)	10,000,000	10,669,578
5.38%, 04/01/2038 (Callable 10/01/2037)	6,000,000	5,654,667
3.70%, 04/01/2051 (Callable 10/01/2050)	6,700,000	4,462,939
3.85%, 04/01/2061 (Callable 10/01/2060)	12,075,000	7,736,130
4.40%, 12/01/2061 (Callable 06/01/2061)	10,000,000	7,011,858
Cheniere Energy Partners LP
3.25%, 01/31/2032 (Callable 01/31/2027)	3,500,000	3,137,527
5.95%, 06/30/2033 (Callable 12/30/2032)	13,000,000	13,569,859
5.75%, 08/15/2034 (Callable 02/15/2034)	6,000,000	6,161,822
5.55%, 10/30/2035 (Callable 04/30/2035)(a)	5,000,000	5,039,311
Choice Hotels International, Inc., 5.85%, 08/01/2034 (Callable 05/01/2034)	7,000,000	7,054,606
Cia Cervecerias Unidas SA, 3.35%, 01/19/2032 (Callable 10/19/2031)(a)	20,000,000	17,743,326
Cia de Minas Buenaventura SAA, 6.80%, 02/04/2032 (Callable 01/04/2028)(a)	4,000,000	4,058,000
Cigna Group
2.40%, 03/15/2030 (Callable 12/15/2029)	8,559,000	7,810,254
4.80%, 08/15/2038 (Callable 02/15/2038)	7,600,000	7,145,004
CIMIC Finance USA Pty Ltd., 7.00%, 03/25/2034 (Callable 12/25/2033)(a)	10,000,000	10,646,678
Clean Harbors, Inc.
5.13%, 07/15/2029 (Callable 07/31/2025)(a)	100,000	98,790
6.38%, 02/01/2031 (Callable 02/01/2026)(a)	1,000,000	1,024,523
CNH Industrial Capital LLC
1.88%, 01/15/2026 (Callable 12/15/2025)	14,250,000	14,036,451
4.75%, 03/21/2028 (Callable 02/21/2028)	10,000,000	10,074,783
CNH Industrial NV, 3.85%, 11/15/2027 (Callable 08/15/2027)	26,114,000	25,846,158
Columbia Pipeline Group, Inc., 5.80%, 06/01/2045 (Callable 12/01/2044)	4,733,000	4,558,094

The accompanying notes are an integral part of these financial statements.

110

Baird Core Plus Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Columbia Pipelines Operating Co. LLC
6.50%, 08/15/2043 (Callable 02/15/2043)(a)	$5,000,000	$5,163,299
6.54%, 11/15/2053 (Callable 05/15/2053)(a)	3,400,000	3,514,034
Comcast Corp.
4.25%, 01/15/2033	6,500,000	6,280,778
4.40%, 08/15/2035 (Callable 02/15/2035)	13,575,000	12,856,323
3.20%, 07/15/2036 (Callable 01/15/2036)	15,000,000	12,556,669
5.35%, 05/15/2053 (Callable 11/15/2052)	8,000,000	7,412,876
2.94%, 11/01/2056 (Callable 05/01/2056)	2,622,000	1,539,510
2.99%, 11/01/2063 (Callable 05/01/2063)	10,984,000	6,176,189
CommonSpirit Health, 2.78%, 10/01/2030 (Callable 04/01/2030)	20,400,000	18,675,060
Conagra Brands, Inc., 5.30%, 11/01/2038 (Callable 05/01/2038)	6,625,000	6,340,604
Concentrix Corp., 6.60%, 08/02/2028 (Callable 07/02/2028)	69,277,000	72,683,753
Corning, Inc., 4.38%, 11/15/2057 (Callable 05/15/2057)	10,000,000	8,024,020
Cox Communications, Inc.
5.45%, 09/01/2034 (Callable 06/01/2034)(a)	10,000,000	9,861,587
4.80%, 02/01/2035 (Callable 08/01/2034)(a)	13,047,000	12,198,199
4.70%, 12/15/2042(a)	1,670,000	1,344,715
3.60%, 06/15/2051 (Callable 12/15/2050)(a)	22,900,000	14,827,382
Crown Castle, Inc.
5.60%, 06/01/2029 (Callable 05/01/2029)	21,800,000	22,500,572
5.10%, 05/01/2033 (Callable 02/01/2033)	5,000,000	4,979,439
CSN Resources SA, 8.88%, 12/05/2030 (Callable 12/05/2026)(a)	15,000,000	14,862,489
CSX Corp.
6.22%, 04/30/2040	475,000	512,877
4.65%, 03/01/2068 (Callable 09/01/2067)	9,000,000	7,390,716
CVS Health Corp.
3.25%, 08/15/2029 (Callable 05/15/2029)	11,800,000	11,215,009
5.30%, 06/01/2033 (Callable 03/01/2033)	4,225,000	4,260,805

	Par	Value
4.78%, 03/25/2038 (Callable 09/25/2037)	$45,075,000	$41,366,613
5.05%, 03/25/2048 (Callable 09/25/2047)	32,600,000	28,148,401
5.88%, 06/01/2053 (Callable 12/01/2052)	6,000,000	5,732,853
6.05%, 06/01/2054 (Callable 12/01/2053)	11,000,000	10,780,461
CVS Pass-Through Trust, 7.51%, 01/10/2032(a)	16,980,371	17,782,113
Darling Ingredients, Inc., 6.00%, 06/15/2030 (Callable 07/11/2025)(a)	1,500,000	1,519,806
DCP Midstream Operating LP
5.63%, 07/15/2027 (Callable 04/15/2027)	17,000,000	17,377,752
5.13%, 05/15/2029 (Callable 02/15/2029)	18,264,000	18,553,155
3.25%, 02/15/2032 (Callable 08/15/2031)	10,000,000	8,837,020
Dell International LLC / EMC Corp.
4.90%, 10/01/2026 (Callable 08/01/2026)	8,395,000	8,432,436
5.30%, 10/01/2029 (Callable 07/01/2029)	5,300,000	5,454,537
3.45%, 12/15/2051 (Callable 06/15/2051)	7,227,000	4,952,816
DENTSPLY SIRONA, Inc., 3.25%, 06/01/2030 (Callable 03/01/2030)	53,520,000	48,850,596
Deutsche Telekom International Finance BV, 8.75%, 06/15/2030(d)	28,015,000	33,074,089
Diamondback Energy, Inc.
5.40%, 04/18/2034 (Callable 01/18/2034)	7,000,000	7,020,715
5.55%, 04/01/2035 (Callable 01/01/2035)	7,175,000	7,252,894
Dignity Health, 5.27%, 11/01/2064	7,625,000	6,720,396
DuPont de Nemours, Inc., 5.32%, 11/15/2038 (Callable 05/15/2038)	10,492,000	10,860,694
DXC Technology Co.
1.80%, 09/15/2026 (Callable 08/15/2026)	21,000,000	20,293,876
2.38%, 09/15/2028 (Callable 07/15/2028)	60,000,000	55,818,070
Eagle Materials, Inc., 2.50%, 07/01/2031 (Callable 04/01/2031)	15,000,000	13,301,353
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054 (Callable 04/15/2054)	5,500,000	5,255,975
Eaton Corp., 4.00%, 11/02/2032	3,660,000	3,538,203
Edwards Lifesciences Corp., 4.30%, 06/15/2028 (Callable 03/15/2028)	12,111,000	12,092,331

The accompanying notes are an integral part of these financial statements.

111

Baird Core Plus Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Element Fleet Management Corp.
6.27%, 06/26/2026 (Callable 05/26/2026)(a)	$15,600,000	$15,820,971
6.32%, 12/04/2028 (Callable 11/04/2028)(a)	50,400,000	53,138,425
5.04%, 03/25/2030 (Callable 02/25/2030)(a)	9,275,000	9,356,508
Embraer Netherlands Finance BV, 5.98%, 02/11/2035 (Callable 11/11/2034)	8,000,000	8,246,400
Enbridge Energy Partners LP
7.50%, 04/15/2038	4,500,000	5,166,430
7.38%, 10/15/2045 (Callable 04/15/2045)	23,298,000	26,620,659
Energy Transfer LP
4.20%, 04/15/2027 (Callable 01/15/2027)	8,650,000	8,614,965
5.63%, 05/01/2027 (Callable 07/16/2025)(a)	9,107,000	9,125,010
5.50%, 06/01/2027 (Callable 03/01/2027)	4,653,000	4,736,161
4.00%, 10/01/2027 (Callable 07/01/2027)	15,000,000	14,886,788
4.95%, 05/15/2028 (Callable 02/15/2028)	1,620,000	1,642,899
4.95%, 06/15/2028 (Callable 03/15/2028)	4,693,000	4,762,701
6.00%, 02/01/2029 (Callable 07/31/2025)(a)	8,900,000	9,042,902
5.25%, 04/15/2029 (Callable 01/15/2029)	18,925,000	19,381,354
4.15%, 09/15/2029 (Callable 06/15/2029)	16,585,000	16,338,438
7.38%, 02/01/2031 (Callable 02/01/2026)(a)	12,297,000	12,885,301
5.70%, 04/01/2035 (Callable 01/01/2035)	10,000,000	10,185,935
6.63%, 10/15/2036	3,575,000	3,856,986
6.50%, 02/01/2042 (Callable 08/01/2041)	18,727,000	19,407,906
6.10%, 02/15/2042	1,000,000	984,581
5.95%, 10/01/2043 (Callable 04/01/2043)	2,702,000	2,566,879
5.15%, 03/15/2045 (Callable 09/15/2044)	5,000,000	4,405,878
6.00%, 06/15/2048 (Callable 12/15/2047)	5,000,000	4,801,300
6.20%, 04/01/2055 (Callable 10/01/2054)	12,550,000	12,355,416
Eni SpA
4.25%, 05/09/2029 (Callable 02/09/2029)(a)	18,250,000	18,249,252
5.50%, 05/15/2034 (Callable 02/15/2034)(a)	6,100,000	6,144,833

	Par	Value
5.75%, 05/19/2035 (Callable 02/19/2035)(a)	$7,000,000	$7,159,670
5.95%, 05/15/2054 (Callable 11/15/2053)(a)	6,000,000	5,804,635
Enpro, Inc., 6.13%, 06/01/2033 (Callable 06/01/2028)(a)	1,000,000	1,022,322
Enterprise Products Operating LLC, 3.95%, 01/31/2060 (Callable 07/31/2059)	14,475,000	10,531,672
EQT Corp.
6.38%, 04/01/2029 (Callable 04/01/2026)(a)	7,000,000	7,220,462
7.00%, 02/01/2030 (Callable 11/01/2029)(d)	28,813,000	31,234,426
7.50%, 06/01/2030 (Callable 12/01/2029)(a)	8,606,000	9,458,105
4.75%, 01/15/2031 (Callable 07/15/2030)(a)	17,900,000	17,618,503
3.63%, 05/15/2031 (Callable 05/15/2030)(a)	100,000	92,689
Equifax, Inc., 5.10%, 06/01/2028 (Callable 05/01/2028)	15,000,000	15,286,398
Equinix, Inc., 3.20%, 11/18/2029 (Callable 08/18/2029)	15,000,000	14,234,449
EquipmentShare.com, Inc., 8.63%, 05/15/2032 (Callable 05/15/2027)(a)	500,000	531,345
Excelerate Energy LP, 8.00%, 05/15/2030 (Callable 05/15/2027)(a)	7,500,000	7,906,189
Fair Isaac Corp., 6.00%, 05/15/2033 (Callable 05/15/2028)(a)	100,000	100,917
FedEx Corp.
3.90%, 02/01/2035(a)	7,000,000	6,259,226
4.95%, 10/17/2048 (Callable 04/17/2048)(a)	13,500,000	11,400,260
Ferguson Enterprises, Inc., 5.00%, 10/03/2034 (Callable 07/03/2034)	8,000,000	7,939,529
Ferguson Finance PLC, 4.50%, 10/24/2028 (Callable 07/24/2028)(a)	37,052,000	36,987,150
Fibercop SpA, 7.20%, 07/18/2036 (Callable 04/18/2036)(a)	2,378,000	2,317,559
Fiserv, Inc.
3.50%, 07/01/2029 (Callable 04/01/2029)	8,810,000	8,486,673
5.63%, 08/21/2033 (Callable 05/21/2033)	10,000,000	10,397,902
5.15%, 08/12/2034 (Callable 05/12/2034)	26,800,000	26,897,970
4.40%, 07/01/2049 (Callable 01/01/2049)	12,500,000	10,233,573
Flex Intermediate Holdco LLC, 3.36%, 06/30/2031 (Callable 12/30/2030)(a)	30,000,000	26,664,844

The accompanying notes are an integral part of these financial statements.

112

Baird Core Plus Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Flex Ltd.
3.75%, 02/01/2026 (Callable 01/01/2026)	$28,300,000	$28,114,540
6.00%, 01/15/2028 (Callable 12/15/2027)	10,000,000	10,317,301
4.88%, 05/12/2030 (Callable 02/12/2030)	17,550,000	17,625,585
5.25%, 01/15/2032 (Callable 11/15/2031)	47,389,000	47,909,523
Flowserve Corp.
3.50%, 10/01/2030 (Callable 07/01/2030)	7,075,000	6,601,912
2.80%, 01/15/2032 (Callable 10/15/2031)	5,000,000	4,348,648
FMG Resources August 2006 Pty Ltd.
4.38%, 04/01/2031 (Callable 01/01/2031)(a)	1,000,000	934,401
6.13%, 04/15/2032 (Callable 01/15/2032)(a)	10,000,000	10,171,760
Ford Motor Credit Co. LLC
3.38%, 11/13/2025 (Callable 10/13/2025)	30,000,000	29,800,201
2.70%, 08/10/2026 (Callable 07/10/2026)	15,000,000	14,604,329
5.80%, 03/05/2027 (Callable 02/05/2027)	9,000,000	9,071,004
5.92%, 03/20/2028 (Callable 02/20/2028)	15,600,000	15,758,324
5.80%, 03/08/2029 (Callable 02/08/2029)	18,000,000	18,037,598
Fortune Brands Innovations, Inc.
3.25%, 09/15/2029 (Callable 06/15/2029)	14,000,000	13,265,788
5.88%, 06/01/2033 (Callable 03/01/2033)	16,000,000	16,778,609
Foundry JV Holdco LLC
6.15%, 01/25/2032 (Callable 11/25/2031)(a)	10,000,000	10,522,426
6.25%, 01/25/2035 (Callable 10/25/2034)(a)	21,774,000	22,870,609
Freeport-McMoRan, Inc.
5.00%, 09/01/2027 (Callable 07/31/2025)	12,000,000	11,973,987
4.13%, 03/01/2028 (Callable 07/31/2025)	11,550,000	11,409,877
4.38%, 08/01/2028 (Callable 07/31/2025)	6,545,000	6,509,692
5.25%, 09/01/2029 (Callable 07/31/2025)	14,415,000	14,651,406
4.25%, 03/01/2030 (Callable 07/31/2025)	29,799,000	29,176,949
4.63%, 08/01/2030 (Callable 08/01/2025)	3,000,000	2,968,987

	Par	Value
Fresenius Medical Care US Finance III, Inc.
3.75%, 06/15/2029 (Callable 03/15/2029)(a)	$43,130,000	$41,404,128
2.38%, 02/16/2031 (Callable 11/16/2030)(a)	41,700,000	36,070,227
3.00%, 12/01/2031 (Callable 09/01/2031)(a)	13,625,000	11,915,233
General Motors Co.
6.13%, 10/01/2025 (Callable 09/01/2025)	10,350,000	10,368,423
5.35%, 04/15/2028 (Callable 03/15/2028)	18,700,000	18,984,275
5.63%, 04/15/2030 (Callable 03/15/2030)	7,825,000	7,997,947
General Motors Financial Co., Inc.
1.25%, 01/08/2026 (Callable 12/08/2025)	18,125,000	17,791,861
5.40%, 04/06/2026	10,000,000	10,045,384
2.35%, 02/26/2027 (Callable 01/26/2027)	10,900,000	10,504,440
5.05%, 04/04/2028	12,500,000	12,594,767
5.80%, 06/23/2028 (Callable 05/23/2028)	10,000,000	10,299,598
5.80%, 01/07/2029 (Callable 12/07/2028)	15,000,000	15,449,337
5.55%, 07/15/2029 (Callable 06/15/2029)	14,000,000	14,301,460
4.90%, 10/06/2029 (Callable 09/06/2029)	8,000,000	7,986,261
5.45%, 07/15/2030 (Callable 06/15/2030)	10,875,000	11,027,714
Genesee & Wyoming, Inc., 6.25%, 04/15/2032 (Callable 04/15/2027)(a)	4,000,000	4,081,492
Genpact Luxembourg SARL/Genpact USA, Inc.
1.75%, 04/10/2026 (Callable 03/10/2026)	29,775,000	29,063,265
6.00%, 06/04/2029 (Callable 05/04/2029)	36,925,000	38,218,594
Genuine Parts Co., 4.95%, 08/15/2029 (Callable 07/15/2029)	9,150,000	9,290,261
GFL Environmental, Inc., 6.75%, 01/15/2031 (Callable 01/15/2027)(a)	3,000,000	3,139,269
Glencore Finance (Canada) Ltd., 6.00%, 11/15/2041(a)	9,400,000	9,477,478
Glencore Finance Canada Ltd., 5.55%, 10/25/2042(a)(d)	3,543,000	3,381,191
Glencore Funding LLC
4.00%, 03/27/2027 (Callable 12/27/2026)(a)	17,000,000	16,860,900
4.88%, 03/12/2029 (Callable 12/12/2028)(a)	18,000,000	18,167,043

The accompanying notes are an integral part of these financial statements.

113

Baird Core Plus Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
2.50%, 09/01/2030 (Callable 06/01/2030)(a)	$5,615,000	$5,059,320
5.70%, 05/08/2033 (Callable 02/08/2033)(a)	12,500,000	12,923,536
6.50%, 10/06/2033 (Callable 07/06/2033)(a)	10,000,000	10,844,104
5.67%, 04/01/2035 (Callable 01/01/2035)(a)	22,321,000	22,770,981
3.88%, 04/27/2051 (Callable 10/27/2050)(a)	7,500,000	5,462,465
3.38%, 09/23/2051 (Callable 03/23/2051)(a)	4,000,000	2,645,479
5.89%, 04/04/2054 (Callable 10/04/2053)(a)	6,775,000	6,636,581
Global Payments,Inc.
4.80%, 04/01/2026 (Callable 01/01/2026)	10,035,000	10,029,597
2.90%, 05/15/2030 (Callable 02/15/2030)	5,000,000	4,596,951
Goat Holdco LLC, 6.75%, 02/01/2032 (Callable 02/01/2028)(a)	1,000,000	1,016,540
Graphic Packaging International LLC
3.50%, 03/15/2028 (Callable 09/15/2027)(a)	5,000,000	4,791,738
3.50%, 03/01/2029 (Callable 09/01/2028)(a)	5,000,000	4,715,866
Gray Oak Pipeline LLC, 2.60%, 10/15/2025 (Callable 09/15/2025)(a)	15,000,000	14,901,091
Gruma SAB de CV
5.39%, 12/09/2034 (Callable 10/09/2034)(a)	10,000,000	10,040,974
5.76%, 12/09/2054 (Callable 06/09/2054)(a)	6,150,000	5,812,476
Grupo Bimbo SAB de CV
4.88%, 06/27/2044(a)	9,575,000	8,285,803
4.70%, 11/10/2047 (Callable 05/10/2047)(a)	25,671,000	21,346,476
4.00%, 09/06/2049(a)	19,500,000	14,370,700
Gulfstream Natural Gas System LLC, 4.60%, 09/15/2025 (Callable 07/31/2025)(a)	10,000,000	9,990,825
GYP Holdings III Corp., 4.63%, 05/01/2029 (Callable 07/31/2025)(a)	2,500,000	2,505,816
Harbour Energy PLC, 6.33%, 04/01/2035 (Callable 01/01/2035)(a)	10,000,000	9,941,253
HB Fuller Co., 4.00%, 02/15/2027 (Callable 11/15/2026)	6,725,000	6,632,644

	Par	Value
HCA, Inc.
5.38%, 09/01/2026 (Callable 03/01/2026)	$1,000,000	$1,005,052
4.50%, 02/15/2027 (Callable 08/15/2026)	16,500,000	16,502,324
5.20%, 06/01/2028 (Callable 05/01/2028)	10,000,000	10,216,797
5.88%, 02/01/2029 (Callable 08/01/2028)	8,500,000	8,821,821
3.50%, 09/01/2030 (Callable 03/01/2030)	5,000,000	4,728,165
5.50%, 03/01/2032 (Callable 01/01/2032)	8,000,000	8,256,259
5.45%, 09/15/2034 (Callable 06/15/2034)	9,000,000	9,077,889
5.75%, 03/01/2035 (Callable 12/01/2034)	6,250,000	6,427,332
4.38%, 03/15/2042 (Callable 09/15/2041)	3,900,000	3,249,430
4.63%, 03/15/2052 (Callable 09/15/2051)	12,475,000	10,025,132
6.00%, 04/01/2054 (Callable 10/01/2053)	11,000,000	10,761,310
6.20%, 03/01/2055 (Callable 09/01/2054)	4,000,000	4,028,489
Helmerich & Payne, Inc., 4.85%, 12/01/2029 (Callable 11/01/2029)(a)	11,500,000	10,965,723
Herc Holdings, Inc.
6.63%, 06/15/2029 (Callable 06/15/2026)(a)	15,000,000	15,389,985
7.00%, 06/15/2030 (Callable 06/15/2027)(a)	4,000,000	4,177,429
Hess Midstream Operations LP, 5.88%, 03/01/2028 (Callable 03/01/2026)(a)	10,625,000	10,783,376
Hewlett Packard Enterprise Co.
4.85%, 10/15/2031 (Callable 08/15/2031)	10,000,000	9,974,115
5.60%, 10/15/2054 (Callable 04/15/2054)	32,000,000	29,554,520
Hexcel Corp., 4.20%, 02/15/2027 (Callable 11/15/2026)(d)	19,000,000	18,819,181
HF Sinclair Corp.
6.38%, 04/15/2027 (Callable 07/11/2025)	6,401,000	6,440,972
5.00%, 02/01/2028 (Callable 07/11/2025)	22,900,000	22,906,710
4.50%, 10/01/2030 (Callable 07/01/2030)	14,157,000	13,735,989
5.75%, 01/15/2031 (Callable 10/15/2030)	8,800,000	9,011,857
Hilton Domestic Operating Co., Inc., 5.88%, 03/15/2033 (Callable 03/15/2028)(a)	3,000,000	3,056,634
Hologic, Inc., 3.25%, 02/15/2029 (Callable 07/16/2025)(a)	21,238,000	20,238,786

The accompanying notes are an integral part of these financial statements.

114

Baird Core Plus Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
HP, Inc., 3.00%, 06/17/2027 (Callable 04/17/2027)	$25,000,000	$24,387,884
Hubbell, Inc., 3.50%, 02/15/2028 (Callable 11/15/2027)	12,000,000	11,771,242
Huntington Ingalls Industries, Inc., 2.04%, 08/16/2028 (Callable 06/16/2028)	12,000,000	11,172,321
Huntsman International LLC
2.95%, 06/15/2031 (Callable 03/15/2031)	4,900,000	4,124,303
5.70%, 10/15/2034 (Callable 07/15/2034)	10,000,000	9,293,680
Hyundai Capital America
1.30%, 01/08/2026 (Callable 12/08/2025)(a)	6,000,000	5,895,819
5.50%, 03/30/2026(a)	7,775,000	7,823,080
1.65%, 09/17/2026 (Callable 08/17/2026)(a)	30,000,000	28,956,625
5.28%, 06/24/2027(a)	17,350,000	17,568,478
4.88%, 11/01/2027(a)	21,825,000	21,923,601
4.90%, 06/23/2028(a)	19,650,000	19,791,067
5.68%, 06/26/2028 (Callable 05/26/2028)(a)	15,000,000	15,395,105
6.10%, 09/21/2028 (Callable 08/21/2028)(a)	10,000,000	10,395,820
5.30%, 01/08/2029 (Callable 12/08/2028)(a)	10,000,000	10,160,253
5.15%, 03/27/2030 (Callable 02/27/2030)(a)	15,000,000	15,180,164
Infor LLC, 1.75%, 07/15/2025(a)	8,375,000	8,363,374
Ingersoll Rand, Inc., 5.70%, 08/14/2033 (Callable 05/14/2033)	9,700,000	10,157,831
Ingredion, Inc., 2.90%, 06/01/2030 (Callable 03/01/2030)	28,000,000	25,881,813
Insulet Corp., 6.50%, 04/01/2033 (Callable 04/01/2028)(a)	500,000	521,293
Intel Corp.
5.20%, 02/10/2033 (Callable 11/10/2032)	3,275,000	3,302,685
4.90%, 08/05/2052 (Callable 02/05/2052)	2,600,000	2,149,972
5.70%, 02/10/2053 (Callable 08/10/2052)	5,575,000	5,188,310
International Business Machines Corp., 4.15%, 05/15/2039	13,000,000	11,450,910
International Flavors & Fragrances, Inc.
1.83%, 10/15/2027 (Callable 08/15/2027)(a)	4,165,000	3,923,742
5.00%, 09/26/2048 (Callable 03/26/2048)	6,090,000	5,241,871

	Par	Value
IQVIA, Inc.
5.00%, 05/15/2027 (Callable 07/31/2025)(a)	$2,500,000	$2,491,557
6.25%, 02/01/2029 (Callable 01/01/2029)	15,000,000	15,677,265
6.50%, 05/15/2030 (Callable 05/15/2026)(a)	2,000,000	2,061,965
6.25%, 06/01/2032 (Callable 06/01/2028)(a)	8,000,000	8,209,746
Iron Mountain, Inc.
5.25%, 03/15/2028 (Callable 07/11/2025)(a)	20,303,000	20,214,325
5.00%, 07/15/2028 (Callable 07/11/2025)(a)	4,000,000	3,968,306
7.00%, 02/15/2029 (Callable 08/15/2025)(a)	10,000,000	10,352,010
4.50%, 02/15/2031 (Callable 02/15/2026)(a)	10,000,000	9,527,904
6.25%, 01/15/2033 (Callable 12/06/2027)(a)	1,000,000	1,028,206
JAB Holdings BV
3.75%, 05/28/2051 (Callable 11/28/2050)(a)	14,393,000	9,462,853
4.50%, 04/08/2052 (Callable 10/08/2051)(a)	7,207,000	5,475,954
Jabil, Inc., 5.45%, 02/01/2029 (Callable 01/01/2029)	10,000,000	10,254,205
Jacobs Engineering Group, Inc., 6.35%, 08/18/2028 (Callable 07/18/2028)	14,000,000	14,711,140
JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings, Inc. / JBS USA Food Co.
6.25%, 03/01/2056 (Callable 09/01/2055)(a)	15,000,000	15,049,800
6.38%, 04/15/2066 (Callable 10/15/2065)(a)	5,000,000	5,036,850
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl
2.50%, 01/15/2027 (Callable 12/15/2026)	15,000,000	14,590,770
3.75%, 12/01/2031 (Callable 12/01/2026)	24,344,000	22,651,914
3.63%, 01/15/2032 (Callable 01/15/2027)	7,000,000	6,400,728
5.75%, 04/01/2033 (Callable 01/01/2033)	3,000,000	3,083,760
6.75%, 03/15/2034 (Callable 12/15/2033)	24,000,000	26,199,960
4.38%, 02/02/2052 (Callable 08/02/2051)	7,825,000	6,031,318
6.50%, 12/01/2052 (Callable 06/01/2052)	15,286,000	15,859,821
JBS USA LUX Sarl / JBS USA Food Co. / JBS USA Foods Group, 5.95%, 04/20/2035 (Callable 01/20/2035)(a)	8,000,000	8,287,840

The accompanying notes are an integral part of these financial statements.

115

Baird Core Plus Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Jones Lang LaSalle, Inc., 6.88%, 12/01/2028 (Callable 11/01/2028)	$17,000,000	$18,242,207
KB Home, 7.25%, 07/15/2030 (Callable 07/15/2025)	5,000,000	5,173,145
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc., 9.00%, 02/15/2029 (Callable 02/15/2026)(a)	3,250,000	3,365,872
Kennametal, Inc., 4.63%, 06/15/2028 (Callable 03/15/2028)	7,900,000	7,917,720
Keysight Technologies, Inc.
4.60%, 04/06/2027 (Callable 01/06/2027)	50,189,000	50,386,322
5.35%, 07/30/2030 (Callable 06/30/2030)	13,625,000	14,053,199
4.95%, 10/15/2034 (Callable 07/15/2034)	5,000,000	4,943,239
Kimberly-Clark de Mexico SAB de CV, 2.43%, 07/01/2031 (Callable 04/01/2031)(a)	6,000,000	5,357,502
Kinder Morgan Energy Partners LP
7.30%, 08/15/2033	1,675,000	1,888,228
6.50%, 02/01/2037	6,785,000	7,181,233
6.95%, 01/15/2038	26,159,000	29,007,366
7.50%, 11/15/2040	27,248,000	31,143,502
Kinder Morgan, Inc.
5.15%, 06/01/2030 (Callable 05/01/2030)	12,900,000	13,171,155
8.05%, 10/15/2030	15,384,000	17,541,034
7.80%, 08/01/2031	16,174,000	18,628,102
5.85%, 06/01/2035 (Callable 03/01/2035)	5,000,000	5,182,923
Kinetik Holdings LP, 6.63%, 12/15/2028 (Callable 12/15/2025)(a)	21,000,000	21,478,590
Kinross Gold Corp., 6.88%, 09/01/2041 (Callable 03/01/2041)	5,500,000	5,750,847
Kraft Heinz Foods Co.
6.75%, 03/15/2032(d)	10,000,000	11,013,477
5.00%, 07/15/2035 (Callable 01/15/2035)	5,311,000	5,246,078
5.00%, 06/04/2042	5,000,000	4,509,904
Kroger Co., 5.50%, 09/15/2054 (Callable 03/15/2054)	8,200,000	7,783,867
Kyndryl Holdings, Inc.
2.05%, 10/15/2026 (Callable 09/15/2026)	18,100,000	17,540,914
2.70%, 10/15/2028 (Callable 08/15/2028)	15,066,000	14,229,590
3.15%, 10/15/2031 (Callable 07/15/2031)	7,575,000	6,841,022

	Par	Value
6.35%, 02/20/2034 (Callable 11/20/2033)	$6,000,000	$6,410,016
Lear Corp.
3.80%, 09/15/2027 (Callable 06/15/2027)	3,167,000	3,118,877
3.50%, 05/30/2030 (Callable 02/28/2030)	15,000,000	14,138,717
Leidos Holdings, Inc., 5.95%, 12/01/2040 (Callable 06/04/2040)	2,000,000	2,002,268
Leidos, Inc.
4.38%, 05/15/2030 (Callable 02/15/2030)	46,222,000	45,541,166
2.30%, 02/15/2031 (Callable 11/15/2030)	11,439,000	10,009,147
5.40%, 03/15/2032 (Callable 01/15/2032)	9,125,000	9,313,455
5.75%, 03/15/2033 (Callable 12/15/2032)	26,839,000	27,960,946
Lennar Corp., 5.20%, 07/30/2030 (Callable 06/30/2030)	7,750,000	7,895,747
LG Energy Solution Ltd.
5.50%, 07/02/2034(a)	12,000,000	11,773,217
5.88%, 04/02/2035(a)	12,500,000	12,395,634
LKQ Corp.
5.75%, 06/15/2028 (Callable 05/15/2028)	8,000,000	8,242,203
6.25%, 06/15/2033 (Callable 03/15/2033)	30,275,000	31,900,789
Lockheed Martin Corp., 5.20%, 02/15/2055 (Callable 08/15/2054)	2,725,000	2,549,934
Louisiana-Pacific Corp., 3.63%, 03/15/2029 (Callable 07/31/2025)(a)	25,000,000	23,819,877
Lowe’s Cos., Inc., 5.85%, 04/01/2063 (Callable 10/01/2062)	10,000,000	9,762,479
LYB International Finance III LLC
5.50%, 03/01/2034 (Callable 12/01/2033)	10,600,000	10,580,064
6.15%, 05/15/2035 (Callable 02/15/2035)	10,000,000	10,379,119
Magna International, Inc., 2.45%, 06/15/2030 (Callable 03/15/2030)	10,000,000	9,046,861
Marathon Petroleum Corp.
5.13%, 12/15/2026 (Callable 09/15/2026)	3,000,000	3,025,986
5.15%, 03/01/2030 (Callable 02/01/2030)	15,375,000	15,666,554
4.75%, 09/15/2044 (Callable 03/15/2044)	3,985,000	3,314,499
Marriott International, Inc./MD
4.90%, 04/15/2029 (Callable 03/15/2029)	5,000,000	5,088,972

The accompanying notes are an integral part of these financial statements.

116

Baird Core Plus Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
4.80%, 03/15/2030 (Callable 02/15/2030)	$10,000,000	$10,092,757
5.35%, 03/15/2035 (Callable 12/15/2034)	10,000,000	10,081,841
Martin Marietta Materials, Inc.
2.50%, 03/15/2030 (Callable 12/15/2029)	5,000,000	4,587,978
6.25%, 05/01/2037	450,000	477,800
Masco Corp., 6.50%, 08/15/2032	15,834,000	16,858,951
MasTec, Inc.
4.50%, 08/15/2028 (Callable 07/31/2025)(a)	30,931,000	30,514,253
5.90%, 06/15/2029 (Callable 05/15/2029)	35,878,000	37,112,060
Meritage Homes Corp., 5.65%, 03/15/2035 (Callable 12/15/2034)	4,800,000	4,813,632
Methanex US Operations, Inc., 6.25%, 03/15/2032 (Callable 09/15/2031)(a)	3,000,000	2,991,279
Micron Technology, Inc.
5.38%, 04/15/2028 (Callable 03/15/2028)	25,000,000	25,703,435
6.05%, 11/01/2035 (Callable 08/02/2035)	13,600,000	14,233,279
Midwest Connector Capital Co. LLC, 4.63%, 04/01/2029 (Callable 01/01/2029)(a)	17,160,000	17,014,521
Minera Mexico SAB de CV
5.63%, 02/12/2032 (Callable 12/12/2031)(a)	15,000,000	15,233,700
4.50%, 01/26/2050 (Callable 07/26/2049)(a)	8,000,000	6,172,556
Mineral Resources Ltd.
8.00%, 11/01/2027 (Callable 07/31/2025)(a)	8,000,000	8,037,280
9.25%, 10/01/2028 (Callable 10/01/2025)(a)	24,646,000	25,222,914
Minerva Luxembourg SA, 8.88%, 09/13/2033 (Callable 09/13/2028)(a)	6,000,000	6,481,314
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC, 6.75%, 04/01/2032 (Callable 04/01/2027)(a)	2,000,000	2,051,317
Mohawk Industries, Inc., 3.63%, 05/15/2030 (Callable 02/15/2030)	5,000,000	4,786,742
Mosaic Co., 5.45%, 11/15/2033 (Callable 05/15/2033)	11,101,000	11,354,625
MPLX LP
4.25%, 12/01/2027 (Callable 09/01/2027)	6,519,000	6,493,114

	Par	Value
5.00%, 03/01/2033 (Callable 12/01/2032)	$4,425,000	$4,363,432
5.50%, 06/01/2034 (Callable 03/01/2034)	16,800,000	16,868,289
5.50%, 02/15/2049 (Callable 08/15/2048)	8,825,000	7,968,259
5.95%, 04/01/2055 (Callable 10/01/2054)	8,000,000	7,619,790
4.90%, 04/15/2058 (Callable 10/15/2057)	5,000,000	4,008,530
MSCI, Inc.
4.00%, 11/15/2029 (Callable 07/31/2025)(a)	7,562,000	7,317,632
3.63%, 11/01/2031 (Callable 11/01/2026)(a)	10,000,000	9,213,597
Mueller Water Products, Inc., 4.00%, 06/15/2029 (Callable 07/31/2025)(a)	500,000	480,019
Mylan, Inc., 4.55%, 04/15/2028 (Callable 01/15/2028)	5,000,000	4,958,403
National Fuel Gas Co., 5.50%, 03/15/2030 (Callable 02/15/2030)	10,600,000	10,893,876
Newell Brands, Inc.
6.38%, 09/15/2027 (Callable 06/15/2027)	5,000,000	5,067,135
6.38%, 05/15/2030 (Callable 02/15/2030)	500,000	486,412
NGPL PipeCo LLC, 4.88%, 08/15/2027 (Callable 02/15/2027)(a)	42,204,000	41,989,505
Nissan Motor Acceptance Co. LLC
2.45%, 09/15/2028 (Callable 07/15/2028)(a)	10,000,000	8,857,962
7.05%, 09/15/2028 (Callable 08/15/2028)(a)	5,000,000	5,107,551
5.55%, 09/13/2029 (Callable 08/13/2029)(a)	58,055,000	56,010,593
Nissan Motor Co. Ltd., 4.35%, 09/17/2027 (Callable 07/17/2027)(a)	10,000,000	9,599,592
Nordson Corp., 4.50%, 12/15/2029 (Callable 11/15/2029)	12,900,000	12,906,611
Norfolk Southern Corp., 3.05%, 05/15/2050 (Callable 11/15/2049)	18,000,000	11,806,608
North Mississippi Health Services, Inc., 3.18%, 10/01/2051 (Callable 04/01/2051)	11,800,000	7,696,312
NOVA Chemicals Corp., 7.00%, 12/01/2031 (Callable 12/01/2027)(a)	1,000,000	1,047,703
Nova Southeastern University, Inc., 4.81%, 04/01/2053	4,800,000	4,036,888
Novelis Corp., 6.88%, 01/30/2030 (Callable 01/30/2027)(a)	3,000,000	3,101,793

The accompanying notes are an integral part of these financial statements.

117

Baird Core Plus Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Nutrien Ltd.
4.00%, 12/15/2026 (Callable 09/15/2026)	$10,000,000	$9,936,196
4.13%, 03/15/2035 (Callable 09/15/2034)	6,550,000	5,962,408
nVent Finance Sarl
4.55%, 04/15/2028 (Callable 01/15/2028)	32,435,000	32,414,516
5.65%, 05/15/2033 (Callable 02/15/2033)	28,950,000	29,488,376
NXP BV / NXP Funding LLC / NXP USA, Inc.
4.30%, 06/18/2029 (Callable 03/18/2029)	9,625,000	9,537,018
2.65%, 02/15/2032 (Callable 11/15/2031)	15,000,000	13,054,034
Occidental Petroleum Corp.
8.50%, 07/15/2027 (Callable 01/15/2027)	15,000,000	15,866,738
7.15%, 05/15/2028	7,000,000	7,311,710
8.88%, 07/15/2030 (Callable 01/15/2030)	19,873,000	22,708,678
6.63%, 09/01/2030 (Callable 03/01/2030)	8,943,000	9,456,149
7.50%, 05/01/2031	20,063,000	22,082,140
7.88%, 09/15/2031	12,790,000	14,336,783
5.55%, 10/01/2034 (Callable 07/01/2034)	12,775,000	12,535,119
6.45%, 09/15/2036	7,125,000	7,289,748
Ochsner LSU Health System of North Louisiana, 2.51%, 05/15/2031 (Callable 11/15/2030)	36,300,000	29,744,400
OCI NV, 6.70%, 03/16/2033 (Callable 12/16/2032)(a)	10,000,000	11,070,005
Olin Corp., 6.63%, 04/01/2033 (Callable 04/01/2028)(a)	10,000,000	9,842,192
ONEOK, Inc.
4.75%, 10/15/2031 (Callable 08/15/2031)	10,000,000	9,900,789
5.65%, 09/01/2034 (Callable 06/01/2034)	6,250,000	6,328,746
4.20%, 03/15/2045 (Callable 09/15/2044)	8,770,000	6,638,357
Oracle Corp.
2.80%, 04/01/2027 (Callable 02/01/2027)	46,000,000	44,839,651
6.25%, 11/09/2032 (Callable 08/09/2032)	7,000,000	7,575,104
3.90%, 05/15/2035 (Callable 11/15/2034)	7,425,000	6,699,025
3.85%, 07/15/2036 (Callable 01/15/2036)	7,500,000	6,603,650

	Par	Value
4.00%, 11/15/2047 (Callable 05/15/2047)	$2,565,000	$1,963,241
3.95%, 03/25/2051 (Callable 09/25/2050)	5,000,000	3,690,473
6.90%, 11/09/2052 (Callable 05/09/2052)	29,065,000	32,330,157
5.55%, 02/06/2053 (Callable 08/06/2052)	2,550,000	2,397,950
Orange SA, 9.00%, 03/01/2031(d)	33,426,000	40,614,708
Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 6.75%, 05/15/2034 (Callable 05/15/2029)(a)	5,000,000	4,801,729
Oshkosh Corp., 3.10%, 03/01/2030 (Callable 12/01/2029)	3,500,000	3,276,220
Owens Corning
3.40%, 08/15/2026 (Callable 05/15/2026)	5,000,000	4,944,360
7.00%, 12/01/2036(d)	13,205,000	14,813,889
Paychex, Inc., 5.35%, 04/15/2032 (Callable 02/15/2032)	10,000,000	10,268,458
PBF Holding Co. LLC / PBF Finance Corp., 9.88%, 03/15/2030 (Callable 03/15/2027)(a)	12,000,000	11,671,874
Penske Truck Leasing Co. Lp / PTL Finance Corp.
4.00%, 07/15/2025(a)	20,000,000	19,995,395
5.55%, 05/01/2028 (Callable 04/01/2028)(a)	15,000,000	15,406,720
6.05%, 08/01/2028 (Callable 07/01/2028)(a)	30,000,000	31,255,443
5.35%, 03/30/2029 (Callable 02/28/2029)(a)	7,500,000	7,690,749
5.25%, 07/01/2029 (Callable 06/01/2029)(a)	12,800,000	13,104,912
6.20%, 06/15/2030 (Callable 04/15/2030)(a)	6,000,000	6,397,733
Performance Food Group, Inc., 6.13%, 09/15/2032 (Callable 09/15/2027)(a)	500,000	511,467
Perrigo Finance Unlimited Co.
4.90%, 06/15/2030 (Callable 03/15/2030)(d)	25,250,000	24,825,267
6.13%, 09/30/2032 (Callable 09/30/2027)	5,000,000	5,047,955
Pfizer Investment Enterprises Pte Ltd., 5.30%, 05/19/2053 (Callable 11/19/2052)	11,825,000	11,162,910
Phillips 66
2.15%, 12/15/2030 (Callable 09/15/2030)	6,000,000	5,283,792
5.88%, 05/01/2042	5,000,000	4,958,127
Phillips 66 Co.
3.15%, 12/15/2029 (Callable 09/15/2029)	12,550,000	11,891,147

The accompanying notes are an integral part of these financial statements.

118

Baird Core Plus Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
4.95%, 03/15/2035 (Callable 12/15/2034)	$13,000,000	$12,612,966
4.68%, 02/15/2045 (Callable 08/15/2044)	2,000,000	1,672,904
Phinia, Inc.
6.75%, 04/15/2029 (Callable 04/15/2026)(a)	100,000	103,218
6.63%, 10/15/2032 (Callable 10/15/2027)(a)	1,000,000	1,015,583
Pilgrim’s Pride Corp.
6.25%, 07/01/2033 (Callable 04/01/2033)	16,935,000	17,905,037
6.88%, 05/15/2034 (Callable 02/15/2034)	8,500,000	9,309,225
Plains All American Pipeline LP / PAA Finance Corp., 3.55%, 12/15/2029 (Callable 09/15/2029)	10,000,000	9,558,587
Polaris, Inc., 6.95%, 03/15/2029 (Callable 02/15/2029)	15,000,000	15,777,693
POSCO, 5.75%, 01/17/2028(a)	5,000,000	5,138,077
POSCO Holdings, Inc., 5.13%, 05/07/2030(a)	21,000,000	21,285,134
Premier Health Partners, 2.91%, 11/15/2026 (Callable 05/15/2026)	10,000,000	9,745,283
Puma International Financing SA, 7.75%, 04/25/2029 (Callable 04/25/2026)(a)	2,000,000	2,055,000
Quanta Services, Inc.
2.90%, 10/01/2030 (Callable 07/01/2030)	10,000,000	9,218,599
5.25%, 08/09/2034 (Callable 05/09/2034)	15,000,000	15,183,677
Quikrete Holdings, Inc., 6.38%, 03/01/2032 (Callable 03/01/2028)(a)	500,000	514,160
QXO Building Products, Inc., 6.75%, 04/30/2032 (Callable 04/30/2028)(a)	3,000,000	3,090,606
Raizen Fuels Finance SA
5.70%, 01/17/2035 (Callable 10/17/2034)(a)	12,525,000	11,726,531
6.70%, 02/25/2037 (Callable 11/25/2036)(a)	5,675,000	5,547,313
Rand Parent LLC, 8.50%, 02/15/2030 (Callable 02/15/2026)(a)	6,500,000	6,527,040
Reckitt Benckiser Treasury Services PLC, 3.00%, 06/26/2027 (Callable 03/26/2027)(a)	56,870,000	55,590,809
Regal Rexnord Corp.
6.05%, 04/15/2028 (Callable 03/15/2028)	9,750,000	10,047,211

	Par	Value
6.30%, 02/15/2030 (Callable 12/15/2029)	$26,000,000	$27,235,654
6.40%, 04/15/2033 (Callable 01/15/2033)	15,332,000	16,187,592
Reliance Industries Ltd., 2.88%, 01/12/2032(a)	20,400,000	18,112,047
Republic Services, Inc., 5.00%, 04/01/2034 (Callable 01/01/2034)	5,000,000	5,074,374
Revvity, Inc.
3.30%, 09/15/2029 (Callable 06/15/2029)	25,000,000	23,681,178
3.63%, 03/15/2051 (Callable 09/15/2050)	11,775,000	8,053,469
Rogers Communications, Inc.
3.80%, 03/15/2032 (Callable 12/15/2031)	13,000,000	12,080,345
4.35%, 05/01/2049 (Callable 11/01/2048)	10,000,000	8,045,513
Royal Caribbean Cruises Ltd., 5.63%, 09/30/2031 (Callable 09/30/2027)(a)	1,000,000	1,006,109
RTX Corp.
4.80%, 12/15/2043 (Callable 06/15/2043)	7,925,000	7,153,974
3.13%, 07/01/2050 (Callable 01/01/2050)	6,000,000	3,977,626
RXO, Inc., 7.50%, 11/15/2027 (Callable 07/31/2025)(a)	7,000,000	7,165,430
Ryder System, Inc., 5.25%, 06/01/2028 (Callable 05/01/2028)	16,550,000	16,979,977
Sabine Pass Liquefaction LLC
5.88%, 06/30/2026 (Callable 12/31/2025)	12,190,000	12,256,339
5.00%, 03/15/2027 (Callable 09/15/2026)	20,300,000	20,421,860
4.50%, 05/15/2030 (Callable 11/15/2029)	21,897,000	21,860,367
Samarco Mineracao SA, 9.50% (includes 9.50% PIK), 06/30/2031 (Callable 07/16/2025)(a)	12,750,747	12,534,691
Santos Finance Ltd.
3.65%, 04/29/2031 (Callable 01/29/2031)(a)	21,000,000	19,549,335
6.88%, 09/19/2033 (Callable 06/19/2033)(a)	9,100,000	9,936,090
Schlumberger Holdings Corp., 3.90%, 05/17/2028 (Callable 02/17/2028)(a)	11,096,000	10,984,229
Seagate Data Storage Technology Pte Ltd., 5.88%, 07/15/2030 (Callable 06/01/2027)(a)	15,000,000	15,223,935
Sealed Air Corp., 5.00%, 04/15/2029 (Callable 07/31/2025)(a)	5,000,000	4,945,525

The accompanying notes are an integral part of these financial statements.

119

Baird Core Plus Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Sealed Air Corp./Sealed Air Corp. US, 6.13%, 02/01/2028 (Callable 07/31/2025)(a)	$1,000,000	$1,014,662
Silgan Holdings, Inc., 4.13%, 02/01/2028 (Callable 07/16/2025)	4,000,000	3,932,122
SK Hynix, Inc.
6.25%, 01/17/2026(a)	5,900,000	5,950,327
1.50%, 01/19/2026(a)	13,000,000	12,788,691
5.50%, 01/16/2029(a)	16,873,000	17,356,516
SK Telecom Co. Ltd., 6.63%, 07/20/2027(a)	960,000	1,000,892
Smith & Nephew PLC
2.03%, 10/14/2030 (Callable 07/14/2030)	18,000,000	15,764,787
5.40%, 03/20/2034 (Callable 12/20/2033)	15,000,000	15,213,705
Smithfield Foods, Inc.
5.20%, 04/01/2029 (Callable 01/01/2029)(a)	16,566,000	16,667,203
2.63%, 09/13/2031 (Callable 06/13/2031)(a)	18,500,000	15,947,499
Solventum Corp.
5.60%, 03/23/2034 (Callable 12/23/2033)	30,000,000	30,874,373
5.90%, 04/30/2054 (Callable 10/30/2053)	15,000,000	14,995,051
South Bow USA Infrastructure Holdings LLC, 5.58%, 10/01/2034 (Callable 07/01/2034)(a)	24,530,000	24,271,454
Southern Copper Corp., 7.50%, 07/27/2035	19,786,000	22,718,681
Standard Building Solutions, Inc., 6.50%, 08/15/2032 (Callable 08/15/2027)(a)	1,000,000	1,024,634
Standard Industries, Inc./NY
4.75%, 01/15/2028 (Callable 07/31/2025)(a)	24,408,000	24,136,771
4.38%, 07/15/2030 (Callable 07/31/2025)(a)	7,000,000	6,627,890
3.38%, 01/15/2031 (Callable 07/31/2025)(a)	5,000,000	4,483,980
Stanley Black & Decker, Inc.
6.00%, 03/06/2028 (Callable 02/06/2028)	3,000,000	3,123,302
4.85%, 11/15/2048 (Callable 05/15/2048)	4,175,000	3,495,877
Stellantis Finance US, Inc., 5.63%, 01/12/2028 (Callable 12/12/2027)(a)	3,650,000	3,700,052
STERIS Irish FinCo UnLtd Co., 3.75%, 03/15/2051 (Callable 09/15/2050)	7,500,000	5,338,976

	Par	Value
Stonepeak Nile Parent LLC, 7.25%, 03/15/2032 (Callable 03/15/2028)(a)	$1,000,000	$1,060,056
Sunoco LP, 7.25%, 05/01/2032 (Callable 05/01/2027)(a)	5,000,000	5,249,907
Sunoco LP / Sunoco Finance Corp., 7.00%, 09/15/2028 (Callable 09/15/2025)(a)	10,000,000	10,317,540
Syensqo Finance America LLC, 5.85%, 06/04/2034 (Callable 03/04/2034)(a)	49,082,000	50,862,080
Synopsys, Inc., 5.70%, 04/01/2055 (Callable 10/01/2054)	10,000,000	9,942,584
Sysco Corp.
5.95%, 04/01/2030 (Callable 01/01/2030)	22,570,000	23,894,173
6.00%, 01/17/2034 (Callable 10/17/2033)	9,000,000	9,655,456
Takeda Pharmaceutical Co. Ltd., 2.05%, 03/31/2030 (Callable 12/31/2029)	11,825,000	10,590,462
Targa Resources Corp., 5.50%, 02/15/2035 (Callable 11/15/2034)	15,000,000	15,052,548
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
6.50%, 07/15/2027 (Callable 07/15/2025)	1,000,000	1,000,655
5.00%, 01/15/2028 (Callable 07/31/2025)	28,000,000	28,019,700
4.88%, 02/01/2031 (Callable 02/01/2026)	10,500,000	10,415,774
4.00%, 01/15/2032 (Callable 07/15/2026)	14,000,000	13,047,836
TC PipeLines LP, 3.90%, 05/25/2027 (Callable 02/25/2027)	23,285,000	23,014,368
TD SYNNEX Corp.
1.75%, 08/09/2026 (Callable 07/09/2026)	10,000,000	9,668,619
2.38%, 08/09/2028 (Callable 06/09/2028)	25,000,000	23,395,518
6.10%, 04/12/2034 (Callable 01/12/2034)	10,000,000	10,524,444
Telecom Italia Capital SA, 7.20%, 07/18/2036	797,000	848,359
Telefonica Emisiones SA
4.10%, 03/08/2027	3,768,000	3,748,914
7.05%, 06/20/2036	4,925,000	5,468,088
5.21%, 03/08/2047	24,108,000	21,329,224
4.90%, 03/06/2048	9,475,000	7,963,274
5.52%, 03/01/2049 (Callable 09/01/2048)	12,000,000	10,963,079
Telefonica Europe BV, 8.25%, 09/15/2030	13,750,000	15,890,763
Terex Corp., 6.25%, 10/15/2032 (Callable 10/15/2027)(a)	250,000	250,506

The accompanying notes are an integral part of these financial statements.

120

Baird Core Plus Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/2026	$20,803,000	$20,398,927
4.75%, 05/09/2027 (Callable 02/09/2027)	5,449,000	5,439,463
7.88%, 09/15/2029 (Callable 06/15/2029)	5,000,000	5,454,360
6.00%, 12/01/2032 (Callable 09/01/2032)	5,000,000	5,106,105
Textron, Inc., 3.00%, 06/01/2030 (Callable 03/01/2030)	15,000,000	13,919,601
Time Warner Cable LLC, 7.30%, 07/01/2038	19,829,000	21,623,394
Timken Co., 4.50%, 12/15/2028 (Callable 09/15/2028)	12,522,000	12,547,662
T-Mobile USA, Inc.
4.75%, 02/01/2028 (Callable 07/11/2025)	17,250,000	17,246,717
3.38%, 04/15/2029 (Callable 07/11/2025)	5,000,000	4,810,737
3.88%, 04/15/2030 (Callable 01/15/2030)	53,473,000	51,933,929
3.50%, 04/15/2031 (Callable 04/15/2026)	60,000,000	56,334,906
5.13%, 05/15/2032 (Callable 03/15/2032)	9,000,000	9,178,137
4.38%, 04/15/2040 (Callable 10/15/2039)	10,000,000	8,860,881
3.60%, 11/15/2060 (Callable 05/15/2060)	15,000,000	10,001,900
Toll Road Investors Partnership II LP
0.00%, 02/15/2027(a)(e)	32,855,000	29,687,828
0.00%, 02/15/2028(a)(e)	6,000,000	5,104,032
0.00%, 02/15/2029(a)(e)	940,000	712,591
Toll Road Investors Partnership II LP, 0.00%, 02/15/2030(a)(e)	5,038,000	3,794,188
0.00%, 02/15/2031(a)(e)	5,396,000	3,887,642
0.00%, 02/15/2036(a)(e)	12,500,000	6,369,648
TopBuildCorp.
3.63%, 03/15/2029 (Callable 07/31/2025)(a)	2,500,000	2,364,957
4.13%, 02/15/2032 (Callable 10/15/2026)(a)	1,000,000	927,293
Trane Technologies Financing Ltd., 4.65%, 11/01/2044 (Callable 05/01/2044)	1,300,000	1,145,938
Trane Technologies Global Holding Co. Ltd., 5.75%, 06/15/2043	4,126,000	4,174,885
Transcontinental Gas Pipe Line Co. LLC, 4.45%, 08/01/2042 (Callable 02/01/2042)	2,600,000	2,201,987

	Par	Value
TransDigm, Inc.
6.75%, 08/15/2028 (Callable 07/31/2025)(a)	$5,500,000	$5,616,270
6.38%, 03/01/2029 (Callable 03/01/2026)(a)	3,000,000	3,077,824
6.88%, 12/15/2030 (Callable 08/18/2026)(a)	15,000,000	15,563,816
6.63%, 03/01/2032 (Callable 03/01/2027)(a)	1,000,000	1,035,393
6.00%, 01/15/2033 (Callable 09/15/2027)(a)	11,000,000	11,059,772
TreeHouse Foods, Inc., 4.00%, 09/01/2028 (Callable 07/16/2025)	1,500,000	1,367,709
Trimble, Inc., 6.10%, 03/15/2033 (Callable 12/15/2032)	7,000,000	7,436,555
Trinity Industries, Inc., 7.75%, 07/15/2028 (Callable 07/15/2025)(a)	5,000,000	5,207,680
Triton Container International Ltd.
2.05%, 04/15/2026 (Callable 03/15/2026)(a)	7,425,000	7,271,420
3.15%, 06/15/2031 (Callable 03/15/2031)(a)	30,475,000	26,440,774
Triton Container International Ltd. / TAL International Container Corp., 3.25%, 03/15/2032 (Callable 12/15/2031)	15,563,000	13,448,105
TTX Co., 4.65%, 06/15/2044(a)	7,710,000	6,578,805
Tyco Electronics Group SA, 7.13%, 10/01/2037	500,000	574,500
Tyson Foods, Inc., 5.10%, 09/28/2048 (Callable 03/28/2048)	4,650,000	4,164,790
United Rentals North America, Inc.
3.88%, 11/15/2027 (Callable 07/11/2025)	5,000,000	4,895,472
4.88%, 01/15/2028 (Callable 07/11/2025)	5,000,000	4,980,059
6.00%, 12/15/2029 (Callable 12/15/2025)(a)	33,700,000	34,514,866
4.00%, 07/15/2030 (Callable 07/15/2025)	10,000,000	9,542,772
3.88%, 02/15/2031 (Callable 08/15/2025)	3,000,000	2,821,074
3.75%, 01/15/2032 (Callable 07/15/2026)	1,000,000	918,557
6.13%, 03/15/2034 (Callable 03/15/2029)(a)	21,700,000	22,351,499
Universal Health Services, Inc.
1.65%, 09/01/2026 (Callable 08/01/2026)	16,000,000	15,447,279
2.65%, 10/15/2030 (Callable 07/15/2030)	24,322,000	21,685,948
5.05%, 10/15/2034 (Callable 07/15/2034)	30,000,000	28,626,527

The accompanying notes are an integral part of these financial statements.

121

Baird Core Plus Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
US Foods, Inc., 5.75%, 04/15/2033 (Callable 10/15/2027)(a)	$5,250,000	$5,244,489
Utah Acquisition Sub, Inc.
3.95%, 06/15/2026 (Callable 03/15/2026)	6,243,000	6,184,025
5.25%, 06/15/2046 (Callable 12/15/2045)	4,000,000	3,244,970
Vale Canada Ltd., 7.20%, 09/15/2032	1,600,000	1,742,880
Vale Overseas Ltd.
3.75%, 07/08/2030 (Callable 04/08/2030)	25,339,000	23,853,392
6.13%, 06/12/2033 (Callable 03/12/2033)	32,000,000	33,512,896
6.88%, 11/21/2036	29,519,000	32,036,528
6.40%, 06/28/2054 (Callable 12/28/2053)	15,000,000	14,741,533
Valero Energy Corp., 6.63%, 06/15/2037	5,000,000	5,381,180
Valero Energy Partners LP, 4.50%, 03/15/2028 (Callable 12/15/2027)	20,000,000	20,047,732
Vallourec SACA, 7.50%, 04/15/2032 (Callable 04/15/2027)(a)	1,500,000	1,572,390
Var Energi ASA
7.50%, 01/15/2028 (Callable 12/15/2027)(a)	29,950,000	31,700,847
5.88%, 05/22/2030 (Callable 04/22/2030)(a)	10,000,000	10,244,886
8.00%, 11/15/2032 (Callable 08/15/2032)(a)	22,989,000	26,054,085
Venture Global Plaquemines LNG LLC
6.50%, 01/15/2034 (Callable 07/15/2033)(a)	5,000,000	5,000,000
7.75%, 05/01/2035 (Callable 12/01/2034)(a)	5,000,000	5,412,110
6.75%, 01/15/2036 (Callable 07/15/2035)(a)	7,000,000	7,000,000
Verizon Communications, Inc.
2.36%, 03/15/2032 (Callable 12/15/2031)	2,500,000	2,154,994
4.50%, 08/10/2033	15,710,000	15,270,794
4.40%, 11/01/2034 (Callable 05/01/2034)	790,000	749,768
4.27%, 01/15/2036	10,793,000	9,977,277
5.25%, 03/16/2037	18,225,000	18,137,905
4.81%, 03/15/2039	38,575,000	36,195,742
4.86%, 08/21/2046	2,500,000	2,231,404
3.70%, 03/22/2061 (Callable 09/22/2060)	11,200,000	7,729,803
Viatris, Inc.
3.85%, 06/22/2040 (Callable 12/22/2039)	10,000,000	7,385,922

	Par	Value
4.00%, 06/22/2050 (Callable 12/22/2049)	$22,000,000	$14,655,177
VICI Properties LP, 4.75%, 02/15/2028 (Callable 01/15/2028)	12,000,000	12,065,813
VICI Properties LP / VICI Note Co., Inc., 4.50%, 01/15/2028 (Callable 10/15/2027)(a)	9,700,000	9,648,936
Videotron Ltd.
3.63%, 06/15/2029 (Callable 07/31/2025)(a)	22,139,000	21,168,431
5.70%, 01/15/2035 (Callable 10/15/2034)(a)	27,000,000	27,147,906
Viterra Finance BV
2.00%, 04/21/2026 (Callable 03/21/2026)(a)	15,000,000	14,679,711
4.90%, 04/21/2027 (Callable 03/21/2027)(a)	7,725,000	7,744,953
3.20%, 04/21/2031 (Callable 01/21/2031)(a)	55,139,000	50,636,535
5.25%, 04/21/2032 (Callable 01/21/2032)(a)	22,000,000	22,355,267
VMware LLC, 1.80%, 08/15/2028 (Callable 06/15/2028)	15,000,000	13,877,569
Vodafone Group PLC
7.88%, 02/15/2030	1,581,000	1,806,303
6.15%, 02/27/2037	4,934,000	5,295,878
Volkswagen Group of America Finance LLC
1.25%, 11/24/2025 (Callable 10/24/2025)(a)	8,300,000	8,186,797
5.05%, 03/27/2028 (Callable 02/27/2028)(a)	15,175,000	15,262,431
6.20%, 11/16/2028 (Callable 10/16/2028)(a)	19,000,000	19,734,757
Vontier Corp.
2.40%, 04/01/2028 (Callable 02/01/2028)	26,883,000	25,253,586
2.95%, 04/01/2031 (Callable 01/01/2031)	32,741,000	29,264,112
Vulcan Materials Co.
3.50%, 06/01/2030 (Callable 03/01/2030)	11,050,000	10,571,460
4.70%, 03/01/2048 (Callable 09/01/2047)	500,000	432,644
Walgreens Boots Alliance, Inc., 3.45%, 06/01/2026 (Callable 03/01/2026)	5,957,000	5,828,498
Warnermedia Holdings, Inc.
4.28%, 03/15/2032 (Callable 12/15/2031)	36,899,000	30,902,912
5.05%, 03/15/2042 (Callable 09/15/2041)	6,000,000	4,050,000
Waste Management, Inc., 3.88%, 01/15/2029 (Callable 12/15/2028)	1,000,000	987,487

The accompanying notes are an integral part of these financial statements.

122

Baird Core Plus Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Weir Group, Inc., 5.35%, 05/06/2030 (Callable 04/06/2030)(a)	$54,200,000	$54,958,801
WESCO Distribution, Inc., 6.38%, 03/15/2033 (Callable 03/15/2028)(a)	20,300,000	20,981,712
Western Digital Corp., 4.75%, 02/15/2026 (Callable 11/15/2025)	13,347,000	13,311,881
Western Midstream Operating LP
4.05%, 02/01/2030 (Callable 11/01/2029)(d)	4,000,000	3,846,899
6.15%, 04/01/2033 (Callable 01/01/2033)	2,500,000	2,601,771
5.45%, 11/15/2034 (Callable 08/15/2034)	30,350,000	29,755,131
5.25%, 02/01/2050 (Callable 08/01/2049)(d)	10,000,000	8,410,278
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/2026 (Callable 08/15/2026)	36,775,000	36,295,013
4.70%, 09/15/2028 (Callable 06/15/2028)(d)	10,205,000	10,263,523
WestRock MWV LLC, 8.20%, 01/15/2030	5,012,000	5,736,088
Whirlpool Corp., 6.13%, 06/15/2030 (Callable 03/15/2030)	17,775,000	17,931,220
Whistler Pipeline LLC, 5.95%, 09/30/2034 (Callable 06/30/2034)(a)	29,499,000	29,878,557
Williams Cos., Inc.
7.50%, 01/15/2031	120,000	135,773
7.75%, 06/15/2031	3,500,000	3,985,112
8.75%, 03/15/2032(d)	11,275,000	13,567,466
6.30%, 04/15/2040	1,590,000	1,687,759
5.75%, 06/24/2044 (Callable 12/24/2043)	2,500,000	2,449,847
Wipro IT Services LLC, 1.50%, 06/23/2026 (Callable 05/23/2026)(a)	17,800,000	17,275,479
Woodside Finance Ltd.
4.50%, 03/04/2029 (Callable 12/04/2028)(a)	25,500,000	25,184,173
5.40%, 05/19/2030 (Callable 04/19/2030)	4,500,000	4,564,059
5.10%, 09/12/2034 (Callable 06/12/2034)	17,075,000	16,533,098
Wrangler Holdco Corp., 6.63%, 04/01/2032 (Callable 04/01/2027)(a)	10,000,000	10,410,610
Xerox Holdings Corp., 5.00%, 08/15/2025 (Callable 07/31/2025)(a)	256,000	254,657

	Par	Value
XPO, Inc.
6.25%, 06/01/2028 (Callable 07/11/2025)(a)	$1,000,000	$1,014,932
7.13%, 06/01/2031 (Callable 06/01/2026)(a)	500,000	522,692
7.13%, 02/01/2032 (Callable 02/01/2027)(a)	250,000	262,017
Yara International ASA, 3.80%, 06/06/2026 (Callable 03/06/2026)(a)	20,250,000	20,066,309
ZF North America Capital, Inc., 6.75%, 04/23/2030 (Callable 03/23/2030)(a)	17,225,000	16,541,405
Zimmer Biomet Holdings, Inc.
3.55%, 03/20/2030 (Callable 12/20/2029)	1,000,000	951,974
5.20%, 09/15/2034 (Callable 06/15/2034)	20,000,000	20,064,327
5.75%, 11/30/2039	11,375,000	11,423,614
		9,240,550,767
Utilities - 1.1%
American Transmission Systems, Inc., 2.65%, 01/15/2032 (Callable 10/15/2031)(a)	4,850,000	4,267,068
Appalachian Power Co., 6.70%, 08/15/2037	1,400,000	1,514,772
Berkshire Hathaway Energy Co., 2.85%, 05/15/2051 (Callable 11/15/2050)	10,000,000	6,124,008
Consolidated Edison Co. of New York, Inc., 4.63%, 12/01/2054 (Callable 06/01/2054)	7,600,000	6,404,735
Constellation Energy Generation LLC
5.80%, 03/01/2033 (Callable 12/01/2032)	10,000,000	10,574,083
5.60%, 06/15/2042 (Callable 12/15/2041)	6,100,000	5,935,196
Consumers Energy Co., 3.50%, 08/01/2051 (Callable 02/01/2051)	9,425,000	6,944,448
Dominion Resources, Inc., 5.95%, 06/15/2035	1,880,000	1,976,256
DTE Electric Co., 2.63%, 03/01/2031 (Callable 12/01/2030)	15,200,000	13,827,764
DTE Energy Co.
4.88%, 06/01/2028 (Callable 05/01/2028)	11,900,000	12,074,891
5.10%, 03/01/2029 (Callable 02/01/2029)	8,318,000	8,481,841
Duke Energy Corp.
3.50%, 06/15/2051 (Callable 12/15/2050)	11,000,000	7,554,371
6.10%, 09/15/2053 (Callable 03/15/2053)	8,400,000	8,543,526

The accompanying notes are an integral part of these financial statements.

123

Baird Core Plus Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Utilities - (Continued)
5.80%, 06/15/2054 (Callable 12/15/2053)	$10,000,000	$9,763,959
Duquesne Light Holdings, Inc., 2.53%, 10/01/2030 (Callable 07/01/2030)(a)	8,775,000	7,756,874
Enel Finance International NV
3.50%, 04/06/2028(a)	7,000,000	6,825,950
7.50%, 10/14/2032 (Callable 07/14/2032)(a)	20,000,000	22,800,524
6.00%, 10/07/2039(a)	4,286,000	4,406,485
4.75%, 05/25/2047(a)	54,084,000	45,501,111
Engie Energia Chile SA, 3.40%, 01/28/2030 (Callable 10/28/2029)(a)	3,000,000	2,787,239
Evergy Missouri West, Inc., 5.65%, 06/01/2034 (Callable 03/01/2034)(a)	9,100,000	9,304,792
Exelon Corp.
7.60%, 04/01/2032	1,650,000	1,888,988
5.10%, 06/15/2045 (Callable 12/15/2044)	5,875,000	5,336,778
4.10%, 03/15/2052 (Callable 09/15/2051)	5,000,000	3,833,303
Fells Point Funding Trust, 3.05%, 01/31/2027 (Callable 12/31/2026)(a)	10,300,000	10,076,679
FirstEnergy Corp.
2.25%, 09/01/2030 (Callable 06/01/2030)	4,300,000	3,818,174
3.40%, 03/01/2050 (Callable 09/01/2049)	11,325,000	7,675,291
FirstEnergy Transmission LLC, 2.87%, 09/15/2028 (Callable 07/15/2028)(a)	15,000,000	14,291,021
Fortis, Inc./Canada, 3.06%, 10/04/2026 (Callable 07/04/2026)	8,762,000	8,605,866
Indianapolis Power & Light Co., 5.70%, 04/01/2054 (Callable 10/01/2053)(a)	11,000,000	10,960,041
Infraestructura Energetica Nova SAPI de CV, 3.75%, 01/14/2028(a)	5,000,000	4,852,944
ITC Holdings Corp., 5.65%, 05/09/2034 (Callable 02/09/2034)(a)	14,000,000	14,357,424
KeySpan Corp., 8.00%, 11/15/2030	8,375,000	9,542,204
Liberty Utilities Finance GP 1, 2.05%, 09/15/2030 (Callable 06/15/2030)(a)	10,600,000	9,306,971
National Grid PLC, 5.60%, 06/12/2028 (Callable 05/12/2028)	5,000,000	5,176,921

	Par	Value
Niagara Mohawk Power Corp., 5.66%, 01/17/2054 (Callable 07/17/2053)(a)	$8,005,000	$7,695,691
NiSource, Inc.
5.20%, 07/01/2029 (Callable 06/01/2029)	15,000,000	15,398,720
3.60%, 05/01/2030 (Callable 02/01/2030)	20,800,000	19,950,861
3.95%, 03/30/2048 (Callable 09/30/2047)	11,775,000	9,087,002
5.85%, 04/01/2055 (Callable 10/01/2054)	8,000,000	7,916,056
NorthWestern Corp., 5.07%, 03/21/2030 (Callable 02/21/2030)(a)	5,300,000	5,383,672
Oglethorpe Power Corp., 6.20%, 12/01/2053 (Callable 06/01/2053)	5,000,000	5,107,642
Ohio Power Co., 5.00%, 06/01/2033 (Callable 03/01/2033)	8,150,000	8,112,570
Oklahoma Gas and Electric Co., 5.60%, 04/01/2053 (Callable 10/01/2052)	3,700,000	3,603,644
Oncor Electric Delivery Co. LLC, 2.75%, 05/15/2030 (Callable 02/15/2030)	9,500,000	8,799,569
Piedmont Natural Gas Co., Inc., 5.40%, 06/15/2033 (Callable 03/15/2033)	14,050,000	14,477,805
PPL Capital Funding, Inc., 5.25%, 09/01/2034 (Callable 06/01/2034)	6,400,000	6,451,460
RWE Finance US LLC, 6.25%, 04/16/2054 (Callable 10/16/2053)(a)	13,000,000	12,943,592
		438,020,782
TOTAL CORPORATE BONDS (Cost $17,618,123,499)		17,194,997,668
U.S. TREASURY SECURITIES - 24.1%
United States Treasury Note/Bond
3.13%, 08/31/2027	744,325,000	735,166,312
3.88%, 11/30/2027	476,850,000	478,675,439
4.25%, 01/15/2028	553,600,000	560,757,876
3.75%, 04/15/2028	290,000,000	290,362,500
2.75%, 05/31/2029	573,575,000	553,096,583
3.88%, 12/31/2029	346,875,000	348,351,928
4.13%, 08/31/2030	104,125,000	105,629,931
4.38%, 11/30/2030	118,850,000	121,923,387
4.00%, 01/31/2031	71,650,000	72,156,588
1.38%, 11/15/2031	191,450,000	163,801,928
1.88%, 02/15/2032	1,036,150,000	910,193,016
2.88%, 05/15/2032	168,000,000	156,751,876
1.38%, 11/15/2040	40,550,000	25,833,201
2.25%, 05/15/2041	200,000,000	145,250,000
1.75%, 08/15/2041	441,650,000	293,214,195

The accompanying notes are an integral part of these financial statements.

124

Baird Core Plus Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
U.S. TREASURY SECURITIES - (Continued)
2.00%, 11/15/2041	$209,175,000	$143,856,839
2.38%, 02/15/2042	538,700,000	391,904,250
3.38%, 08/15/2042	707,625,000	593,935,095
3.88%, 02/15/2043	237,925,000	212,980,051
2.88%, 05/15/2043	683,225,000	526,590,333
3.88%, 05/15/2043	720,175,000	643,262,557
4.63%, 05/15/2044	261,975,000	256,909,467
2.50%, 02/15/2045	499,875,000	351,904,192
2.88%, 05/15/2049	611,700,000	439,109,799
2.25%, 08/15/2049	96,125,000	60,299,663
2.38%, 05/15/2051	494,025,000	313,262,023
2.88%, 05/15/2052	504,300,000	354,901,125
4.25%, 02/15/2054	172,000,000	156,896,250
TOTAL U.S. TREASURY SECURITIES (Cost $9,905,871,029)		9,406,976,404
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 16.8%
Federal Home Loan Mortgage Corp.
Pool A89870, 4.50%, 11/01/2039	163,148	162,977
Pool A93505, 4.50%, 08/01/2040	570,817	569,632
Pool A96413, 4.00%, 01/01/2041	3,753,158	3,630,572
Pool C00689, 6.50%, 12/01/2028	2,255	2,332
Pool C00785, 6.50%, 06/01/2029	1,020	1,055
Pool C03490, 4.50%, 08/01/2040	743,428	741,885
Pool C09004, 3.50%, 07/01/2042	5,929,760	5,571,464
Pool C91466, 3.00%, 07/01/2032	2,689,612	2,610,551
Pool C91568, 3.00%, 10/01/2032	2,075,823	2,012,994
Pool C91581, 3.00%, 11/01/2032	3,216,275	3,112,540
Pool C91594, 3.00%, 01/01/2033	1,567,320	1,516,119
Pool C91826, 3.00%, 05/01/2035	4,633,556	4,400,394
Pool C91852, 3.00%, 10/01/2035	3,946,139	3,755,373
Pool G04222, 5.50%, 04/01/2038	19,453	20,046
Pool G04834, 5.00%, 03/01/2036	1,393,105	1,414,951
Pool G06068, 4.00%, 10/01/2040	6,209,951	6,008,392
Pool G07304, 3.50%, 12/01/2042	5,752,117	5,405,784

	Par	Value
Pool G07601, 3.00%, 07/01/2043	$14,220,561	$12,854,094
Pool G07801, 4.00%, 10/01/2044	5,127,601	4,898,731
Pool G07849, 3.50%, 05/01/2044	14,325,847	13,448,080
Pool G07995, 5.50%, 01/01/2039	4,859,316	4,976,311
Pool G08192, 5.50%, 04/01/2037	33,777	34,820
Pool G08269, 5.50%, 05/01/2038	31,426	32,255
Pool G08372, 4.50%, 11/01/2039	545,212	544,585
Pool G08500, 3.50%, 07/01/2042	8,663,677	8,141,096
Pool G08518, 3.00%, 02/01/2043	2,018,572	1,826,670
Pool G08528, 3.00%, 04/01/2043	4,269,165	3,861,523
Pool G08534, 3.00%, 06/01/2043	3,530,833	3,192,219
Pool G08540, 3.00%, 08/01/2043	8,171,745	7,384,661
Pool G08606, 4.00%, 09/01/2044	2,712,846	2,584,209
Pool G08628, 4.00%, 02/01/2045	3,198,948	3,041,984
Pool G08681, 3.50%, 12/01/2045	2,618,625	2,429,180
Pool G08682, 4.00%, 12/01/2045	1,919,770	1,822,789
Pool G08694, 4.00%, 02/01/2046	2,346,991	2,203,302
Pool G08707, 4.00%, 05/01/2046	196,069	186,063
Pool G16501, 3.00%, 04/01/2033	4,831,448	4,700,917
Pool G30615, 3.00%, 12/01/2032	3,368,888	3,257,254
Pool G30974, 3.50%, 01/01/2034	5,247,673	5,145,102
Pool G60137, 3.50%, 02/01/2043	7,400,930	6,960,580
Pool G60393, 3.50%, 01/01/2046	14,677,107	13,639,760
Pool G60440, 3.50%, 03/01/2046	2,130,905	1,981,623
Pool G60722, 3.00%, 10/01/2046	23,963,157	21,379,628
Pool G60774, 3.00%, 10/01/2045	10,600,694	9,586,542
Pool G60785, 4.00%, 08/01/2046	3,650,815	3,468,286
Pool G60864, 3.00%, 02/01/2047	14,860,087	13,328,319

The accompanying notes are an integral part of these financial statements.

125

Baird Core Plus Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Pool G60988, 3.00%, 05/01/2047	$26,804,747	$23,914,840
Pool G60994, 3.50%, 01/01/2045	8,081,580	7,589,825
Pool G61195, 3.50%, 08/01/2044	10,108,286	9,492,168
Pool G61225, 4.50%, 12/01/2043	3,169,058	3,164,109
Pool G61297, 3.50%, 08/01/2047	7,089,193	6,596,962
Pool G61581, 4.00%, 08/01/2048	7,083,733	6,713,364
Pool G61849, 4.50%, 11/01/2046	21,718,474	21,642,189
Pool G67701, 3.00%, 10/01/2046	94,040,090	84,891,183
Pool G67702, 4.00%, 01/01/2047	13,943,660	13,240,692
Pool G67710, 3.50%, 03/01/2048	33,360,461	30,687,096
Pool G67712, 4.00%, 06/01/2048	22,801,791	21,702,210
Pool Q08998, 3.50%, 06/01/2042	1,621,060	1,523,788
Pool Q10378, 3.00%, 08/01/2042	5,559,216	5,039,895
Pool Q11218, 3.50%, 09/01/2042	3,615,092	3,395,907
Pool Q13205, 3.00%, 11/01/2042	18,904,295	17,138,340
Pool Q14875, 3.00%, 01/01/2043	10,543,156	9,553,991
Pool Q16455, 3.00%, 03/01/2043	6,718,814	6,081,488
Pool Q17640, 3.00%, 04/01/2043	4,807,251	4,351,228
Pool Q50031, 3.50%, 08/01/2047	19,317,729	17,824,489
Pool QB1368, 2.50%, 07/01/2050	24,234,618	20,452,830
Pool QC5811, 2.00%, 08/01/2051	12,506,621	10,082,088
Pool RA4524, 1.50%, 02/01/2051	17,757,880	13,360,222
Pool RA4549, 2.50%, 02/01/2051	52,082,941	43,961,876
Pool RA5077, 2.50%, 05/01/2051	21,007,564	17,721,450
Pool RB0771, 2.50%, 02/01/2042	14,512,360	12,924,266
Pool RB0788, 2.50%, 03/01/2042	19,039,573	16,967,852
Pool RB5089, 1.50%, 12/01/2040	73,766,593	61,204,721

	Par	Value
Pool RB5090, 2.00%, 12/01/2040	$58,679,800	$50,647,856
Pool RB5100, 2.00%, 02/01/2041	18,479,287	15,945,929
Pool RB5110, 1.50%, 05/01/2041	68,831,339	57,009,122
Pool RB5138, 2.00%, 12/01/2041	89,756,636	76,692,122
Pool SB0084, 3.00%, 02/01/2032	4,577,699	4,483,286
Pool SB0463, 2.50%, 01/01/2036	22,750,735	21,464,915
Pool SB8088, 1.50%, 02/01/2036	40,180,672	35,807,379
Pool SC0157, 2.50%, 07/01/2041	33,436,035	29,769,347
Pool SC0158, 2.50%, 04/01/2041	14,518,712	12,938,754
Pool SC0208, 2.00%, 11/01/2041	31,859,892	27,464,928
Pool SD0039, 4.00%, 02/01/2046	6,507,028	6,286,249
Pool SD0047, 3.50%, 07/01/2045	6,696,093	6,281,839
Pool SD0295, 3.00%, 02/01/2049	25,417,999	22,653,427
Pool SD2181, 5.50%, 01/01/2053	11,981,542	12,070,079
Pool SD2446, 5.50%, 03/01/2053	44,532,245	44,843,429
Pool SD2903, 2.00%, 03/01/2051	168,895,524	134,867,388
Pool SD3008, 4.50%, 05/01/2048	12,021,457	11,927,298
Pool SD3387, 6.00%, 07/01/2053	58,249,517	59,892,753
Pool SD4957, 2.00%, 03/01/2051	48,886,689	38,718,907
Pool SD5044, 6.00%, 03/01/2054	46,045,865	47,145,976
Pool SD5594, 5.50%, 07/01/2053	26,010,206	26,045,235
Pool SD7516, 4.00%, 05/01/2050	41,588,541	39,134,445
Pool SD7534, 2.50%, 02/01/2051	84,753,230	71,919,716
Pool SD7541, 2.00%, 05/01/2051	62,126,952	50,024,351
Pool SD7548, 2.50%, 11/01/2051	84,419,886	71,313,898
Pool SD7553, 3.00%, 03/01/2052	70,985,155	62,480,501
Pool SD7555, 3.00%, 08/01/2052	22,537,247	19,837,245
Pool SE5001, 2.00%, 06/01/2052	61,160,418	49,736,527

The accompanying notes are an integral part of these financial statements.

126

Baird Core Plus Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Pool U69907, 3.50%, 03/01/2043	$16,726,278	$15,543,438
Pool V81992, 4.00%, 10/01/2045	4,475,195	4,222,409
Pool Z40130, 3.00%, 01/01/2046	36,263,392	32,930,150
Federal National Mortgage Association
Pool 251967, 6.50%, 09/01/2028	1,633	1,687
Pool 252255, 6.50%, 02/01/2029	3,672	3,793
Pool 257203, 5.00%, 05/01/2028	4,804	4,820
Pool 310209, 3.50%, 08/01/2043	49,802,382	46,919,997
Pool 310210, 4.00%, 05/01/2044	76,450,113	73,204,656
Pool 310213, 3.00%, 03/01/2047	59,362,488	51,621,870
Pool 357426, 5.00%, 09/01/2033	2,869,034	2,903,034
Pool 545407, 5.50%, 01/01/2032	2,011	2,069
Pool 725025, 4.50%, 10/01/2033	5,499,236	5,457,600
Pool 725424, 5.50%, 04/01/2034	197,241	202,045
Pool 725773, 5.50%, 09/01/2034	9,080	9,326
Pool 735228, 5.50%, 02/01/2035	7,936	8,170
Pool 735382, 5.00%, 04/01/2035	333,312	337,849
Pool 735676, 5.00%, 07/01/2035	1,004,715	1,018,382
Pool 745275, 5.00%, 02/01/2036	617,279	626,322
Pool 745355, 5.00%, 03/01/2036	288,400	293,629
Pool 745418, 5.50%, 04/01/2036	925,948	955,634
Pool 889579, 6.00%, 05/01/2038	1,638,454	1,717,665
Pool 890355, 3.50%, 09/01/2041	8,202,291	7,713,373
Pool AB0110, 5.00%, 02/01/2035	4,776,535	4,833,115
Pool AB0125, 5.00%, 02/01/2035	3,163,703	3,201,202
Pool AB0731, 4.00%, 06/01/2039	2,859,722	2,812,723
Pool AB5188, 3.50%, 05/01/2042	5,629,092	5,282,379

	Par	Value
Pool AB6492, 3.00%, 10/01/2042	$19,452,039	$17,608,960
Pool AB6496, 3.00%, 10/01/2042	7,723,921	6,990,470
Pool AB9374, 3.50%, 05/01/2043	6,938,154	6,502,879
Pool AB9673, 3.50%, 06/01/2043	3,737,432	3,503,742
Pool AC6794, 4.50%, 01/01/2040	2,344,503	2,339,172
Pool AD6438, 5.00%, 06/01/2040	3,330,768	3,372,189
Pool AD8522, 4.00%, 08/01/2040	254,243	245,820
Pool AE0217, 4.50%, 08/01/2040	1,175,291	1,172,014
Pool AE0218, 4.50%, 08/01/2040	3,211,169	3,201,887
Pool AE0828, 3.50%, 02/01/2041	588,835	553,921
Pool AE0949, 4.00%, 02/01/2041	100,362	96,954
Pool AE5463, 4.00%, 10/01/2040	443,279	428,410
Pool AH0621, 3.50%, 01/01/2041	587,132	551,951
Pool AH1107, 4.00%, 12/01/2040	1,491,202	1,440,719
Pool AH3394, 4.00%, 01/01/2041	1,034,916	999,880
Pool AH7007, 4.00%, 03/01/2041	1,959,478	1,893,140
Pool AI7784, 4.50%, 07/01/2041	1,480,480	1,471,178
Pool AJ1407, 4.00%, 09/01/2041	686,182	662,239
Pool AJ7680, 3.50%, 12/01/2041	763,602	717,528
Pool AJ7689, 4.00%, 12/01/2041	3,463,780	3,342,564
Pool AK2400, 4.00%, 02/01/2042	6,960,943	6,715,168
Pool AL3278, 3.50%, 03/01/2043	66,158,151	62,014,434
Pool AL5075, 4.50%, 01/01/2040	923,419	919,569
Pool AL5097, 4.50%, 09/01/2043	4,424,658	4,388,234
Pool AL6441, 4.00%, 02/01/2045	7,385,752	7,023,717
Pool AL6715, 4.00%, 02/01/2045	929,432	884,067
Pool AL7521, 5.00%, 06/01/2039	4,216,109	4,261,998
Pool AL7822, 4.00%, 07/01/2043	9,307,374	8,975,937

The accompanying notes are an integral part of these financial statements.

127

Baird Core Plus Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Pool AL7941, 4.00%, 12/01/2045	$7,577,566	$7,273,342
Pool AL8385, 4.00%, 04/01/2046	14,026,679	13,383,945
Pool AL9267, 3.00%, 10/01/2046	10,804,241	9,627,278
Pool AL9555, 4.00%, 02/01/2045	2,016,477	1,946,343
Pool AL9764, 4.50%, 02/01/2046	8,483,138	8,437,702
Pool AO2970, 3.00%, 05/01/2042	985,369	892,822
Pool AO4137, 3.50%, 06/01/2042	1,806,156	1,695,660
Pool AO8044, 3.50%, 07/01/2042	39,386,824	36,989,674
Pool AP0489, 3.50%, 08/01/2042	3,226,277	3,029,236
Pool AR9197, 3.00%, 03/01/2043	2,136,783	1,931,225
Pool AS0303, 3.00%, 08/01/2043	2,710,359	2,445,680
Pool AS4257, 4.00%, 01/01/2045	3,425,321	3,256,687
Pool AS4582, 4.00%, 03/01/2045	3,068,868	2,915,273
Pool AS6312, 4.00%, 12/01/2045	12,440,810	11,789,788
Pool AS9392, 3.50%, 04/01/2047	19,418,715	17,865,738
Pool AT0682, 3.00%, 04/01/2043	804,682	726,939
Pool AT2720, 3.00%, 05/01/2043	2,957,784	2,674,473
Pool AT2725, 3.00%, 05/01/2043	7,974,302	7,205,500
Pool AT5900, 3.00%, 06/01/2043	8,680,177	7,839,726
Pool AU1629, 3.00%, 07/01/2043	7,071,053	6,384,947
Pool AW8165, 4.00%, 01/01/2042	6,900,711	6,663,535
Pool AX5316, 4.50%, 01/01/2042	3,292,037	3,273,388
Pool AZ9565, 3.50%, 12/01/2045	3,698,214	3,430,930
Pool BF0212, 4.50%, 02/01/2041	15,529,850	15,325,521
Pool BF0231, 3.00%, 04/01/2042	19,542,787	18,379,068
Pool BF0246, 4.50%, 06/01/2051	39,849,812	38,824,817
Pool BF0534, 3.00%, 09/01/2050	7,277,992	6,446,014

	Par	Value
Pool BM1047, 4.00%, 02/01/2045	$3,587,546	$3,460,154
Pool BM1155, 4.00%, 03/01/2047	9,549,556	9,050,798
Pool BM1428, 3.50%, 09/01/2043	10,916,892	10,230,719
Pool BM1753, 4.00%, 05/01/2037	14,429,697	14,216,883
Pool BM2005, 4.00%, 12/01/2047	14,770,688	13,988,541
Pool BM3108, 4.50%, 08/01/2046	7,649,562	7,506,306
Pool BM3926, 3.50%, 08/01/2037	8,374,427	8,092,797
Pool BM3972, 2.50%, 04/01/2038	17,826,091	16,544,679
Pool BM5136, 4.00%, 06/01/2046	34,164,130	32,575,261
Pool BM5387, 4.00%, 08/01/2034	34,887,570	34,521,658
Pool BM5538, 5.00%, 11/01/2048	9,430,000	9,429,153
Pool BM5803, 4.50%, 04/01/2039	5,016,796	5,039,164
Pool BM5919, 3.50%, 08/01/2043	3,289,744	3,061,811
Pool BM7089, 3.00%, 02/01/2052	74,317,567	64,625,138
Pool BP6586, 2.00%, 08/01/2035	15,622,865	14,353,086
Pool BT6857, 2.00%, 08/01/2051	9,506,728	7,663,645
Pool CA5146, 3.00%, 02/01/2050	52,626,051	46,671,903
Pool CA8230, 2.50%, 12/01/2050	56,792,067	47,778,776
Pool CA8761, 2.50%, 01/01/2036	38,807,050	36,498,451
Pool CA8868, 3.00%, 02/01/2051	36,491,997	32,274,846
Pool CB4140, 5.00%, 07/01/2052	77,769,075	76,628,669
Pool CB6541, 6.00%, 06/01/2053	67,454,197	69,005,793
Pool CB7443, 6.00%, 11/01/2053	36,866,399	37,618,105
Pool FA0795, 3.00%, 02/01/2050	14,311,236	12,748,821
Pool FA0999, 3.00%, 01/01/2049	35,243,410	31,339,629
Pool FA1022, 2.50%, 02/01/2052	88,007,618	74,276,216
Pool FA1249, 3.00%, 02/01/2050	22,290,293	19,774,424
Pool FA1277, 3.00%, 12/01/2047	23,603,204	21,095,865

The accompanying notes are an integral part of these financial statements.

128

Baird Core Plus Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Pool FA1599, 5.50%, 05/01/2055	$96,275,719	$96,724,967
Pool FM1255, 3.00%, 01/01/2048	10,955,799	9,762,936
Pool FM1402, 3.50%, 05/01/2048	27,603,955	25,398,287
Pool FM1540, 4.00%, 09/01/2049	1,855,319	1,747,921
Pool FM3003, 4.00%, 05/01/2049	10,269,028	9,827,273
Pool FM3031, 4.00%, 10/01/2036	3,076,728	3,046,393
Pool FM3117, 3.00%, 05/01/2050	74,115,721	65,902,159
Pool FM3612, 2.50%, 06/01/2050	11,051,029	9,287,333
Pool FM5017, 2.50%, 12/01/2050	17,554,325	14,671,894
Pool FM5397, 3.00%, 12/01/2050	34,627,002	30,625,119
Pool FM7064, 2.50%, 01/01/2051	35,425,074	29,857,948
Pool FM7615, 2.00%, 06/01/2036	29,101,567	26,886,302
Pool FM7731, 2.50%, 09/01/2050	48,463,578	40,778,559
Pool FM8215, 2.50%, 03/01/2051	39,957,734	33,681,960
Pool FM8348, 2.50%, 08/01/2051	29,740,515	25,010,165
Pool FM8804, 2.50%, 09/01/2051	78,513,621	65,874,101
Pool FM8869, 2.00%, 09/01/2036	14,608,132	13,454,796
Pool FM9283, 2.50%, 11/01/2051	29,189,910	24,486,685
Pool FM9284, 2.50%, 11/01/2051	40,612,424	34,098,963
Pool FM9294, 3.00%, 10/01/2051	28,791,001	25,355,125
Pool FM9630, 3.00%, 11/01/2051	55,868,294	49,200,850
Pool FM9732, 2.50%, 12/01/2051	70,529,547	59,154,697
Pool FM9770, 2.00%, 12/01/2051	16,513,223	13,434,875
Pool FM9771, 2.00%, 11/01/2051	19,543,074	15,754,332
Pool FM9781, 2.50%, 12/01/2051	54,663,775	45,887,848
Pool FM9873, 2.50%, 12/01/2051	104,827,636	87,937,474
Pool FM9876, 2.50%, 12/01/2051	69,147,261	58,234,544

	Par	Value
Pool FS0176, 2.50%, 01/01/2052	$94,847,884	$79,046,036
Pool FS0316, 1.50%, 11/01/2041	22,154,911	18,302,372
Pool FS1789, 3.50%, 07/01/2047	25,239,012	23,682,318
Pool FS2018, 4.50%, 03/01/2050	30,534,304	29,682,184
Pool FS2128, 3.50%, 11/01/2049	39,588,081	36,748,213
Pool FS3136, 3.50%, 08/01/2048	26,131,477	24,511,514
Pool FS3220, 5.50%, 11/01/2052	14,918,767	15,004,564
Pool FS4207, 3.00%, 11/01/2048	16,607,317	14,915,749
Pool FS4654, 2.00%, 07/01/2051	100,775,696	80,409,061
Pool FS5120, 6.00%, 07/01/2053	38,432,673	39,635,115
Pool FS5208, 3.50%, 06/01/2041	60,325,845	56,744,085
Pool FS5788, 6.50%, 09/01/2053	37,826,806	39,476,822
Pool FS5832, 6.00%, 10/01/2053	29,158,534	29,866,585
Pool FS6281, 3.50%, 10/01/2045	18,374,895	17,209,308
Pool FS7499, 2.00%, 07/01/2051	72,247,800	57,634,479
Pool FS7887, 4.00%, 07/01/2052	33,523,006	31,237,438
Pool FS7969, 1.50%, 10/01/2036	35,436,584	31,668,645
Pool FS8397, 1.50%, 08/01/2037	76,159,247	68,059,409
Pool FS8579, 2.00%, 08/01/2042	96,054,326	82,437,614
Pool FS8752, 6.00%, 08/01/2054	43,750,810	44,946,263
Pool FS8771, 6.00%, 07/01/2054	34,685,647	35,322,029
Pool FS9122, 6.00%, 09/01/2054	12,787,657	13,006,321
Pool FS9401, 6.00%, 10/01/2054	80,793,426	82,653,342
Pool FS9404, 6.00%, 10/01/2054	100,074,838	102,683,385
Pool MA0461, 4.50%, 07/01/2030	721,484	723,115
Pool MA0561, 4.00%, 11/01/2040	4,993,890	4,825,861
Pool MA0949, 3.50%, 01/01/2032	9,531,110	9,344,242
Pool MA1164, 3.50%, 09/01/2042	5,309,305	4,981,176

The accompanying notes are an integral part of these financial statements.

129

Baird Core Plus Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Pool MA1237, 3.00%, 11/01/2032	$2,068,275	$1,991,546
Pool MA1401, 3.00%, 04/01/2033	3,638,225	3,490,989
Pool MA1432, 3.00%, 05/01/2033	3,645,824	3,499,273
Pool MA1764, 4.00%, 01/01/2034	3,373,778	3,338,356
Pool MA2019, 4.00%, 09/01/2034	4,658,515	4,603,236
Pool MA2588, 4.00%, 04/01/2036	2,072,820	2,049,079
Pool MA3183, 4.00%, 11/01/2047	2,904,707	2,750,117
Pool MA3547, 3.00%, 12/01/2033	6,157,611	5,969,383
Pool MA4047, 2.00%, 06/01/2050	69,573,405	55,621,139
Pool MA4093, 2.00%, 08/01/2040	22,723,847	19,688,175
Pool MA4154, 1.50%, 10/01/2035	29,460,842	26,309,917
Pool MA4155, 2.00%, 10/01/2035	12,418,173	11,415,714
Pool MA4157, 1.50%, 10/01/2050	9,126,512	6,868,253
Pool MA4182, 2.00%, 11/01/2050	110,073,781	87,862,906
Pool MA4202, 1.50%, 12/01/2040	84,623,873	70,347,985
Pool MA4208, 2.00%, 12/01/2050	37,295,185	29,746,389
Pool MA4282, 2.50%, 03/01/2051	22,276,014	18,578,873
Pool MA4424, 1.50%, 09/01/2031	17,213,349	16,144,819
Pool MA4501, 2.00%, 12/01/2041	60,812,164	52,347,677
Pool MA4520, 2.00%, 01/01/2042	97,416,448	83,856,334
Pool MA4569, 1.50%, 03/01/2042	7,899,461	6,483,562
Pool MA4570, 2.00%, 03/01/2042	48,102,090	41,316,608
Freddie Mac Seasoned Credit Risk Transfer Trust
Series 2019-4, Class MA, 3.00%, 02/25/2059 (Callable 01/25/2049)	24,719,517	22,909,759
Series 2020-3, Class MT, 2.00%, 05/25/2060 (Callable 01/25/2048)	23,507,590	18,622,774
Ginnie Mae I Pool
Pool 779395, 3.50%, 06/15/2042	15,920,874	14,871,323

	Par	Value
Pool 783629, 3.00%, 08/15/2042	$82,743,934	$75,018,431
Ginnie Mae II Pool
Pool 4922, 4.00%, 01/20/2041	2,680,962	2,563,694
Pool 734341, 4.50%, 04/20/2041	5,145,037	4,986,816
Pool 784106, 3.50%, 01/20/2046	11,850,373	11,028,415
Pool 784717, 3.50%, 02/20/2048	17,716,669	15,954,520
Pool 785558, 2.50%, 07/20/2051	38,338,519	32,295,616
Pool 785563, 2.50%, 07/20/2051	34,704,682	29,120,527
Pool 785575, 2.50%, 08/20/2051	74,225,273	62,106,762
Pool 786472, 4.50%, 11/20/2048	8,197,304	7,961,887
Pool 786812, 5.50%, 07/20/2053	10,699,000	10,890,584
Pool 786910, 5.50%, 07/20/2053	20,325,897	20,559,918
Pool 787304, 6.00%, 03/20/2054	48,250,471	49,875,276
Pool 787313, 2.50%, 09/20/2051	49,439,344	41,567,074
Pool 787486, 5.50%, 05/20/2054	22,693,524	23,002,115
Pool MA0154, 3.50%, 06/20/2042	56,911,694	53,270,127
Pool MA0318, 3.50%, 08/20/2042	35,227,165	32,965,760
Pool MA0462, 3.50%, 10/20/2042	41,539,875	38,864,541
Pool MA1376, 4.00%, 10/20/2043	20,103,496	19,181,808
Pool MA3663, 3.50%, 05/20/2046	20,050,476	18,659,678
Pool MA3711, 3.00%, 06/20/2031	5,843,572	5,702,596
Pool MA4721, 4.50%, 09/20/2047	17,733,172	17,352,283
Pool MA5765, 5.00%, 02/20/2049	56,613,596	56,486,041
Pool MA8571, 6.00%, 01/20/2053	13,968,766	14,189,839
Government National Mortgage Association (GNMA)
Pool 2687, 6.00%, 12/20/2028	2,826	2,870
Pool 2701, 6.50%, 01/20/2029	1,508	1,550
Pool 3474, 6.00%, 11/20/2033	3,650	3,768
Pool 4747, 5.00%, 07/20/2040	172,544	174,665

The accompanying notes are an integral part of these financial statements.

130

Baird Core Plus Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Pool 5139, 4.00%, 08/20/2041	$1,581,942	$1,512,728
Pool 5202, 3.50%, 10/20/2041	3,118,069	2,920,827
Pool 5259, 4.00%, 12/20/2041	2,179,405	2,084,045
Pool 5305, 4.00%, 02/20/2042	4,066,279	3,888,349
Pool MA0155, 4.00%, 06/20/2042	3,590,325	3,433,205
Pool MA0392, 3.50%, 09/20/2042	2,354,300	2,202,920
Pool MA2753, 3.00%, 04/20/2045	3,351,700	3,014,724
Pool MA2754, 3.50%, 04/20/2045	4,651,913	4,330,168
Pool MA2827, 4.00%, 05/20/2045	4,550,038	4,322,771
Pool MA2892, 3.50%, 06/20/2045	4,658,680	4,335,497
Pool MA3173, 3.50%, 10/20/2045	15,415,063	14,345,606
Pool MA3378, 4.50%, 01/20/2046	4,299,545	4,194,536
Pool MA3598, 4.00%, 04/20/2046	5,425,181	5,142,523
Pool MA3664, 4.00%, 05/20/2046	2,013,084	1,907,826
Pool MA3873, 3.00%, 08/20/2046	9,686,621	8,696,036
Pool MA4512, 4.50%, 06/20/2047	5,308,636	5,182,339
Pool MA4588, 4.50%, 07/20/2047	3,450,747	3,402,681
TOTAL AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $6,869,903,021)		6,531,531,113
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 4.9%
A&D Mortgage LLC, Series 2023-NQM3, Class A1, 6.73%, 07/25/2068 (Callable 07/25/2026)(a)(d)	66,478,090	67,045,115
Angel Oak Mortgage Trust 2024-2, Series 2024-3, Class A1, 4.80%, 11/26/2068 (Callable 03/25/2027)(a)(d)	45,160,402	44,934,614
Arroyo Mortgage Trust
Series 2019-3, Class A1, 2.96%, 10/25/2048 (Callable 07/25/2025)(a)(f)	6,488,193	6,191,194

	Par	Value
Series 2022-1, Class A1B, 3.27%, 12/25/2056 (Callable 07/25/2025)(a)(d)	$11,500,000	$10,643,525
Banc of America Alternative Loan Trust, Series 2004-6, Class 4A1, 5.00%, 05/25/2048	213,251	183,349
Banc of America Funding Corp., Series 2007-C, Class 1A3, 4.85%, 05/20/2036 (Callable 07/20/2025)(f)	637,962	556,875
Bayview Financial Acquisition Trust, Series 2007-B, Class 1A2, 7.33%, 08/28/2047 (Callable 07/28/2025)(d)	45,364	40,020
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-9, Class A1, 7.08% (1 yr. CMT Rate + 2.30%), 10/25/2035 (Callable 07/25/2025)	162,142	153,503
BRAVO Residential Funding Trust
Series 2020-RPL2, Class A1, 2.00%, 05/25/2059 (Callable 09/25/2047)(a)(f)	32,610,210	30,537,081
Series 2024-RPL1, Class A1, 3.25%, 10/25/2063 (Callable 05/25/2045)(a)(f)	118,924,608	109,881,985
Chase Mortgage Finance Corp.
Series 2005-A2, Class 1A5, 4.92%, 01/25/2036 (Callable 07/25/2025)(f)	273,084	254,166
Series 2007-A1, Class 2A3, 5.97%, 02/25/2037 (Callable 04/25/2027)(f)	252,825	238,786
Series 2023-RPL1, Class A1, 3.50%, 06/25/2062 (Callable 09/25/2046)(a)(f)	46,853,806	43,017,758
Series 2023-RPL2, Class A1, 3.25%, 03/25/2063 (Callable 01/25/2048)(a)(f)	76,292,208	68,584,162
Series 2024-RPL4, Class A1A, 3.38%, 12/25/2064 (Callable 11/25/2049)(a)(f)	98,205,295	87,774,508
CIM Trust, Series 2022-R1, Class A1, 3.00%, 01/25/2061 (Callable 02/25/2027)(a)(f)	16,039,286	14,924,774
Citicorp Mortgage Securities, Inc., Series 2006-3, Class 1A4, 6.00%, 06/25/2036 (Callable 07/25/2025)	1,954,260	1,792,967
Citicorp Residential Mortgage Securities, Inc., Series 2007-1, Class A6, 6.20%, 03/25/2037 (Callable 07/25/2025)(d)	1	1
Citigroup Mortgage Loan Trust, Inc.
Series 2005-9, Class 2A2, 5.50%, 11/25/2035 (Callable 07/25/2025)	17,787	12,406

The accompanying notes are an integral part of these financial statements.

131

Baird Core Plus Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Series 2006-AR1, Class 1A1, 6.56% (1 yr. CMT Rate + 2.40%), 10/25/2035 (Callable 07/25/2025)	$2,179,861	$2,089,559
Series 2018-RP2, Class A1, 3.50%, 02/25/2058 (Callable 12/25/2035)(a)(f)	5,682,768	5,587,635
COLT 2023-2 Mortgage Loan Trust, Series 2024-1, Class A1, 5.84%, 02/25/2069 (Callable 01/25/2027)(a)(d)	26,626,734	26,731,529
Countrywide Alternative Loan Trust
Series 2004-18CB, Class 1A1, 6.00%, 09/25/2034 (Callable 07/25/2025)	567,533	582,428
Series 2005-11CB, Class 2A6, 5.50%, 05/25/2035	2,526,512	2,030,088
Series 2005-29CB, Class A1, 5.50%, 07/25/2035 (Callable 07/25/2025)	979,295	566,926
Series 2005-3CB, Class 2A1, 5.00%, 07/25/2025 (Callable 07/25/2025)	55,817	50,757
Series 2005-49CB, Class A5, 5.50%, 11/25/2035 (Callable 07/25/2025)	1,105,181	701,059
Series 2005-6CB, Class 1A4, 5.50%, 04/25/2035 (Callable 07/25/2025)	5,770,207	4,937,525
Series 2005-85CB, Class 2A2, 5.50%, 02/25/2036 (Callable 07/25/2025)	1,429,138	1,140,547
Series 2006-28CB, Class A17, 6.00%, 10/25/2036 (Callable 07/25/2025)	333,625	158,089
Countrywide Asset-Backed Certificates, Series 2005-10, Class AF6, 4.14%, 02/25/2036 (Callable 07/25/2025)(f)	1,498	1,488
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-6, Class 2A1, 5.50%, 04/25/2035 (Callable 07/25/2025)	119,363	104,030
Credit Suisse Management LLC, Series 2005-7, Class 3A1, 5.00%, 10/25/2030	11,493	10,841
Deutsche ALT-A Securities, Inc., Series 2005-2, Class 1A7, 5.00%, 04/25/2035 (Callable 07/25/2025)(f)	3,380,786	3,248,450
First Horizon Alternative Mortgage Securities
Series 2004-AA1, Class A1, 5.88%, 06/25/2034 (Callable 07/25/2025)(f)	1,303,262	1,303,843

	Par	Value
Series 2005-AA2, Class 2A1, 5.10%, 04/25/2035 (Callable 07/25/2025)(f)	$528,747	$522,114
FirstKeyHomes Trust
Series 2021-SFR1, Class A, 1.54%, 08/17/2038(a)	84,677,495	81,823,017
Series 2021-SFR2, Class A, 1.38%, 09/17/2038(a)	35,836,720	34,466,062
Series 2022-SFR1, Class A, 4.15%, 05/19/2039(a)	56,962,884	56,587,265
Series 2022-SFR2, Class A, 4.25%, 07/17/2039(a)	38,887,808	38,698,576
Series 2022-SFR3, Class A, 4.25%, 07/17/2038(a)	69,565,929	69,109,590
GS Mortgage-Backed Securities Trust, Series 2018-RPL1, Class A1A, 3.75%, 10/25/2057 (Callable 01/25/2042)(a)	15,525,378	15,154,643
GSR Mortgage Loan Trust
Series 2004-15F, Class 5A1, 5.50%, 11/25/2034	18,244	15,683
Series 2005-3F, Class 2A4, 6.00%, 03/25/2035 (Callable 06/25/2033)	1,050,826	855,768
Home Partners of America Trust, Series 2021-2, Class A, 1.90%, 12/17/2026(a)	73,208,592	70,491,390
JP Morgan Mortgage Trust
Series 2005-A8, Class 2A3, 5.71%, 11/25/2035 (Callable 07/25/2025)(f)	1,864,466	1,527,732
Series 2006-A2, Class 2A1, 5.25%, 04/25/2036 (Callable 07/25/2025)(f)	414,305	360,933
Series 2006-A2, Class 3A3, 5.74%, 04/25/2036 (Callable 07/25/2025)(f)	449,514	385,108
Series 2006-A7, Class 2A4R, 4.48%, 01/25/2037 (Callable 07/25/2025)(f)	677,266	528,003
Series 2007-A2, Class 2A3, 5.61%, 04/25/2037 (Callable 07/25/2025)(f)	1,557,398	1,165,054
Series 2007-A4, Class 2A3, 4.85%, 06/25/2037 (Callable 07/25/2025)(f)	1,594,668	1,246,923
MASTR Alternative Loans Trust
Series 2004-2, Class 2A1, 6.00%, 02/25/2034 (Callable 07/25/2025)	769,781	774,516
Series 2004-8, Class 2A1, 6.00%, 09/25/2034 (Callable 07/25/2025)	465,688	467,865
Series 2005-6, Class 1A5, 5.50%, 12/25/2035 (Callable 07/25/2025)	1,099,645	707,264

The accompanying notes are an integral part of these financial statements.

132

Baird Core Plus Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Merrill Lynch Mortgage Investors, Inc., Series 2005-A5, Class A3, 4.74%, 06/25/2035 (Callable 07/25/2025)(f)	$496,220	$478,316
Mill City Mortgage Trust
Series 2018-3, Class A1, 3.50%, 08/25/2058 (Callable 01/25/2037)(a)(f)	3,093,778	3,043,300
Series 2019-1, Class A1, 3.25%, 10/25/2069 (Callable 10/25/2042)(a)(f)	9,770,663	9,505,972
New Residential Mortgage Loan Trust
Series 2016-1A, Class A1, 3.75%, 03/25/2056 (Callable 03/25/2032)(a)(f)	3,863,854	3,728,463
Series 2017-1A, Class A1, 4.00%, 02/25/2057 (Callable 08/25/2031)(a)(f)	7,562,070	7,349,835
Series 2017-3A, Class A1, 4.00%, 04/25/2057 (Callable 03/25/2033)(a)(f)	6,383,754	6,161,747
Series 2017-6A, Class A1, 4.00%, 08/27/2057 (Callable 06/25/2035)(a)(f)	8,018,798	7,784,950
Series 2018-1A, Class A1A, 4.00%, 12/25/2057 (Callable 04/25/2033)(a)(f)	4,264,386	4,158,010
Series 2019-RPL2, Class A1, 3.25%, 02/25/2059 (Callable 11/25/2046)(a)(f)	9,047,067	8,783,285
Onslow Bay Mortgage Loan Trust
Series 2022-NQM3, Class A1, 3.40%, 01/25/2062 (Callable 07/25/2025)(a)(f)	30,565,670	28,885,884
Series 2022-NQM5, Class A1, 4.31%, 05/25/2062 (Callable 07/25/2025)(a)(d)	52,212,513	52,198,645
Series 2023-NQM9, Class A1, 7.16%, 10/25/2063 (Callable 10/25/2026)(a)(d)	16,254,217	16,520,947
Series 2024-HYB1, Class A1, 3.65%, 03/25/2053 (Callable 02/25/2038)(a)(f)	21,117,328	20,799,546
Progress Residential Trust
Series 2024-SFR1, Class A, 3.35%, 02/17/2041(a)	72,802,026	69,720,011
Series 2024-SFR2, Class A, 3.30%, 04/17/2041(a)	20,504,654	19,579,925
RALI Trust
Series 2004-QS13, Class CB, 5.00%, 01/25/2032	3,036	2,886
Series 2005-QA7, Class A22, 5.44%, 07/25/2035 (Callable 07/25/2025)(f)	609,868	560,092

	Par	Value
Series 2005-QS11, Class A2, 4.93% (1 mo. Term SOFR + 0.61%), 07/25/2035 (Callable 07/25/2025)	$1,724,461	$1,249,159
Renaissance NIM Trust
Series 2006-2, Class AF3, 5.80%, 08/25/2036 (Callable 04/25/2030)(d)	14,782,419	5,227,239
Series 2006-3, Class AF2, 5.58%, 11/25/2036 (Callable 08/25/2031)(d)	9,847,275	3,152,667
Series 2007-1, Class AF3, 5.61%, 04/25/2037 (Callable 10/25/2030)(d)	278,136	63,872
Series 2007-2, Class AF2, Pool 2007-2, 5.68%, 06/25/2037 (Callable 10/25/2032)(d)	1,435,659	352,787
Rithm Capital Corp.
Series 2022-NQM2, Class A1, 3.08%, 03/27/2062 (Callable 07/25/2025)(a)(f)	25,948,431	24,432,091
Series 2023-1, Class A, 3.50%, 01/25/2063 (Callable 09/25/2041)(a)(f)	47,976,542	45,725,828
Series 2024-NQM2, Class A1, 0.00%, 09/25/2064 (Callable 06/25/2033)(a)(e)(f)	83,108,853	82,680,170
Starwood Mortgage Residential Trust, Series 2020-3, Class A1, 1.49%, 04/25/2065 (Callable 07/25/2025)(a)(f)	1,848,714	1,782,572
Towd Point Mortgage Trust
Series 2017-6, Class A1, 2.75%, 10/25/2057 (Callable 03/25/2031)(a)(f)	4,512,023	4,419,189
Series 2018-4, Class A1, 3.00%, 06/25/2058 (Callable 11/25/2032)(a)(f)	16,742,200	15,844,679
Series 2018-6, Class A1A, 3.75%, 03/25/2058 (Callable 08/25/2029)(a)(f)	2,044,431	2,023,387
Series 2019-1, Class A1, 3.75%, 03/25/2058 (Callable 08/25/2029)(a)(f)	4,169,824	4,056,489
Series 2019-4, Class A1, 2.90%, 10/25/2059 (Callable 06/25/2032)(a)(f)	28,416,742	27,270,036
Series 2020-2, Class A1A, 1.64%, 04/25/2060 (Callable 07/25/2033)(a)(f)	19,829,723	17,981,668
Series 2020-4, Class A1, 1.75%, 10/25/2060 (Callable 10/25/2031)(a)	50,065,634	45,347,859
Series 2022-2, Class A1, 3.75%, 07/01/2062 (Callable 10/25/2033)(a)(f)	86,054,393	81,453,064

The accompanying notes are an integral part of these financial statements.

133

Baird Core Plus Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Series 2022-3, Class A1, 3.75%, 08/01/2062 (Callable 05/25/2031)(a)(f)	$82,857,686	$78,692,588
Series 2024-1, Class A1, 4.82%, 03/25/2064 (Callable 12/25/2032)(a)(f)	77,316,411	78,521,642
Series 2024-2, Class A1A, 4.74%, 12/25/2064 (Callable 04/25/2029)(a)(f)	111,424,714	112,963,456
Series 2024-5, Class A1A, 4.52%, 10/25/2064 (Callable 07/25/2034)(a)(f)	110,253,048	110,091,373
WaMu Mortgage Pass Through Certificates
Series 2004-CB3, Class 1A, 6.00%, 10/25/2034 (Callable 07/25/2025)	364,819	372,094
Series 2004-CB3, Class 2A, 6.50%, 10/25/2034 (Callable 07/25/2025)	917,358	949,061
Series 2006-AR10, Class 1A1, 4.82%, 09/25/2036 (Callable 07/25/2025)(f)	393,317	343,440
Series 2007-HY3, Class 4A1, 5.10%, 03/25/2037 (Callable 07/25/2025)(f)	4,318,394	4,026,027
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-6, Class 2A4, 5.50%, 08/25/2035 (Callable 07/25/2025)	2,163,889	1,913,897
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR14, Class 2A3, 7.38%, 10/25/2036 (Callable 07/25/2025)(f)	543,554	501,797
Series 2007-7, Class A49, 6.00%, 06/25/2037 (Callable 07/25/2025)	790,539	722,564
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $1,952,695,575)		1,922,321,598
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.0%
BANK-2017
Series 2017-BNK4, Class A4, 3.63%, 05/15/2050 (Callable 04/15/2027)	30,037,000	29,565,768
Series 2017-BNK5, Class A5, 3.39%, 06/15/2060 (Callable 07/15/2027)	2,070,000	2,027,527
Series 2017-BNK8, Class A4, 3.49%, 11/15/2050 (Callable 11/15/2027)	70,921,751	68,515,021

	Par	Value
Series 2017-BNK9, Class A4, 3.54%, 11/15/2054 (Callable 12/15/2029)	$32,737,000	$31,933,870
BANK-2018, Series 2018-BN10, Class A5, 3.69%, 02/15/2061 (Callable 02/15/2028)	6,400,000	6,280,264
BANK-2021, Series 2021-BN33, Class A5, 2.56%, 05/15/2064 (Callable 05/15/2031)	7,919,000	7,023,812
BANK-2022, Series 2022-BNK44, Class A5, 5.94%, 11/15/2055 (Callable 11/15/2032)(f)	32,650,000	34,265,228
BANK5 Trust
Series 2023-5YR3, Class A2, 6.26%, 09/15/2056 (Callable 09/15/2028)	44,148,911	45,920,192
Series 2023-5YR4, Class A3, 6.50%, 12/15/2056 (Callable 12/15/2028)	36,723,657	38,713,664
Series 2024-5YR10, Class A2, 4.83%, 10/15/2057 (Callable 10/15/2029)	69,800,000	70,324,973
Series 2024-5YR7, Class A3, 5.77%, 06/15/2057 (Callable 06/15/2029)	73,525,000	76,414,760
BBCMS Trust
Series 2017-C1, Class A4, 3.67%, 02/15/2050 (Callable 02/15/2027)	7,837,000	7,678,818
Series 2024-5C29, Class A2, 4.74%, 09/15/2057 (Callable 09/15/2029)	50,000,000	50,152,875
Benchmark Mortgage Trust
Series 2018-B1, Class A5, 3.67%, 01/15/2051 (Callable 01/15/2028)(f)	18,620,000	18,211,001
Series 2018-B3, Class A5, 4.03%, 04/10/2051 (Callable 04/10/2028)	21,150,000	20,812,784
Series 2020-B21, Class A5, 1.98%, 12/17/2053 (Callable 12/15/2030)	47,030,000	40,755,210
Series 2021-B24, Class A5, 2.58%, 03/15/2054 (Callable 03/15/2031)	19,075,000	16,743,310
Series 2023-V3, Class A2, 5.90%, 07/15/2056 (Callable 07/15/2028)	22,950,000	23,737,006
Series 2023-V3, Class A3, 6.36%, 07/15/2056 (Callable 07/15/2028)(f)	10,025,000	10,507,299
Series 2024-V10, Class A2, 4.80%, 09/15/2057 (Callable 10/15/2029)	48,225,000	48,571,979
Series 2024-V11, Class A2, 5.42%, 11/15/2057 (Callable 11/15/2029)	79,500,000	81,807,281

The accompanying notes are an integral part of these financial statements.

134

Baird Core Plus Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - (Continued)
BMO Mortgage Trust, Series 2022-C1, Class A5, 3.37%, 02/15/2055(f)	$31,900,000	$29,205,509
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4, 3.28%, 05/10/2058 (Callable 11/10/2026)	8,500,000	8,411,461
Citigroup Commercial Mortgage Trust
Series 2016-C2, Class A4, 2.83%, 08/10/2049 (Callable 08/10/2026)	33,387,000	32,712,970
Series 2017-P8, Class A4, 3.47%, 09/15/2050 (Callable 09/15/2027)	35,645,000	34,370,178
Series 2019-GC43, Class A4, 3.04%, 11/10/2052 (Callable 11/10/2029)	7,350,000	6,792,548
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2017-CD4, Class A4, 3.51%, 05/10/2050 (Callable 05/10/2027)(f)	15,959,780	15,644,761
Computershare Corporate Trust
Series 2016-BNK1, Class A3, 2.65%, 08/15/2049 (Callable 08/15/2026)	16,807,000	16,387,916
Series 2017-C40, Class A4, 3.58%, 10/15/2050 (Callable 10/15/2027)	48,894,000	47,890,177
Series 2017-C42, Class A4, 3.59%, 12/15/2050 (Callable 12/15/2027)	53,620,521	52,067,440
Series 2017-RC1, Class A4, 3.63%, 01/15/2060 (Callable 03/15/2027)	11,875,000	11,709,711
Series 2018-C46, Class A4, 4.15%, 08/15/2051 (Callable 08/15/2028)	23,500,000	23,151,323
Series 2018-C47, Class A4, 4.44%, 09/15/2061 (Callable 10/15/2028)	10,850,000	10,796,704
CSAIL Commercial Mortgage Trust
Series 2017-C8, Class A4, 3.39%, 06/15/2050 (Callable 06/15/2027)	4,900,000	4,769,092
Series 2018-C14, Class A4, 4.42%, 11/15/2051 (Callable 11/15/2028)(f)	39,100,000	38,870,573
Series 2019-C16, Class A3, 3.33%, 06/15/2052 (Callable 06/15/2029)	33,264,000	31,587,804
Series 2019-C17, Class A5, 3.02%, 09/15/2052 (Callable 09/15/2029)	5,000,000	4,661,813

	Par	Value
GS Mortgage Securities Corp. II
Series 2017-GS5, Class A4, 3.67%, 03/10/2050 (Callable 03/10/2027)	$14,402,969	$14,081,058
Series 2017-GS8, Class A4, 3.47%, 11/10/2050 (Callable 11/10/2027)	25,225,000	24,514,702
Series 2019-GC42, Class A4, 3.00%, 09/10/2052 (Callable 09/10/2029)	24,620,000	22,961,624
JP Morgan Chase Commercial Mortgage Securities
Series 2016-JP2, Class A4, 2.82%, 08/15/2049 (Callable 07/15/2026)	15,150,000	14,863,079
Series 2017-JP5, Class A5, 3.72%, 03/15/2050 (Callable 04/15/2027)	20,950,000	20,620,308
Series 2017-JP7, Class A5, 3.45%, 09/15/2050 (Callable 04/15/2028)	42,766,184	41,599,595
JPMBB Commercial Mortgage Securities Trust
Series 2014-C25, Class A5, 3.67%, 11/15/2047 (Callable 12/15/2027)	5,648,407	5,515,782
Series 2015-C30, Class A5, 3.82%, 07/15/2048 (Callable 07/15/2025)	28,362,527	28,283,557
Series 2015-C32, Class A5, 3.60%, 11/15/2048 (Callable 10/15/2025)	20,730,000	20,530,343
JPMDB Commercial Mortgage Securities Trust
Series 2016-C4, Class A3, 3.14%, 12/15/2049 (Callable 04/15/2027)	44,268,000	43,085,376
Series 2017-C5, Class A5, 3.69%, 03/15/2050 (Callable 08/15/2027)	22,721,000	22,121,129
Series 2018-C8, Class A4, 4.21%, 06/15/2051 (Callable 06/15/2028)	4,070,000	4,037,929
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C30, Class A5, 2.86%, 09/15/2049 (Callable 10/15/2026)	9,062,000	8,837,084
Series 2016-C32, Class A4, 3.72%, 12/15/2049 (Callable 01/15/2027)	14,175,000	13,996,133
Series 2017-C34, Class A4, 3.54%, 11/15/2052 (Callable 10/15/2027)	30,055,000	29,354,977

The accompanying notes are an integral part of these financial statements.

135

Baird Core Plus Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - (Continued)
Series 2025-5C1, Class A2, 4.91%, 03/15/2058 (Callable 03/15/2030)	$77,125,000	$77,683,655
Morgan Stanley Capital I, Inc., Series 2017-H1, Class A5, 3.53%, 06/15/2050 (Callable 06/15/2027)	17,228,100	16,909,769
UBS Commercial Mortgage Trust
Series 2017-C3, Class A4, 3.43%, 08/15/2050 (Callable 08/15/2027)	9,240,000	8,966,894
Series 2018-C11, Class A5, 4.24%, 06/15/2051 (Callable 07/15/2028)(f)	14,950,000	14,769,335
Series 2019-C16, Class A4, 3.60%, 04/15/2052 (Callable 04/15/2029)	2,275,000	2,181,869
Wells Fargo Commercial Mortgage Trust 2024-1CHI, Series 2024-5C2, Class A2, 5.44%, 11/15/2057 (Callable 11/15/2029)	20,575,000	21,144,483
TOTAL NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,575,685,075)		1,555,051,303
ASSET-BACKED SECURITIES - 2.8%
Financial Holding Corp.
Series 2023-C, Class A, 5.52%, 10/15/2028(a)	23,091,000	23,429,110
Series 2024-B, Class A, 4.95%, 02/15/2029(a)	35,035,000	35,375,768
Series 2024-D, Class A, 5.34%, 04/15/2029(a)	26,000,000	26,445,058
Series 2025-B, Class A, 4.85%, 02/15/2030(a)	25,575,000	25,888,575
First National Master Note Trust, Series 2023-2, Class A, 5.77%, 09/15/2029	70,000,000	71,198,120
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28%, 02/15/2036 (Callable 08/15/2028)(a)	89,010,000	91,676,606
Ford Credit Auto Receivables Six LLC, Series 2025-1, Class A, 4.86%, 08/15/2037 (Callable 02/15/2030)(a)(d)	40,125,000	40,924,274
Ford Credit Floorplan LLC
Series 2023-1, Class A1, 4.92%, 05/15/2028(a)	27,138,000	27,253,630
Series 2024-3, Class A1, 4.30%, 09/15/2029(a)	31,762,000	31,812,085

	Par	Value
Series 2025-1, Class A1, 4.63%, 04/15/2030	$71,800,000	$72,592,363
General Motors Co.
Series 2024-1A, Class A1, 5.13%, 03/15/2029(a)	1,050,000	1,065,295
Series 2024-2A, Class A, 5.06%, 03/15/2031(a)	17,050,000	17,464,479
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12%, 04/11/2035 (Callable 05/11/2028)(a)	85,750,000	87,704,568
Huntington Bank Auto Credit-Linked Notes Series 2024-1, Series 2024-1, Class B1, 6.15%, 05/20/2032 (Callable 11/20/2027)(a)	19,370,384	19,699,630
MMAF Equipment Finance LLC, Series 2024-A, Class A3, 4.95%, 07/14/2031 (Callable 10/13/2030)(a)	21,775,000	22,098,783
Navient Student Loan Trust
Series 2021-EA, Class A, 0.97%, 12/16/2069 (Callable 06/15/2030)(a)	7,344,616	6,571,309
Series 2021-GA, Class A, 1.58%, 04/15/2070 (Callable 05/15/2030)(a)	7,080,497	6,395,181
Series 2022-A, Class A, 2.23%, 07/15/2070 (Callable 07/15/2030)(a)	63,219,646	57,876,056
Series 2023-A, Class A, 5.51%, 10/15/2071 (Callable 08/15/2033)(a)	38,423,823	39,265,685
Series 2025-A, Class A, 5.02%, 07/15/2055(a)	2,925,000	2,943,528
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36%, 04/20/2062 (Callable 09/20/2029)(a)	15,353,422	14,440,185
SBA Depositor LLC, 1.84%, 04/15/2027 (Callable 04/15/2026)(a)	45,100,000	42,944,838
SMB Private Education Loan Trust, Series 2024-D, Class A1A, 5.38%, 07/15/2053(a)	67,687,524	69,014,728
Synchrony Bank
Series 2024-A1, Class A, 5.04%, 03/15/2030	26,030,000	26,375,931
Series 2025-A2, Class A, 4.49%, 05/15/2031	18,950,000	19,126,011
Towd Point Mortgage Trust
Series 2020-MH1, Class A1, 2.25%, 02/25/2060 (Callable 07/25/2025)(a)(f)	7,246,839	7,064,948
Series 2020-MH1, Class A1A, 2.18%, 02/25/2060 (Callable 07/25/2025)(a)(f)	9,978,040	9,722,854

The accompanying notes are an integral part of these financial statements.

136

Baird Core Plus Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
Verizon Master Trust
Series 2024-2, Class A, 4.83%, 12/22/2031 (Callable 12/20/2028)(a)	$35,887,000	$36,561,708
Series 2024-5, Class A, 5.00%, 06/21/2032 (Callable 06/20/2029)(a)	5,150,000	5,280,413
Series 2024-6, Class A1A, 4.17%, 08/20/2030 (Callable 08/20/2027)	130,175,000	130,345,360
TOTAL ASSET-BACKED SECURITIES (Cost $1,057,708,240)		1,068,557,079
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.7%
Federal Home Loan Mortgage Corp.
Series K072, Class A2, 3.44%, 12/25/2027 (Callable 12/25/2027)	12,000,000	11,824,892
Series K074, Class A2, 3.60%, 01/25/2028 (Callable 01/25/2028)	26,320,000	26,021,573
Series K077, Class A2, 3.85%, 05/25/2028 (Callable 05/25/2028)(f)	27,749,000	27,591,774
Series K080, Class A2, 3.93%, 07/25/2028 (Callable 07/25/2028)(f)	9,720,000	9,684,317
Series K122, Class A2, 1.52%, 11/25/2030 (Callable 11/25/2030)	23,000,000	20,050,349
Series K153, Class A3, 3.12%, 10/25/2031 (Callable 10/25/2031)(f)	17,905,000	16,672,776
Series K-154, Class A2, 4.35%, 01/25/2033 (Callable 01/25/2033)(f)	25,000,000	24,851,648
Series K752, Class A2, 4.28%, 07/25/2030 (Callable 07/25/2030)	31,575,000	31,716,156
Federal National Mortgage Association
Series 2017-M4, Class A2, 2.64%, 12/25/2026(f)	19,606,459	19,120,700
Series 2022-M10, Class A2, 1.99%, 01/25/2032(f)	97,375,000	84,280,789
TOTAL AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $277,469,830)		271,814,974

	Par	Value
MUNICIPAL BONDS - 0.7%
Black Belt Energy Gas District, 6.00%, 02/01/2029 (Callable 11/01/2028)	$9,120,000	$9,362,030
Brazos Higher Education Authority, Inc.
2.08%, 04/01/2026	1,000,000	981,572
2.18%, 04/01/2027	1,300,000	1,249,021
2.31%, 04/01/2028	1,000,000	943,055
2.41%, 04/01/2029	2,360,000	2,184,116
2.51%, 04/01/2030	1,175,000	1,067,400
2.76%, 04/01/2040 (Callable 04/01/2030)	125,000	113,755
California Community Choice Financing Authority, 6.13%, 04/01/2030	4,000,000	4,143,278
Colton Joint Unified School District, 6.01%, 08/01/2026	1,250,000	1,274,182
County of Hamilton OH, 3.76%, 06/01/2042	25,725,000	20,760,070
District of Columbia, 7.63%, 10/01/2035	8,040,000	8,649,158
Illinois Housing Development Authority, 5.75%, 10/01/2053 (Callable 10/01/2032)	5,070,000	5,225,286
Illinois International Port District, 5.00%, 01/01/2035 (Callable 01/01/2026)(a)	2,865,000	2,632,113
Iowa Finance Authority
7.00%, 11/01/2027(a)	4,550,000	4,607,393
6.25%, 07/01/2054 (Callable 07/01/2033)	10,610,000	11,082,303
Iowa Student Loan Liquidity Corp., 2.99%, 12/01/2039 (Callable 12/01/2029)	290,000	281,490
Maricopa County Industrial Development Authority, 7.38%, 10/01/2029 (Callable 09/01/2029)(a)	19,400,000	20,081,014
Maryland Economic Development Corp., 4.00%, 04/01/2034 (Callable 01/01/2034)	39,420,000	28,279,805
Massachusetts Educational Financing Authority
2.46%, 07/01/2030	8,375,000	7,577,883
2.56%, 07/01/2031	5,000,000	4,430,721
3.78%, 07/01/2035 (Callable 07/01/2029)	4,010,000	3,957,034
Massachusetts Housing Finance Agency, 6.00%, 12/01/2054 (Callable 06/01/2033)	22,240,000	23,073,867
Minnesota Housing Finance Agency
2.68%, 10/01/2046 (Callable 01/01/2026)	8,697,422	7,414,838
2.65%, 11/01/2046 (Callable 01/01/2026)	9,239,871	7,862,114

The accompanying notes are an integral part of these financial statements.

137

Baird Core Plus Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
6.25%, 07/01/2053 (Callable 01/01/2033)	$2,690,000	$2,797,812
New Hampshire Business Finance Authority
3.25%, 04/01/2028 (Callable 01/01/2028)	33,000,000	17,953,162
3.30%, 04/01/2032 (Callable 01/01/2032)	21,000,000	14,863,031
2.87%, 07/01/2035 (Callable 01/01/2035)	17,095,000	11,846,953
North Carolina Housing Finance Agency, 2.87%, 07/01/2032 (Callable 08/01/2025)	255,000	254,123
North Dakota Housing Finance Agency, 6.25%, 01/01/2054 (Callable 07/01/2032)	7,205,000	7,517,921
Ohio Housing Finance Agency, 6.50%, 03/01/2054 (Callable 09/01/2033)	8,040,000	8,428,999
Rhode Island Student Loan Authority
2.53%, 12/01/2025	2,310,000	2,289,329
2.73%, 12/01/2026	1,490,000	1,458,285
2.88%, 12/01/2027	1,800,000	1,744,900
5.00%, 12/01/2028(g)	1,265,000	1,318,524
5.00%, 12/01/2029(g)	1,295,000	1,353,172
Western Michigan University Homer Stryker MD School of Medicine, 4.75%, 11/15/2028	11,630,000	11,772,699
TOTAL MUNICIPAL BONDS (Cost $307,030,477)		260,832,408
OTHER GOVERNMENT RELATED SECURITIES - 0.2%
Electricite de France SA
5.65%, 04/22/2029 (Callable 03/22/2029)(a)	24,450,000	25,365,712
6.25%, 05/23/2033 (Callable 02/23/2033)(a)	7,000,000	7,497,269
5.95%, 04/22/2034 (Callable 01/22/2034)(a)	10,900,000	11,355,307
4.75%, 10/13/2035 (Callable 04/13/2035)(a)	10,000,000	9,561,818
NBN Co. Ltd., 2.63%, 05/05/2031 (Callable 02/05/2031)(a)	5,000,000	4,506,895
Petroleos Mexicanos
5.95%, 01/28/2031 (Callable 10/28/2030)	1,005,000	908,550
6.70%, 02/16/2032 (Callable 11/16/2031)	31,343,000	29,120,086
TOTAL OTHER GOVERNMENT RELATED SECURITIES (Cost $87,492,489)		88,315,637

	Shares	Value
SHORT-TERM INVESTMENTS - 1.6%
Money Market Funds - 1.6%
First American Government Obligations Fund - Class U, 4.27%(h)	629,848,492	$629,848,492
TOTAL SHORT-TERM INVESTMENTS (Cost $629,848,492)		629,848,492
TOTAL INVESTMENTS - 99.9% (Cost $40,281,827,727)		$38,930,246,676
Other Assets in Excess of Liabilities - 0.1%		35,723,276
TOTAL NET ASSETS - 100.0%		$38,965,969,952

Percentages are stated as a percent of net assets.
ASA - Advanced Subscription Agreement
CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
PCA - Pollution Control Authority
PIK - Payment in Kind
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $9,435,828,415 or 24.2% of the Fund’s net assets.

(b)	Issuer is currently in default.
(c)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(d)	Step coupon bond. The rate disclosed is as of June 30, 2025.
(e)	Zero coupon bonds make no periodic interest payments.
(f)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2025.

(g)	Security subject to the Alternative Minimum Tax (“AMT”). As of June 30, 2025, the total value of securities subject to the AMT was $2,671,696 or 0.0% of net assets.
(h)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

138

Baird Core Plus Bond Fund
Summary of Fair Value Disclosure
as of June 30, 2025 (Unaudited)
Baird Core Plus Bond Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Corporate Bonds	$—	$17,194,997,668	$—	$17,194,997,668
U.S. Treasury Securities	—	9,406,976,404	—	9,406,976,404
Agency Residential Mortgage-Backed Securities	—	6,531,531,113	—	6,531,531,113
Non-Agency Residential Mortgage-Backed Securities	—	1,922,321,598	—	1,922,321,598
Non-Agency Commercial Mortgage-Backed Securities	—	1,555,051,303	—	1,555,051,303
Asset-Backed Securities	—	1,068,557,079	—	1,068,557,079
Agency Commercial Mortgage-Backed Securities	—	271,814,974	—	271,814,974
Municipal Bonds	—	260,832,408	—	260,832,408
Other Government Related Securities	—	88,315,637	—	88,315,637
Money Market Funds	629,848,492	—	—	629,848,492
Total Investments	$629,848,492	$38,300,398,184	$—	$38,930,246,676

Refer to the Schedule of Investments for further disaggregation of investment categories.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.
The accompanying notes are an integral part of these financial statements.

139

Baird Short-Term Municipal Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited)

	Par	Value
MUNICIPAL BONDS - 100.2%
Alabama - 3.2%
Alabama Housing Finance Authority, 5.00%, 02/01/2029 (Callable 02/01/2028)(a)	$2,675,000	$2,803,578
Alabama State University
5.00%, 09/01/2028	550,000	578,346
5.00%, 09/01/2029	750,000	797,580
Black Belt Energy Gas District
5.25%, 12/01/2028	3,205,000	3,377,790
5.25%, 02/01/2053 (Callable 03/01/2029)(a)	1,250,000	1,314,516
5.00%, 05/01/2053(a)	8,000,000	8,283,414
City of Phenix City AL, 2.00%, 04/01/2027	735,000	717,034
Health Care Authority of the City of Huntsville, 5.00%, 06/01/2053 (Callable 03/01/2030)(a)	6,065,000	6,551,047
Industrial Development Board of the City of Mobile Alabama, 3.92%, 06/01/2034(a)	8,400,000	8,425,554
Macon County Board of Education, 3.25%, 02/01/2026 (Callable 08/01/2025)	375,000	374,237
Southeast Alabama Gas Supply District
5.00%, 04/01/2026	1,000,000	1,010,847
5.00%, 04/01/2027	1,000,000	1,027,493
Southeast Energy Authority A Cooperative District
5.00%, 11/01/2027	1,975,000	2,022,240
5.00%, 02/01/2028	825,000	854,431
5.00%, 08/01/2028	1,100,000	1,146,206
5.00%, 11/01/2028	2,205,000	2,275,553
5.00%, 11/01/2029	1,000,000	1,059,455
5.00%, 11/01/2031	1,880,000	1,960,202
5.50%, 01/01/2053 (Callable 09/01/2029)(a)	1,265,000	1,349,872
5.25%, 01/01/2054 (Callable 04/01/2029)(a)	6,510,000	6,828,531
Town of Berry AL Water & Sewer Revenue, 3.25%, 09/01/2028 (Callable 09/01/2026)	495,000	497,678
		53,255,604
Alaska - 0.4%
Alaska Housing Finance Corp., 3.75%, 12/01/2042 (Callable 06/01/2028)	1,315,000	1,316,982
Alaska Industrial Development & Export Authority, 5.00%, 10/01/2030 (Callable 10/01/2029)	2,735,000	2,894,791
University of Alaska
4.00%, 10/01/2025	330,000	330,460
4.00%, 10/01/2026 (Callable 08/01/2025)	1,400,000	1,400,989
		5,943,222

	Par	Value
Arizona - 1.3%
Arizona Industrial Development Authority
5.00%, 07/01/2027 (Callable 07/01/2026)	$230,000	$232,962
5.00%, 11/01/2028 (Callable 05/01/2028)	7,505,000	7,849,903
5.00%, 07/01/2029 (Callable 07/01/2026)	415,000	419,933
5.00%, 07/01/2030 (Callable 07/01/2026)	400,000	404,370
1.77%, 09/01/2030(a)(b)(c)	2,944,912	2,817,036
3.63%, 05/20/2033	3,170,224	3,036,103
City of Phoenix Civic Improvement Corp., 5.00%, 07/01/2031 (Callable 07/01/2027)	2,000,000	2,075,359
Coconino County Jail District
5.00%, 07/01/2027	325,000	338,412
5.00%, 07/01/2028	340,000	360,416
Glendale Industrial Development Authority
4.00%, 05/15/2026 (Callable 07/22/2025)	420,000	417,866
4.00%, 05/15/2027 (Callable 07/22/2025)	620,000	614,675
4.00%, 05/15/2030 (Callable 07/22/2025)	1,570,000	1,527,902
Yuma County Elementary School District No 13 Crane
5.00%, 07/01/2027	145,000	151,128
5.00%, 07/01/2028	165,000	175,152
5.00%, 07/01/2029	195,000	210,304
5.00%, 07/01/2031	445,000	492,410
		21,123,931
Arkansas - 1.2%
Arkansas Development Finance Authority
4.00%, 07/01/2025	140,000	140,000
4.00%, 07/01/2026	190,000	189,522
5.00%, 02/01/2027	750,000	765,985
4.00%, 07/01/2027	225,000	224,629
5.00%, 02/01/2028	815,000	842,156
4.00%, 07/01/2028	230,000	229,243
5.00%, 02/01/2029	1,000,000	1,042,076
5.00%, 07/01/2054 (Callable 07/01/2033)	3,285,000	3,432,444
Batesville Public Facilities Board, 5.00%, 06/01/2026	850,000	850,786
City of Brookland AR Sales & Use Tax Revenue, 1.50%, 09/01/2046 (Callable 09/01/2026)	455,000	441,926
City of Centerton AR Sales & Use Tax Revenue, 4.00%, 11/01/2054 (Callable 11/01/2032)	3,350,000	3,347,296
City of Elkins AR Sales & Use Tax Revenue, 1.50%, 09/01/2046 (Callable 09/01/2026)	365,000	359,461

The accompanying notes are an integral part of these financial statements.

140

Baird Short-Term Municipal Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Arkansas - (Continued)
City of Fayetteville AR, 3.05%, 01/01/2047 (Callable 01/01/2027)	$25,000	$24,737
City of Forrest City AR Sales & Use Tax Revenue, 1.55%, 11/01/2044 (Callable 11/01/2029)	455,000	432,676
City of Hot Springs AR, 4.00%, 12/01/2027 (Callable 08/01/2025)	255,000	255,247
City of Jonesboro AR
6.00%, 08/01/2029	115,000	127,055
6.00%, 08/01/2030	120,000	134,822
5.00%, 08/01/2032 (Callable 02/01/2031)	100,000	107,309
City of Little Rock AR, 3.63%, 02/01/2045 (Callable 02/01/2030)	2,300,000	2,246,242
City of Osceola AR Sales & Use Tax, 4.00%, 06/01/2054 (Callable 06/01/2031)	455,000	450,276
City of Pine Bluff AR, 3.00%, 02/01/2047 (Callable 08/01/2027)	205,000	198,195
City of West Memphis AR Public Utility System Revenue
5.00%, 12/01/2026	265,000	272,636
5.00%, 12/01/2027	200,000	209,445
5.00%, 12/01/2029	255,000	274,676
5.00%, 12/01/2030	200,000	217,516
City of West Memphis AR Sales & Use Tax Revenue, 5.00%, 06/01/2033 (Callable 06/01/2032)	1,615,000	1,760,915
Jacksonville North Pulaski County School District, 4.00%, 06/01/2029 (Callable 06/01/2027)	1,240,000	1,261,998
		19,839,269
California - 3.7%
California Community Choice Financing Authority
5.00%, 10/01/2027	700,000	718,633
5.00%, 10/01/2028	475,000	492,408
5.00%, 10/01/2029	650,000	678,954
5.00%, 11/01/2029	3,115,000	3,310,506
5.00%, 02/01/2055 (Callable 06/01/2032)(a)	2,540,000	2,683,778
California Housing Finance Agency, 5.20%, 12/01/2027 (Callable 06/01/2027)(b)	1,000,000	1,018,188
California Infrastructure & Economic Development Bank
2.62% (SIFMA Municipal Swap Index + 0.70%), 12/01/2050 (Callable 07/22/2025)	2,550,000	2,537,147

	Par	Value
1.75%, 08/01/2055 (Callable 02/01/2026)(a)	$1,265,000	$1,237,998
California Municipal Finance Authority
4.00%, 10/01/2031 (Callable 10/01/2026)	2,285,000	2,292,274
3.20%, 09/01/2045 (Callable 02/01/2027)(a)	510,000	507,652
California Public Finance Authority
3.13%, 05/15/2029 (Callable 07/22/2025)(b)	545,000	530,703
5.70%, 06/01/2034 (Callable 06/01/2031)(b)	1,500,000	1,533,344
City of Los Angeles Department of Airports, 5.00%, 05/15/2027(d)	7,000,000	7,229,935
Gonzales Public Financing Authority, 3.95%, 05/01/2044 (Callable 11/01/2025)(a)	2,000,000	2,003,092
Indio Finance Authority, 3.55%, 09/02/2029 (Callable 07/22/2025)(b)	3,959,000	3,954,507
Los Angeles County Development Authority, 3.75%, 12/01/2046 (Callable 02/01/2026)(a)	1,650,000	1,652,963
Los Angeles Department of Water & Power, 5.00%, 07/01/2028 (Callable 01/01/2028)	1,875,000	1,962,955
Los Angeles Department of Water & Power, 5.00%, 07/01/2029 (Callable 01/01/2028)	665,000	686,704
Los Angeles Department of Water & Power, 5.00%, 07/01/2030 (Callable 01/01/2027)	2,785,000	2,901,059
5.00%, 07/01/2032 (Callable 01/01/2027)	1,000,000	1,018,663
5.00%, 07/01/2034 (Callable 07/01/2028)	445,000	459,035
3.85%, 07/01/2035(a)	5,000,000	5,000,000
Los Angeles Department of Water & Power Water System Revenue
5.00%, 07/01/2027 (Callable 01/01/2026)	50,000	50,412
5.00%, 07/01/2028 (Callable 01/01/2028)	3,205,000	3,348,557
Los Angeles Unified School District/CA
5.00%, 07/01/2029	4,450,000	4,854,115
5.00%, 07/01/2030	3,775,000	4,187,263
Mountain View School District School Facilities Improvement District No 2, 0.00%, 07/01/2029 (Callable 07/01/2027)(e)	4,520,000	3,907,309
San Joaquin Hills Transportation Corridor Agency, 5.00%, 01/15/2030	450,000	486,689
Washington Township Health Care District, 5.00%, 07/01/2030 (Callable 07/01/2029)	500,000	518,736
		61,763,579

The accompanying notes are an integral part of these financial statements.

141

Baird Short-Term Municipal Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Colorado - 2.2%
City & County of Denver CO Airport System Revenue, 5.25%, 11/15/2026(d)	$2,000,000	$2,055,395
Colorado Educational & Cultural Facilities Authority
4.00%, 12/15/2025(b)	260,000	259,596
5.00%, 06/15/2027 (Callable 06/15/2026)	635,000	644,763
Colorado Health Facilities Authority
5.00%, 05/15/2026	475,000	477,122
5.00%, 05/15/2027	400,000	405,246
2.13%, 05/15/2028 (Callable 08/01/2025)	2,905,000	2,832,271
5.25%, 05/15/2028 (Callable 05/15/2027)	250,000	254,706
5.00%, 08/01/2028	1,245,000	1,314,486
3.50%, 05/15/2030 (Callable 08/01/2025)	3,500,000	3,343,847
5.00%, 11/15/2060 (Callable 11/15/2029)(a)	2,000,000	2,169,328
2.47% (SIFMA Municipal Swap Index + 0.55%), 05/15/2061 (Callable 02/17/2026)	1,000,000	992,186
5.00%, 05/15/2062 (Callable 08/15/2027)(a)	7,595,000	8,023,348
Colorado Housing and Finance Authority
5.00%, 07/01/2026 (Callable 01/01/2026)(a)	1,000,000	1,006,640
4.00%, 05/01/2048 (Callable 11/01/2026)	270,000	270,690
4.25%, 11/01/2049 (Callable 11/01/2028)	380,000	383,548
6.25%, 05/01/2055 (Callable 05/01/2033)	3,500,000	3,890,623
Colorado Science and Technology Park Metropolitan District No 1, 5.00%, 12/01/2029	500,000	533,475
County of Eagle CO, 5.00%, 12/01/2034	1,825,000	1,974,085
Denver Health & Hospital Authority, 4.00%, 12/01/2027 (Callable 08/01/2025)	255,000	255,241
Eagle River Water & Sanitation District Water Subdistrict, 4.00%, 12/01/2027 (Callable 08/01/2025)	145,000	145,031
Fossil Ridge Metropolitan District No 3
5.00%, 12/01/2027	200,000	209,111
5.00%, 12/01/2028	200,000	212,415
5.00%, 12/01/2029	205,000	220,642
5.00%, 12/01/2030	370,000	402,789
Lanterns Metropolitan District No 1
5.00%, 12/01/2025	235,000	236,452
5.00%, 12/01/2027	185,000	192,011

	Par	Value
5.00%, 12/01/2028	$165,000	$173,554
5.00%, 12/01/2029 (Callable 12/01/2028)	155,000	164,788
5.00%, 12/01/2030 (Callable 12/01/2028)	175,000	188,025
Mirabelle Metropolitan District No 2
5.00%, 12/01/2026	200,000	204,381
5.00%, 12/01/2027	110,000	114,169
5.00%, 12/01/2028	240,000	252,442
5.00%, 12/01/2029	200,000	212,883
5.00%, 12/01/2030 (Callable 03/01/2030)	275,000	295,749
5.00%, 12/01/2031 (Callable 03/01/2030)	300,000	324,714
5.00%, 12/01/2032 (Callable 03/01/2030)	320,000	345,850
5.00%, 12/01/2033 (Callable 03/01/2030)	340,000	366,744
Park Creek Metropolitan District, 5.00%, 12/01/2033 (Callable 12/01/2025)	150,000	150,747
Ravenna Metropolitan District
5.00%, 12/01/2025	200,000	201,080
5.00%, 12/01/2026	240,000	245,560
5.00%, 12/01/2028	290,000	305,592
5.00%, 12/01/2029	315,000	336,354
VauxmontMetropolitan District
5.00%, 12/15/2026 (Callable 07/22/2025)	135,000	138,829
5.00%, 12/15/2027 (Callable 07/22/2025)	160,000	164,945
		36,891,453
Connecticut - 0.9%
City of West Haven CT, 4.00%, 09/15/2027	245,000	248,772
Connecticut Housing Finance Authority
4.00%, 11/15/2045 (Callable 11/15/2027)	55,000	55,258
4.00%, 05/15/2049 (Callable 11/15/2028)	675,000	680,593
3.50%, 11/15/2051 (Callable 05/15/2031)	890,000	884,660
Connecticut State Health & Educational Facilities Authority
5.00%, 07/01/2028 (Callable 08/01/2025)	685,000	686,900
3.20%, 07/01/2037(a)	3,250,000	3,237,805
2.95%, 07/01/2049(a)	1,205,000	1,202,396
2.80%, 07/01/2057(a)	1,180,000	1,173,364
Connecticut State Higher Education Supplement Loan Authority
5.00%, 11/15/2027(d)	665,000	688,621
5.00%, 11/15/2045 (Callable 05/05/2026)(a)(d)	2,000,000	2,015,706

The accompanying notes are an integral part of these financial statements.

142

Baird Short-Term Municipal Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Connecticut - (Continued)
Stamford Housing Authority, 5.38%, 10/01/2033	$3,000,000	$3,007,815
State of Connecticut, 5.00%, 06/15/2027	500,000	522,220
Town of Stratford CT, 5.00%, 05/15/2028	400,000	426,191
Waterbury Housing Authority, 3.30%, 03/01/2028 (Callable 03/01/2027)(a)	210,000	210,770
		15,041,071
Delaware - 0.1%
Delaware State Economic Development Authority, 5.00%, 10/01/2029 (Callable 08/01/2025)	1,000,000	1,000,052
Delaware State Housing Authority
2.60%, 07/01/2043 (Callable 07/22/2025)	78,675	68,599
6.00%, 01/01/2055 (Callable 07/01/2033)	1,020,000	1,112,667
		2,181,318
District of Columbia - 0.6%
District of Columbia, 3.00%, 06/01/2030	1,620,000	1,543,433
District of Columbia Housing Finance Agency, 5.00%, 03/01/2029 (Callable 02/01/2028)(a)	2,000,000	2,096,133
Metropolitan Washington Airports Authority Aviation Revenue
5.00%, 10/01/2028(d)	2,400,000	2,526,821
2.60%, 10/01/2039 (Callable 07/01/2025)(a)	2,005,000	2,005,000
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, 0.00%, 10/01/2029(e)	315,000	274,672
Washington Convention & Sports Authority, 5.00%, 10/01/2030 (Callable 10/01/2027)	1,935,000	1,999,864
		10,445,923
Florida - 2.7%
Broward County Housing Finance Authority
3.50%, 04/01/2041 (Callable 10/01/2025)(a)	1,000,000	1,000,008
4.05%, 09/01/2056(a)	1,750,000	1,758,887
Capital Projects Finance Authority/FL
5.00%, 10/01/2026	1,000,000	1,017,400
5.00%, 10/01/2028	1,000,000	1,042,540
Capital Trust Authority, 5.00%, 06/15/2034 (Callable 06/15/2029)(b)	610,000	624,733

	Par	Value
City of Cape Coral FL Water & Sewer Revenue
4.35%, 03/01/2027	$1,200,000	$1,221,096
4.45%, 03/01/2028	1,420,000	1,459,653
City of Jacksonville FL, 5.00%, 11/01/2028 (Callable 11/01/2027)	445,000	461,772
City of Tallahassee FL
5.00%, 12/01/2026 (Callable 12/01/2025)	955,000	960,568
5.00%, 12/01/2027 (Callable 12/01/2025)	400,000	402,299
Collier County Industrial Development Authority, 5.00%, 10/01/2054 (Callable 10/01/2028)(a)	1,300,000	1,384,724
Colonial Country Club Community Development District/FL, 4.00%, 05/01/2029 (Callable 08/01/2025)	995,000	995,071
County of Lee FL Solid Waste System Revenue, 5.00%, 10/01/2026(d)	3,015,000	3,070,834
County of Miami-Dade FL, 4.50%, 03/01/2033 (Callable 08/01/2025)	240,000	240,163
County of Osceola FL Transportation Revenue
0.00%, 10/01/2028(e)	500,000	444,173
5.00%, 10/01/2030 (Callable 10/01/2029)	560,000	586,549
Florida Development Finance Corp., 5.00%, 06/15/2026	1,715,000	1,737,642
5.00%, 11/15/2026	1,065,000	1,093,846
Florida Development Finance Corp., 5.00%, 06/15/2027	1,020,000	1,050,415
5.00%, 06/15/2028 (Callable 06/15/2027)	425,000	437,229
5.25%, 06/15/2029 (Callable 06/15/2027)(b)	2,850,000	2,843,937
3.00%, 07/01/2031(b)	1,195,000	1,130,555
Florida Higher Educational Facilities Financing Authority, 5.00%, 07/01/2035 (Callable 07/01/2033)(b)	2,700,000	2,693,953
Florida Housing Finance Corp.
5.00%, 12/01/2026(a)	4,000,000	4,025,564
4.00%, 07/01/2047 (Callable 07/01/2025)	5,000	5,000
Herons Glen Recreation District, 2.50%, 05/01/2027	250,000	245,530
Lee County Industrial Development Authority/FL
4.38%, 11/15/2029 (Callable 11/15/2026)	1,550,000	1,555,238
4.75%, 11/15/2029 (Callable 11/15/2026)	1,500,000	1,507,917

The accompanying notes are an integral part of these financial statements.

143

Baird Short-Term Municipal Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Florida - (Continued)
Miami Beach Redevelopment Agency, 5.00%, 02/01/2027 (Callable 08/01/2025)	$1,000,000	$1,003,994
Miami-Dade County Housing Finance Authority
3.55%, 01/01/2027(a)	3,750,000	3,752,176
5.00%, 03/01/2027(a)	1,000,000	1,002,099
Northern Palm Beach County Improvement District
5.00%, 08/01/2027	650,000	674,327
5.00%, 08/01/2028	455,000	478,719
5.00%, 08/01/2029	400,000	426,051
Orange County Housing Finance Authority, 4.25%, 09/01/2049 (Callable 09/01/2027)	135,000	136,115
Palm Beach County Health Facilities Authority, 5.00%, 05/15/2031 (Callable 05/15/2027)	45,000	45,680
Pinellas County Housing Authority, 1.00%, 11/01/2027	1,325,000	1,291,216
Pinellas County Industrial Development Authority, 5.00%, 07/01/2029	1,065,000	1,078,078
Seminole County Industrial Development Authority
4.00%, 06/15/2026(b)	155,000	154,301
4.00%, 06/15/2027(b)	240,000	238,231
		45,278,283
Georgia - 2.3%
Bartow County Development Authority, 1.80%, 09/01/2029 (Callable 11/19/2026)(a)	1,100,000	980,643
Charlton County School District
6.00%, 04/01/2027	135,000	142,420
6.00%, 04/01/2028	450,000	487,992
6.00%, 04/01/2030	400,000	454,112
City of Atlanta GA, 4.00%, 07/01/2026 (Callable 08/01/2025)	100,000	100,028
Cobb County Kennestone Hospital Authority, 5.00%, 04/01/2033 (Callable 04/01/2027)	755,000	773,345
Cobb-Marietta Coliseum & Exhibit Hall Authority, 5.50%, 10/01/2026	330,000	336,221
Columbus County Housing Authority, 3.30%, 11/01/2028(a)	1,100,000	1,103,447
DeKalb County Housing Authority, 5.00%, 12/01/2034 (Callable 12/01/2031)	3,500,000	3,678,548
Development Authority of Heard County, 2.70%, 09/01/2029 (Callable 07/01/2025)(a)	5,000,000	5,000,000

	Par	Value
Development Authority of Monroe County, 2.25%, 07/01/2025	$1,390,000	$1,390,000
Forsyth County Hospital Authority, 6.38%, 10/01/2028	380,000	404,370
Gainesville & Hall County Development Authority, 2.90%, 11/15/2033 (Callable 08/01/2025)(a)	1,500,000	1,500,000
Housing Authority of the City of Waycross, 5.00%, 04/01/2028 (Callable 04/01/2027)(a)	2,180,000	2,251,287
Main Street Natural Gas, Inc.
5.00%, 12/01/2027	1,000,000	1,034,739
5.00%, 12/01/2029	500,000	529,937
5.00%, 06/01/2030	750,000	798,380
5.00%, 12/01/2030	1,185,000	1,262,229
5.00%, 06/01/2031	1,410,000	1,502,256
4.00%, 03/01/2050 (Callable 06/01/2026)(a)	4,680,000	4,691,468
4.00%, 07/01/2052 (Callable 06/01/2027)(a)	3,715,000	3,749,924
4.00%, 08/01/2052 (Callable 05/01/2027)(a)(b)	3,500,000	3,489,547
5.00%, 07/01/2053 (Callable 12/01/2029)(a)	1,750,000	1,843,825
Savannah Housing Authority, 5.00%, 03/01/2028 (Callable 03/01/2027)(a)	600,000	618,643
State of Georgia, 5.00%, 12/01/2026	90,000	93,025
		38,216,386
Idaho - 0.3%
Idaho Health Facilities Authority, 5.50%, 12/01/2026 (Callable 08/01/2025)	400,000	401,223
Southern Idaho Regional Solid Waste District, 4.00%, 03/01/2028 (Callable 09/01/2027)	4,350,000	4,382,412
		4,783,635
Illinois - 5.8%
Bureau Whiteside & Lee Counties Community Unit School District No 340 Bureau Vly
5.00%, 12/01/2025	1,425,000	1,434,487
5.00%, 12/01/2026	860,000	881,884
5.00%, 12/01/2027	400,000	417,166
5.00%, 12/01/2028	425,000	449,666
5.00%, 12/01/2029	300,000	321,214
5.00%, 12/01/2030	650,000	703,196
5.00%, 12/01/2031	650,000	709,656
5.00%, 12/01/2032	300,000	328,617
5.00%, 12/01/2033	165,000	181,333
Chicago Midway International Airport, 5.00%, 01/01/2028 (Callable 01/01/2026)(d)	1,750,000	1,761,761

The accompanying notes are an integral part of these financial statements.

144

Baird Short-Term Municipal Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Illinois - (Continued)
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2028 (Callable 11/01/2026)	$1,000,000	$1,022,071
5.00%, 11/01/2029 (Callable 11/01/2026)	1,550,000	1,581,823
City of Galesburg IL
5.00%, 10/01/2025	125,000	125,205
5.00%, 10/01/2026	145,000	146,974
5.00%, 10/01/2027	225,000	229,030
5.00%, 10/01/2028	450,000	460,785
City of Hillsboro IL, 5.00%, 12/01/2034	1,010,000	1,093,395
City of Plano IL Special Service Area No 3 & No 4, 4.00%, 03/01/2030 (Callable 08/01/2025)	365,000	365,023
City of Springfield IL, 5.00%, 12/01/2031 (Callable 12/01/2025)	325,000	327,479
Community Unit School District Number 427 DeKalb and Kane Counties Illinois
0.00%, 01/01/2026(e)	1,000,000	982,121
0.00%, 01/01/2027(e)	2,980,000	2,829,553
Cook County School District No 144 Prairie Hills
0.00%, 12/01/2025(e)	730,000	719,658
5.00%, 12/01/2031	1,500,000	1,638,870
Cook County School District No 69 Skokie, 4.00%, 12/01/2031 (Callable 12/01/2028)	820,000	837,942
Cook County School District No 99 Cicero, 4.00%, 12/01/2027	1,195,000	1,215,339
Cook County Township High School District No. 201, 0.00%, 12/01/2025(e)	165,000	162,396
Hampshire Special Service Area No 13, 3.00%, 03/01/2026	90,000	89,632
Illinois Finance Authority
5.00%, 12/01/2026 (Callable 06/01/2026)	500,000	508,667
5.00%, 02/15/2028 (Callable 08/15/2027)	810,000	823,466
4.30%, 08/01/2028(b)	1,215,000	1,222,812
5.00%, 09/01/2029 (Callable 09/01/2026)	1,575,000	1,603,705
4.27% (SOFR + 1.20%), 11/01/2034 (Callable 08/01/2025)	2,390,000	2,388,545
Illinois Housing Development Authority
2.45%, 06/01/2043 (Callable 08/01/2025)	151,647	126,066
4.50%, 10/01/2048 (Callable 04/01/2028)	250,000	252,835

	Par	Value
6.25%, 10/01/2052 (Callable 04/01/2032)	$4,045,000	$4,342,194
6.25%, 04/01/2054 (Callable 10/01/2032)	2,825,000	3,066,093
Illinois State Toll Highway Authority, 5.00%, 12/01/2031 (Callable 01/01/2026)	2,885,000	2,907,314
Jefferson County Township High School District No 201 Mt Vernon, 6.38%, 10/15/2034 (Callable 12/30/2026)	500,000	521,359
Joliet Park District
5.00%, 02/01/2026	575,000	580,849
5.00%, 02/01/2027	605,000	620,031
Kankakee Will Grundy Etc Counties Community College District No 520 Kankakee, 3.50%, 12/01/2026	1,930,000	1,937,458
Kendall Kane & Will Counties Community Unit School District No 308
5.00%, 02/01/2033 (Callable 02/01/2026)	1,000,000	1,006,697
5.00%, 02/01/2034 (Callable 02/01/2026)	1,000,000	1,006,409
Knox & Warren Counties Community Unit School District No 205 Galesburg
5.00%, 12/01/2030 (Callable 12/01/2027)	1,875,000	1,945,470
5.00%, 12/01/2038 (Callable 12/01/2027)	2,000,000	2,027,050
La Salle & Bureau Counties Township High School District No 120 LaSalle-Peru, 5.00%, 12/01/2031	640,000	702,735
La Salle Bureau & Lee Counties Community Consolidated School District 289
5.00%, 12/01/2028	990,000	1,043,921
5.00%, 12/01/2029	1,465,000	1,561,904
Lake County Community Unit School District No 187 North Chicago
5.00%, 01/01/2028	455,000	473,831
5.00%, 01/01/2029	555,000	585,237
5.00%, 01/01/2030	570,000	606,958
Metropolitan Pier & Exposition Authority
0.00%, 06/15/2027(e)	1,000,000	936,817
0.00%, 06/15/2028(e)	2,750,000	2,482,714
0.00%, 12/15/2029(e)	285,000	242,965
Morgan County School District No 117 Jacksonville
5.00%, 01/01/2029	555,000	589,764
5.00%, 01/01/2030	250,000	269,452
Northern Illinois University
5.00%, 04/01/2027	1,180,000	1,214,040

The accompanying notes are an integral part of these financial statements.

145

Baird Short-Term Municipal Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Illinois - (Continued)
5.00%, 04/01/2028	$650,000	$677,300
5.00%, 10/01/2029	780,000	826,691
Park Ridge Park District, 2.50%, 12/01/2028	2,025,000	1,961,648
Shelby Christian Macon Counties Community School District No. 21
4.00%, 12/01/2025 (Callable 08/01/2025)	270,000	270,114
4.00%, 12/01/2026 (Callable 08/01/2025)	435,000	434,688
Southern Illinois University
5.00%, 02/15/2026	1,000,000	1,009,890
5.00%, 02/15/2027	1,000,000	1,028,081
5.00%, 02/15/2028	1,000,000	1,045,383
5.00%, 02/15/2029	700,000	742,246
5.00%, 02/15/2030	450,000	482,019
5.00%, 02/15/2031	320,000	346,094
Southwestern Illinois Community College District No 522
5.00%, 12/01/2027	1,300,000	1,364,145
5.00%, 12/01/2028	1,500,000	1,601,090
Southwestern Illinois Development Authority
5.00%, 12/01/2028	315,000	334,541
5.00%, 12/01/2029	180,000	193,341
5.00%, 12/01/2030	590,000	640,722
5.00%, 12/01/2031	910,000	994,067
St Charles Public Library District, 4.00%, 11/01/2028 (Callable 08/01/2025)	455,000	455,417
St Clair County Community Unit School District No 187 Cahokia
5.00%, 01/01/2026	125,000	126,121
5.00%, 01/01/2027	180,000	185,408
5.00%, 01/01/2028	200,000	210,004
5.00%, 01/01/2029	300,000	320,247
5.00%, 01/01/2030	225,000	243,610
5.00%, 01/01/2031	250,000	274,006
State of Illinois Sales Tax Revenue, 5.00%, 06/15/2026	6,580,000	6,696,215
Stephenson County School District No 145 Freeport
5.00%, 10/01/2031	375,000	405,451
5.00%, 10/01/2032	325,000	352,515
5.00%, 10/01/2033	405,000	439,839
Taylorville Community Pleasure Driveway & Park District, 5.00%, 12/01/2033	1,980,000	2,127,404
United City of Yorkville IL, 4.05%, 12/01/2027 (Callable 08/01/2025)	120,000	120,092

	Par	Value
Upper Illinois River Valley Development Authority, 5.00%, 12/01/2028	$1,050,000	$1,099,470
Village of Gilberts IL, 3.50%, 03/01/2030	4,000,000	3,989,528
Village of Hillside IL, 5.00%, 01/01/2030 (Callable 01/01/2027)	2,325,000	2,339,514
Village of Romeoville IL
5.00%, 10/01/2025 (Callable 07/22/2025)	1,100,000	1,100,441
5.00%, 10/01/2030 (Callable 07/22/2025)	1,000,000	1,000,248
Village of Stone Park IL, 4.00%, 02/01/2026	220,000	221,041
Will County Community Unit School District No 201-U Crete-Monee
5.00%, 01/15/2026	435,000	438,900
5.00%, 01/15/2027	365,000	375,355
5.00%, 01/15/2028	490,000	513,366
5.00%, 01/15/2029	490,000	520,459
		96,120,345
Indiana - 2.9%
Avon Community School Building Corp., 3.25%, 07/15/2032	5,990,000	5,954,614
Carmel Local Public Improvement Bond Bank, 5.00%, 07/15/2032 (Callable 07/15/2026)	4,000,000	4,069,256
Cass County Indiana Building Corp., 5.00%, 01/15/2028	400,000	417,901
City of Hobart IN, 3.00%, 07/01/2025	395,000	395,000
City of La Porte IN Sewage Works Revenue, 3.75%, 09/01/2029 (Callable 09/01/2025)	6,980,000	6,911,704
City of La Porte IN Waterworks Revenue, 3.50%, 07/01/2029 (Callable 01/01/2026)	1,750,000	1,734,646
City of Valparaiso IN, 4.00%, 08/01/2026 (Callable 08/01/2025)	375,000	375,199
County of St Joseph IN, 5.00%, 04/01/2027	1,500,000	1,543,013
Frankton-Lapel Community Schools Building Corp.
5.00%, 01/15/2027	1,325,000	1,367,435
5.00%, 07/15/2027	1,390,000	1,448,206
Gary Chicago International Airport Authority
5.00%, 02/01/2026	200,000	201,816
5.00%, 02/01/2027	125,000	128,443
5.00%, 02/01/2028	155,000	161,770
5.00%, 02/01/2029	125,000	132,014
5.00%, 02/01/2030	150,000	159,982
5.00%, 02/01/2031	225,000	242,089

The accompanying notes are an integral part of these financial statements.

146

Baird Short-Term Municipal Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Indiana - (Continued)
Indiana Finance Authority
5.00%, 09/01/2025	$445,000	$445,227
5.00%, 09/15/2025	325,000	325,348
5.00%, 10/01/2025	675,000	674,879
5.00%, 07/01/2026	730,000	740,168
5.00%, 09/01/2026	1,520,000	1,533,516
5.00%, 09/15/2027	1,410,000	1,449,116
5.00%, 10/01/2028	260,000	261,931
5.00%, 07/01/2029	1,595,000	1,666,165
5.00%, 10/01/2064 (Callable 10/01/2028)(a)	5,000,000	5,333,223
Indiana Housing & Community Development Authority, 3.50%, 01/01/2049 (Callable 01/01/2029)	505,000	503,511
MSD of Wabash County Multi-School Building Corp., 5.00%, 01/15/2027	445,000	459,320
North Lawrence Community Schools/IN
5.00%, 07/15/2026	600,000	609,532
5.00%, 07/15/2027	325,000	338,675
Posey County Redevelopment Authority, 5.00%, 07/15/2025	6,000,000	6,002,828
Shelbyville Redevelopment Authority, 3.00%, 08/01/2029 (Callable 02/01/2029)	885,000	859,583
Tippecanoe County School Building Corp., 5.00%, 01/15/2027	300,000	309,425
Westfield-Washington Multi-School Building Corp.
5.00%, 01/15/2030	500,000	541,623
Westfield-Washington Multi-School Building Corp., 5.00%, 07/15/2030	1,275,000	1,389,848
		48,687,006
Iowa - 1.4%
City of Ames IA, 5.00%, 06/15/2031 (Callable 06/15/2026)	2,000,000	2,025,386
Clear Creek-Amana Community School District, 4.00%, 06/01/2027 (Callable 06/01/2026)	2,900,000	2,919,798
Iowa Finance Authority
6.00%, 11/01/2027(b)	1,345,000	1,354,969
5.00%, 02/15/2031 (Callable 07/22/2025)	2,275,000	2,280,070
7.50%, 01/01/2032 (Callable 01/01/2030)(b)	2,250,000	2,083,091
3.50%, 07/01/2046 (Callable 01/01/2026)	35,000	34,947
Iowa Finance Authority, 4.00%, 07/01/2047 (Callable 07/01/2028)	780,000	784,870

	Par	Value
6.00%, 07/01/2052 (Callable 07/01/2032)	$2,890,000	$3,058,950
Iowa Higher Education Loan Authority
3.00%, 04/01/2026	800,000	797,193
3.00%, 04/01/2028	845,000	833,258
PEFA, Inc., 5.00%, 09/01/2049 (Callable 06/01/2026)(a)	6,600,000	6,680,538
Rock Valley Community School District School Infra Sales Services & Use Tax
5.00%, 06/01/2029	505,000	542,049
5.00%, 06/01/2031	400,000	439,973
		23,835,092
Kansas - 1.7%
City of Bel Aire KS, 3.13%, 12/01/2027 (Callable 12/01/2026)	5,225,000	5,223,425
City of Edwardsville KS, 3.63%, 12/01/2028 (Callable 06/01/2026)	5,945,000	5,957,423
City of Goddard KS, 3.13%, 12/01/2027 (Callable 06/01/2027)	4,075,000	4,040,549
City of Manhattan KS
4.00%, 06/15/2026 (Callable 08/01/2025)	620,000	620,478
4.00%, 06/01/2027 (Callable 07/22/2025)	125,000	125,042
City of Osawatomie KS, 3.75%, 03/01/2027 (Callable 08/01/2025)	2,935,000	2,935,559
City of Park City KS, 3.75%, 09/01/2026 (Callable 08/01/2025)	6,125,000	6,127,141
City of Topeka KS, 2.00%, 08/15/2028 (Callable 02/15/2027)	1,425,000	1,344,314
Kansas Development Finance Authority, 5.00%, 09/01/2028 (Callable 09/01/2027)(a)	1,000,000	1,040,587
		27,414,518
Kentucky - 1.6%
City of Versailles KY, 3.00%, 08/15/2026 (Callable 08/01/2025)	2,570,000	2,558,218
County of Carroll KY, 1.55%, 09/01/2042(a)	750,000	726,335
County of Owen KY, 3.88%, 06/01/2040(a)	1,750,000	1,723,764
County of Trimble KY, 4.70%, 06/01/2054 (Callable 03/03/2027)(a)(d)	1,000,000	1,009,080
Henry County School District Finance Corp., 4.00%, 02/01/2026	590,000	592,792

The accompanying notes are an integral part of these financial statements.

147

Baird Short-Term Municipal Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Kentucky - (Continued)
Kentucky Economic Development Finance Authority
0.00%, 10/01/2025(e)	$585,000	$578,837
5.00%, 06/01/2026	240,000	242,151
0.00%, 10/01/2026(e)	170,000	161,681
Kentucky Housing Corp.
5.00%, 09/01/2043 (Callable 03/01/2026)(a)	3,000,000	3,036,881
6.25%, 07/01/2055 (Callable 01/01/2033)	1,515,000	1,668,218
Kentucky Public Energy Authority, 5.25%, 06/01/2055 (Callable 09/01/2029)(a)	5,030,000	5,317,493
Kentucky Turnpike Authority, 5.00%, 07/01/2032 (Callable 07/01/2027)	1,125,000	1,158,653
Louisville/Jefferson County Metropolitan Government, 5.00%, 10/01/2029 (Callable 10/01/2026)	1,000,000	1,019,968
Northern Kentucky University, 3.50%, 09/01/2028	2,275,000	2,301,890
Rural Water Financing Agency, 3.00%, 02/01/2028 (Callable 02/01/2026)	1,000,000	992,086
University of Louisville, 5.00%, 03/01/2034 (Callable 09/01/2026)	2,000,000	2,027,710
Warren County School District Finance Corp., 3.50%, 06/01/2028 (Callable 08/01/2025)	1,000,000	1,000,260
		26,116,017
Louisiana - 1.9%
Caddo Parish Parishwide School District, 3.00%, 03/01/2029	150,000	149,302
City of Shreveport LA
5.00%, 03/01/2027	900,000	926,545
5.00%, 03/01/2028	870,000	910,706
5.00%, 08/01/2028 (Callable 08/01/2027)	1,615,000	1,674,726
3.13%, 10/01/2030(b)	1,710,000	1,686,387
City of Shreveport LA Water & Sewer Revenue, 5.00%, 12/01/2029 (Callable 12/01/2028)	2,850,000	2,994,067
Greater New Orleans Expressway Commission
5.00%, 11/01/2027	455,000	476,640
5.00%, 11/01/2028	895,000	953,240
5.00%, 11/01/2029	740,000	800,034
Greater Ouachita Water Co.
5.00%, 09/01/2025	170,000	170,390
4.00%, 09/01/2034	950,000	944,997

	Par	Value
Louisiana Housing Corp.
5.00%, 04/01/2028 (Callable 04/01/2027)(a)	$4,151,000	$4,272,418
5.00%, 04/01/2028 (Callable 04/01/2027)(a)	2,200,000	2,263,215
4.00%, 01/01/2043 (Callable 07/01/2026)(a)	2,500,000	2,520,919
5.00%, 07/01/2046 (Callable 02/01/2026)(a)	2,250,000	2,274,382
5.00%, 06/01/2052 (Callable 06/01/2031)	705,000	729,093
Louisiana Local Government Environmental Facilities & Community Development Auth
5.00%, 12/01/2028	560,000	592,730
5.00%, 12/01/2030	445,000	480,555
3.02%, 04/01/2031 (Callable 08/01/2025)(b)	3,797,000	3,756,708
Louisiana Public Facilities Authority
5.50%, 05/15/2027 (Callable 05/15/2026)	1,060,000	1,084,165
5.00%, 10/01/2028	220,000	228,730
Morehouse Parish Hospital Service District No 1, 4.00%, 10/01/2027	635,000	625,466
St Tammany Parish Wide School District No 12, 5.00%, 03/01/2027	605,000	627,241
		31,142,656
Maine - 0.4%
Finance Authority of Maine, 5.00%, 12/01/2031(d)	1,100,000	1,157,735
Maine State Housing Authority
4.00%, 11/15/2046 (Callable 05/15/2026)	245,000	244,992
3.50%, 11/15/2047 (Callable 11/15/2026)	190,000	189,494
4.00%, 11/15/2049 (Callable 05/15/2028)	460,000	461,435
4.00%, 11/15/2050 (Callable 05/15/2029)	885,000	890,095
5.00%, 11/15/2052 (Callable 11/15/2031)	2,700,000	2,792,848
		5,736,599
Maryland - 1.3%
City of Baltimore MD, 5.00%, 07/01/2030 (Callable 01/01/2027)	3,460,000	3,555,711
County of Anne Arundel MD
5.00%, 07/01/2028	155,000	163,576
5.00%, 07/01/2029	175,000	187,232
5.00%, 07/01/2030	270,000	292,089
5.00%, 07/01/2031	290,000	316,905
5.00%, 07/01/2032	315,000	346,954
5.00%, 07/01/2033	325,000	359,311
County of Frederick MD, 5.00%, 04/01/2027	1,145,000	1,192,903

The accompanying notes are an integral part of these financial statements.

148

Baird Short-Term Municipal Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Maryland - (Continued)
County of Prince George’s MD, 7.00%, 08/01/2048 (Callable 11/01/2026)	$1,500,000	$1,576,388
Howard County Housing Commission, 5.00%, 12/01/2027	525,000	547,976
Maryland Community Development Administration
3.20%, 09/01/2028 (Callable 07/17/2025)	1,815,000	1,811,122
5.00%, 09/01/2052 (Callable 03/01/2031)	2,355,000	2,434,909
Maryland Health & Higher Educational Facilities Authority
5.00%, 01/01/2026	495,000	497,560
5.00%, 01/01/2027	430,000	439,928
5.00%, 07/01/2027	1,330,000	1,352,676
Maryland Stadium Authority, 5.00%, 06/01/2027	1,635,000	1,704,570
Montgomery County Housing Opportunities Commission, 4.00%, 07/01/2048 (Callable 07/01/2026)	385,000	385,228
State of Maryland, 5.00%, 03/15/2029 (Callable 03/15/2028)	3,385,000	3,587,964
Tender Option Bond Trust Receipts/ Certificates, 2.82%, 07/01/2032(a)(b)	1,365,000	1,365,000
		22,118,002
Massachusetts - 1.1%
Massachusetts Bay Transportation Authority Sales Tax Revenue, 0.00%, 07/01/2030 (Callable 07/01/2026)(e)	9,900,000	8,368,067
Massachusetts Development Finance Agency
5.00%, 07/01/2025	270,000	270,000
5.00%, 07/01/2032 (Callable 07/01/2027)	1,640,000	1,653,908
5.00%, 07/01/2033 (Callable 07/01/2027)	1,250,000	1,257,625
2.52% (SIFMA Municipal Swap Index + 0.60%), 07/01/2049 (Callable 07/01/2025)(b)	3,300,000	3,297,768
Massachusetts Educational Financing Authority, 5.00%, 01/01/2026 (Callable 07/12/2025)(d)	1,365,000	1,368,391
Massachusetts Housing Finance Agency 4.00%, 12/01/2044 (Callable 08/01/2025)	25,000	24,995
Massachusetts Housing Finance Agency, 4.00%, 12/01/2048 (Callable 06/01/2027)	490,000	491,090

	Par	Value
4.00%, 06/01/2049 (Callable 12/01/2028)	$450,000	$452,134
Massachusetts State College Building Authority, 0.00%, 05/01/2027(e)	110,000	104,070
		17,288,048
Michigan - 2.0%
City of Detroit MI
5.25%, 05/01/2026	910,000	924,168
5.25%, 05/01/2027	290,000	299,772
City of Detroit MI Sewage Disposal System Revenue, 5.50%, 07/01/2029	5,680,000	5,864,716
Detroit Wayne County Stadium Authority, 5.00%, 10/01/2026 (Callable 08/01/2025)	55,000	55,033
Grand Rapids Public Schools, 5.00%, 05/01/2028 (Callable 05/01/2027)	1,495,000	1,548,418
Grand Valley State University, 5.00%, 12/01/2032 (Callable 06/01/2026)	1,095,000	1,108,372
Michigan Finance Authority
4.00%, 05/01/2026	60,000	60,547
5.00%, 09/01/2026	200,000	201,068
5.00%, 11/01/2026	930,000	944,911
5.00%, 09/01/2027	280,000	282,514
5.00%, 11/01/2027	975,000	1,001,996
5.00%, 04/01/2028 (Callable 10/01/2026)	1,000,000	1,026,469
1.20%, 10/15/2030(a)	625,000	588,195
5.00%, 11/15/2044 (Callable 05/16/2026)(a)	3,735,000	3,807,717
Michigan State Housing Development Authority
3.50%, 06/01/2047 (Callable 06/01/2026)	705,000	703,196
5.50%, 06/01/2053 (Callable 12/01/2031)	2,365,000	2,493,125
5.75%, 06/01/2054 (Callable 12/01/2032)	3,425,000	3,660,397
Michigan Strategic Fund, 0.88%, 04/01/2035(a)(d)	1,050,000	990,940
Roseville Community Schools, 5.00%, 05/01/2027	2,265,000	2,351,060
Taylor Brownfield Redevelopment Authority, 5.00%, 05/01/2027	240,000	248,045
Van Dyke Public Schools, 5.00%, 05/01/2035	2,000,000	2,162,860
Warren Consolidated Schools, 5.00%, 05/01/2031 (Callable 05/01/2028)	1,075,000	1,131,887
Wayne County Airport Authority
5.00%, 12/01/2025(d)	500,000	503,334
5.00%, 12/01/2029(d)	500,000	530,098
5.00%, 12/01/2030(d)	500,000	533,287
		33,022,125

The accompanying notes are an integral part of these financial statements.

149

Baird Short-Term Municipal Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Minnesota - 1.9%
City of Burnsville MN, 2.10%, 12/20/2027 (Callable 12/20/2026)	$1,040,000	$995,792
City of Maple Grove MN, 5.00%, 09/01/2030 (Callable 09/01/2025)	865,000	866,201
City of Virginia MN, 5.00%, 12/15/2026 (Callable 08/01/2025)	7,500,000	7,506,448
Eastern Carver County Schools Independent School District No 112, 2.50%, 02/01/2029	1,440,000	1,380,781
Golden Valley Housing & Redevelopment Authority, 4.00%, 02/01/2030 (Callable 08/01/2025)	1,070,000	1,069,943
Housing & Redevelopment Authority of The City of St Paul Minnesota
5.00%, 12/01/2025	285,000	285,861
2.00%, 09/01/2026 (Callable 08/01/2025)	330,000	320,993
5.00%, 12/01/2027	1,065,000	1,097,051
Metropolitan Council, 5.00%, 12/01/2027	2,030,000	2,143,432
Minnesota Higher Education Facilities Authority
5.00%, 03/01/2027 (Callable 03/01/2026)	250,000	251,855
5.00%, 10/01/2053 (Callable 04/01/2029)(a)	1,000,000	1,057,700
Minnesota Housing Finance Agency
4.00%, 01/01/2038	50,000	50,000
2.55%, 07/01/2039 (Callable 01/01/2029)	4,305,000	3,300,780
2.75%, 07/01/2044 (Callable 01/01/2029)	1,385,000	992,411
3.50%, 07/01/2046 (Callable 08/01/2025)	860,000	858,503
4.00%, 01/01/2047 (Callable 01/01/2026)	25,000	24,999
4.00%, 07/01/2047 (Callable 01/01/2027)	250,000	250,165
3.00%, 07/01/2052 (Callable 07/01/2031)	4,115,000	4,038,686
6.00%, 07/01/2053 (Callable 01/01/2033)	2,290,000	2,454,560
State of Minnesota, 5.00%, 08/01/2034 (Callable 08/01/2026)	2,250,000	2,287,954
		31,234,115
Mississippi - 1.5%
City of Florence MS
7.13%, 08/01/2028	240,000	264,260
7.13%, 08/01/2029	250,000	281,853

	Par	Value
City of Louisville MS
5.63%, 09/01/2026	$180,000	$184,309
5.63%, 09/01/2027	190,000	198,263
City of Starkville MS Water & Sewer System Revenue
5.00%, 02/01/2029	250,000	267,911
5.00%, 02/01/2030	265,000	288,170
5.00%, 02/01/2031	275,000	302,421
5.00%, 02/01/2032	290,000	321,671
Mississippi Business Finance Corp., 3.65%, 12/01/2030 (Callable 08/01/2025)(a)	4,750,000	4,750,000
Mississippi Development Bank
5.00%, 08/01/2026	240,000	245,991
5.00%, 09/01/2027	550,000	555,314
5.00%, 06/01/2028	1,300,000	1,379,786
5.00%, 08/01/2028	350,000	364,666
5.00%, 09/01/2028	1,150,000	1,161,408
5.00%, 11/01/2028 (Callable 11/01/2027)	695,000	706,771
5.00%, 01/01/2029	3,075,000	3,285,639
5.00%, 11/01/2029 (Callable 11/01/2027)	300,000	304,655
5.00%, 01/01/2030	3,625,000	3,926,239
5.00%, 11/01/2030 (Callable 11/01/2027)	5,000	5,172
4.00%, 03/01/2031 (Callable 09/01/2026)	2,983,000	2,879,743
1.48%, 07/01/2031 (Callable 08/01/2025)(b)	1,500,000	1,228,857
Mississippi Home Corp.
5.00%, 11/01/2028(a)	1,046,000	1,083,601
4.00%, 12/01/2048 (Callable 06/01/2028)	570,000	572,200
3.50%, 12/01/2049 (Callable 12/01/2028)	375,000	373,803
		24,932,703
Missouri - 1.3%
Citizens Memorial Hospital District, 5.00%, 12/01/2026 (Callable 09/01/2026)	6,400,000	6,430,883
Health & Educational Facilities Authority of the State of Missouri
4.00%, 08/01/2025	150,000	149,886
5.00%, 08/01/2025 (Callable 08/01/2025)	350,000	350,020
5.00%, 09/01/2026	620,000	624,599
5.00%, 02/01/2029 (Callable 02/01/2026)	1,195,000	1,201,474
Missouri Development Finance Board
5.00%, 12/01/2027	500,000	520,879
5.00%, 12/01/2028	225,000	237,843
5.00%, 12/01/2029	175,000	187,160
5.00%, 12/01/2030	150,000	161,976

The accompanying notes are an integral part of these financial statements.

150

Baird Short-Term Municipal Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Missouri - (Continued)
5.00%, 12/01/2031	$150,000	$163,235
5.00%, 12/01/2032	180,000	196,570
Missouri Housing Development Commission
3.40%, 11/01/2030 (Callable 07/22/2025)	5,000	5,000
4.75%, 11/01/2052 (Callable 05/01/2032)	3,245,000	3,344,104
5.75%, 05/01/2056 (Callable 05/01/2033)	3,500,000	3,795,176
Missouri Joint Municipal Electric Utility Commission, 5.00%, 06/01/2029	1,960,000	2,103,548
Missouri Southern State University
5.00%, 10/01/2026	105,000	107,372
5.00%, 10/01/2027	100,000	104,089
Springfield Industrial Development Authority, 3.50%, 07/01/2045 (Callable 01/01/2027)(a)	200,000	200,717
St Louis County Industrial Development Authority, 5.00%, 11/15/2028 (Callable 11/15/2025)	830,000	831,692
St Louis Land Clearance for Redevelopment Authority, 4.25%, 06/01/2026	920,000	921,358
		21,637,581
Montana - 0.4%
City of Billings MT
5.00%, 07/01/2025	15,000	15,000
5.00%, 07/01/2032 (Callable 07/01/2028)	710,000	719,157
City of Forsyth MT, 3.88%, 07/01/2028 (Callable 04/02/2028)	1,640,000	1,663,866
Montana Board of Housing
4.00%, 12/01/2043 (Callable 12/01/2027)	235,000	235,237
3.32%, 07/01/2046 (Callable 08/01/2027)(a)	1,500,000	1,501,195
4.00%, 06/01/2049 (Callable 12/01/2027)	260,000	260,544
6.00%, 06/01/2053 (Callable 06/01/2032)	1,825,000	1,940,751
Montana Facility Finance Authority
4.00%, 07/01/2025	155,000	155,000
4.00%, 07/01/2026	330,000	329,681
		6,820,431
Nebraska - 0.3%
Douglas County Hospital Authority No 2, 5.00%, 05/15/2030 (Callable 08/01/2025)	1,500,000	1,500,679

	Par	Value
Nebraska Investment Finance Authority, 3.00%, 03/01/2052 (Callable 03/01/2031)	$3,690,000	$3,607,772
		5,108,451
Nevada - 0.2%
Las Vegas Redevelopment Agency
5.00%, 06/15/2026	1,000,000	1,012,356
3.00%, 06/15/2032 (Callable 06/15/2026)	815,000	734,899
Nevada Housing Division
4.00%, 10/01/2049 (Callable 10/01/2028)	610,000	612,997
3.00%, 04/01/2051 (Callable 10/01/2030)	985,000	967,977
		3,328,229
New Hampshire - 0.5%
Hollis School District, 2.77%, 06/28/2027 (Callable 07/22/2025)(b)	622,789	609,381
Manchester Housing and Redevelopment Authority, Inc., 0.00%, 01/01/2029(e)	125,000	109,338
New Hampshire Business Finance Authority
4.00%, 01/01/2028 (Callable 01/01/2026)	400,000	398,923
5.00%, 04/01/2033(d)	245,000	253,015
5.38%, 12/15/2035 (Callable 06/15/2026)(b)	1,625,000	1,622,166
New Hampshire Health and Education Facilities Authority Act
5.00%, 10/01/2031 (Callable 10/01/2026)	2,210,000	2,237,826
4.00%, 02/01/2034	3,795,000	3,740,144
		8,970,793
New Jersey - 4.6%
Borough of Berlin NJ
2.00%, 03/15/2026	550,000	544,929
2.00%, 03/15/2027	770,000	753,616
City of Newark NJ
5.00%, 07/15/2026	200,000	203,807
City of Newark NJ, 5.00%, 07/15/2027	2,595,000	2,692,625
5.00%, 07/15/2028	410,000	432,221
5.00%, 07/15/2029	420,000	448,789
County of Bergen NJ, 1.00%, 03/01/2026	2,720,000	2,683,582
County of Somerset NJ, 1.00%, 03/01/2026	1,825,000	1,800,565
County of Somerset NJ, 1.00%, 03/01/2027	1,900,000	1,843,307
County of Somerset NJ, 1.00%, 03/01/2028	1,970,000	1,858,462

The accompanying notes are an integral part of these financial statements.

151

Baird Short-Term Municipal Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
New Jersey - (Continued)
Delanco Township Board of Education
1.00%, 08/15/2026	$154,000	$150,176
1.00%, 08/15/2027	135,000	128,981
1.00%, 08/15/2028	270,000	252,473
1.00%, 08/15/2029	270,000	246,800
1.00%, 08/15/2030	270,000	240,812
Haddon Township Board of Education
2.00%, 08/01/2026	654,000	645,332
2.00%, 08/01/2027	675,000	656,582
2.00%, 08/01/2028	700,000	672,775
Kinnelon School District, 2.00%, 02/01/2029	1,270,000	1,211,787
Little Ferry School District
0.05%, 08/15/2026	669,000	645,804
0.05%, 08/15/2027	620,000	576,642
0.05%, 08/15/2028	805,000	722,201
0.05%, 08/15/2029	825,000	713,080
Madison Borough Board of Education, 1.00%, 08/15/2028	2,850,000	2,661,044
New Jersey Economic Development Authority
5.25%, 07/01/2025	6,250,000	6,250,000
3.17% (SIFMA Municipal Swap Index + 1.25%), 09/01/2025 (Callable 07/22/2025)	20,000	19,996
3.13%, 07/01/2029 (Callable 07/01/2027)	935,000	906,500
0.00%, 10/01/2039 (Callable 12/03/2029)(a)(d)	2,330,000	2,111,819
New Jersey Higher Education Student Assistance Authority
5.00%, 12/01/2027 (Callable 12/01/2026)(d)	1,015,000	1,033,522
5.00%, 12/01/2029(d)(f)	3,000,000	3,119,120
5.00%, 12/01/2030(d)(f)	3,000,000	3,127,357
5.00%, 12/01/2031(d)	1,600,000	1,674,776
New Jersey Housing & Mortgage Finance Agency
5.00%, 11/01/2025(d)	1,615,000	1,622,508
3.60%, 05/01/2026	3,045,000	3,048,981
4.50%, 10/01/2048 (Callable 10/01/2027)	270,000	273,895
4.75%, 10/01/2050 (Callable 04/01/2028)	600,000	609,897
5.00%, 10/01/2053 (Callable 04/01/2031)	2,825,000	2,915,488
New Jersey Transportation Trust Fund Authority 0.00%, 12/15/2026(e)	495,000	474,091
New Jersey Transportation Trust Fund Authority, 0.00%, 12/15/2027(e)	2,400,000	2,231,831
New Jersey Transportation Trust Fund Authority, 0.00%, 12/15/2028(e)	5,690,000	5,119,688

	Par	Value
5.00%, 06/15/2029 (Callable 06/15/2026)	$1,750,000	$1,778,507
0.00%, 12/15/2029(e)	3,690,000	3,208,399
5.00%, 06/15/2031 (Callable 06/15/2026)	1,000,000	1,014,988
New Jersey Turnpike Authority, 5.00%, 01/01/2028	1,760,000	1,811,305
Newark Housing Authority, 5.00%, 12/01/2028 (Callable 12/01/2026)	1,500,000	1,550,608
Northfield Board of Education
2.00%, 07/15/2028	475,000	459,532
2.00%, 07/15/2029	390,000	372,447
2.00%, 07/15/2030	510,000	480,209
Palmyra School District/NJ
1.00%, 07/15/2026	612,000	598,362
1.00%, 07/15/2027	645,000	615,132
1.00%, 07/15/2028	685,000	638,009
1.00%, 07/15/2029	725,000	658,391
1.00%, 07/15/2030	900,000	795,920
River Dell Regional School District, 1.00%, 09/01/2028	735,000	679,266
Salem County Improvement Authority, 4.00%, 08/15/2026	475,000	477,469
Township of Mahwah NJ, 1.00%, 01/15/2026	1,320,000	1,305,409
West Morris Regional High School District
0.05%, 08/15/2027	1,015,000	945,595
0.05%, 08/15/2028	1,050,000	945,184
0.05%, 08/15/2029	985,000	855,172
		76,515,765
New Mexico - 0.1%
New Mexico Mortgage Finance Authority
5.00%, 02/01/2042 (Callable 08/01/2025)(a)	1,073,000	1,077,080
3.50%, 03/01/2045 (Callable 03/01/2026)	40,000	39,887
3.75%, 03/01/2048 (Callable 03/01/2027)	180,000	180,114
4.25%, 07/01/2049 (Callable 01/01/2028)	245,000	246,937
		1,544,018
New York - 3.2%
Albany Capital Resource Corp., 5.00%, 05/01/2027 (Callable 05/01/2026)	1,000,000	1,011,013
Albany County Capital Resource Corp., 2.60%, 07/01/2025	220,000	220,000
BluePath TE Trust, 2.75%, 09/01/2026 (Callable 08/01/2025)(b)	820,810	817,796
City of Mount Vernon NY, 7.25%, 07/15/2032 (Callable 07/15/2027)	3,095,326	3,266,475

The accompanying notes are an integral part of these financial statements.

152

Baird Short-Term Municipal Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
New York - (Continued)
City of Poughkeepsie NY, 4.00%, 04/15/2026	$450,000	$449,174
Clinton County Capital Resource Corp., 4.00%, 07/01/2030(b)	5,350,000	5,428,144
Huntington Local Development Corp., 4.00%, 07/01/2027	1,810,000	1,775,042
Monroe County Industrial Development Corp., 5.00%, 07/01/2028 (Callable 07/01/2027)(a)	3,905,000	4,054,495
New York City Housing Development Corp.
4.00%, 12/15/2031 (Callable 06/15/2029)	500,000	511,966
0.60%, 05/01/2061(a)	1,745,000	1,745,000
3.40%, 11/01/2062 (Callable 07/22/2025)(a)	4,015,000	4,014,907
3.95%, 11/01/2064 (Callable 07/01/2028)(a)	7,270,000	7,358,032
New York State Dormitory Authority
5.00%, 05/01/2027	1,250,000	1,290,372
5.00%, 05/01/2028	1,000,000	1,038,136
New York State Housing Finance Agency
0.75%, 11/01/2025 (Callable 07/22/2025)	405,000	399,971
1.65%, 05/15/2039	3,174,788	2,543,657
3.60%, 11/01/2044 (Callable 04/01/2031)(a)	2,500,000	2,497,774
0.65%, 11/01/2056 (Callable 07/22/2025)(a)	3,675,000	3,636,322
3.60%, 11/01/2064 (Callable 05/01/2027)(a)	3,750,000	3,757,650
Oneida County Local Development Corp., 5.00%, 12/01/2029 (Callable 08/01/2025)	715,000	721,118
Onondaga Civic Development Corp.
5.00%, 08/01/2031	400,000	388,491
5.00%, 08/01/2032	350,000	336,626
State of New York Mortgage Agency Homeowner Mortgage Revenue, 3.25%, 10/01/2050 (Callable 10/01/2029)	60,000	59,539
Town of Wallkill NY, 4.75%, 07/24/2025	3,250,000	3,252,257
Town of Watertown NY, 5.25%, 04/09/2026 (Callable 09/10/2025)	1,500,000	1,503,605
Triborough Bridge & Tunnel Authority, 5.00%, 05/15/2050(a)	355,000	360,575
		52,438,137
North Carolina - 2.1%
County of Johnston NC, 5.00%, 02/01/2027	4,280,000	4,434,702

	Par	Value
County of Wake NC, 5.00%, 11/01/2027	$1,140,000	$1,203,475
Fayetteville State University, 5.00%, 04/01/2030	265,000	283,378
Inlivian, 5.00%, 06/01/2043 (Callable 12/01/2025)(a)	5,348,000	5,389,145
North Carolina Housing Finance Agency
4.00%, 03/01/2028(a)	1,000,000	1,013,325
5.00%, 04/01/2029(a)	1,055,000	1,108,407
4.00%, 07/01/2048 (Callable 07/01/2027)	115,000	115,329
4.00%, 07/01/2050 (Callable 07/01/2029)	1,660,000	1,668,566
6.00%, 07/01/2053 (Callable 07/01/2031)	4,365,000	4,633,724
6.25%, 01/01/2055 (Callable 07/01/2032)	2,460,000	2,659,523
Raleigh Housing Authority
5.00%, 10/01/2026(a)	4,000,000	4,015,145
5.00%, 12/01/2026(a)	4,000,000	4,026,062
Town of Holly Springs NC, 5.00%, 11/01/2027	300,000	315,997
Town of Morehead City NC, 4.05%, 01/01/2028(a)	2,000,000	2,024,569
Town of Oak Island NC Enterprise System Revenue, 5.00%, 06/01/2028	1,050,000	1,112,929
		34,004,276
North Dakota - 1.1%
City of Horace ND, 3.00%, 05/01/2026	445,000	439,358
3.00%, 05/01/2027 (Callable 05/01/2026)	265,000	258,381
5.00%, 05/01/2027	475,000	488,656
3.00%, 05/01/2028 (Callable 05/01/2027)	305,000	291,772
5.00%, 05/01/2028	480,000	498,810
5.00%, 05/01/2029	670,000	701,309
5.00%, 05/01/2030	530,000	558,994
5.00%, 05/01/2031	3,040,000	3,231,645
City of Mayville ND
3.75%, 08/01/2025 (Callable 07/03/2025)	915,000	915,028
5.00%, 05/01/2031	3,585,000	3,708,887
North Dakota Housing Finance Agency
4.00%, 07/01/2048 (Callable 01/01/2027)	180,000	180,190
4.00%, 01/01/2051 (Callable 07/01/2029)	1,250,000	1,256,673
3.00%, 07/01/2052 (Callable 01/01/2031)	2,350,000	2,302,230

The accompanying notes are an integral part of these financial statements.

153

Baird Short-Term Municipal Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
North Dakota - (Continued)
Williston Parks & Recreation District, 4.63%, 03/01/2026 (Callable 07/17/2025)	$2,620,000	$2,620,492
Williston Public School District No 1/ND, 3.00%, 08/01/2026 (Callable 08/01/2025)	1,215,000	1,213,629
		18,666,054
Ohio - 4.0%
Akron Bath Copley Joint Township Hospital District
5.00%, 11/15/2025	150,000	150,715
5.00%, 11/15/2028	1,240,000	1,298,196
Bedford City School District
5.50%, 12/01/2029	500,000	552,732
5.50%, 12/01/2030	660,000	741,758
5.50%, 12/01/2031	1,180,000	1,341,070
City of Lorain OH, 3.00%, 12/01/2025	10,000	9,989
City of Middleburg Heights OH, 5.00%, 08/01/2026	270,000	274,714
City of Waterville OH, 1.00%, 12/01/2026	835,000	809,567
Cleveland-Cuyahoga County Port Authority, 5.00%, 08/01/2026 (Callable 08/01/2025)	550,000	550,838
Columbus Metropolitan Housing Authority
5.00%, 08/01/2027 (Callable 08/01/2026)	1,900,000	1,932,427
5.00%, 12/01/2034 (Callable 06/01/2031)	2,350,000	2,431,635
Columbus-Franklin County Finance Authority, 4.00%, 05/15/2035 (Callable 11/15/2032)	2,065,000	2,028,860
County of Allen OH Hospital Facilities Revenue, 5.00%, 10/01/2049 (Callable 02/03/2027)(a)	1,500,000	1,551,399
County of Fayette OH
5.25%, 12/01/2028	500,000	533,612
5.25%, 12/01/2029	600,000	648,411
5.25%, 12/01/2030	600,000	654,759
5.25%, 12/01/2031	795,000	875,695
County of Franklin OH, 5.00%, 11/01/2029 (Callable 11/01/2027)	1,000,000	1,045,422
County of Montgomery OH
5.00%, 09/01/2027	405,000	420,771
5.00%, 11/15/2027	2,085,000	2,163,656
5.00%, 09/01/2029	440,000	469,042
5.00%, 09/01/2030	375,000	403,410
5.00%, 09/01/2031	390,000	422,375
5.00%, 09/01/2032	1,000,000	1,087,021

	Par	Value
County of Van Wert OH, 6.13%, 12/01/2049 (Callable 12/01/2029)	$9,011,000	$9,987,372
Cuyahoga Metropolitan Housing Authority, 4.75%, 12/01/2027(a)	2,550,000	2,563,686
Northeast Ohio Medical University, 5.00%, 12/01/2025	125,000	125,559
Oberlin City School District
5.00%, 11/01/2026	255,000	261,293
5.00%, 11/01/2027	275,000	287,121
5.00%, 11/01/2030	250,000	271,911
5.00%, 11/01/2031	300,000	329,345
Ohio Air Quality Development Authority, 4.00%, 09/01/2030(a)	6,630,000	6,700,212
Ohio Higher Educational Facility Commission, 5.00%, 12/01/2027	550,000	559,528
Ohio Housing Finance Agency
6.00%, 02/01/2026 (Callable 08/01/2025)(b)	1,500,000	1,500,845
5.00%, 08/01/2026(a)	175,000	175,237
5.00%, 12/01/2026(a)	1,000,000	1,006,640
3.37%, 03/01/2028(a)	2,000,000	2,008,932
4.00%, 03/01/2047 (Callable 09/01/2025)	30,000	30,033
4.50%, 03/01/2050 (Callable 09/01/2028)	4,180,000	4,229,034
3.75%, 09/01/2050 (Callable 03/01/2029)	10,000	10,018
Ohio Water Development Authority, 5.25%, 06/01/2026	780,000	793,244
Port of Greater Cincinnati Development Authority
5.00%, 04/01/2027	250,000	257,556
4.00%, 11/15/2028	560,000	567,014
Reynoldsburg City School District, 4.94%, 09/01/2032	4,660,000	4,805,494
State of Ohio, 3.90%, 01/15/2050(a)	3,000,000	3,018,518
Toledo-Lucas County Port Authority
3.30%, 05/15/2028	990,000	977,014
2.00%, 11/15/2031	755,000	679,493
4.00%, 11/15/2034 (Callable 11/15/2032)	1,150,000	1,140,146
Village of Bluffton OH, 5.00%, 12/01/2025	1,500,000	1,509,939
		66,193,258
Oklahoma - 3.3%
Caddo County Educational Facilities Authority
5.00%, 09/01/2028	770,000	806,095
5.00%, 09/01/2029	845,000	892,145
Canadian County Independent School District No 34 El Reno, 4.50%, 07/01/2026	1,695,000	1,714,478

The accompanying notes are an integral part of these financial statements.

154

Baird Short-Term Municipal Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Oklahoma - (Continued)
Garfield County Educational Facilities Authority, 5.00%, 09/01/2027 (Callable 09/01/2026)	$2,020,000	$2,058,703
Grady County School Finance Authority
5.00%, 12/01/2026	1,015,000	1,037,709
5.00%, 12/01/2027 (Callable 12/01/2026)	1,065,000	1,089,704
Kay County Public Buildings Authority, 5.00%, 09/01/2029	520,000	551,496
Kingston Economic Development Authority
5.00%, 08/20/2026	235,000	239,808
5.00%, 08/20/2027	500,000	519,099
5.00%, 08/20/2028	625,000	658,544
Muskogee Industrial Trust, 5.00%, 09/01/2026	1,775,000	1,805,537
Oklahoma City Airport Trust, 5.00%, 07/01/2032 (Callable 07/01/2028)(d)	2,960,000	3,050,366
Oklahoma County Finance Authority
5.00%, 09/01/2027	2,140,000	2,191,018
5.00%, 09/01/2028	1,360,000	1,404,343
Oklahoma County Independent School District No 52 Midwest City-Del City
4.00%, 07/01/2027	4,140,000	4,210,993
4.00%, 07/01/2028	3,990,000	4,079,066
Oklahoma Housing Finance Agency
3.20%, 10/01/2042 (Callable 08/01/2026)(a)	1,000,000	997,821
5.00%, 03/01/2052 (Callable 03/01/2031)	1,545,000	1,595,727
6.00%, 03/01/2054 (Callable 09/01/2032)	2,485,000	2,709,274
6.50%, 09/01/2054 (Callable 09/01/2032)	1,575,000	1,751,551
6.50%, 09/01/2056 (Callable 03/01/2033)	6,100,000	6,893,745
Okmulgee County Educational Facilities Authority, 4.00%, 09/01/2035 (Callable 09/01/2034)	2,000,000	1,907,107
Payne County Economic Development Authority, 4.00%, 09/01/2030	905,000	886,964
Purcell Public Works Authority, 5.00%, 03/01/2027	880,000	908,564
Sallisaw Municipal Authority, 4.00%, 06/01/2028 (Callable 06/01/2026)	765,000	764,516
Tulsa County Independent School District No 9 Union
0.05%, 04/01/2026	2,250,000	2,197,593
2.00%, 04/01/2027	2,500,000	2,444,725

	Par	Value
Tulsa Metropolitan Utility Authority
0.05%, 04/01/2026	$2,385,000	$2,331,169
0.05%, 04/01/2027	2,465,000	2,344,364
		54,042,224
Oregon - 1.0%
Clackamas County Fire District No 1, 4.00%, 06/01/2031 (Callable 06/01/2027)	2,705,000	2,743,012
Curry Health District
5.00%, 01/01/2027	540,000	553,299
5.00%, 01/01/2028	520,000	540,268
Oregon City School District No 62
0.00%, 06/15/2027(e)	500,000	473,122
0.00%, 06/15/2028(e)	400,000	367,374
0.00%, 06/15/2029(e)	400,000	355,695
Oregon State Business Development Commission, 3.80%, 12/01/2040 (Callable 02/01/2028)(a)	2,795,000	2,816,628
Port of Morrow OR, 5.15%, 10/01/2026 (Callable 10/01/2025)(b)	3,000,000	3,002,703
State of Oregon
5.00%, 08/01/2026	1,750,000	1,794,821
4.00%, 12/01/2048 (Callable 12/01/2026)	135,000	135,131
6.25%, 06/01/2055 (Callable 12/01/2025)	3,000,000	3,319,281
State of Oregon Housing & Community Services Department
3.88%, 01/01/2033 (Callable 08/01/2025)	235,000	235,013
4.50%, 01/01/2049 (Callable 07/01/2027)	445,000	446,004
4.50%, 07/01/2049 (Callable 07/01/2027)	135,000	135,498
Washington & Multnomah Counties School District No 48J Beaverton, 0.00%, 06/15/2029 (Callable 06/15/2027)(e)	200,000	173,911
		17,091,760
Pennsylvania - 3.1%
Bucks County Industrial Development Authority, 5.00%, 07/01/2025	350,000	350,000
Caernarvon Township Authority
4.00%, 09/01/2027 (Callable 08/01/2025)	130,000	130,063
4.00%, 09/01/2028 (Callable 08/01/2025)	165,000	165,067
4.00%, 09/01/2029 (Callable 08/01/2025)	170,000	170,053
4.00%, 09/01/2030 (Callable 08/01/2025)	175,000	175,012

The accompanying notes are an integral part of these financial statements.

155

Baird Short-Term Municipal Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Pennsylvania - (Continued)
Chester County Industrial Development Authority, 5.00%, 03/01/2027 (Callable 09/01/2026)	$1,000,000	$1,014,842
City of Bradford PA, 2.50%, 11/01/2025	395,000	392,968
City of DuBois PA, 3.00%, 05/01/2027 (Callable 05/01/2026)	2,565,000	2,537,343
City of Erie Higher Education Building Authority, 5.00%, 05/01/2027	225,000	229,926
City of Scranton PA
5.00%, 09/01/2025	405,000	405,590
5.00%, 09/01/2026	420,000	426,160
5.00%, 09/01/2027	440,000	452,445
City of York PA, 5.00%, 11/15/2025	1,505,000	1,507,841
County of Allegheny PA, 3.65% (SOFR + 0.55%), 11/01/2026 (Callable 08/01/2025)	1,035,000	1,031,870
County of Lackawanna PA, 4.00%, 09/01/2026	1,445,000	1,458,298
Cumberland County Municipal Authority, 5.00%, 01/01/2029 (Callable 08/01/2025)	335,000	335,089
Indiana County Municipal Services Authority
5.00%, 10/01/2027	310,000	322,194
5.00%, 10/01/2028	325,000	342,814
Latrobe Industrial Development Authority
5.00%, 03/01/2027	395,000	401,834
5.00%, 03/01/2028	190,000	194,817
Montgomery County Industrial Development Authority/PA
4.00%, 12/01/2025	390,000	389,830
2.90%, 11/15/2029 (Callable 08/01/2025)(a)	2,495,000	2,495,000
Northeastern Pennsylvania Hospital and Education Authority, 5.00%, 03/01/2027 (Callable 03/01/2026)	635,000	638,210
Pennsylvania Economic Development Financing Authority
5.00%, 12/31/2029(d)	3,000,000	3,196,180
5.00%, 06/30/2030(d)	1,500,000	1,597,159
5.00%, 03/15/2060 (Callable 09/15/2031)(a)	5,000,000	5,348,561
Pennsylvania Economic Development Financing Authority Parking System Revenue, 5.00%, 01/01/2026	1,250,000	1,260,838
Pennsylvania Higher Education Assistance Agency, 5.00%, 06/01/2029(d)	725,000	759,075

	Par	Value
Pennsylvania Housing Finance Agency
4.00%, 10/01/2046 (Callable 04/01/2026)	$625,000	$625,038
4.25%, 10/01/2052 (Callable 04/01/2032)	1,000,000	1,008,660
6.25%, 10/01/2053 (Callable 04/01/2033)	3,860,000	4,181,357
Pennsylvania Turnpike Commission
5.00%, 12/01/2028	370,000	382,361
5.00%, 12/01/2032 (Callable 12/01/2027)	1,520,000	1,582,602
Philadelphia Municipal Authority, 5.00%, 04/01/2032 (Callable 04/01/2027)	2,000,000	2,048,603
Reading School District, 0.00%, 01/15/2026(e)	670,000	655,893
Scranton-Lackawanna Health and Welfare Authority, 5.00%, 11/01/2025	40,000	40,234
Sports & Exhibition Authority of Pittsburgh & Allegheny County, 5.00%, 12/15/2034 (Callable 12/15/2027)	1,000,000	1,025,347
State Public School Building Authority
0.00%, 05/15/2028(e)	2,075,000	1,888,969
5.00%, 06/01/2031 (Callable 12/01/2026)	3,500,000	3,554,102
5.00%, 06/01/2033 (Callable 12/01/2026)	4,145,000	4,197,644
Westmoreland County Industrial Development Authority/PA
4.00%, 07/01/2025	550,000	550,000
4.00%, 07/01/2026	725,000	726,341
5.00%, 07/01/2029	1,555,000	1,620,168
		51,816,398
Puerto Rico - 0.0%(g)
Puerto Rico Public Finance Corp., 6.00%, 08/01/2026	545,000	559,721
Rhode Island - 1.0%
Providence Public Building Authority
5.00%, 09/15/2026	3,230,000	3,298,700
5.00%, 09/15/2028	2,425,000	2,569,797
5.00%, 09/15/2030 (Callable 09/15/2029)	4,560,000	4,883,770
Rhode Island Health and Educational Building Corp.
5.00%, 05/15/2028	900,000	954,166
5.00%, 05/15/2029	750,000	808,389
4.25%, 09/15/2031 (Callable 09/15/2027)	1,015,000	1,031,401
Rhode Island Housing & Mortgage Finance Corp.
3.30%, 04/01/2028 (Callable 04/01/2027)	1,000,000	1,001,279

The accompanying notes are an integral part of these financial statements.

156

Baird Short-Term Municipal Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Rhode Island - (Continued)
3.75%, 10/01/2049 (Callable 04/01/2029)	$875,000	$876,054
Tobacco Settlement Financing Corp./RI, 5.00%, 06/01/2027 (Callable 08/01/2025)	1,075,000	1,075,980
		16,499,536
South Carolina - 1.6%
City of Myrtle Beach SC
5.00%, 10/01/2027 (Callable 10/01/2026)	1,000,000	1,024,608
5.00%, 06/01/2030	750,000	817,721
Greenville Housing Authority/SC, 5.00%, 07/01/2027 (Callable 07/01/2026)(a)	832,000	845,831
Greenwood Fifty Schools Facilities, Inc., 5.00%, 12/01/2027 (Callable 06/01/2026)	1,125,000	1,145,361
Piedmont Municipal Power Agency, 0.00%, 01/01/2029(e)	1,820,000	1,625,994
South Carolina Jobs-Economic Development Authority
5.25%, 11/15/2028 (Callable 08/01/2025)	2,250,000	2,251,849
5.75%, 11/15/2029 (Callable 08/01/2025)	1,700,000	1,699,898
South Carolina Public Service Authority, 5.00%, 12/01/2032 (Callable 06/01/2026)	2,000,000	2,019,857
South Carolina State Housing Finance & Development Authority
5.00%, 12/01/2027 (Callable 12/01/2026)(a)	250,000	256,557
4.00%, 07/01/2036 (Callable 08/01/2025)	85,000	85,051
4.00%, 07/01/2047 (Callable 01/01/2027)	250,000	250,045
4.50%, 07/01/2048 (Callable 07/01/2027)	210,000	211,264
4.00%, 01/01/2050 (Callable 07/01/2028)	1,075,000	1,082,269
4.00%, 07/01/2050 (Callable 07/01/2029)	1,055,000	1,061,868
3.00%, 01/01/2052 (Callable 07/01/2030)	6,910,000	6,795,615
Three Rivers Solid Waste Authority/SC
0.00%, 10/01/2027(e)	1,835,000	1,686,375
0.00%, 10/01/2029(e)	1,835,000	1,555,285
Tobacco Settlement Revenue Management Authority, 6.38%, 05/15/2030	1,280,000	1,450,561
		25,866,009

	Par	Value
South Dakota - 0.4%
City of Rapid City SD Airport Revenue, 5.00%, 12/01/2025	$310,000	$311,153
County of Turner SD
5.00%, 12/01/2027	455,000	477,899
5.00%, 12/01/2031	555,000	613,045
5.00%, 12/01/2032	580,000	644,968
South Dakota Board of Regents Housing & Auxiliary Facilities System
5.00%, 04/01/2031 (Callable 10/01/2027)	1,050,000	1,086,966
5.00%, 04/01/2034 (Callable 10/01/2027)	1,030,000	1,059,465
South Dakota Health & Educational Facilities Authority
3.00%, 09/01/2025	100,000	99,820
3.00%, 09/01/2027	105,000	103,528
3.00%, 09/01/2028	200,000	195,202
South Dakota Housing Development Authority, 6.25%, 05/01/2055 (Callable 05/01/2032)	2,420,000	2,622,384
		7,214,430
Tennessee - 1.8%
Chattanooga Health Educational & Housing Facility Board, 5.00%, 08/01/2034 (Callable 08/01/2029)	1,145,000	1,195,266
City of Jackson TN
5.00%, 04/01/2026 (Callable 07/22/2025)	1,065,000	1,065,770
5.00%, 04/01/2027 (Callable 07/22/2025)	645,000	645,532
City of Manchester TN, 2.00%, 08/01/2028	1,235,000	1,193,612
City of Morristown TN, 2.00%, 03/01/2029	1,325,000	1,268,843
City of Sevierville TN, 5.00%, 06/01/2027	2,845,000	2,970,401
Cleveland Housing Authority, 4.00%, 08/01/2026(a)(b)	2,880,000	2,880,790
Dickson Health & Educational Facilities Board/TN, 3.00%, 04/01/2028 (Callable 04/01/2027)(a)	770,000	769,408
Johnson City Health & Educational Facilities Board, 0.00%, 07/01/2028(e)	75,000	67,167
Metropolitan Government Nashville & Davidson County Health & Educational FacsBd
4.00%, 10/01/2028	125,000	125,557
3.85%, 02/01/2048(a)	3,500,000	3,506,424
Shelby County Health Educational & Housing Facilities Board, 5.00%, 06/01/2031	4,935,000	5,297,611

The accompanying notes are an integral part of these financial statements.

157

Baird Short-Term Municipal Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Tennessee - (Continued)
TennergyCorp./TN
5.25%, 12/01/2026	$700,000	$715,852
5.50%, 12/01/2027	770,000	802,507
5.50%, 12/01/2028	1,000,000	1,057,268
5.50%, 12/01/2029	2,230,000	2,386,142
Tennessee Housing Development Agency
3.85%, 07/01/2032 (Callable 07/22/2025)	685,000	685,000
4.00%, 07/01/2039	30,000	30,000
4.00%, 01/01/2043 (Callable 07/01/2027)	245,000	245,506
3.75%, 01/01/2050 (Callable 01/01/2029)	1,520,000	1,522,687
6.25%, 01/01/2054 (Callable 07/01/2032)	1,940,000	2,098,121
		30,529,464
Texas - 18.3%
Abilene Convention Center Hotel Development Corp., 3.75%, 10/01/2031(b)	1,120,000	1,033,669
Alice Independent School District, 5.00%, 08/15/2027	790,000	827,833
Allen Independent School District, 4.00%, 02/15/2029 (Callable 02/15/2027)	1,985,000	2,020,494
Arcola Municipal Management District No 1, 6.50%, 11/01/2030	2,025,000	2,190,816
Arlington Higher Education Finance Corp.
5.00%, 02/15/2027	1,000,000	1,034,091
5.00%, 08/15/2027	530,000	555,270
4.00%, 08/15/2028	370,000	377,894
4.88%, 06/15/2056 (Callable 08/01/2025)(a)(b)	1,750,000	1,746,166
Arlington Housing Finance Corp.
4.50%, 04/01/2041 (Callable 04/01/2026)(a)	4,325,000	4,367,228
3.50%, 11/01/2043 (Callable 07/22/2025)(a)	3,500,000	3,500,098
Austin Affordable Pfc, Inc., 5.00%, 11/01/2028 (Callable 11/01/2027)(a)	2,857,000	2,981,262
BanqueteIndependent School District
5.00%, 08/01/2027	250,000	261,767
5.00%, 08/01/2028	210,000	224,244
5.00%, 08/01/2030	200,000	220,484
Bexar County Housing Finance Corp., 4.05%, 03/01/2028 (Callable 09/01/2025)(a)	4,000,000	4,005,171
Brazoria County Municipal Utility District No 22, 6.50%, 09/01/2030	1,630,000	1,783,617

	Par	Value
Brazoria County Municipal Utility District No 55, 5.00%, 09/01/2030 (Callable 02/01/2030)	$2,325,000	$2,420,089
Brazos Higher Education Authority, Inc., 5.00%, 04/01/2030(d)	1,050,000	1,104,447
Central Texas Turnpike System
0.00%, 08/15/2026(e)	9,060,000	8,763,697
5.00%, 08/15/2042 (Callable 05/15/2030)(a)	3,470,000	3,650,878
Charlotte Independent School District
5.00%, 08/01/2028	245,000	261,617
5.00%, 08/01/2030	380,000	418,920
Chisum Independent School District, 5.00%, 08/15/2027	325,000	340,564
City of Allen TX
5.00%, 08/15/2027	300,000	314,573
5.00%, 08/15/2028	500,000	534,317
City of Beaumont TX Waterworks & Sewer System Revenue
5.00%, 09/01/2028	200,000	213,317
5.00%, 09/01/2029	495,000	535,908
City of Celina TX
5.00%, 09/01/2028	447,000	466,922
5.00%, 09/01/2029	313,000	330,313
5.00%, 09/01/2030	491,000	522,283
City of Dallas Housing Finance Corp.
3.35%, 10/01/2029 (Callable 10/01/2028)(a)	525,000	528,894
5.00%, 07/01/2042 (Callable 01/01/2027)(a)	2,110,000	2,169,467
City of Houston TX Hotel Occupancy Tax & Special Revenue, 5.00%, 09/01/2029 (Callable 08/01/2025)	1,500,000	1,502,199
City of Lindsay TX, 4.50%, 02/15/2033 (Callable 08/01/2025)	65,000	65,006
City of Pearland TX, 5.00%, 03/01/2030 (Callable 03/01/2026)	885,000	895,129
City of Temple TX, 5.00%, 08/01/2028	360,000	381,652
Clifton Higher Education Finance Corp.
5.00%, 08/15/2026	1,010,000	1,027,167
5.00%, 02/15/2030	1,000,000	1,078,010
4.00%, 02/15/2055(a)	6,500,000	6,619,222
Collin County Municipal Utility District No 2
7.00%, 09/01/2029	2,435,000	2,625,175
4.50%, 09/01/2030	4,450,000	4,571,249
Collin County Water Control & Improvement District No 3, 7.00%, 09/15/2030	1,565,000	1,699,536

The accompanying notes are an integral part of these financial statements.

158

Baird Short-Term Municipal Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
Colony Municipal Utility District No 1A
7.00%, 08/15/2027	$280,000	$299,353
7.00%, 08/15/2028	295,000	323,728
Comal County Water Control & Improvement District No 6
4.00%, 03/01/2027	555,000	563,127
4.00%, 03/01/2028	580,000	592,775
Cool Water Municipal Utility District, 7.00%, 08/15/2029	1,325,000	1,448,012
Cotulla Independent School District, 5.00%, 02/15/2028	1,250,000	1,322,722
County of Wise TX, 5.00%, 08/15/2026	850,000	860,564
Cypress-Fairbanks Independent School District, 5.00%, 02/15/2027	2,790,000	2,894,574
Dallas Independent School District, 5.00%, 02/15/2055(a)	7,390,000	7,985,686
Decatur Hospital Authority, 5.75%, 09/01/2029	855,000	901,288
Duncanville Independent School District/TX, 5.00%, 02/15/2027 (Callable 08/01/2025)	220,000	220,402
Eagle Mountain & Saginaw Independent School District, 4.00%, 08/01/2050(a)	2,000,000	2,039,629
EP Cimarron Ventanas PFC
5.00%, 12/01/2025	375,000	377,163
5.00%, 06/01/2026	385,000	390,406
5.00%, 12/01/2026	395,000	403,759
5.00%, 06/01/2027	400,000	412,144
5.00%, 06/01/2028	425,000	442,405
5.00%, 06/01/2029	445,000	466,470
5.00%, 12/01/2029	230,000	241,413
Fort Bend County Municipal Utility District No 132, 6.75%, 09/01/2029	835,000	890,903
Fort Bend County Municipal Utility District No 134D, 5.75%, 09/01/2030	5,050,000	5,332,961
Fort Bend County Municipal Utility District No 182, 5.00%, 09/01/2030	3,985,000	4,131,200
Fort Bend County Municipal Utility District No 184, 4.75%, 04/01/2029	1,440,000	1,488,400
Fort Bend County Municipal Utility District No 215, 6.50%, 09/01/2030	2,020,000	2,177,245
Fort Bend County Municipal Utility District No 222, 6.50%, 07/01/2030	1,560,000	1,699,792
Fort Bend Independent School District, 4.00%, 08/01/2054(a)	5,000,000	5,092,580

	Par	Value
Frisco Independent School District, 0.00%, 08/15/2029(e)	$100,000	$87,411
Fulshear Municipal Utility District No 3A, 5.50%, 09/01/2030	4,790,000	5,025,139
Galena Park Independent School District, 0.00%, 08/15/2026(e)	1,000,000	967,403
Generation Park Management District, 6.00%, 09/01/2030	6,435,000	6,866,235
Godley Independent School District
5.00%, 02/15/2027	485,000	501,534
5.00%, 02/15/2028	415,000	437,633
5.00%, 02/15/2029	515,000	552,363
5.00%, 02/15/2030	605,000	658,439
Goliad Independent School District, 5.00%, 02/15/2026	1,005,000	1,018,139
Grapevine-Colleyville Independent School District, 4.00%, 08/15/2032 (Callable 08/15/2027)	1,250,000	1,268,248
Harris County Cultural Education Facilities Finance Corp., 5.00%, 05/15/2050 (Callable 05/15/2030)(a)	10,000,000	10,652,957
Harris County Health Facilities Development Corp., 5.75%, 07/01/2027	670,000	686,480
Harris County Municipal Utility District No 120, 3.25%, 08/01/2025 (Callable 08/01/2025)	350,000	350,048
Harris County Municipal Utility District No 165, 5.00%, 03/01/2030	2,380,000	2,465,318
Harris County Municipal Utility District No 171, 5.00%, 12/01/2030	4,875,000	5,081,385
Harris County Municipal Utility District No 422, 4.50%, 09/01/2030	2,850,000	2,914,259
Harris County Municipal Utility District No 489, 5.00%, 09/01/2031	1,500,000	1,575,892
Harris County Municipal Utility District No 55, 5.00%, 02/01/2030	4,635,000	4,799,255
Harrisburg Redevelopment Authority/TX
5.00%, 09/01/2026	280,000	285,652
5.00%, 09/01/2027	375,000	389,018
5.00%, 09/01/2028	400,000	420,155
5.00%, 09/01/2029	400,000	425,472
5.00%, 09/01/2030	400,000	430,167
5.00%, 09/01/2031	300,000	324,829
5.00%, 09/01/2032	225,000	244,516
Karnes County Hospital District, 5.00%, 02/01/2044 (Callable 02/01/2029)(a)	3,750,000	3,922,557
Katy Development Authority, 3.00%, 06/01/2029 (Callable 06/01/2027)	465,000	465,587

The accompanying notes are an integral part of these financial statements.

159

Baird Short-Term Municipal Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
Kaufman County Municipal Utility District No 3, 6.50%, 03/01/2030	$3,290,000	$3,544,800
Kendall County Water Control & Improvement District No 2A, 7.00%, 09/01/2030	1,335,000	1,457,908
Kilgore Independent School District, 2.00%, 02/15/2052(a)	155,000	154,707
Klein Independent School District, 5.00%, 08/01/2028	770,000	820,579
La Joya Independent School District, 5.00%, 02/15/2028	1,355,000	1,427,359
La Vega Independent School District
5.00%, 02/15/2027	170,000	176,042
5.00%, 02/15/2028	125,000	132,305
5.00%, 02/15/2029	250,000	269,478
Lake Dallas Independent School District, 0.00%, 08/15/2026(e)	1,000,000	967,509
Lakes Fresh Water Supply District of Denton County
6.00%, 09/01/2026	505,000	522,622
6.50%, 09/01/2026	300,000	312,175
6.00%, 09/01/2027	645,000	684,193
6.50%, 09/01/2027	300,000	321,349
Leander Independent School District, 0.00%, 08/15/2028(e)	1,350,000	1,219,912
Leander Independent School District, 0.00%, 08/15/2029(e)	1,050,000	916,609
Leander Municipal Utility District No 2, 6.50%, 08/15/2030	1,215,000	1,337,865
Llano Independent School District, 5.00%, 02/15/2027	1,400,000	1,450,890
Love Field Airport Modernization Corp., 5.00%, 11/01/2034 (Callable 11/01/2025)(d)	3,775,000	3,779,965
Lower Colorado River Authority, 4.75%, 01/01/2028	10,000	10,254
Manor Independent School District, 5.00%, 08/01/2027	1,015,000	1,063,616
Meyer Ranch Municipal Utility District, 6.75%, 08/15/2028	1,080,000	1,139,700
Midland Independent School District, 5.00%, 02/15/2028	2,000,000	2,118,441
Milano Independent School District, 4.00%, 02/15/2026 (Callable 08/01/2025)	110,000	109,995
Mission Economic Development Corp., 4.25%, 06/01/2048 (Callable 04/02/2027)(a)(d)	2,000,000	2,016,905
Montgomery County Municipal Utility District No 105, 2.00%, 09/01/2027 (Callable 09/01/2025)	435,000	412,923

	Par	Value
Montgomery County Municipal Utility District No 121, 6.00%, 09/01/2030	$1,320,000	$1,404,366
Montgomery County Municipal Utility District No 138, 5.00%, 03/01/2031	1,765,000	1,836,434
Montgomery County Municipal Utility District No 140, 6.00%, 03/01/2029	150,000	163,861
Montgomery County Municipal Utility District No 163
6.50%, 11/01/2030 (Callable 11/01/2029)	265,000	295,706
6.50%, 11/01/2031 (Callable 11/01/2029)	280,000	311,755
Montgomery County Municipal Utility District No 165, 6.25%, 09/01/2030	1,480,000	1,586,636
Montgomery County Municipal Utility District No 186, 7.00%, 12/01/2029	1,120,000	1,216,232
Montgomery County Municipal Utility District No 191, 6.50%, 09/01/2030	1,780,000	1,939,984
New Caney Independent School District, 4.00%, 02/15/2050(a)	2,400,000	2,448,342
New Hope Cultural Education Facilities Finance Corp., 5.25%, 10/01/2030 (Callable 10/01/2026)	3,000,000	3,003,041
Newark Higher Education Finance Corp., 5.00%, 08/15/2028 (Callable 08/01/2025)	705,000	706,187
North Central Texas Health Facility Development Corp., 5.75%, 06/01/2026	360,000	369,392
North Texas Higher Education Authority, Inc.
5.00%, 06/01/2027(d)	250,000	257,015
5.00%, 06/01/2028(d)	1,100,000	1,145,902
5.00%, 06/01/2029(d)	1,450,000	1,513,848
4.13%, 06/01/2045 (Callable 06/01/2031)(d)	1,885,000	1,819,012
North Texas Tollway Authority, 0.00%, 01/01/2029(e)	8,300,000	7,411,390
Northlake Municipal Management District No 1
6.75%, 03/01/2027	545,000	575,491
6.63%, 03/01/2031	1,625,000	1,777,633
Northside Independent School District
5.00%, 08/01/2027	500,000	524,157
2.00%, 06/01/2052(a)	4,155,000	4,047,226
Port of Port Arthur Navigation District, 2.65%, 04/01/2040 (Callable 07/01/2025)(a)	2,300,000	2,300,000
Prosper Independent School District, 4.00%, 02/15/2050(a)	1,250,000	1,259,456

The accompanying notes are an integral part of these financial statements.

160

Baird Short-Term Municipal Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
PSC/TX, 3.75%, 12/01/2040	$5,665,000	$5,625,086
San Antonio Housing Trust Public Facility Corp., 4.00%, 07/01/2045 (Callable 08/01/2027)(a)	3,000,000	3,063,484
San Antonio Municipal Facilities Corp., 5.00%, 08/01/2050(a)	2,715,000	2,819,396
Sienna Municipal Utility District No 4
2.00%, 09/01/2027 (Callable 09/01/2025)	500,000	476,536
2.00%, 09/01/2028 (Callable 09/01/2025)	315,000	293,019
Sienna Municipal Utility District No 6
5.50%, 09/01/2027	375,000	391,800
5.50%, 09/01/2028	390,000	414,720
6.50%, 09/01/2029	1,300,000	1,384,459
SMHA Finance Public Facility Corp., 3.70%, 07/01/2028(a)	3,500,000	3,544,277
Spring Independent School District, 5.00%, 08/15/2030	4,000,000	4,400,446
Strategic Housing Finance Corp. of Travis County, 3.35%, 03/01/2046 (Callable 10/01/2026)(a)	2,000,000	2,001,737
Tarrant County Cultural Education Facilities Finance Corp.
2.25%, 11/15/2025	225,000	223,236
5.00%, 11/15/2026	700,000	709,179
5.00%, 11/15/2028 (Callable 11/15/2027)	1,050,000	1,073,176
5.00%, 11/15/2029 (Callable 11/15/2027)	1,855,000	1,891,981
Tarrant County Housing Finance Corp.
5.00%, 03/01/2027 (Callable 03/01/2026)(a)	1,000,000	1,011,285
5.00%, 09/01/2028 (Callable 09/01/2027)(a)	1,000,000	1,040,587
Texas Department of Housing & Community Affairs
5.00%, 03/01/2041 (Callable 08/01/2025)(a)	2,000,000	2,007,517
4.75%, 03/01/2049 (Callable 09/01/2027)	305,000	308,307
5.50%, 09/01/2052 (Callable 03/01/2032)	2,765,000	2,921,060
5.75%, 07/01/2054 (Callable 01/01/2033)	4,000,000	4,328,475
Texas Municipal Gas Acquisition & Supply Corp. III, 5.00%, 12/15/2027	6,250,000	6,451,031
Texas Municipal Gas Acquisition & Supply Corp. IV, 5.50%, 01/01/2054 (Callable 07/01/2029)(a)	3,590,000	3,813,251

	Par	Value
Texas Municipal Gas Acquisition and Supply Corp. I, 4.52% (3 mo. Term SOFR + 1.63%), 12/15/2026 (Callable 07/01/2025)	$8,300,000	$8,302,259
Texas State Affordable Housing Corp., 4.25%, 03/01/2049 (Callable 03/01/2029)	280,000	281,745
Travis County Housing Finance Corp., 4.13%, 06/01/2045 (Callable 12/01/2025)(a)	4,410,000	4,426,255
Viridian Municipal Management District, 5.00%, 12/01/2025	270,000	271,660
4.00%, 12/01/2026 (Callable 08/01/2025)	340,000	340,024
5.00%, 12/01/2027	250,000	259,527
Viridian Municipal Management District, 5.00%, 12/01/2028	450,000	473,227
Waller Consolidated Independent School District, 6.00%, 02/15/2027	2,680,000	2,819,663
Waller County Municipal Utility District No 19, 6.63%, 09/01/2030	1,345,000	1,471,117
Waller County Municipal Utility District No 37
6.50%, 09/01/2030	1,430,000	1,558,423
7.25%, 09/01/2030	575,000	633,532
Williamson County Municipal Utility District No 31, 6.00%, 08/15/2028	1,030,000	1,073,353
		302,371,444
Utah - 0.8%
City of Salt Lake City UT Airport Revenue
5.00%, 07/01/2030 (Callable 07/01/2027)(d)	1,600,000	1,638,950
5.00%, 07/01/2032 (Callable 07/01/2027)(d)	2,000,000	2,040,330
Utah Charter School Finance Authority
5.00%, 04/15/2029	100,000	105,621
3.63%, 06/15/2029 (Callable 06/15/2027)(b)	765,000	732,431
5.00%, 04/15/2030	100,000	106,549
5.00%, 04/15/2031	100,000	107,471
5.00%, 04/15/2032	150,000	161,967
5.00%, 04/15/2033	155,000	167,810
5.00%, 04/15/2034	140,000	151,303
Utah Housing Corp.
4.00%, 01/01/2045 (Callable 01/01/2026)	545,000	544,893
6.00%, 07/01/2053 (Callable 01/01/2032)	3,280,000	3,516,698
6.25%, 07/01/2055 (Callable 01/01/2033)	3,175,000	3,524,462
		12,798,485

The accompanying notes are an integral part of these financial statements.

161

Baird Short-Term Municipal Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Vermont - 0.1%
Vermont Housing Finance Agency
4.00%, 11/01/2044 (Callable 08/01/2025)	$5,000	$5,025
4.00%, 11/01/2048 (Callable 05/01/2027)	315,000	315,437
4.00%, 11/01/2049 (Callable 05/01/2028)	1,145,000	1,154,032
3.75%, 11/01/2050 (Callable 05/01/2029)	660,000	660,611
		2,135,105
Virginia - 1.7%
Charles City County Economic Development Authority, 2.88%, 02/01/2029 (Callable 11/01/2026)	1,000,000	974,828
Chesapeake Bay Bridge & Tunnel District, 5.50%, 07/01/2025	355,000	355,000
Fairfax County Redevelopment & Housing Authority, 5.00%, 01/01/2045 (Callable 07/01/2027)(a)	6,720,000	6,957,494
Harrisonburg Redevelopment & Housing Authority, 4.00%, 12/01/2028 (Callable 12/01/2026)(a)	1,650,000	1,670,585
Norfolk Redevelopment & Housing Authority, 5.00%, 05/01/2043 (Callable 05/01/2026)(a)	1,515,000	1,537,116
Richmond Redevelopment & Housing Authority, 3.45%, 09/01/2046 (Callable 09/01/2027)(a)	2,000,000	2,005,304
Salem Economic Development Authority, 5.00%, 04/01/2028	350,000	361,601
Virginia Beach Development Authority, 5.38%, 09/01/2029 (Callable 09/01/2026)	1,500,000	1,514,428
Virginia College Building Authority, 4.00%, 02/01/2028 (Callable 02/01/2026)	325,000	326,873
Virginia Commonwealth Transportation Board, 5.00%, 05/15/2030 (Callable 11/15/2027)	1,355,000	1,420,186
Virginia Housing Development Authority
3.25%, 03/01/2029 (Callable 03/01/2026)	550,000	548,221
3.25%, 09/01/2029 (Callable 09/01/2026)	1,750,000	1,747,884
Virginia Public Building Authority, 5.00%, 08/01/2029 (Callable 08/01/2026)(d)	5,930,000	6,207,631

	Par	Value
Virginia Small Business Financing Authority
5.00%, 01/01/2028 (Callable 07/01/2027)	$1,115,000	$1,154,009
5.25%, 10/01/2029 (Callable 08/01/2025)	1,005,000	1,006,902
		27,788,062
Washington - 2.3%
Central Puget Sound Regional Transit Authority
4.75%, 02/01/2028 (Callable 08/01/2025)	140,000	140,295
2.12% (SIFMA Municipal Swap Index + 0.20%), 11/01/2045 (Callable 11/01/2025)	6,000,000	5,951,286
Central Washington University, 4.00%, 05/01/2026 (Callable 08/01/2025)	435,000	435,103
City of Seattle WA Municipal Light & Power Revenue, 2.17% (SIFMA Municipal Swap Index + 0.25%), 05/01/2045 (Callable 05/01/2026)	8,910,000	8,810,801
County of King WA Sewer Revenue, 0.88%, 01/01/2042 (Callable 07/22/2025)(a)	450,000	442,454
King County Public Hospital District No 1, 5.00%, 12/01/2036 (Callable 12/01/2026)	1,250,000	1,270,558
King County School District No 210 Federal Way, 5.00%, 12/01/2030 (Callable 12/01/2027)	210,000	220,178
San Juan County School District No 137 Orcas Island, 4.00%, 12/01/2028 (Callable 08/01/2025)	675,000	675,168
Seattle Housing Authority, 1.00%, 06/01/2026 (Callable 07/22/2025)	2,000,000	1,945,025
State of Washington, 5.00%, 08/01/2029 (Callable 08/01/2026)	1,860,000	1,900,814
Tacoma Metropolitan Park District, 4.00%, 12/01/2027 (Callable 12/01/2026)	7,135,000	7,283,287
Washington Health Care Facilities Authority
5.00%, 12/01/2026(b)	285,000	293,703
5.00%, 08/01/2033 (Callable 08/01/2029)	630,000	660,886
Washington State Housing Finance Commission
6.00%, 07/01/2025(b)	335,000	335,000
4.50%, 07/01/2030 (Callable 08/01/2025)(b)	2,530,000	2,528,482
6.50%, 07/01/2030 (Callable 07/01/2025)(b)	800,000	800,000

The accompanying notes are an integral part of these financial statements.

162

Baird Short-Term Municipal Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Washington - (Continued)
5.00%, 07/01/2033	$1,745,000	$1,901,235
4.75%, 01/01/2034 (Callable 01/01/2030)(b)	940,000	921,644
6.75%, 07/01/2035 (Callable 07/01/2025)(b)	1,130,000	1,130,000
		37,645,919
West Virginia - 0.5%
Jefferson County Building Commission
5.00%, 07/01/2028	275,000	288,524
5.00%, 07/01/2029	285,000	302,715
5.00%, 07/01/2030	500,000	535,655
5.00%, 07/01/2031	315,000	340,482
Kanawha County Public Building Commission, 5.00%, 12/01/2034 (Callable 12/01/2029)	360,000	378,149
West Virginia Housing Development Fund, 3.00%, 11/01/2026	1,635,000	1,626,301
West Virginia University, 0.00%, 04/01/2029(e)	255,000	223,254
Wyoming County Board of Education
5.00%, 06/01/2027	875,000	908,424
5.00%, 06/01/2028	1,030,000	1,087,881
5.00%, 06/01/2029	1,095,000	1,173,144
5.00%, 06/01/2030	1,010,000	1,094,949
		7,959,478
Wisconsin - 3.9%
City of Kaukauna WI
5.00%, 06/01/2031	200,000	219,383
5.00%, 06/01/2032	200,000	221,069
City of Kaukauna WI Sanitary Sewer System Revenue, 5.00%, 06/01/2028 (Callable 06/01/2027)	4,500,000	4,646,380
City of Marinette WI Waterworks System Revenue, 4.00%, 05/01/2027 (Callable 08/01/2025)	150,000	150,000
City of Milwaukee WI Sewerage System Revenue, 4.00%, 06/01/2027 (Callable 06/01/2026)	970,000	977,585
City of Oshkosh WI Storm Water Utility Revenue, 4.00%, 05/01/2029 (Callable 08/01/2025)	125,000	125,091
County of St Croix WI, 2.60%, 03/01/2027	625,000	619,823
County of Waushara WI, 4.50%, 06/01/2027 (Callable 08/01/2025)	2,500,000	2,502,437
D C Everest Area School District/WI, 3.63%, 04/01/2038 (Callable 04/01/2027)	2,600,000	2,639,888

	Par	Value
Deerfield Community School District, 4.00%, 03/01/2029 (Callable 03/01/2027)	$7,000,000	$7,104,201
Fall River School District
6.00%, 04/01/2026	585,000	597,808
6.00%, 04/01/2027	630,000	663,283
6.00%, 04/01/2028	270,000	292,256
6.00%, 04/01/2029	130,000	144,151
6.00%, 04/01/2030	140,000	158,261
6.00%, 04/01/2031	150,000	172,335
Public Finance Authority
5.00%, 07/01/2025(d)	265,000	265,000
5.00%, 07/01/2026(d)	465,000	470,376
5.00%, 07/01/2027(b)	290,000	294,704
5.00%, 10/01/2027(b)	500,000	510,677
3.25%, 01/01/2028	1,000,000	969,732
5.00%, 07/01/2028(d)	1,245,000	1,288,625
5.00%, 07/01/2028(b)	250,000	255,624
9.00%, 11/01/2028 (Callable 11/01/2027)(b)	1,520,000	1,610,502
5.25%, 12/01/2028	960,000	1,010,400
3.25%, 01/01/2029	860,000	823,003
5.00%, 07/01/2029(d)	1,365,000	1,424,447
5.00%, 10/01/2029(b)	3,000,000	3,099,834
5.25%, 12/01/2029	1,010,000	1,073,723
5.00%, 07/01/2030(b)	995,000	1,023,634
Village of Kewaskum WI
5.00%, 04/01/2026	175,000	176,130
5.00%, 04/01/2029	165,000	172,477
5.00%, 04/01/2030	330,000	347,341
Waunakee Community School District, 3.63%, 04/01/2030 (Callable 04/01/2028)	7,750,000	7,807,824
Wisconsin Center District
5.25%, 12/15/2027	35,000	36,179
0.00%, 12/15/2031(e)	1,000,000	787,042
Wisconsin Health & Educational Facilities Authority
5.00%, 07/01/2025	660,000	660,000
2.75%, 08/15/2025 (Callable 08/01/2025)	1,440,000	1,438,353
4.00%, 09/15/2025	765,000	763,835
5.00%, 11/01/2025	245,000	245,359
5.00%, 02/15/2026	400,000	404,178
5.00%, 11/01/2026	1,065,000	1,074,924
5.00%, 08/01/2027 (Callable 07/01/2026)(b)	7,000,000	7,105,466
4.00%, 09/15/2027	830,000	826,019
5.00%, 02/15/2028	515,000	538,029
5.00%, 11/01/2029 (Callable 11/01/2026)	815,000	838,216
5.00%, 04/01/2031 (Callable 10/01/2028)	535,000	564,647
2.60%, 12/01/2033 (Callable 07/01/2025)(a)	1,940,000	1,940,000

The accompanying notes are an integral part of these financial statements.

163

Baird Short-Term Municipal Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Wisconsin - (Continued)
5.00%, 02/15/2051 (Callable 08/15/2026)(a)	$3,450,000	$3,531,427
Wisconsin Housing & Economic Development Authority Home Ownership Revenue
3.50%, 09/01/2046 (Callable 09/01/2025)	60,000	59,886
4.00%, 03/01/2048 (Callable 03/01/2027)	90,000	90,065
4.25%, 03/01/2049 (Callable 09/01/2028)	355,000	358,727
		65,120,356
Wyoming - 0.2%
Carbon County Specific Purpose Tax Joint Powers Board, 5.00%, 06/15/2026	340,000	344,328
Sublette County Hospital District, 5.00%, 06/15/2026 (Callable 08/01/2025)	2,000,000	2,000,199
Wyoming Community Development Authority
2.60%, 12/01/2031 (Callable 06/01/2031)	630,000	581,159
3.75%, 12/01/2049 (Callable 12/01/2028)	345,000	344,604
3.50%, 06/01/2052 (Callable 06/01/2031)	120,000	119,295
		3,389,585
TOTAL MUNICIPAL BONDS (Cost $1,657,223,693)		1,660,465,869
	Shares
SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
Federated Institutional Tax-Free Cash Trust - Class Premier, 2.30%(h)	3,385,145	3,385,145
TOTAL SHORT-TERM INVESTMENTS (Cost $3,385,145)		3,385,145
TOTAL INVESTMENTS - 100.4% (Cost $1,660,608,838)		1,663,851,014
Liabilities in Excess of Other Assets - (0.4)%		(6,911,228)
TOTAL NET ASSETS - 100.0%		$1,656,939,786

Percentages are stated as a percent of net assets.
SIFMA - Securities Industry and Financial Markets Association
SOFR - Secured Overnight Financing Rate
(a)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of June 30, 2025.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $76,567,584 or 4.6% of the Fund’s net assets.

(c)	Step coupon bond. The rate disclosed is as of June 30, 2025.
(d)	Security subject to the Alternative Minimum Tax (“AMT”). As of June 30, 2025, the total value of securities subject to the AMT was $69,312,968 or 4.2% of net assets.
(e)	Zero coupon bonds make no periodic interest payments.
(f)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(g)	Represents less than 0.05% of net assets.
(h)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

164

Baird Short-Term Municipal Bond Fund
Summary of Fair Value Disclosure
as of June 30, 2025 (Unaudited)
Baird Short-Term Municipal Bond Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds	$—	$1,660,465,869	$—	$1,660,465,869
Money Market Funds	3,385,145	—	—	3,385,145
Total Investments	$3,385,145	$1,660,465,869	$—	$1,663,851,014

Refer to the Schedule of Investments for further disaggregation of investment categories.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.
The accompanying notes are an integral part of these financial statements.

165

Baird Strategic Municipal Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited)

	Par	Value
MUNICIPAL BONDS - 99.0%
Alabama - 3.3%
Alabama Corrections Institution Finance Authority, 5.00%, 07/01/2037 (Callable 07/01/2032)	$295,000	$315,889
Alabama Federal Aid Highway Finance Authority
5.00%, 09/01/2040 (Callable 03/01/2035)	3,200,000	3,468,544
5.00%, 09/01/2041 (Callable 03/01/2035)	3,250,000	3,480,761
5.00%, 09/01/2042 (Callable 03/01/2035)	3,750,000	3,978,651
5.00%, 09/01/2043 (Callable 03/01/2035)	1,500,000	1,578,219
Alabama Housing Finance Authority, 5.75%, 04/01/2055 (Callable 04/01/2033)	2,950,000	3,188,187
Black Belt Energy Gas District
4.00%, 12/01/2052 (Callable 09/01/2029)(a)	1,000,000	992,640
5.00%, 05/01/2053(a)	2,500,000	2,588,567
5.50%, 11/01/2053 (Callable 09/01/2028)(a)	1,200,000	1,260,980
City of Arab AL, 5.00%, 03/01/2038 (Callable 03/01/2035)	1,160,000	1,235,356
City of Mobile AL, 5.00%, 02/15/2040 (Callable 02/15/2035)	12,000,000	12,864,229
County of Jefferson AL
5.00%, 09/15/2032 (Callable 03/15/2027)	1,665,000	1,701,377
5.00%, 09/15/2035 (Callable 03/15/2027)	1,350,000	1,363,896
County of Jefferson AL Sewer Revenue
5.25%, 10/01/2049 (Callable 10/01/2033)	4,000,000	4,044,343
5.50%, 10/01/2053 (Callable 10/01/2033)	2,000,000	2,050,205
Energy Southeast ACooperative District
5.00%, 12/01/2027	250,000	258,861
5.00%, 12/01/2028	1,065,000	1,113,924
5.00%, 12/01/2030	750,000	795,851
5.00%, 12/01/2031	1,000,000	1,061,745
Industrial Development Board of the City of Mobile Alabama, 3.92%, 06/01/2034(a)	2,000,000	2,006,085
Jacksonville Public Educational Building Authority
5.00%, 08/01/2032	1,000,000	1,096,835
5.00%, 08/01/2033	500,000	550,435
Jacksonville State University, 5.00%, 12/01/2036 (Callable 12/01/2027)	150,000	155,098

	Par	Value
Southeast Energy Authority ACooperative District
5.00%, 02/01/2027	$555,000	$567,699
5.00%, 08/01/2027	1,530,000	1,576,370
Southeast Energy Authority A Cooperative District, 5.00%, 11/01/2030	2,790,000	2,930,490
5.00%, 11/01/2035 (Callable 11/01/2034)	3,350,000	3,461,027
5.50%, 01/01/2053 (Callable 09/01/2029)(a)	250,000	266,773
5.00%, 01/01/2054 (Callable 03/01/2030)(a)	1,000,000	1,053,364
5.25%, 01/01/2054 (Callable 04/01/2029)(a)	5,700,000	5,978,898
State of Alabama Docks Department
5.00%, 10/01/2032 (Callable 10/01/2027)(b)	2,000,000	2,033,064
5.00%, 10/01/2035 (Callable 10/01/2027)(b)	2,000,000	2,018,072
University of South Alabama
5.00%, 11/01/2033 (Callable 11/01/2026)	1,000,000	1,019,476
5.00%, 04/01/2034 (Callable 04/01/2029)	1,005,000	1,058,173
		73,114,084
Alaska - 0.4%
Alaska Housing Finance Corp., 6.00%, 06/01/2054 (Callable 06/01/2033)	2,820,000	3,045,077
Alaska Industrial Development & Export Authority
5.00%, 01/01/2027 (Callable 08/01/2025)(b)	1,845,000	1,846,427
4.25%, 04/01/2031 (Callable 08/01/2025)	185,000	185,057
4.00%, 04/01/2032 (Callable 04/01/2029)	1,885,000	1,916,184
Alaska Municipal Bond Bank Authority
5.00%, 12/01/2026(b)	1,005,000	1,028,045
5.00%, 12/01/2027(b)	400,000	416,135
5.00%, 12/01/2028 (Callable 12/01/2026)(b)	615,000	628,789
Southeast Alaska Power Agency, 5.25%, 06/01/2029 (Callable 08/01/2025)	150,000	150,252
University of Alaska, 5.00%, 10/01/2028 (Callable 10/01/2025)	110,000	110,376
		9,326,342
Arizona - 1.8%
Arizona Industrial Development Authority
2.47%, 07/01/2025	40,000	40,000
3.17%, 10/01/2025	30,000	29,832
4.00%, 07/15/2026(c)	125,000	124,460

The accompanying notes are an integral part of these financial statements.

166

Baird Strategic Municipal Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Arizona - (Continued)
5.00%, 10/01/2028	$110,000	$113,989
5.00%, 11/01/2028 (Callable 05/01/2028)	765,000	800,157
4.75%, 12/15/2028 (Callable 12/15/2026)(c)	820,000	825,843
5.00%, 10/01/2029	10,000	10,441
1.77%, 09/01/2030(a)(c)(d)	2,984,471	2,854,878
5.00%, 10/01/2030 (Callable 10/01/2029)	140,000	143,964
5.00%, 10/01/2030 (Callable 10/01/2026)(c)	105,000	101,320
3.63%, 05/20/2033	2,536,179	2,428,883
5.25%, 11/01/2048 (Callable 11/01/2032)	1,500,000	1,507,660
City of Phoenix Civic Improvement Corp.
5.00%, 07/01/2035 (Callable 07/15/2025)	1,000,000	1,000,710
5.00%, 07/01/2037 (Callable 07/01/2027)	1,500,000	1,528,937
5.25%, 07/01/2047 (Callable 07/01/2033)	1,000,000	1,043,744
Glendale Industrial Development Authority
4.00%, 05/15/2027 (Callable 07/22/2025)	175,000	173,497
2.13%, 07/01/2033 (Callable 07/01/2029)(b)	100,000	81,655
Industrial Development Authority of the City of Phoenix Arizona, 2.95%, 07/01/2026 (Callable 08/01/2025)	680,000	674,251
Maricopa County Industrial Development Authority
4.50%, 07/01/2025(c)	50,000	50,000
5.00%, 07/01/2025	475,000	475,000
2.10%, 07/01/2026(c)	650,000	633,493
5.00%, 07/01/2026	680,000	689,672
5.00%, 07/01/2027	710,000	731,556
5.25%, 07/01/2033 (Callable 07/01/2030)(c)	725,000	719,491
5.00%, 01/01/2035 (Callable 01/01/2027)	1,110,000	1,130,645
5.00%, 01/01/2038 (Callable 01/01/2027)	3,120,000	3,158,269
5.00%, 12/01/2041 (Callable 06/01/2034)	3,305,000	3,407,650
5.00%, 09/01/2042 (Callable 09/01/2028)	6,000,000	6,010,174
McAllister Academic Village LLC, 5.00%, 07/01/2035 (Callable 07/01/2026)	2,500,000	2,530,262

	Par	Value
Salt River Project Agricultural Improvement & Power District, 5.00%, 01/01/2037 (Callable 01/01/2028)	$2,000,000	$2,059,371
Salt Verde Financial Corp., 5.25%, 12/01/2026	4,000,000	4,086,132
		39,165,936
Arkansas - 0.6%
Arkansas Development Finance Authority
5.00%, 02/01/2030	1,000,000	1,045,798
5.00%, 02/01/2031	1,150,000	1,206,048
0.00%, 07/01/2036(e)	2,900,000	1,762,945
3.36%, 09/01/2044 (Callable 07/01/2025)(a)	5,000,000	5,000,000
5.00%, 07/01/2054 (Callable 07/01/2033)	990,000	1,034,435
Batesville Public Facilities Board, 5.00%, 06/01/2027	500,000	501,851
City of Heber Springs AR Sales & Use Tax, 1.63%, 06/01/2047 (Callable 06/01/2028)	255,000	248,264
City of Prairie Grove AR, 1.75%, 06/01/2051 (Callable 12/01/2026)	65,000	62,270
City of West Memphis AR Public Utility System Revenue, 3.00%, 12/01/2041 (Callable 12/01/2028)	605,000	463,827
County of Pulaski AR, 5.00%, 03/01/2030 (Callable 09/01/2026)	40,000	40,820
Henderson State University, 3.63%, 11/01/2033 (Callable 08/01/2025)	55,000	53,431
Lonoke School District No 1, 2.25%, 02/01/2030 (Callable 08/01/2025)	255,000	239,938
University of Arkansas, 5.00%, 11/01/2043 (Callable 11/01/2028)	1,035,000	1,046,924
		12,706,551
California - 5.5%
Burbank Unified School District, 4.50%, 08/01/2037 (Callable 08/01/2028)	25,000	25,557
California Community Choice Financing Authority
5.00%, 05/01/2029	1,285,000	1,358,495
5.00%, 11/01/2031	1,575,000	1,681,864
5.25%, 01/01/2054 (Callable 10/01/2030)(a)	1,375,000	1,440,892
5.00%, 01/01/2056 (Callable 05/01/2033)(a)	5,000,000	5,360,055
5.00%, 03/01/2056 (Callable 08/01/2035)(a)	6,000,000	6,370,740

The accompanying notes are an integral part of these financial statements.

167

Baird Strategic Municipal Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
California - (Continued)
California Enterprise Development Authority
5.00%, 06/01/2026	$200,000	$203,969
5.00%, 06/01/2027	440,000	459,761
5.00%, 06/01/2028	230,000	245,366
California Health Facilities Financing Authority, 4.00%, 03/01/2033 (Callable 07/22/2025)	250,000	246,854
California Housing Finance Agency
5.20%, 12/01/2027 (Callable 06/01/2027)(c)	2,500,000	2,545,469
3.75%, 03/25/2035	3,792,978	3,778,646
4.38%, 09/20/2036	1,472,787	1,471,736
3.60%, 08/01/2063 (Callable 02/01/2026)(a)	1,000,000	1,001,965
California Infrastructure & Economic Development Bank
4.00%, 11/01/2039 (Callable 11/01/2031)	630,000	587,179
2.62% (SIFMA Municipal Swap Index + 0.70%), 12/01/2050 (Callable 07/22/2025)	200,000	198,992
California Public Finance Authority
3.13%, 05/15/2029 (Callable 07/22/2025)(c)	1,785,000	1,738,174
6.50%, 06/01/2054 (Callable 06/01/2031)(c)	1,500,000	1,401,223
California School Finance Authority, 5.00%, 08/01/2029 (Callable 08/01/2025)(c)	275,000	275,106
California Statewide Communities Development Authority, 5.00%, 05/15/2034 (Callable 05/15/2026)	100,000	100,765
CalipatriaUnified School District
0.00%, 08/01/2025(e)	5,000	4,987
0.00%, 08/01/2027(e)	165,000	153,207
Cathedral City Public Financing Authority, 0.00%, 08/01/2032(e)	1,085,000	831,853
City of Los Angeles Department of Airports
5.00%, 05/15/2028(b)	10,000,000	10,475,233
5.00%, 05/15/2029 (Callable 05/15/2027)(b)	1,375,000	1,414,283
5.00%, 05/15/2035 (Callable 05/15/2027)(b)	2,130,000	2,159,482
City of Sacramento CA Water Revenue, 4.00%, 09/01/2036 (Callable 09/01/2027)	100,000	100,136
East County Advanced Water Purification Joint Powers Authority, 3.13%, 09/01/2026 (Callable 06/01/2026)	4,000,000	4,012,220

	Par	Value
Federal Home Loan Mortgage Corp.
3.35%, 11/25/2033	$2,559,669	$2,438,351
4.00%, 12/25/2036(a)	1,953,648	1,953,658
Freddie Mac Multifamily ML Certificates
2.88%, 07/25/2036	2,943,109	2,715,648
2.25%, 09/25/2037	5,179,358	4,324,477
3.16%, 12/25/2038(a)	4,226,114	3,697,267
Golden West Schools Financing Authority, 0.00%, 08/01/2025(e)	150,000	149,544
Inglewood Unified School District
5.00%, 08/01/2035	1,000,000	1,132,179
5.50%, 08/01/2036 (Callable 08/01/2035)	1,000,000	1,160,801
5.50%, 08/01/2038 (Callable 08/01/2035)	1,500,000	1,694,788
5.50%, 08/01/2039 (Callable 08/01/2035)	1,550,000	1,740,130
Inglewood Unified School District School Facilities Financing Authority, 5.25%, 10/15/2026	545,000	550,226
Irvine Facilities Financing Authority, 5.25%, 05/01/2043 (Callable 05/01/2026)	2,000,000	2,014,596
Long Beach Bond Finance Authority, 4.50% (3 mo. Term SOFR + 1.43%), 11/15/2026	700,000	704,432
Los Angeles Department of Water & Power
3.60%, 07/01/2034(a)	2,450,000	2,450,000
5.00%, 07/01/2034 (Callable 01/01/2029)	735,000	760,090
3.85%, 07/01/2035(a)	2,000,000	2,000,000
5.00%, 07/01/2037 (Callable 07/01/2029)	1,400,000	1,429,742
5.00%, 07/01/2041 (Callable 01/01/2032)	545,000	563,589
5.25%, 07/01/2046 (Callable 01/01/2035)	1,000,000	1,046,236
5.00%, 07/01/2053 (Callable 01/01/2035)	4,000,000	4,049,445
Los Angeles Department of Water & Power Water System Revenue, 3.00%, 07/01/2050 (Callable 08/01/2025)(a)	4,000,000	4,000,000
Los Angeles Unified School District/CA
5.00%, 07/01/2040 (Callable 07/01/2025)	2,000,000	2,000,000
5.25%, 07/01/2042 (Callable 01/01/2028)	7,550,000	7,728,473
Madera Unified School District, 0.00%, 08/01/2031(e)	2,725,000	2,217,342
Mayers Memorial Hospital District
0.00%, 08/01/2025(e)	130,000	129,468
0.00%, 08/01/2026(e)	230,000	219,029

The accompanying notes are an integral part of these financial statements.

168

Baird Strategic Municipal Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
California - (Continued)
0.00%, 08/01/2029(e)	$165,000	$137,136
0.00%, 08/01/2032(e)	210,000	148,454
0.00%, 08/01/2034(e)	260,000	160,575
Moreno Valley Unified School District/CA, 0.00%, 08/01/2025(e)	150,000	149,602
Norman Y Mineta San Jose International Airport SJC
5.00%, 03/01/2036 (Callable 03/01/2027)(b)	2,230,000	2,245,399
5.00%, 03/01/2037 (Callable 03/01/2027)(b)	2,000,000	2,010,796
Northern California Energy Authority, 5.00%, 08/01/2025	600,000	600,586
Oxnard School District, 5.00%, 08/01/2045 (Callable 08/01/2026)(d)	90,000	90,260
Pleasanton Unified School District, 5.25%, 06/01/2041 (Callable 07/22/2025)	100,000	100,054
River Islands Public Financing Authority
5.00%, 09/01/2045 (Callable 09/01/2032)	1,075,000	1,098,658
5.00%, 09/01/2050 (Callable 09/01/2032)	1,735,000	1,740,557
Riverside County Asset Leasing Corp., 0.00%, 06/01/2026(e)	2,000,000	1,945,255
Sacramento County Water Financing Authority, 3.63% (3 mo. Term SOFR + 0.55%), 06/01/2034 (Callable 08/01/2025)	2,480,000	2,387,708
San Ysidro School District, 0.00%, 08/01/2027(e)	50,000	46,674
University of California, 5.00%, 05/15/2039 (Callable 05/15/2030)	4,120,000	4,326,325
Yorba Linda Redevelopment Agency Successor Agency, 0.00%, 09/01/2026(e)	315,000	301,627
		120,003,386
Colorado - 3.6%
Adams County School District No 14, 5.50%, 12/01/2042 (Callable 12/01/2034)	1,875,000	2,054,431
Arapahoe County School District No 6 Littleton, 5.50%, 12/01/2043 (Callable 12/01/2028)	3,260,000	3,394,364
Arkansas River Power Authority
5.88%, 10/01/2026	545,000	555,102
5.00%, 10/01/2029 (Callable 10/01/2028)	725,000	748,068
5.00%, 10/01/2032 (Callable 10/01/2028)	1,000,000	1,024,561

	Par	Value
Baseline Metropolitan District No 1, 4.25%, 12/01/2054 (Callable 12/01/2029)	$1,350,000	$1,215,261
City & County of Denver CO Airport System Revenue, 5.00%, 12/01/2031 (Callable 12/01/2028)(b)	1,500,000	1,557,872
City & County of Denver CO Pledged Excise Tax Revenue, 5.00%, 08/01/2044 (Callable 08/01/2026)	1,250,000	1,259,078
Colorado Bridge Enterprise, 4.00%, 06/30/2029 (Callable 12/31/2027)(b)	3,410,000	3,427,959
Colorado Educational & Cultural Facilities Authority
5.00%, 01/15/2027	105,000	108,142
5.00%, 01/15/2028	275,000	287,847
5.00%, 10/01/2028 (Callable 10/01/2025)	1,950,000	1,830,723
5.00%, 01/15/2029	325,000	345,104
3.00%, 10/01/2029 (Callable 10/01/2025)	200,000	169,653
5.00%, 01/15/2030	395,000	424,219
2.00%, 09/01/2030 (Callable 09/01/2028)	415,000	382,697
5.00%, 10/01/2030 (Callable 10/01/2025)	100,000	90,302
5.00%, 07/01/2031	110,000	118,528
5.00%, 07/01/2032	230,000	247,827
5.00%, 07/01/2033	195,000	209,801
3.25%, 10/01/2033 (Callable 10/01/2025)	100,000	74,611
5.00%, 01/15/2035 (Callable 01/15/2034)	375,000	409,906
5.00%, 07/01/2035 (Callable 07/01/2034)	165,000	175,867
3.38%, 10/01/2035 (Callable 10/01/2025)	200,000	140,643
5.00%, 01/15/2036 (Callable 01/15/2034)	350,000	379,710
5.00%, 07/01/2036 (Callable 07/01/2034)	135,000	143,304
5.00%, 01/15/2037 (Callable 01/15/2034)	365,000	393,092
5.00%, 07/01/2037 (Callable 07/01/2034)	145,000	152,876
5.00%, 01/15/2038 (Callable 01/15/2034)	280,000	299,083
5.00%, 12/01/2038 (Callable 12/01/2028)	1,110,000	1,128,309
5.00%, 01/15/2039 (Callable 01/15/2034)	300,000	317,805
5.00%, 07/01/2039 (Callable 07/01/2034)	220,000	228,270
6.38%, 03/15/2040 (Callable 08/01/2025)	1,125,000	1,096,159

The accompanying notes are an integral part of these financial statements.

169

Baird Strategic Municipal Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Colorado - (Continued)
Colorado Health Facilities Authority
2.13%, 05/15/2028 (Callable 08/01/2025)	$750,000	$731,223
5.00%, 08/01/2028	490,000	517,348
2.63%, 05/15/2029 (Callable 08/01/2025)	1,000,000	963,974
3.50%, 05/15/2030 (Callable 08/01/2025)	1,700,000	1,624,154
5.25%, 05/15/2032 (Callable 05/15/2027)	550,000	560,102
5.25%, 11/01/2034 (Callable 11/01/2032)	1,000,000	1,103,781
5.00%, 08/01/2044 (Callable 08/01/2029)	2,495,000	2,457,223
5.00%, 11/15/2059(a)	2,010,000	2,159,891
2.47% (SIFMA Municipal Swap Index + 0.55%), 05/15/2061 (Callable 02/17/2026)	1,000,000	992,186
5.00%, 05/15/2062 (Callable 02/17/2026)(a)	4,000,000	4,082,350
Colorado Housing and Finance Authority
3.50%, 11/01/2043 (Callable 05/01/2026)(a)	1,500,000	1,502,210
6.25%, 05/01/2055 (Callable 05/01/2033)	4,000,000	4,446,426
Colorado Springs School District No 11 Facilities Corp., 5.00%, 12/15/2043 (Callable 12/15/2033)	1,345,000	1,377,459
Denver City & County Housing Authority, 5.00%, 07/01/2027 (Callable 07/01/2026)	2,000,000	2,048,213
Denver City & County School District No 1
5.50%, 12/01/2046 (Callable 12/01/2034)	2,320,000	2,499,239
5.50%, 12/01/2049 (Callable 12/01/2034)	4,055,000	4,341,763
Denver Health & Hospital Authority
4.00%, 12/01/2028 (Callable 08/01/2025)	100,000	100,094
5.00%, 12/01/2029 (Callable 12/01/2028)	500,000	523,978
5.00%, 12/01/2030 (Callable 12/01/2028)	350,000	365,426
5.00%, 12/01/2031 (Callable 12/01/2028)	375,000	389,926
Fossil Ridge Metropolitan District No 3
5.00%, 12/01/2032 (Callable 12/01/2030)	250,000	276,486
5.00%, 12/01/2033 (Callable 12/01/2030)	430,000	472,663

	Par	Value
5.00%, 12/01/2037 (Callable 12/01/2030)	$200,000	$213,403
5.00%, 12/01/2038 (Callable 12/01/2030)	250,000	264,936
5.00%, 12/01/2039 (Callable 12/01/2030)	250,000	262,740
Prairie Center Metropolitan District No 7, 4.13%, 12/15/2036 (Callable 12/15/2025)	35,000	33,152
Regional Transportation District Sales Tax Revenue, 5.00%, 11/01/2040 (Callable 11/01/2026)	4,945,000	4,982,256
State of Colorado, 5.25%, 03/15/2042 (Callable 03/15/2027)	6,900,000	7,008,097
Timnath Ranch Metropolitan District No 4
5.00%, 12/01/2039 (Callable 12/01/2034)	600,000	620,496
5.00%, 12/01/2044 (Callable 12/01/2034)	800,000	803,072
Town of Vail CO, 5.25%, 12/01/2050 (Callable 06/01/2035)	1,000,000	1,031,022
Vauxmont Metropolitan District, 3.25%, 12/15/2050 (Callable 07/22/2025)	1,490,000	1,111,930
Weld County School District No 6 Greeley, 5.00%, 12/01/2035 (Callable 12/01/2029)	2,350,000	2,495,787
Windy Gap Firming Project Water Activity Enterprise, 5.00%, 07/15/2046 (Callable 07/15/2031)	2,000,000	2,042,089
		78,796,269
Connecticut - 1.0%
City of New Haven CT, 5.00%, 08/01/2027	550,000	574,816
City of Waterbury CT, 5.00%, 11/15/2042 (Callable 11/15/2027)	500,000	506,708
Connecticut Housing Finance Authority
1.65%, 05/15/2028(b)	1,230,000	1,141,117
3.30%, 11/15/2039 (Callable 11/15/2028)	845,000	723,413
3.50%, 11/15/2045 (Callable 05/15/2029)	695,000	691,327
Connecticut State Health & Educational Facilities Authority
3.50%, 07/01/2026	825,000	817,019
5.00%, 07/01/2027 (Callable 07/01/2026)	60,000	60,385
2.95%, 07/01/2049(a)	2,000,000	1,995,678
2.80%, 07/01/2057(a)	2,500,000	2,485,940
Connecticut State Higher Education Supplement Loan Authority
5.00%, 11/15/2029(b)	1,080,000	1,139,736
5.00%, 11/15/2030(b)	1,075,000	1,140,962
5.00%, 11/15/2031(b)	750,000	800,134

The accompanying notes are an integral part of these financial statements.

170

Baird Strategic Municipal Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Connecticut - (Continued)
5.00%, 11/15/2032(b)	$320,000	$337,972
5.00%, 11/15/2045 (Callable 05/05/2026)(a)(b)	2,000,000	2,015,706
Stamford Housing Authority, 4.75%, 10/01/2032	2,000,000	2,025,697
State of Connecticut Special Tax Revenue, 5.00%, 10/01/2036 (Callable 10/01/2028)	4,815,000	5,002,435
Town of Sprague CT, 4.00%, 09/01/2025	55,000	55,049
		21,514,094
District of Columbia - 1.2%
District of Columbia
5.00%, 07/01/2027	125,000	129,260
5.00%, 04/01/2035 (Callable 04/01/2027)	795,000	808,031
5.00%, 06/01/2041 (Callable 12/01/2026)	1,000,000	1,005,597
District of Columbia Housing Finance Agency
5.00%, 03/01/2029 (Callable 02/01/2028)(a)	1,750,000	1,834,117
4.10%, 09/01/2046(a)	3,000,000	3,084,240
District of Columbia Income Tax Revenue, 5.50%, 07/01/2047 (Callable 07/01/2032)	6,585,000	6,919,605
District of Columbia Water & Sewer Authority
4.00%, 10/01/2040 (Callable 04/01/2032)	100,000	96,661
3.00%, 10/01/2057 (Callable 07/01/2027)(a)	1,180,000	1,164,283
Metropolitan Washington Airports Authority Aviation Revenue
5.00%, 10/01/2028 (Callable 10/01/2027)(b)	2,000,000	2,071,672
5.00%, 10/01/2033 (Callable 10/01/2028)(b)	500,000	515,916
5.00%, 10/01/2034 (Callable 10/01/2026)(b)	5,295,000	5,343,746
5.00%, 10/01/2037 (Callable 10/01/2027)(b)	1,000,000	1,011,065
Washington Metropolitan Area Transit Authority Dedicated Revenue, 5.00%, 07/15/2045 (Callable 07/15/2030)	2,500,000	2,527,047
		26,511,240
Florida - 3.9%
Broward County Housing Finance Authority, 5.00%, 10/01/2038	2,980,869	3,049,582
Capital Projects Finance Authority/FL, 5.00%, 10/01/2027	1,000,000	1,031,394

	Par	Value
Capital Trust Agency, Inc., 3.38%, 07/01/2031(c)	$895,000	$852,969
City of Apopka FL Utility System Revenue, 4.00%, 10/01/2026 (Callable 08/01/2025)	250,000	250,240
City of Cape Coral FL Water & Sewer Revenue
5.00%, 10/01/2036 (Callable 10/01/2033)	325,000	357,256
5.00%, 10/01/2037 (Callable 10/01/2033)	520,000	566,178
5.00%, 10/01/2038 (Callable 10/01/2033)	325,000	350,272
5.65%, 03/01/2054 (Callable 03/01/2033)	3,750,000	3,920,811
City of Deerfield Beach FL, 5.25%, 12/01/2041 (Callable 12/01/2028)	1,020,000	1,051,179
City of Miami FL, 5.00%, 01/01/2032 (Callable 01/01/2028)(c)	1,850,000	1,922,325
City of Tallahassee FL, 5.00%, 12/01/2027 (Callable 12/01/2025)	500,000	502,874
City of Tampa FL, 5.00%, 07/01/2037 (Callable 07/01/2026)	5,000,000	5,018,180
Collier County Industrial Development Authority, 5.00%, 10/01/2054 (Callable 10/01/2030)(a)	1,250,000	1,350,369
County of Miami-Dade FL
0.00%, 10/01/2034(e)	1,000,000	712,630
0.00%, 10/01/2035(e)	1,000,000	678,182
County of Miami-Dade FL Aviation Revenue
5.00%, 10/01/2027(b)	3,650,000	3,781,305
5.00%, 10/01/2028(b)	4,100,000	4,305,021
County of Miami-Dade FL Rickenbacker Causeway Revenue, 5.00%, 10/01/2031 (Callable 08/01/2025)	160,000	160,166
County of Miami-Dade Seaport Department, 4.00%, 10/01/2040 (Callable 10/01/2031)(b)	115,000	110,562
County of Osceola FL Transportation Revenue, 0.00%, 10/01/2029(e)	800,000	683,447
County of Palm Beach FL, 5.00%, 04/01/2029(c)	1,045,000	1,056,600
Florida Development Finance Corp.
5.25%, 06/15/2029 (Callable 06/15/2027)(c)	3,450,000	3,442,660
5.00%, 08/15/2032(c)	1,365,000	1,337,515
5.00%, 02/01/2035 (Callable 02/01/2032)	1,000,000	1,040,612
Florida Higher Educational Facilities Financing Authority
5.00%, 04/01/2033 (Callable 04/01/2026)	1,475,000	1,484,777

The accompanying notes are an integral part of these financial statements.

171

Baird Strategic Municipal Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Florida - (Continued)
5.00%, 07/01/2035 (Callable 07/01/2033)(c)	$3,600,000	$3,591,937
Florida Housing Finance Corp.
4.20%, 01/01/2045 (Callable 01/01/2028)	55,000	50,972
6.25%, 01/01/2055 (Callable 07/01/2033)	1,250,000	1,369,588
Florida Insurance Assistance Interlocal Agency, Inc., 2.64%, 09/01/2032 (Callable 07/01/2025)(a)	3,000,000	3,000,000
Greater Orlando Aviation Authority
5.00%, 10/01/2029 (Callable 10/01/2025)(b)	1,005,000	1,006,520
5.00%, 10/01/2031 (Callable 10/01/2027)(b)	3,795,000	3,898,849
5.00%, 10/01/2036 (Callable 10/01/2027)(b)	1,000,000	1,013,207
Highlands County Health Facilities Authority, 1.94%, 11/15/2037 (Callable 08/01/2025)(a)	2,000,000	2,000,000
Hillsborough County Housing Finance Authority, 5.00%, 12/01/2042 (Callable 06/01/2038)	2,000,000	2,010,743
Jacksonville Housing Authority, 5.00%, 02/01/2034 (Callable 02/01/2033)	1,000,000	1,051,145
Lee County Housing Finance Authority, 3.55%, 08/01/2027 (Callable 08/01/2025)(a)	1,000,000	1,000,027
Miami-Dade County Housing Finance Authority
3.55%, 01/01/2027(a)	2,645,000	2,646,535
3.40%, 04/01/2041 (Callable 07/22/2025)(a)	1,450,000	1,450,026
Orlando Utilities Commission, 1.25%, 10/01/2046 (Callable 04/01/2028)(a)	2,100,000	1,882,557
Osceola County Housing Finance Authority, 3.40%, 04/01/2028(a)	5,300,000	5,322,773
Pasco County School Board, 5.00%, 08/01/2046 (Callable 08/01/2031)	500,000	507,638
Pinellas County Industrial Development Authority, 5.00%, 07/01/2039 (Callable 07/01/2029)	1,000,000	968,774
Putnam County Development Authority/FL, 5.00%, 03/15/2042 (Callable 05/01/2028)	4,500,000	4,514,111
Sarasota County Health Facilities Authority, 4.00%, 05/15/2028 (Callable 08/01/2025)	45,000	44,936
Seminole County School Board, 5.00%, 07/01/2034 (Callable 07/01/2026)	1,150,000	1,170,088

	Par	Value
St Johns County Housing Finance Authority
3.55%, 07/01/2027(a)	$1,000,000	$1,000,000
5.50%, 12/01/2028 (Callable 06/01/2026)(a)(c)	2,500,000	2,494,012
Sumter County Industrial Development Authority/FL, 5.00%, 07/01/2025	500,000	500,000
Tradition Community Development District No 1, 4.00%, 05/01/2028 (Callable 08/01/2025)	1,495,000	1,496,250
Village Community Development District No 8, 4.50%, 05/01/2039 (Callable 05/01/2030)	1,765,000	1,787,103
Volusia County Educational Facility Authority
5.00%, 06/01/2029	550,000	578,653
5.00%, 06/01/2030	500,000	530,116
		85,903,666
Georgia - 2.1%
Bartow County Development Authority
3.95%, 12/01/2032(a)	1,000,000	1,017,441
2.88%, 08/01/2043(a)	2,110,000	2,107,299
Carrollton Payroll Development Authority, 5.00%, 07/01/2029	200,000	215,789
Clayton County Development Authority, 4.00%, 07/01/2034 (Callable 07/01/2027)	670,000	670,048
Columbus County Housing Authority, 3.30%, 11/01/2028(a)	1,150,000	1,153,603
Decatur Housing Authority
3.60%, 08/01/2028 (Callable 08/01/2027)(a)	2,000,000	2,022,181
3.25%, 09/01/2028 (Callable 09/01/2027)(a)	2,250,000	2,257,991
DeKalb County Housing Authority
4.00%, 12/01/2033 (Callable 12/01/2030)	5,000,000	5,001,300
4.13%, 12/01/2034 (Callable 12/01/2031)	3,050,000	2,972,610
Development Authority of Gwinnett County, 5.00%, 07/01/2040 (Callable 07/01/2027)	3,010,000	3,040,450
Development Authority of Heard County, 2.70%, 09/01/2029 (Callable 07/01/2025)(a)	6,600,000	6,600,000
Gainesville & Hall County Hospital Authority, 5.00%, 10/15/2030	1,625,000	1,773,466
Georgia Housing & Finance Authority, 5.05%, 12/01/2045 (Callable 06/01/2033)	2,600,000	2,605,942
Georgia Municipal Association, Inc., 4.00%, 01/01/2050 (Callable 01/01/2035)	2,000,000	1,747,013

The accompanying notes are an integral part of these financial statements.

172

Baird Strategic Municipal Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Georgia - (Continued)
Gwinnett County School District, 5.00%, 02/01/2040 (Callable 02/01/2029)	$3,500,000	$3,611,327
Main Street Natural Gas, Inc., 5.00%, 12/01/2028	1,400,000	1,464,314
4.00%, 07/01/2052 (Callable 06/01/2027)(a)	1,175,000	1,186,046
5.00%, 06/01/2053 (Callable 03/01/2030)(a)	2,400,000	2,515,869
5.00%, 07/01/2053 (Callable 12/01/2029)(a)	2,500,000	2,634,036
South Regional Joint Development Authority, 5.00%, 08/01/2035 (Callable 08/01/2026)	2,020,000	2,051,600
		46,648,325
Hawaii - 0.3%
City & County of Honolulu HI, 4.00%, 10/01/2031 (Callable 10/01/2025)	3,000,000	3,005,030
State of Hawaii Airports System Revenue, 5.00%, 08/01/2027 (Callable 07/22/2025)(b)	2,685,000	2,687,544
		5,692,574
Idaho - 0.8%
Boise-Kuna Irrigation District, 5.00%, 06/01/2031 (Callable 08/01/2025)	2,090,000	2,091,577
Idaho Housing & Finance Association
3.00%, 05/01/2032	1,075,000	1,003,567
3.00%, 05/01/2032	890,000	839,497
3.00%, 05/01/2042 (Callable 05/01/2032)	425,000	317,576
5.00%, 05/01/2044 (Callable 05/01/2032)	425,000	423,282
5.75%, 05/01/2048 (Callable 05/01/2031)	500,000	515,057
5.00%, 05/01/2049 (Callable 05/01/2032)	665,000	644,516
6.00%, 07/01/2054 (Callable 01/01/2033)	4,930,000	5,391,256
5.75%, 05/01/2058 (Callable 05/01/2031)	500,000	509,863
Southern Idaho Regional Solid Waste District, 4.00%, 03/01/2028 (Callable 09/01/2027)	5,650,000	5,692,098
		17,428,289
Illinois - 7.0%
Berwyn Municipal Securitization Corp., 5.00%, 01/01/2035 (Callable 01/01/2029)	3,630,000	3,794,095
Central Lake County Joint Action Water Agency, 4.00%, 05/01/2032 (Callable 05/01/2026)	1,080,000	1,082,372

	Par	Value
Champaign & Piatt Counties Community Unit School District No 3, 3.50%, 09/01/2029 (Callable 08/01/2025)	$180,000	$179,062
Chicago Board of Education, 0.00%, 12/01/2025(e)	1,000,000	983,853
Chicago Board of Education Dedicated Capital Improvement Tax, 5.25%, 04/01/2034 (Callable 04/01/2033)	1,000,000	1,087,485
Chicago Midway International Airport, 5.00%, 01/01/2027(b)	445,000	455,602
Chicago O’Hare International Airport
5.00%, 01/01/2030(b)	6,850,000	7,262,225
5.00%, 01/01/2031 (Callable 01/01/2027)(b)	1,000,000	1,016,470
Chicago O’Hare International Airport, 5.00%, 01/01/2032 (Callable 01/01/2027)(b)	3,460,000	3,495,812
5.00%, 01/01/2033 (Callable 01/01/2027)(b)	1,500,000	1,518,483
5.00%, 01/01/2034 (Callable 01/01/2026)(b)	975,000	978,568
5.00%, 01/01/2035 (Callable 01/01/2026)(b)	805,000	807,472
5.00%, 01/01/2036 (Callable 01/01/2032)(b)	500,000	521,392
5.50%, 01/01/2055 (Callable 01/01/2032)(b)	1,255,000	1,279,687
Chicago Park District, 5.25%, 01/01/2042 (Callable 01/01/2033)	1,255,000	1,298,292
City of Chicago IL
0.00%, 01/01/2029(e)	4,125,000	3,639,278
3.40%, 06/01/2029 (Callable 06/01/2028)(a)	3,000,000	3,020,739
6.00%, 01/01/2046 (Callable 01/01/2034)	2,000,000	2,133,296
City of Chicago IL Wastewater Transmission Revenue, 5.25%, 01/01/2042 (Callable 01/01/2027)	3,000,000	3,063,443
5.25%, 01/01/2043 (Callable 07/01/2032)	1,000,000	1,044,241
City of Chicago IL Waterworks Revenue 5.00%, 11/01/2027 (Callable 11/01/2026)	100,000	102,999
City of Chicago IL Waterworks Revenue, 5.00%, 11/01/2029 (Callable 11/01/2026)	1,445,000	1,474,667
5.00%, 11/01/2031 (Callable 11/01/2026)	1,845,000	1,877,012
City of Hillsboro IL
5.00%, 12/01/2040 (Callable 12/01/2034)	425,000	445,886

The accompanying notes are an integral part of these financial statements.

173

Baird Strategic Municipal Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Illinois - (Continued)
5.00%, 12/01/2045 (Callable 12/01/2034)	$725,000	$731,874
City of Mount Vernon IL, 4.00%, 12/15/2032 (Callable 06/15/2030)	3,200,000	3,235,938
Cook County Community College District No 524 Moraine Valley, 3.00%, 06/01/2038 (Callable 06/01/2030)	530,000	456,785
Cook County Community Consolidated School District No 21 Wheeling, 3.00%, 12/01/2035 (Callable 12/01/2028)	830,000	747,183
Cook County Community Consolidated School District No 65 Evanston, 4.00%, 12/01/2030 (Callable 12/01/2028)	1,075,000	1,094,776
Cook County School District No 111 Burbank, 5.00%, 12/01/2032 (Callable 12/01/2027)	1,250,000	1,292,905
Cook County School District No 144 Prairie Hills, 0.00%, 12/01/2027(e)	35,000	32,389
Illinois Finance Authority
5.00%, 09/01/2025	610,000	611,903
5.00%, 10/01/2025	150,000	150,419
5.00%, 03/01/2026	900,000	907,699
5.00%, 04/01/2026	200,000	202,316
5.00%, 02/15/2027	420,000	425,310
5.00%, 04/01/2027	305,000	313,536
5.00%, 08/01/2027	400,000	409,755
5.00%, 09/01/2027 (Callable 09/01/2026)	500,000	509,063
5.00%, 08/01/2028	600,000	619,844
5.00%, 02/15/2030 (Callable 08/15/2027)	1,125,000	1,138,994
4.00%, 05/01/2030 (Callable 05/01/2028)	275,000	275,606
5.00%, 05/15/2030 (Callable 07/22/2025)	25,000	25,006
5.00%, 10/01/2030	750,000	790,822
3.00%, 09/01/2031 (Callable 09/01/2026)	1,475,000	1,363,544
5.00%, 10/01/2031 (Callable 10/01/2030)	715,000	750,238
5.00%, 02/15/2032 (Callable 08/15/2027)	500,000	504,137
5.00%, 05/15/2032 (Callable 11/15/2028)	1,195,000	1,244,799
5.00%, 10/01/2032 (Callable 10/01/2030)	750,000	783,358
5.00%, 05/15/2033 (Callable 11/15/2028)	2,000,000	2,076,626

	Par	Value
5.00%, 10/01/2033 (Callable 10/01/2030)	$1,250,000	$1,299,188
5.00%, 03/01/2034 (Callable 03/01/2027)	905,000	912,547
5.00%, 10/01/2035 (Callable 10/01/2030)	1,325,000	1,363,640
5.00%, 02/15/2037 (Callable 08/15/2027)	1,000,000	988,762
4.13%, 11/15/2037 (Callable 11/15/2025)	300,000	283,573
5.25%, 04/01/2039 (Callable 04/01/2034)	1,180,000	1,226,043
5.00%, 11/15/2039 (Callable 07/22/2025)	2,500,000	2,499,885
5.25%, 04/01/2043 (Callable 04/01/2034)	1,335,000	1,392,751
4.80%, 12/01/2043 (Callable 07/01/2033)(a)(b)(c)	2,750,000	2,783,975
Illinois Housing Development Authority
1.70%, 04/01/2031 (Callable 04/01/2029)	1,300,000	1,141,256
2.90%, 08/01/2031 (Callable 02/01/2026)	1,000,000	955,895
2.15%, 10/01/2041 (Callable 04/01/2030)	915,000	620,466
1.95%, 04/01/2045 (Callable 07/01/2025)(a)	500,000	500,000
4.50%, 10/01/2052 (Callable 10/01/2030)	1,110,000	1,134,823
6.25%, 10/01/2054 (Callable 10/01/2032)	3,530,000	3,912,511
Illinois Sports Facilities Authority, 5.00%, 06/15/2030 (Callable 06/15/2029)	3,750,000	3,945,978
5.00%, 06/15/2031	2,025,000	2,130,125
5.25%, 06/15/2031 (Callable 07/27/2025)	600,000	601,145
Illinois State Toll Highway Authority, 5.00%, 01/01/2042 (Callable 01/01/2028)	1,500,000	1,509,071
Iroquois County Community Unit School District No 124 Milford
5.00%, 12/01/2031	1,025,000	1,108,833
5.00%, 12/01/2033	985,000	1,072,308
Joliet Park District
5.00%, 02/01/2028	200,000	209,689
5.00%, 02/01/2029	200,000	212,559
5.00%, 02/01/2030	245,000	263,673
5.00%, 02/01/2031	360,000	390,655
5.00%, 02/01/2032	200,000	218,704
Kane & DeKalb Counties Community Unit School District No 301 Burlington, 4.00%, 01/01/2037 (Callable 01/01/2027)	2,000,000	1,958,259

The accompanying notes are an integral part of these financial statements.

174

Baird Strategic Municipal Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Illinois - (Continued)
Kankakee & Will Counties Community Unit School District No 5/IL, 4.00%, 05/01/2027 (Callable 08/01/2025)	$415,000	$415,043
Knox & Warren Counties Community Unit School District No 205 Galesburg, 5.50%, 12/01/2037 (Callable 12/01/2027)	3,000,000	3,085,643
Lake County Consolidated High School District No 120 Mundelein, 5.50%, 12/01/2039 (Callable 12/01/2032)	255,000	271,499
Madison Bond Etc Counties Community Unit School District No 5 Highland
5.50%, 02/01/2032 (Callable 02/01/2030)	575,000	636,950
5.50%, 02/01/2034 (Callable 02/01/2030)	600,000	658,520
5.50%, 02/01/2035 (Callable 02/01/2030)	570,000	622,770
Madison County Community Unit School District No 8 Bethalto, 4.00%, 12/01/2032 (Callable 12/01/2028)	1,000,000	1,009,733
Marshall Putnam & Bureau Counties Community Unit School District No 5 Henry
5.00%, 12/01/2036 (Callable 12/01/2034)	685,000	736,943
5.00%, 12/01/2037 (Callable 12/01/2034)	580,000	617,680
5.00%, 12/01/2038 (Callable 12/01/2034)	830,000	873,110
5.00%, 12/01/2040 (Callable 12/01/2034)	855,000	880,888
5.00%, 12/01/2041 (Callable 12/01/2034)	475,000	484,440
Metropolitan Pier & Exposition Authority
0.00%, 06/15/2026(e)	200,000	193,631
0.00%, 06/15/2027(e)	5,400,000	5,058,811
5.50%, 06/15/2029	740,000	779,792
0.00%, 12/15/2034(e)	2,000,000	1,350,892
Monroe & St Clair Counties Community Unit School District No 5 Waterloo, 5.00%, 04/15/2029 (Callable 04/15/2026)	1,630,000	1,649,254
Niles Park District, 3.00%, 12/01/2032 (Callable 08/01/2025)	570,000	542,002
Northern Illinois University
5.00%, 04/01/2030	450,000	478,164
5.00%, 10/01/2031 (Callable 04/01/2031)	450,000	482,254

	Par	Value
4.00%, 10/01/2032 (Callable 04/01/2031)	$500,000	$505,234
5.00%, 04/01/2036 (Callable 04/01/2034)	500,000	529,321
5.00%, 04/01/2037 (Callable 04/01/2034)	600,000	630,503
Peoria Public Building Commission, 0.00%, 12/01/2025(e)	1,000,000	982,926
Piatt Champaign & DeWitt Counties Community Unit School District No 25
5.00%, 11/01/2032 (Callable 11/01/2026)	1,935,000	1,980,764
5.00%, 11/01/2035 (Callable 11/01/2026)	1,430,000	1,462,502
Regional Transportation Authority, 5.00%, 06/01/2034 (Callable 06/01/2026)	1,000,000	1,013,184
Rock Island County School District No 41 Rock Island/Milan
5.50%, 12/01/2038 (Callable 12/01/2031)	125,000	134,140
5.00%, 01/01/2041 (Callable 01/01/2035)	800,000	836,050
5.00%, 01/01/2043 (Callable 01/01/2035)	1,000,000	1,029,326
5.00%, 01/01/2044 (Callable 01/01/2035)	500,000	511,238
Sangamon Logan & Menard Counties Community Unit School Dist No 15 Williamsville, 5.00%, 12/01/2036 (Callable 12/01/2029)	100,000	103,377
Southern Illinois University, 4.00%, 04/01/2030	1,575,000	1,620,667
St Clair County Community Unit School District No 187 Cahokia
5.00%, 01/01/2032	300,000	331,991
5.00%, 01/01/2033	260,000	289,645
5.00%, 01/01/2034	275,000	307,642
St Clair County Community Unit School District No 187 Cahokia, 5.00%, 01/01/2035 (Callable 01/01/2034)	775,000	849,645
St Clair County Community Unit School District No 187 Cahokia, 5.00%, 01/01/2036 (Callable 01/01/2034)	490,000	533,305
5.00%, 01/01/2037 (Callable 01/01/2034)	225,000	240,668
State of Illinois, 5.00%, 01/01/2026	50,000	50,454
University of Illinois, 4.00%, 04/01/2035 (Callable 04/01/2026)	1,205,000	1,199,788
Upper Illinois River Valley Development Authority
5.00%, 12/01/2025	125,000	125,466

The accompanying notes are an integral part of these financial statements.

175

Baird Strategic Municipal Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Illinois - (Continued)
5.00%, 12/01/2028	$75,000	$78,534
4.00%, 01/01/2031 (Callable 01/01/2027)(c)	210,000	203,530
Village of Elk Grove Village IL, 5.00%, 01/01/2036 (Callable 01/01/2027)	1,000,000	1,019,736
Village of Hoffman Estates IL, 4.00%, 12/01/2027 (Callable 12/01/2025)	500,000	501,612
Village of Rosemont IL, 5.00%, 12/01/2042 (Callable 06/01/2030)	7,000,000	7,099,035
Wauconda Special Service Area No 1, 5.00%, 03/01/2033 (Callable 07/22/2025)	3,510,000	3,512,584
Will County Community High School District No 210 Lincoln-Way
0.00%, 01/01/2028(e)	310,000	284,617
0.00%, 01/01/2032(e)	125,000	97,692
4.00%, 01/01/2034 (Callable 01/01/2029)	150,000	149,672
Will County Community Unit School District No 201-U Crete-Monee
5.00%, 01/15/2036 (Callable 01/15/2034)	330,000	355,359
5.00%, 01/15/2037 (Callable 01/15/2034)	350,000	373,225
5.00%, 01/15/2038 (Callable 01/15/2034)	365,000	385,505
5.00%, 01/15/2039 (Callable 01/15/2034)	190,000	199,024
5.00%, 01/15/2040 (Callable 01/15/2034)	200,000	207,182
5.00%, 01/15/2041 (Callable 01/15/2034)	215,000	221,048
5.00%, 01/15/2042 (Callable 01/15/2034)	220,000	224,585
Will County School District No 114 Manhattan, 5.50%, 09/01/2052 (Callable 01/01/2033)	3,000,000	3,108,860
Will County Township High School District No 204 Joliet, 4.00%, 01/01/2037 (Callable 01/01/2027)	105,000	104,798
		152,116,023
Indiana - 1.5%
City of Elkhart IN Redevelopment District, 4.00%, 08/01/2028 (Callable 08/01/2025)	200,000	200,044
City of Indianapolis Department of Public Utilities Water System Revenue, 5.00%, 10/01/2037 (Callable 10/01/2026)	1,350,000	1,354,335
City of La Porte IN Waterworks Revenue, 3.50%, 07/01/2029 (Callable 01/01/2026)	1,630,000	1,615,699

	Par	Value
City of Rockport IN, 3.13%, 07/01/2025	$2,000,000	$2,000,000
Fishers Town Hall Building Corp., 5.50%, 07/15/2038 (Callable 07/15/2032)	140,000	153,306
Gary Chicago International Airport Authority
5.00%, 02/01/2032	225,000	243,660
5.00%, 02/01/2033	330,000	358,661
5.00%, 02/01/2034	370,000	402,656
5.00%, 02/01/2035	390,000	423,263
5.00%, 02/01/2036 (Callable 02/01/2035)	325,000	349,181
Griffith Multi-School Building Corp., 5.00%, 07/15/2036 (Callable 07/15/2034)	710,000	768,040
Hammond Local Public Improvement Bond Bank
4.63%, 07/15/2029 (Callable 07/15/2028)(c)	595,000	596,869
5.50%, 07/15/2036 (Callable 07/15/2030)	1,500,000	1,573,177
Indiana Finance Authority
5.00%, 09/15/2026	1,015,000	1,030,214
5.00%, 04/01/2028	870,000	900,638
5.00%, 10/01/2029 (Callable 10/01/2027)	525,000	525,995
5.75%, 06/01/2037 (Callable 12/01/2033)	600,000	658,594
5.75%, 06/01/2038 (Callable 12/01/2033)	635,000	691,058
5.75%, 06/01/2039 (Callable 12/01/2033)	670,000	725,517
5.00%, 06/01/2040 (Callable 12/01/2028)	1,000,000	1,007,656
5.75%, 06/01/2040 (Callable 12/01/2033)	710,000	761,601
5.75%, 06/01/2048 (Callable 12/01/2033)	1,630,000	1,699,505
5.00%, 10/01/2064 (Callable 10/01/2028)(a)	3,500,000	3,733,256
Indiana Health & Educational Facilities Financing Authority, 5.00%, 11/15/2046 (Callable 11/15/2026)	150,000	148,146
Indianapolis Local Public Improvement Bond Bank, 5.00%, 01/01/2030(b)	1,250,000	1,250,000
Noblesville Community Development Corp., 5.00%, 08/01/2038 (Callable 02/01/2034)	2,300,000	2,442,499
Noblesville Redevelopment Authority, 5.50%, 07/15/2043 (Callable 07/15/2031)	100,000	105,797
Plainfield Redevelopment Authority
5.00%, 02/01/2030	220,000	230,851

The accompanying notes are an integral part of these financial statements.

176

Baird Strategic Municipal Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Indiana - (Continued)
3.25%, 08/01/2032 (Callable 08/01/2025)	$145,000	$136,494
Posey County Redevelopment Authority, 5.00%, 07/15/2025	3,000,000	3,001,414
Salem Elementary School Building Corp./IN, 4.38%, 07/15/2032 (Callable 07/15/2031)	1,495,000	1,534,499
Town of Plainfield IN Redevelopment District, 3.00%, 07/01/2031 (Callable 07/01/2027)	435,000	424,493
West Lafayette School Building Corp.
3.00%, 07/15/2036 (Callable 07/15/2029)	1,650,000	1,470,702
5.00%, 01/15/2038 (Callable 07/15/2028)	1,000,000	1,032,291
		33,550,111
Iowa - 1.9%
City of Bondurant IA, 5.00%, 06/01/2044 (Callable 06/01/2033)	4,000,000	3,934,223
City of Coralville IA, 4.50%, 06/01/2032 (Callable 08/01/2025)	2,000,000	1,947,030
City of Le Mars IA Water Revenue
5.00%, 06/01/2038 (Callable 06/01/2033)	1,425,000	1,502,618
5.00%, 06/01/2039 (Callable 06/01/2033)	1,500,000	1,568,990
5.00%, 06/01/2040 (Callable 06/01/2033)	1,575,000	1,635,544
5.00%, 06/01/2043 (Callable 06/01/2033)	1,480,000	1,510,201
City of Stuart IA, 4.75%, 06/01/2026 (Callable 08/01/2025)	1,000,000	1,000,385
Clear Creek-Amana Community School District, 4.00%, 06/01/2027 (Callable 06/01/2026)	4,000,000	4,027,308
County of Polk IA, 5.00%, 06/01/2037 (Callable 06/01/2032)(b)	2,595,000	2,730,097
Iowa Finance Authority
7.50%, 01/01/2032 (Callable 01/01/2030)(c)	1,000,000	925,818
5.00%, 08/01/2042 (Callable 02/01/2035)	3,000,000	3,183,890
6.00%, 11/01/2042 (Callable 11/01/2041)(c)	4,500,000	4,274,771
4.00%, 07/01/2047 (Callable 07/01/2028)	125,000	126,029
3.25%, 07/01/2050 (Callable 07/01/2029)	70,000	69,449
5.50%, 07/01/2053 (Callable 01/01/2033)	2,365,000	2,498,377
Iowa Higher Education Loan Authority
5.00%, 10/01/2026	750,000	766,201

	Par	Value
5.00%, 12/01/2041 (Callable 12/01/2026)	$1,000,000	$1,014,939
Iowa Student Loan Liquidity Corp.
5.00%, 12/01/2027(b)	580,000	599,736
5.00%, 12/01/2028(b)	580,000	606,818
5.00%, 12/01/2029(b)	500,000	523,908
Keokuk Municipal Water Works
4.00%, 04/01/2033 (Callable 04/01/2032)	245,000	245,334
4.00%, 04/01/2034 (Callable 04/01/2032)	255,000	253,436
4.25%, 04/01/2037 (Callable 04/01/2032)	170,000	165,821
4.35%, 04/01/2038 (Callable 04/01/2032)	470,000	453,640
4.50%, 04/01/2040 (Callable 04/01/2032)	535,000	507,160
PEFA, Inc., 5.00%, 09/01/2049 (Callable 06/01/2026)(a)	5,160,000	5,222,966
		41,294,689
Kansas - 0.6%
City of Burlington KS, 4.30%, 03/01/2045 (Callable 03/03/2026)(a)	2,850,000	2,854,372
City of Goddard KS, 4.00%, 10/01/2026 (Callable 04/01/2026)	3,000,000	3,017,943
City of Maize KS, 4.00%, 10/01/2027 (Callable 10/01/2025)	1,560,000	1,561,436
City of Park City KS, 3.75%, 09/01/2026 (Callable 08/01/2025)	1,000,000	1,000,350
City of Wichita KS, 5.88%, 05/15/2050 (Callable 05/15/2031)	1,000,000	940,590
Wyandotte County-Kansas City Unified Government, 0.00%, 12/01/2027(e)	210,000	190,814
Wyandotte County-Kansas City Unified Government Utility System Revenue, 5.00%, 09/01/2036 (Callable 09/01/2026)	3,000,000	3,041,638
		12,607,143
Kentucky - 1.8%
City of Columbia KY, 3.25%, 12/01/2028	50,000	48,022
County of Trimble KY
3.75%, 06/01/2033 (Callable 06/01/2027)	1,755,000	1,763,909
4.70%, 06/01/2054 (Callable 03/03/2027)(a)(b)	2,000,000	2,018,161
Garrard County School District Finance Corp.
5.00%, 08/01/2036 (Callable 08/01/2031)	1,220,000	1,299,282
5.00%, 08/01/2037 (Callable 08/01/2031)	1,000,000	1,055,300

The accompanying notes are an integral part of these financial statements.

177

Baird Strategic Municipal Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Kentucky - (Continued)
Jefferson County School District Finance Corp., 2.00%, 06/01/2033 (Callable 06/01/2028)	$3,170,000	$2,684,548
Kenton County Airport Board
5.00%, 01/01/2032(b)	1,750,000	1,875,914
5.00%, 01/01/2033(b)	3,225,000	3,463,690
Kentucky Economic Development Finance Authority
0.00%, 10/01/2025(e)	125,000	123,683
5.00%, 07/01/2028 (Callable 08/01/2025)	2,335,000	2,337,743
5.00%, 06/01/2030 (Callable 06/01/2027)	50,000	50,928
5.00%, 08/15/2036 (Callable 08/15/2027)	2,940,000	2,992,054
5.00%, 07/01/2040 (Callable 08/01/2025)	1,290,000	1,290,098
Kentucky Municipal Power Agency, 5.00%, 09/01/2029 (Callable 09/01/2025)	1,000,000	1,002,300
Kentucky Public Energy Authority
5.00%, 12/01/2027	700,000	726,623
5.00%, 06/01/2029	700,000	738,625
5.00%, 12/01/2029 (Callable 09/01/2029)	1,000,000	1,042,784
4.00%, 12/01/2050 (Callable 03/01/2026)(a)	275,000	276,125
5.25%, 06/01/2055 (Callable 09/01/2029)(a)	3,250,000	3,435,756
Kentucky State Property & Building Commission
5.00%, 11/01/2028 (Callable 11/01/2026)	200,000	204,827
5.00%, 04/01/2037 (Callable 04/01/2027)	2,000,000	2,037,806
Lexington-Fayette Urban County Airport Board, 5.00%, 07/01/2038 (Callable 07/01/2033)	320,000	339,601
Louisville/Jefferson County Metropolitan Government, 5.00%, 10/01/2029 (Callable 10/01/2026)	1,775,000	1,810,443
Morehead State University, 5.00%, 04/01/2028 (Callable 08/01/2025)	455,000	455,693
University of Louisville
5.00%, 03/01/2033 (Callable 09/01/2026)	1,200,000	1,218,679
5.00%, 03/01/2034 (Callable 09/01/2026)	2,120,000	2,149,372
4.50%, 03/01/2035 (Callable 09/01/2026)	595,000	598,320
4.50%, 03/01/2036 (Callable 09/01/2026)	1,645,000	1,651,621
		38,691,907

	Par	Value
Louisiana - 0.9%
City of Shreveport LA
5.00%, 03/01/2034	$625,000	$678,941
5.00%, 03/01/2035	350,000	380,072
5.25%, 03/01/2036 (Callable 03/01/2035)	325,000	355,649
City of Shreveport LA Water & Sewer Revenue, 5.00%, 12/01/2032 (Callable 12/01/2028)	880,000	912,573
Louisiana Housing Corp.
5.00%, 04/01/2028 (Callable 04/01/2027)(a)	2,220,000	2,292,595
5.00%, 07/01/2046 (Callable 02/01/2026)(a)	1,500,000	1,516,254
Louisiana Local Government Environmental Facilities & Community Development Auth
5.00%, 07/01/2029	1,030,000	1,097,273
3.02%, 04/01/2031 (Callable 08/01/2025)(c)	985,000	974,547
5.00%, 07/01/2031	1,145,000	1,242,928
Louisiana Public Facilities Authority
5.00%, 05/15/2026	1,000,000	1,015,840
5.25%, 10/01/2029	735,000	776,878
5.00%, 05/15/2033 (Callable 05/15/2030)	350,000	371,096
5.25%, 10/01/2046 (Callable 10/01/2033)	1,400,000	1,367,543
New Orleans Aviation Board
5.00%, 01/01/2029 (Callable 01/01/2027)(b)	750,000	764,907
5.00%, 01/01/2033 (Callable 01/01/2028)	1,930,000	1,998,994
5.00%, 01/01/2034 (Callable 01/01/2028)	1,900,000	1,960,637
St Tammany Parish Hospital Service District No 1, 5.00%, 07/01/2034 (Callable 07/01/2028)	1,520,000	1,567,987
		19,274,714
Maine - 0.3%
City of Lewiston ME, 1.50%, 02/15/2035 (Callable 02/15/2028)	1,435,000	1,075,754
Finance Authority of Maine
5.00%, 12/01/2025(b)	200,000	200,994
5.00%, 12/01/2026(b)	200,000	203,179
Maine Health & Higher Educational Facilities Authority
5.00%, 07/01/2026	100,000	101,956
5.00%, 07/01/2034 (Callable 07/01/2030)	960,000	1,022,168
5.00%, 07/01/2035 (Callable 07/01/2030)	1,510,000	1,594,397
5.00%, 07/01/2036 (Callable 07/01/2030)	1,615,000	1,695,029

The accompanying notes are an integral part of these financial statements.

178

Baird Strategic Municipal Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Maine - (Continued)
5.00%, 07/01/2037 (Callable 07/01/2030)	$350,000	$364,700
Maine State Housing Authority, 5.00%, 11/15/2052 (Callable 11/15/2031)	715,000	739,588
		6,997,765
Maryland - 0.8%
City of Baltimore MD, 5.00%, 07/01/2030 (Callable 01/01/2027)	3,000,000	3,079,114
Howard County Housing Commission, 4.13%, 12/01/2043 (Callable 12/01/2033)	2,325,000	2,098,620
Maryland Community Development Administration
0.55%, 09/01/2026	555,000	530,870
3.75%, 03/01/2050 (Callable 03/01/2029)	1,210,000	1,211,575
Maryland Economic Development Corp., 5.00%, 06/01/2030 (Callable 06/01/2028)	100,000	103,479
Maryland Stadium Authority, 5.00%, 05/01/2036 (Callable 05/01/2028)	2,315,000	2,402,579
Maryland State Transportation Authority, 5.00%, 07/01/2046 (Callable 07/01/2031)	1,695,000	1,731,573
Montgomery County Housing Opportunities Commission, 5.75%, 01/01/2058 (Callable 01/01/2034)	1,145,000	1,216,895
State of Maryland Department of Transportation, 5.25%, 08/01/2049 (Callable 08/01/2034)(b)	4,000,000	4,067,146
		16,441,851
Massachusetts - 1.2%
Commonwealth of Massachusetts, 5.25%, 04/01/2047 (Callable 04/01/2027)	5,500,000	5,564,821
Massachusetts Development Finance Agency
5.00%, 07/15/2025	65,000	65,043
3.98%, 10/01/2030	135,000	130,208
5.00%, 07/01/2035 (Callable 07/01/2026)	2,000,000	2,023,661
5.00%, 07/01/2044 (Callable 07/01/2027)	575,000	564,407
5.25%, 06/01/2065 (Callable 06/01/2035)	3,500,000	3,537,424
Massachusetts Educational Financing Authority
4.25%, 07/01/2032(b)	1,000,000	997,664
2.00%, 07/01/2037 (Callable 07/01/2031)(b)	1,825,000	1,553,087

	Par	Value
4.25%, 07/01/2044 (Callable 07/01/2033)(b)	$2,285,000	$2,246,280
Massachusetts School Building Authority
5.00%, 11/15/2034 (Callable 11/15/2026)	5,325,000	5,457,769
5.25%, 02/15/2048 (Callable 02/15/2028)	1,925,000	1,952,423
University of Massachusetts Building Authority, 5.25%, 11/01/2042 (Callable 11/01/2027)	2,700,000	2,751,862
		26,844,649
Michigan - 2.5%
Ann Arbor School District, 3.00%, 05/01/2027	1,500,000	1,500,957
Betsie Lake Utilities Authority, 5.50%, 09/01/2054 (Callable 03/01/2035)	1,125,000	1,125,460
Charter Township of Lansing MI, 2.75%, 05/01/2028 (Callable 08/01/2025)	265,000	256,851
City of Detroit MI, 6.00%, 05/01/2039 (Callable 05/01/2033)	1,000,000	1,107,152
City of Wyandotte MI Electric System Revenue, 5.00%, 10/01/2035 (Callable 10/01/2025)	1,705,000	1,712,398
Flint Hospital Building Authority, 5.00%, 07/01/2029	130,000	134,716
Grand Rapids Public Schools, 5.00%, 11/01/2040 (Callable 05/01/2029)	1,800,000	1,842,868
Great Lakes Water Authority Water Supply System Revenue, 5.00%, 07/01/2036 (Callable 07/01/2026)	3,500,000	3,534,858
Holly Area School District
5.00%, 05/01/2039 (Callable 05/01/2035)	175,000	191,483
5.00%, 05/01/2040 (Callable 05/01/2035)	155,000	167,509
5.00%, 05/01/2041 (Callable 05/01/2035)	345,000	367,482
5.00%, 05/01/2042 (Callable 05/01/2035)	365,000	385,399
5.00%, 05/01/2043 (Callable 05/01/2035)	755,000	792,325
Howell Public Schools
5.00%, 05/01/2036 (Callable 05/01/2035)	800,000	884,816
5.00%, 05/01/2037 (Callable 05/01/2035)	750,000	822,121
Michigan Finance Authority
5.00%, 07/01/2025	140,000	140,000
5.00%, 07/01/2026 (Callable 08/01/2025)	300,000	300,457
5.25%, 02/01/2027	770,000	778,870

The accompanying notes are an integral part of these financial statements.

179

Baird Strategic Municipal Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Michigan - (Continued)
5.00%, 07/01/2027 (Callable 08/01/2025)	$160,000	$160,236
5.00%, 08/31/2028	490,000	514,339
5.00%, 02/28/2029	400,000	422,057
5.00%, 08/31/2029	500,000	530,507
5.00%, 07/01/2030 (Callable 08/01/2025)	165,000	165,231
5.25%, 02/01/2032 (Callable 02/01/2027)	100,000	100,916
5.00%, 05/15/2032 (Callable 08/01/2025)	2,000,000	2,001,850
5.00%, 07/01/2032 (Callable 08/01/2025)	1,700,000	1,702,301
5.00%, 05/15/2033 (Callable 08/01/2025)	1,265,000	1,265,894
5.00%, 12/01/2037 (Callable 12/01/2027)	1,070,000	1,090,716
5.00%, 07/01/2039 (Callable 08/01/2025)	50,000	50,028
5.00%, 11/15/2041 (Callable 11/15/2026)	1,000,000	1,000,270
5.00%, 07/01/2044 (Callable 08/01/2025)	180,000	180,028
Michigan State Housing Development Authority
3.70%, 04/01/2030 (Callable 04/01/2026)	2,335,000	2,331,932
6.00%, 06/01/2054 (Callable 06/01/2033)	4,750,000	5,132,123
Michigan Strategic Fund
4.13%, 08/01/2027(b)	300,000	301,747
5.00%, 06/30/2032 (Callable 12/31/2028)(b)	1,265,000	1,296,419
5.00%, 12/31/2043 (Callable 12/31/2028)(b)	100,000	98,792
Northview Public Schools, 3.00%, 11/01/2031 (Callable 05/01/2030)	1,000,000	969,995
Oakland University
5.00%, 07/01/2026 (Callable 01/01/2026)	1,465,000	1,467,235
5.00%, 07/01/2031 (Callable 01/01/2026)	1,520,000	1,521,312
Van Dyke Public Schools, 5.25%, 05/01/2040 (Callable 05/01/2035)	3,730,000	3,911,189
Walled Lake Consolidated School District, 5.00%, 05/01/2047 (Callable 05/01/2032)	435,000	439,891
Wayne County Airport Authority
4.00%, 12/01/2027(b)	2,850,000	2,881,378
5.00%, 12/01/2027 (Callable 12/01/2025)(b)	1,000,000	1,002,422

	Par	Value
5.00%, 12/01/2028 (Callable 12/01/2025)(b)	$4,650,000	$4,661,230
5.00%, 12/01/2029 (Callable 12/01/2027)(b)	295,000	303,876
5.00%, 12/01/2030 (Callable 12/01/2025)(b)	160,000	160,365
5.00%, 12/01/2032 (Callable 12/01/2025)(b)	1,750,000	1,753,621
5.00%, 12/01/2034(b)	600,000	641,707
5.00%, 12/01/2035(b)	700,000	745,037
		54,850,366
Minnesota - 1.2%
City of Center City MN, 4.00%, 11/01/2031 (Callable 11/01/2027)	245,000	246,971
City of Coon Rapids MN, 5.60%, 12/01/2039	1,738,031	1,862,834
City of Maple Grove MN, 5.00%, 05/01/2031 (Callable 05/01/2027)	500,000	507,081
City of Minneapolis MN
5.00%, 11/15/2034 (Callable 11/15/2025)	200,000	200,631
5.00%, 11/15/2035 (Callable 11/15/2028)	2,000,000	2,071,844
5.00%, 11/15/2053 (Callable 11/15/2029)(a)	1,430,000	1,532,864
City of Virginia MN
5.00%, 12/15/2026 (Callable 08/01/2025)	5,110,000	5,114,394
4.25%, 02/01/2031	425,000	426,815
County of Washington MN, 2.38%, 02/01/2035 (Callable 02/01/2028)	1,550,000	1,343,488
Federal Home Loan Mortgage Corp., Series 2024-ML21, Class AUS, 4.62%, 08/25/2041 (Callable 08/25/2041)(a)	2,986,386	3,064,869
Housing & Redevelopment Authority of The City of St Paul Minnesota
5.00%, 12/01/2025	500,000	501,511
4.00%, 09/01/2031 (Callable 08/01/2025)	350,000	343,076
Metropolitan Council, 4.00%, 03/01/2042 (Callable 03/01/2033)	2,965,000	2,885,970
Minnesota Higher Education Facilities Authority, 5.00%, 10/01/2039 (Callable 10/01/2030)	100,000	103,466
Minnesota Housing Finance Agency
5.75%, 07/01/2053 (Callable 01/01/2033)	910,000	966,647
6.25%, 07/01/2054 (Callable 01/01/2033)	940,000	1,017,954
6.50%, 07/01/2054 (Callable 07/01/2033)	980,000	1,075,770

The accompanying notes are an integral part of these financial statements.

180

Baird Strategic Municipal Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Minnesota - (Continued)
Southern Minnesota Municipal Power Agency, 0.00%, 01/01/2027(e)	$445,000	$422,160
State of Minnesota, 5.00%, 08/01/2034 (Callable 08/01/2026)	1,500,000	1,525,302
Washington County Community Development Agency, 3.68%, 09/01/2026 (Callable 07/22/2025)(a)	1,200,000	1,200,382
		26,414,029
Mississippi - 2.0%
Biloxi Public School District, 5.00%, 04/01/2029 (Callable 04/01/2026)	250,000	253,123
City of Oxford MS, 3.50%, 09/01/2029	50,000	47,827
City of Ridgeland MS, 3.00%, 10/01/2025	325,000	324,266
County of Hinds MS
4.00%, 08/01/2027	140,000	139,660
4.63%, 09/01/2054 (Callable 09/01/2029)(c)	6,200,000	5,360,220
County of Warren MS, 6.00%, 09/01/2035 (Callable 09/01/2033)	1,020,000	1,188,848
Harrison County School District, 3.00%, 06/01/2037 (Callable 06/01/2029)	1,500,000	1,301,001
Mississippi Business Finance Corp.
3.65%, 12/01/2030 (Callable 08/01/2025)(a)	6,380,000	6,380,000
3.65%, 11/01/2035 (Callable 08/01/2025)(a)	6,100,000	6,100,000
Mississippi Development Bank
5.00%, 09/01/2025	615,000	615,684
5.00%, 11/01/2025	840,000	839,178
5.00%, 11/01/2026	780,000	781,997
5.00%, 11/01/2029 (Callable 11/01/2027)	105,000	106,629
5.00%, 06/01/2031 (Callable 06/01/2030)	1,250,000	1,352,288
1.48%, 07/01/2031 (Callable 08/01/2025)(c)	1,516,000	1,241,965
5.00%, 06/01/2032 (Callable 06/01/2030)	1,425,000	1,528,498
5.00%, 06/01/2034 (Callable 06/01/2030)	1,445,000	1,532,093
5.00%, 11/01/2034 (Callable 11/01/2027)	1,830,000	1,870,589
5.00%, 03/01/2036	3,000,000	3,112,951
3.63%, 11/01/2036 (Callable 11/01/2030)(c)	900,000	816,310
Mississippi Home Corp.
3.45%, 12/01/2032	135,000	134,652

	Par	Value
3.50%, 06/01/2033 (Callable 12/01/2032)	$200,000	$196,727
3.55%, 12/01/2033 (Callable 12/01/2032)	415,000	406,994
3.65%, 06/01/2034 (Callable 12/01/2032)	430,000	422,666
3.70%, 12/01/2034 (Callable 12/01/2032)	445,000	437,084
3.75%, 06/01/2035 (Callable 12/01/2032)	285,000	279,732
3.80%, 12/01/2035 (Callable 12/01/2032)	440,000	429,208
4.00%, 12/01/2043 (Callable 12/01/2026)	20,000	20,026
4.65%, 12/01/2044 (Callable 06/01/2033)	2,000,000	1,959,356
5.00%, 12/01/2052 (Callable 06/01/2031)	1,955,000	2,026,207
State of Mississippi Gaming Tax Revenue
5.00%, 10/15/2035 (Callable 10/15/2025)	1,955,000	1,959,134
5.00%, 10/15/2036 (Callable 10/15/2028)	1,000,000	1,027,984
Vicksburg Warren School District, 5.00%, 03/01/2028	270,000	278,791
		44,471,688
Missouri - 2.9%
Boonville School District No R-1/MO
5.00%, 03/01/2042 (Callable 03/01/2029)	1,500,000	1,538,270
5.00%, 03/01/2044 (Callable 03/01/2029)	1,400,000	1,428,567
Citizens Memorial Hospital District, 5.00%, 12/01/2026 (Callable 09/01/2026)	3,500,000	3,516,889
City of Kansas City MO, 5.00%, 02/01/2043 (Callable 02/01/2035)	650,000	669,728
City of Kansas City MO Sanitary Sewer System Revenue, 4.00%, 01/01/2036 (Callable 01/01/2028)	200,000	200,685
City of St Louis MO Airport Revenue, 5.00%, 07/01/2039 (Callable 07/01/2029)	110,000	113,260
City of University City MO
5.00%, 04/01/2027	590,000	609,642
5.00%, 04/01/2028	525,000	551,663
5.00%, 04/01/2030	660,000	710,168
5.00%, 04/01/2031	715,000	777,116
5.00%, 04/01/2032	700,000	766,695
Clay County School District No 40 Excelsior Springs, 5.00%, 04/01/2036 (Callable 04/01/2033)	550,000	579,592

The accompanying notes are an integral part of these financial statements.

181

Baird Strategic Municipal Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Missouri - (Continued)
Cole County Reorganized School District No 2, 5.00%, 03/01/2040 (Callable 03/01/2029)	$1,150,000	$1,188,812
County of Platte MO, 3.00%, 03/01/2027 (Callable 08/01/2025)	200,000	195,093
Health & Educational Facilities Authority of the State of Missouri
4.00%, 08/01/2027	810,000	806,532
5.00%, 09/01/2027	150,000	152,529
5.00%, 02/01/2030 (Callable 02/01/2026)	160,000	160,753
4.00%, 08/01/2030 (Callable 08/01/2025)	670,000	659,635
Health & Educational Facilities Authority of the State of Missouri, 5.00%, 05/01/2031	2,370,000	2,365,280
4.00%, 02/01/2032 (Callable 02/01/2029)	335,000	332,023
5.00%, 09/01/2034 (Callable 09/01/2029)	1,315,000	1,301,487
5.00%, 05/15/2036 (Callable 05/15/2026)	3,790,000	3,824,578
5.00%, 09/01/2038 (Callable 09/01/2028)	1,500,000	1,524,227
Kansas City Municipal Assistance Corp., 0.00%, 04/15/2031(e)	625,000	503,047
Kansas City School District/MO
5.00%, 04/01/2036 (Callable 04/01/2035)	4,625,000	5,046,179
5.00%, 04/01/2037 (Callable 04/01/2035)	4,860,000	5,248,509
Lincoln County Reorganized School District No R-4, 5.00%, 03/01/2037 (Callable 03/01/2029)	1,175,000	1,244,139
Missouri Development Finance Board
5.00%, 12/01/2033	250,000	273,628
5.00%, 12/01/2034 (Callable 12/01/2033)	300,000	327,509
5.00%, 12/01/2035 (Callable 12/01/2033)	430,000	464,996
5.00%, 12/01/2039 (Callable 12/01/2033)	625,000	653,628
5.50%, 12/01/2040 (Callable 12/01/2033)	560,000	604,369
Missouri Joint Municipal Electric Utility Commission,
5.00%, 06/01/2027	585,000	609,446
Missouri Joint Municipal Electric Utility Commission, 5.00%, 06/01/2028	1,265,000	1,343,754
Missouri Joint Municipal Electric Utility Commission, 5.00%, 06/01/2030	1,755,000	1,911,947

	Par	Value
Missouri Joint Municipal Electric Utility Commission, 5.00%, 06/01/2031	$2,160,000	$2,371,687
Missouri Joint Municipal Electric Utility Commission, 5.00%, 06/01/2032	2,270,000	2,511,352
Missouri Public Utilities Commission, 4.00%, 05/01/2026 (Callable 01/01/2026)	1,000,000	1,004,129
Orchard Farm R-V School District/MO, 5.25%, 04/01/2043 (Callable 04/01/2029)	2,695,000	2,742,456
Platte County R-III School District, 6.25%, 03/01/2043 (Callable 03/01/2035)	2,050,000	2,345,124
St Louis Land Clearance for Redevelopment Authority
4.25%, 06/01/2026	55,000	55,081
5.00%, 06/01/2028 (Callable 12/01/2026)	1,000,000	1,014,257
3.00%, 07/15/2032 (Callable 07/15/2031)	1,570,000	1,482,133
3.00%, 07/15/2033 (Callable 07/15/2031)	1,000,000	926,816
4.00%, 06/01/2037 (Callable 12/01/2026)	45,000	41,390
5.00%, 04/01/2038 (Callable 04/01/2027)	595,000	601,392
St Louis Municipal Finance Corp.
0.00%, 07/15/2037(e)	1,850,000	1,068,844
5.00%, 10/01/2045 (Callable 10/01/2030)	1,000,000	1,005,086
St Louis School District, 4.00%, 04/01/2029 (Callable 04/01/2026)	1,000,000	1,006,214
University City Industrial Development Authority, 5.50%, 06/15/2042 (Callable 06/15/2033)	1,000,000	969,843
Warren County School District No R-III, 5.00%, 03/01/2040 (Callable 03/01/2030)	2,700,000	2,794,268
		64,144,447
Montana - 0.1%
Montana Board of Housing, 3.00%, 12/01/2045 (Callable 06/01/2029)	115,000	86,582
Montana Facility Finance Authority, 5.00%, 07/01/2033 (Callable 07/01/2028)	1,635,000	1,684,862
		1,771,444
Nebraska - 0.8%
Central Plains Energy Project
5.00%, 05/01/2054 (Callable 08/01/2029)(a)	1,500,000	1,576,660

The accompanying notes are an integral part of these financial statements.

182

Baird Strategic Municipal Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Nebraska - (Continued)
5.00%, 08/01/2055 (Callable 05/01/2031)(a)	$3,750,000	$3,969,171
City of Fremont NE Combined Utility System Revenue, 1.75%, 07/15/2034 (Callable 07/08/2028)	1,055,000	836,836
City of Lincoln NE, 3.37%, 01/10/2048 (Callable 01/01/2028)(a)	3,450,000	3,456,952
County of Sarpy NE
1.63%, 06/01/2033 (Callable 06/23/2026)	1,000,000	823,964
1.63%, 06/01/2034 (Callable 06/23/2026)	1,765,000	1,407,263
1.75%, 06/01/2034 (Callable 06/01/2026)	2,295,000	1,857,369
Douglas County Hospital Authority No 2, 5.00%, 05/15/2026 (Callable 08/01/2025)	315,000	315,197
Madison County Hospital Authority No 1
5.00%, 07/01/2027	585,000	601,619
5.00%, 07/01/2032 (Callable 07/22/2025)	500,000	500,094
Nebraska Public Power District, 5.00%, 01/01/2037 (Callable 01/01/2026)	1,000,000	1,005,137
		16,350,262
Nevada - 0.2%
County of Clark NV, 3.75%, 01/01/2036(a)	550,000	549,648
Henderson Public Improvement Trust/NV, 3.00%, 01/01/2026	95,000	94,931
Las Vegas Redevelopment Agency
3.13%, 06/15/2033 (Callable 06/15/2026)	50,000	44,503
3.25%, 06/15/2034 (Callable 06/15/2026)	990,000	872,975
Las Vegas Valley Water District, 5.00%, 06/01/2041 (Callable 06/01/2026)	1,455,000	1,461,295
Nevada Housing Division, 7.50%, 04/01/2049 (Callable 10/01/2033)	1,500,000	1,785,851
State of Nevada Department of Business & Industry, 4.00%, 12/15/2025(c)	450,000	448,698
		5,257,901
New Hampshire - 1.6%
New Hampshire Business Finance Authority
3.25%, 04/01/2028 (Callable 01/01/2028)	8,400,000	4,569,896
4.50%, 10/01/2033	2,750,000	2,814,962

	Par	Value
5.38%, 12/15/2035 (Callable 06/15/2026)(c)	$1,475,000	$1,472,428
4.38%, 09/20/2036	2,593,613	2,511,454
4.00%, 10/20/2036	1,926,494	1,813,860
5.75%, 04/01/2039 (Callable 04/01/2033)(b)	270,000	284,204
4.17%, 01/20/2041(a)	1,995,725	1,894,968
5.75%, 04/01/2041 (Callable 04/01/2033)(b)	305,000	314,362
4.16%, 10/20/2041(a)	1,989,011	1,844,143
5.25%, 06/01/2045 (Callable 06/01/2035)	2,000,000	2,019,052
New Hampshire Health and Education Facilities Authority Act
5.00%, 07/01/2036 (Callable 01/01/2028)	3,095,000	3,160,583
3.30%, 06/01/2038 (Callable 05/01/2027)(a)	2,000,000	2,005,471
3.30%, 06/01/2040 (Callable 05/01/2027)(a)	5,000,000	5,013,678
New Hampshire Housing Finance Authority
3.70%, 01/01/2027 (Callable 07/01/2026)	3,560,000	3,576,692
3.15%, 07/01/2027 (Callable 08/01/2026)	1,375,000	1,375,364
3.20%, 01/01/2028 (Callable 01/01/2027)	1,250,000	1,245,164
		35,916,281
New Jersey - 1.6%
Camden County Improvement Authority, 5.00%, 03/01/2027 (Callable 03/01/2026)(a)	1,000,000	1,011,285
Madison Borough Board of Education, 1.00%, 08/15/2029	2,850,000	2,597,982
New Jersey Economic Development Authority
3.17% (SIFMA Municipal Swap Index + 1.25%), 09/01/2025 (Callable 07/22/2025)	430,000	429,908
5.63%, 01/01/2052 (Callable 08/01/2025)(b)	1,000,000	1,000,469
New Jersey Educational Facilities Authority
5.00%, 07/01/2026 (Callable 08/01/2025)	595,000	595,807
5.00%, 07/01/2026 (Callable 08/01/2025)	70,000	70,107
5.00%, 07/01/2027	150,000	153,590
5.00%, 07/01/2028	125,000	129,230
New Jersey Health Care Facilities Financing Authority, 5.00%, 07/01/2026 (Callable 08/01/2025)	1,095,000	1,096,419

The accompanying notes are an integral part of these financial statements.

183

Baird Strategic Municipal Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
New Jersey - (Continued)
New Jersey Higher Education Student Assistance Authority, 5.00%, 12/01/2027(b)	$3,175,000	$3,254,712
5.00%, 12/01/2028 (Callable 06/01/2028)(b)	1,000,000	1,034,986
4.00%, 12/01/2044 (Callable 12/01/2033)(b)	300,000	279,200
4.25%, 12/01/2045 (Callable 12/01/2034)(b)	2,990,000	2,915,532
4.50%, 12/01/2045 (Callable 12/01/2035)(b)	6,000,000	5,943,520
New Jersey Housing & Mortgage Finance Agency
3.60%, 05/01/2026	3,000,000	3,003,922
3.45%, 10/01/2026(b)	920,000	921,806
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2026(e)	235,000	225,332
0.00%, 12/15/2027(e)	1,950,000	1,813,589
5.00%, 06/15/2031 (Callable 06/15/2026)	2,000,000	2,029,976
New Jersey Turnpike Authority, 5.00%, 01/01/2027	2,500,000	2,582,464
Newark Housing Authority, 4.50%, 01/01/2028	125,000	127,664
River Dell Regional School District
1.00%, 09/01/2029	765,000	688,244
1.00%, 09/01/2030	800,000	699,820
1.00%, 09/01/2031	825,000	700,833
1.00%, 09/01/2032 (Callable 09/01/2031)	860,000	701,398
South Jersey Port Corp.
3.00%, 01/01/2027 (Callable 07/27/2025)	35,000	34,889
3.50%, 01/01/2032 (Callable 01/01/2026)	100,000	98,068
Township of Freehold NJ, 1.00%, 10/15/2031 (Callable 10/15/2028)	975,000	822,601
		34,963,353
New Mexico - 0.2%
City of Farmington NM, 3.88%, 06/01/2040(a)	2,500,000	2,534,844
New Mexico Hospital Equipment Loan Council, 5.00%, 08/01/2033 (Callable 08/01/2029)	925,000	972,533
Town of Clayton NM, 5.00%, 11/01/2026 (Callable 11/01/2025)	185,000	186,203
Village of Los Ranchos de Albuquerque NM, 5.00%, 09/01/2027	350,000	363,648
		4,057,228

	Par	Value
New York - 5.7%
Albany Capital Resource Corp., 5.00%, 05/01/2031 (Callable 05/01/2026)	$125,000	$126,069
Albany County Capital Resource Corp., 3.10%, 07/01/2030	200,000	187,714
Battery Park City Authority, 5.00%, 11/01/2044 (Callable 11/01/2033)	9,130,000	9,553,217
Build NYC Resource Corp., 4.00%, 12/01/2031 (Callable 12/01/2029)(c)	1,770,000	1,678,884
City of Amsterdam NY, 4.75%, 03/04/2026	3,760,000	3,773,239
City of Long Beach NY, 5.25%, 07/15/2037 (Callable 07/15/2030)	325,000	345,912
City of New York NY
5.00%, 12/01/2034 (Callable 12/01/2026)	5,710,000	5,829,418
5.25%, 02/01/2048 (Callable 08/01/2035)	2,000,000	2,087,087
City of Poughkeepsie NY
4.00%, 04/15/2028	230,000	229,218
4.00%, 04/15/2030	250,000	247,345
Clinton County Capital Resource Corp.
5.00%, 07/01/2035 (Callable 07/01/2034)(c)	1,000,000	1,065,859
5.00%, 07/01/2037 (Callable 07/01/2034)(c)	1,000,000	1,050,495
4.75%, 07/01/2043 (Callable 07/01/2034)(c)	1,475,000	1,398,949
Dutchess County Local Development Corp., 5.00%, 07/01/2030 (Callable 07/01/2026)	180,000	182,656
Empire State Development Corp., 5.00%, 03/15/2034 (Callable 09/15/2027)	3,500,000	3,626,768
Huntington Local Development Corp., 4.00%, 07/01/2027	395,000	387,371
Long Island Power Authority, 5.00%, 09/01/2042 (Callable 09/01/2027)	2,500,000	2,522,532
Monroe County Industrial Development Corp.
5.00%, 07/01/2028 (Callable 07/01/2027)(a)	2,000,000	2,076,566
4.84%, 11/01/2040	2,611,004	2,622,727
New York City Housing Development Corp.
2.25%, 11/01/2041 (Callable 05/01/2029)	1,410,000	983,429
2.50%, 11/01/2042 (Callable 11/01/2026)(a)(d)	1,500,000	1,208,341
2.10%, 11/01/2046 (Callable 07/01/2029)(a)	4,655,000	4,406,816

The accompanying notes are an integral part of these financial statements.

184

Baird Strategic Municipal Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
New York - (Continued)
5.30%, 11/01/2053 (Callable 11/01/2031)	$1,000,000	$1,015,512
0.90%, 11/01/2060 (Callable 07/22/2025)(a)	1,500,000	1,478,081
0.60%, 05/01/2061(a)	2,500,000	2,500,000
3.80%, 11/01/2063 (Callable 06/01/2027)(a)	3,065,000	3,100,385
New York City Municipal Water Finance Authority
5.25%, 06/15/2037 (Callable 06/15/2027)	3,140,000	3,224,492
5.00%, 06/15/2038 (Callable 06/15/2027)	3,000,000	3,054,852
5.00%, 06/15/2040 (Callable 12/15/2027)	200,000	203,501
New York City Transitional Finance Authority, 5.00%, 05/01/2040 (Callable 11/01/2034)	4,000,000	4,268,437
New York City Transitional Finance Authority Building Aid Revenue
5.00%, 07/15/2032 (Callable 07/15/2028)	1,900,000	1,994,635
4.00%, 07/15/2038 (Callable 07/15/2028)	200,000	195,650
5.00%, 07/15/2045 (Callable 07/15/2028)	3,500,000	3,525,152
New York City Transitional Finance Authority Future Tax Secured Revenue
5.00%, 05/01/2034 (Callable 05/01/2028)	2,780,000	2,892,618
5.00%, 05/01/2035 (Callable 05/01/2028)	3,700,000	3,835,984
5.25%, 08/01/2037 (Callable 08/01/2028)	2,000,000	2,080,616
5.50%, 11/01/2045 (Callable 11/01/2032)	5,000,000	5,290,714
New York State Dormitory Authority
5.00%, 03/15/2040 (Callable 09/15/2028)	5,745,000	5,848,762
5.00%, 02/15/2042 (Callable 08/15/2027)	4,000,000	4,069,813
New York State Housing Finance Agency
1.65%, 05/15/2039	2,381,091	1,907,742
3.35%, 06/15/2054 (Callable 04/15/2027)(a)	1,000,000	999,231
0.65%, 11/01/2056 (Callable 07/22/2025)(a)	855,000	846,001
New York Transportation Development Corp.
5.00%, 12/01/2026(b)	1,050,000	1,072,781
5.00%, 12/01/2027	100,000	104,297

	Par	Value
Onondaga Civic Development Corp.
5.00%, 10/01/2025	$295,000	$294,102
3.63%, 10/01/2028 (Callable 10/01/2025)	155,000	144,749
5.00%, 10/01/2029 (Callable 10/01/2025)	230,000	222,243
4.13%, 10/01/2035 (Callable 10/01/2025)	1,145,000	952,547
Onondaga County Trust for Cultural Resources
5.00%, 05/01/2027	180,000	184,327
5.00%, 05/01/2029 (Callable 05/01/2027)	345,000	352,644
Orange County Funding Corp., 2.63%, 07/01/2025	125,000	125,000
Port Authority of New York & New Jersey
5.00%, 10/15/2029 (Callable 10/15/2025)(b)	3,105,000	3,112,965
5.00%, 07/15/2030(b)	100,000	107,082
5.00%, 10/15/2031 (Callable 10/15/2025)(b)	2,905,000	2,911,612
5.00%, 11/15/2034 (Callable 11/15/2026)(b)	1,000,000	1,012,712
5.00%, 05/01/2035 (Callable 08/01/2025)(b)	1,000,000	1,000,457
State of New York Mortgage Agency Homeowner Mortgage Revenue, 3.50%, 04/01/2049 (Callable 10/01/2028)	150,000	149,758
Town of Ramapo NY
3.00%, 11/01/2027 (Callable 07/22/2025)	100,000	96,375
4.13%, 05/15/2028 (Callable 08/01/2025)	115,000	115,026
Town of Wallkill NY, 4.75%, 07/24/2025	10,000,000	10,006,944
Town of Watertown NY, 5.25%, 04/09/2026 (Callable 09/10/2025)	2,000,000	2,004,806
Triborough Bridge & Tunnel Authority, 5.00%, 11/15/2036 (Callable 05/15/2027)	1,565,000	1,604,789
		123,498,006
North Carolina - 0.1%
North Carolina Housing Finance Agency
4.00%, 07/01/2050 (Callable 01/01/2029)	1,425,000	1,432,134
6.25%, 01/01/2055 (Callable 07/01/2032)	980,000	1,059,485
		2,491,619

The accompanying notes are an integral part of these financial statements.

185

Baird Strategic Municipal Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
North Dakota - 1.5%
Cass County Joint Water Resource District, 3.45%, 04/01/2027 (Callable 01/01/2026)	$10,000,000	$10,003,463
City of Grand Forks ND, 5.00%, 12/01/2029	750,000	786,325
City of Horace ND
4.85%, 08/01/2026 (Callable 08/01/2025)	1,650,000	1,650,715
3.00%, 05/01/2027 (Callable 05/01/2026)	115,000	112,128
3.00%, 05/01/2029 (Callable 05/01/2026)	730,000	685,683
6.00%, 05/01/2049 (Callable 05/01/2032)	1,500,000	1,532,467
5.38%, 05/01/2050 (Callable 05/01/2033)	800,000	803,840
City of Mandan ND Sales Tax Revenue
4.00%, 09/01/2034 (Callable 08/01/2025)	325,000	324,121
3.00%, 09/01/2036 (Callable 08/01/2025)	370,000	315,699
City of Mayville ND
3.75%, 08/01/2025 (Callable 07/03/2025)	220,000	220,007
5.25%, 05/01/2038 (Callable 05/01/2031)	1,325,000	1,326,435
5.00%, 05/01/2044 (Callable 05/01/2031)	1,825,000	1,633,212
North Dakota Housing Finance Agency
5.00%, 07/01/2042 (Callable 07/01/2033)	1,000,000	1,029,158
4.25%, 01/01/2049 (Callable 01/01/2028)	80,000	80,366
North Dakota Public Finance Authority, 5.00%, 06/01/2040 (Callable 08/01/2025)	6,370,000	6,375,074
Williston Basin School District No 7
5.00%, 08/01/2033 (Callable 08/01/2032)	970,000	1,068,942
5.00%, 08/01/2036 (Callable 08/01/2032)	1,815,000	1,949,650
4.00%, 08/01/2039 (Callable 08/01/2032)	2,080,000	1,951,504
4.00%, 08/01/2040 (Callable 08/01/2032)	1,865,000	1,730,511
Williston Parks & Recreation District, 4.00%, 03/01/2032 (Callable 07/17/2025)	30,000	29,671
		33,608,971

	Par	Value
Ohio - 3.2%
Anthony Wayne Local School District, 5.00%, 12/01/2042 (Callable 12/01/2025)	$500,000	$500,792
Bedford City School District
5.50%, 12/01/2041 (Callable 06/01/2032)	1,325,000	1,394,090
5.50%, 12/01/2042 (Callable 06/01/2032)	2,100,000	2,194,548
5.50%, 12/01/2043 (Callable 06/01/2032)	4,430,000	4,612,338
City of Chillicothe OH, 5.00%, 12/01/2037 (Callable 12/01/2027)	1,700,000	1,717,694
City of Dayton OH Airport Revenue, 5.00%, 12/01/2028 (Callable 12/01/2026)(b)	1,210,000	1,232,796
Cleveland-Cuyahoga County Port Authority
5.00%, 08/01/2026 (Callable 08/01/2025)	300,000	300,457
5.00%, 08/01/2033 (Callable 08/01/2032)	1,200,000	1,288,343
5.00%, 11/15/2039 (Callable 11/15/2032)	1,365,000	1,389,931
5.50%, 08/01/2052 (Callable 08/01/2032)	1,400,000	1,430,043
Columbus Metropolitan Housing Authority
2.00%, 11/01/2026 (Callable 07/17/2025)	265,000	260,441
3.00%, 11/01/2028 (Callable 07/17/2025)	275,000	270,569
4.63%, 08/01/2042 (Callable 08/01/2034)	1,100,000	1,062,655
County of Cuyahoga OH Sales Tax Revenue, 4.00%, 01/01/2033 (Callable 01/01/2031)	100,000	103,574
County of Fayette OH, 5.25%, 12/01/2045 (Callable 12/01/2034)	3,000,000	3,060,009
County of Hamilton OH Sewer System Revenue, 5.00%, 12/01/2028	1,000,000	1,075,531
County of Hardin OH, 4.00%, 05/01/2026	55,000	54,360
County of Montgomery OH
3.00%, 08/01/2034 (Callable 02/01/2031)	200,000	184,754
5.25%, 09/01/2049 (Callable 09/01/2034)	1,430,000	1,438,224
5.25%, 09/01/2054 (Callable 09/01/2034)	1,500,000	1,498,873
Cuyahoga Metropolitan Housing Authority, 2.00%, 12/01/2031 (Callable 12/01/2028)	3,420,000	2,979,067

The accompanying notes are an integral part of these financial statements.

186

Baird Strategic Municipal Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Ohio - (Continued)
FHLMC Multifamily VRD Certificates, 2.55%, 06/15/2035	$2,790,000	$2,464,480
Kings Local School District, 5.50%, 12/01/2062 (Callable 06/01/2032)	2,000,000	2,051,880
Lexington Local School District, 3.00%, 10/01/2044 (Callable 04/01/2029)	970,000	728,115
Margaretta Local School District
5.50%, 10/01/2047 (Callable 10/01/2032)	2,375,000	2,454,087
5.50%, 10/01/2050 (Callable 10/01/2032)	1,625,000	1,669,878
Northeast Ohio Medical University, 5.00%, 12/01/2026	100,000	102,074
Ohio Air Quality Development Authority
3.70%, 07/01/2028(b)	1,250,000	1,240,311
3.70%, 10/01/2028(b)	3,000,000	2,972,954
4.00%, 09/01/2030(a)	2,150,000	2,172,769
Ohio Higher Educational Facility Commission, 5.00%, 12/01/2032	1,190,000	1,248,676
Ohio Housing Finance Agency
6.00%, 02/01/2026 (Callable 08/01/2025)(c)	1,000,000	1,000,564
5.00%, 05/01/2027 (Callable 05/01/2026)(a)	500,000	507,299
6.00%, 03/01/2032	400,000	467,188
6.00%, 09/01/2033	280,000	330,655
6.00%, 03/01/2034	250,000	295,699
4.70%, 01/01/2043	1,750,000	1,733,096
2.45%, 09/01/2045 (Callable 09/01/2029)	550,000	374,958
4.50%, 03/01/2050 (Callable 09/01/2028)	595,000	601,980
Port of Greater Cincinnati Development Authority, 5.00%, 12/01/2048 (Callable 06/01/2034)	640,000	655,505
Reynoldsburg City School District, 4.92%, 09/01/2030	4,355,000	4,462,678
State of Ohio
5.00%, 12/31/2026 (Callable 08/01/2025)(b)	1,000,000	1,001,135
5.00%, 12/31/2027 (Callable 08/01/2025)(b)	950,000	950,996
5.00%, 12/31/2035 (Callable 08/01/2025)(b)	1,700,000	1,700,791
5.00%, 12/31/2039 (Callable 08/01/2025)(b)	2,030,000	1,999,543
2.20%, 01/15/2045 (Callable 07/01/2025)(a)	2,005,000	2,005,000

	Par	Value
Summit County Development Finance Authority, 5.75%, 12/01/2053 (Callable 12/01/2033)	$750,000	$771,265
Triway Local School District, 4.00%, 12/01/2031 (Callable 12/01/2028)	1,005,000	1,019,228
University of Akron, 5.00%, 01/01/2036 (Callable 07/01/2026)	2,000,000	2,009,289
University of Cincinnati
5.00%, 06/01/2030	585,000	641,877
5.00%, 06/01/2031	620,000	688,395
5.00%, 06/01/2032	500,000	559,741
		68,931,195
Oklahoma - 2.1%
Blaine County Educational Facilities Authority, 5.00%, 12/01/2033 (Callable 12/01/2032)	1,080,000	1,154,136
Cache Educational Facilities Authority, 5.00%, 09/01/2034 (Callable 09/01/2033)	1,185,000	1,277,270
Caddo County Educational Facilities Authority, 5.00%, 09/01/2025	690,000	691,349
Canadian County Educational Facilities Authority
5.00%, 09/01/2029	1,005,000	1,082,462
5.25%, 09/01/2034 (Callable 09/01/2033)	2,500,000	2,779,950
Canadian County Independent School District No 34 El Reno, 4.50%, 07/01/2026	2,000,000	2,022,983
Delaware County Educational Facilities Authority, 5.00%, 09/01/2029	1,665,000	1,764,519
Love County Educational Facilities Authority, 4.75%, 09/01/2037 (Callable 09/01/2034)	1,135,000	1,092,295
Muskogee Industrial Trust
5.00%, 09/01/2027	275,000	283,463
4.00%, 09/01/2031 (Callable 09/01/2029)	500,000	500,715
4.00%, 09/01/2033 (Callable 09/01/2029)	1,500,000	1,478,687
Oklahoma Capitol Improvement Authority, 3.00%, 07/01/2033 (Callable 07/01/2029)	1,290,000	1,207,667
Oklahoma County Finance Authority
5.00%, 09/01/2031	2,250,000	2,350,762
5.00%, 09/01/2035	3,750,000	3,853,357
Oklahoma Development Finance Authority, 2.50%, 08/15/2031 (Callable 07/01/2025)(a)	2,250,000	2,250,000
Oklahoma Turnpike Authority, 5.00%, 01/01/2042 (Callable 01/01/2036)(f)	2,885,000	2,963,707

The accompanying notes are an integral part of these financial statements.

187

Baird Strategic Municipal Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Oklahoma - (Continued)
5.50%, 01/01/2053 (Callable 01/01/2032)	$7,960,000	$8,299,613
Okmulgee County Educational Facilities Authority, 4.00%, 09/01/2035 (Callable 09/01/2034)	1,955,000	1,864,197
Payne County Economic Development Authority, 4.25%, 09/01/2034	945,000	891,511
Pontotoc County Educational Facilities Authority
4.00%, 09/01/2026	200,000	201,723
4.00%, 09/01/2030	400,000	410,224
Tulsa County Independent School District No 9 Union
0.05%, 04/01/2026	4,000,000	3,906,832
2.00%, 04/01/2027	2,800,000	2,738,092
		45,065,514
Oregon - 1.9%
Astoria Hospital Facilities Authority, 5.00%, 08/01/2034 (Callable 02/01/2034)	3,000,000	3,270,593
City of Portland OR Sewer System Revenue, 4.50%, 05/01/2032 (Callable 05/01/2026)	2,250,000	2,271,555
Coos County School District No 9 Coos Bay, 5.00%, 06/15/2043 (Callable 06/15/2028)	2,500,000	2,521,048
County of Crook OR
0.00%, 06/01/2033 (Callable 06/01/2032)(e)	110,000	110,102
0.00%, 06/01/2037 (Callable 06/01/2032)(e)	345,000	335,692
0.00%, 12/01/2046 (Callable 06/01/2032)(e)	1,315,000	1,218,916
Hillsboro School District No 1J, 5.00%, 06/15/2036 (Callable 06/15/2027)	2,000,000	2,057,020
Lane County School District No 40 Creswell
0.00%, 06/15/2032(e)	450,000	349,350
0.00%, 06/15/2033(e)	400,000	296,292
0.00%, 06/15/2038 (Callable 06/15/2033)(e)	1,675,000	918,717
Marion County School District No 1 Gervais/OR, 5.25%, 06/15/2049 (Callable 06/15/2034)	4,815,000	5,083,388
Metro/OR, 5.00%, 06/15/2042 (Callable 06/15/2027)	2,000,000	2,029,782
Oregon Health & Science University
5.00%, 07/01/2034 (Callable 07/01/2026)	1,400,000	1,415,512
5.00%, 07/01/2046 (Callable 11/01/2031)(a)	1,130,000	1,230,263

	Par	Value
Oregon State Business Development Commission, 3.80%, 12/01/2040 (Callable 02/01/2028)(a)	$1,000,000	$1,007,738
Oregon State Facilities Authority
5.00%, 10/01/2025	325,000	325,827
5.00%, 10/01/2027 (Callable 10/01/2026)	100,000	101,410
5.00%, 10/01/2028	150,000	156,551
5.00%, 10/01/2032 (Callable 10/01/2026)	1,350,000	1,358,623
Oregon State Lottery
5.25%, 04/01/2042 (Callable 04/01/2035)	1,105,000	1,197,391
5.25%, 04/01/2043 (Callable 04/01/2035)	1,500,000	1,615,609
Port of Morrow OR, 5.15%, 10/01/2026 (Callable 10/01/2025)(c)	4,500,000	4,504,055
State of Oregon
5.25%, 06/01/2044 (Callable 06/01/2035)	1,160,000	1,244,978
5.25%, 06/01/2045 (Callable 06/01/2035)	1,700,000	1,816,266
State of Oregon Housing & Community Services Department
3.90%, 01/01/2033 (Callable 08/01/2025)(b)	70,000	67,623
3.60%, 07/01/2034 (Callable 08/01/2025)	700,000	677,239
2.90%, 07/01/2043 (Callable 07/01/2027)	1,000,000	722,684
4.00%, 01/01/2047 (Callable 07/01/2025)	25,000	25,000
4.00%, 07/01/2047 (Callable 07/01/2026)	100,000	100,020
3.50%, 01/01/2051 (Callable 01/01/2029)	75,000	74,774
Washington & Multnomah Counties School District No 48J Beaverton
5.00%, 06/15/2035 (Callable 06/15/2027)	1,000,000	1,029,848
0.00%, 06/15/2037 (Callable 06/15/2035)(e)	3,500,000	2,093,499
Washington County School District No 13 Banks
0.00%, 06/15/2028(e)	400,000	363,650
0.00%, 06/15/2029(e)	450,000	394,740
Yamhill County Hospital Authority, 4.00%, 11/15/2026 (Callable 07/22/2025)	195,000	193,025
		42,178,780
Pennsylvania - 6.2%
Allegheny County Hospital Development Authority, 5.00%, 04/01/2035 (Callable 04/01/2028)	1,200,000	1,231,150

The accompanying notes are an integral part of these financial statements.

188

Baird Strategic Municipal Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Pennsylvania - (Continued)
Allegheny County Sanitary Authority, 5.00%, 12/01/2045 (Callable 12/01/2025)	$2,500,000	$2,512,532
Allentown City School District, 5.00%, 02/01/2032 (Callable 08/01/2029)	1,545,000	1,628,411
Bethlehem Area School District, 5.00%, 08/01/2035 (Callable 02/01/2033)	750,000	819,165
Bucks County Industrial Development Authority
5.00%, 07/01/2028	1,495,000	1,549,808
5.00%, 07/01/2029	500,000	522,840
Central Bradford Progress Authority, 2.56%, 12/01/2041 (Callable 07/01/2025)(a)	900,000	900,000
Cheltenham Township School District, 3.00%, 02/15/2029 (Callable 07/22/2025)	45,000	44,913
Chester County Industrial Development Authority
5.00%, 03/01/2027 (Callable 09/01/2026)	2,000,000	2,029,684
5.00%, 08/01/2030 (Callable 08/01/2025)	110,000	110,019
5.00%, 08/01/2035 (Callable 08/01/2025)	730,000	716,340
5.00%, 08/01/2045 (Callable 08/01/2025)	655,000	586,446
City of Bradford PA
4.00%, 11/01/2026 (Callable 11/01/2025)	415,000	416,249
4.00%, 11/01/2027 (Callable 11/01/2025)	370,000	371,041
City of Erie Higher Education Building Authority, 5.00%, 05/01/2029	370,000	383,846
City of Philadelphia PA, 5.00%, 08/01/2036 (Callable 08/01/2027)	3,000,000	3,079,525
City of Philadelphia PA Airport Revenue
5.00%, 07/01/2030 (Callable 07/01/2027)(b)	1,500,000	1,536,516
5.00%, 07/01/2031 (Callable 07/01/2027)(b)	1,250,000	1,276,359
5.00%, 07/01/2033 (Callable 07/01/2027)(b)	2,500,000	2,533,342
City of Philadelphia PA Water & Wastewater Revenue, 5.25%, 09/01/2049 (Callable 09/01/2034)	4,050,000	4,204,548
City of York PA
5.00%, 11/15/2025	525,000	525,991
5.00%, 11/15/2026	205,000	207,257

	Par	Value
5.00%, 11/15/2027	$220,000	$224,328
Coatesville School District, 5.00%, 11/15/2031 (Callable 11/15/2030)	3,000,000	3,228,532
Commonwealth of Pennsylvania, 5.00%, 08/15/2034	5,000,000	5,667,059
County of Lackawanna PA, 3.25%, 09/15/2035 (Callable 08/01/2025)	50,000	46,909
Cumberland County Municipal Authority, 5.00%, 01/01/2029 (Callable 08/01/2025)	50,000	50,013
Dauphin County General Authority, 5.00%, 06/01/2035 (Callable 06/01/2026)	1,800,000	1,813,080
Delaware County Industrial Development Authority/PA, 4.38%, 06/01/2026(c)	390,000	390,801
Delaware County Regional Water Quality Control Authority, 5.00%, 11/01/2041 (Callable 11/01/2026)	4,250,000	4,304,912
Delaware County Vocational & Technical School Authority, 4.00%, 11/01/2054 (Callable 11/01/2032)	6,000,000	5,172,788
Delaware River Joint Toll Bridge Commission, 5.00%, 07/01/2042 (Callable 07/01/2027)	3,250,000	3,276,689
Delaware River Port Authority, 5.00%, 01/01/2037 (Callable 08/01/2025)	3,000,000	3,000,923
East Hempfield Township Industrial Development Authority, 5.00%, 12/01/2027 (Callable 12/01/2025)	1,510,000	1,513,563
Geisinger Authority, 5.00%, 02/15/2039 (Callable 02/15/2027)	1,150,000	1,150,298
Health Care Facilities Authority of Sayre, 3.73% (3 mo. Term SOFR + 0.83%), 12/01/2031 (Callable 08/01/2025)	2,355,000	2,322,937
Highlands School District
5.00%, 04/15/2034 (Callable 04/15/2032)	330,000	354,116
5.00%, 04/15/2035 (Callable 04/15/2032)	270,000	287,950
Indiana County Municipal Services Authority, 5.00%, 10/01/2030	270,000	290,053
Lancaster School District, 5.00%, 06/01/2044 (Callable 06/01/2033)	2,000,000	2,066,262
Latrobe Industrial Development Authority, 5.00%, 03/01/2026	260,000	260,996

The accompanying notes are an integral part of these financial statements.

189

Baird Strategic Municipal Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Pennsylvania - (Continued)
Northeastern Pennsylvania Hospital and Education Authority, 5.00%, 05/01/2033 (Callable 05/01/2029)	$460,000	$466,703
Northern Lebanon School District, 3.00%, 09/01/2034 (Callable 09/01/2029)	910,000	843,430
Pennsylvania Economic Development Financing Authority
5.00%, 12/31/2029 (Callable 06/30/2026)(b)	3,655,000	3,687,895
5.00%, 03/15/2060 (Callable 09/15/2031)(a)	4,500,000	4,813,705
Pennsylvania Economic Development Financing Authority Parking System Revenue
5.00%, 01/01/2026	900,000	907,804
5.00%, 01/01/2027	1,100,000	1,132,027
0.00%, 01/01/2031(e)	1,405,000	1,140,705
0.00%, 01/01/2037(e)	3,495,000	2,127,971
Pennsylvania Higher Education Assistance Agency
4.50%, 06/01/2043 (Callable 06/01/2031)(b)	975,000	975,203
4.75%, 06/01/2046 (Callable 06/01/2034)(b)	4,000,000	3,936,490
Pennsylvania Higher Educational Facilities Authority
5.00%, 05/01/2035 (Callable 05/01/2026)	2,000,000	2,009,995
5.00%, 07/01/2035 (Callable 07/01/2026)	1,300,000	1,233,704
5.00%, 08/15/2042 (Callable 08/15/2027)	2,500,000	2,511,157
5.00%, 08/15/2049 (Callable 08/15/2029)	1,000,000	990,831
Pennsylvania Housing Finance Agency
3.20%, 04/01/2040 (Callable 10/01/2025)	155,000	131,694
5.50%, 10/01/2053	1,260,000	1,330,133
6.25%, 10/01/2053 (Callable 04/01/2033)	1,830,000	1,982,353
Pennsylvania Turnpike Commission
6.00%, 12/01/2030 (Callable 12/01/2027)	930,000	990,865
5.00%, 12/01/2036 (Callable 12/01/2027)	1,935,000	1,991,089
5.13%, 12/01/2039 (Callable 06/01/2029)	505,000	524,528
5.13%, 12/01/2040 (Callable 06/01/2029)	45,000	46,647

	Par	Value
Pennsylvania Turnpike Commission, 5.00%, 12/01/2041 (Callable 12/01/2025)	$2,935,000	$2,948,975
5.50%, 12/01/2042 (Callable 12/01/2026)	1,835,000	1,863,614
4.90%, 12/01/2044 (Callable 12/01/2026)	1,435,000	1,442,676
5.00%, 12/01/2044 (Callable 12/01/2029)	2,000,000	2,005,614
5.25%, 12/01/2045 (Callable 12/01/2025)	2,000,000	2,002,687
Philadelphia Authority for Industrial Development, 5.25%, 11/01/2052 (Callable 11/01/2032)	1,750,000	1,722,152
Philadelphia Gas Works Co.
5.00%, 10/01/2030 (Callable 10/01/2026)	1,000,000	1,020,707
5.00%, 10/01/2034 (Callable 10/01/2026)	400,000	406,364
Philadelphia Municipal Authority
5.00%, 04/01/2038 (Callable 04/01/2027)	1,000,000	1,012,595
5.00%, 04/01/2039 (Callable 04/01/2027)	1,000,000	1,010,689
Public Parking Authority Of Pittsburgh, 5.00%, 12/01/2026 (Callable 08/01/2025)	90,000	90,156
Reading School District
0.00%, 01/15/2026(e)	190,000	186,000
0.00%, 01/15/2027(e)	50,000	47,143
Ridley School District, 5.00%, 11/15/2050 (Callable 05/15/2032)	5,500,000	5,478,950
School District of Philadelphia
5.00%, 09/01/2031 (Callable 09/01/2029)	1,000,000	1,068,773
5.00%, 09/01/2043 (Callable 09/01/2028)	1,500,000	1,515,672
State Public School Building Authority
5.00%, 12/01/2028 (Callable 12/01/2026)	15,000	15,483
5.00%, 06/01/2032 (Callable 12/01/2026)	4,825,000	4,892,926
5.00%, 12/01/2032 (Callable 12/01/2026)	1,600,000	1,622,525
5.00%, 06/01/2033 (Callable 12/01/2026)	4,850,000	4,911,598
West York Area School District, 5.00%, 04/01/2038 (Callable 04/01/2032)	1,250,000	1,317,999
Westmoreland County Industrial Development Authority/PA, 5.00%, 07/01/2028	700,000	725,461
Westmoreland County Municipal Authority, 5.00%, 08/15/2049 (Callable 08/15/2033)	1,350,000	1,365,184

The accompanying notes are an integral part of these financial statements.

190

Baird Strategic Municipal Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Pennsylvania - (Continued)
York County Industrial Development Authority/PA, 4.00%, 06/01/2029 (Callable 08/01/2025)(b)	$795,000	$794,996
		135,852,059
Rhode Island - 0.7%
City of Pawtucket RI, 4.50%, 10/24/2025	1,000,000	1,001,579
Providence Public Building Authority
5.00%, 09/15/2038 (Callable 09/15/2029)	2,470,000	2,527,612
5.25%, 09/15/2043 (Callable 09/15/2034)	1,000,000	1,047,360
5.25%, 09/15/2044 (Callable 09/15/2034)	1,000,000	1,041,689
Providence Redevelopment Agency, 5.00%, 04/01/2027 (Callable 08/01/2025)	500,000	500,301
Rhode Island Health and Educational Building Corp., 5.50%, 05/15/2049 (Callable 05/15/2034)	3,000,000	3,180,081
Rhode Island Housing & Mortgage Finance Corp.
1.70%, 04/01/2031 (Callable 04/01/2030)	150,000	131,683
2.10%, 10/01/2035 (Callable 10/01/2029)	590,000	464,440
3.35%, 10/01/2055 (Callable 10/01/2026)(a)	1,000,000	1,000,658
Rhode Island Student Loan Authority
5.00%, 12/01/2028(b)	1,175,000	1,224,716
5.00%, 12/01/2031(b)	3,350,000	3,543,281
		15,663,400
South Carolina - 1.7%
Charleston Housing Authority/SC, 5.00%, 12/01/2041 (Callable 12/01/2034)	1,450,000	1,420,571
City of Myrtle Beach SC, 5.00%, 10/01/2029 (Callable 10/01/2026)	500,000	511,068
County of Lancaster SC, 4.00%, 06/01/2032 (Callable 06/01/2027)	997,000	998,350
South Carolina Jobs-Economic Development Authority
5.25%, 11/15/2028 (Callable 08/01/2025)	2,000,000	2,001,643
5.75%, 11/15/2029 (Callable 08/01/2025)	1,000,000	999,940
4.00%, 08/15/2030 (Callable 08/15/2026)	130,000	130,023
5.00%, 05/01/2033 (Callable 05/01/2028)	1,750,000	1,808,770

	Par	Value
5.25%, 08/15/2033 (Callable 08/15/2026)	$350,000	$354,325
5.00%, 05/01/2034 (Callable 05/01/2028)	1,435,000	1,477,334
5.00%, 05/01/2043 (Callable 05/01/2028)	2,000,000	1,994,817
South Carolina Public Service Authority 5.00%, 12/01/2031 (Callable 06/01/2026)	3,440,000	3,468,001
South Carolina Public Service Authority, 5.00%, 12/01/2032 (Callable 06/01/2026)	3,465,000	3,498,357
5.00%, 12/01/2037 (Callable 12/01/2026)	2,000,000	2,002,955
5.00%, 12/01/2040 (Callable 12/01/2034)	2,100,000	2,210,171
5.00%, 12/01/2042 (Callable 12/01/2034)	1,255,000	1,294,626
5.50%, 12/01/2054 (Callable 12/01/2034)	1,540,000	1,612,561
South Carolina State Housing Finance & Development Authority
5.00%, 04/01/2028 (Callable 04/01/2027)(a)	1,125,000	1,161,788
3.50%, 07/01/2043 (Callable 01/01/2026)	65,000	64,943
6.50%, 07/01/2055 (Callable 07/01/2033)	4,000,000	4,522,230
South Carolina Transportation Infrastructure Bank, 5.00%, 10/01/2040 (Callable 10/01/2027)	3,205,000	3,256,016
Three Rivers Solid Waste Authority/SC
0.00%, 10/01/2025(e)	1,085,000	1,074,394
0.00%, 10/01/2026(e)	650,000	620,545
0.00%, 10/01/2031(e)	500,000	388,122
		36,871,550
South Dakota - 0.4%
City of Rapid City SD Airport Revenue, 4.00%, 12/01/2035 (Callable 12/01/2029)	250,000	234,765
South Dakota Health & Educational Facilities Authority
5.00%, 09/01/2032 (Callable 09/01/2027)	100,000	102,428
5.00%, 09/01/2040 (Callable 09/01/2027)	5,880,000	5,872,791
South Dakota Housing Development Authority, 6.25%, 05/01/2055 (Callable 05/01/2032)	1,935,000	2,096,824
Viborg-Hurley School District No 60-6
5.00%, 08/01/2040 (Callable 08/01/2033)	540,000	569,876

The accompanying notes are an integral part of these financial statements.

191

Baird Strategic Municipal Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
South Dakota - (Continued)
5.00%, 08/01/2044 (Callable 08/01/2033)	$680,000	$694,896
		9,571,580
Tennessee - 1.8%
City of Jackson TN
5.00%, 04/01/2033 (Callable 10/01/2028)	1,755,000	1,812,079
5.00%, 04/01/2036 (Callable 07/22/2025)	2,000,000	2,000,182
Cleveland Health & Educational Facilities Board, 4.20%, 05/01/2040	2,990,000	2,847,563
Cleveland Housing Authority, 4.00%, 08/01/2026(a)(c)	300,000	300,082
Johnson City Health & Educational Facilities Board, 5.13%, 07/01/2025	1,740,000	1,740,000
Knox County Health Educational & Housing Facility Board
5.00%, 09/01/2029 (Callable 09/01/2026)	325,000	329,491
5.00%, 09/01/2030 (Callable 09/01/2026)	925,000	936,533
5.00%, 09/01/2031 (Callable 09/01/2026)	100,000	101,106
3.30%, 12/01/2043(a)	646,000	649,371
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
4.00%, 10/01/2028	50,000	50,223
5.00%, 07/01/2035 (Callable 07/01/2026)	7,325,000	7,370,120
5.00%, 05/01/2036 (Callable 05/01/2033)	800,000	853,976
New Memphis Arena Public Building Authority
0.00%, 04/01/2028(e)	1,990,000	1,929,792
0.00%, 04/01/2031(e)	1,670,000	1,597,884
Shelby County Health Educational & Housing Facilities Board
5.00%, 05/01/2030 (Callable 05/01/2027)	1,440,000	1,476,440
5.00%, 05/01/2035 (Callable 05/01/2027)	3,665,000	3,719,961
TennergyCorp./TN
5.50%, 12/01/2028	1,000,000	1,057,268
5.50%, 10/01/2053 (Callable 09/01/2030)(a)	1,000,000	1,049,563
Tennessee Energy Acquisition Corp., 5.00%, 02/01/2027	125,000	126,972
Tennessee Housing Development Agency
3.85%, 01/01/2035 (Callable 07/22/2025)	1,205,000	1,192,789

	Par	Value
2.05%, 07/01/2036 (Callable 07/01/2030)	$425,000	$328,712
2.90%, 07/01/2039 (Callable 01/01/2029)	605,000	494,435
3.85%, 07/01/2043 (Callable 07/01/2027)	1,475,000	1,295,237
4.00%, 07/01/2048 (Callable 01/01/2027)	415,000	415,513
4.50%, 07/01/2049 (Callable 01/01/2028)	15,000	15,147
6.25%, 01/01/2054 (Callable 07/01/2032)	1,550,000	1,676,334
Williamson County Industrial Development Board, 5.00%, 05/01/2042 (Callable 11/01/2026)(a)	3,561,000	3,649,801
		39,016,574
Texas - 11.1%
Allen Independent School District, 5.00%, 02/15/2031 (Callable 02/15/2026)	1,000,000	1,011,936
Arlington Higher Education Finance Corp.
5.00%, 02/15/2031 (Callable 08/01/2025)	1,675,000	1,676,498
5.00%, 02/15/2032 (Callable 08/01/2025)	1,500,000	1,501,011
4.88%, 06/15/2056 (Callable 08/01/2025)(a)(c)	1,250,000	1,247,261
Austin Convention Enterprises, Inc., 5.00%, 01/01/2028 (Callable 01/01/2027)	450,000	454,106
Austin-Bergstrom Landhost Enterprises, Inc.
5.00%, 10/01/2031 (Callable 10/01/2027)	1,900,000	1,946,153
5.00%, 10/01/2035 (Callable 10/01/2027)	1,310,000	1,328,539
Baytown Municipal Development District, 5.00%, 10/01/2032 (Callable 10/01/2031)	825,000	857,491
Boerne Independent School District
3.85%, 12/01/2043(a)	2,905,000	2,960,042
4.00%, 02/01/2054(a)	1,000,000	1,023,686
Brazos Higher Education Authority, Inc.
2.35%, 04/01/2040 (Callable 04/01/2030)(b)	5,000	4,971
4.00%, 04/01/2045 (Callable 04/01/2034)(b)	4,225,000	3,660,013
Cibolo Canyons Special Improvement District, 3.50%, 08/15/2026 (Callable 08/01/2025)	105,000	104,694

The accompanying notes are an integral part of these financial statements.

192

Baird Strategic Municipal Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
City of Austin TX Airport System Revenue
5.00%, 11/15/2031 (Callable 11/15/2026)(b)	$920,000	$932,978
5.00%, 11/15/2034 (Callable 11/15/2026)(b)	3,200,000	3,224,844
5.00%, 11/15/2035 (Callable 11/15/2026)(b)	1,805,000	1,815,968
City of Beaumont TX Waterworks & Sewer System Revenue
5.00%, 09/01/2025	300,000	300,874
5.00%, 09/01/2026	250,000	255,995
5.00%, 09/01/2027	200,000	209,508
City of Brownsville TX
5.00%, 02/15/2026	180,000	182,353
5.00%, 02/15/2027	250,000	259,249
5.00%, 02/15/2028	225,000	237,577
5.00%, 02/15/2029	400,000	429,338
5.00%, 02/15/2030	520,000	565,751
5.00%, 02/15/2031	585,000	644,556
City of Brownsville TX Utilities System Revenue, 5.00%, 09/01/2032 (Callable 09/01/2031)	100,000	110,211
City of Celina TX
5.00%, 09/01/2026	411,000	417,971
5.00%, 09/01/2027	278,000	287,271
5.00%, 09/01/2033 (Callable 09/01/2032)	562,000	599,930
5.00%, 09/01/2034 (Callable 09/01/2032)	376,000	400,262
5.00%, 09/01/2035 (Callable 09/01/2032)	318,000	336,142
City of Dallas Housing Finance Corp.
5.00%, 08/01/2027 (Callable 08/01/2026)(a)	1,785,000	1,820,439
5.00%, 07/01/2042 (Callable 01/01/2027)(a)	1,570,000	1,614,248
City of Fort Worth TX
5.00%, 09/01/2031	746,000	806,023
5.00%, 09/01/2032 (Callable 09/01/2031)	787,000	844,503
5.00%, 09/01/2033 (Callable 09/01/2031)	828,000	882,116
5.00%, 09/01/2034 (Callable 09/01/2031)	872,000	925,246
City of Houston TX, 5.00%, 03/01/2031 (Callable 03/01/2027)	2,385,000	2,450,777
City of Houston TX Airport System Revenue
5.00%, 07/01/2026(b)	1,010,000	1,028,055

	Par	Value
City of Houston TX Airport System Revenue, 5.00%, 07/01/2032 (Callable 07/01/2028)(b)	$915,000	$943,457
5.00%, 07/01/2035 (Callable 07/01/2028)(b)	1,400,000	1,425,855
5.00%, 07/01/2039 (Callable 07/01/2028)	3,000,000	3,041,852
5.00%, 07/01/2041 (Callable 07/01/2028)(b)	750,000	747,292
City of Houston TX Hotel Occupancy Tax & Special Revenue, 5.00%, 09/01/2026 (Callable 08/01/2025)	765,000	766,244
City of Levelland TX, 5.00%, 08/15/2036 (Callable 08/15/2032)	355,000	377,251
City of Liberty Hill TX Wastewater Treatment Facility Revenue, 5.00%, 09/01/2039 (Callable 09/01/2032)	475,000	497,465
City of Magnolia TX, 5.70%, 09/01/2046(c)	460,000	435,576
City of Odessa TX, 4.00%, 03/01/2039 (Callable 03/01/2028)	1,000,000	867,308
City of Portland TX, 5.00%, 08/15/2039 (Callable 08/15/2033)	1,250,000	1,311,108
City of San Antonio TX, 3.00%, 08/01/2029 (Callable 08/01/2028)	3,000,000	2,933,282
City of San Antonio TX Electric & Gas Systems Revenue, 5.50%, 02/01/2049 (Callable 08/01/2034)	5,000,000	5,316,322
Clifton Higher Education Finance Corp.
5.00%, 08/15/2026	700,000	711,898
5.00%, 04/01/2028	115,000	120,899
5.00%, 04/01/2029	1,000,000	1,065,519
3.95%, 12/01/2032 (Callable 08/01/2025)	225,000	219,821
4.25%, 12/01/2034 (Callable 08/01/2025)	410,000	399,970
4.38%, 02/15/2042 (Callable 02/15/2034)	1,000,000	957,043
5.75%, 08/15/2045 (Callable 08/15/2025)	20,000	20,063
4.00%, 02/15/2055(a)	7,500,000	7,637,564
Collin County Municipal Utility District No 2
4.50%, 09/01/2030 (Callable 10/01/2029)	560,000	585,201
4.50%, 09/01/2032 (Callable 10/01/2029)	1,110,000	1,151,369
4.50%, 09/01/2034 (Callable 10/01/2029)	1,335,000	1,373,041

The accompanying notes are an integral part of these financial statements.

193

Baird Strategic Municipal Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
5.00%, 09/01/2038 (Callable 10/01/2029)	$620,000	$633,157
County of Wise TX
5.00%, 08/15/2026	330,000	334,101
5.00%, 08/15/2027	505,000	517,789
Dallas Fort Worth International Airport, 4.00%, 11/01/2038 (Callable 11/01/2030)	100,000	97,535
Dallas Independent School District, 5.00%, 02/15/2055(a)	7,125,000	7,745,704
Eagle Mountain & Saginaw Independent School District, 4.00%, 08/01/2050(a)	3,000,000	3,059,443
Ector County Independent School District, 4.00%, 08/15/2049(a)	3,020,000	3,082,079
EP Cimarron Ventanas PFC
4.00%, 12/01/2034	1,600,000	1,568,776
4.13%, 12/01/2039 (Callable 12/01/2034)	2,000,000	1,896,886
EP La Privada PFC, 4.50%, 06/01/2040 (Callable 06/01/2035)	1,600,000	1,548,202
EP Tuscany Zaragosa PFC, 4.00%, 12/01/2033 (Callable 12/01/2028)	1,825,000	1,795,133
Fort Bend Independent School District, 4.00%, 08/01/2054(a)	9,000,000	9,166,643
Fourth Ward Redevelopment Authority
5.00%, 09/01/2030	255,000	274,733
5.00%, 09/01/2031	325,000	352,086
5.00%, 09/01/2032	315,000	341,908
5.00%, 09/01/2033	250,000	272,344
Freddie Mac Multifamily ML Certificates, 4.14%, 01/25/2040(a)	2,940,915	2,826,518
Frisco Independent School District, 0.00%, 08/15/2029(e)	100,000	87,410
Galena Park Independent School District, 0.00%, 08/15/2026(e)	1,525,000	1,475,289
Generation Park Management District, 4.00%, 09/01/2028 (Callable 09/01/2025)	125,000	125,183
Grand Mission Municipal Utility District No 2, 2.25%, 09/01/2028 (Callable 08/01/2025)	95,000	90,395
Grand Parkway Transportation Corp.
5.75%, 10/01/2044 (Callable 10/01/2028)	2,500,000	2,590,160
5.80%, 10/01/2046 (Callable 10/01/2028)	3,000,000	3,102,054
5.85%, 10/01/2047 (Callable 10/01/2028)	3,000,000	3,102,847

	Par	Value
5.00%, 10/01/2052 (Callable 01/01/2028)(a)	$4,000,000	$4,188,813
Green Valley Special Utility District
7.00%, 09/15/2030	615,000	727,661
7.00%, 09/15/2031	545,000	658,647
Greenwood Utility District/TX, 9.00%, 08/01/2034 (Callable 02/01/2030)	205,000	249,847
Harris County Cultural Education Facilities Finance Corp.
4.00%, 11/15/2029 (Callable 05/15/2026)	285,000	286,552
5.00%, 05/15/2050 (Callable 05/15/2030)(a)	3,000,000	3,195,887
5.00%, 11/15/2054 (Callable 02/15/2032)(a)	9,450,000	10,117,197
Harris County Municipal Utility District No 165
5.00%, 03/01/2035 (Callable 03/01/2031)	665,000	709,970
5.00%, 03/01/2036 (Callable 03/01/2031)	690,000	731,699
Karnes County Hospital District, 5.00%, 02/01/2044 (Callable 02/01/2029)(a)	3,000,000	3,138,046
Katy Independent School District, 5.00%, 02/15/2042 (Callable 02/15/2027)	1,950,000	1,968,295
Kendall County Water Control & Improvement District No 2A, 5.00%, 09/01/2038 (Callable 11/01/2030)	1,000,000	1,027,166
Kerrville Health Facilities Development Corp., 5.00%, 08/15/2025	925,000	926,176
Lake Dallas Independent School District, 0.00%, 08/15/2026(e)	2,000,000	1,935,019
Leander Independent School District, 0.00%, 08/15/2027(e)	1,675,000	1,563,924
0.00%, 08/15/2030(e)	540,000	456,208
0.00%, 08/15/2031(e)	500,000	406,712
0.00%, 08/15/2032(e)	600,000	468,289
Love Field Airport Modernization Corp., 5.00%, 11/01/2029 (Callable 11/01/2025)(b)	2,140,000	2,144,172
Lower Colorado River Authority, 4.75%, 01/01/2028	5,000	5,127
Matagorda County Navigation District No 1, 4.55%, 05/01/2030(b)	1,000,000	1,040,479
Mckinney Municipal Utility District No 1, 3.38%, 09/01/2034 (Callable 05/01/2030)	170,000	161,609
Mckinney Municipal Utility District No 2
6.50%, 09/01/2029	345,000	387,146
6.00%, 09/01/2030 (Callable 09/01/2029)	290,000	318,667

The accompanying notes are an integral part of these financial statements.

194

Baird Strategic Municipal Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
6.50%, 09/01/2030 (Callable 09/01/2029)	$360,000	$402,518
6.50%, 09/01/2031 (Callable 09/01/2029)	380,000	423,261
6.50%, 09/01/2032 (Callable 09/01/2029)	170,000	188,457
Melissa Independent School District
5.00%, 02/01/2029	175,000	188,513
5.00%, 02/01/2031	250,000	277,065
New Hope Cultural Education Facilities Finance Corp.
4.63%, 10/01/2030 (Callable 10/01/2026)	1,500,000	1,501,467
5.25%, 10/01/2030 (Callable 10/01/2026)	1,000,000	1,001,014
North Texas Higher Education Authority, Inc., 4.13%, 06/01/2045 (Callable 06/01/2031)(b)	2,025,000	1,954,111
North Texas Tollway Authority
0.00%, 01/01/2030(e)	380,000	327,137
0.00%, 01/01/2035(e)	3,240,000	2,251,418
0.00%, 01/01/2036(e)	1,690,000	1,115,438
0.00%, 01/01/2037(e)	5,050,000	3,158,985
5.00%, 01/01/2043 (Callable 01/01/2028)	2,000,000	2,017,701
Northlake Municipal Management District No 1, 6.75%, 03/01/2029	395,000	441,649
Pecos Barstow Toyah Independent School District, 5.00%, 02/15/2039 (Callable 02/15/2026)	2,500,000	2,515,063
Ponder Independent School District, 4.00%, 02/15/2051(a)	2,000,000	2,039,292
Port Freeport TX
5.00%, 06/01/2028 (Callable 08/01/2025)(b)	1,090,000	1,090,964
5.00%, 06/01/2029 (Callable 08/01/2025)(b)	1,145,000	1,145,927
Port Neches-Groves Independent School District/TX, 2.00%, 02/15/2034 (Callable 02/15/2029)	2,115,000	1,766,419
Port of Port Arthur Navigation District, 2.05%, 11/01/2040 (Callable 07/01/2025)(a)	8,000,000	8,000,000
Pottsboro Higher Education Finance Corp., 5.00%, 08/15/2046 (Callable 08/15/2026)	1,000,000	893,598
Pottsboro Independent School District/TX, 4.00%, 02/15/2052(a)	2,800,000	2,815,561
PSC/TX, 3.75%, 12/01/2040	2,295,000	2,278,830
San Antonio Housing Trust Public Facility Corp., 4.00%, 07/01/2045 (Callable 08/01/2027)(a)	5,000,000	5,105,807

	Par	Value
San Antonio Municipal Facilities Corp., 5.00%, 08/01/2050(a)	$1,250,000	$1,298,065
St George Place Redevelopment Authority, 4.00%, 09/01/2025	100,000	99,990
Strategic Housing Finance Corp. of Travis County, 3.35%, 03/01/2046 (Callable 10/01/2026)(a)	3,000,000	3,002,605
Tarrant County Cultural Education Facilities Finance Corp.
2.25%, 11/15/2025	200,000	198,432
5.00%, 11/15/2026	290,000	293,803
Tarrant County Cultural Education Facilities Finance Corp., 5.00%, 11/15/2027	2,300,000	2,343,388
2.75%, 02/15/2036 (Callable 07/22/2025)(a)(d)	5,385,000	4,976,568
5.00%, 07/01/2038 (Callable 01/01/2029)	2,000,000	2,037,667
5.00%, 07/01/2043 (Callable 01/01/2029)	4,000,000	4,003,630
Tarrant County Hospital District, 4.00%, 08/15/2043 (Callable 08/15/2032)	500,000	458,207
Texas Department of Housing & Community Affairs, 3.38%, 09/01/2039 (Callable 09/01/2028)	2,050,000	1,780,391
Texas Municipal Gas Acquisition & Supply Corp. III, 5.00%, 12/15/2030	125,000	132,170
Texas Municipal Gas Acquisition & Supply Corp. IV, 5.50%, 01/01/2054 (Callable 07/01/2033)(a)	1,470,000	1,612,402
Texas Municipal Gas Acquisition and Supply Corp. I
4.52% (3 mo. Term SOFR + 1.63%), 12/15/2026 (Callable 07/01/2025)	500,000	500,136
6.25%, 12/15/2026	2,845,000	2,919,860
Texas Municipal Gas Acquisition and Supply Corp. II, 3.94% (3 mo. Term SOFR + 1.05%), 09/15/2027	1,790,000	1,796,056
Texas Public Finance Authority
5.25%, 05/01/2037 (Callable 05/01/2033)	400,000	423,677
5.25%, 05/01/2039 (Callable 05/01/2033)	500,000	520,679
Texas State Affordable Housing Corp., 3.90%, 03/01/2038 (Callable 03/01/2033)	200,000	192,770
Texas Water Development Board, 4.88%, 10/15/2048 (Callable 10/15/2033)	5,000,000	5,050,522

The accompanying notes are an integral part of these financial statements.

195

Baird Strategic Municipal Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
University of Houston
2.00%, 02/15/2032 (Callable 02/15/2030)	$2,095,000	$1,840,052
5.00%, 02/15/2036 (Callable 02/15/2026)	1,900,000	1,917,784
Uptown Development Authority, 5.00%, 09/01/2034 (Callable 09/01/2026)	1,275,000	1,282,635
Viridian Municipal Management District
5.00%, 12/01/2037 (Callable 12/01/2029)	550,000	564,970
5.00%, 12/01/2039 (Callable 12/01/2029)	330,000	335,733
5.00%, 12/01/2042 (Callable 12/01/2029)	890,000	898,650
6.00%, 12/01/2043 (Callable 12/01/2029)	100,000	100,695
Waller County Road Improvement District No 1
6.00%, 03/01/2027	270,000	281,134
6.00%, 03/01/2028	285,000	305,067
6.00%, 03/01/2029	300,000	327,721
6.00%, 03/01/2030 (Callable 03/01/2029)	315,000	343,016
6.00%, 03/01/2031 (Callable 03/01/2029)	330,000	358,181
Woodridge Municipal Utility District, 3.75%, 09/01/2029 (Callable 08/01/2025)	45,000	45,007
Yoakum Independent School District
5.00%, 02/15/2027	120,000	124,362
5.00%, 02/15/2028	190,000	201,103
5.00%, 02/15/2029	230,000	247,919
5.00%, 02/15/2031	575,000	637,548
5.00%, 02/15/2032	305,000	341,260
		241,857,719
Utah - 1.4%
City of Salt Lake City UT Airport Revenue
5.00%, 07/01/2027(b)	700,000	722,622
5.00%, 07/01/2030 (Callable 07/01/2027)(b)	1,500,000	1,536,516
5.00%, 07/01/2034 (Callable 07/01/2027)(b)	1,000,000	1,015,992
5.00%, 07/01/2042 (Callable 07/01/2027)	6,345,000	6,375,477
County of Utah UT, 5.00%, 05/15/2041 (Callable 05/15/2026)	1,245,000	1,246,549
Downtown Revitalization Public Infrastructure District, 5.00%, 06/01/2036 (Callable 06/01/2030)	1,600,000	1,670,704

	Par	Value
Nebo School District Local Building Authority, 2.00%, 07/01/2032 (Callable 07/01/2030)	$1,880,000	$1,644,320
Point Phase 1 Public Infrastructure District No 1, 5.13%, 03/01/2035 (Callable 09/01/2030)	1,000,000	1,015,883
Utah Board of Higher Education, 2.55%, 06/01/2038 (Callable 06/01/2029)	1,250,000	959,679
Utah Charter School Finance Authority
3.00%, 04/15/2027	160,000	158,145
4.00%, 10/15/2030	875,000	878,457
4.00%, 04/15/2032	1,000,000	1,013,160
4.00%, 04/15/2032	675,000	679,125
4.50%, 04/15/2037 (Callable 08/01/2025)	150,000	150,041
5.00%, 04/15/2037 (Callable 04/15/2026)	270,000	271,348
Utah Housing Corp.
4.00%, 01/01/2045 (Callable 01/01/2026)	155,000	154,970
4.50%, 10/21/2052	5,343,881	5,165,231
6.00%, 12/21/2052	741,440	771,244
6.00%, 02/21/2053	826,896	863,717
6.50%, 05/21/2053	926,400	977,630
6.00%, 06/21/2053	1,210,298	1,258,466
6.50%, 08/21/2053	85,167	90,847
6.50%, 01/01/2054 (Callable 07/01/2032)	960,000	1,046,881
		29,667,004
Vermont - 0.2%
Vermont Educational & Health Buildings Financing Agency, 5.00%, 12/01/2038 (Callable 06/01/2026)	1,000,000	1,002,001
Vermont Housing Finance Agency, 5.25%, 11/01/2052 (Callable 05/01/2032)	887,000	925,665
Vermont Student Assistance Corp.
5.00%, 06/15/2026(b)	50,000	50,675
5.00%, 06/15/2031(b)	2,185,000	2,285,789
		4,264,130
Virginia - 0.6%
Fairfax County Redevelopment & Housing Authority, 5.00%, 01/01/2045 (Callable 07/01/2027)(a)	3,250,000	3,364,859
Farmville Industrial Development Authority, 5.38%, 07/01/2053 (Callable 07/01/2028)	1,500,000	1,536,171
Norfolk Redevelopment & Housing Authority, 5.00%, 05/01/2043 (Callable 05/01/2026)(a)	3,000,000	3,043,794

The accompanying notes are an integral part of these financial statements.

196

Baird Strategic Municipal Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Virginia - (Continued)
Northern Virginia Transportation Authority, 5.00%, 06/01/2030 (Callable 08/01/2025)	$780,000	$781,401
Virginia Beach Development Authority, 5.38%, 09/01/2029 (Callable 09/01/2026)	1,000,000	1,009,619
Virginia Resources Authority, 5.00%, 11/01/2045 (Callable 11/01/2025)	1,180,000	1,181,705
Virginia Small Business Financing Authority
5.00%, 01/01/2035 (Callable 07/01/2027)	100,000	103,862
5.00%, 06/15/2060 (Callable 03/15/2035)(a)	2,000,000	2,129,592
		13,151,003
Washington - 2.5%
City of Marysville WA, 5.00%, 12/01/2044 (Callable 06/01/2028)	1,100,000	1,108,507
City of Tacoma WA Sewer Revenue, 5.00%, 12/01/2032 (Callable 07/22/2025)	2,000,000	2,001,611
Clark County School District No 114 Evergreen, 5.25%, 12/01/2040 (Callable 06/01/2032)	215,000	230,551
County of King WA Sewer Revenue, 0.88%, 01/01/2042 (Callable 07/22/2025)(a)	1,905,000	1,873,055
County of Lewis WA, 3.00%, 12/01/2026 (Callable 07/22/2025)	100,000	99,778
Grant County Public Hospital District No 2, 5.50%, 12/01/2044 (Callable 06/01/2034)	930,000	943,172
King County Housing Authority
5.16%, 11/01/2025	1,868,446	1,873,831
5.00%, 01/01/2028 (Callable 01/01/2027)	1,000,000	1,026,861
4.00%, 11/01/2033 (Callable 11/01/2029)	600,000	607,087
King County Public Hospital District No 1
5.00%, 12/01/2028 (Callable 12/01/2026)	225,000	230,448
5.00%, 12/01/2030 (Callable 12/01/2026)	400,000	408,569
Kitsap County School District No 303 Bainbridge Island, 4.00%, 12/01/2027 (Callable 06/01/2027)	1,000,000	1,021,162

	Par	Value
Pacific County Public Healthcare Services District No 3
5.25%, 12/01/2039 (Callable 12/01/2033)	$500,000	$525,931
5.25%, 12/01/2044 (Callable 12/01/2033)	695,000	708,824
Pend Oreille County Public Utility District No 1 Box Canyon
5.00%, 01/01/2028	220,000	230,591
5.00%, 01/01/2029 (Callable 01/01/2028)	165,000	172,415
5.00%, 01/01/2038 (Callable 01/01/2029)	300,000	307,382
5.00%, 01/01/2039 (Callable 01/01/2028)	500,000	506,481
Pierce County School District No 10 Tacoma, 5.00%, 12/01/2026 (Callable 07/22/2025)	800,000	800,898
Port of Seattle WA
5.00%, 05/01/2036 (Callable 05/01/2027)(b)	4,500,000	4,543,930
5.25%, 07/01/2042 (Callable 07/01/2034)(b)	2,080,000	2,143,859
Seattle Housing Authority
4.00%, 09/01/2025 (Callable 07/22/2025)	3,000,000	3,001,479
2.50%, 06/01/2041 (Callable 06/01/2031)	950,000	679,051
Snohomish County Housing Authority, 4.00%, 04/01/2033 (Callable 04/01/2031)	2,500,000	2,503,111
State of Washington, 5.00%, 02/01/2043 (Callable 02/01/2033)	3,200,000	3,326,395
Tacoma Metropolitan Park District, 5.00%, 12/01/2025	2,330,000	2,347,816
5.00%, 12/01/2026	95,000	98,001
4.00%, 12/01/2027 (Callable 12/01/2026)	605,000	615,109
4.00%, 12/01/2028 (Callable 12/01/2026)	25,000	25,375
University of Washington, 5.00%, 12/01/2035 (Callable 12/01/2026)	2,400,000	2,444,318
Vancouver Housing Authority
4.00%, 08/01/2034 (Callable 08/01/2031)	3,000,000	2,917,419
4.25%, 02/01/2038 (Callable 02/01/2035)	2,000,000	1,938,844
Washington Health Care Facilities Authority
5.00%, 08/15/2028 (Callable 08/15/2027)	95,000	97,202
5.00%, 12/01/2031 (Callable 12/01/2030)(c)	200,000	216,737
4.00%, 07/01/2036 (Callable 07/17/2025)	135,000	130,444

The accompanying notes are an integral part of these financial statements.

197

Baird Strategic Municipal Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Washington - (Continued)
5.00%, 08/15/2037 (Callable 02/15/2028)	$1,500,000	$1,513,764
5.00%, 08/01/2044 (Callable 08/01/2029)	2,000,000	1,991,408
5.00%, 08/01/2049 (Callable 08/01/2029)	2,640,000	2,590,544
Washington State Convention Center Public Facilities District, 5.00%, 07/01/2027	100,000	103,134
Washington State Housing Finance Commission
5.00%, 07/01/2037 (Callable 07/01/2035)(c)	1,255,000	1,323,149
5.00%, 07/01/2038 (Callable 07/01/2035)(c)	1,360,000	1,421,564
5.00%, 07/01/2045 (Callable 07/01/2035)(c)	500,000	498,820
4.00%, 06/01/2050 (Callable 06/01/2029)	195,000	196,200
Whatcom County Public Utility District No 1
5.00%, 12/01/2027(b)	450,000	466,877
5.00%, 12/01/2031(b)	2,335,000	2,506,276
5.00%, 12/01/2032(b)	825,000	888,688
		55,206,668
West Virginia - 0.2%
Glenville State College, 4.00%, 06/01/2027	425,000	417,134
West Virginia Housing Development Fund, 5.00%, 08/01/2027 (Callable 04/01/2027)(a)	2,000,000	2,065,401
Wyoming County Board of Education
5.00%, 06/01/2031	1,230,000	1,346,505
5.00%, 06/01/2032	1,305,000	1,437,478
		5,266,518
Wisconsin - 4.1%
Beaver Dam Unified School District, 4.00%, 04/01/2043 (Callable 04/01/2033)	5,500,000	4,996,732
Boscobel Area School District, 5.00%, 03/01/2036 (Callable 03/01/2031)	720,000	764,687
City of Milwaukee WI Sewerage System Revenue, 4.00%, 06/01/2029 (Callable 06/01/2026)	2,005,000	2,017,370
Cudahy School District/WI
5.00%, 03/01/2035 (Callable 03/01/2033)	615,000	666,280
5.00%, 03/01/2036 (Callable 03/01/2033)	650,000	698,045
5.00%, 03/01/2037 (Callable 03/01/2033)	685,000	729,341
5.00%, 03/01/2038 (Callable 03/01/2033)	720,000	758,457

	Par	Value
5.00%, 03/01/2039 (Callable 03/01/2033)	$760,000	$791,448
Deerfield Community School District, 4.00%, 03/01/2029 (Callable 03/01/2027)	3,000,000	3,044,658
Howard-Suamico School District/WI, 1.63%, 03/01/2031 (Callable 03/01/2028)	3,250,000	2,839,031
Pardeeville Area School District/WI, 4.00%, 08/29/2025	1,200,000	1,200,205
Public Finance Authority
5.00%, 05/15/2026 (Callable 07/22/2025)(c)	1,660,000	1,666,992
5.00%, 10/01/2028(c)	1,750,000	1,800,675
9.00%, 11/01/2028 (Callable 11/01/2027)(c)	925,000	980,075
5.00%, 03/01/2029 (Callable 03/01/2026)	1,080,000	1,091,888
5.25%, 12/01/2030	1,060,000	1,135,521
4.00%, 01/01/2033 (Callable 07/01/2029)	605,000	611,324
5.00%, 03/01/2033 (Callable 03/01/2026)	5,900,000	5,955,976
4.00%, 06/01/2033 (Callable 07/22/2025)	70,000	69,892
4.00%, 01/01/2034 (Callable 07/01/2029)	1,150,000	1,154,413
5.00%, 10/01/2034 (Callable 10/01/2029)(c)	1,500,000	1,528,219
5.00%, 10/01/2044 (Callable 04/01/2029)	2,675,000	2,640,721
6.25%, 04/01/2045 (Callable 04/01/2035)(c)	1,000,000	946,049
5.25%, 12/01/2054 (Callable 12/01/2034)	2,250,000	2,097,453
State of Wisconsin, 5.00%, 05/01/2038 (Callable 05/01/2028)	2,000,000	2,061,652
Village of Hobart WI, 1.00%, 03/01/2032 (Callable 03/01/2030)	1,395,000	1,171,982
Village of Kewaskum WI
5.00%, 04/01/2029	165,000	172,477
5.00%, 04/01/2035 (Callable 04/01/2033)	265,000	272,119
4.50%, 04/01/2039 (Callable 04/01/2033)	645,000	606,007
Waunakee Community School District, 3.63%, 04/01/2030 (Callable 04/01/2028)	7,340,000	7,394,764
West De Pere School District, 4.00%, 04/01/2031 (Callable 04/01/2028)	2,245,000	2,276,426
Wisconsin Center District
0.00%, 12/15/2038 (Callable 12/15/2030)(e)	1,000,000	542,749

The accompanying notes are an integral part of these financial statements.

198

Baird Strategic Municipal Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Wisconsin - (Continued)
5.25%, 12/15/2061 (Callable 12/15/2030)(c)	$1,100,000	$1,030,450
Wisconsin Health & Educational Facilities Authority
4.00%, 08/15/2025	230,000	229,729
4.00%, 08/15/2026	475,000	472,276
5.00%, 08/01/2027 (Callable 07/01/2026)(c)	4,250,000	4,314,033
5.00%, 11/01/2027 (Callable 11/01/2026)	745,000	758,406
5.00%, 02/15/2029 (Callable 02/15/2026)	2,080,000	2,101,919
5.00%, 11/01/2029 (Callable 11/01/2026)	580,000	596,522
3.00%, 02/15/2031 (Callable 02/15/2026)	55,000	50,607
3.25%, 02/15/2033 (Callable 02/15/2027)	1,060,000	982,474
5.00%, 04/01/2033 (Callable 10/01/2028)	1,000,000	1,047,801
3.50%, 02/15/2036 (Callable 02/15/2027)	965,000	860,201
4.00%, 07/01/2036 (Callable 07/01/2029)	1,000,000	975,634
Wisconsin Health & Educational Facilities Authority, 4.00%, 09/15/2036 (Callable 09/15/2027)	1,355,000	1,266,476
5.00%, 10/01/2039 (Callable 10/01/2034)	900,000	918,151
4.38%, 11/01/2039 (Callable 11/01/2034)	3,830,000	3,804,291
5.00%, 11/15/2039 (Callable 05/15/2026)	2,100,000	2,105,574
5.00%, 10/01/2040 (Callable 10/01/2034)	500,000	507,309
5.00%, 04/01/2044 (Callable 10/01/2028)	1,000,000	988,181
5.00%, 02/15/2047 (Callable 02/15/2027)	750,000	739,165
4.00%, 02/15/2050 (Callable 02/15/2027)	80,000	67,418
5.00%, 02/15/2051 (Callable 08/15/2026)(a)	245,000	250,782
5.50%, 12/01/2052 (Callable 12/01/2032)	1,750,000	1,813,410
6.00%, 10/01/2054 (Callable 10/01/2032)	2,000,000	1,989,117
6.13%, 10/01/2059 (Callable 10/01/2032)	1,000,000	1,003,225
Wisconsin Housing & Economic Development Authority
4.00%, 07/01/2030 (Callable 07/01/2028)(c)	160,000	148,268

	Par	Value
4.38%, 07/01/2037 (Callable 07/01/2028)(c)	$480,000	$398,108
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, 4.00%, 03/01/2048 (Callable 03/01/2027)	10,000	10,007
Wisconsin Housing & Economic Development Authority Housing Revenue
3.75%, 05/01/2054 (Callable 07/22/2025)(a)	825,000	825,220
3.88%, 11/01/2054 (Callable 11/01/2025)(a)	4,250,000	4,259,616
		89,197,998
TOTAL MUNICIPAL BONDS (Cost $2,172,505,292)		2,164,186,895
	Shares
SHORT-TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%
Federated Institutional Tax-Free Cash Trust - Class Premier, 2.30%(g)	12,691,476	12,691,476
TOTAL SHORT-TERM INVESTMENTS (Cost $12,691,476)		12,691,476
TOTAL INVESTMENTS - 99.6% (Cost $2,185,196,768)		$2,176,878,371
Other Assets in Excess of Liabilities - 0.4%		8,508,953
TOTAL NET ASSETS - 100.0%		$2,185,387,324

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
SIFMA - Securities Industry and Financial Markets Association
SOFR - Secured Overnight Financing Rate
(a)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of June 30, 2025.

(b)	Security subject to the Alternative Minimum Tax (“AMT”). As of June 30, 2025, the total value of securities subject to the AMT was $213,893,763 or 9.8% of net assets.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $74,412,271 or 3.4% of the Fund’s net assets.

(d)	Step coupon bond. The rate disclosed is as of June 30, 2025.
(e)	Zero coupon bonds make no periodic interest payments.
(f)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(g)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

199

BAIRD STRATEGIC MUNICIPAL BOND FUND
SUMMARY OF FAIR VALUE DISCLOSURE
as of June 30, 2025 (Unaudited)
Baird Strategic Municipal Bond Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds	$—	$2,164,186,895	$ —	$2,164,186,895
Money Market Funds	12,691,476	—	—	12,691,476
Total Investments	$12,691,476	$2,164,186,895	$—	$2,176,878,371

Refer to the Schedule of Investments for further disaggregation of investment categories.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.
The accompanying notes are an integral part of these financial statements.

200

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited)

	Par	Value
MUNICIPAL BONDS - 96.0%
Alabama - 1.6%
Alabama Housing Finance Authority, 5.75%, 04/01/2055 (Callable 04/01/2033)	$1,995,000	$2,156,079
Alabama Public School and College Authority, 4.00%, 09/01/2043 (Callable 09/01/2034)	1,915,000	1,773,736
Black Belt Energy Gas District
5.00%, 05/01/2053(a)	4,000,000	4,141,707
5.00%, 05/01/2055 (Callable 04/01/2031)(a)	4,500,000	4,713,454
Morgan County Board of Education/AL, 5.00%, 03/01/2038 (Callable 03/01/2032)	1,000,000	1,060,560
Town of Pike Road AL, 5.00%, 09/01/2044 (Callable 09/01/2034)	800,000	825,968
University of Alabama, 3.00%, 07/01/2038 (Callable 07/01/2029)	2,000,000	1,684,766
		16,356,270
Alaska - 0.2%
Alaska Housing Finance Corp.
4.00%, 06/01/2036	710,000	710,000
3.25%, 12/01/2044 (Callable 06/01/2029)	110,000	108,554
4.00%, 12/01/2048 (Callable 06/01/2027)	340,000	341,603
City of Valdez AK, 5.00%, 06/30/2029 (Callable 07/22/2025)	1,225,000	1,247,237
		2,407,394
Arizona - 0.4%
Arizona Industrial Development Authority, 1.77%, 09/01/2030(a)(b)(c)	1,492,214	1,427,418
City of Tempe AZ
5.00%, 07/01/2033 (Callable 07/01/2028)	40,000	42,638
City of Tempe AZ, 5.00%, 07/01/2034 (Callable 07/01/2028)	490,000	518,874
5.00%, 07/01/2035 (Callable 07/01/2027)	185,000	193,344
5.00%, 07/01/2037 (Callable 07/01/2028)	215,000	229,178
5.00%, 07/01/2038 (Callable 07/01/2028)	350,000	373,080
Maricopa County Industrial Development Authority, 4.00%, 01/01/2045 (Callable 07/01/2030)	2,000,000	1,765,400
		4,549,932

	Par	Value
Arkansas - 0.1%
City of Pine Bluff AR, 3.00%, 02/01/2047 (Callable 08/01/2027)	$815,000	$787,948
University of Arkansas, 5.00%, 10/01/2031 (Callable 10/01/2026)	250,000	254,614
		1,042,562
California - 6.2%
Anaheim Public Financing Authority, 0.00%, 09/01/2036(d)	19,985,000	13,535,557
Brea Redevelopment Agency
5.00%, 08/01/2033 (Callable 08/01/2027)	1,500,000	1,554,634
5.00%, 08/01/2034 (Callable 08/01/2027)	1,750,000	1,809,343
California Community Choice Financing Authority, 5.00%, 01/01/2056 (Callable 05/01/2033)(a)	2,000,000	2,144,022
California Housing Finance Agency, 3.75%, 03/25/2035	4,741,222	4,723,307
California State University, 3.13%, 11/01/2051 (Callable 05/01/2026)(a)	2,250,000	2,251,424
Central Basin Municipal Water District, 5.00%, 08/01/2044 (Callable 08/01/2028)	70,000	75,005
City of Richmond CA Wastewater Revenue, 0.00%, 08/01/2028(d)	180,000	165,030
El Monte City School District/CA, 0.00%, 08/01/2029(d)	1,640,000	1,421,959
Escalon Unified School District, 0.00%, 08/01/2040 (Callable 08/01/2033)(d)	205,000	182,238
Federal Home Loan Mortgage Corp., 4.00%, 12/25/2036(a)	2,442,060	2,442,073
Fontana Unified School District, 0.00%, 02/01/2033(d)	605,000	469,606
Foothill-Eastern Transportation Corridor Agency
0.00%, 01/01/2026(d)	4,695,000	4,625,821
0.00%, 01/01/2028(d)	3,260,000	3,043,593
0.00%, 01/01/2030(d)	125,000	109,778
Freddie Mac Multifamily ML Certificates, 2.88%, 07/25/2036	7,124,192	6,573,594
Gateway Unified School District/CA, 0.00%, 03/01/2037(d)	100,000	64,990
Golden State Tobacco Securitization Corp.
0.00%, 06/01/2026(d)	240,000	234,094
0.00%, 06/01/2028(d)	630,000	582,960
5.00%, 06/01/2028 (Callable 06/01/2027)	425,000	444,383

The accompanying notes are an integral part of these financial statements.

201

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
California - (Continued)
Kingsburg Joint Union High School District, 5.00%, 08/01/2044 (Callable 08/01/2026)	$150,000	$153,955
Long Beach Community College District
0.00%, 06/01/2032(d)	1,540,000	1,228,084
0.00%, 06/01/2033(d)	1,560,000	1,189,567
Los Alamitos Unified School District, 0.00%, 08/01/2043 (Callable 08/01/2031)(d)	355,000	364,075
Los Angeles Department of Water & Power, 5.25%, 07/01/2044 (Callable 01/01/2035)	1,350,000	1,428,546
Moreno Valley Unified School District/CA, 0.00%, 07/01/2029(d)	75,000	67,046
Morongo Unified School District, 0.00%, 08/01/2041 (Callable 08/01/2030)(d)	280,000	293,774
Orange County Water District, 5.00%, 08/15/2034	285,000	313,596
Pacheco Union Elementary School District, 0.00%, 02/01/2028(d)	65,000	60,082
0.00%, 02/01/2037(d)	300,000	197,805
Pajaro Valley Unified School District, 0.00%, 08/01/2027(d)	25,000	23,615
Palmdale Elementary School District, 0.00%, 08/01/2031(d)	30,000	24,854
Rio Hondo Community College District, 6.85%, 08/01/2042 (Callable 08/01/2034)	7,160,000	8,729,503
Riverside County Redevelopment Successor Agency, 8.25%, 10/01/2031 (Callable 10/01/2026)	650,000	693,494
Roseville Joint Union High School District, 0.00%, 08/01/2034 (Callable 08/01/2026)(d)	85,000	59,344
San Diego Unified School District/CA, 0.00%, 07/01/2030(d)	100,000	85,572
San Joaquin Hills Transportation Corridor Agency
0.00%, 01/01/2027(d)	1,380,000	1,326,496
0.00%, 01/01/2028(d)	1,110,000	1,039,900
St Helena Unified School District, 0.00%, 08/01/2037 (Callable 08/01/2025)(d)	25,000	14,019
Sutter Union High School District
0.00%, 08/01/2036 (Callable 08/01/2025)(d)	75,000	34,537
0.00%, 08/01/2037 (Callable 08/01/2025)(d)	50,000	21,438
0.00%, 08/01/2041 (Callable 08/01/2025)(d)	50,000	16,055

	Par	Value
0.00%, 08/01/2043 (Callable 08/01/2025)(d)	$200,000	$55,352
Woodlake Union High School District, 0.00%, 08/01/2033(d)	1,000,000	693,265
		64,567,385
Colorado - 1.5%
Adams & Weld Counties School District No 27J Brighton/CO, 5.00%, 12/01/2036 (Callable 12/01/2027)	1,000,000	1,032,519
Adams County School District No 14, 5.50%, 12/01/2041 (Callable 12/01/2034)	350,000	386,705
Arapahoe County School District No 6 Littleton, 5.50%, 12/01/2043 (Callable 12/01/2028)	2,000,000	2,082,432
Boulder Valley School District No Re-2 Boulder, 5.00%, 12/01/2038 (Callable 08/01/2025)	1,225,000	1,226,037
Brush School District No. RE-2J, 5.00%, 12/01/2032 (Callable 12/01/2027)	395,000	410,626
City & County of Denver CO, 5.00%, 06/01/2038 (Callable 06/01/2026)	310,000	313,368
City of Boulder CO Storm Water & Flood Management Revenue, 3.00%, 12/01/2030 (Callable 12/01/2025)	925,000	908,760
City of Fort Lupton CO, 4.00%, 12/01/2042 (Callable 12/01/2027)	850,000	797,080
Colorado Health Facilities Authority
5.00%, 05/15/2027 (Callable 05/15/2026)	210,000	213,525
5.00%, 06/01/2028 (Callable 06/01/2027)	100,000	104,027
El Paso County School District No 20 Academy
5.25%, 12/15/2040 (Callable 12/15/2034)	200,000	219,392
5.25%, 12/15/2041 (Callable 12/15/2034)	350,000	379,192
5.25%, 12/15/2042 (Callable 12/15/2034)	400,000	428,765
5.25%, 12/15/2043 (Callable 12/15/2034)	450,000	479,167
5.25%, 12/15/2044 (Callable 12/15/2034)	400,000	424,379
5.25%, 12/15/2045 (Callable 12/15/2034)	200,000	211,897
Mesa County Valley School District No. 51, 5.50%, 12/01/2037 (Callable 12/01/2027)	1,000,000	1,049,435
State of Colorado, 5.25%, 03/15/2042 (Callable 03/15/2027)	1,000,000	1,015,666

The accompanying notes are an integral part of these financial statements.

202

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Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Colorado - (Continued)
University of Colorado, 5.00%, 06/01/2044 (Callable 06/01/2029)	$545,000	$555,787
Weld County School District No RE-9 Ault-Highland
5.25%, 12/01/2041 (Callable 12/01/2034)	500,000	543,178
5.25%, 12/01/2042 (Callable 12/01/2034)	500,000	538,636
5.25%, 12/01/2043 (Callable 12/01/2034)	500,000	535,477
5.25%, 12/01/2044 (Callable 12/01/2034)	500,000	532,740
5.25%, 12/01/2045 (Callable 12/01/2034)	450,000	477,382
Wiggins School District No RE-50J Adams Morgan & Weld Counties, 4.00%, 12/01/2039 (Callable 12/01/2031)	500,000	490,637
		15,356,809
Connecticut - 1.2%
Connecticut Housing Finance Authority
2.88%, 11/15/2030 (Callable 08/01/2025)	1,325,000	1,263,950
4.00%, 11/15/2045 (Callable 05/15/2028)	2,055,000	2,063,624
4.00%, 11/15/2047 (Callable 11/15/2026)	250,000	250,323
4.00%, 05/15/2049 (Callable 11/15/2028)	1,070,000	1,078,865
Connecticut State Health & Educational Facilities Authority
5.25%, 03/01/2032	100,000	109,646
2.80%, 07/01/2057(a)	4,050,000	4,027,223
State of Connecticut Special Tax Revenue, 5.00%, 10/01/2036 (Callable 10/01/2028)	3,000,000	3,116,782
		11,910,413
District of Columbia - 0.2%
District of Columbia Housing Finance Agency, 3.15%, 05/01/2046(a)	2,500,000	2,474,760
Florida - 3.4%
Broward County Housing Finance Authority, 3.50%, 04/01/2041 (Callable 10/01/2025)(a)	1,000,000	1,000,008
City of Fort Lauderdale FL Water & Sewer Revenue, 5.50%, 09/01/2048 (Callable 09/01/2033)	3,500,000	3,757,265
City of Fort Myers FL, 4.00%, 12/01/2037 (Callable 12/01/2025)	480,000	477,014

	Par	Value
City of Melbourne FL Water & Sewer Revenue, 0.00%, 10/01/2026(d)	$40,000	$38,584
City of Ocoee FL, 4.00%, 10/01/2040 (Callable 10/01/2030)	300,000	292,013
City of Orlando FL Tourist Development Tax Revenue, 5.00%, 11/01/2034 (Callable 11/01/2027)	1,000,000	1,031,761
County of Miami-Dade FL
0.00%, 10/01/2026(d)	150,000	144,689
0.00%, 10/01/2027(d)	355,000	332,810
5.25%, 10/01/2030	4,830,000	5,278,765
Florida Housing Finance Corp.
5.00%, 12/01/2026(a)	2,500,000	2,515,978
1.94%, 08/01/2036	4,932,058	3,843,461
4.20%, 01/01/2045 (Callable 01/01/2028)	2,195,000	2,034,257
3.50%, 07/01/2051 (Callable 07/01/2029)	570,000	568,271
5.25%, 07/01/2054 (Callable 07/01/2032)	255,000	266,032
Leon County - City of Tallahassee Blueprint Intergovernmental Agency, 4.00%, 10/01/2038 (Callable 10/01/2031)	4,805,000	4,749,609
Osceola County Expressway Authority
5.40%, 10/01/2028	170,000	183,564
5.75%, 10/01/2031	60,000	69,081
6.25%, 10/01/2042 (Callable 10/01/2031)	7,540,000	8,865,899
		35,449,061
Georgia - 2.5%
City of Decatur GA, 3.00%, 08/01/2038 (Callable 08/01/2025)	500,000	436,261
DeKalb County Housing Authority, 3.23%, 04/01/2026	530,000	529,764
DeKalb Newton & Gwinnett Counties Joint Development Authority, 5.00%, 06/01/2028	525,000	553,432
Forsyth County Hospital Authority, 6.38%, 10/01/2028	4,365,000	4,644,939
Georgia Housing & Finance Authority, 3.50%, 12/01/2046 (Callable 12/01/2025)	35,000	34,926
Gwinnett County School District, 5.00%, 02/01/2040 (Callable 02/01/2029)	3,000,000	3,095,423
Homerville Housing Authority, 3.45%, 01/01/2028(a)	1,000,000	1,005,316
Main Street Natural Gas, Inc.
4.00%, 07/01/2052 (Callable 06/01/2027)(a)	1,615,000	1,630,182

The accompanying notes are an integral part of these financial statements.

203

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Georgia - (Continued)
5.00%, 07/01/2053 (Callable 12/01/2029)(a)	$8,000,000	$8,428,916
5.00%, 04/01/2054 (Callable 01/02/2031)(a)	5,000,000	5,301,710
		25,660,869
Idaho - 0.3%
Idaho Housing & Finance Association, 6.00%, 07/01/2054 (Callable 01/01/2033)	2,720,000	2,974,486
Illinois - 4.4%
Cary Park District, 4.00%, 12/15/2032 (Callable 12/15/2026)	125,000	125,612
Chillicothe Park District, 5.50%, 12/01/2029	150,000	163,232
City of Chicago IL
0.00%, 01/01/2027(d)	75,000	71,487
0.00%, 01/01/2028(d)	350,000	323,323
City of Springfield IL, 5.00%, 12/01/2031 (Callable 12/01/2025)	500,000	503,814
Community Unit School District Number 427 DeKalb and Kane Counties Illinois, 0.00%, 01/01/2026(d)	2,785,000	2,740,185
Cook County School District No 130 Blue Island, 5.00%, 12/01/2026 (Callable 12/01/2025)	1,150,000	1,159,418
Cook County School District No 159 Matteson-Richton Park, 0.00%, 12/01/2025(d)	705,000	695,620
0.00%, 12/01/2026(d)	460,000	440,749
0.00%, 12/01/2028(d)	535,000	481,842
County of Cook IL, 5.00%, 11/15/2033 (Callable 11/15/2027)	3,000,000	3,114,825
Fayette & Montgomery Counties Community Unit School District No 203 Vandalia, 5.00%, 12/01/2036 (Callable 12/01/2034)	305,000	326,892
Hoffman Estates Park District, 5.00%, 12/01/2040 (Callable 12/01/2030)	1,415,000	1,449,615
Illinois Development Finance Authority
0.00%, 07/15/2025(d)	18,045,000	18,021,910
2.45%, 11/15/2039(a)	2,230,000	2,216,064
Illinois Finance Authority
5.25%, 08/15/2031 (Callable 08/15/2026)	1,830,000	1,877,183
4.00%, 02/15/2041 (Callable 02/15/2027)	495,000	504,711

	Par	Value
Illinois Housing Development Authority
3.10%, 02/01/2035 (Callable 02/01/2026)	$875,000	$793,343
3.50%, 08/01/2046 (Callable 02/01/2026)	455,000	454,093
4.00%, 08/01/2048 (Callable 08/01/2027)	250,000	250,977
Illinois Municipal Electric Agency, 4.00%, 02/01/2034 (Callable 08/01/2025)	160,000	159,998
Kane McHenry Cook & De Kalb Counties Unit School District No 300/IL, 5.00%, 01/01/2032 (Callable 01/01/2027)	2,085,000	2,150,092
Knox & Warren Counties Community Unit School District No 205 Galesburg, 4.00%, 12/01/2034 (Callable 12/01/2027)	425,000	425,652
Mason Logan & Tazewell Counties Community Unit School Dist No 189 Illini Central, 5.00%, 12/01/2040 (Callable 12/01/2028)	600,000	620,849
Metropolitan Water Reclamation District of Greater Chicago, 5.00%, 12/01/2034 (Callable 12/01/2026)	295,000	301,032
Rock Island & Mercer Counties Community Unit School District No 300, 5.00%, 12/01/2040 (Callable 12/01/2034)	925,000	975,430
State of Illinois Sales Tax Revenue, 4.00%, 06/15/2038 (Callable 06/15/2028)	1,850,000	1,767,041
Village of Downers Grove IL, 4.00%, 01/01/2038 (Callable 01/01/2026)	375,000	354,153
Village of Manhattan IL, 4.00%, 01/01/2030 (Callable 01/01/2027)	250,000	252,192
Village of Romeoville IL, 4.00%, 12/30/2030 (Callable 12/30/2028)	1,320,000	1,351,557
Village of Schaumburg IL, 4.00%, 12/01/2028	470,000	488,050
Waukegan Park District, 3.13%, 12/15/2028 (Callable 08/01/2025)	390,000	382,819
Will County School District No 122, 0.00%, 10/01/2027(d)	470,000	440,622
		45,384,382
Indiana - 3.0%
Brownsburg 1999 School Building Corp., 5.50%, 01/15/2043 (Callable 07/15/2031)	1,460,000	1,531,924

The accompanying notes are an integral part of these financial statements.

204

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Indiana - (Continued)
City of Evansville IN, 5.00%, 02/01/2029 (Callable 02/01/2026)	$735,000	$742,257
City of West Lafayette IN Sewer Revenue
5.00%, 07/01/2041 (Callable 07/01/2034)	800,000	832,814
5.00%, 07/01/2043 (Callable 07/01/2034)	440,000	452,420
Clark-Pleasant Community School Building Corp., 5.00%, 07/15/2042 (Callable 07/15/2034)	1,600,000	1,664,340
Columbus Multi School Building Corp.
5.00%, 07/15/2039 (Callable 07/15/2034)	310,000	330,864
5.00%, 07/15/2040 (Callable 07/15/2034)	425,000	449,473
5.00%, 07/15/2041 (Callable 07/15/2034)	400,000	418,580
Fishers Redevelopment Authority
4.00%, 07/15/2042 (Callable 01/15/2034)	1,000,000	903,042
4.00%, 01/15/2044 (Callable 01/15/2034)	1,000,000	886,546
Fishers Town Hall Building Corp., 5.50%, 07/15/2040 (Callable 07/15/2032)	1,000,000	1,085,947
Hammond Multi-School Building Corp., 5.00%, 07/15/2033 (Callable 01/15/2028)	820,000	852,024
Indiana Housing & Community Development Authority, 5.75%, 07/01/2053 (Callable 07/01/2032)	775,000	818,707
Indianapolis Local Public Improvement Bond Bank, 6.00%, 02/01/2048 (Callable 02/01/2033)	2,000,000	2,193,113
Lake Ridge Multi-School Building Corp., 5.50%, 01/15/2042 (Callable 07/15/2032)	2,000,000	2,112,919
MSD of Wabash County Multi-School Building Corp., 5.00%, 01/15/2044 (Callable 07/15/2034)	1,275,000	1,320,751
Muncie Community School Corp., 3.50%, 07/15/2025	3,010,000	3,009,992
Nineveh-Hensley-Jackson Intermediate School Building Corp., 5.00%, 07/15/2038 (Callable 07/15/2032)	800,000	837,185
Northwestern School Building Corp., 6.00%, 07/15/2040 (Callable 07/15/2031)	700,000	768,666

	Par	Value
Perry Central Multi-School Building Corp., 5.00%, 07/15/2038 (Callable 07/15/2033)	$375,000	$395,039
Richmond Multi-School Building Corp.
5.00%, 07/15/2036 (Callable 07/15/2032)	300,000	325,186
5.00%, 07/15/2037 (Callable 07/15/2032)	225,000	242,372
5.00%, 07/15/2038 (Callable 07/15/2032)	235,000	251,074
5.00%, 01/15/2040 (Callable 07/15/2032)	195,000	205,065
Speedway Multi-School Building Corp., 5.00%, 01/15/2044 (Callable 07/15/2034)	755,000	773,639
Sunman-Dearborn High School Building Corp.
5.00%, 07/15/2043 (Callable 07/15/2033)	3,550,000	3,650,894
5.00%, 01/15/2044 (Callable 07/15/2033)	550,000	563,078
Wawasee High School Building Corp., 5.00%, 07/15/2041 (Callable 07/15/2034)	2,485,000	2,606,102
Westfield-Washington Multi-School Building Corp., 5.25%, 01/15/2044 (Callable 07/15/2034)	1,100,000	1,150,554
		31,374,567
Iowa - 1.2%
Clinton Community School District/IA Infrastructure Sales Services & Use Tax, 4.38%, 07/01/2036 (Callable 07/01/2028)	2,100,000	2,127,201
County of Dallas IA Local Option Sales & Services Tax Revenue
5.00%, 06/01/2042 (Callable 06/01/2032)	1,680,000	1,734,797
5.00%, 06/01/2043 (Callable 06/01/2032)	1,765,000	1,812,891
4.00%, 06/01/2044 (Callable 06/01/2032)	600,000	529,510
4.00%, 06/01/2045 (Callable 06/01/2032)	500,000	435,892
Iowa Finance Authority,
5.00%, 08/01/2035 (Callable 08/01/2025)	950,000	951,530
Iowa Finance Authority, 4.00%, 07/01/2047 (Callable 07/01/2028)	890,000	896,155
5.00%, 12/01/2050 (Callable 12/01/2032)(a)	730,000	827,116
5.50%, 07/01/2053 (Callable 01/01/2033)	2,730,000	2,883,961
		12,199,053

The accompanying notes are an integral part of these financial statements.

205

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Kansas - 0.2%
City of Goddard KS, 5.00%, 12/01/2025 (Callable 08/01/2025)	$530,000	$530,662
Crawford County Unified School District No 250 Pittsburg, 5.00%, 09/01/2035 (Callable 09/01/2027)	60,000	63,073
Kansas Development Finance Authority, 5.00%, 11/15/2054 (Callable 11/15/2028)(a)	1,615,000	1,714,206
		2,307,941
Kentucky - 0.6%
City of Versailles KY, 3.00%, 08/15/2026 (Callable 08/01/2025)	2,000,000	1,990,831
Kentucky Bond Development Corp., 3.00%, 05/01/2034 (Callable 05/01/2026)	695,000	643,167
Kentucky Housing Corp.
3.50%, 07/01/2028 (Callable 01/01/2027)(a)	2,000,000	2,010,080
5.00%, 09/01/2043 (Callable 03/01/2026)(a)	1,615,000	1,634,855
		6,278,933
Louisiana - 4.0%
Louisiana Housing Corp., 4.00%, 01/01/2043 (Callable 07/01/2026)(a)	3,650,000	3,680,541
Louisiana Public Facilities Authority
5.50%, 05/15/2027 (Callable 05/15/2026)	14,065,000	14,385,646
5.50%, 05/15/2032 (Callable 05/15/2026)	22,190,000	22,695,874
4.00%, 04/01/2050 (Callable 04/01/2030)	260,000	270,722
		41,032,783
Maine - 0.0%(e)
Maine State Housing Authority, 3.50%, 11/15/2047 (Callable 11/15/2026)	10,000	9,973
Maryland - 0.1%
City of Baltimore MD, 5.00%, 07/01/2028	160,000	164,415
Maryland Health & Higher Educational Facilities Authority, 5.00%, 07/01/2027	1,095,000	1,113,669
		1,278,084
Massachusetts - 0.8%
Massachusetts Bay Transportation Authority Sales Tax Revenue, 0.00%, 07/01/2030 (Callable 07/01/2026)(d)	1,400,000	1,183,363

	Par	Value
Massachusetts Housing Finance Agency
4.00%, 12/01/2044 (Callable 08/01/2025)	$85,000	$84,983
4.00%, 12/01/2048 (Callable 06/01/2027)	560,000	561,475
4.00%, 06/01/2049 (Callable 12/01/2028)	280,000	281,328
3.00%, 12/01/2050 (Callable 12/01/2029)	130,000	128,118
Massachusetts State College Building Authority
0.00%, 05/01/2027(d)	695,000	657,531
0.00%, 05/01/2028(d)	5,790,000	5,313,230
		8,210,028
Michigan - 2.2%
Carman-Ainsworth Community Schools
5.00%, 05/01/2040 (Callable 05/01/2035)	200,000	215,298
5.00%, 05/01/2041 (Callable 05/01/2035)	345,000	367,482
5.00%, 05/01/2042 (Callable 05/01/2035)	500,000	527,944
5.00%, 05/01/2043 (Callable 05/01/2035)	370,000	388,292
5.00%, 05/01/2044 (Callable 05/01/2035)	440,000	459,295
City of Ferndale MI, 3.00%, 04/01/2032 (Callable 04/01/2029)	450,000	433,992
County of Kent MI, 4.00%, 01/01/2034 (Callable 07/18/2025)	2,060,000	2,060,818
Michigan Finance Authority, 5.00%, 11/01/2044 (Callable 11/01/2025)	1,000,000	995,080
Michigan State Housing Development Authority
2.70%, 12/01/2034 (Callable 12/01/2028)	4,700,000	4,095,495
3.25%, 10/01/2037 (Callable 10/01/2025)	755,000	664,303
4.00%, 06/01/2046 (Callable 12/01/2025)	70,000	69,995
4.25%, 12/01/2049 (Callable 06/01/2028)	1,385,000	1,397,604
5.00%, 06/01/2053 (Callable 12/01/2031)	710,000	737,759
5.50%, 06/01/2053 (Callable 12/01/2031)	1,585,000	1,670,868
Warren Consolidated Schools, 5.00%, 05/01/2033 (Callable 05/01/2026)	7,255,000	7,355,689
5.00%, 05/01/2035 (Callable 05/01/2026)	950,000	962,636
		22,402,550

The accompanying notes are an integral part of these financial statements.

206

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Minnesota - 1.2%
City of Coon Rapids MN, 5.60%, 12/01/2039	$2,482,901	$2,661,191
County of Hennepin MN, 5.00%, 12/01/2035 (Callable 12/01/2026)	1,835,000	1,879,908
County of Washington MN, 2.13%, 02/01/2033 (Callable 02/01/2028)	1,495,000	1,324,642
Duluth Independent School District No 709
2.60%, 03/01/2028	1,415,000	1,402,894
4.20%, 03/01/2034 (Callable 03/01/2027)	665,000	678,983
Housing & Redevelopment Authority of The City of St Paul Minnesota
4.50%, 07/01/2028 (Callable 07/01/2026)	350,000	352,666
5.00%, 07/01/2036 (Callable 07/01/2026)	1,315,000	1,341,344
Minnesota Housing Finance Agency
4.00%, 07/01/2047 (Callable 01/01/2027)	80,000	80,053
4.25%, 07/01/2049 (Callable 07/01/2028)	530,000	535,087
6.25%, 07/01/2054 (Callable 01/01/2033)	1,880,000	2,035,908
		12,292,676
Mississippi - 0.7%
County of Warren MS, 6.00%, 09/01/2036 (Callable 09/01/2033)	625,000	723,874
Mississippi Development Bank, 5.25%, 03/01/2035 (Callable 03/01/2028)	495,000	503,268
Mississippi Home Corp.
4.40%, 12/01/2043 (Callable 12/01/2031)	1,250,000	1,233,659
4.65%, 12/01/2044 (Callable 06/01/2033)	2,345,000	2,297,345
West Rankin Utility Authority, 5.00%, 01/01/2043 (Callable 01/01/2028)	2,500,000	2,645,406
		7,403,552
Missouri - 2.2%
Cameron School District No R-I/MO, 4.00%, 03/01/2037 (Callable 03/01/2030)	715,000	703,815
Carl Junction R-I School District/MO, 5.00%, 03/01/2035 (Callable 03/01/2029)	565,000	600,456
Cass County Reorganized School District No R-1 Midway
5.00%, 03/01/2042 (Callable 03/01/2029)	550,000	572,734

	Par	Value
5.00%, 03/01/2044 (Callable 03/01/2029)	$700,000	$724,567
De Soto School District No 73, 5.00%, 03/01/2035 (Callable 03/01/2030)	250,000	267,393
Jackson County Consolidated School District No 4, 5.75%, 03/01/2044 (Callable 03/01/2035)	750,000	824,454
Jackson County School District No. R-IV, 5.50%, 03/01/2037 (Callable 03/01/2029)	1,040,000	1,107,290
Mexico School District No 59
5.00%, 03/01/2042 (Callable 03/01/2029)	2,250,000	2,342,141
5.00%, 03/01/2043 (Callable 03/01/2029)	1,000,000	1,038,521
Missouri Housing Development Commission, 5.50%, 05/01/2055 (Callable 05/01/2033)	1,995,000	2,132,331
North Callaway County School District No R-1
5.00%, 03/01/2035 (Callable 03/01/2029)	850,000	903,340
5.00%, 03/01/2036 (Callable 03/01/2029)	1,030,000	1,092,070
5.00%, 03/01/2037 (Callable 03/01/2029)	1,100,000	1,163,946
Orchard Farm R-V School District/MO, 3.00%, 04/01/2035 (Callable 04/01/2029)	425,000	426,140
Pattonville R-3 School District, 5.25%, 03/01/2041 (Callable 03/01/2031)	1,000,000	1,053,174
Pleasant Hill R-III School District
5.00%, 03/01/2042 (Callable 03/01/2030)	2,120,000	2,155,205
5.00%, 03/01/2043 (Callable 03/01/2030)	2,460,000	2,491,609
Taney County Reorganized School District No R-V Hollister, 5.50%, 03/01/2040 (Callable 03/01/2034)	385,000	417,499
Troy Reorganized School District No 3 Lincoln County, 5.00%, 03/01/2042 (Callable 03/01/2032)	1,000,000	1,027,401
Union R-XI School District, 5.00%, 03/01/2041 (Callable 03/01/2032)	1,000,000	1,031,304
Warrensburg School District No R-VI
5.75%, 03/01/2041 (Callable 03/01/2035)	525,000	586,723
5.75%, 03/01/2042 (Callable 03/01/2035)	600,000	664,405
		23,326,518

The accompanying notes are an integral part of these financial statements.

207

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Montana - 0.3%
City of Belgrade MT, 5.25%, 07/01/2043 (Callable 07/01/2032)	$2,000,000	$2,094,794
Montana Board of Housing
3.00%, 12/01/2045 (Callable 06/01/2029)	525,000	395,264
3.05%, 06/01/2050 (Callable 06/01/2029)	260,000	187,718
		2,677,776
Nebraska - 1.1%
Central Plains Energy Project, 5.00%, 05/01/2054 (Callable 08/01/2029)(a)	5,000,000	5,255,533
City of Omaha NE, 6.50%, 12/01/2030	1,930,000	2,152,306
Nebraska Educational Health Cultural & Social Services Finance Authority
4.00%, 01/01/2033 (Callable 01/01/2026)	435,000	432,909
4.00%, 01/01/2034 (Callable 01/01/2026)	2,000,000	1,964,160
4.00%, 01/01/2035 (Callable 01/01/2026)	1,000,000	973,476
Nebraska Investment Finance Authority, 3.50%, 09/01/2050 (Callable 03/01/2029)	1,045,000	1,041,129
University of Nebraska
3.00%, 05/15/2035 (Callable 05/15/2026)	20,000	20,032
3.00%, 07/01/2039 (Callable 07/01/2026)	15,000	15,039
		11,854,584
New Hampshire - 0.2%
New Hampshire Health and Education Facilities Authority Act, 3.30%, 06/01/2040 (Callable 05/01/2027)(a)	2,000,000	2,005,471
New Jersey - 0.2%
Flemington Raritan Regional Board of Education
2.25%, 09/01/2031 (Callable 09/01/2026)	1,000,000	896,769
2.38%, 09/01/2033 (Callable 09/01/2026)	650,000	562,620
New Jersey Economic Development Authority, 0.00%, 07/01/2025(d)	135,000	135,000
New Jersey Health Care Facilities Financing Authority, 3.75%, 07/01/2027	135,000	135,895

	Par	Value
New Jersey Housing & Mortgage Finance Agency
4.50%, 10/01/2048 (Callable 10/01/2027)	$440,000	$446,347
2.45%, 10/01/2050 (Callable 04/01/2029)	525,000	317,352
		2,493,983
New Mexico - 0.4%
New Mexico Hospital Equipment Loan Council, 4.13%, 08/01/2044 (Callable 08/01/2025)	210,000	210,187
New Mexico Mortgage Finance Authority
3.50%, 07/01/2033 (Callable 01/01/2028)	685,000	674,145
3.55%, 09/01/2037 (Callable 03/01/2027)	685,000	633,923
3.95%, 09/01/2040 (Callable 08/01/2025)	800,000	735,828
5.25%, 03/01/2053 (Callable 03/01/2032)	1,900,000	1,995,548
		4,249,631
New York - 2.2%
Monroe County Industrial Development Corp., 4.84%, 11/01/2040	3,054,383	3,068,096
New York City Transitional Finance Authority Future Tax Secured Revenue
5.00%, 05/01/2035 (Callable 05/01/2028)	1,000,000	1,036,752
5.00%, 11/01/2036 (Callable 11/01/2029)	1,635,000	1,712,692
New York State Dormitory Authority
0.00%, 07/01/2028(d)	65,000	59,444
0.00%, 07/01/2029(d)	1,475,000	1,306,154
5.00%, 03/15/2037 (Callable 09/15/2025)	155,000	155,343
5.25%, 03/15/2039 (Callable 09/15/2028)	3,750,000	3,872,700
5.00%, 03/15/2040 (Callable 09/15/2028)	3,000,000	3,054,183
5.00%, 03/15/2043 (Callable 03/15/2029)	2,450,000	2,475,684
New York State Environmental Facilities Corp.
5.50%, 10/15/2029	300,000	331,289
5.50%, 10/15/2030	390,000	438,210
New York State Housing Finance Agency, 3.60%, 11/01/2062 (Callable 07/22/2025)(a)	2,920,000	2,919,975
North Colonie Central School District, 2.00%, 07/15/2032 (Callable 07/15/2029)	1,115,000	967,140

The accompanying notes are an integral part of these financial statements.

208

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
New York - (Continued)
State of New York Mortgage Agency Homeowner Mortgage Revenue, 4.00%, 10/01/2049 (Callable 04/01/2028)	$1,645,000	$1,650,538
		23,048,200
North Carolina - 3.7%
Asheville Housing Authority, 5.00%, 11/01/2026 (Callable 11/01/2025)(a)	675,000	679,114
County of Forsyth NC, 3.00%, 03/01/2033 (Callable 03/01/2031)	600,000	580,256
County of New Hanover NC, 5.00%, 10/01/2027	200,000	210,075
County of Wake NC, 5.13%, 10/01/2026	550,000	556,906
Inlivian
2.55%, 05/01/2037	4,624,820	3,815,370
5.00%, 06/01/2043 (Callable 12/01/2025)(a)	2,000,000	2,015,387
North Carolina Housing Finance Agency
4.00%, 03/01/2028(a)	6,450,000	6,535,944
4.35%, 01/01/2034 (Callable 07/01/2031)	560,000	566,966
4.00%, 07/01/2050 (Callable 07/01/2029)	910,000	914,696
5.75%, 01/01/2054 (Callable 07/01/2032)	3,800,000	4,040,317
3.20%, 07/01/2056 (Callable 11/15/2025)(a)	2,000,000	1,999,748
Raleigh Housing Authority
5.00%, 10/01/2026(a)	5,500,000	5,520,824
5.00%, 12/01/2026(a)	7,850,000	7,901,147
Town of Morehead City NC, 4.05%, 01/01/2028(a)	3,500,000	3,542,996
		38,879,746
North Dakota - 0.7%
Cass County Joint Water Resource District, 3.45%, 04/01/2027 (Callable 01/01/2026)	3,160,000	3,161,094
North Dakota Housing Finance Agency
3.55%, 07/01/2033 (Callable 01/01/2028)	1,140,000	1,120,425
3.45%, 07/01/2037 (Callable 07/01/2026)	900,000	814,352
4.30%, 07/01/2039 (Callable 07/01/2033)	1,000,000	988,807
3.50%, 07/01/2046 (Callable 01/01/2026)	375,000	374,254
4.00%, 01/01/2050 (Callable 07/01/2028)	670,000	675,207
		7,134,139

	Par	Value
Ohio - 4.0%
City of Wyoming OH, 3.88%, 10/15/2025	$2,000,000	$2,002,864
County of Van Wert OH, 6.13%, 12/01/2049 (Callable 12/01/2029)	24,429,000	27,075,963
EHOVE Joint Vocational School District
5.50%, 12/01/2043 (Callable 06/01/2032)	740,000	778,461
5.50%, 12/01/2044 (Callable 06/01/2032)	400,000	419,135
5.50%, 12/01/2045 (Callable 06/01/2032)	275,000	287,226
FHLMC Multifamily VRD Certificates, 2.55%, 06/15/2035	3,610,000	3,188,808
North Ridgeville City School District, 5.00%, 12/01/2043 (Callable 06/01/2029)	1,025,000	1,044,231
Ohio Housing Finance Agency
5.50%, 03/01/2030	100,000	110,092
5.50%, 09/01/2030	125,000	138,646
5.50%, 03/01/2031	100,000	111,255
5.50%, 09/01/2031	125,000	140,121
5.50%, 03/01/2032	125,000	140,195
5.50%, 09/01/2032	100,000	112,622
5.50%, 03/01/2033	100,000	112,656
5.50%, 09/01/2033	100,000	112,962
3.95%, 09/01/2043 (Callable 09/01/2027)	165,000	148,282
3.50%, 09/01/2046 (Callable 09/01/2025)	275,000	274,590
Ohio Water Development Authority, 5.00%, 12/01/2038 (Callable 12/01/2029)	2,100,000	2,187,027
State of Ohio, 2.75%, 01/01/2052(a)	2,795,000	2,757,579
University of Akron, 5.00%, 01/01/2033 (Callable 07/01/2026)	335,000	337,370
		41,480,085
Oregon - 0.7%
Oregon Coast Community College District
5.00%, 06/15/2038 (Callable 06/15/2034)	175,000	191,364
5.00%, 06/15/2039 (Callable 06/15/2034)	400,000	433,831
5.00%, 06/15/2040 (Callable 06/15/2034)	365,000	392,592
5.00%, 06/15/2041 (Callable 06/15/2034)	350,000	373,051
5.00%, 06/15/2043 (Callable 06/15/2034)	400,000	420,494
State of Oregon
5.00%, 08/01/2042 (Callable 08/01/2027)	1,800,000	1,835,633

The accompanying notes are an integral part of these financial statements.

209

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Oregon - (Continued)
4.00%, 12/01/2045 (Callable 08/01/2025)	$75,000	$74,994
4.00%, 12/01/2048 (Callable 12/01/2026)	440,000	440,427
State of Oregon Housing & Community Services Department
3.55%, 07/01/2033 (Callable 07/01/2027)	1,005,000	987,743
2.90%, 07/01/2043 (Callable 07/01/2027)	1,000,000	722,685
4.00%, 01/01/2047 (Callable 07/01/2025)	85,000	85,000
3.75%, 07/01/2048 (Callable 01/01/2027)	1,020,000	853,128
		6,810,942
Pennsylvania - 1.2%
Commonwealth Financing Authority, 4.00%, 06/01/2039 (Callable 06/01/2028)	1,525,000	1,424,669
Delaware County Vocational & Technical School Authority, 4.00%, 11/01/2054 (Callable 11/01/2032)	5,000,000	4,310,657
Mckeesport Area School District, 0.00%, 10/01/2025(d)	110,000	109,133
Pennsylvania Housing Finance Agency
3.50%, 10/01/2046 (Callable 10/01/2025)	195,000	194,725
3.50%, 04/01/2051 (Callable 10/01/2029)	1,250,000	1,247,220
5.50%, 10/01/2053	1,840,000	1,942,416
5.75%, 10/01/2053 (Callable 10/01/2032)	1,105,000	1,171,528
Pittsburgh Water & Sewer Authority
0.00%, 09/01/2026(d)	890,000	860,686
0.00%, 09/01/2027(d)	1,110,000	1,043,161
0.00%, 09/01/2028(d)	370,000	337,535
		12,641,730
Puerto Rico - 1.7%
Puerto Rico Public Finance Corp., 6.00%, 08/01/2026	8,560,000	8,791,221
Puerto Rico Public Finance Corp., 5.50%, 08/01/2027	8,090,000	8,441,699
		17,232,920
Rhode Island - 0.5%
Rhode Island Health and Educational Building Corp.
5.25%, 05/15/2040 (Callable 05/15/2034)	1,000,000	1,075,141
5.25%, 05/15/2041 (Callable 05/15/2034)	1,455,000	1,547,445

	Par	Value
5.25%, 05/15/2042 (Callable 05/15/2034)	$2,000,000	$2,108,242
Rhode Island Housing & Mortgage Finance Corp., 3.50%, 10/01/2050 (Callable 10/01/2029)	695,000	692,907
		5,423,735
South Carolina - 2.4%
City of Columbia SC Waterworks & Sewer System Revenue, 5.00%, 02/01/2049 (Callable 02/01/2029)	5,680,000	6,136,764
South Carolina Jobs-Economic Development Authority
5.00%, 08/15/2036 (Callable 08/15/2026)(b)(c)	7,500,000	7,677,015
5.00%, 08/15/2041 (Callable 08/15/2026)(b)(c)	4,165,000	4,263,302
Tobacco Settlement Revenue Management Authority, 6.38%, 05/15/2030	6,340,000	7,184,810
		25,261,891
South Dakota - 0.1%
County of Clay SD, 5.00%, 12/01/2038 (Callable 12/01/2031)	1,000,000	1,043,583
Tennessee - 1.8%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
5.00%, 12/01/2026 (Callable 12/01/2025)(a)	1,000,000	1,006,640
4.88%, 11/01/2028	1,190,000	1,233,096
3.85%, 02/01/2048(a)	1,000,000	1,001,836
Metropolitan Government of Nashville & Davidson County TN, 3.00%, 01/01/2034 (Callable 01/01/2031)	1,625,000	1,538,954
Tennessee Housing Development Agency
1.75%, 07/01/2028	350,000	328,957
1.95%, 07/01/2030 (Callable 07/01/2029)	550,000	497,593
3.85%, 01/01/2035 (Callable 07/22/2025)	230,000	227,669
3.90%, 07/01/2042 (Callable 07/01/2027)	350,000	321,118
4.00%, 01/01/2043 (Callable 07/01/2027)	335,000	335,692
3.85%, 07/01/2043 (Callable 07/01/2027)	1,810,000	1,589,410
5.20%, 07/01/2043 (Callable 07/01/2032)	7,000,000	7,142,003
3.65%, 07/01/2047 (Callable 01/01/2027)	705,000	577,535

The accompanying notes are an integral part of these financial statements.

210

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Tennessee - (Continued)
4.05%, 01/01/2049 (Callable 01/01/2028)	$1,645,000	$1,400,818
3.00%, 01/01/2051 (Callable 01/01/2030)	790,000	780,398
Tennessee State School Bond Authority, 5.00%, 11/01/2047 (Callable 11/01/2027)	500,000	500,888
		18,482,607
Texas - 26.0%(f)
Aldine Independent School District, 5.00%, 02/15/2040 (Callable 02/15/2034)	240,000	255,230
Alvarado Independent School District/TX, 2.75%, 02/15/2052(a)	1,650,000	1,647,575
Anna Independent School District, 5.00%, 08/15/2035 (Callable 08/15/2026)	910,000	928,343
Arlington Higher Education Finance Corp.
4.00%, 08/15/2028 (Callable 08/15/2026)	850,000	857,919
3.00%, 08/15/2032 (Callable 08/15/2031)	835,000	793,910
3.00%, 08/15/2033 (Callable 08/15/2031)	1,070,000	1,004,195
4.00%, 08/15/2033 (Callable 08/15/2026)	475,000	476,397
5.00%, 08/15/2033 (Callable 08/15/2030)	1,770,000	1,867,502
5.00%, 08/15/2033	150,000	167,969
4.00%, 08/15/2034 (Callable 08/15/2026)	195,000	197,357
4.00%, 08/15/2035 (Callable 08/15/2026)	480,000	485,801
4.00%, 12/01/2035 (Callable 06/01/2027)	450,000	447,753
4.00%, 08/15/2036 (Callable 08/15/2031)	1,000,000	1,002,686
4.00%, 08/15/2036 (Callable 08/15/2030)	510,000	510,168
5.00%, 08/15/2036 (Callable 08/15/2034)	175,000	192,243
5.00%, 08/15/2036 (Callable 08/15/2035)	500,000	540,850
5.00%, 08/15/2037 (Callable 08/15/2035)	500,000	537,534
5.00%, 08/15/2037 (Callable 08/15/2032)	1,610,000	1,713,324
4.00%, 08/15/2038 (Callable 08/15/2030)	550,000	535,177
4.00%, 08/15/2039 (Callable 08/15/2025)	495,000	462,367

	Par	Value
5.00%, 08/15/2039 (Callable 08/15/2034)	$105,000	$112,656
3.00%, 08/15/2040 (Callable 08/15/2031)	290,000	227,417
3.00%, 08/15/2041 (Callable 08/15/2031)	300,000	230,537
3.00%, 08/15/2042 (Callable 08/15/2031)	265,000	199,990
3.00%, 08/15/2044 (Callable 08/15/2031)	245,000	179,770
4.00%, 08/15/2044 (Callable 08/15/2034)	360,000	324,991
Baird Independent School District, 5.00%, 08/15/2043 (Callable 08/15/2032)	1,760,000	1,826,801
Balmorhea Independent School District, 5.00%, 02/15/2034 (Callable 02/15/2031)	335,000	362,910
Barbers Hill Independent School District
5.00%, 02/15/2043 (Callable 08/15/2034)	1,000,000	1,044,235
5.00%, 02/15/2044 (Callable 08/15/2034)	750,000	779,251
Boerne Independent School District, 3.85%, 12/01/2043(a)	970,000	988,379
Brazoria County Toll Road Authority
4.00%, 03/01/2039 (Callable 03/01/2030)	200,000	195,016
4.00%, 03/01/2041 (Callable 03/01/2030)	65,000	60,259
4.00%, 03/01/2042 (Callable 03/01/2030)	750,000	684,469
Cedar Hill Independent School District
5.00%, 02/15/2040 (Callable 02/15/2034)	1,475,000	1,569,704
5.00%, 02/15/2041 (Callable 02/15/2034)	2,500,000	2,640,011
5.00%, 02/15/2042 (Callable 02/15/2034)	3,500,000	3,668,371
City of Houston TX
5.50%, 12/01/2029	16,050,000	17,170,229
5.75%, 12/01/2032	24,965,000	29,523,534
City of Houston TX Combined Utility System Revenue
0.00%, 12/01/2026(d)	1,050,000	1,006,058
0.00%, 12/01/2027(d)	265,000	246,341
0.00%, 12/01/2028(d)	4,620,000	4,160,950
City of San Antonio TX, 4.00%, 02/01/2029 (Callable 08/01/2025)	2,205,000	2,206,456
City of Sugar Land TX
4.00%, 02/15/2039 (Callable 02/15/2033)	515,000	513,627
4.00%, 02/15/2040 (Callable 02/15/2033)	515,000	504,263

The accompanying notes are an integral part of these financial statements.

211

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
Clifton Higher Education Finance Corp.
5.00%, 08/15/2029	$295,000	$315,968
5.00%, 08/15/2029 (Callable 07/11/2025)	215,000	215,109
4.00%, 08/15/2031 (Callable 08/15/2026)	170,000	170,263
4.00%, 08/15/2034 (Callable 08/15/2032)	160,000	163,727
5.00%, 08/15/2037 (Callable 08/15/2028)	1,260,000	1,291,736
4.00%, 08/15/2040 (Callable 08/15/2031)	390,000	369,754
4.00%, 08/15/2041 (Callable 08/15/2031)	805,000	753,057
4.00%, 08/15/2043 (Callable 08/15/2028)	250,000	226,451
4.00%, 02/15/2055(a)	3,500,000	3,564,197
Corpus Christi Independent School District, 5.00%, 08/15/2039 (Callable 08/15/2033)	250,000	266,958
County of Bexar TX
5.00%, 06/15/2036 (Callable 06/15/2026)	2,145,000	2,191,953
5.00%, 06/15/2040 (Callable 06/15/2031)	1,525,000	1,597,474
County of Brazoria TX, 3.00%, 03/01/2037 (Callable 03/01/2030)	270,000	240,549
County of Johnson TX
5.00%, 02/15/2037 (Callable 02/15/2035)	420,000	456,761
5.00%, 02/15/2038 (Callable 02/15/2035)	550,000	591,733
Crandall Independent School District, 5.00%, 08/15/2036 (Callable 02/15/2026)	1,005,000	1,012,474
Crockett County Consolidated Common School District No 1
5.00%, 08/15/2034 (Callable 08/15/2029)	220,000	233,181
5.00%, 08/15/2035 (Callable 08/15/2028)	200,000	208,087
Crowley Independent School District, 5.00%, 08/01/2036 (Callable 08/01/2025)	2,000,000	2,003,204
Dalhart Independent School District, 5.00%, 02/15/2040 (Callable 02/15/2032)	1,170,000	1,229,261
Dallas Independent School District, 4.00%, 02/15/2054 (Callable 02/15/2033)	4,500,000	3,881,255
Decatur Hospital Authority
4.00%, 09/01/2029	491,000	498,727

	Par	Value
5.75%, 09/01/2029	$290,000	$305,700
4.00%, 09/01/2034 (Callable 09/01/2031)	2,441,000	2,503,199
Eagle Mountain & Saginaw Independent School District, 4.00%, 08/15/2045 (Callable 08/15/2025)	675,000	610,007
Eula Independent School District/TX, 4.13%, 02/15/2048 (Callable 02/15/2032)	1,610,000	1,457,558
Fort Bend Independent School District, 4.00%, 08/01/2054(a)	4,500,000	4,583,322
Freddie Mac Multifamily ML Certificates, 4.14%, 01/25/2040(a)	2,940,915	2,826,518
Garland Independent School District, 5.00%, 02/15/2039 (Callable 02/15/2033)	490,000	523,978
Generation Park Management District, 4.00%, 09/01/2034 (Callable 09/01/2030)	560,000	568,688
Grand Parkway Transportation Corp.
5.00%, 10/01/2043 (Callable 04/01/2028)	4,500,000	4,550,592
5.80%, 10/01/2045 (Callable 10/01/2028)	300,000	310,812
5.80%, 10/01/2046 (Callable 10/01/2028)	1,000,000	1,034,018
5.85%, 10/01/2048 (Callable 10/01/2028)	800,000	826,609
Harris County Health Facilities Development Corp., 5.75%, 07/01/2027	8,910,000	9,119,528
6.25%, 07/01/2027	4,990,000	5,138,070
Harris County Water Control & Improvement District No 164, 6.63%, 09/01/2032 (Callable 09/01/2031)	45,000	52,174
Harris County-Houston Sports Authority
0.00%, 11/15/2030(d)	2,150,000	1,802,029
0.00%, 11/15/2041 (Callable 11/15/2031)(d)	455,000	197,735
Houston Higher Education Finance Corp.
5.00%, 02/15/2026 (Callable 08/01/2025)	1,030,000	1,031,484
5.00%, 02/15/2034 (Callable 08/01/2025)	1,795,000	1,797,124
Killeen Independent School District, 4.00%, 02/15/2042 (Callable 02/15/2028)	690,000	639,300
La Porte Independent School District/TX, 5.00%, 02/15/2038 (Callable 08/15/2033)	1,630,000	1,761,747
La Pryor Independent School District, 5.00%, 02/15/2032	75,000	83,261

The accompanying notes are an integral part of these financial statements.

212

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
Leander Independent School District, 0.00%, 08/16/2044 (Callable 08/16/2026)(d)	$14,815,000	$6,946,472
Lower Colorado River Authority, 4.75%, 01/01/2028	65,000	66,654
Melissa Independent School District, 5.00%, 08/01/2036 (Callable 08/01/2026)	1,020,000	1,038,419
Mesquite Independent School District, 5.00%, 08/15/2025	5,000	5,012
Midland County Fresh Water Supply District No 1
0.00%, 09/15/2033 (Callable 09/15/2027)(d)	3,475,000	2,451,363
0.00%, 09/15/2034 (Callable 09/15/2027)(d)	1,270,000	849,148
0.00%, 09/15/2035 (Callable 09/15/2027)(d)	2,790,000	1,765,708
0.00%, 09/15/2036 (Callable 09/15/2027)(d)	1,580,000	947,119
0.00%, 09/15/2037 (Callable 09/15/2027)(d)	110,000	62,431
Moulton Independent School District, 4.00%, 08/15/2036 (Callable 08/15/2027)	285,000	283,420
New Hope Cultural Education Facilities Finance Corp.
5.00%, 04/01/2030 (Callable 04/01/2027)	1,150,000	1,188,087
5.00%, 04/01/2031 (Callable 04/01/2027)	1,180,000	1,219,080
5.00%, 04/01/2042 (Callable 04/01/2027)	7,755,000	8,011,839
New Hope Higher Education Finance Corp., 4.00%, 06/15/2028	100,000	101,825
North Texas Tollway Authority
0.00%, 01/01/2036(d)	1,525,000	1,006,534
0.00%, 01/01/2037(d)	4,600,000	2,877,491
0.00%, 09/01/2037 (Callable 09/01/2031)(d)	11,685,000	6,082,349
0.00%, 09/01/2043 (Callable 09/01/2031)(d)	35,405,000	11,745,828
7.00%, 09/01/2043 (Callable 09/01/2031)	8,445,000	10,111,942
6.75%, 09/01/2045 (Callable 09/01/2031)	18,060,000	21,709,446
Northside Independent School District, 2.00%, 06/01/2052(a)	2,470,000	2,405,932
Onalaska Independent School District, 4.00%, 08/15/2030 (Callable 08/01/2025)	340,000	340,101

	Par	Value
Pecos Barstow Toyah Independent School District
5.00%, 02/15/2041 (Callable 02/15/2026)	$2,000,000	$2,008,877
5.00%, 02/15/2042 (Callable 02/15/2026)	3,000,000	3,010,567
Plemons-Stinnett-Phillips Consolidated School District
5.00%, 02/15/2028 (Callable 02/15/2027)	670,000	692,423
5.00%, 02/15/2029 (Callable 02/15/2027)	810,000	836,196
Port Aransas Independent School District
5.00%, 02/15/2041 (Callable 08/15/2027)	575,000	585,831
5.00%, 02/15/2043 (Callable 08/15/2025)	625,000	625,895
PSC/TX, 3.75%, 12/01/2040	4,605,000	4,572,555
Rockwall Independent School District, 5.00%, 02/15/2038 (Callable 08/01/2025)	745,000	746,103
Socorro Independent School District, 4.00%, 08/15/2034 (Callable 02/15/2027)	1,500,000	1,501,832
State of Texas, 5.00%, 04/01/2041 (Callable 04/01/2026)	2,000,000	2,007,156
Tarrant County Hospital District, 5.25%, 08/15/2038 (Callable 08/15/2032)	1,200,000	1,286,699
Texas Department of Housing & Community Affairs
2.15%, 09/01/2035 (Callable 03/01/2029)	545,000	435,626
3.90%, 07/01/2044 (Callable 07/01/2028)	3,000,000	2,586,817
3.63%, 09/01/2044 (Callable 09/01/2028)	1,570,000	1,314,753
Texas State Affordable Housing Corp.
4.25%, 03/01/2049 (Callable 03/01/2029)	150,000	150,935
5.50%, 09/01/2053 (Callable 03/01/2033)	1,775,000	1,868,860
Texas Water Development Board
4.00%, 10/15/2036 (Callable 10/15/2028)	3,940,000	3,902,382
5.00%, 10/15/2042 (Callable 10/15/2027)	2,000,000	2,027,488
4.88%, 10/15/2048 (Callable 10/15/2033)	2,000,000	2,020,209
Town of Westlake TX, 4.00%, 02/15/2030 (Callable 08/01/2025)	335,000	335,109
Veribest Independent School District, 5.00%, 08/15/2039 (Callable 08/15/2032)	645,000	686,233

The accompanying notes are an integral part of these financial statements.

213

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
Viridian Municipal Management District
5.00%, 12/01/2034 (Callable 12/01/2029)	$930,000	$970,038
5.00%, 12/01/2036 (Callable 12/01/2029)	1,050,000	1,084,315
5.00%, 12/01/2037 (Callable 12/01/2029)	550,000	564,970
5.00%, 12/01/2039 (Callable 12/01/2029)	1,000,000	1,017,374
Whitehouse Independent School District, 5.00%, 02/15/2037 (Callable 02/15/2027)	1,200,000	1,221,862
Willis Independent School District, 5.00%, 02/15/2039 (Callable 02/15/2035)	1,410,000	1,520,224
Wylie Independent School District, 0.00%, 08/15/2032 (Callable 08/15/2025)(d)	1,000,000	768,869
		269,822,255
Utah - 1.1%
County of Utah UT, 5.00%, 05/15/2060 (Callable 02/01/2026)(a)	2,875,000	2,929,027
Davis School District, 3.50%, 06/01/2034 (Callable 08/01/2025)	2,000,000	1,967,325
Salt Lake County Municipal Building Authority, 5.00%, 01/15/2041 (Callable 01/15/2028)	375,000	379,743
Utah Charter School Finance Authority, 5.00%, 04/15/2037 (Callable 04/15/2026)	500,000	502,727
Utah Housing Corp.
4.00%, 01/01/2045 (Callable 01/01/2026)	2,040,000	2,039,599
6.00%, 07/01/2053 (Callable 01/01/2032)	2,450,000	2,626,802
6.00%, 07/01/2054 (Callable 01/01/2033)	340,000	371,685
Utah Telecommunication Open Infrastructure Agency, 5.50%, 06/01/2040 (Callable 06/01/2032)	500,000	542,435
		11,359,343
Vermont - 0.3%
Vermont Housing Finance Agency
3.60%, 11/01/2036 (Callable 11/01/2025)	1,255,000	1,185,360
4.00%, 05/01/2048 (Callable 11/01/2026)	50,000	49,995
4.00%, 11/01/2048 (Callable 05/01/2027)	125,000	125,174

	Par	Value
Vermont Municipal Bond Bank, 5.00%, 12/01/2034 (Callable 12/01/2026)	$1,625,000	$1,662,100
		3,022,629
Virginia - 1.9%
Chesapeake Redevelopment & Housing Authority, 5.00%, 05/01/2043 (Callable 05/01/2026)(a)	2,415,000	2,451,453
Danville Industrial Development Authority, 5.25%, 10/01/2028	140,000	145,091
Hampton Roads Transportation Accountability Commission, 5.50%, 07/01/2057 (Callable 01/01/2028)	15,000,000	16,067,952
Virginia Resources Authority
0.00%, 11/01/2027(d)	520,000	486,306
5.00%, 11/01/2045 (Callable 11/01/2025)	1,000,000	1,001,445
		20,152,247
Washington - 2.6%
Central Puget Sound Regional Transit Authority, 5.00%, 11/01/2032 (Callable 11/01/2025)	2,725,000	2,745,000
Clark County School District No 114 Evergreen, 5.25%, 12/01/2040 (Callable 06/01/2032)	9,400,000	10,079,909
County of King WA, 5.00%, 12/01/2042 (Callable 12/01/2034)	385,000	406,119
King County Housing Authority
3.25%, 05/01/2033 (Callable 05/01/2028)	1,500,000	1,455,568
4.00%, 11/01/2034 (Callable 11/01/2029)	1,520,000	1,520,976
4.00%, 11/01/2036 (Callable 11/01/2029)	3,250,000	3,211,091
State of Washington, 4.00%, 07/01/2039 (Callable 07/01/2031)	940,000	926,347
Washington Health Care Facilities Authority
5.00%, 09/01/2031 (Callable 09/01/2030)	175,000	189,449
5.00%, 09/01/2032 (Callable 09/01/2030)	465,000	500,891
Washington State Housing Finance Commission
6.75%, 07/01/2035 (Callable 07/01/2025)(b)	1,850,000	1,850,000
2.65%, 12/01/2040 (Callable 06/01/2029)	1,800,000	1,358,671
4.00%, 06/01/2049 (Callable 06/01/2028)	225,000	225,977

The accompanying notes are an integral part of these financial statements.

214

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Washington - (Continued)
4.00%, 06/01/2050 (Callable 06/01/2029)	$830,000	$835,106
7.00%, 07/01/2050 (Callable 07/01/2025)(b)	1,845,000	1,845,000
		27,150,104
Wisconsin - 4.6%
Baraboo School District, 3.00%, 04/01/2033 (Callable 04/01/2026)	650,000	614,624
Big Foot Union High School District, 3.00%, 03/01/2032 (Callable 03/01/2027)	430,000	431,196
City of Fitchburg WI, 4.00%, 12/01/2042 (Callable 12/01/2032)	1,365,000	1,272,440
County of Kenosha WI, 3.50%, 09/01/2028 (Callable 08/01/2025)	820,000	820,206
D C Everest Area School District/WI, 3.63%, 04/01/2038 (Callable 04/01/2027)	3,900,000	3,959,832
Greendale School District, 5.00%, 03/01/2032 (Callable 03/01/2027)	110,000	113,431
Southeast Wisconsin Professional Baseball Park District
5.50%, 12/15/2026	1,120,000	1,145,297
0.00%, 12/15/2027(d)	1,185,000	1,104,271
0.00%, 12/15/2028(d)	1,000,000	904,172
0.00%, 12/15/2029(d)	1,145,000	998,304
State of Wisconsin
5.00%, 05/01/2032 (Callable 05/01/2026)	1,000,000	1,019,363
5.00%, 05/01/2038 (Callable 05/01/2028)	1,000,000	1,030,826
5.00%, 05/01/2043 (Callable 05/01/2034)	2,840,000	2,992,712
Village of Mount Pleasant WI
5.00%, 04/01/2036 (Callable 04/01/2028)	275,000	285,746
4.00%, 04/01/2037 (Callable 04/01/2028)	2,400,000	2,401,462
5.00%, 04/01/2048 (Callable 04/01/2028)	1,500,000	1,504,398
Waterford Union High School District, 3.00%, 03/01/2039 (Callable 03/01/2029)	665,000	669,172
West De Pere School District, 2.50%, 04/01/2040 (Callable 04/01/2030)	2,500,000	2,463,549
Wisconsin Center District
4.00%, 12/15/2029 (Callable 06/15/2026)	1,480,000	1,497,287

	Par	Value
0.00%, 12/15/2034 (Callable 12/15/2030)(d)	$1,810,000	$1,236,224
0.00%, 12/15/2038 (Callable 12/15/2030)(d)	1,000,000	542,749
0.00%, 12/15/2060 (Callable 12/15/2030)(d)	32,275,000	8,193,896
Wisconsin Health & Educational Facilities Authority
5.00%, 02/15/2028 (Callable 08/15/2025)	20,000	20,032
5.00%, 08/15/2029 (Callable 08/15/2027)	70,000	72,852
4.00%, 02/15/2033 (Callable 08/15/2025)	100,000	100,042
5.00%, 04/01/2033 (Callable 04/01/2027)	900,000	924,042
5.00%, 04/01/2035 (Callable 04/01/2027)	180,000	183,993
4.00%, 04/01/2039 (Callable 04/01/2027)	2,500,000	2,346,137
5.00%, 07/01/2042 (Callable 07/01/2027)	2,000,000	1,990,328
Wisconsin Health & Educational Facilities Authority, 4.00%, 11/15/2046 (Callable 05/15/2026)	3,175,000	3,201,193
Wisconsin Housing & Economic Development Authority Home Ownership Revenue,
3.50%, 09/01/2046 (Callable 09/01/2025)	225,000	224,572
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, 4.00%, 03/01/2048 (Callable 03/01/2027)	850,000	850,693
4.25%, 03/01/2049 (Callable 09/01/2028)	755,000	762,926
6.00%, 03/01/2054 (Callable 09/01/2032)	1,535,000	1,672,601
Wisconsin Housing & Economic Development Authority Housing Revenue, 4.63%, 11/01/2043 (Callable 05/01/2032)	435,000	427,277
		47,977,845
Wyoming - 0.1%
Wyoming Community Development Authority, 4.00%, 12/01/2048 (Callable 06/01/2028)	835,000	838,254
TOTAL MUNICIPAL BONDS (Cost $1,014,928,649)		997,294,681

The accompanying notes are an integral part of these financial statements.

215

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
U.S. TREASURY SECURITIES - 1.5%
United States Treasury Note/Bond, 3.75%, 08/15/2027	$15,000,000	$15,007,031
TOTAL U.S. TREASURY SECURITIES (Cost $14,928,516)		15,007,031
	Shares
SHORT-TERM INVESTMENTS - 1.3%
Money Market Funds - 1.3%
Federated Institutional Tax-Free Cash Trust - Class Premier, 2.30%(g)	13,525,621	13,525,621
TOTAL SHORT-TERM INVESTMENTS (Cost $13,525,621)		13,525,621
TOTAL INVESTMENTS - 98.8% (Cost $1,043,382,786)		$1,025,827,333
Other Assets in Excess of Liabilities - 1.2%		12,697,215
TOTAL NET ASSETS - 100.0%		$1,038,524,548

Percentages are stated as a percent of net assets.
(a)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of June 30, 2025.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $17,062,735 or 1.6% of the Fund’s net assets.

(c)	Step coupon bond. The rate disclosed is as of June 30, 2025.
(d)	Zero coupon bonds make no periodic interest payments.
(e)	Represents less than 0.05% of net assets.
(f)
To the extent that the Fund invests more heavily in a particular state, industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those states, industries or sectors.

(g)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

216

Baird Quality Intermediate Municipal Bond Fund
Summary of Fair Value Disclosure
as of June 30, 2025 (Unaudited)
Baird Quality Intermediate Municipal Bond Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds	$—	$997,294,681	$—	$997,294,681
U.S. Treasury Securities	—	15,007,031	—	15,007,031
Money Market Funds	13,525,621	—	—	13,525,621
Total Investments	$13,525,621	$1,012,301,712	$—	$1,025,827,333

Refer to the Schedule of Investments for further disaggregation of investment categories.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.
The accompanying notes are an integral part of these financial statements.

217

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Par	Value
MUNICIPAL BONDS - 97.3%
Alabama - 2.3%
Alabama Community College System
5.00%, 10/01/2028 (Callable 10/01/2026)	$310,000	$317,483
5.25%, 06/01/2043 (Callable 06/01/2033)	500,000	522,189
Alabama Housing Finance Authority, 5.75%, 04/01/2055 (Callable 04/01/2033)	1,995,000	2,156,079
Alabama Special Care Facilities Financing Authority-Birmingham AL, 5.00%, 06/01/2030 (Callable 08/01/2025)	1,045,000	1,045,998
Alabama State University
5.00%, 09/01/2030	600,000	643,861
5.00%, 09/01/2031	840,000	907,089
5.00%, 09/01/2032	1,035,000	1,122,713
Birmingham Airport Authority
4.00%, 07/01/2036 (Callable 07/01/2030)	360,000	361,895
4.00%, 07/01/2037 (Callable 07/01/2030)	500,000	495,911
Birmingham-Jefferson Civic Center Authority
5.00%, 05/01/2035 (Callable 05/01/2028)	615,000	634,675
5.00%, 05/01/2036 (Callable 05/01/2028)	870,000	895,315
Black Belt Energy Gas District
5.00%, 12/01/2025	200,000	201,127
5.00%, 06/01/2026	250,000	253,506
4.00%, 12/01/2026	795,000	799,184
5.00%, 12/01/2026	400,000	409,025
4.00%, 12/01/2049 (Callable 09/01/2025)(a)	625,000	625,545
5.00%, 05/01/2053(a)	11,500,000	11,907,407
5.50%, 11/01/2053 (Callable 09/01/2028)(a)	2,000,000	2,101,633
Chilton County Health Care Authority, 4.00%, 11/01/2045 (Callable 11/01/2025)	205,000	184,320
City of Troy AL, 5.00%, 07/01/2031 (Callable 08/01/2025)	555,000	555,660
County of Elmore AL
4.00%, 05/01/2026	400,000	403,482
4.20%, 05/01/2042 (Callable 05/01/2032)	1,625,000	1,531,773
5.00%, 05/01/2047 (Callable 05/01/2032)	1,000,000	1,006,176
County of Jefferson AL, 5.00%, 09/15/2029 (Callable 03/15/2027)	570,000	587,623

	Par	Value
County of Jefferson AL Sewer Revenue
5.25%, 10/01/2042 (Callable 10/01/2033)	$6,250,000	$6,513,966
5.25%, 10/01/2049 (Callable 10/01/2033)	5,000,000	5,055,429
Energy Southeast A Cooperative District
5.00%, 06/01/2030	1,605,000	1,697,399
5.00%, 06/01/2032 (Callable 03/01/2032)	1,600,000	1,686,744
Fort Payne Waterworks Board
5.00%, 07/01/2037 (Callable 07/01/2034)	290,000	316,900
5.00%, 07/01/2038 (Callable 07/01/2034)	250,000	270,422
5.00%, 07/01/2039 (Callable 07/01/2034)	285,000	306,016
Health Care Authority of the City of Huntsville, 5.00%, 06/01/2053 (Callable 03/01/2030)(a)	5,335,000	5,762,545
Homewood Educational Building Authority
4.00%, 12/01/2033 (Callable 12/01/2029)	785,000	771,028
4.00%, 12/01/2034 (Callable 12/01/2029)	255,000	247,538
Industrial Development Board of the City of Mobile Alabama, 3.92%, 06/01/2034(a)	13,000,000	13,039,549
Jacksonville Public Educational Building Authority, 5.13%, 08/01/2044 (Callable 08/01/2034)	2,725,000	2,790,490
Jefferson County Board of Education/AL, 5.00%, 02/01/2042 (Callable 02/01/2028)	4,620,000	4,672,714
Limestone County Water & Sewer Authority, 5.00%, 12/01/2041 (Callable 12/01/2034)	330,000	347,117
Madison Water & Wastewater Board, 4.00%, 12/01/2037 (Callable 12/01/2029)	530,000	530,024
Public Building Authority of the City of Clanton, 5.00%, 05/01/2049 (Callable 05/01/2034)	750,000	762,376
Southeast Alabama Gas Supply District
5.00%, 04/01/2027	1,000,000	1,027,493
5.00%, 04/01/2028	2,265,000	2,360,695
Southeast Energy Authority A Cooperative District
5.00%, 07/01/2025	650,000	650,000
5.50%, 01/01/2053 (Callable 09/01/2029)(a)	7,000,000	7,469,649

The accompanying notes are an integral part of these financial statements.

218

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Alabama - (Continued)
5.00%, 01/01/2054 (Callable 03/01/2030)(a)	$2,750,000	$2,896,750
5.25%, 01/01/2054 (Callable 04/01/2029)(a)	11,990,000	12,576,665
State of Alabama Docks Department, 5.00%, 10/01/2030 (Callable 10/01/2027)(b)	3,160,000	3,224,157
University of South Alabama, 5.00%, 11/01/2033 (Callable 11/01/2026)	1,610,000	1,641,356
		106,286,691
Alaska - 0.3%
Alaska Housing Finance Corp.
4.00%, 06/01/2036	1,245,000	1,245,000
5.25%, 12/01/2041 (Callable 06/01/2033)	5,375,000	5,633,296
Alaska Industrial Development & Export Authority
4.00%, 04/01/2030 (Callable 04/01/2029)	2,745,000	2,801,427
4.00%, 10/01/2034 (Callable 10/01/2029)	1,585,000	1,568,311
Alaska Municipal Bond Bank Authority
5.00%, 02/01/2031 (Callable 02/01/2028)(b)	565,000	582,577
5.00%, 12/01/2033(b)	2,270,000	2,399,465
University of Alaska, 4.00%, 10/01/2026 (Callable 08/01/2025)	650,000	650,459
		14,880,535
Arizona - 1.8%
Apache County Unified School District No 8 Window Rock, 4.13%, 07/01/2042 (Callable 07/01/2032)	1,625,000	1,512,398
Arizona Industrial Development Authority
3.55%, 07/15/2029 (Callable 07/15/2027)	850,000	826,576
1.77%, 09/01/2030(a)(c)(d)	3,979,693	3,806,884
5.00%, 07/01/2031 (Callable 07/01/2027)	515,000	526,258
5.00%, 07/01/2032 (Callable 07/01/2027)	545,000	555,570
5.00%, 07/01/2032 (Callable 07/01/2026)	205,000	206,787
3.63%, 05/20/2033	5,151,614	4,933,668
5.00%, 07/01/2033 (Callable 07/01/2027)	575,000	584,653
5.00%, 07/01/2033 (Callable 07/01/2026)	340,000	342,547

	Par	Value
4.00%, 07/01/2034 (Callable 07/01/2026)	$230,000	$223,750
4.00%, 07/01/2035 (Callable 07/01/2026)	475,000	455,420
5.00%, 11/01/2035 (Callable 11/01/2032)	1,875,000	1,983,406
5.00%, 03/01/2045 (Callable 05/01/2026)(a)	1,000,000	1,014,622
5.25%, 11/01/2048 (Callable 11/01/2032)	1,500,000	1,507,660
5.00%, 02/01/2058 (Callable 09/01/2026)(a)	5,190,000	5,301,169
City of Phoenix Civic Improvement Corp. 5.00%, 07/01/2028(b)	1,800,000	1,889,044
City of Phoenix Civic Improvement Corp., 5.00%, 07/01/2035 (Callable 07/01/2026)	7,450,000	7,521,415
5.00%, 07/01/2036 (Callable 07/01/2027)	400,000	408,672
5.00%, 07/01/2037 (Callable 07/01/2027)	1,900,000	1,936,653
5.25%, 07/01/2047 (Callable 07/01/2033)	2,490,000	2,598,923
City of Sedona AZ Excise Tax Revenue
5.00%, 07/01/2036 (Callable 07/01/2033)	125,000	135,235
5.00%, 07/01/2037 (Callable 07/01/2033)	125,000	133,956
5.00%, 07/01/2038 (Callable 07/01/2033)	125,000	132,638
5.00%, 07/01/2039 (Callable 07/01/2033)	120,000	125,903
5.00%, 07/01/2040 (Callable 07/01/2033)	75,000	78,274
5.00%, 07/01/2041 (Callable 07/01/2033)	100,000	103,509
5.00%, 07/01/2042 (Callable 07/01/2033)	100,000	102,749
5.00%, 07/01/2043 (Callable 07/01/2033)	125,000	128,194
4.00%, 07/01/2044 (Callable 07/01/2033)	200,000	181,943
5.00%, 07/01/2054 (Callable 07/01/2033)	250,000	251,488
Gilbert Water Resource Municipal Property Corp., 4.00%, 07/01/2031 (Callable 07/01/2026)	2,165,000	2,181,403
Industrial Development Authority of the City of Phoenix Arizona
5.00%, 10/15/2044 (Callable 10/15/2034)	11,270,000	11,501,839
4.00%, 10/01/2047 (Callable 10/01/2026)	90,000	77,005

The accompanying notes are an integral part of these financial statements.

219

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Arizona - (Continued)
Industrial Development Authority of the County of Pima
4.45%, 07/01/2044 (Callable 07/01/2034)	$400,000	$386,874
4.80%, 07/01/2049 (Callable 07/01/2033)	795,000	778,724
Industrial Development Authority of the County of Yavapai, 5.00%, 08/01/2025	600,000	600,662
La Paz County Industrial Development Authority, 5.00%, 02/15/2026(c)	140,000	140,722
Maricopa County Industrial Development Authority
5.00%, 07/01/2028	755,000	787,297
5.00%, 07/01/2037 (Callable 07/01/2027)	1,250,000	1,264,284
5.00%, 12/01/2037 (Callable 06/01/2034)	2,600,000	2,798,456
5.00%, 01/01/2038 (Callable 01/01/2027)	4,995,000	5,056,267
5.00%, 09/01/2042 (Callable 09/01/2028)	1,000,000	1,001,696
4.00%, 01/01/2045 (Callable 07/01/2030)	7,000,000	6,178,899
Maricopa County Pollution Control Corp., 3.88%, 01/01/2038(a)	4,735,000	4,797,529
Salt River Project Agricultural Improvement & Power District
5.00%, 01/01/2045 (Callable 01/01/2031)	1,140,000	1,168,207
5.00%, 01/01/2048 (Callable 01/01/2034)	3,500,000	3,589,558
Tucson Industrial Development Authority/Pima County Industrial Development Auth
4.60%, 07/01/2044 (Callable 07/01/2033)	470,000	464,524
4.85%, 07/01/2048 (Callable 07/01/2032)	660,000	656,027
4.75%, 07/01/2049 (Callable 07/01/2033)	240,000	233,411
4.80%, 07/01/2054 (Callable 07/01/2033)	965,000	931,072
		84,104,420
Arkansas - 1.1%
Arkadelphia Water & Sewer System, 4.75%, 12/01/2043 (Callable 06/01/2029)	1,210,000	1,205,949
Arkansas Development Finance Authority
4.00%, 12/01/2031 (Callable 12/01/2027)	380,000	384,874
5.00%, 02/01/2032 (Callable 02/01/2031)	1,255,000	1,307,512

	Par	Value
4.00%, 12/01/2032 (Callable 12/01/2027)	$400,000	$404,751
5.00%, 02/01/2033 (Callable 02/01/2031)	1,250,000	1,295,857
5.00%, 02/01/2034 (Callable 02/01/2031)	1,500,000	1,543,095
4.00%, 12/01/2035 (Callable 12/01/2027)	445,000	446,493
4.00%, 12/01/2038 (Callable 12/01/2027)	275,000	261,053
4.25%, 07/01/2041 (Callable 07/01/2028)	500,000	412,446
3.36%, 09/01/2044 (Callable 07/01/2025)(a)	5,045,000	5,045,000
6.88%, 07/01/2048 (Callable 07/01/2028)(b)(c)	1,000,000	1,072,955
5.00%, 07/01/2054 (Callable 07/01/2033)	2,725,000	2,847,309
Arkansas Technical University, 4.00%, 06/01/2028 (Callable 08/01/2025)	1,025,000	1,025,630
Benton Washington Regional Public Water Authority
4.00%, 10/01/2033 (Callable 10/01/2029)	250,000	255,234
4.25%, 10/01/2054 (Callable 10/01/2029)	960,000	854,382
Carroll-Boone Water District
3.00%, 12/01/2028 (Callable 12/01/2025)	780,000	774,665
3.00%, 12/01/2029 (Callable 12/01/2025)	505,000	500,312
3.00%, 12/01/2030 (Callable 12/01/2025)	630,000	623,607
City of Batesville AR Sales & Use Tax 4.00%, 02/01/2041 (Callable 02/01/2031)	880,000	816,328
4.00%, 02/01/2049 (Callable 02/01/2031)	2,245,000	2,109,818
City of Beebe AR Water & Sewer System, 3.00%, 08/01/2041 (Callable 08/01/2028)	1,500,000	1,191,659
City of Cabot AR Sales & Use Tax Revenue, 3.00%, 12/01/2056 (Callable 12/01/2028)	2,700,000	2,144,878
City of Fayetteville AR, 3.05%, 01/01/2047 (Callable 01/01/2027)	35,000	34,632
City of Fort Smith AR Water & Sewer Revenue
5.00%, 10/01/2034 (Callable 10/01/2028)	255,000	263,739
5.00%, 10/01/2035 (Callable 10/01/2028)	4,850,000	5,017,841

The accompanying notes are an integral part of these financial statements.

220

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Arkansas - (Continued)
City of Heber Springs AR Water & Sewer Revenue, 3.00%, 11/01/2034 (Callable 08/01/2025)	$685,000	$625,776
City of Hope AR Sales & Use Tax Revenue, 4.25%, 06/01/2048 (Callable 06/01/2032)	1,750,000	1,706,223
City of Hot Springs AR Wastewater Revenue, 4.13%, 12/01/2045 (Callable 06/01/2030)	930,000	853,811
City of Jonesboro AR, 4.00%, 08/01/2035 (Callable 02/01/2031)	275,000	275,833
City of Maumelle AR
4.00%, 08/01/2028 (Callable 08/01/2025)	290,000	290,130
4.00%, 08/01/2029 (Callable 08/01/2025)	700,000	700,282
City of Maumelle AR Sales & Use Tax, 4.00%, 08/01/2026 (Callable 08/01/2025)	25,000	25,010
City of Osceola AR Sales & Use Tax, 4.13%, 06/01/2049 (Callable 06/01/2031)	1,250,000	1,210,995
City of Pine Bluff AR, 3.00%, 02/01/2047 (Callable 08/01/2027)	345,000	333,548
City of Rogers AR Sales & Use Tax Revenue, 5.00%, 11/01/2031 (Callable 11/01/2026)	2,500,000	2,561,104
City of Springdale AR Sales & Use Tax Revenue, 5.00%, 08/01/2038 (Callable 02/01/2030)	240,000	249,978
City of West Memphis AR Public Utility System Revenue
5.00%, 12/01/2032 (Callable 12/01/2031)	225,000	244,997
5.00%, 12/01/2033 (Callable 12/01/2031)	200,000	215,839
5.00%, 12/01/2034 (Callable 12/01/2031)	200,000	213,892
3.00%, 12/01/2041 (Callable 12/01/2028)	1,750,000	1,341,649
4.00%, 12/01/2044 (Callable 12/01/2031)	1,000,000	896,400
4.25%, 12/01/2049 (Callable 12/01/2031)	1,000,000	904,333
Conway Health Facilities Board, 5.00%, 08/01/2029 (Callable 08/01/2026)	360,000	364,846
County of Madison AR Sales & Use Tax, 4.25%, 12/01/2058 (Callable 12/01/2030)	2,925,000	2,910,300

	Par	Value
University of Central Arkansas
4.00%, 11/01/2027 (Callable 11/01/2025)	$340,000	$340,403
4.00%, 11/01/2028 (Callable 11/01/2025)	250,000	250,256
		48,355,624
California - 4.9%
Acalanes Union High School District
5.65%, 08/01/2028	130,000	137,750
6.25%, 08/01/2035 (Callable 08/01/2029)	490,000	549,210
6.35%, 08/01/2039 (Callable 08/01/2029)	350,000	386,977
Alameda Corridor Transportation Authority, 5.00%, 10/01/2037 (Callable 10/01/2026)	500,000	505,016
Alvord Unified School District, 0.00%, 08/01/2046 (Callable 08/01/2036)(e)	450,000	517,367
Antelope Valley Community College District
0.00%, 08/01/2029(e)	650,000	569,038
0.00%, 08/01/2031(e)	1,000,000	814,190
Burbank Unified School District, 4.53%, 02/01/2038 (Callable 08/01/2028)	210,000	214,157
California Community Choice Financing Authority
5.00%, 05/01/2028	1,660,000	1,733,892
5.00%, 11/01/2028	1,885,000	1,981,386
5.25%, 01/01/2054 (Callable 10/01/2030)(a)	5,800,000	6,077,945
5.00%, 01/01/2056 (Callable 05/01/2033)(a)	10,500,000	11,256,116
California Enterprise Development Authority
5.00%, 06/01/2029	245,000	266,142
5.00%, 06/01/2030	260,000	286,446
5.00%, 06/01/2031	265,000	295,963
5.00%, 06/01/2032	280,000	315,005
5.00%, 06/01/2034 (Callable 06/01/2033)	285,000	318,934
5.00%, 06/01/2035 (Callable 06/01/2033)	215,000	238,276
5.00%, 06/01/2036 (Callable 06/01/2033)	230,000	252,602
5.00%, 06/01/2038 (Callable 06/01/2033)	250,000	268,311
5.00%, 06/01/2040 (Callable 06/01/2033)	355,000	372,263
California Health Facilities Financing Authority, 3.85%, 11/15/2027 (Callable 02/15/2026)	1,850,000	1,853,739

The accompanying notes are an integral part of these financial statements.

221

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
California - (Continued)
California Housing Finance Agency
5.20%, 12/01/2027 (Callable 06/01/2027)(c)	$2,350,000	$2,392,741
3.75%, 03/25/2035	4,267,100	4,250,976
5.00%, 05/01/2054 (Callable 09/01/2026)(a)	4,600,000	4,688,825
3.60%, 08/01/2063 (Callable 02/01/2026)(a)	1,500,000	1,502,947
California Infrastructure & Economic Development Bank, 2.62% (SIFMA Municipal Swap Index + 0.70%), 12/01/2050 (Callable 07/22/2025)	250,000	248,740
California Municipal Finance Authority
5.00%, 05/15/2031	470,000	514,550
5.00%, 08/01/2035 (Callable 08/01/2026)	1,715,000	1,740,543
5.00%, 05/15/2036 (Callable 11/15/2028)	1,000,000	1,041,873
4.00%, 05/15/2039 (Callable 05/15/2031)	175,000	171,817
5.00%, 08/15/2040 (Callable 08/15/2031)	320,000	330,579
5.00%, 08/15/2041 (Callable 08/15/2031)	335,000	343,623
5.00%, 08/15/2042 (Callable 08/15/2031)	230,000	235,028
5.00%, 08/15/2043 (Callable 08/15/2031)	370,000	377,321
5.25%, 08/15/2053 (Callable 08/15/2031)	900,000	918,049
5.00%, 06/01/2056 (Callable 07/01/2028)(a)	5,000,000	5,253,766
California Public Finance Authority
3.13%, 05/15/2029 (Callable 07/22/2025)(c)	1,375,000	1,338,930
5.88%, 06/01/2039 (Callable 06/01/2031)(c)	2,685,000	2,610,841
6.50%, 06/01/2054 (Callable 06/01/2031)(c)	4,955,000	4,628,706
California State Public Works Board, 3.00%, 10/01/2035 (Callable 10/01/2026)	510,000	473,004
California Statewide Communities Development Authority
5.00%, 11/15/2031 (Callable 11/15/2029)	280,000	305,124
5.00%, 11/15/2033 (Callable 11/15/2029)	360,000	388,576
5.00%, 04/01/2037 (Callable 04/01/2030)	350,000	373,231
5.00%, 04/01/2038 (Callable 04/01/2030)	400,000	423,480

	Par	Value
Chawanakee Unified School District, 4.00%, 08/01/2026	$110,000	$111,328
City of Los Angeles Department of Airports, 5.00%, 05/15/2034 (Callable 05/15/2029)(b)	4,230,000	4,381,036
City of Palo Alto CA, 5.00%, 11/01/2036 (Callable 11/01/2028)	1,295,000	1,365,895
City of San Mateo CA, 5.25%, 09/01/2040 (Callable 09/01/2032)	1,250,000	1,315,439
City of Vernon CA Electric System Revenue, 5.00%, 10/01/2025	2,250,000	2,258,924
College of the Sequoias Tulare Area Improvement District No 3, 0.00%, 08/01/2042 (Callable 08/01/2037)(e)	940,000	749,265
Compton Community College District, 0.00%, 08/01/2034(e)	450,000	327,911
Compton Community Redevelopment Agency Successor Agency, 5.00%, 08/01/2037 (Callable 08/01/2032)	1,300,000	1,405,317
County of Santa Barbara CA, 5.25%, 12/01/2033 (Callable 12/01/2028)(b)	4,550,000	4,748,413
Denair Unified School District, 6.50%, 08/01/2031	130,000	150,275
Eastern Municipal Water District, 5.00%, 07/01/2031 (Callable 07/01/2026)	1,600,000	1,632,621
Enterprise Elementary School District, 6.20%, 08/01/2035 (Callable 08/01/2031)	155,000	182,433
Escondido Union High School District, 0.00%, 08/01/2035(e)	500,000	349,128
Freddie Mac Multifamily ML Certificates
2.88%, 07/25/2036	7,035,431	6,491,693
2.25%, 09/25/2037	7,817,899	6,527,512
3.16%, 12/25/2038(a)	3,480,329	3,044,808
Gonzales Public Financing Authority, 3.95%, 05/01/2044 (Callable 11/01/2025)(a)	5,725,000	5,733,850
Grossmont Union High School District, 3.00%, 08/01/2033 (Callable 08/01/2026)	1,750,000	1,707,633
Hayward Unified School District, 0.00%, 08/01/2034(e)	500,000	360,786
Hueneme Elementary School District, 4.00%, 08/01/2037 (Callable 08/01/2028)	500,000	498,160
Indio Finance Authority, 5.25%, 11/01/2042 (Callable 11/01/2032)	1,000,000	1,070,581

The accompanying notes are an integral part of these financial statements.

222

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
California - (Continued)
Inglewood Unified School District
5.00%, 08/01/2026	$3,000,000	$3,067,337
5.00%, 08/01/2030	650,000	714,348
5.00%, 08/01/2031	1,000,000	1,112,668
5.00%, 08/01/2032	1,100,000	1,234,920
5.00%, 08/01/2033	1,250,000	1,412,316
Inglewood Unified School District School Facilities Financing Authority, 5.25%, 10/15/2026	1,235,000	1,246,843
Long Beach Bond Finance Authority, 5.00%, 11/15/2029	50,000	52,516
Los Angeles County Development Authority, 3.75%, 12/01/2046 (Callable 02/01/2026)(a)	1,100,000	1,101,975
Los Angeles Department of Water & Power 5.00%, 07/01/2028 (Callable 01/01/2028)	9,750,000	10,169,996
Los Angeles Department of Water & Power, 5.00%, 07/01/2033 (Callable 07/01/2031)	3,965,000	4,214,613
Los Angeles Department of Water & Power, 5.00%, 07/01/2034 (Callable 01/01/2027)	2,935,000	2,965,445
5.00%, 07/01/2036 (Callable 07/01/2027)	1,780,000	1,805,303
5.00%, 07/01/2037 (Callable 07/01/2028)	1,995,000	2,031,959
5.00%, 07/01/2038 (Callable 01/01/2035)	1,000,000	1,072,315
5.00%, 07/01/2039 (Callable 01/01/2027)	350,000	351,425
5.00%, 07/01/2042 (Callable 01/01/2035)	500,000	522,954
5.00%, 07/01/2043 (Callable 01/01/2035)	1,000,000	1,041,273
5.25%, 07/01/2045 (Callable 01/01/2035)	1,000,000	1,051,981
5.00%, 07/01/2049 (Callable 07/01/2029)	800,000	786,280
Los Angeles Department of Water & Power Water System Revenue
5.00%, 07/01/2030 (Callable 01/01/2026)	200,000	201,412
5.00%, 07/01/2032 (Callable 01/01/2026)	555,000	558,078
5.00%, 07/01/2035 (Callable 01/01/2026)	1,500,000	1,505,031
3.00%, 07/01/2050 (Callable 08/01/2025)(a)	10,000,000	10,000,000
Los Angeles Unified School District/CA, 5.25%, 07/01/2042 (Callable 01/01/2028)	6,500,000	6,653,652

	Par	Value
Manteca Unified School District, 0.00%, 09/01/2025(e)	$225,000	$223,791
Mayers Memorial Hospital District
0.00%, 08/01/2027(e)	260,000	237,072
0.00%, 08/01/2028(e)	290,000	252,733
Morongo Unified School District, 0.00%, 08/01/2041 (Callable 08/01/2030)(e)	160,000	167,871
Mount San Antonio Community College District, 0.00%, 08/01/2043 (Callable 08/01/2035)(e)	1,790,000	1,721,091
Mountain Empire Unified School District, 6.25%, 08/01/2048 (Callable 08/01/2032)	500,000	545,764
Newman-Crows Landing Unified School District/CA, 0.00%, 08/01/2025(e)	1,850,000	1,845,293
Palmdale Elementary School District, 0.00%, 08/01/2028(e)	585,000	530,316
Palomar Community College District, 0.00%, 08/01/2039 (Callable 08/01/2035)(e)	980,000	1,161,864
Paradise Unified School District
5.00%, 05/01/2037 (Callable 05/01/2030)	1,000,000	1,018,873
5.25%, 05/01/2044 (Callable 05/01/2029)	1,250,000	1,251,445
Perris Union High School District/CA, 3.00%, 09/01/2037 (Callable 09/01/2029)	800,000	712,527
Rio Hondo Community College District, 6.85%, 08/01/2042 (Callable 08/01/2034)	1,440,000	1,755,654
River Islands Public Financing Authority
4.00%, 09/01/2038 (Callable 09/01/2030)	200,000	196,664
4.25%, 09/01/2042 (Callable 09/01/2029)	1,000,000	968,053
5.00%, 09/01/2042 (Callable 09/01/2029)	3,250,000	3,353,941
River Islands Public Financing Authority, 4.25%, 09/01/2043 (Callable 09/01/2030)	2,160,000	2,098,944
4.50%, 09/01/2047 (Callable 09/01/2029)	1,250,000	1,214,648
4.50%, 09/01/2048 (Callable 09/01/2030)	850,000	829,618
Riverside County Asset Leasing Corp., 0.00%, 06/01/2026(e)	3,000,000	2,917,882
Rocklin Unified School District, 0.00%, 08/01/2026(e)	5,365,000	5,192,645
Sacramento City Unified School District/CA
5.00%, 07/01/2025	505,000	505,000

The accompanying notes are an integral part of these financial statements.

223

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
California - (Continued)
5.50%, 08/01/2047 (Callable 08/01/2030)	$2,000,000	$2,093,365
San Jacinto Unified School District, 3.00%, 09/01/2028	215,000	215,177
San Mateo Union High School District, 0.00%, 09/01/2041 (Callable 09/01/2036)(e)	6,175,000	6,299,311
Santa Ana Unified School District, 0.00%, 08/01/2033(e)	5,000,000	3,558,091
Santa Monica-Malibu Unified School District, 3.00%, 08/01/2036 (Callable 08/01/2026)	600,000	546,692
Saugus Union School District Financing Authority, 4.00%, 09/01/2037 (Callable 09/01/2027)	625,000	622,454
Shasta Union High School District, 0.00%, 02/01/2029(e)	4,500,000	4,002,971
Sierra Joint Community College District School Facilities District No 1, 0.00%, 08/01/2031(e)	370,000	308,922
Solano County Community College District, 5.13%, 08/01/2041 (Callable 08/01/2028)	755,000	807,107
Southern Kern Unified School District, 0.00%, 11/01/2034(e)	425,000	301,367
Tender Option Bond Trust Receipts/Certificates, 2.70%, 04/01/2043 (Callable 07/07/2025)(a)(c)	2,180,000	2,180,000
University of California, 5.00%, 05/15/2041 (Callable 05/15/2026)	7,850,000	7,891,284
Washington Township Health Care District
4.13%, 08/01/2041 (Callable 08/01/2033)	250,000	246,147
4.13%, 08/01/2042 (Callable 08/01/2033)	300,000	293,002
4.25%, 08/01/2043 (Callable 08/01/2033)	275,000	270,009
4.25%, 08/01/2045 (Callable 08/01/2033)	400,000	388,338
Waterford Unified School District/CA, 4.00%, 08/01/2042 (Callable 08/01/2032)	1,455,000	1,397,180
West Hills Community College District, 5.10%, 08/01/2035 (Callable 08/01/2027)	50,000	51,532
Woodlake Union High School District, 0.00%, 08/01/2033(e)	1,880,000	1,303,337
Yorba Linda Redevelopment Agency Successor Agency, 0.00%, 09/01/2028(e)	560,000	497,290
		225,026,908

	Par	Value
Colorado - 3.8%
Adams County School District No 14, 5.50%, 12/01/2043 (Callable 12/01/2034)	$3,500,000	$3,812,600
Arapahoe County School District No 6 Littleton
5.50%, 12/01/2037 (Callable 12/01/2028)	4,000,000	4,230,038
5.50%, 12/01/2038 (Callable 12/01/2028)	2,000,000	2,104,558
5.50%, 12/01/2043 (Callable 12/01/2028)	3,370,000	3,508,898
Arkansas River Power Authority
5.00%, 10/01/2026	610,000	618,490
5.88%, 10/01/2026	2,405,000	2,449,578
Baseline Metropolitan District No 1
5.00%, 12/01/2037 (Callable 12/01/2029)	550,000	583,453
5.00%, 12/01/2038 (Callable 12/01/2029)	500,000	526,704
5.00%, 12/01/2039 (Callable 12/01/2029)	500,000	523,094
Brighton Crossing Metropolitan District No 4
5.00%, 12/01/2032	475,000	521,647
5.00%, 12/01/2033	270,000	296,338
5.00%, 12/01/2034	340,000	373,384
5.00%, 12/01/2035 (Callable 12/01/2034)	535,000	581,710
5.00%, 12/01/2036 (Callable 12/01/2034)	400,000	430,041
5.00%, 12/01/2037 (Callable 12/01/2034)	500,000	532,124
5.00%, 12/01/2038 (Callable 12/01/2034)	425,000	449,131
Bromley Park Metropolitan District No 2
5.50%, 12/01/2038 (Callable 12/01/2033)	200,000	217,424
5.50%, 12/01/2043 (Callable 12/01/2033)	440,000	466,634
5.38%, 12/01/2053 (Callable 12/01/2033)	1,000,000	1,033,272
Canyons Metropolitan District No 5
5.00%, 12/01/2033	250,000	272,926
5.00%, 12/01/2034	250,000	272,654
5.00%, 12/01/2035 (Callable 12/01/2034)	300,000	323,892
5.00%, 12/01/2036 (Callable 12/01/2034)	275,000	294,126
5.00%, 12/01/2037 (Callable 12/01/2034)	250,000	264,690
5.00%, 12/01/2038 (Callable 12/01/2034)	350,000	366,906
5.00%, 12/01/2039 (Callable 12/01/2034)	350,000	363,860

The accompanying notes are an integral part of these financial statements.

224

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Colorado - (Continued)
5.00%, 12/01/2040 (Callable 12/01/2034)	$300,000	$310,550
5.00%, 12/01/2041 (Callable 12/01/2034)	680,000	697,699
4.13%, 12/01/2054 (Callable 12/01/2034)	1,750,000	1,473,330
Central Weld County Water District
5.00%, 12/01/2045 (Callable 12/01/2035)	1,000,000	1,020,202
5.00%, 12/01/2050 (Callable 12/01/2035)	1,000,000	1,011,163
City & County of Denver CO Airport System Revenue
5.00%, 11/15/2026(b)	4,700,000	4,801,807
5.25%, 11/15/2027(b)	1,000,000	1,045,769
5.00%, 12/01/2028(b)	2,000,000	2,109,517
City & County of Denver CO Pledged Excise Tax Revenue
0.00%, 08/01/2030 (Callable 08/01/2026)(e)	500,000	411,816
0.00%, 08/01/2032 (Callable 08/01/2026)(e)	365,000	275,592
City of Commerce City CO
5.00%, 12/15/2029 (Callable 12/15/2027)	310,000	324,606
5.00%, 12/15/2030 (Callable 12/15/2027)	500,000	521,628
City of Fort Lupton CO
5.00%, 12/01/2029 (Callable 12/01/2027)	250,000	260,952
5.00%, 12/01/2030 (Callable 12/01/2027)	350,000	364,918
City of Thornton CO, 3.00%, 12/01/2037 (Callable 12/01/2029)	1,825,000	1,570,204
Colorado Educational & Cultural Facilities Authority
4.00%, 12/15/2025(c)	430,000	429,332
3.75%, 07/01/2026(c)	500,000	498,933
4.00%, 05/01/2029 (Callable 05/01/2028)	260,000	261,577
5.00%, 05/15/2029 (Callable 05/15/2026)	3,685,000	3,724,965
5.00%, 08/15/2030 (Callable 08/01/2025)	1,110,000	1,111,133
2.00%, 09/01/2030 (Callable 09/01/2028)	205,000	189,960
4.00%, 07/01/2032	45,000	45,683
5.00%, 08/15/2034 (Callable 08/01/2025)	985,000	987,295
4.00%, 03/01/2035 (Callable 03/01/2027)	450,000	450,434
4.00%, 03/01/2037 (Callable 03/01/2027)	700,000	687,879

	Par	Value
Colorado Health Facilities Authority
5.00%, 08/01/2028	$5,575,000	$5,886,153
2.63%, 05/15/2029 (Callable 08/01/2025)	3,545,000	3,417,287
5.00%, 11/01/2032 (Callable 11/01/2029)	3,000,000	3,169,431
5.25%, 11/01/2035 (Callable 11/01/2032)	1,100,000	1,202,724
5.00%, 08/01/2036 (Callable 08/01/2029)	150,000	154,784
5.25%, 11/01/2036 (Callable 11/01/2032)	1,160,000	1,255,293
4.00%, 10/01/2037 (Callable 10/01/2030)	820,000	797,200
4.00%, 12/01/2042 (Callable 08/01/2025)	375,000	333,222
5.00%, 08/01/2044 (Callable 08/01/2029)	3,000,000	2,954,577
4.00%, 01/15/2045 (Callable 01/15/2026)	120,000	105,177
5.00%, 08/01/2049 (Callable 07/22/2025)(a)	2,000,000	2,003,355
5.00%, 11/15/2060 (Callable 11/15/2029)(a)	2,000,000	2,169,328
2.47% (SIFMA Municipal Swap Index + 0.55%), 05/15/2061 (Callable 02/17/2026)	3,000,000	2,976,558
5.00%, 05/15/2062 (Callable 02/17/2026)(a)	4,175,000	4,260,952
Colorado Housing and Finance Authority
3.50%, 11/01/2043 (Callable 05/01/2026)(a)	1,000,000	1,001,473
4.00%, 05/01/2048 (Callable 11/01/2026)	65,000	65,166
4.25%, 11/01/2049 (Callable 11/01/2028)	920,000	928,589
5.25%, 11/01/2052 (Callable 11/01/2031)	3,000,000	3,111,817
6.00%, 11/01/2052 (Callable 11/01/2031)	160,000	170,252
5.75%, 11/01/2054 (Callable 05/01/2033)	6,000,000	6,565,565
6.25%, 05/01/2055 (Callable 05/01/2033)	8,500,000	9,448,656
6.50%, 05/01/2055 (Callable 05/01/2033)	1,750,000	1,971,377
Colorado School of Mines, 2.79% (SIFMA Municipal Swap Index + 0.87%), 12/01/2025 (Callable 08/01/2025)	4,705,000	4,704,827
Colorado Springs School District No 11 Facilities Corp.
5.00%, 12/15/2041 (Callable 12/15/2033)	500,000	518,502
5.00%, 12/15/2044 (Callable 12/15/2033)	650,000	662,563

The accompanying notes are an integral part of these financial statements.

225

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Colorado - (Continued)
5.25%, 12/15/2048 (Callable 12/15/2033)	$2,750,000	$2,816,924
Colorado Water Resources & Power Development Authority
5.50%, 09/01/2043 (Callable 09/01/2033)	900,000	957,455
5.00%, 09/01/2048 (Callable 09/01/2033)	300,000	304,236
Crystal Valley Metropolitan District No 2
4.00%, 12/01/2037 (Callable 12/01/2030)	800,000	789,246
4.00%, 12/01/2038 (Callable 12/01/2030)	1,000,000	968,356
4.00%, 12/01/2039 (Callable 12/01/2030)	1,785,000	1,691,617
Denver City & County Housing Authority, 5.00%, 07/01/2027 (Callable 07/01/2026)	3,750,000	3,840,400
Denver City & County School District No 1, 5.50%, 12/01/2046 (Callable 12/01/2034)	3,000,000	3,231,774
Denver Convention Center Hotel Authority, 5.00%, 12/01/2030 (Callable 12/01/2026)	1,000,000	1,014,087
Denver Health & Hospital Authority
5.00%, 12/01/2025	400,000	401,855
5.00%, 12/01/2027	340,000	353,373
4.25%, 12/01/2033 (Callable 08/01/2025)	275,000	275,292
5.25%, 12/01/2045 (Callable 08/01/2025)	485,000	485,840
Denver Urban Renewal Authority, 5.00%, 12/01/2025 (Callable 08/01/2025)	200,000	200,403
E-470 Public Highway Authority, 0.00%, 09/01/2029(e)	2,550,000	2,246,562
Fossil Ridge Metropolitan District No 3
5.00%, 12/01/2031 (Callable 12/01/2030)	390,000	429,499
5.00%, 12/01/2034 (Callable 12/01/2030)	450,000	491,386
5.00%, 12/01/2035 (Callable 12/01/2030)	250,000	271,160
5.00%, 12/01/2036 (Callable 12/01/2030)	200,000	215,478
Grand River Hospital District
5.25%, 12/01/2030 (Callable 12/01/2028)	350,000	369,954
5.25%, 12/01/2031 (Callable 12/01/2028)	1,190,000	1,254,174
5.25%, 12/01/2035 (Callable 12/01/2028)	845,000	872,336

	Par	Value
Hunters Overlook Metropolitan District No 5
5.00%, 12/01/2025	$265,000	$266,717
5.00%, 12/01/2026	315,000	323,178
5.00%, 12/01/2027	175,000	182,764
5.00%, 12/01/2028	380,000	402,954
5.00%, 12/01/2029	400,000	429,667
5.00%, 12/01/2030	455,000	494,143
5.00%, 12/01/2031	480,000	525,824
5.00%, 12/01/2032	540,000	594,884
5.00%, 12/01/2033	565,000	624,427
5.00%, 12/01/2034	630,000	696,598
Midtown Clear Creek Metropolitan District, 5.50%, 12/01/2043 (Callable 12/01/2033)	555,000	595,699
Park Creek Metropolitan District
5.00%, 12/01/2034 (Callable 12/01/2025)	500,000	502,284
5.00%, 12/01/2036 (Callable 12/01/2032)	225,000	239,710
5.00%, 12/01/2037 (Callable 12/01/2032)	275,000	291,236
5.00%, 12/01/2038 (Callable 12/01/2032)	300,000	315,793
5.00%, 12/01/2041 (Callable 12/01/2025)	2,505,000	2,506,137
5.00%, 12/01/2045 (Callable 12/01/2025)	1,480,000	1,474,404
Prairie Center Metropolitan District No 7, 4.13%, 12/15/2036 (Callable 12/15/2025)	60,000	56,831
Ravenna Metropolitan District
5.00%, 12/01/2038 (Callable 12/01/2033)	725,000	755,969
5.00%, 12/01/2043 (Callable 12/01/2033)	1,650,000	1,671,077
Regional Transportation District
5.00%, 01/15/2028	1,500,000	1,558,595
5.00%, 01/15/2031	1,715,000	1,837,247
Regional Transportation District Sales Tax Revenue, 5.00%, 11/01/2033 (Callable 11/01/2027)	500,000	518,999
State of Colorado
5.00%, 03/15/2037 (Callable 03/15/2027)	2,000,000	2,037,695
4.00%, 12/15/2037 (Callable 12/15/2028)	705,000	696,087
5.25%, 03/15/2042 (Callable 03/15/2027)	9,535,000	9,684,378
Stetson Ridge Metropolitan District No 3, 2.00%, 12/01/2030	615,000	561,479
Timnath Ranch Metropolitan District No 4, 4.25%, 12/01/2054 (Callable 12/01/2034)	1,000,000	857,989

The accompanying notes are an integral part of these financial statements.

226

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
California - (Continued)
Town of Vail CO
5.00%, 12/01/2045 (Callable 06/01/2035)	$1,200,000	$1,228,095
5.50%, 12/01/2064 (Callable 06/01/2035)	2,500,000	2,608,576
Trails at Crowfoot Metropolitan District No 3, 5.00%, 12/01/2039 (Callable 06/01/2034)	500,000	520,061
Vauxmont Metropolitan District
5.00%, 12/15/2028 (Callable 07/22/2025)	125,000	128,861
5.00%, 12/15/2029 (Callable 07/22/2025)	125,000	128,861
5.00%, 12/15/2030 (Callable 07/22/2025)	125,000	128,858
5.00%, 12/15/2031 (Callable 07/22/2025)	135,000	139,166
3.25%, 12/15/2050 (Callable 07/22/2025)	3,754,000	2,801,465
Vista Ridge Metropolitan District
5.00%, 12/01/2025	600,000	604,610
5.00%, 12/01/2026	460,000	473,557
		172,786,226
Connecticut - 0.6%
City of West Haven CT
5.00%, 02/15/2026	400,000	405,067
5.00%, 02/15/2028	350,000	368,596
5.00%, 02/15/2030	450,000	488,041
5.00%, 02/15/2032	350,000	387,299
5.00%, 02/15/2034	400,000	447,068
5.00%, 02/15/2036 (Callable 02/15/2034)	200,000	219,115
5.00%, 02/15/2040 (Callable 02/15/2034)	100,000	105,410
4.00%, 02/15/2044 (Callable 02/15/2034)	250,000	223,258
Connecticut Housing Finance Authority
5.00%, 11/15/2026	395,000	407,010
5.00%, 05/15/2027	440,000	457,658
5.00%, 11/15/2027	445,000	467,472
5.00%, 05/15/2028	210,000	222,073
5.00%, 11/15/2028	225,000	239,882
5.00%, 05/15/2029	230,000	246,579
5.00%, 11/15/2029	125,000	134,922
5.00%, 11/15/2030	160,000	174,068
4.00%, 11/15/2047 (Callable 11/15/2026)	25,000	25,032
4.00%, 05/15/2049 (Callable 11/15/2028)	640,000	645,303
3.50%, 11/15/2051 (Callable 05/15/2031)	2,875,000	2,857,751

	Par	Value
Connecticut State Health & Educational Facilities Authority, 2.95%, 07/01/2049(a)	$4,300,000	$4,290,708
Stamford Housing Authority, 4.75%, 10/01/2032	4,000,000	4,051,393
State of Connecticut Clean Water Fund - State Revolving Fund, 5.00%, 05/01/2036 (Callable 05/01/2027)	840,000	862,495
State of Connecticut Special Tax Revenue, 5.00%, 10/01/2036 (Callable 10/01/2028)	4,000,000	4,155,709
Town of Hamden CT
5.00%, 08/15/2026	125,000	127,915
5.00%, 08/15/2028	365,000	388,174
5.00%, 08/15/2029	575,000	620,157
5.00%, 08/15/2032	1,000,000	1,111,755
Waterbury Housing Authority, 4.50%, 02/01/2042 (Callable 03/01/2035)	2,500,000	2,459,436
		26,589,346
Delaware - 0.0%(f)
Delaware Municipal Electric Corp., 4.00%, 07/01/2036 (Callable 07/01/2031)	330,000	331,713
District of Columbia - 0.9%
District of Columbia, 5.00%, 06/01/2042 (Callable 06/01/2027)	1,100,000	1,107,994
District of Columbia Housing Finance Agency
5.00%, 12/01/2026 (Callable 12/01/2025)(a)	5,165,000	5,202,946
5.00%, 03/01/2028	2,000,000	2,091,635
4.00%, 09/01/2040 (Callable 08/01/2025)(a)	3,670,000	3,671,420
District of Columbia Water & Sewer Authority, 3.00%, 10/01/2057 (Callable 07/01/2027)(a)	7,600,000	7,498,774
Metropolitan Washington Airports Authority, 6.50%, 10/01/2044 (Callable 10/01/2028)	6,275,000	6,661,707
Metropolitan Washington Airports Authority Aviation Revenue
5.00%, 10/01/2028(b)	2,600,000	2,737,390
5.00%, 10/01/2031 (Callable 10/01/2026)(b)	5,520,000	5,592,494
5.00%, 10/01/2032(b)	1,425,000	1,546,326
5.00%, 10/01/2033 (Callable 10/01/2025)	250,000	251,195
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
0.00%, 10/01/2029(e)	110,000	95,917

The accompanying notes are an integral part of these financial statements.

227

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
District of Columbia - (Continued)
5.00%, 10/01/2033 (Callable 10/01/2028)	$730,000	$767,710
5.00%, 10/01/2038 (Callable 10/01/2028)	330,000	339,252
Tender Option Bond Trust Receipts/Certificates, 2.70%, 07/01/2063 (Callable 07/01/2037)(a)(c)	2,700,000	2,700,000
		40,264,760
Florida - 3.8%
Alachua County Health Facilities Authority, 5.00%, 12/01/2027 (Callable 08/01/2025)	815,000	816,093
Broward County Housing Finance Authority
3.50%, 04/01/2041 (Callable 10/01/2025)(a)	3,150,000	3,150,024
4.05%, 09/01/2056(a)	1,000,000	1,005,078
3.40%, 03/01/2057 (Callable 08/01/2025)(a)	1,620,000	1,619,995
Capital Trust Agency, Inc.
4.00%, 06/01/2041 (Callable 06/01/2028)	330,000	289,000
4.00%, 06/01/2056 (Callable 06/01/2028)	485,000	375,042
Capital Trust Authority, 5.00%, 06/15/2034 (Callable 06/15/2032)	610,000	634,039
Central Florida Expressway Authority
4.00%, 07/01/2031 (Callable 07/01/2026)	1,610,000	1,619,690
5.00%, 07/01/2037 (Callable 07/01/2029)	1,325,000	1,379,699
Central Florida Tourism Oversight District
4.00%, 06/01/2035 (Callable 06/01/2027)	1,000,000	1,000,092
5.00%, 06/01/2035 (Callable 06/01/2026)	5,000,000	5,078,660
City of Cape Coral FL Water & Sewer Revenue
5.60%, 03/01/2048 (Callable 03/01/2033)	5,000,000	5,258,481
5.25%, 10/01/2053 (Callable 10/01/2033)	1,250,000	1,284,686
City of Fort Lauderdale FL Water & Sewer Revenue, 5.50%, 09/01/2048 (Callable 09/01/2033)	7,000,000	7,514,531
City of Fort Myers FL
5.00%, 12/01/2029 (Callable 12/01/2025)	475,000	478,883
4.00%, 12/01/2037 (Callable 12/01/2025)	1,000,000	993,779

	Par	Value
4.00%, 12/01/2038 (Callable 12/01/2025)	$500,000	$494,989
City of Jacksonville FL
4.00%, 11/01/2032 (Callable 11/01/2029)	375,000	376,959
4.00%, 11/01/2040 (Callable 08/01/2025)	65,000	59,177
City of Orlando FL Tourist Development Tax Revenue
5.00%, 11/01/2034 (Callable 11/01/2027)	775,000	799,615
5.00%, 11/01/2036 (Callable 11/01/2027)	1,010,000	1,035,857
City of Tallahassee FL
5.00%, 12/01/2029 (Callable 12/01/2025)	610,000	612,983
5.00%, 12/01/2040 (Callable 08/01/2025)	1,260,000	1,259,917
City of Tampa FL
5.25%, 05/01/2043 (Callable 05/01/2028)	7,155,000	7,316,447
5.25%, 05/01/2046 (Callable 05/01/2028)	4,100,000	4,171,421
Collier County Educational Facilities Authority
5.00%, 06/01/2026	1,840,000	1,849,893
5.00%, 06/01/2028	1,775,000	1,810,930
5.00%, 06/01/2029	1,065,000	1,089,941
Collier County Industrial Development Authority, 5.00%, 10/01/2054 (Callable 10/01/2030)(a)	1,250,000	1,350,369
Columbia County School Board, 5.00%, 07/01/2039 (Callable 07/01/2034)	1,350,000	1,417,167
County of Broward FL Airport System Revenue, 5.00%, 10/01/2031 (Callable 10/01/2025)(b)	3,000,000	3,006,540
County of Charlotte FL, 5.00%, 10/01/2028 (Callable 10/01/2025)	1,420,000	1,425,765
County of Escambia FL Sales Tax Revenue, 5.00%, 10/01/2046 (Callable 10/01/2027)	2,000,000	2,020,387
County of Lee FL Airport Revenue, 5.00%, 10/01/2026(b)	5,395,000	5,506,211
County of Miami-Dade FL
6.88%, 10/01/2034 (Callable 10/01/2029)	550,000	626,880
7.00%, 10/01/2039 (Callable 10/01/2029)	690,000	776,298
County of Miami-Dade FL Aviation Revenue
5.00%, 10/01/2025(b)	1,000,000	1,004,357
5.00%, 10/01/2032 (Callable 10/01/2026)	360,000	366,893

The accompanying notes are an integral part of these financial statements.

228

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Florida - (Continued)
5.00%, 10/01/2041 (Callable 10/01/2026)	$2,585,000	$2,593,090
County of Sarasota FL Utility System Revenue, 5.00%, 10/01/2040 (Callable 04/01/2029)	2,500,000	2,584,045
County of Seminole FL, 5.00%, 10/01/2052 (Callable 10/01/2032)	2,500,000	2,538,277
Escambia County Health Facilities Authority, 5.00%, 08/15/2035 (Callable 02/15/2030)	820,000	851,278
Escambia County Housing Finance Authority, 3.80%, 06/01/2027(a)	4,500,000	4,525,017
Florida Development Finance Corp.
4.00%, 06/01/2026(c)	225,000	224,090
5.00%, 04/01/2028	400,000	420,562
5.00%, 04/01/2029	250,000	266,326
5.00%, 06/15/2034 (Callable 06/15/2027)	800,000	811,973
5.25%, 06/15/2034 (Callable 06/15/2032)	1,225,000	1,288,040
5.00%, 06/15/2040 (Callable 06/15/2027)	1,650,000	1,650,335
Florida Gulf Coast University Financing Corp., 5.00%, 08/01/2029 (Callable 02/01/2028)	600,000	622,505
Florida Higher Educational Facilities Financing Authority
5.00%, 04/01/2029 (Callable 04/01/2026)	950,000	959,972
5.00%, 07/01/2035 (Callable 07/01/2033)(c)	7,600,000	7,582,979
Florida Housing Finance Corp.
5.00%, 12/01/2026(a)	3,000,000	3,019,173
3.35%, 10/01/2027(a)	2,250,000	2,254,426
4.20%, 01/01/2045 (Callable 01/01/2028)	595,000	551,427
4.00%, 07/01/2047 (Callable 07/01/2025)	5,000	5,000
3.00%, 01/01/2052 (Callable 01/01/2030)	740,000	730,763
5.50%, 01/01/2054 (Callable 01/01/2032)	2,275,000	2,381,042
6.25%, 01/01/2055 (Callable 07/01/2033)	3,500,000	3,834,846
6.25%, 07/01/2056 (Callable 07/01/2033)	3,500,000	3,878,492
Florida Municipal Power Agency
4.00%, 10/01/2030 (Callable 10/01/2027)	500,000	509,559
5.00%, 10/01/2030 (Callable 10/01/2026)	495,000	505,502

	Par	Value
Greater Orlando Aviation Authority, 5.00%, 10/01/2031 (Callable 10/01/2027)(b)	$1,200,000	$1,232,838
Highlands County Health Facilities Authority, 1.94%, 11/15/2037 (Callable 08/01/2025)(a)	4,000,000	4,000,000
Hillsborough County Housing Finance Authority
3.35%, 06/01/2029(a)	4,880,000	4,894,815
4.55%, 02/01/2042	4,000,000	3,910,230
Jacksonville Housing Authority, 5.00%, 02/01/2034 (Callable 02/01/2033)	4,000,000	4,204,582
Key West Utility Board, 5.00%, 10/01/2035 (Callable 10/01/2028)	90,000	94,221
Lee County Housing Finance Authority
3.50%, 02/01/2027(a)	1,000,000	1,001,154
3.55%, 08/01/2027 (Callable 08/01/2025)(a)	1,500,000	1,500,040
Lee County Industrial Development Authority/FL, 5.00%, 04/01/2035 (Callable 04/01/2029)	1,195,000	1,239,257
Miami Beach Redevelopment Agency, 5.00%, 02/01/2027 (Callable 08/01/2025)	1,000,000	1,003,994
Miami-Dade County Housing Finance Authority
4.05%, 09/01/2026(a)	1,650,000	1,651,315
5.00%, 03/01/2027(a)	1,440,000	1,443,023
Northern Palm Beach County Improvement District
5.00%, 08/01/2026	620,000	632,279
5.00%, 08/01/2030	755,000	811,659
5.00%, 08/01/2031	790,000	856,615
5.00%, 08/01/2032	825,000	899,356
5.00%, 08/01/2033	585,000	639,615
5.00%, 08/01/2034	460,000	503,605
Orange County Housing Finance Authority, 3.00%, 09/01/2050 (Callable 09/01/2029)	810,000	800,175
Orlando Utilities Commission
5.00%, 10/01/2035 (Callable 10/01/2027)	705,000	728,194
1.25%, 10/01/2046 (Callable 04/01/2028)(a)	1,310,000	1,174,357
Osceola County Housing Finance Authority, 3.40%, 04/01/2028(a)	2,500,000	2,510,742
Palm Beach County Health Facilities Authority
5.00%, 11/01/2032	200,000	214,592
4.00%, 05/15/2035 (Callable 07/22/2025)	250,000	239,607

The accompanying notes are an integral part of these financial statements.

229

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Florida - (Continued)
Pinellas County Housing Finance Authority, 6.00%, 03/01/2054 (Callable 03/01/2032)	$2,155,000	$2,288,149
Pinellas County School Board, 5.00%, 07/01/2033 (Callable 07/01/2027)	515,000	532,660
Putnam County Development Authority/FL, 5.00%, 03/15/2042 (Callable 05/01/2028)	3,665,000	3,675,617
Santa Rosa County School Board, 5.00%, 02/01/2038 (Callable 08/01/2029)	1,030,000	1,067,600
Sarasota County Public Hospital District, 5.50%, 07/01/2028	5,000,000	5,178,853
School District of Broward County/FL, 5.00%, 07/01/2036 (Callable 07/01/2032)	3,000,000	3,265,168
Seminole County Industrial Development Authority
4.00%, 06/15/2028(c)	245,000	242,114
4.00%, 06/15/2029(c)	260,000	255,984
4.00%, 06/15/2030(c)	535,000	524,907
4.00%, 06/15/2036 (Callable 06/15/2031)(c)	470,000	432,398
4.00%, 06/15/2041 (Callable 06/15/2031)(c)	845,000	711,106
St Johns County Housing Finance Authority, 3.55%, 07/01/2027(a)	1,000,000	1,000,000
Tohopekaliga Water Authority, 4.00%, 10/01/2033 (Callable 10/01/2026)	1,500,000	1,505,492
Town of Davie FL, 5.00%, 04/01/2034 (Callable 04/01/2028)	1,105,000	1,138,819
Village Community Development District No 10, 5.00%, 05/01/2035 (Callable 05/01/2033)	1,085,000	1,160,439
Volusia County Educational Facility Authority
5.00%, 06/01/2026	440,000	446,046
5.00%, 06/01/2028	660,000	687,328
4.00%, 10/15/2036 (Callable 10/15/2029)	500,000	498,206
		176,262,638
Georgia - 1.9%
Barrow County School District, 5.00%, 02/01/2038 (Callable 02/01/2035)	2,790,000	3,103,379
Bartow County Development Authority
1.80%, 09/01/2029 (Callable 11/19/2026)(a)	4,810,000	4,288,082
3.95%, 12/01/2032(a)	2,750,000	2,797,962

	Par	Value
Bleckley County & Dodge County Joint Development Authority, 5.00%, 07/01/2038 (Callable 07/01/2028)	$815,000	$834,246
City of Atlanta GA, 5.00%, 01/01/2028 (Callable 08/01/2025)	1,000,000	1,001,286
City of Monroe GA Combined Utility Revenue
4.00%, 12/01/2036 (Callable 12/01/2030)	500,000	495,655
4.00%, 12/01/2037 (Callable 12/01/2030)	750,000	734,137
Clayton County Development Authority, 4.00%, 07/01/2031 (Callable 07/01/2027)	495,000	497,917
Cobb County Kennestone Hospital Authority, 5.00%, 04/01/2042 (Callable 04/01/2027)	890,000	892,929
College Park Housing Authority, 3.45%, 04/01/2044 (Callable 09/01/2027)(a)	4,300,000	4,316,620
DeKalb County Housing Authority
4.00%, 12/01/2033 (Callable 12/01/2030)	7,500,000	7,501,950
4.00%, 03/01/2034 (Callable 03/01/2031)	3,180,000	3,125,184
Development Authority for Fulton County
5.00%, 10/01/2029	1,710,000	1,843,825
5.00%, 10/01/2040 (Callable 04/01/2034)	940,000	991,968
5.00%, 03/15/2044 (Callable 03/15/2029)	2,105,000	2,126,788
Development Authority of Bulloch County
5.00%, 07/01/2030	405,000	441,499
5.00%, 07/01/2031 (Callable 07/01/2030)	420,000	454,845
5.00%, 07/01/2032 (Callable 07/01/2030)	445,000	479,833
5.00%, 07/01/2033 (Callable 07/01/2030)	465,000	497,957
4.00%, 07/01/2039 (Callable 07/01/2030)	305,000	294,955
Gainesville & Hall County Hospital Authority, 5.00%, 02/15/2029 (Callable 02/15/2027)	500,000	515,740
Georgia Housing & Finance Authority
3.60%, 12/01/2033 (Callable 06/01/2027)	225,000	222,101
2.75%, 12/01/2035 (Callable 06/01/2029)	625,000	534,292
Georgia Local Government, 4.75%, 06/01/2028	4,127,000	4,236,266

The accompanying notes are an integral part of these financial statements.

230

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Georgia - (Continued)
Main Street Natural Gas, Inc.
5.00%, 12/01/2026	$875,000	$894,376
5.00%, 12/01/2027	1,500,000	1,552,108
5.00%, 05/15/2034 (Callable 05/15/2029)	1,530,000	1,570,385
4.00%, 03/01/2050 (Callable 06/01/2026)(a)	6,015,000	6,029,739
4.00%, 07/01/2052 (Callable 06/01/2027)(a)	10,515,000	10,613,851
4.00%, 08/01/2052 (Callable 05/01/2027)(a)(c)	6,750,000	6,729,841
5.00%, 12/01/2052 (Callable 03/01/2029)(a)	3,545,000	3,679,956
5.00%, 06/01/2053 (Callable 03/01/2030)(a)	1,170,000	1,226,486
5.00%, 07/01/2053 (Callable 12/01/2029)(a)	4,275,000	4,504,202
Municipal Electric Authority of Georgia
5.25%, 01/01/2038 (Callable 01/01/2034)	2,745,000	3,036,038
5.25%, 01/01/2041 (Callable 01/01/2034)	1,150,000	1,236,372
5.25%, 01/01/2044 (Callable 01/01/2034)	875,000	925,340
Paulding County Hospital Authority/GA, 5.00%, 04/01/2043 (Callable 04/01/2032)	1,000,000	1,017,008
Private Colleges & Universities Authority
5.00%, 06/01/2028	495,000	517,496
5.00%, 06/01/2029	400,000	423,133
4.00%, 06/01/2034 (Callable 06/01/2031)	395,000	397,421
4.00%, 06/01/2035 (Callable 06/01/2031)	500,000	501,225
Treutlen County School District
5.00%, 10/01/2037 (Callable 10/01/2035)	200,000	219,258
5.00%, 10/01/2041 (Callable 10/01/2035)	350,000	368,567
5.00%, 10/01/2043 (Callable 10/01/2035)	670,000	693,699
		88,365,917
Guam - 0.0%(f)
Guam Government Waterworks Authority, 5.00%, 07/01/2025	800,000	800,000
		800,000
Hawaii - 0.3%
State of Hawaii, 5.00%, 01/01/2036 (Callable 01/01/2029)	4,000,000	4,184,613
State of Hawaii Airports System Revenue
5.25%, 08/01/2025 (Callable 07/22/2025)(b)	2,500,000	2,505,272

	Par	Value
5.00%, 08/01/2027 (Callable 07/22/2025)(b)	$1,000,000	$1,000,947
5.00%, 07/01/2033 (Callable 07/01/2028)(b)	3,300,000	3,390,831
5.00%, 07/01/2034 (Callable 07/01/2028)(b)	2,000,000	2,048,150
		13,129,813
Idaho - 0.4%
County of Nez Perce ID, 5.50%, 03/01/2042 (Callable 03/01/2032)	680,000	715,215
Idaho Housing & Finance Association
4.00%, 05/01/2031	200,000	202,357
4.00%, 05/01/2035 (Callable 05/01/2032)	425,000	418,011
5.25%, 05/01/2038 (Callable 05/01/2031)	600,000	620,907
5.50%, 05/01/2043 (Callable 05/01/2031)	400,000	409,693
6.00%, 07/01/2054 (Callable 01/01/2033)	4,435,000	4,849,943
Southern Idaho Regional Solid Waste District, 4.00%, 03/01/2028 (Callable 09/01/2027)	11,700,000	11,787,177
		19,003,303
Illinois - 10.4%
Adams & Hancock Counties Community Unit School District No 4/IL
4.00%, 12/01/2027 (Callable 12/01/2025)	290,000	291,186
4.00%, 12/01/2029 (Callable 12/01/2025)	310,000	310,962
4.00%, 12/01/2032 (Callable 12/01/2025)	350,000	350,045
Berwyn Municipal Securitization Corp., 5.00%, 01/01/2035 (Callable 01/01/2029)	3,600,000	3,762,739
Bridgeview Finance Corp., 5.00%, 12/01/2037 (Callable 12/01/2027)	735,000	720,057
Champaign County Community Unit School District No 7 Tolono
5.00%, 12/01/2032	205,000	221,529
5.00%, 12/01/2033	610,000	659,901
Channahon Park District
4.00%, 12/15/2031 (Callable 12/15/2029)	460,000	470,120
4.00%, 12/15/2034 (Callable 12/15/2029)	510,000	514,602
4.00%, 12/15/2036 (Callable 12/15/2029)	950,000	941,770
4.00%, 12/15/2038 (Callable 12/15/2029)	595,000	577,267

The accompanying notes are an integral part of these financial statements.

231

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Illinois - (Continued)
Chicago Board of Education, 0.00%, 12/01/2025(e)	$2,780,000	$2,735,110
5.00%, 12/01/2025	600,000	603,353
0.00%, 12/01/2029(e)	250,000	210,145
5.00%, 12/01/2029 (Callable 12/01/2028)	1,000,000	1,042,793
7.00%, 12/01/2044 (Callable 12/01/2025)	1,475,000	1,482,507
6.50%, 12/01/2046 (Callable 12/01/2026)	1,000,000	1,009,889
Chicago Board of Education Dedicated Capital Improvement Tax
5.25%, 04/01/2033	1,000,000	1,095,171
5.25%, 04/01/2035 (Callable 04/01/2033)	1,500,000	1,618,513
Chicago Midway International Airport
5.00%, 01/01/2029 (Callable 01/01/2026)(b)	2,000,000	2,012,106
5.00%, 01/01/2046 (Callable 01/01/2026)	2,000,000	1,993,753
Chicago O’Hare International Airport
5.00%, 01/01/2029(b)	660,000	694,422
5.00%, 01/01/2035 (Callable 01/01/2026)	2,825,000	2,841,323
Chicago O’Hare International Airport, 5.00%, 01/01/2036 (Callable 01/01/2029)(b)	5,590,000	5,672,856
5.25%, 01/01/2042 (Callable 01/01/2033)	1,370,000	1,436,090
5.25%, 01/01/2043 (Callable 01/01/2033)	1,000,000	1,043,144
Chicago Park District
5.25%, 01/01/2043 (Callable 01/01/2033)	1,000,000	1,029,055
5.25%, 01/01/2044 (Callable 01/01/2033)	1,730,000	1,773,285
5.25%, 01/01/2046 (Callable 01/01/2033)	2,500,000	2,546,123
City of Calumet City IL, 5.50%, 03/01/2032 (Callable 03/01/2030)	600,000	644,918
City of Chicago Heights IL
4.00%, 12/01/2028	200,000	206,296
4.00%, 12/01/2030 (Callable 12/01/2029)	350,000	360,942
4.00%, 12/01/2031 (Callable 12/01/2029)	365,000	374,104
City of Chicago IL
0.00%, 01/01/2027(e)	195,000	185,867
3.50%, 08/01/2027 (Callable 08/01/2026)(a)	2,000,000	2,008,009

	Par	Value
0.00%, 01/01/2028(e)	$3,285,000	$3,034,620
5.00%, 11/01/2028 (Callable 11/01/2027)	625,000	650,347
3.40%, 06/01/2029 (Callable 06/01/2028)(a)	3,000,000	3,020,739
5.00%, 11/01/2033 (Callable 11/01/2027)	1,200,000	1,233,372
6.00%, 01/01/2046 (Callable 01/01/2034)	7,990,000	8,522,519
City of Chicago IL Wastewater Transmission Revenue
5.50%, 01/01/2030	795,000	831,631
5.00%, 01/01/2041 (Callable 01/01/2034)	1,350,000	1,409,673
5.25%, 01/01/2042 (Callable 07/01/2032)	2,420,000	2,538,234
5.25%, 01/01/2043 (Callable 07/01/2032)	6,490,000	6,777,127
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2029 (Callable 11/01/2026)	1,810,000	1,847,161
5.25%, 11/01/2035 (Callable 11/01/2027)	3,025,000	3,108,262
City of Chicago IL Waterworks Revenue, 5.00%, 11/01/2036 (Callable 05/01/2032)	1,510,000	1,587,794
City of Decatur IL
4.25%, 03/01/2030 (Callable 08/01/2025)	250,000	250,208
5.00%, 03/01/2034 (Callable 03/01/2026)	905,000	915,966
City of Elgin IL
5.00%, 12/15/2037 (Callable 12/15/2034)	1,375,000	1,490,646
5.00%, 12/15/2038 (Callable 12/15/2034)	1,445,000	1,553,293
5.00%, 12/15/2039 (Callable 12/15/2034)	1,520,000	1,619,015
City of Evanston IL, 5.00%, 12/01/2043 (Callable 12/01/2029)	1,800,000	1,836,166
City of Mount Vernon IL
4.00%, 12/15/2031 (Callable 06/15/2030)	1,395,000	1,421,842
4.00%, 12/15/2036 (Callable 06/15/2030)	630,000	617,764
City of Quincy IL
5.00%, 12/01/2037 (Callable 12/01/2033)	1,020,000	1,084,104
5.00%, 12/01/2038 (Callable 12/01/2033)	550,000	579,221
5.00%, 12/01/2039 (Callable 12/01/2033)	1,080,000	1,127,189

The accompanying notes are an integral part of these financial statements.

232

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Illinois - (Continued)
5.00%, 12/01/2040 (Callable 12/01/2033)	$1,185,000	$1,225,276
5.00%, 12/01/2041 (Callable 12/01/2033)	1,245,000	1,276,287
City of Warrenville IL, 5.00%, 12/15/2031	200,000	218,652
Community Unit School District Number 427 DeKalb and Kane Counties Illinois, 0.00%, 01/01/2026(e)	1,340,000	1,316,042
Cook County Community Consolidated School District No 15 Palatine, 5.25%, 06/15/2041 (Callable 06/15/2033)	1,190,000	1,244,341
Cook County Community High School District No 217 Argo, 4.50%, 12/01/2039 (Callable 12/01/2031)	1,495,000	1,509,478
Cook County School District No 111 Burbank, 4.00%, 12/01/2025	1,000,000	1,003,885
Cook County School District No 130 Blue Island, 5.00%, 12/01/2027 (Callable 12/01/2025)	1,210,000	1,220,591
Cook County School District No 143.5 Posen-Robbins, 5.00%, 12/01/2033	75,000	78,966
Cook County School District No 144 Prairie Hills, 5.00%, 12/01/2032	2,505,000	2,751,380
Cook County School District No 145
5.00%, 12/01/2043 (Callable 12/01/2034)	430,000	429,477
5.00%, 12/01/2044 (Callable 12/01/2034)	155,000	154,071
5.00%, 12/01/2045 (Callable 12/01/2034)	420,000	413,922
5.00%, 12/01/2047 (Callable 12/01/2034)	1,110,000	1,089,206
Cook County School District No 67 Golf, 5.00%, 12/15/2043 (Callable 12/15/2033)	1,720,000	1,746,410
Cook County School District No 86 Harwood Heights
5.00%, 12/01/2035 (Callable 12/01/2033)	340,000	365,620
5.00%, 12/01/2036 (Callable 12/01/2033)	350,000	373,654
5.00%, 12/01/2037 (Callable 12/01/2033)	350,000	369,914
5.00%, 12/01/2038 (Callable 12/01/2033)	275,000	289,296
5.00%, 12/01/2040 (Callable 12/01/2033)	425,000	440,777
5.00%, 12/01/2041 (Callable 12/01/2033)	425,000	437,298

	Par	Value
5.00%, 12/01/2042 (Callable 12/01/2033)	$645,000	$659,222
Cook County School District No 99 Cicero
4.00%, 12/01/2029	2,425,000	2,479,450
4.00%, 12/01/2030	250,000	255,550
Cook County School District No. 163
6.00%, 12/15/2025	430,000	435,562
6.00%, 12/15/2027	1,150,000	1,231,674
Cook County School District No. 83, 5.63%, 06/01/2033	815,000	902,000
County of Cook IL, 5.00%, 11/15/2033 (Callable 11/15/2030)	1,500,000	1,616,791
County of Cook IL Sales Tax Revenue
5.00%, 11/15/2036 (Callable 11/15/2027)	3,000,000	3,067,241
5.25%, 11/15/2036 (Callable 11/15/2027)	10,000,000	10,280,160
4.00%, 11/15/2038 (Callable 11/15/2027)	1,675,000	1,609,822
4.00%, 11/15/2040 (Callable 11/15/2030)	595,000	574,656
5.00%, 11/15/2041 (Callable 11/15/2032)	1,890,000	1,947,852
Crawford Hospital District
4.00%, 01/01/2031 (Callable 01/01/2029)	345,000	350,652
4.00%, 01/01/2041 (Callable 01/01/2030)	1,160,000	997,999
DuPage County School District No 60 Maercker, 4.00%, 12/30/2036 (Callable 12/30/2027)	1,000,000	987,230
Eastern Illinois Economic Development Authority, 5.00%, 11/01/2033 (Callable 11/01/2028)	820,000	820,305
Ford, Champaign Counties Community Unit School District No. 10, 5.00%, 12/01/2027 (Callable 12/01/2026)	600,000	619,331
Governors State University, 5.00%, 10/01/2028	555,000	581,184
Greene Jersey & Macoupin Counties Community Unit School District No 9 Southweste
5.00%, 12/01/2029	350,000	373,761
5.00%, 12/01/2030	320,000	344,274
5.00%, 12/01/2031 (Callable 12/01/2030)	535,000	571,369
5.00%, 12/01/2032 (Callable 12/01/2030)	600,000	637,597
5.00%, 12/01/2033 (Callable 12/01/2030)	325,000	343,276

The accompanying notes are an integral part of these financial statements.

233

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Illinois - (Continued)
Hampshire Special Service Area No 13
3.25%, 03/01/2032 (Callable 03/01/2027)	$165,000	$158,495
3.30%, 03/01/2033 (Callable 03/01/2027)	175,000	166,730
3.35%, 03/01/2034 (Callable 03/01/2027)	185,000	174,581
3.40%, 03/01/2035 (Callable 03/01/2027)	195,000	182,197
3.45%, 03/01/2036 (Callable 03/01/2027)	205,000	189,200
Henry & Whiteside Counties Community Unit School District No 228 Geneseo
5.00%, 08/15/2031 (Callable 08/15/2025)	270,000	270,672
5.00%, 02/15/2032	200,000	218,789
5.00%, 02/15/2033	490,000	538,591
5.00%, 02/15/2034 (Callable 02/15/2033)	1,060,000	1,152,688
5.00%, 02/15/2035 (Callable 02/15/2033)	500,000	539,728
Hoffman Estates Park District, 5.00%, 12/01/2040 (Callable 12/01/2030)	5,000,000	5,122,315
Huntley Area Public Library District, 5.00%, 02/01/2037 (Callable 02/01/2029)	500,000	521,815
Illinois Development Finance Authority, 2.45%, 11/15/2039(a)	1,125,000	1,117,970
Illinois Educational Facilities Authority, 4.00%, 11/01/2036 (Callable 08/01/2025)	1,065,000	1,049,473
Illinois Finance Authority
5.00%, 07/01/2025	3,140,000	3,140,000
5.00%, 04/01/2028	400,000	416,341
5.00%, 05/15/2029 (Callable 05/15/2026)	385,000	390,243
5.00%, 03/01/2030 (Callable 03/01/2026)	1,500,000	1,517,604
5.00%, 10/01/2030 (Callable 10/01/2026)	140,000	142,574
5.00%, 02/15/2031 (Callable 08/15/2027)	1,000,000	1,010,576
5.00%, 03/01/2031 (Callable 03/01/2027)	1,075,000	1,090,415
5.00%, 11/15/2031 (Callable 11/15/2025)	1,000,000	1,002,709
5.00%, 05/15/2032 (Callable 11/15/2028)	2,000,000	2,083,345
5.00%, 05/15/2033 (Callable 11/15/2028)	4,500,000	4,672,409

	Par	Value
4.50%, 08/01/2033(c)	$1,275,000	$1,299,139
4.00%, 05/15/2034 (Callable 05/15/2026)	300,000	293,250
5.00%, 07/01/2034 (Callable 07/01/2029)	1,025,000	1,087,052
4.27% (SOFR + 1.20%), 11/01/2034 (Callable 08/01/2025)	8,095,000	8,090,071
Illinois Finance Authority, 5.00%, 02/15/2036 (Callable 02/15/2027)	2,515,000	2,563,823
5.00%, 11/15/2039 (Callable 07/22/2025)	6,595,000	6,594,697
5.25%, 04/01/2040 (Callable 04/01/2034)	1,655,000	1,695,968
3.88%, 05/01/2040(a)	2,220,000	2,180,095
4.00%, 12/01/2040 (Callable 12/01/2027)	270,000	255,431
5.25%, 04/01/2041 (Callable 04/01/2034)	1,135,000	1,200,419
5.25%, 04/01/2041 (Callable 04/01/2034)	1,245,000	1,261,181
4.00%, 09/01/2041 (Callable 09/01/2026)	835,000	737,428
5.00%, 10/01/2041 (Callable 10/01/2026)	1,900,000	1,888,686
5.25%, 04/01/2043 (Callable 04/01/2034)	1,000,000	1,001,708
4.80%, 12/01/2043 (Callable 07/01/2033)(a)(b)(c)	4,400,000	4,454,361
Illinois Housing Development Authority
3.10%, 02/01/2035 (Callable 02/01/2026)	580,000	525,873
2.45%, 06/01/2043 (Callable 08/01/2025)	252,744	210,111
5.25%, 10/01/2043 (Callable 10/01/2032)	2,145,000	2,207,071
1.95%, 04/01/2045 (Callable 07/01/2025)(a)	9,970,000	9,970,000
4.00%, 10/01/2048 (Callable 04/01/2027)	1,995,000	2,000,244
3.00%, 04/01/2051 (Callable 04/01/2030)	125,000	122,792
6.25%, 10/01/2052 (Callable 04/01/2032)	6,005,000	6,446,199
5.75%, 10/01/2053 (Callable 04/01/2032)	4,410,000	4,703,740
6.25%, 10/01/2054 (Callable 10/01/2032)	7,825,000	8,672,917
Illinois Sports Facilities Authority,
5.00%, 06/15/2028	1,900,000	1,957,643
Illinois Sports Facilities Authority, 5.00%, 06/15/2029	5,530,000	5,817,981

The accompanying notes are an integral part of these financial statements.

234

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Illinois - (Continued)
Illinois State Toll Highway Authority
5.00%, 01/01/2032 (Callable 07/01/2026)	$2,055,000	$2,086,474
5.00%, 12/01/2032 (Callable 01/01/2026)	1,285,000	1,294,233
5.00%, 01/01/2034 (Callable 07/01/2026)	1,500,000	1,519,505
5.00%, 01/01/2036 (Callable 08/01/2025)	2,100,000	2,100,947
5.00%, 01/01/2038 (Callable 08/01/2025)	2,750,000	2,750,292
5.00%, 01/01/2041 (Callable 07/01/2026)	3,425,000	3,404,305
5.00%, 01/01/2042 (Callable 01/01/2028)	8,340,000	8,390,434
5.00%, 01/01/2044 (Callable 07/01/2029)	4,685,000	4,718,769
5.00%, 01/01/2045 (Callable 01/01/2031)	2,475,000	2,496,499
Illinois State University
5.00%, 04/01/2031 (Callable 04/01/2028)	500,000	522,952
5.00%, 04/01/2038 (Callable 04/01/2028)	325,000	329,888
Jefferson County School District No 82 Bethel
5.00%, 12/01/2026	75,000	76,887
5.00%, 12/01/2027	80,000	83,364
5.00%, 12/01/2028	90,000	94,995
5.00%, 12/01/2029	100,000	106,577
5.00%, 12/01/2030	110,000	118,344
5.00%, 12/01/2031	125,000	135,447
5.00%, 12/01/2032	155,000	168,660
5.00%, 12/01/2034 (Callable 12/01/2033)	220,000	237,405
Jo Daviess County Community Unit School District No 119 East Dubuque 4.00%, 12/01/2034 (Callable 12/01/2028)	280,000	277,618
Jo Daviess County Community Unit School District No 119 East Dubuque, 4.00%, 12/01/2037 (Callable 12/01/2028)	690,000	681,592
Jo Daviess County Community Unit School District No 119 East Dubuque, 4.00%, 12/01/2039 (Callable 12/01/2028)	515,000	494,021
Joliet Park District
5.00%, 02/01/2034 (Callable 02/01/2033)	500,000	541,772
5.00%, 02/01/2035 (Callable 02/01/2033)	250,000	268,986

	Par	Value
Joliet Park District, 5.00%, 02/01/2036 (Callable 02/01/2033)	$460,000	$490,828
Joliet Park District, 5.00%, 02/01/2037 (Callable 02/01/2033)	545,000	577,109
Joliet Park District, 5.00%, 02/01/2038 (Callable 02/01/2033)	535,000	561,575
Kane & DeKalb Counties Community Unit School District No 301 Burlington, 0.00%, 12/01/2025(e)	1,625,000	1,600,861
Kane McHenry Cook & De Kalb Counties Unit School District No 300/IL, 5.00%, 01/01/2030 (Callable 07/01/2027)	1,345,000	1,397,700
Kendall Kane & Will Counties Community Unit School District No 308
5.00%, 02/01/2035 (Callable 02/01/2026)	1,000,000	1,006,064
5.00%, 02/01/2036 (Callable 02/01/2026)	1,000,000	1,005,719
Knox & Warren Counties Community Unit School District No 205 Galesburg
4.00%, 12/01/2029	330,000	340,188
4.00%, 12/01/2030	450,000	465,679
4.00%, 12/01/2031	300,000	310,601
4.00%, 01/01/2034 (Callable 01/01/2028)	855,000	860,993
4.00%, 01/01/2036 (Callable 01/01/2028)	920,000	918,741
Lake Cook Kane & McHenry Counties Community Unit School District 220 Barrington, 3.00%, 12/01/2033 (Callable 12/01/2030)	1,000,000	938,553
Lake County Community Unit School District No 187 North Chicago
4.00%, 01/01/2035 (Callable 01/01/2027)	1,190,000	1,194,881
5.00%, 01/01/2036 (Callable 01/01/2034)	795,000	841,170
5.00%, 01/01/2041 (Callable 01/01/2034)	980,000	993,770
5.00%, 01/01/2044 (Callable 01/01/2034)	805,000	804,971
Lake County Consolidated High School District No 120 Mundelein
5.50%, 12/01/2037 (Callable 12/01/2032)	905,000	980,457
5.50%, 12/01/2038 (Callable 12/01/2032)	845,000	905,008

The accompanying notes are an integral part of these financial statements.

235

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Illinois - (Continued)
5.50%, 12/01/2040 (Callable 12/01/2032)	$2,335,000	$2,457,386
5.50%, 12/01/2041 (Callable 12/01/2032)	890,000	930,643
Lake County School District No 33 Emmons
0.00%, 12/01/2026(e)	525,000	498,009
0.00%, 12/01/2028(e)	335,000	294,012
Lake County School District No 38 Big Hollow
5.00%, 11/01/2026	220,000	225,136
5.00%, 11/01/2027	210,000	218,432
5.00%, 11/01/2028	220,000	232,149
5.00%, 11/01/2029	250,000	267,005
5.00%, 11/01/2030 (Callable 11/01/2029)	190,000	204,314
5.00%, 11/01/2031 (Callable 11/01/2029)	515,000	551,545
5.00%, 11/01/2032 (Callable 11/01/2029)	610,000	651,411
5.00%, 11/01/2033 (Callable 11/01/2029)	400,000	425,701
Lake County Township High School District No 113-Highland Park, 4.00%, 01/01/2032 (Callable 01/01/2029)	4,130,000	4,226,352
Macon & De Witt Counties Community Unit School District No 2 Maroa-Forsyth
4.00%, 12/01/2035 (Callable 12/01/2030)	1,670,000	1,681,713
4.00%, 12/01/2036 (Callable 12/01/2030)	835,000	835,617
4.00%, 12/01/2037 (Callable 12/01/2030)	400,000	394,965
Macon County School District No 61 Decatur
4.00%, 12/01/2034 (Callable 12/01/2028)	150,000	150,083
4.00%, 12/01/2037 (Callable 12/01/2028)	200,000	194,153
5.00%, 12/01/2037 (Callable 12/01/2028)	1,500,000	1,546,302
Madison Bond Etc Counties Community Unit School District No 5 Highland
5.50%, 02/01/2036 (Callable 02/01/2030)	975,000	1,054,345
5.50%, 02/01/2037 (Callable 02/01/2030)	1,050,000	1,128,145
5.50%, 02/01/2041 (Callable 02/01/2030)	1,720,000	1,802,496
5.50%, 02/01/2042 (Callable 02/01/2030)	1,275,000	1,328,741

	Par	Value
Madison County Community Unit School District No 8 Bethalto
4.00%, 12/01/2038 (Callable 12/01/2028)	$1,140,000	$1,075,251
4.00%, 12/01/2039 (Callable 12/01/2028)	1,000,000	933,755
Marshall Putnam & Bureau Counties Community Unit School District No 5 Henry, 5.00%, 12/01/2039 (Callable 12/01/2034)	1,005,000	1,046,059
Metropolitan Pier & Exposition Authority
0.00%, 06/15/2026(e)	2,000,000	1,936,305
0.00%, 06/15/2028(e)	4,000,000	3,611,220
0.00%, 06/15/2029(e)	1,400,000	1,216,672
0.00%, 12/15/2034(e)	9,555,000	6,453,887
Morgan County School District No 117 Jacksonville
5.00%, 01/01/2038 (Callable 01/01/2035)	1,200,000	1,275,260
5.00%, 01/01/2039 (Callable 01/01/2035)	1,745,000	1,834,831
Moultrie Shelby & Coles Counties Community Unit School District No 300
5.00%, 12/01/2035 (Callable 06/01/2029)	575,000	612,992
5.00%, 12/01/2038 (Callable 06/01/2029)	1,000,000	1,057,009
5.00%, 12/01/2039 (Callable 06/01/2029)	1,000,000	1,054,007
5.00%, 12/01/2040 (Callable 06/01/2029)	1,520,000	1,598,151
5.00%, 12/01/2041 (Callable 06/01/2029)	1,800,000	1,888,519
5.00%, 12/01/2042 (Callable 06/01/2029)	1,550,000	1,617,591
5.00%, 12/01/2043 (Callable 06/01/2029)	1,140,000	1,179,218
Northern Illinois Municipal Power Agency, 4.00%, 12/01/2031 (Callable 12/01/2026)	1,025,000	1,031,824
Northern Illinois University
5.00%, 04/01/2029	235,000	248,019
5.00%, 10/01/2029	300,000	317,958
5.00%, 04/01/2030	375,000	399,593
5.00%, 04/01/2031	430,000	461,766
5.00%, 04/01/2032	480,000	517,327
Northern Illinois University, 5.00%, 04/01/2033	1,485,000	1,581,953
4.00%, 10/01/2033 (Callable 04/01/2031)	1,000,000	1,004,464
5.00%, 04/01/2034	740,000	794,673
4.00%, 10/01/2034 (Callable 04/01/2031)	2,435,000	2,415,838

The accompanying notes are an integral part of these financial statements.

236

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Illinois - (Continued)
4.00%, 04/01/2035 (Callable 04/01/2030)	$260,000	$259,218
4.00%, 10/01/2035 (Callable 04/01/2031)	1,000,000	995,099
4.00%, 10/01/2038 (Callable 04/01/2031)	1,000,000	947,156
4.00%, 10/01/2039 (Callable 04/01/2031)	1,700,000	1,596,049
4.25%, 04/01/2044 (Callable 04/01/2034)	2,000,000	1,797,775
Peoria & Fulton Counties Community Unit School District No 327, 5.00%, 12/01/2030	360,000	387,840
Peoria City School District No. 150, 5.00%, 01/01/2026	330,000	333,140
Peoria County School District No 63 Norwood 5.25%, 12/01/2039 (Callable 12/01/2033)	250,000	266,410
Peoria County School District No 63 Norwood, 5.25%, 12/01/2043 (Callable 12/01/2033)	585,000	613,854
Randolph County Community Unit School District No 140 Sparta
5.00%, 12/01/2037 (Callable 12/01/2033)	1,450,000	1,524,266
5.00%, 12/01/2038 (Callable 12/01/2033)	500,000	523,680
5.00%, 12/01/2039 (Callable 12/01/2033)	1,360,000	1,411,660
Regional Transportation Authority
5.00%, 06/01/2034 (Callable 06/01/2026)	1,380,000	1,398,194
5.00%, 06/01/2036 (Callable 06/01/2026)	775,000	783,818
Richland County Community Unit School District No 1, 5.00%, 12/01/2036 (Callable 12/01/2034)	2,720,000	2,921,840
Rock Island & Mercer Counties Community Unit School District No 300, 5.00%, 12/01/2043 (Callable 12/01/2034)	1,340,000	1,378,492
Rock Island County School District No 41 Rock Island/Milan
5.50%, 12/01/2038 (Callable 12/01/2031)	1,905,000	2,044,285
5.50%, 12/01/2039 (Callable 12/01/2031)	1,645,000	1,753,186
5.50%, 12/01/2040 (Callable 12/01/2031)	1,665,000	1,768,702
Sales Tax Securitization Corp., 5.00%, 01/01/2038 (Callable 01/01/2028)	610,000	621,583

	Par	Value
Sangamon & Christian Counties Community Unit School District No 3A Rochester, 5.50%, 02/01/2040 (Callable 02/01/2032)	$845,000	$896,963
Sangamon & Morgan Counties Community Unit School District No 16 New Berlin, 5.50%, 12/01/2042 (Callable 12/01/2030)	895,000	930,176
Sangamon County School District No 186 Springfield, 4.00%, 02/01/2035 (Callable 02/01/2032)	1,500,000	1,498,778
Sangamon Logan & Menard Counties Community Unit School Dist No 15 Williamsville, 5.00%, 12/01/2032 (Callable 12/01/2029)	650,000	683,190
Southern Illinois University
5.00%, 02/15/2032	300,000	326,738
5.00%, 02/15/2033	550,000	600,392
5.00%, 04/01/2033 (Callable 04/01/2031)	300,000	322,085
5.00%, 02/15/2034	420,000	457,948
5.00%, 02/15/2035	350,000	381,062
5.00%, 02/15/2036 (Callable 02/15/2035)	350,000	377,461
5.00%, 02/15/2037 (Callable 02/15/2035)	400,000	428,047
5.00%, 02/15/2038 (Callable 02/15/2035)	400,000	424,126
5.00%, 02/15/2039 (Callable 02/15/2035)	725,000	759,064
5.00%, 04/01/2040 (Callable 04/01/2032)	550,000	562,692
5.25%, 02/15/2042 (Callable 02/15/2035)	650,000	673,446
5.25%, 02/15/2043 (Callable 02/15/2035)	860,000	884,678
Southwestern Illinois Community College District No 522
5.00%, 12/01/2026	1,010,000	1,034,147
5.00%, 12/01/2029	825,000	893,575
Southwestern Illinois Development Authority
5.00%, 12/01/2032	965,000	1,059,694
6.00%, 12/01/2033 (Callable 12/01/2032)	1,010,000	1,179,794
6.00%, 12/01/2034 (Callable 12/01/2032)	1,075,000	1,247,409
5.50%, 12/01/2036 (Callable 12/01/2031)	2,700,000	2,966,496
6.00%, 12/01/2036 (Callable 12/01/2032)	1,210,000	1,385,166

The accompanying notes are an integral part of these financial statements.

237

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Illinois - (Continued)
5.50%, 12/01/2040 (Callable 12/01/2031)	$2,370,000	$2,517,612
4.13%, 12/01/2041 (Callable 12/01/2031)	1,610,000	1,554,695
5.50%, 04/01/2043 (Callable 04/01/2035)	1,200,000	1,266,065
St Clair County Community Consolidated School District No 90 O’Fallon
5.00%, 12/01/2031	150,000	163,887
5.00%, 12/01/2038 (Callable 12/01/2033)	400,000	422,213
5.00%, 12/01/2039 (Callable 12/01/2033)	300,000	314,900
5.00%, 12/01/2042 (Callable 12/01/2033)	835,000	857,094
5.00%, 12/01/2043 (Callable 12/01/2033)	770,000	786,582
St Clair County Community Unit School District No 187 Cahokia
4.00%, 01/01/2028	70,000	72,301
St Clair County Community Unit School District No 187 Cahokia, 5.00%, 01/01/2038 (Callable 01/01/2034)	475,000	508,634
St Clair County Community Unit School District No 187 Cahokia, 5.00%, 01/01/2039 (Callable 01/01/2034)	590,000	626,811
St Clair County Community Unit School District No 187 Cahokia, 5.00%, 01/01/2040 (Callable 01/01/2034)	745,000	780,045
St Clair County Community Unit School District No 187 Cahokia, 5.00%, 01/01/2041 (Callable 01/01/2034)	645,000	672,217
St Clair County Community Unit School District No 187 Cahokia, 5.00%, 01/01/2042 (Callable 01/01/2034)	730,000	755,764
St Clair County Community Unit School District No 187 Cahokia, 5.00%, 01/01/2043 (Callable 01/01/2034)	2,145,000	2,196,711
5.00%, 01/01/2044 (Callable 01/01/2034)	1,305,000	1,325,655
5.00%, 01/01/2049 (Callable 01/01/2034)	3,035,000	3,090,660
St Clair County High School District No 201 Belleville, 4.00%, 02/01/2031 (Callable 02/01/2028)	1,475,000	1,493,860

	Par	Value
St Clair County School District No 118 Belleville, 5.50%, 12/01/2039 (Callable 12/01/2034)	$1,535,000	$1,657,218
State of Illinois
5.00%, 01/01/2029 (Callable 01/01/2026)	5,000	5,040
5.00%, 11/01/2038 (Callable 11/01/2026)	750,000	752,957
State of Illinois Sales Tax Revenue
4.00%, 06/15/2027 (Callable 06/15/2026)	2,370,000	2,382,327
5.00%, 06/15/2029 (Callable 06/15/2028)	1,000,000	1,049,695
4.00%, 06/15/2038 (Callable 06/15/2028)	2,500,000	2,387,894
Staunton Community Unit School District No 6, 5.00%, 12/01/2043 (Callable 12/01/2033)	1,000,000	1,025,228
Stephenson County School District No 145 Freeport
5.00%, 10/01/2041 (Callable 10/01/2033)	1,650,000	1,676,409
Stephenson County School District No 145 Freeport, 5.00%, 10/01/2042 (Callable 10/01/2033)	2,720,000	2,841,367
Stephenson County School District No 145 Freeport, 5.00%, 10/01/2043 (Callable 10/01/2033)	1,200,000	1,250,259
Taylorville Community Pleasure Driveway & Park District
5.00%, 12/01/2035 (Callable 12/01/2034)	125,000	134,708
5.00%, 12/01/2036 (Callable 12/01/2034)	290,000	309,486
5.00%, 12/01/2037 (Callable 12/01/2034)	260,000	275,293
5.00%, 12/01/2038 (Callable 12/01/2034)	375,000	393,682
5.00%, 12/01/2039 (Callable 12/01/2034)	145,000	150,620
Tazewell County School District No 51 Washington Central, 9.00%, 12/01/2026	1,060,000	1,150,345
Town of Cicero IL
4.00%, 01/01/2028	1,265,000	1,281,162
4.00%, 01/01/2029	815,000	823,832
Upper Illinois River Valley Development Authority
4.00%, 01/01/2031 (Callable 01/01/2027)(c)	230,000	222,914
5.00%, 01/01/2045 (Callable 01/01/2027)(c)	615,000	557,371

The accompanying notes are an integral part of these financial statements.

238

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Illinois - (Continued)
Village of Bradley IL
5.00%, 12/15/2036 (Callable 12/15/2033)	$400,000	$426,383
5.00%, 12/15/2037 (Callable 12/15/2033)	470,000	496,988
5.00%, 12/15/2038 (Callable 12/15/2033)	325,000	340,674
5.00%, 12/15/2042 (Callable 12/15/2033)	1,420,000	1,449,147
5.00%, 12/15/2043 (Callable 12/15/2033)	1,490,000	1,509,774
Village of Franklin Park IL, 4.00%, 07/01/2029 (Callable 08/01/2025)	450,000	449,912
Village of Hillside IL, 5.00%, 01/01/2030 (Callable 01/01/2027)	2,330,000	2,344,545
Village of Matteson IL, 4.00%, 12/01/2030	300,000	309,233
Village of McCook IL, 5.00%, 12/01/2027 (Callable 12/01/2026)	1,865,000	1,913,655
Village of Minooka IL, 2.54%, 12/01/2034 (Callable 12/01/2029)	220,000	183,163
Village of Pingree Grove IL, 4.00%, 12/15/2037 (Callable 12/15/2027)	580,000	563,364
Village of River Grove IL
4.00%, 12/15/2027 (Callable 12/15/2026)	135,000	136,751
4.00%, 12/15/2028 (Callable 12/15/2026)	205,000	207,416
4.00%, 12/15/2035 (Callable 12/15/2030)	250,000	247,591
4.00%, 12/15/2038 (Callable 12/15/2030)	795,000	750,044
Village of Romeoville IL
5.00%, 10/01/2035 (Callable 07/22/2025)	1,445,000	1,444,912
5.00%, 10/01/2042 (Callable 07/22/2025)	100,000	93,143
Village of Rosemont IL, 5.00%, 12/01/2042 (Callable 06/01/2030)	2,670,000	2,707,775
Village of Stone Park IL
5.00%, 02/01/2035 (Callable 02/01/2029)	300,000	312,837
5.00%, 02/01/2036 (Callable 02/01/2029)	225,000	233,607
4.00%, 02/01/2038 (Callable 02/01/2029)	150,000	144,674

	Par	Value
Village of Westchester IL
5.00%, 12/15/2039 (Callable 12/15/2034)	$900,000	$939,358
5.00%, 12/15/2040 (Callable 12/15/2034)	535,000	555,592
5.00%, 12/15/2041 (Callable 12/15/2034)	650,000	669,722
5.00%, 12/15/2042 (Callable 12/15/2034)	1,000,000	1,020,933
Village of Woodridge IL, 4.00%, 02/01/2036 (Callable 02/01/2030)	1,210,000	1,217,150
Western Illinois University, 4.00%, 04/01/2026	1,350,000	1,353,248
Whiteside & Lee Counties Community Unit School District No 5 Sterling
4.00%, 12/01/2028	535,000	551,842
4.00%, 12/01/2031 (Callable 12/01/2029)	630,000	648,061
4.00%, 12/01/2032 (Callable 12/01/2029)	500,000	511,096
4.00%, 12/01/2033 (Callable 12/01/2029)	685,000	697,166
Will County Community High School District No 210 Lincoln-Way
0.00%, 01/01/2027(e)	1,805,000	1,714,884
0.00%, 01/01/2028(e)	1,140,000	1,046,655
0.00%, 01/01/2032(e)	110,000	85,423
0.00%, 01/01/2033(e)	885,000	659,507
4.00%, 01/01/2034 (Callable 01/01/2029)	410,000	409,104
Will County Community High School District No. 210
0.00%, 01/01/2026(e)	265,000	260,121
0.00%, 01/01/2027(e)	415,000	394,281
Will County Community High School District No. 210, 0.00%, 01/01/2028(e)	760,000	697,590
0.00%, 01/01/2029(e)	145,000	127,882
Will County Community Unit School District No 201-U Crete-Monee
5.00%, 01/15/2030	540,000	580,862
5.00%, 01/15/2031	750,000	813,529
5.00%, 01/15/2032	595,000	650,470
4.00%, 01/01/2033 (Callable 01/01/2028)	745,000	750,902
4.00%, 01/01/2034 (Callable 01/01/2028)	785,000	790,129
4.00%, 01/01/2035 (Callable 01/01/2028)	480,000	481,662
5.00%, 01/15/2039 (Callable 01/15/2034)	595,000	621,765

The accompanying notes are an integral part of these financial statements.

239

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Illinois - (Continued)
5.00%, 01/15/2040 (Callable 01/15/2034)	$875,000	$904,591
5.00%, 01/15/2041 (Callable 01/15/2034)	635,000	652,205
5.00%, 01/15/2042 (Callable 01/15/2034)	670,000	683,748
5.00%, 01/15/2043 (Callable 01/15/2034)	720,000	731,529
Will County Community Unit School District No 209-U Wilmington
5.00%, 02/01/2030	250,000	269,424
5.00%, 02/01/2031	395,000	429,545
5.00%, 02/01/2032	400,000	438,478
5.00%, 02/01/2033	765,000	840,782
5.00%, 02/01/2034	410,000	451,739
Will County Community Unit School District No 365-U Valley View, 0.00%, 11/01/2025(e)	200,000	197,682
Will County School District No 114 Manhattan, 5.50%, 01/01/2049 (Callable 01/01/2033)	1,000,000	1,045,149
Winnebago-Boone Etc Counties Community College District No 511 Rock Valley Clg, 4.00%, 01/01/2035 (Callable 07/22/2025)(a)(d)	4,500,000	4,500,005
		480,495,603
Indiana - 3.5%
Aurora School Building Corp.
5.00%, 01/15/2036 (Callable 07/15/2033)	1,200,000	1,307,250
5.00%, 01/15/2038 (Callable 07/15/2033)	500,000	537,394
Avon Community School Building Corp.
5.00%, 07/15/2038 (Callable 01/15/2035)	2,350,000	2,534,821
5.50%, 01/15/2043 (Callable 07/15/2033)	1,510,000	1,613,697
Ball State University, 5.00%, 07/01/2035 (Callable 07/01/2028)	500,000	519,690
Bloomington Redevelopment District, 5.25%, 08/01/2036 (Callable 08/01/2029)	3,450,000	3,630,228
Blue River Valley School Building Corp., 5.25%, 01/15/2043 (Callable 07/15/2031)	650,000	670,101
Bluffton-Harrison Middle School Building Corp.
5.50%, 07/15/2040 (Callable 07/15/2031)	560,000	600,111

	Par	Value
5.50%, 01/15/2043 (Callable 07/15/2031)	$450,000	$472,265
Carmel Local Public Improvement Bond Bank
5.00%, 07/15/2032 (Callable 07/15/2026)	1,675,000	1,704,001
5.00%, 07/15/2034 (Callable 07/15/2026)	200,000	203,258
City of Carmel IN Waterworks Revenue
5.25%, 05/01/2047 (Callable 05/01/2032)	875,000	899,732
5.25%, 05/01/2051 (Callable 05/01/2032)	1,875,000	1,913,875
City of Elkhart IN Redevelopment District, 5.00%, 08/01/2030 (Callable 08/01/2025)	1,045,000	1,045,812
City of Indianapolis Department of Public Utilities Water System Revenue
5.00%, 10/01/2028 (Callable 10/01/2026)	200,000	204,797
5.00%, 10/01/2037 (Callable 10/01/2028)	1,120,000	1,155,788
City of La Porte IN Sewage Works Revenue, 3.75%, 09/01/2029 (Callable 09/01/2025)	6,000,000	5,941,293
City of La Porte IN Waterworks Revenue, 3.50%, 07/01/2029 (Callable 01/01/2026)	1,000,000	991,226
City of Mishawaka IN Sewage Works Revenue, 0.05%, 03/01/2043 (Callable 09/01/2033)	600,000	231,324
City of Rockport IN, 3.13%, 07/01/2025	2,750,000	2,750,000
Columbus Multi School Building Corp.
5.00%, 07/15/2042 (Callable 07/15/2034)	700,000	726,038
5.00%, 01/15/2044 (Callable 07/15/2034)	1,050,000	1,081,388
Concord Community Schools Building Corp., 5.00%, 01/15/2044 (Callable 07/15/2034)	1,250,000	1,302,393
Delphi Community School Corp., 4.00%, 01/15/2026	1,160,000	1,164,135
Evansville Waterworks District
5.00%, 07/01/2042 (Callable 01/01/2032)	900,000	917,768
5.00%, 07/01/2047 (Callable 01/01/2032)	2,150,000	2,154,791
Fishers Town Hall Building Corp.
5.50%, 07/15/2038 (Callable 07/15/2032)	1,000,000	1,095,045

The accompanying notes are an integral part of these financial statements.

240

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Indiana - (Continued)
5.50%, 01/15/2042 (Callable 07/15/2032)	$970,000	$1,044,723
5.63%, 07/15/2053 (Callable 01/15/2034)	2,500,000	2,701,912
Greater Clark Building Corp.
6.00%, 07/15/2034 (Callable 07/15/2032)	1,120,000	1,301,483
6.00%, 07/15/2036 (Callable 07/15/2033)	500,000	582,461
6.00%, 07/15/2038 (Callable 07/15/2033)	250,000	286,671
6.00%, 07/15/2039 (Callable 07/15/2033)	525,000	597,296
Greater Clark Building Corp., 6.00%, 07/15/2040 (Callable 07/15/2033)	1,150,000	1,296,936
Greater Clark Building Corp., 6.00%, 07/15/2041 (Callable 07/15/2033)	1,650,000	1,844,604
6.00%, 01/15/2042 (Callable 07/15/2032)	1,110,000	1,217,579
6.00%, 01/15/2043 (Callable 07/15/2033)	1,120,000	1,235,172
Hamilton Southeastern Consolidated School Building Corp.
5.00%, 07/15/2037 (Callable 07/15/2035)	1,270,000	1,388,216
5.00%, 07/15/2038 (Callable 07/15/2035)	1,365,000	1,473,423
5.00%, 07/15/2039 (Callable 07/15/2035)	955,000	1,023,419
Hammond Local Public Improvement Bond Bank
4.63%, 01/15/2033 (Callable 07/15/2028)(c)	2,000,000	1,991,291
4.50%, 07/15/2037 (Callable 07/15/2030)	455,000	449,001
5.00%, 01/15/2043 (Callable 07/15/2030)	2,315,000	2,276,997
Hammond Multi-School Building Corp.
4.50%, 07/15/2026 (Callable 08/01/2025)	625,000	625,772
5.00%, 07/15/2034 (Callable 01/15/2028)	2,000,000	2,072,081
5.00%, 07/15/2038 (Callable 01/15/2028)	3,105,000	3,171,621
Hammond Sanitary District, 5.00%, 07/15/2026	610,000	623,332
Indiana Finance Authority
5.00%, 07/01/2027	1,445,000	1,483,236
5.00%, 09/01/2027	1,595,000	1,632,611
5.00%, 10/01/2027	245,000	246,611
5.00%, 07/01/2028	1,515,000	1,571,058

	Par	Value
5.00%, 09/01/2028	$1,675,000	$1,727,985
5.00%, 10/01/2028 (Callable 10/01/2027)	1,000,000	1,004,181
5.00%, 10/01/2029	220,000	221,183
5.25%, 02/01/2030 (Callable 08/01/2025)	525,000	525,908
2.50%, 11/01/2030	2,825,000	2,645,322
5.00%, 10/01/2031	250,000	249,293
5.00%, 10/01/2033 (Callable 10/01/2031)	230,000	225,291
4.75%, 06/01/2036 (Callable 12/01/2033)	3,005,000	3,021,834
4.00%, 10/01/2052 (Callable 04/01/2032)	2,500,000	2,213,488
5.00%, 10/01/2063 (Callable 10/01/2030)(a)	4,000,000	4,354,822
Indiana Housing & Community Development Authority, 5.00%, 07/01/2053 (Callable 01/01/2032)	4,010,000	4,141,740
Indianapolis Local Public Improvement Bond Bank
5.00%, 01/01/2029(b)	2,450,000	2,450,000
5.25%, 01/01/2039 (Callable 01/01/2032)(b)	2,275,000	2,366,070
6.00%, 02/01/2042 (Callable 02/01/2033)	2,000,000	2,229,667
6.00%, 02/01/2043 (Callable 02/01/2033)	1,500,000	1,666,208
5.25%, 03/01/2043 (Callable 03/01/2033)	1,750,000	1,843,102
6.00%, 02/01/2048 (Callable 02/01/2033)	6,000,000	6,579,340
5.00%, 02/01/2049 (Callable 02/01/2034)	2,000,000	2,045,303
IPS Multi-School Building Corp., 5.25%, 07/15/2041 (Callable 07/15/2031)	3,850,000	4,023,551
5.25%, 07/15/2042 (Callable 07/15/2031)	1,640,000	1,708,090
4.25%, 07/15/2043 (Callable 07/15/2031)	500,000	473,683
5.00%, 07/15/2043 (Callable 07/15/2033)	2,875,000	2,954,762
5.25%, 07/15/2043 (Callable 01/15/2032)	1,500,000	1,559,366
Jennings County School Building Corp., 2.75%, 07/15/2026 (Callable 08/01/2025)	895,000	892,732
Mount Vernon of Hancock County Multi-School Building Corp.
5.50%, 07/15/2032 (Callable 07/15/2031)	700,000	783,051
5.50%, 07/15/2034 (Callable 07/15/2031)	200,000	221,104
5.50%, 07/15/2035 (Callable 07/15/2031)	400,000	439,053

The accompanying notes are an integral part of these financial statements.

241

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Indiana - (Continued)
5.50%, 07/15/2036 (Callable 07/15/2031)	$750,000	$817,453
5.50%, 07/15/2038 (Callable 07/15/2031)	1,150,000	1,239,135
5.50%, 07/15/2039 (Callable 07/15/2031)	1,655,000	1,770,398
5.50%, 07/15/2040 (Callable 07/15/2031)	2,500,000	2,664,520
5.50%, 01/15/2042 (Callable 07/15/2031)	2,650,000	2,796,869
Muncie Community School Corp., 3.25%, 01/15/2026	2,095,000	2,093,262
Noblesville Community Development Corp., 5.00%, 08/01/2037 (Callable 02/01/2034)	3,475,000	3,723,076
Noblesville High School Building Corp.
6.00%, 07/15/2040 (Callable 07/15/2033)	625,000	708,056
6.00%, 01/15/2043 (Callable 07/15/2033)	1,750,000	1,946,189
North Putnam Middle School Building Corp./IN, 5.00%, 01/15/2044 (Callable 07/15/2034)	1,190,000	1,224,686
Northwestern School Building Corp.
6.00%, 07/15/2038 (Callable 07/15/2031)	1,600,000	1,780,124
6.00%, 07/15/2041 (Callable 07/15/2031)	900,000	980,490
Penn High School Building Corp., 5.00%, 01/15/2044 (Callable 07/15/2032)	515,000	530,945
Plainfield Redevelopment Authority, 5.00%, 02/01/2027	500,000	511,878
Richland-Bean Blossom 2000 School Building Corp., 5.00%, 07/15/2040 (Callable 07/15/2031)	250,000	260,262
Richmond Hospital Authority, 5.00%, 01/01/2026 (Callable 08/01/2025)	595,000	595,802
Salem Elementary School Building Corp./IN, 5.00%, 01/15/2036 (Callable 07/15/2031)	1,005,000	1,064,237
Shelby Eastern Multi-School Building Corp., 5.25%, 01/15/2043 (Callable 07/15/2031)	1,000,000	1,041,765
South Montgomery Community School Corp.
5.00%, 07/15/2025	335,000	335,131
5.00%, 01/15/2026	250,000	251,601

	Par	Value
Taylor Community School Building Corp., 0.00%, 07/15/2029 (Callable 08/01/2025)(e)	$360,000	$308,181
Tippecanoe County School Building Corp.
6.00%, 07/15/2039 (Callable 07/15/2033)	1,000,000	1,144,364
6.00%, 01/15/2043 (Callable 07/15/2033)	1,000,000	1,113,544
Tri-Creek 2002 High School Building Corp., 4.00%, 07/15/2039 (Callable 07/15/2028)	345,000	340,644
Western School Building Corp.
5.00%, 07/15/2040 (Callable 07/15/2032)	1,385,000	1,456,490
5.00%, 07/15/2042 (Callable 07/15/2032)	465,000	479,043
5.00%, 01/15/2044 (Callable 07/15/2032)	1,000,000	1,021,274
Westfield High School Building Corp.
5.00%, 01/15/2029 (Callable 01/15/2026)	250,000	253,225
5.00%, 01/15/2030 (Callable 01/15/2026)	300,000	303,789
Westfield-Washington Multi-School Building Corp.
5.50%, 07/15/2040 (Callable 07/15/2031)	945,000	1,011,862
5.50%, 01/15/2043 (Callable 07/15/2031)	565,000	594,966
5.25%, 07/15/2043 (Callable 07/15/2034)	4,250,000	4,477,006
Wheeler-Union Township School Building Corp., 5.00%, 01/15/2042 (Callable 07/15/2030)	1,225,000	1,250,436
		162,162,559
Iowa - 1.5%
Ballard Community School District, 4.00%, 06/01/2042 (Callable 06/01/2032)	1,150,000	1,016,627
City of Ames IA, 4.00%, 06/15/2035 (Callable 06/15/2026)	1,510,000	1,494,428
City of Bondurant IA
5.00%, 06/01/2029	1,045,000	1,107,285
5.00%, 06/01/2030	1,050,000	1,122,506
5.00%, 06/01/2031	1,065,000	1,146,257
5.00%, 06/01/2032	1,000,000	1,081,617
5.00%, 06/01/2033	1,495,000	1,622,132
5.25%, 06/01/2034 (Callable 06/01/2033)	1,595,000	1,741,915
5.25%, 06/01/2035 (Callable 06/01/2033)	1,775,000	1,923,564

The accompanying notes are an integral part of these financial statements.

242

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Iowa - (Continued)
5.25%, 06/01/2036 (Callable 06/01/2033)	$1,890,000	$2,031,500
5.25%, 06/01/2037 (Callable 06/01/2033)	1,990,000	2,125,981
5.25%, 06/01/2038 (Callable 06/01/2033)	1,085,000	1,148,839
City of Coralville IA
4.00%, 05/01/2030 (Callable 05/01/2029)	1,000,000	975,448
4.50%, 06/01/2032 (Callable 08/01/2025)	3,915,000	3,811,311
3.00%, 05/01/2033 (Callable 05/01/2029)	1,000,000	895,064
5.00%, 05/01/2035 (Callable 05/01/2031)	650,000	688,965
5.00%, 05/01/2036 (Callable 05/01/2031)	685,000	721,119
5.00%, 05/01/2037 (Callable 05/01/2031)	725,000	758,779
5.00%, 06/01/2041 (Callable 06/01/2030)	555,000	559,029
5.00%, 05/01/2042 (Callable 05/01/2030)	1,500,000	1,513,616
5.00%, 06/01/2042 (Callable 06/01/2030)	585,000	586,623
5.00%, 06/01/2043 (Callable 06/01/2030)	515,000	515,265
5.00%, 06/01/2044 (Callable 06/01/2030)	585,000	584,566
City of Le Mars IA Water Revenue
5.00%, 06/01/2035 (Callable 06/01/2033)	1,030,000	1,117,124
5.00%, 06/01/2036 (Callable 06/01/2033)	1,295,000	1,392,001
5.00%, 06/01/2037 (Callable 06/01/2033)	1,360,000	1,450,046
5.00%, 06/01/2042 (Callable 06/01/2033)	1,615,000	1,656,710
College Community School District Infrastructure Sales Services & Use Tax, 4.00%, 06/01/2033 (Callable 06/01/2030)	1,820,000	1,858,675
County of Polk IA, 5.25%, 06/01/2041 (Callable 06/01/2033)(b)	1,025,000	1,063,720
Crawford County Memorial Hospital, Inc., 5.00%, 06/15/2027 (Callable 12/15/2026)	2,000,000	2,024,580
Iowa City Community School District, 5.00%, 06/01/2029 (Callable 06/01/2027)	1,180,000	1,209,163
Iowa Finance Authority
7.50%, 01/01/2032 (Callable 01/01/2030)(c)	2,500,000	2,314,545

	Par	Value
3.50%, 01/01/2047 (Callable 07/01/2026)	$510,000	$509,075
4.00%, 07/01/2047 (Callable 07/01/2028)	920,000	927,573
5.00%, 01/01/2049 (Callable 07/01/2033)	2,035,000	2,027,952
Iowa Higher Education Loan Authority
3.00%, 04/01/2029	870,000	846,570
5.00%, 10/01/2029	1,160,000	1,236,858
3.00%, 04/01/2030	650,000	625,948
3.00%, 04/01/2031	525,000	499,726
5.00%, 10/01/2034 (Callable 10/01/2030)	300,000	315,357
5.00%, 10/01/2035 (Callable 10/01/2030)	360,000	376,207
5.00%, 10/01/2036 (Callable 10/01/2030)	365,000	379,407
5.00%, 12/01/2041 (Callable 12/01/2026)	2,000,000	2,029,877
4.75%, 10/01/2042 (Callable 10/01/2030)	750,000	737,340
Jesup Community School District Infrastructure Sales Services & Use Tax, 4.00%, 07/01/2039 (Callable 07/01/2033)	545,000	518,874
PEFA, Inc., 5.00%, 09/01/2049 (Callable 06/01/2026)(a)	14,345,000	14,520,049
Southern Iowa Rural Water Association, 3.00%, 12/01/2032 (Callable 12/01/2028)	1,030,000	977,678
Xenia Rural Water District, 5.00%, 12/01/2028 (Callable 12/01/2026)	500,000	510,839
		70,298,330
Kansas - 0.6%
City of Goddard KS
4.00%, 12/01/2025 (Callable 08/01/2025)	285,000	285,123
3.50%, 06/01/2034 (Callable 07/22/2025)	1,420,000	1,353,676
City of Haysville KS, 4.25%, 10/01/2025 (Callable 08/01/2025)	615,000	615,359
City of Manhattan KS, 4.00%, 06/01/2027 (Callable 07/22/2025)	100,000	100,033
City of Osawatomie KS, 3.75%, 03/01/2027 (Callable 08/01/2025)	3,750,000	3,750,714
City of Wichita KS
5.00%, 12/01/2031 (Callable 12/01/2025)(b)	1,000,000	1,006,672
5.00%, 12/01/2032 (Callable 12/01/2025)(b)	2,055,000	2,068,369

The accompanying notes are an integral part of these financial statements.

243

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Kansas - (Continued)
4.00%, 09/01/2038 (Callable 09/01/2027)	$885,000	$824,823
Johnson & Miami Counties Unified School District No 230 Spring Hills
6.00%, 09/01/2040 (Callable 09/01/2035)	2,600,000	2,986,022
6.00%, 09/01/2043 (Callable 09/01/2035)	1,600,000	1,793,094
6.00%, 09/01/2045 (Callable 09/01/2035)	1,350,000	1,500,478
Kansas Power Pool
4.00%, 12/01/2038 (Callable 12/01/2029)	700,000	664,641
4.00%, 12/01/2040 (Callable 12/01/2029)	1,095,000	1,003,481
Leavenworth County Unified School District No 469, 4.00%, 09/01/2026	800,000	805,979
Sedgwick County Unified School District No 262 Valley Center, 4.50%, 09/01/2043 (Callable 09/01/2031)	850,000	851,668
Wabaunsee County Unified School District No 330 Mission Valley
5.50%, 09/01/2042 (Callable 09/01/2031)	750,000	791,320
5.50%, 09/01/2047 (Callable 09/01/2031)	750,000	780,019
Wyandotte County-Kansas City Unified Government Utility System Revenue
5.00%, 09/01/2036 (Callable 09/01/2026)	4,980,000	5,049,118
5.00%, 09/01/2044 (Callable 07/27/2025)	1,740,000	1,730,942
		27,961,531
Kentucky - 1.2%
City of Ashland KY, 4.00%, 02/01/2036 (Callable 02/01/2026)	1,000,000	966,827
City of Newport KY, 2.00%, 02/01/2038 (Callable 02/01/2029)	620,000	447,301
City of Versailles KY, 3.00%, 08/15/2026 (Callable 08/01/2025)	3,000,000	2,986,247
County of Carroll KY, 3.38%, 02/01/2026 (Callable 07/22/2025)(b)	2,000,000	1,990,561
County of Leslie KY, 4.00%, 02/01/2052 (Callable 02/01/2030)	1,485,000	1,253,561

	Par	Value
Kentucky Association of Counties Finance Corp., 3.00%, 02/01/2038 (Callable 02/01/2029)	$1,210,000	$1,004,840
Kentucky Economic Development Finance Authority
0.00%, 10/01/2025(e)	785,000	776,730
0.00%, 10/01/2026(e)	835,000	794,138
0.00%, 10/01/2027(e)	870,000	794,961
0.00%, 10/01/2028(e)	1,040,000	910,431
5.00%, 07/01/2033 (Callable 08/01/2025)	1,295,000	1,295,977
Kentucky Housing Corp., 5.00%, 09/01/2043 (Callable 03/01/2026)(a)	3,000,000	3,036,881
Kentucky Municipal Power Agency
5.00%, 09/01/2033 (Callable 09/01/2028)	1,160,000	1,199,177
5.00%, 09/01/2042 (Callable 09/01/2025)	2,000,000	2,001,465
Kentucky Public Energy Authority
4.00%, 08/01/2027	570,000	575,576
4.00%, 12/01/2050 (Callable 03/01/2026)(a)	5,575,000	5,597,814
5.25%, 06/01/2055 (Callable 09/01/2029)(a)	13,000,000	13,743,023
Kentucky State Property & Building Commission, 5.00%, 04/01/2037 (Callable 04/01/2027)	2,500,000	2,547,258
Kentucky State University
4.00%, 11/01/2033 (Callable 11/01/2031)	260,000	267,287
4.00%, 11/01/2035 (Callable 11/01/2031)	270,000	273,912
4.00%, 11/01/2038 (Callable 11/01/2031)	325,000	319,005
Lexington-Fayette Urban County Airport Board
5.00%, 07/01/2043 (Callable 07/01/2033)	570,000	581,590
5.25%, 07/01/2048 (Callable 07/01/2033)	525,000	539,761
Logan County School District Finance Corp., 5.00%, 09/01/2036 (Callable 09/01/2033)	1,000,000	1,063,651
Louisville/Jefferson County Metropolitan Government
2.00%, 10/01/2033 (Callable 04/01/2031)	475,000	394,626
5.00%, 10/01/2047 (Callable 07/01/2026)(a)	1,500,000	1,531,002
Morgan County School District Finance Corp., 3.00%, 08/01/2032 (Callable 08/01/2027)	500,000	475,448

The accompanying notes are an integral part of these financial statements.

244

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Kentucky - (Continued)
Paducah Electric Plant Board, 5.00%, 10/01/2032 (Callable 10/01/2026)	$1,000,000	$1,020,398
Paducah Independent School District Finance Corp., 3.50%, 09/01/2033 (Callable 09/01/2026)	300,000	297,391
Pineville Independent School District Finance Corp., 4.00%, 05/01/2036 (Callable 05/01/2032)	180,000	182,159
University of Louisville, 4.50%, 03/01/2036 (Callable 09/01/2026)	4,000,000	4,016,100
		52,885,098
Louisiana - 1.0%
City of Pineville LA Utilities Revenue
4.00%, 05/01/2034 (Callable 05/01/2032)	400,000	408,412
4.00%, 05/01/2037 (Callable 05/01/2032)	325,000	324,625
City of Ruston LA
5.00%, 09/01/2028	200,000	210,968
5.00%, 09/01/2029	250,000	266,933
5.00%, 09/01/2030	275,000	296,541
5.00%, 09/01/2031	300,000	325,462
5.00%, 09/01/2032	300,000	326,150
5.00%, 09/01/2033	330,000	359,148
5.00%, 09/01/2034	260,000	283,131
5.00%, 09/01/2036 (Callable 09/01/2034)	585,000	627,509
5.00%, 09/01/2041 (Callable 09/01/2034)	1,000,000	1,026,409
5.00%, 09/01/2044 (Callable 09/01/2034)	500,000	507,613
City of Shreveport LA
5.00%, 08/01/2027	1,630,000	1,692,342
5.25%, 03/01/2037 (Callable 03/01/2035)	500,000	542,797
5.25%, 03/01/2038 (Callable 03/01/2035)	400,000	430,244
5.25%, 03/01/2039 (Callable 03/01/2035)	500,000	533,970
5.00%, 03/01/2041 (Callable 03/01/2035)	820,000	840,669
5.00%, 03/01/2044 (Callable 03/01/2035)	1,000,000	1,004,355
City of Shreveport LA Water & Sewer Revenue
4.00%, 12/01/2034 (Callable 12/01/2028)	1,225,000	1,219,310
5.00%, 12/01/2036 (Callable 12/01/2027)	525,000	534,393

	Par	Value
East Baton Rouge Sewerage Commission, 1.30%, 02/01/2041 (Callable 08/01/2027)(a)	$655,000	$607,204
Ernest N Morial New Orleans Exhibition Hall Authority, 5.00%, 07/15/2037 (Callable 07/15/2033)	2,875,000	3,107,490
Louisiana Housing Corp.
4.00%, 01/01/2043 (Callable 07/01/2026)(a)	4,500,000	4,537,654
5.00%, 07/01/2046 (Callable 02/01/2026)(a)	3,024,000	3,056,769
4.50%, 12/01/2047 (Callable 12/01/2027)	80,000	80,693
Louisiana Local Government Environmental Facilities & Community Development Auth
4.25%, 04/01/2043 (Callable 04/01/2033)	100,000	95,502
5.00%, 10/01/2043 (Callable 10/01/2033)	550,000	559,134
5.00%, 04/01/2048 (Callable 04/01/2033)	800,000	812,097
5.13%, 10/01/2048 (Callable 10/01/2033)	700,000	709,901
4.50%, 04/01/2053 (Callable 04/01/2033)	350,000	326,574
5.00%, 04/01/2053 (Callable 04/01/2033)	800,000	802,684
Louisiana Public Facilities Authority
5.25%, 10/01/2031	2,280,000	2,437,613
5.00%, 05/15/2033 (Callable 05/15/2027)	2,000,000	2,044,058
5.00%, 12/15/2034 (Callable 12/15/2032)(c)	2,110,000	2,124,408
Louisiana State University & Agricultural & Mechanical College, 5.00%, 07/01/2028 (Callable 07/01/2026)	4,200,000	4,276,191
Morehouse Parish Hospital Service District No 1, 4.00%, 10/01/2028 (Callable 10/01/2027)	660,000	646,128
New Orleans Aviation Board
5.00%, 01/01/2033 (Callable 01/01/2028)	2,000,000	2,071,496
5.00%, 10/01/2043 (Callable 10/01/2028)	1,000,000	1,006,607
Parish of St John the Baptist LA
5.00%, 03/01/2031 (Callable 03/01/2029)	385,000	410,247
5.00%, 03/01/2032 (Callable 03/01/2029)	500,000	530,268
Parish of Terrebonne LA Sales & Use Tax Revenue, 0.00%, 04/01/2034(e)	815,000	578,478

The accompanying notes are an integral part of these financial statements.

245

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Louisiana - (Continued)
St Tammany Parish Hospital Service District No 1
5.00%, 07/01/2036 (Callable 07/01/2028)	$1,745,000	$1,782,482
5.00%, 07/01/2038 (Callable 07/01/2028)	855,000	865,118
Tangipahoa Parish School Board Sales & Use Tax Revenue, 4.00%, 03/01/2041 (Callable 03/01/2031)	500,000	468,211
		45,697,988
Maine - 0.3%
City of Lewiston ME, 1.63%, 02/15/2036 (Callable 02/15/2028)	1,435,000	1,048,379
Finance Authority of Maine, 5.00%, 12/01/2034 (Callable 06/01/2034)(b)	1,355,000	1,410,852
Maine Health & Higher Educational Facilities Authority
4.00%, 07/01/2037 (Callable 07/01/2029)	255,000	250,862
5.00%, 07/01/2038 (Callable 07/01/2030)	1,530,000	1,580,307
Maine State Housing Authority
3.63%, 11/15/2039 (Callable 08/01/2025)	2,255,000	2,030,891
3.50%, 11/15/2047 (Callable 11/15/2026)	115,000	114,693
4.00%, 11/15/2049 (Callable 05/15/2028)	135,000	135,421
4.00%, 11/15/2050 (Callable 05/15/2029)	450,000	452,591
Maine State Housing Authority, 5.00%, 11/15/2052 (Callable 11/15/2031)	3,980,000	4,115,031
6.25%, 11/15/2055 (Callable 11/15/2033)	2,830,000	3,134,036
		14,273,063
Maryland - 0.5%
City of Baltimore MD, 5.00%, 10/15/2034 (Callable 10/15/2027)	2,000,000	2,067,894
County of Anne Arundel MD, 5.00%, 07/01/2034	325,000	359,757
County of Baltimore MD, 4.00%, 09/01/2036 (Callable 09/01/2031)	135,000	135,259
Howard County Housing Commission
4.13%, 12/01/2043 (Callable 12/01/2033)	1,320,000	1,191,475
5.00%, 12/01/2043 (Callable 12/01/2033)	2,500,000	2,505,150

	Par	Value
Maryland Community Development Administration
2.70%, 09/01/2034 (Callable 03/01/2029)	$2,000,000	$1,753,562
3.50%, 03/01/2050 (Callable 03/01/2029)	590,000	588,229
5.00%, 09/01/2052 (Callable 03/01/2031)	6,210,000	6,420,715
Maryland Economic Development Corp., 5.00%, 10/01/2045 (Callable 10/01/2034)	2,500,000	2,503,224
Maryland Health & Higher Educational Facilities Authority
5.00%, 01/01/2028	300,000	311,169
5.00%, 07/01/2028	370,000	388,067
4.00%, 01/01/2029	980,000	995,090
5.00%, 01/01/2029	290,000	303,935
5.00%, 01/01/2030	185,000	195,336
Montgomery County Housing Opportunities Commission, 5.00%, 01/01/2043 (Callable 01/01/2034)	1,000,000	1,027,523
Washington Suburban Sanitary Commission, 5.00%, 06/01/2038 (Callable 06/01/2026)	2,000,000	2,018,460
		22,764,845
Massachusetts - 0.7%
Commonwealth of Massachusetts
4.00%, 04/01/2042 (Callable 08/01/2025)	30,000	28,272
5.25%, 04/01/2047 (Callable 04/01/2027)	2,380,000	2,408,050
Massachusetts Bay Transportation Authority Sales Tax Revenue, 0.00%, 07/01/2030 (Callable 07/01/2026)(e)	5,800,000	4,902,504
Massachusetts Development Finance Agency
5.00%, 01/01/2031 (Callable 01/01/2027)	475,000	484,143
5.00%, 07/01/2035 (Callable 07/01/2026)	3,000,000	3,035,491
5.00%, 07/01/2036 (Callable 07/01/2026)	1,050,000	1,058,049
5.00%, 07/01/2041 (Callable 07/01/2026)	1,350,000	1,350,134
Massachusetts Educational Financing Authority, 5.00%, 01/01/2026 (Callable 07/12/2025)(b)	2,000,000	2,004,968
Massachusetts Housing Finance Agency
3.30%, 12/01/2026 (Callable 07/22/2025)	1,000,000	1,000,034
3.35%, 06/01/2027 (Callable 12/01/2025)	2,600,000	2,603,270

The accompanying notes are an integral part of these financial statements.

246

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Massachusetts - (Continued)
4.00%, 12/01/2028 (Callable 07/22/2025)	$725,000	$724,990
3.50%, 06/01/2042 (Callable 08/01/2025)	370,000	369,624
4.50%, 12/01/2048 (Callable 12/01/2027)	645,000	650,222
4.00%, 06/01/2049 (Callable 12/01/2028)	415,000	416,968
5.00%, 06/01/2050 (Callable 06/01/2032)	1,600,000	1,657,198
3.90%, 12/01/2050 (Callable 12/01/2028)(a)	3,200,000	3,226,107
Massachusetts Port Authority, 5.00%, 07/01/2036 (Callable 07/01/2029)(b)	1,125,000	1,151,037
University of Massachusetts Building Authority, 5.25%, 11/01/2042 (Callable 11/01/2027)	2,875,000	2,930,223
		30,001,284
Michigan - 3.2%
Allegan Public School District
5.00%, 05/01/2035 (Callable 05/01/2033)	900,000	996,750
5.00%, 05/01/2036 (Callable 05/01/2033)	935,000	1,025,627
5.00%, 05/01/2037 (Callable 05/01/2033)	725,000	787,832
5.00%, 05/01/2038 (Callable 05/01/2033)	1,025,000	1,102,381
5.00%, 05/01/2039 (Callable 05/01/2033)	1,075,000	1,147,476
Berkley School District
5.00%, 05/01/2040 (Callable 05/01/2034)	335,000	359,693
5.00%, 05/01/2041 (Callable 05/01/2034)	760,000	804,331
5.00%, 05/01/2042 (Callable 05/01/2034)	1,000,000	1,051,087
5.00%, 05/01/2043 (Callable 05/01/2034)	1,425,000	1,488,814
5.00%, 05/01/2044 (Callable 05/01/2034)	1,525,000	1,588,715
5.25%, 05/01/2044 (Callable 05/01/2033)	875,000	922,434
5.00%, 05/01/2046 (Callable 05/01/2034)	3,870,000	4,008,034
5.25%, 05/01/2048 (Callable 05/01/2033)	700,000	730,004
City of Albion MI Water Supply System Revenue, 5.50%, 04/01/2045 (Callable 04/01/2035)	600,000	626,822

	Par	Value
City of Detroit MI
5.25%, 05/01/2028	$275,000	$288,751
5.25%, 05/01/2029	685,000	728,876
5.25%, 05/01/2030	680,000	731,810
5.25%, 05/01/2031	575,000	625,087
5.25%, 05/01/2032	600,000	656,528
5.25%, 05/01/2033	550,000	604,320
6.00%, 05/01/2039 (Callable 05/01/2033)	500,000	553,576
Clio Area School District
4.00%, 05/01/2038 (Callable 05/01/2032)	635,000	631,022
4.00%, 05/01/2040 (Callable 05/01/2032)	885,000	869,358
Coopersville Area Public Schools
4.00%, 05/01/2039 (Callable 05/01/2032)	300,000	290,973
4.50%, 05/01/2041 (Callable 05/01/2032)	310,000	312,277
Eastern Michigan University, 4.00%, 03/01/2034 (Callable 03/01/2027)	985,000	988,037
Flat Rock Community School District
5.00%, 05/01/2036 (Callable 05/01/2032)	670,000	730,159
5.00%, 05/01/2037 (Callable 05/01/2032)	725,000	783,049
5.00%, 05/01/2038 (Callable 05/01/2032)	575,000	613,918
5.00%, 05/01/2039 (Callable 05/01/2032)	805,000	850,772
5.00%, 05/01/2041 (Callable 05/01/2032)	1,385,000	1,439,144
5.00%, 05/01/2044 (Callable 05/01/2032)	1,485,000	1,522,670
Fraser Public School District, 5.00%, 05/01/2048 (Callable 05/01/2033)	1,000,000	1,016,043
Great Lakes Water Authority Sewage Disposal System Revenue, 5.00%, 07/01/2036 (Callable 07/01/2026)	5,000,000	5,048,819
Great Lakes Water Authority Water Supply System Revenue
5.00%, 07/01/2045 (Callable 07/01/2030)	1,740,000	1,772,907
5.00%, 07/01/2046 (Callable 07/01/2026)	2,000,000	1,988,252
Jenison Public Schools
5.00%, 05/01/2042 (Callable 05/01/2034)	225,000	236,157
5.00%, 05/01/2043 (Callable 05/01/2034)	385,000	401,668
5.00%, 05/01/2044 (Callable 05/01/2034)	250,000	259,704

The accompanying notes are an integral part of these financial statements.

247

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Michigan - (Continued)
5.00%, 05/01/2046 (Callable 05/01/2034)	$425,000	$437,037
5.00%, 05/01/2049 (Callable 05/01/2034)	525,000	534,942
L’Anse CreusePublic Schools
5.00%, 05/01/2043 (Callable 05/01/2035)	855,000	900,064
5.00%, 05/01/2044 (Callable 05/01/2035)	1,300,000	1,361,230
Michigan Finance Authority
5.00%, 07/01/2025	1,000,000	1,000,000
5.00%, 11/01/2025	885,000	888,809
5.25%, 02/01/2027	1,050,000	1,062,096
5.00%, 11/01/2028	1,025,000	1,062,585
4.00%, 02/01/2029 (Callable 02/01/2027)	840,000	834,944
5.00%, 09/01/2029	400,000	405,413
5.00%, 09/01/2030 (Callable 03/01/2030)	440,000	445,017
5.00%, 08/31/2031	1,000,000	1,075,222
5.25%, 02/01/2032 (Callable 02/01/2027)	590,000	595,401
5.00%, 05/15/2034 (Callable 08/01/2025)	2,500,000	2,501,427
5.00%, 07/01/2034 (Callable 08/01/2025)	2,000,000	2,002,947
5.00%, 12/01/2035 (Callable 12/01/2027)	1,000,000	1,027,464
5.00%, 12/01/2037 (Callable 12/01/2027)	8,245,000	8,404,631
5.25%, 02/29/2040 (Callable 02/28/2034)	500,000	525,346
5.25%, 02/28/2041 (Callable 02/28/2034)	500,000	520,115
5.00%, 11/15/2041 (Callable 11/15/2026)	1,500,000	1,500,404
5.25%, 02/28/2042 (Callable 02/28/2034)	500,000	516,638
5.00%, 07/01/2044 (Callable 08/01/2025)	3,910,000	3,910,617
5.00%, 11/01/2044 (Callable 11/01/2025)	2,000,000	1,990,161
5.00%, 11/15/2044 (Callable 05/16/2026)(a)	4,950,000	5,046,373
Michigan State Building Authority, 5.00%, 10/15/2033 (Callable 10/15/2026)	1,245,000	1,270,765
Michigan State Housing Development Authority
3.35%, 09/01/2027 (Callable 09/01/2026)(a)	561,000	562,499
3.35%, 09/01/2027 (Callable 09/01/2026)(a)	425,000	426,136

	Par	Value
3.63%, 10/01/2029 (Callable 10/01/2025)	$1,500,000	$1,499,039
3.70%, 04/01/2030 (Callable 04/01/2026)	6,250,000	6,241,787
3.25%, 10/01/2037 (Callable 10/01/2025)	1,745,000	1,535,375
3.80%, 07/01/2041 (Callable 07/01/2026)(a)	2,250,000	2,257,460
4.25%, 06/01/2049 (Callable 12/01/2027)	610,000	614,025
4.25%, 12/01/2049 (Callable 06/01/2028)	655,000	660,961
4.65%, 12/01/2049 (Callable 06/01/2033)	2,200,000	2,109,168
3.50%, 12/01/2050 (Callable 06/01/2029)	2,580,000	2,568,807
5.00%, 06/01/2053 (Callable 12/01/2031)	2,110,000	2,192,494
5.50%, 06/01/2053 (Callable 12/01/2031)	1,975,000	2,081,997
5.75%, 06/01/2054 (Callable 12/01/2032)	4,450,000	4,755,844
6.00%, 06/01/2054 (Callable 06/01/2033)	6,190,000	6,687,967
6.25%, 12/01/2055 (Callable 12/01/2033)	2,750,000	3,038,914
Michigan State University, 5.00%, 02/15/2044 (Callable 02/15/2029)	325,000	328,551
Oakland University, 5.00%, 07/01/2031 (Callable 01/01/2026)	3,700,000	3,703,194
Pinckney Community Schools, 5.00%, 05/01/2035 (Callable 05/01/2026)	1,500,000	1,521,686
Potterville Public Schools
5.00%, 05/01/2040 (Callable 05/01/2035)	935,000	1,005,730
5.00%, 05/01/2041 (Callable 05/01/2035)	985,000	1,049,187
5.00%, 05/01/2043 (Callable 05/01/2035)	830,000	871,033
Rochester Community School District, 5.00%, 05/01/2035 (Callable 05/01/2026)	550,000	558,634
Rockford Public Schools
5.00%, 05/01/2036 (Callable 05/01/2033)	1,000,000	1,096,928
5.00%, 05/01/2037 (Callable 05/01/2033)	800,000	869,332
5.00%, 05/01/2040 (Callable 05/01/2033)	1,230,000	1,304,269
Romeo Community School District, 5.00%, 05/01/2029 (Callable 05/01/2026)	1,000,000	1,017,274

The accompanying notes are an integral part of these financial statements.

248

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Michigan - (Continued)
Swartz Creek Community Schools, 5.00%, 05/01/2039 (Callable 05/01/2029)	$815,000	$843,452
Thornapple Kellogg School District, 5.00%, 05/01/2036 (Callable 05/01/2033)	1,320,000	1,429,474
Van Dyke Public Schools, 5.25%, 05/01/2045 (Callable 05/01/2035)	2,600,000	2,631,204
Walled Lake Consolidated School District, 5.00%, 05/01/2050 (Callable 05/01/2030)	1,000,000	1,009,319
Wayne County Airport Authority, 5.00%, 12/01/2031 (Callable 12/01/2027)	1,190,000	1,251,621
Wayne County Airport Authority, 5.00%, 12/01/2032 (Callable 12/01/2025)(b)	3,420,000	3,457,227
Wayne County Airport Authority, 5.00%, 12/01/2033 (Callable 12/01/2025)	1,810,000	1,838,635
5.00%, 12/01/2038 (Callable 12/01/2028)	1,700,000	1,730,197
Wayne State University, 5.00%, 11/15/2030 (Callable 11/15/2025)	1,025,000	1,031,939
Western Michigan University
5.00%, 11/15/2038 (Callable 05/15/2031)	375,000	392,595
5.00%, 11/15/2039 (Callable 05/15/2031)	400,000	416,625
5.00%, 11/15/2040 (Callable 05/15/2031)	420,000	436,207
		147,430,311
Minnesota - 1.5%
City of Maple Grove MN
5.00%, 05/01/2027	1,600,000	1,630,475
5.00%, 05/01/2029 (Callable 05/01/2027)	1,500,000	1,524,842
5.00%, 09/01/2030 (Callable 09/01/2025)	610,000	610,847
5.00%, 05/01/2031 (Callable 05/01/2027)	525,000	532,435
City of Minneapolis MN
5.00%, 11/15/2030 (Callable 11/15/2025)	1,000,000	1,004,659
5.00%, 11/15/2034 (Callable 11/15/2025)	680,000	682,144
4.00%, 11/15/2036 (Callable 11/15/2031)	1,090,000	1,069,423
City of Virginia MN, 5.00%, 12/15/2026 (Callable 08/01/2025)	8,000,000	8,006,878

	Par	Value
County of Washington MN, 2.25%, 02/01/2034 (Callable 02/01/2028)	$1,525,000	$1,336,553
Duluth Economic Development Authority
5.00%, 06/15/2028	450,000	476,314
5.00%, 02/15/2034 (Callable 02/15/2028)	685,000	703,147
5.00%, 02/15/2037 (Callable 02/15/2028)	1,800,000	1,830,384
Federal Home Loan Mortgage Corp., Series 2024-ML21, Class AUS, 4.62%, 08/25/2041 (Callable 08/25/2041)(a)	4,479,579	4,597,303
Forest Lake Independent School District No 831, 3.13%, 02/01/2039 (Callable 02/01/2026)	75,000	64,386
Housing & Redevelopment Authority of The City of St Paul Minnesota
5.00%, 12/01/2028	1,115,000	1,160,648
5.00%, 12/01/2030	300,000	316,529
5.00%, 11/15/2034 (Callable 11/15/2027)	1,900,000	1,939,885
5.00%, 12/01/2036 (Callable 12/01/2030)	1,600,000	1,638,486
Minnesota Higher Education Facilities Authority
5.00%, 10/01/2039 (Callable 10/01/2030)	2,040,000	2,110,697
4.00%, 10/01/2040 (Callable 10/01/2030)	1,030,000	978,324
4.13%, 10/01/2041 (Callable 10/01/2030)	1,000,000	947,534
4.13%, 10/01/2042 (Callable 10/01/2030)	1,000,000	933,640
5.00%, 10/01/2053 (Callable 04/01/2029)(a)	2,000,000	2,115,400
Minnesota Housing Finance Agency
3.60%, 07/01/2033 (Callable 08/01/2025)	425,000	419,156
3.10%, 07/01/2035 (Callable 08/01/2025)	1,485,000	1,335,463
4.00%, 01/01/2038	45,000	45,000
4.00%, 08/01/2040 (Callable 08/01/2033)	1,000,000	950,004
4.00%, 01/01/2047 (Callable 01/01/2026)	55,000	54,998
3.75%, 01/01/2050 (Callable 01/01/2029)	1,455,000	1,457,948
5.75%, 07/01/2053 (Callable 01/01/2033)	2,940,000	3,123,014
6.00%, 07/01/2053 (Callable 01/01/2033)	2,690,000	2,883,304
6.25%, 01/01/2056 (Callable 07/01/2033)	9,245,000	10,229,766

The accompanying notes are an integral part of these financial statements.

249

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Minnesota - (Continued)
Minnesota Rural Water Finance Authority, Inc., 3.30%, 08/01/2026 (Callable 02/01/2026)	$5,000,000	$5,006,074
Plymouth Intermediate District No. 287, 4.00%, 02/01/2028 (Callable 02/01/2027)	350,000	356,171
Sauk Centre Public Utilities Commission Electric Revenue, 4.25%, 12/01/2044 (Callable 12/01/2034)	825,000	771,699
St Paul Port Authority, 4.75%, 10/01/2043 (Callable 10/01/2033)	1,000,000	957,750
State of Minnesota, 5.00%, 08/01/2038 (Callable 08/01/2029)	2,210,000	2,314,855
Willmar Independent School District No 347, 3.00%, 02/01/2036 (Callable 02/01/2032)	2,805,000	2,636,757
Zumbro Education District
4.00%, 02/01/2029	350,000	348,706
4.00%, 02/01/2038 (Callable 02/01/2031)	385,000	347,559
		69,449,157
Mississippi - 2.2%
Biloxi Public School District, 5.00%, 04/01/2026	500,000	506,339
Canton Public School District
5.25%, 01/01/2038 (Callable 01/01/2035)	500,000	547,638
5.25%, 01/01/2041 (Callable 01/01/2035)	375,000	398,212
5.25%, 01/01/2043 (Callable 01/01/2035)	525,000	551,223
5.25%, 01/01/2044 (Callable 01/01/2035)	200,000	209,227
5.25%, 01/01/2045 (Callable 01/01/2035)	180,000	187,763
City of Flowood MS, 0.90%, 03/01/2030 (Callable 03/01/2026)(c)	2,517,000	2,203,249
City of Gluckstadt MS
6.00%, 06/01/2027	285,000	295,268
6.00%, 06/01/2029 (Callable 06/01/2028)	370,000	389,126
6.00%, 06/01/2031 (Callable 06/01/2028)	405,000	424,394
6.00%, 06/01/2032 (Callable 06/01/2028)	100,000	104,522
5.00%, 06/01/2034 (Callable 06/01/2028)	100,000	101,827
5.00%, 06/01/2035 (Callable 06/01/2028)	490,000	497,379

	Par	Value
City of Gulfport MS, 5.00%, 07/01/2027 (Callable 07/01/2026)	$500,000	$504,235
City of Louisville MS
4.50%, 09/01/2033 (Callable 09/01/2029)	280,000	283,806
4.50%, 09/01/2034 (Callable 09/01/2029)	300,000	302,922
City of Pearl MS
5.50%, 09/01/2028	310,000	329,624
5.50%, 09/01/2029	325,000	350,419
City of Ridgeland MS
3.00%, 10/01/2025	1,000,000	997,741
3.00%, 10/01/2026	1,100,000	1,088,538
3.00%, 10/01/2028 (Callable 10/01/2027)	690,000	668,235
City of Starkville MS Water & Sewer System Revenue
5.00%, 02/01/2033	305,000	340,352
5.00%, 02/01/2034 (Callable 02/01/2033)	320,000	354,170
5.00%, 02/01/2035 (Callable 02/01/2033)	340,000	372,941
5.00%, 02/01/2036 (Callable 02/01/2033)	355,000	386,009
5.00%, 02/01/2037 (Callable 02/01/2033)	375,000	404,031
3.75%, 02/01/2044 (Callable 02/01/2033)	495,000	429,790
County of Hinds MS
3.25%, 08/01/2036 (Callable 08/01/2027)	15,000	12,221
4.63%, 09/01/2054 (Callable 09/01/2029)(c)	4,000,000	3,458,206
County of Warren MS
6.00%, 09/01/2042 (Callable 09/01/2033)	610,000	674,748
6.00%, 09/01/2043 (Callable 09/01/2033)	550,000	606,051
6.00%, 09/01/2048 (Callable 09/01/2033)	3,000,000	3,260,854
6.00%, 09/01/2053 (Callable 09/01/2033)	2,070,000	2,225,014
Jackson County Utility Authority, 5.00%, 09/01/2029 (Callable 09/01/2025)	1,100,000	1,102,461
Medical Center Educational Building Corp.
5.00%, 06/01/2042 (Callable 06/01/2027)	500,000	502,956
4.00%, 06/01/2048 (Callable 06/01/2033)	1,500,000	1,328,477
Mississippi Business Finance Corp.
3.20%, 09/01/2028 (Callable 08/01/2025)	2,100,000	2,099,966

The accompanying notes are an integral part of these financial statements.

250

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Mississippi - (Continued)
3.65%, 12/01/2030 (Callable 08/01/2025)(a)	$1,325,000	$1,325,000
Mississippi Development Bank
5.00%, 05/01/2027	250,000	259,070
5.00%, 11/01/2027	570,000	580,148
4.00%, 03/01/2028	75,000	75,398
5.00%, 05/01/2028	500,000	526,575
5.00%, 05/01/2029	200,000	213,754
5.00%, 09/01/2029	1,900,000	1,912,650
5.00%, 09/01/2030	1,305,000	1,306,192
5.00%, 11/01/2031 (Callable 11/01/2027)	100,000	100,809
5.00%, 03/01/2032 (Callable 03/01/2027)	1,000,000	1,005,327
5.25%, 03/01/2034 (Callable 03/01/2028)	490,000	499,201
4.00%, 07/01/2034 (Callable 07/01/2031)	285,000	282,461
5.00%, 11/01/2034 (Callable 11/01/2027)	2,000,000	2,044,360
5.00%, 05/01/2035 (Callable 05/01/2029)	200,000	209,755
4.00%, 07/01/2035 (Callable 07/01/2031)	405,000	397,860
4.00%, 03/01/2036 (Callable 03/01/2028)	300,000	295,604
5.00%, 03/01/2036	5,000,000	5,188,251
5.00%, 05/01/2036 (Callable 05/01/2029)	360,000	376,158
4.00%, 07/01/2036 (Callable 07/01/2031)	250,000	244,463
5.00%, 06/01/2037 (Callable 06/01/2035)	580,000	622,283
5.50%, 03/01/2038 (Callable 03/01/2029)	265,000	275,685
5.25%, 06/01/2038 (Callable 06/01/2035)	550,000	596,652
4.00%, 07/01/2038 (Callable 07/01/2031)	245,000	235,200
4.00%, 04/01/2039 (Callable 04/01/2033)	1,345,000	1,292,425
5.25%, 06/01/2039 (Callable 06/01/2035)	580,000	623,623
4.00%, 07/01/2039 (Callable 07/01/2031)	390,000	369,956
5.00%, 05/01/2040 (Callable 05/01/2033)	1,045,000	1,094,736
5.25%, 06/01/2040 (Callable 06/01/2035)	410,000	436,776
5.00%, 06/01/2041 (Callable 06/01/2034)	340,000	356,892
5.25%, 06/01/2041 (Callable 06/01/2035)	645,000	680,471

	Par	Value
5.00%, 04/01/2042 (Callable 04/01/2034)	$475,000	$494,276
5.00%, 05/01/2042 (Callable 05/01/2033)	1,155,000	1,196,912
5.25%, 06/01/2042 (Callable 06/01/2035)	500,000	522,933
Mississippi Development Bank, 5.00%, 05/01/2043 (Callable 05/01/2033)	3,780,000	3,875,671
4.50%, 05/01/2044 (Callable 05/01/2033)	1,200,000	1,160,988
5.25%, 03/01/2045 (Callable 03/01/2028)	1,345,000	1,285,746
5.00%, 05/01/2045 (Callable 05/01/2033)	1,315,000	1,343,859
5.00%, 03/01/2048 (Callable 03/01/2029)	1,570,000	1,564,568
Mississippi Development Bank, 5.00%, 05/01/2049 (Callable 05/01/2034)	5,935,000	6,012,842
Mississippi Home Corp.
3.38%, 12/01/2034 (Callable 06/01/2028)	3,000,000	2,821,746
4.55%, 04/01/2042	4,550,000	4,483,964
4.38%, 12/01/2044 (Callable 12/01/2032)	2,000,000	1,930,263
4.80%, 12/01/2049 (Callable 06/01/2033)	6,030,000	5,930,149
Mississippi Hospital Equipment & Facilities Authority, 5.00%, 10/01/2034 (Callable 10/01/2029)	725,000	757,577
Natchez-Adams School District, 5.00%, 02/01/2030	645,000	667,692
Pearl River Community College District
4.00%, 06/01/2037 (Callable 06/01/2031)	2,590,000	2,502,698
4.13%, 06/01/2039 (Callable 06/01/2031)	160,000	150,092
State of Mississippi Gaming Tax Revenue
5.00%, 10/15/2034 (Callable 10/15/2025)	1,000,000	1,002,570
State of Mississippi Gaming Tax Revenue, 5.00%, 10/15/2035 (Callable 10/15/2028)	4,950,000	5,079,553
5.00%, 10/15/2036 (Callable 10/15/2028)	2,250,000	2,312,964
Sunflower County Consolidated School District, 4.00%, 06/01/2042 (Callable 06/01/2032)	1,620,000	1,492,826
University of Mississippi Educational Building Corp.
5.00%, 10/01/2047 (Callable 10/01/2032)	800,000	811,919

The accompanying notes are an integral part of these financial statements.

251

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Mississippi - (Continued)
4.50%, 10/01/2052 (Callable 10/01/2032)	$1,000,000	$943,829
Vicksburg Warren School District, 5.00%, 03/01/2029	150,000	156,333
		100,429,639
Missouri - 3.6%
Antonia Fire Protection District
5.25%, 03/01/2040 (Callable 03/01/2033)	175,000	185,644
5.25%, 03/01/2041 (Callable 03/01/2033)	180,000	189,539
5.25%, 03/01/2042 (Callable 03/01/2033)	190,000	198,686
5.25%, 03/01/2043 (Callable 03/01/2033)	300,000	311,945
5.25%, 03/01/2044 (Callable 03/01/2033)	170,000	176,191
Boone County Reorganized School District No R-6 Centralia
5.50%, 03/01/2043 (Callable 03/01/2034)	705,000	755,810
5.50%, 03/01/2044 (Callable 03/01/2034)	1,255,000	1,341,542
5.50%, 03/01/2045 (Callable 03/01/2034)	665,000	708,474
Boonville School District No R-1/MO, 5.00%, 03/01/2041 (Callable 03/01/2029)	1,280,000	1,317,916
Caldwell County School District No R-II Hamilton, 5.00%, 04/15/2038 (Callable 04/15/2026)	820,000	821,168
Callaway County School District No R-III New Bloomfield, 5.00%, 03/01/2039 (Callable 03/01/2029)	1,050,000	1,088,619
Carl Junction R-I School District/MO
5.00%, 03/01/2036 (Callable 03/01/2029)	1,625,000	1,722,926
5.00%, 03/01/2037 (Callable 03/01/2029)	1,700,000	1,798,825
5.00%, 03/01/2040 (Callable 03/01/2032)	1,500,000	1,558,365
5.00%, 03/01/2041 (Callable 03/01/2032)	1,975,000	2,039,443
5.00%, 03/01/2043 (Callable 03/01/2032)	1,175,000	1,203,806
Center School District No 58/MO, 4.00%, 04/15/2031 (Callable 04/15/2027)	170,000	172,124
Citizens Memorial Hospital District, 5.00%, 12/01/2026 (Callable 09/01/2026)	11,100,000	11,153,563

	Par	Value
City of St Louis MO Airport Revenue, 5.00%, 07/01/2039 (Callable 07/01/2029)	$425,000	$437,594
Cole County Reorganized School District No 2
5.00%, 03/01/2039 (Callable 03/01/2029)	700,000	726,757
5.00%, 03/01/2042 (Callable 03/01/2029)	1,275,000	1,307,529
5.00%, 03/01/2043 (Callable 03/01/2029)	600,000	613,671
5.00%, 03/01/2044 (Callable 03/01/2029)	900,000	918,365
De Soto School District No 73
5.00%, 03/01/2041 (Callable 03/01/2030)	1,450,000	1,499,046
5.00%, 03/01/2042 (Callable 03/01/2030)	850,000	874,154
Dexter School District No R-11 Stoddard/MO
5.00%, 03/01/2039 (Callable 03/01/2030)	1,400,000	1,462,579
5.00%, 03/01/2040 (Callable 03/01/2030)	2,250,000	2,339,869
Fort Zumwalt School District, 5.25%, 03/01/2042 (Callable 03/01/2030)	1,730,000	1,784,568
Grain Valley No R-V School District, 5.00%, 03/01/2038 (Callable 03/01/2028)	4,625,000	4,757,143
Hazelwood School District, 5.00%, 03/01/2042 (Callable 03/01/2032)	1,355,000	1,394,486
Health & Educational Facilities Authority of the State of Missouri
5.00%, 09/01/2025	680,000	680,621
5.00%, 09/01/2026	410,000	413,041
5.00%, 09/01/2027	280,000	284,721
5.00%, 11/15/2027 (Callable 11/15/2025)	585,000	588,637
5.00%, 02/01/2034 (Callable 07/22/2025)	950,000	967,333
5.00%, 02/15/2035 (Callable 02/15/2029)	615,000	637,445
5.00%, 11/15/2035 (Callable 11/15/2025)	1,950,000	1,955,148
5.00%, 02/15/2036 (Callable 02/15/2029)	425,000	438,903
Jackson County Consolidated School District No 4, 5.75%, 03/01/2045 (Callable 03/01/2035)	1,000,000	1,096,928
Jackson County Reorganized School District No 7/MO
6.00%, 03/01/2043 (Callable 03/01/2035)	1,750,000	1,976,626
6.00%, 03/01/2044 (Callable 03/01/2035)	1,500,000	1,685,593

The accompanying notes are an integral part of these financial statements.

252

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Missouri - (Continued)
6.00%, 03/01/2045 (Callable 03/01/2035)	$1,000,000	$1,118,010
Jackson County School District No R-IV Blue Springs
6.00%, 03/01/2038 (Callable 03/01/2029)	1,005,000	1,115,573
5.50%, 03/01/2044 (Callable 03/01/2034)	2,280,000	2,464,039
Jackson County School District No R-VI Oak Grove
5.50%, 03/01/2037 (Callable 03/01/2033)	185,000	205,231
5.25%, 03/01/2038 (Callable 03/01/2033)	450,000	486,594
5.25%, 03/01/2039 (Callable 03/01/2033)	275,000	295,285
5.25%, 03/01/2040 (Callable 03/01/2033)	225,000	239,865
5.25%, 03/01/2041 (Callable 03/01/2033)	425,000	449,731
5.25%, 03/01/2042 (Callable 03/01/2033)	250,000	262,552
5.25%, 03/01/2044 (Callable 03/01/2033)	400,000	416,607
Jefferson City School District/MO, 5.50%, 03/01/2045 (Callable 03/01/2033)	1,900,000	2,004,434
Kansas City Industrial Development Authority, 4.00%, 03/01/2035 (Callable 03/01/2030)	455,000	455,868
Lindbergh School District, 5.50%, 03/01/2038 (Callable 03/01/2032)	2,000,000	2,202,588
Marshall School District/MO
5.00%, 03/01/2036 (Callable 03/01/2033)	745,000	797,911
5.00%, 03/01/2037 (Callable 03/01/2033)	840,000	892,724
Meramec Valley School District No R-III, 3.00%, 03/01/2037 (Callable 03/01/2028)	360,000	318,207
Missouri Development Finance Board
5.50%, 12/01/2041 (Callable 12/01/2033)	555,000	593,497
5.50%, 12/01/2043 (Callable 12/01/2033)	400,000	423,070
5.50%, 12/01/2044 (Callable 12/01/2033)	540,000	567,744
5.50%, 12/01/2045 (Callable 12/01/2033)	820,000	858,291
5.50%, 12/01/2046 (Callable 12/01/2033)	500,000	521,033
5.50%, 12/01/2047 (Callable 12/01/2033)	650,000	675,678

	Par	Value
Missouri Housing Development Commission
3.25%, 11/01/2052 (Callable 11/01/2030)	$3,320,000	$3,281,575
5.50%, 05/01/2055 (Callable 05/01/2033)	3,625,000	3,874,536
6.00%, 05/01/2055 (Callable 05/01/2033)	5,120,000	5,621,092
5.75%, 05/01/2056 (Callable 05/01/2033)	4,250,000	4,608,428
Missouri Joint Municipal Electric Utility Commission, 5.00%, 06/01/2033	1,915,000	2,138,914
5.00%, 06/01/2034	825,000	923,147
Missouri Public Utilities Commission, 4.00%, 05/01/2026 (Callable 01/01/2026)	9,000,000	9,037,162
Missouri Southern State University
4.00%, 10/01/2035 (Callable 10/01/2029)	100,000	100,663
4.00%, 10/01/2036 (Callable 10/01/2029)	110,000	110,619
4.00%, 10/01/2039 (Callable 10/01/2029)	110,000	105,050
Montgomery County School District No R-II, 5.00%, 03/01/2041 (Callable 03/01/2029)	875,000	900,919
Nodaway County School District No R-II Maryville
5.00%, 03/01/2041 (Callable 03/01/2030)	1,100,000	1,137,207
5.00%, 03/01/2042 (Callable 03/01/2030)	1,850,000	1,902,570
Normandy Schools Collaborative
3.00%, 03/01/2036 (Callable 03/01/2028)	1,525,000	1,370,057
3.00%, 03/01/2037 (Callable 03/01/2028)	1,325,000	1,162,574
North Callaway County School District No R-1
5.00%, 03/01/2038 (Callable 03/01/2029)	1,200,000	1,267,209
5.00%, 03/01/2039 (Callable 03/01/2029)	1,225,000	1,288,854
5.00%, 03/01/2040 (Callable 03/01/2029)	1,200,000	1,259,203
5.00%, 03/01/2041 (Callable 03/01/2029)	1,500,000	1,570,323
5.00%, 03/01/2042 (Callable 03/01/2029)	1,500,000	1,567,177
5.00%, 03/01/2043 (Callable 03/01/2029)	800,000	834,432
5.00%, 03/01/2044 (Callable 03/01/2029)	875,000	911,137
Northwest Missouri State University
5.00%, 06/01/2027	560,000	577,597

The accompanying notes are an integral part of these financial statements.

253

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Missouri - (Continued)
5.00%, 06/01/2028	$1,595,000	$1,667,940
5.00%, 06/01/2029	500,000	528,164
Pattonville R-3 School District, 5.25%, 03/01/2042 (Callable 03/01/2031)	2,000,000	2,092,313
Pettis County School District No 200 Sedalia, 5.00%, 04/15/2042 (Callable 04/15/2030)	2,150,000	2,172,063
Platte County R-III School District
6.25%, 03/01/2042 (Callable 03/01/2035)	3,095,000	3,561,305
6.25%, 03/01/2044 (Callable 03/01/2035)	1,000,000	1,139,003
6.25%, 03/01/2045 (Callable 03/01/2035)	2,500,000	2,837,314
Republic School District No R-3, 6.50%, 03/01/2045 (Callable 03/01/2035)	1,375,000	1,589,545
Riverview Gardens School District
5.50%, 04/01/2038 (Callable 04/01/2032)	825,000	886,953
5.50%, 04/01/2040 (Callable 04/01/2032)	1,575,000	1,671,318
6.00%, 04/01/2042 (Callable 04/01/2032)	650,000	698,127
6.00%, 04/01/2044 (Callable 04/01/2032)	550,000	588,182
St Charles County Public Water Supply District No 2, 5.25%, 12/01/2046 (Callable 12/01/2033)	2,800,000	2,926,948
St Louis Land Clearance for Redevelopment Authority
5.00%, 06/01/2028 (Callable 12/01/2026)	4,000,000	4,057,027
5.00%, 04/01/2038 (Callable 04/01/2027)	1,540,000	1,556,545
St Louis Municipal Finance Corp.
4.00%, 02/15/2029 (Callable 02/15/2026)	2,165,000	2,174,063
0.00%, 07/15/2034(e)	3,000,000	2,069,691
5.00%, 10/01/2045 (Callable 10/01/2030)	1,330,000	1,336,764
University City Industrial Development Authority, 4.88%, 06/15/2036 (Callable 06/15/2033)	2,120,000	2,103,026
Valley Park School District
5.50%, 03/01/2040 (Callable 03/01/2032)	500,000	534,397
5.50%, 03/01/2041 (Callable 03/01/2032)	1,235,000	1,306,219
5.50%, 03/01/2042 (Callable 03/01/2032)	1,135,000	1,195,111

	Par	Value
5.50%, 03/01/2044 (Callable 03/01/2032)	$1,175,000	$1,226,122
Warren County School District No R-III
5.00%, 03/01/2041 (Callable 03/01/2030)	2,800,000	2,884,585
5.00%, 03/01/2042 (Callable 03/01/2030)	2,225,000	2,283,691
		163,586,736
Montana - 0.6%
City of Billings MT
5.00%, 07/01/2031	300,000	324,268
5.00%, 07/01/2032	300,000	325,947
5.00%, 07/01/2033	325,000	354,098
5.00%, 07/01/2034 (Callable 07/01/2033)	215,000	231,603
City of Forsyth MT
3.88%, 07/01/2028 (Callable 04/02/2028)	1,200,000	1,217,463
3.88%, 10/01/2032	2,750,000	2,742,483
County of Gallatin MT Rural Improvement District No 396
4.60%, 06/30/2039 (Callable 06/30/2035)	1,455,000	1,459,932
5.00%, 06/30/2044 (Callable 06/30/2035)	265,000	264,906
5.05%, 06/30/2045 (Callable 06/30/2035)	230,000	229,960
5.10%, 06/30/2047 (Callable 06/30/2035)	505,000	504,970
5.15%, 06/30/2050 (Callable 06/30/2035)	1,800,000	1,797,073
5.20%, 06/30/2055 (Callable 06/30/2035)	3,000,000	2,990,875
Judith Basin County K-12 School District No 12 Stanford
5.00%, 07/01/2041 (Callable 07/01/2033)	465,000	484,554
5.00%, 07/01/2043 (Callable 07/01/2033)	300,000	309,936
5.25%, 07/01/2048 (Callable 07/01/2033)	450,000	468,407
Montana Board of Housing
3.60%, 12/01/2030 (Callable 07/22/2025)	265,000	264,993
3.75%, 12/01/2038 (Callable 12/01/2027)	285,000	262,899
4.00%, 06/01/2049 (Callable 12/01/2027)	440,000	440,921
4.60%, 12/01/2049 (Callable 06/01/2033)	2,500,000	2,379,170
6.00%, 12/01/2053 (Callable 12/01/2032)	2,000,000	2,146,496
4.65%, 06/01/2054 (Callable 06/01/2033)	2,000,000	1,904,786

The accompanying notes are an integral part of these financial statements.

254

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Montana - (Continued)
6.25%, 06/01/2054 (Callable 12/01/2032)	$1,690,000	$1,831,064
Montana Facility Finance Authority
5.00%, 06/01/2026 (Callable 08/01/2025)	765,000	765,913
5.00%, 06/01/2029 (Callable 08/01/2025)	715,000	715,888
5.00%, 06/01/2033 (Callable 06/01/2028)	310,000	320,747
4.00%, 01/01/2037 (Callable 01/01/2030)	700,000	684,436
Yellowstone and Carbon Counties School District No 7-70 Laurel, 5.00%, 07/01/2027	740,000	772,007
		26,195,795
Nebraska - 0.6%
Central Plains Energy Project
5.00%, 05/01/2054 (Callable 08/01/2029)(a)	7,200,000	7,567,968
5.00%, 08/01/2055 (Callable 05/01/2031)(a)	4,500,000	4,763,005
City of Fremont NE Combined Utility System Revenue, 1.75%, 07/15/2034 (Callable 07/08/2028)	3,000,000	2,379,629
County of Douglas NE, 5.00%, 07/01/2036 (Callable 07/01/2027)	200,000	204,269
Cozad City School District, 4.00%, 06/15/2037 (Callable 05/17/2027)	500,000	494,311
Douglas County Hospital Authority No 2
5.00%, 05/15/2029 (Callable 08/01/2025)	2,125,000	2,126,154
5.25%, 11/01/2041 (Callable 11/01/2035)(g)	575,000	603,713
5.25%, 11/01/2042 (Callable 11/01/2035)(g)	575,000	597,638
5.25%, 11/01/2043 (Callable 11/01/2035)(g)	850,000	876,366
Nebraska Investment Finance Authority
3.50%, 09/01/2036 (Callable 08/01/2025)	275,000	252,712
3.50%, 09/01/2046 (Callable 08/01/2025)	35,000	34,923
5.50%, 03/01/2052 (Callable 03/01/2032)	4,000,000	4,213,487
Omaha Airport Authority, 5.00%, 12/15/2028 (Callable 12/15/2026)(b)	550,000	560,627

	Par	Value
Village of Boys Town NE, 3.00%, 09/01/2028	$2,125,000	$2,119,467
		26,794,269
Nevada - 0.5%
Carson City NV
5.00%, 09/01/2031 (Callable 09/01/2027)	505,000	515,504
5.00%, 09/01/2033 (Callable 09/01/2027)	1,520,000	1,543,237
Clark County School District, 5.00%, 06/15/2032 (Callable 06/15/2027)	450,000	464,633
County of Clark NV
5.00%, 06/01/2035 (Callable 06/01/2028)	1,280,000	1,331,877
3.75%, 01/01/2036(a)	1,500,000	1,499,040
County of Washoe NV, 3.63%, 03/01/2036(a)	5,015,000	5,015,566
County of Washoe NV Gas Tax Revenue, 5.00%, 02/01/2042 (Callable 02/01/2029)	1,430,000	1,455,701
Las Vegas Redevelopment Agency
5.00%, 06/15/2027 (Callable 06/15/2026)	1,210,000	1,225,410
5.00%, 06/15/2029 (Callable 06/15/2026)	200,000	202,063
3.00%, 06/15/2032 (Callable 06/15/2026)	1,000,000	901,717
Las Vegas Valley Water District, 3.25%, 06/01/2036 (Callable 06/01/2028)	2,600,000	2,400,203
Nevada Housing Division
4.00%, 04/01/2049 (Callable 10/01/2028)	775,000	778,744
7.50%, 04/01/2049 (Callable 10/01/2033)	2,000,000	2,381,134
4.00%, 10/01/2049 (Callable 10/01/2028)	160,000	160,786
Nevada Rural Housing Authority, 6.00%, 11/01/2055 (Callable 05/01/2033)	3,340,000	3,666,273
		23,541,888
New Hampshire - 0.6%
New Hampshire Business Finance Authority
5.38%, 12/15/2035 (Callable 06/15/2026)(c)	3,550,000	3,543,809
4.00%, 10/20/2036	2,889,741	2,720,791
4.00%, 12/01/2040 (Callable 06/01/2033)	630,000	602,458
4.17%, 01/20/2041(a)	4,989,312	4,737,420
4.16%, 10/20/2041(a)	1,989,011	1,844,143

The accompanying notes are an integral part of these financial statements.

255

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
New Hampshire - (Continued)
New Hampshire Health and Education Facilities Authority Act
5.00%, 10/01/2032 (Callable 10/01/2027)	$275,000	$283,117
5.00%, 07/01/2036 (Callable 07/01/2027)	1,025,000	1,049,780
3.30%, 06/01/2038 (Callable 05/01/2027)(a)	6,750,000	6,768,465
5.00%, 10/01/2038 (Callable 10/01/2026)	1,000,000	1,000,509
New Hampshire Housing Finance Authority, 6.00%, 01/01/2055 (Callable 07/01/2032)	4,755,000	5,092,368
		27,642,860
New Jersey - 2.3%
Atlantic City Board of Education, 3.40%, 08/15/2027(c)	3,293,000	3,299,967
Camden County Improvement Authority, 5.00%, 03/01/2027 (Callable 03/01/2026)(a)	3,000,000	3,033,854
City of Newark NJ
5.00%, 07/15/2026	1,750,000	1,784,028
5.00%, 07/15/2028	1,725,000	1,818,491
5.00%, 07/15/2029	1,145,000	1,223,483
Gloucester County Improvement Authority, 5.00%, 07/01/2044 (Callable 01/01/2032)	855,000	879,343
Madison Borough Board of Education
1.00%, 08/15/2026	2,852,000	2,782,108
1.00%, 08/15/2027	2,850,000	2,721,317
New Jersey Economic Development Authority, 3.13%, 07/01/2029 (Callable 07/01/2027)	90,000	87,257
New Jersey Higher Education Student Assistance Authority
5.00%, 12/01/2025(b)	1,850,000	1,862,726
5.00%, 12/01/2026(b)	2,000,000	2,038,717
5.00%, 12/01/2027(b)	375,000	386,443
New Jersey Higher Education Student Assistance Authority, 5.00%, 12/01/2031(b)(g)	6,015,000	6,293,576
4.50%, 12/01/2045 (Callable 12/01/2035)(b)	11,000,000	10,896,453
New Jersey Housing & Mortgage Finance Agency
4.50%, 10/01/2048 (Callable 10/01/2027)	1,460,000	1,481,060
4.75%, 10/01/2050 (Callable 04/01/2028)	160,000	162,639
5.00%, 10/01/2053 (Callable 04/01/2031)	2,065,000	2,131,145
6.50%, 04/01/2056 (Callable 04/01/2033)	3,000,000	3,357,521

	Par	Value
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2026(e)	$6,410,000	$6,139,235
New Jersey Transportation Trust Fund Authority, 0.00%, 12/15/2027(e)	5,195,000	4,830,113
5.00%, 06/15/2029 (Callable 06/15/2026)	1,465,000	1,489,557
0.00%, 12/15/2029(e)	12,590,000	10,946,814
5.00%, 06/15/2031 (Callable 06/15/2026)	2,000,000	2,029,976
0.00%, 12/15/2031(e)	7,000,000	5,597,325
5.00%, 06/15/2033	12,500,000	13,846,408
4.00%, 06/15/2035 (Callable 12/15/2030)	1,455,000	1,446,753
4.00%, 12/15/2037 (Callable 12/15/2028)	500,000	488,770
0.00%, 12/15/2038(e)	5,145,000	2,889,655
New Jersey Turnpike Authority
5.00%, 01/01/2027	2,500,000	2,582,464
5.00%, 01/01/2045 (Callable 01/01/2034)	5,515,000	5,720,881
Newark Housing Authority, 5.00%, 01/01/2032	525,000	556,590
South Jersey Transportation Authority, 5.00%, 11/01/2041 (Callable 11/01/2030)	2,350,000	2,406,225
Township of Clark NJ, 2.50%, 10/01/2031 (Callable 10/01/2026)	500,000	458,963
		107,669,857
New Mexico - 0.4%
Albuquerque Municipal School District No 12, 5.00%, 08/01/2035 (Callable 08/01/2028)	1,230,000	1,277,245
City of Albuquerque NM Gross Receipts Tax Revenue, 5.00%, 07/01/2037 (Callable 07/01/2033)	760,000	829,148
City of Farmington NM, 3.88%, 06/01/2040(a)	1,500,000	1,520,907
Loving Municipal School District No 10
5.00%, 09/15/2025	500,000	501,928
5.00%, 09/15/2026	500,000	512,282
New Mexico Institute of Mining & Technology
4.00%, 12/01/2028	300,000	307,815
4.00%, 12/01/2029	335,000	343,168
New Mexico Mortgage Finance Authority
3.50%, 09/01/2041 (Callable 03/01/2026)	460,000	384,130
5.00%, 02/01/2042 (Callable 08/01/2025)(a)	2,000,000	2,007,605

The accompanying notes are an integral part of these financial statements.

256

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
New Mexico - (Continued)
3.70%, 09/01/2042 (Callable 03/01/2027)	$1,485,000	$1,320,880
3.60%, 07/01/2044 (Callable 07/01/2028)	935,000	780,046
4.60%, 09/01/2049 (Callable 03/01/2033)	1,955,000	1,859,292
3.50%, 07/01/2050 (Callable 01/01/2029)	470,000	468,492
2.80%, 09/01/2052 (Callable 03/01/2031)	3,945,000	2,513,305
5.25%, 03/01/2053 (Callable 03/01/2032)	2,790,000	2,930,305
New Mexico State University, 4.00%, 04/01/2035 (Callable 04/01/2027)	520,000	520,924
Silver City Consolidated School District No 1, 6.00%, 08/01/2036 (Callable 08/01/2034)	420,000	485,811
Village of Los Ranchos de Albuquerque NM
4.00%, 09/01/2025	150,000	150,115
5.00%, 09/01/2026	150,000	153,007
5.00%, 09/01/2030	125,000	135,093
		19,001,498
New York - 2.5%
Albany County Airport Authority, 5.00%, 12/15/2025(b)	1,000,000	1,007,054
Albany County Capital Resource Corp., 3.10%, 07/01/2030	755,000	708,620
BluePath TE Trust, 2.75%, 09/01/2026 (Callable 08/01/2025)(c)	838,000	834,922
City of Long Beach NY, 5.25%, 07/15/2042 (Callable 07/15/2030)	1,800,000	1,854,642
City of New York NY, 5.25%, 10/01/2043 (Callable 10/01/2032)	1,200,000	1,257,166
Clinton County Capital Resource Corp., 4.00%, 07/01/2034(c)	7,635,000	7,584,607
Dutchess County Local Development Corp., 5.00%, 07/01/2027 (Callable 07/01/2026)	2,125,000	2,155,500
Hudson Yards Infrastructure Corp., 5.00%, 02/15/2042 (Callable 02/15/2027)	4,000,000	4,023,163
Huntington Local Development Corp., 4.00%, 07/01/2027	895,000	877,714
Monroe County Industrial Development Corp., 4.84%, 11/01/2040	4,926,423	4,948,542

	Par	Value
New York City Housing Development Corp.
1.80%, 11/01/2031 (Callable 02/01/2029)	$1,610,000	$1,375,740
2.25%, 11/01/2041 (Callable 05/01/2029)	2,000,000	1,394,935
3.40%, 11/01/2062 (Callable 07/22/2025)(a)	6,280,000	6,279,854
3.40%, 11/01/2064 (Callable 12/01/2027)(a)	5,000,000	4,984,363
3.75%, 05/01/2065 (Callable 05/01/2028)(a)	7,500,000	7,549,594
New York City Transitional Finance Authority, 5.00%, 08/01/2034 (Callable 08/01/2026)	650,000	660,789
New York City Transitional Finance Authority Future Tax Secured Revenue
5.25%, 08/01/2037 (Callable 08/01/2028)	3,305,000	3,438,218
5.00%, 08/01/2038 (Callable 08/01/2028)	1,295,000	1,331,623
4.00%, 05/01/2039 (Callable 11/01/2030)	1,000,000	972,267
5.50%, 11/01/2045 (Callable 11/01/2032)	4,945,000	5,232,516
New York State Dormitory Authority
5.00%, 05/01/2026	1,250,000	1,266,457
5.25%, 05/01/2027	175,000	181,425
5.25%, 05/01/2028	200,000	208,963
5.00%, 05/01/2029	1,530,000	1,602,233
5.25%, 05/01/2029	225,000	237,617
5.00%, 02/15/2031 (Callable 08/15/2027)	730,000	760,693
5.00%, 03/15/2035 (Callable 03/15/2027)	890,000	909,227
5.00%, 03/15/2036 (Callable 09/15/2028)	1,345,000	1,395,041
5.00%, 07/01/2039 (Callable 07/01/2026)	2,750,000	2,757,841
5.00%, 03/15/2040 (Callable 03/15/2029)	3,275,000	3,349,434
5.00%, 03/15/2041 (Callable 03/15/2029)	2,965,000	3,017,020
5.00%, 02/15/2042 (Callable 08/15/2027)	6,000,000	6,104,720
5.00%, 03/15/2043 (Callable 03/15/2027)	4,000,000	4,019,672
5.00%, 02/15/2048 (Callable 02/15/2030)	1,925,000	1,926,982
New York State Housing Finance Agency
5.00%, 12/15/2049 (Callable 12/15/2031)	1,000,000	1,008,408
3.35%, 06/15/2054 (Callable 04/15/2027)(a)	1,500,000	1,498,847

The accompanying notes are an integral part of these financial statements.

257

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
New York - (Continued)
0.65%, 11/01/2056 (Callable 07/22/2025)(a)	$2,135,000	$2,112,530
3.60%, 11/01/2062 (Callable 07/22/2025)(a)	2,305,000	2,304,980
New York Transportation Development Corp.
5.00%, 12/01/2031 (Callable 12/01/2030)	1,250,000	1,348,640
5.50%, 06/30/2038 (Callable 06/30/2031)(b)	2,650,000	2,793,012
5.50%, 06/30/2041 (Callable 06/30/2031)(b)	1,700,000	1,760,431
Onondaga Civic Development Corp.
3.38%, 10/01/2026 (Callable 10/01/2025)	80,000	77,609
5.00%, 10/01/2040 (Callable 10/01/2025)	270,000	224,890
Port Authority of New York & New Jersey, 3.00%, 10/01/2028(b)	5,000,000	4,925,124
Town of Watertown NY, 5.25%, 04/09/2026 (Callable 09/10/2025)	3,830,000	3,839,204
Triborough Bridge & Tunnel Authority, 5.00%, 11/15/2036 (Callable 05/15/2027)	2,000,000	2,050,848
Utility Debt Securitization Authority, 5.00%, 12/15/2038 (Callable 12/15/2027)	3,405,000	3,486,672
Westchester County Local Development Corp., 5.75%, 11/01/2048 (Callable 11/01/2033)	1,640,000	1,757,881
		115,398,230
North Carolina - 1.0%
Cape Fear Public Utility Authority, 4.00%, 08/01/2032 (Callable 08/01/2026)	2,625,000	2,634,627
Charlotte-Mecklenburg Hospital Authority, 5.00%, 01/15/2050(a)	1,995,000	2,118,401
City of Monroe NC Enterprise System Revenue, 5.00%, 03/01/2043 (Callable 03/01/2027)	305,000	306,697
Fayetteville State University, 5.00%, 04/01/2043 (Callable 04/01/2031)	1,250,000	1,257,394
Inlivian
5.00%, 06/01/2043 (Callable 12/01/2025)(a)	9,000,000	9,069,241
3.30%, 11/10/2043 (Callable 03/01/2028)(a)	3,000,000	3,005,297

	Par	Value
North Carolina Housing Finance Agency
4.20%, 07/01/2040 (Callable 07/01/2032)	$1,990,000	$1,942,577
4.00%, 07/01/2047 (Callable 01/01/2027)	210,000	210,155
3.75%, 07/01/2052 (Callable 01/01/2031)	2,885,000	2,889,632
5.75%, 01/01/2054 (Callable 07/01/2032)	1,900,000	2,020,158
6.25%, 01/01/2056 (Callable 07/01/2033)	5,000,000	5,592,942
6.50%, 01/01/2056 (Callable 07/01/2033)	6,500,000	7,363,030
North Carolina Turnpike Authority
4.00%, 01/01/2041 (Callable 01/01/2029)	1,105,000	1,048,067
5.00%, 01/01/2043 (Callable 01/01/2030)	1,140,000	1,149,054
Raleigh Housing Authority, 5.00%, 10/01/2026(a)	3,500,000	3,513,252
Town of Morehead City NC, 4.05%, 01/01/2028(a)	3,500,000	3,542,996
		47,663,520
North Dakota - 0.9%
City of Fargo ND
5.00%, 12/01/2039 (Callable 12/01/2034)	715,000	761,152
5.00%, 12/01/2040 (Callable 12/01/2034)	1,220,000	1,281,883
5.00%, 12/01/2041 (Callable 12/01/2034)	970,000	1,009,646
City of Horace ND
5.00%, 05/01/2026	450,000	455,756
4.85%, 08/01/2026 (Callable 08/01/2025)	1,350,000	1,350,585
3.00%, 05/01/2029 (Callable 05/01/2027)	430,000	403,896
3.00%, 05/01/2030 (Callable 05/01/2027)	425,000	392,187
3.00%, 05/01/2031 (Callable 05/01/2027)	380,000	344,363
5.00%, 05/01/2031	555,000	588,896
5.00%, 05/01/2032	585,000	622,619
5.00%, 05/01/2033 (Callable 05/01/2031)	630,000	663,072
5.25%, 05/01/2035 (Callable 05/01/2032)	3,300,000	3,431,654
3.00%, 05/01/2037 (Callable 05/01/2026)	2,495,000	1,949,767
5.00%, 05/01/2038 (Callable 05/01/2031)	2,645,000	2,706,021
4.75%, 05/01/2044 (Callable 05/01/2033)	1,500,000	1,421,094

The accompanying notes are an integral part of these financial statements.

258

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
North Dakota - (Continued)
5.00%, 05/01/2048 (Callable 05/01/2031)	$250,000	$241,224
6.00%, 05/01/2049 (Callable 05/01/2032)	3,000,000	3,064,934
City of Mayville ND
3.75%, 08/01/2025 (Callable 07/03/2025)	765,000	765,024
5.25%, 05/01/2038 (Callable 05/01/2031)	2,000,000	2,002,166
City of Williston ND, 5.00%, 05/01/2028 (Callable 08/01/2025)	480,000	479,966
North Dakota Housing Finance Agency
3.15%, 07/01/2026	1,120,000	1,119,384
3.50%, 07/01/2027	1,085,000	1,090,563
3.00%, 07/01/2034 (Callable 07/01/2028)	90,000	82,274
4.30%, 07/01/2039 (Callable 07/01/2033)	2,900,000	2,867,540
3.65%, 07/01/2042 (Callable 01/01/2032)	500,000	427,860
5.00%, 07/01/2042 (Callable 07/01/2033)	1,500,000	1,543,736
3.50%, 07/01/2046 (Callable 01/01/2026)	250,000	249,503
4.00%, 01/01/2050 (Callable 07/01/2028)	625,000	629,857
5.75%, 01/01/2054 (Callable 07/01/2032)	3,685,000	3,918,377
North Dakota Public Finance Authority, 5.25%, 06/01/2030 (Callable 08/01/2025)	1,590,000	1,592,792
State Board of Higher Education of the State of North Dakota
5.00%, 04/01/2028	100,000	105,225
4.00%, 04/01/2037 (Callable 04/01/2029)	400,000	398,503
Williston Basin School District No 7
5.00%, 08/01/2037 (Callable 08/01/2032)	1,905,000	2,031,193
4.00%, 08/01/2041 (Callable 08/01/2032)	2,250,000	2,046,872
		42,039,584
Ohio - 3.5%
Akron Bath Copley Joint Township Hospital District
5.00%, 11/15/2026	600,000	617,805
5.00%, 11/15/2032 (Callable 11/15/2030)	1,545,000	1,627,896
American Municipal Power, Inc., 5.00%, 02/15/2046 (Callable 02/15/2026)	1,075,000	1,077,168

	Par	Value
Bedford City School District
5.50%, 12/01/2032 (Callable 06/01/2032)	$1,000,000	$1,136,097
5.50%, 12/01/2033 (Callable 06/01/2032)	2,090,000	2,353,502
5.50%, 12/01/2034 (Callable 06/01/2032)	2,735,000	3,048,707
5.50%, 12/01/2035 (Callable 06/01/2032)	1,440,000	1,587,817
5.50%, 12/01/2036 (Callable 06/01/2032)	1,500,000	1,641,072
5.50%, 12/01/2037 (Callable 06/01/2032)	1,400,000	1,515,265
5.50%, 12/01/2038 (Callable 06/01/2032)	1,375,000	1,476,419
5.50%, 12/01/2039 (Callable 06/01/2032)	3,425,000	3,644,519
City of Akron OH Income Tax Revenue, 4.00%, 12/01/2032 (Callable 12/01/2029)	5,000	5,119
City of Lorain OH, 5.13%, 07/10/2025	1,232,000	1,232,474
City of Middleburg Heights OH, 5.00%, 08/01/2033 (Callable 08/01/2031)	645,000	684,310
City of North Olmsted OH, 4.00%, 06/24/2026(c)	2,500,000	2,517,374
Cleveland-Cuyahoga County Port Authority
5.00%, 07/01/2034 (Callable 07/01/2031)	400,000	429,790
5.00%, 07/01/2036 (Callable 07/01/2031)	600,000	635,888
4.00%, 07/01/2038 (Callable 07/01/2031)	500,000	492,201
5.00%, 08/01/2039 (Callable 08/01/2025)	2,260,000	2,263,445
Columbus Metropolitan Housing Authority, 5.00%, 06/01/2034 (Callable 06/01/2031)	2,450,000	2,544,145
Columbus Regional Airport Authority
5.00%, 01/01/2042 (Callable 01/01/2035)	1,000,000	1,044,961
5.00%, 01/01/2043 (Callable 01/01/2035)	1,100,000	1,142,637
Columbus-Franklin County Finance Authority
2.00%, 11/15/2031	590,000	519,862
2.13%, 05/15/2034 (Callable 11/15/2031)	2,350,000	1,956,420
3.82%, 11/15/2036 (Callable 08/01/2025)	360,000	342,556
4.00%, 11/15/2038 (Callable 08/01/2025)	300,000	284,403
5.13%, 01/01/2044	2,000,000	2,002,485

The accompanying notes are an integral part of these financial statements.

259

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Ohio - (Continued)
3.00%, 05/15/2045 (Callable 11/15/2031)	$550,000	$389,071
5.00%, 07/01/2045 (Callable 10/01/2026)(a)	500,000	510,674
4.00%, 05/15/2049 (Callable 05/15/2029)	2,055,000	1,784,117
Copley-Fairlawn City School District
5.00%, 12/01/2036 (Callable 06/01/2028)	375,000	386,433
5.00%, 12/01/2037 (Callable 06/01/2028)	300,000	307,990
5.00%, 12/01/2038 (Callable 06/01/2028)	260,000	265,851
5.00%, 12/01/2039 (Callable 06/01/2028)	430,000	438,244
5.00%, 12/01/2040 (Callable 06/01/2028)	275,000	279,772
County of Butler OH, 5.00%, 11/15/2031 (Callable 11/15/2027)	225,000	228,077
County of Fayette OH
5.25%, 12/01/2032	885,000	980,364
5.25%, 12/01/2033	985,000	1,095,271
5.25%, 12/01/2034	690,000	768,044
5.25%, 12/01/2045 (Callable 12/01/2034)	4,500,000	4,590,014
County of Hamilton OH, 5.00%, 09/15/2032 (Callable 03/15/2030)	695,000	721,922
County of Hamilton OH Sewer System Revenue
5.00%, 12/01/2030	1,250,000	1,387,011
5.00%, 12/01/2031	250,000	280,772
5.00%, 12/01/2032	450,000	509,901
County of Lorain OH
5.00%, 12/01/2031 (Callable 08/01/2025)	480,000	480,643
3.00%, 12/01/2036 (Callable 12/01/2025)	400,000	343,964
County of Medina OH, 3.00%, 12/01/2037 (Callable 06/01/2026)	545,000	473,616
County of Montgomery OH
5.00%, 09/01/2035 (Callable 09/01/2034)	650,000	699,971
5.00%, 09/01/2036 (Callable 09/01/2034)	650,000	694,519
4.00%, 08/01/2037 (Callable 02/01/2031)	400,000	391,463
5.00%, 09/01/2038 (Callable 09/01/2034)	1,070,000	1,121,496
5.00%, 08/01/2039 (Callable 02/01/2031)	825,000	849,459

	Par	Value
5.25%, 09/01/2040 (Callable 09/01/2034)	$1,000,000	$1,051,158
5.25%, 09/01/2041 (Callable 09/01/2034)	985,000	1,025,984
5.25%, 09/01/2044 (Callable 09/01/2034)	1,000,000	1,025,877
County of Van Wert OH, 6.13%, 12/01/2049 (Callable 12/01/2029)	2,930,000	3,247,475
Cuyahoga Metropolitan Housing Authority, 4.75%, 12/01/2027(a)	2,280,000	2,292,237
Delaware County Finance Authority, 5.38%, 12/01/2038 (Callable 12/01/2034)	3,000,000	2,915,187
EHOVE Joint Vocational School District
5.50%, 12/01/2033 (Callable 06/01/2032)	435,000	493,854
5.50%, 12/01/2034 (Callable 06/01/2032)	915,000	1,027,091
5.50%, 12/01/2035 (Callable 06/01/2032)	965,000	1,073,359
5.50%, 12/01/2036 (Callable 06/01/2032)	665,000	734,744
5.50%, 12/01/2038 (Callable 06/01/2032)	375,000	408,281
5.50%, 12/01/2039 (Callable 06/01/2032)	300,000	324,425
5.50%, 12/01/2040 (Callable 06/01/2032)	265,000	284,588
5.50%, 12/01/2042 (Callable 06/01/2032)	690,000	731,079
Euclid City School District, 4.00%, 12/01/2037 (Callable 06/01/2027)	160,000	152,878
Euclid Public Library
5.00%, 12/01/2040 (Callable 06/01/2029)	1,060,000	1,086,882
5.00%, 12/01/2045 (Callable 06/01/2029)	625,000	633,349
5.00%, 12/01/2049 (Callable 06/01/2029)	400,000	402,056
5.00%, 12/01/2053 (Callable 06/01/2029)	650,000	651,634
FHLMC Multifamily VRD Certificates, 2.55%, 06/15/2035	4,155,000	3,670,221
Franklin County Convention Facilities Authority, 5.00%, 12/01/2032 (Callable 12/01/2029)	500,000	535,210
Hillsdale Local School District, 4.00%, 12/01/2030 (Callable 06/01/2030)	600,000	622,135
Licking Heights Local School District, 6.40%, 12/01/2028	595,000	629,381

The accompanying notes are an integral part of these financial statements.

260

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Ohio - (Continued)
Margaretta Local School District
5.50%, 10/01/2034 (Callable 10/01/2032)	$650,000	$723,516
5.50%, 10/01/2035 (Callable 10/01/2032)	600,000	661,534
5.50%, 10/01/2036 (Callable 10/01/2032)	485,000	530,070
5.50%, 10/01/2037 (Callable 10/01/2032)	450,000	489,599
5.50%, 10/01/2038 (Callable 10/01/2032)	735,000	792,861
5.50%, 10/01/2039 (Callable 10/01/2032)	1,720,000	1,840,041
5.50%, 10/01/2040 (Callable 10/01/2032)	1,305,000	1,390,529
5.50%, 10/01/2041 (Callable 10/01/2032)	825,000	871,756
5.50%, 10/01/2044 (Callable 10/01/2032)	2,540,000	2,647,548
North Ridgeville City School District
5.00%, 12/01/2044 (Callable 06/01/2029)	1,000,000	1,015,523
5.00%, 12/01/2047 (Callable 06/01/2029)	1,300,000	1,314,197
Ohio Air Quality Development Authority
3.20%, 05/01/2026	2,750,000	2,735,572
3.25%, 09/01/2029	1,000,000	977,212
4.00%, 09/01/2030(a)	5,000,000	5,052,950
4.00%, 01/01/2034(a)	2,000,000	2,023,777
2.40%, 12/01/2038 (Callable 08/01/2025)(a)	2,865,000	2,693,512
Ohio Higher Educational Facility Commission
5.00%, 05/01/2026	200,000	202,964
5.00%, 05/01/2027 (Callable 05/01/2026)	610,000	618,880
5.00%, 05/01/2028 (Callable 05/01/2026)	475,000	481,929
Ohio Housing Finance Agency
5.00%, 12/01/2026(a)	1,665,000	1,676,056
5.00%, 06/01/2027 (Callable 06/01/2026)(a)	2,400,000	2,439,362
6.00%, 03/01/2029	355,000	393,915
6.00%, 09/01/2029	485,000	543,545
6.00%, 03/01/2031	410,000	471,687
6.00%, 09/01/2031	215,000	249,821
6.00%, 03/01/2033	100,000	117,665
6.00%, 09/01/2033	100,000	118,091
6.00%, 03/01/2034	95,000	112,210
3.20%, 09/01/2036 (Callable 09/01/2025)	585,000	520,158
2.90%, 09/01/2045 (Callable 03/01/2029)	3,010,000	2,158,728

	Par	Value
4.00%, 03/01/2047 (Callable 09/01/2025)	$150,000	$150,164
7.00%, 03/01/2049 (Callable 09/01/2033)	800,000	924,316
Ohio Turnpike & Infrastructure Commission
5.70%, 02/15/2034 (Callable 02/15/2031)	2,350,000	2,669,490
5.80%, 02/15/2036 (Callable 02/15/2031)	410,000	461,632
Ohio Water Development Authority Water Pollution Control Loan Fund
5.00%, 12/01/2040 (Callable 06/01/2030)	700,000	726,002
2.60%, 12/01/2054 (Callable 07/01/2025)(a)	2,000,000	2,000,000
Port of Greater Cincinnati Development Authority
5.00%, 12/01/2030	235,000	254,610
5.00%, 12/01/2032	575,000	631,467
5.00%, 12/01/2033	400,000	440,542
5.00%, 12/01/2035 (Callable 06/01/2034)	440,000	478,088
5.00%, 12/01/2038 (Callable 06/01/2034)	355,000	373,468
5.00%, 12/01/2042 (Callable 06/01/2034)	470,000	476,787
5.00%, 12/01/2043 (Callable 06/01/2034)	250,000	252,339
5.00%, 12/01/2044 (Callable 06/01/2034)	545,000	547,803
4.38%, 12/01/2058 (Callable 06/01/2034)	1,000,000	903,431
Richmond Heights Local School District, 5.00%, 12/01/2038 (Callable 12/01/2028)	300,000	308,799
State of Ohio
5.00%, 11/15/2035 (Callable 11/15/2030)	605,000	625,190
5.00%, 12/31/2035 (Callable 08/01/2025)(b)	9,515,000	9,519,425
4.00%, 11/15/2036 (Callable 11/15/2030)	635,000	605,792
3.90%, 01/15/2050(a)	5,000,000	5,030,864
2.75%, 01/01/2052(a)	2,265,000	2,234,675
Summit County Development Finance Authority, 5.50%, 12/01/2043 (Callable 12/01/2033)	1,000,000	1,035,392
Tolles Career & Technical Center, 5.25%, 12/01/2049 (Callable 12/01/2031)	2,500,000	2,546,560
Township of Miami OH/Montgomery County, 3.00%, 12/01/2033 (Callable 12/01/2029)	80,000	76,247

The accompanying notes are an integral part of these financial statements.

261

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Ohio - (Continued)
Triway Local School District, 4.00%, 12/01/2038 (Callable 12/01/2028)	$1,580,000	$1,521,365
University of Akron, 5.00%, 01/01/2036 (Callable 07/01/2026)	3,000,000	3,013,933
Village of Bluffton OH
5.00%, 12/01/2026	1,890,000	1,938,951
5.00%, 12/01/2027	1,340,000	1,399,566
Village of Johnstown OH, 4.00%, 12/01/2034 (Callable 08/01/2025)	565,000	565,045
		160,399,232
Oklahoma - 1.8%
Caddo County Educational Facilities Authority
5.00%, 09/01/2031	1,025,000	1,092,703
5.00%, 09/01/2032	500,000	533,528
Canadian County Educational Facilities Authority, 5.25%, 09/01/2034 (Callable 09/01/2033)	6,095,000	6,777,519
Chouteau Educational Facilities Authority
4.00%, 09/01/2032	700,000	695,361
4.00%, 09/01/2034	240,000	233,027
Cleveland County Home Loan Authority
4.45%, 07/01/2044 (Callable 07/01/2034)	700,000	677,029
4.60%, 07/01/2049 (Callable 07/01/2034)	500,000	475,807
Creek County Educational Facilities Authority, 5.00%, 09/01/2041 (Callable 09/01/2034)	1,885,000	1,964,952
Creek County Public Facilities Authority, 5.00%, 08/01/2041 (Callable 08/01/2032)	1,775,000	1,821,634
Garfield County Educational Facilities Authority, 5.00%, 09/01/2030 (Callable 09/01/2026)	3,165,000	3,219,450
Grand River Dam Authority, 5.00%, 06/01/2032 (Callable 12/01/2026)	2,210,000	2,265,977
Kingston Economic Development Authority, 5.00%, 08/20/2025	375,000	375,777
McClain County Economic Development Authority
5.25%, 09/01/2037 (Callable 09/01/2034)	1,350,000	1,461,149
5.25%, 09/01/2038 (Callable 09/01/2034)	1,470,000	1,576,757

	Par	Value
5.25%, 09/01/2039 (Callable 09/01/2034)	$1,420,000	$1,511,911
Muskogee Industrial Trust, 4.00%, 09/01/2033 (Callable 09/01/2029)	5,415,000	5,338,059
Oklahoma Capitol Improvement Authority
5.00%, 07/01/2042 (Callable 07/01/2035)	900,000	951,263
5.00%, 07/01/2043 (Callable 07/01/2035)	800,000	840,333
Oklahoma City Airport Trust, 5.00%, 07/01/2035 (Callable 07/01/2028)(b)	3,240,000	3,301,660
Oklahoma City Zoological Trust OK Sales Tax Revenue, 4.00%, 06/01/2036 (Callable 06/01/2031)	940,000	946,395
Oklahoma County Finance Authority
5.00%, 09/01/2029	1,620,000	1,685,528
5.00%, 09/01/2030	2,100,000	2,196,559
5.00%, 09/01/2034	2,500,000	2,581,941
5.00%, 10/01/2037 (Callable 10/01/2034)	1,000,000	1,099,988
5.00%, 10/01/2038 (Callable 10/01/2034)	2,000,000	2,178,725
5.00%, 10/01/2039 (Callable 10/01/2034)	1,150,000	1,243,354
5.00%, 10/01/2041 (Callable 10/01/2034)	2,000,000	2,116,573
Oklahoma Housing Finance Agency
3.50%, 03/01/2031	200,000	199,741
5.00%, 09/01/2031	360,000	392,956
5.00%, 09/01/2032	155,000	169,689
3.70%, 09/01/2033 (Callable 03/01/2031)	350,000	347,440
5.00%, 09/01/2033 (Callable 03/01/2033)	360,000	392,115
3.75%, 09/01/2034 (Callable 03/01/2031)	395,000	389,373
3.00%, 09/01/2039 (Callable 03/01/2028)	130,000	108,947
5.00%, 03/01/2052 (Callable 03/01/2031)	2,435,000	2,514,948
6.50%, 09/01/2054 (Callable 09/01/2032)	1,210,000	1,345,636
6.50%, 09/01/2056 (Callable 03/01/2033)	6,000,000	6,780,733
Oklahoma Turnpike Authority
5.00%, 01/01/2037 (Callable 01/01/2026)	400,000	404,427
5.00%, 01/01/2040 (Callable 01/01/2036)(g)	1,500,000	1,596,881
5.00%, 01/01/2041 (Callable 01/01/2036)(g)	1,500,000	1,570,755

The accompanying notes are an integral part of these financial statements.

262

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Oklahoma - (Continued)
5.50%, 01/01/2053 (Callable 01/01/2032)	$5,000,000	$5,213,325
Okmulgee County Educational Facilities Authority, 4.00%, 09/01/2035 (Callable 09/01/2034)	5,250,000	5,006,157
Pottawatomie County Facilities Authority, 4.00%, 09/01/2026	660,000	664,405
Tulsa County Independent School District No 9 Union, 0.05%, 04/01/2026	1,000,000	976,708
University of Oklahoma
5.00%, 07/01/2033 (Callable 08/01/2025)	1,500,000	1,501,550
4.00%, 07/01/2034 (Callable 07/01/2026)	1,820,000	1,818,067
		80,556,812
Oregon - 1.3%
Astoria Hospital Facilities Authority, 5.00%, 08/01/2034 (Callable 02/01/2034)	5,055,000	5,510,949
City of Portland OR Sewer System Revenue, 4.50%, 05/01/2032 (Callable 05/01/2026)	4,635,000	4,679,402
Clackamas Community College District, 5.00%, 06/15/2039 (Callable 06/15/2027)	500,000	511,686
Clackamas County School District No 12 North Clackamas, 5.00%, 06/15/2037 (Callable 06/15/2028)	775,000	800,295
Clackamas County School District No 7J Lake Oswego
5.00%, 06/01/2040 (Callable 06/01/2035)	760,000	818,613
5.00%, 06/01/2041 (Callable 06/01/2035)	430,000	457,899
5.00%, 06/01/2042 (Callable 06/01/2035)	765,000	807,494
County of Crook OR
0.00%, 06/01/2032(e)	1,045,000	1,052,553
0.00%, 06/01/2034 (Callable 06/01/2032)(e)	1,345,000	1,336,315
0.00%, 06/01/2035 (Callable 06/01/2032)(e)	1,510,000	1,488,262
Curry Health District
5.00%, 01/01/2029	555,000	583,198
5.00%, 01/01/2030	540,000	573,189
5.00%, 01/01/2031	625,000	668,974
Hillsboro School District No 1J, 5.00%, 06/15/2037 (Callable 06/15/2027)	2,000,000	2,053,205

	Par	Value
Multnomah & Clackamas Counties School District No 10JT Gresham-Barlow, 0.00%, 06/15/2031 (Callable 06/15/2029)(e)	$110,000	$87,823
Multnomah County School District No 40, 0.00%, 06/15/2035 (Callable 06/15/2033)(e)	1,000,000	669,019
Oregon State Business Development Commission, 3.80%, 12/01/2040 (Callable 02/01/2028)(a)	1,000,000	1,007,738
Oregon State Facilities Authority
5.00%, 10/01/2027	125,000	129,078
5.00%, 10/01/2032 (Callable 10/01/2026)	1,800,000	1,811,497
Port of Morrow OR, 5.15%, 10/01/2026 (Callable 10/01/2025)(c)	10,250,000	10,259,236
Port of Portland OR Airport Revenue
5.00%, 07/01/2034 (Callable 08/01/2025)	1,170,000	1,170,495
5.00%, 07/01/2036 (Callable 01/01/2027)(b)	2,000,000	2,014,546
Salem Hospital Facility Authority
5.00%, 05/15/2026	400,000	403,357
5.00%, 05/15/2035 (Callable 05/15/2026)	500,000	502,972
State of Oregon
5.00%, 05/15/2041 (Callable 05/15/2030)	1,250,000	1,293,301
5.25%, 06/01/2042 (Callable 06/01/2035)	1,145,000	1,245,002
5.25%, 06/01/2043 (Callable 06/01/2035)	1,750,000	1,888,258
6.25%, 06/01/2055 (Callable 12/01/2025)	4,730,000	5,233,399
State of Oregon Housing & Community Services Department
2.90%, 07/01/2043 (Callable 07/01/2027)	3,000,000	2,168,053
6.50%, 07/01/2054 (Callable 07/01/2032)	5,000,000	5,543,782
Umatilla County School District No. 6R, 5.00%, 06/15/2035 (Callable 06/15/2027)	540,000	553,417
Washington & Multnomah Counties School District No 48J Beaverton, 5.00%, 06/15/2035 (Callable 06/15/2027)	3,050,000	3,141,035
Washington County School District No 13 Banks
0.00%, 06/15/2030(e)	485,000	409,622
0.00%, 06/15/2031(e)	500,000	405,785
0.00%, 06/15/2032(e)	400,000	310,745
		61,590,194

The accompanying notes are an integral part of these financial statements.

263

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Pennsylvania - 4.1%
Allegheny County Higher Education Building Authority
5.00%, 09/01/2025	$450,000	$450,267
5.00%, 09/01/2026	400,000	399,633
5.00%, 09/01/2027	500,000	503,304
Allegheny County Sanitary Authority, 5.00%, 12/01/2043 (Callable 12/01/2032)	1,250,000	1,302,356
Allentown City School District, 5.00%, 06/01/2034 (Callable 06/01/2026)	1,710,000	1,735,642
Bethlehem Area School District, 5.00%, 08/01/2034 (Callable 02/01/2033)	1,000,000	1,103,261
Bloomsburg Area School District, 4.00%, 09/01/2030 (Callable 08/01/2025)	250,000	250,061
Bucks County Industrial Development Authority
5.00%, 07/01/2026	475,000	475,505
5.00%, 07/01/2027	475,000	487,107
Catasauqua Area School District
5.00%, 05/15/2043 (Callable 05/15/2030)	1,840,000	1,898,285
5.00%, 05/15/2044 (Callable 05/15/2030)	1,745,000	1,794,863
Chester County Industrial Development Authority
5.00%, 03/01/2027 (Callable 09/01/2026)	2,050,000	2,080,426
5.00%, 08/01/2045 (Callable 08/01/2025)	750,000	671,503
Chester County School Authority
5.00%, 04/01/2037 (Callable 04/01/2031)	650,000	696,118
5.00%, 04/01/2038 (Callable 04/01/2031)	1,000,000	1,062,903
City of Erie Higher Education Building Authority
5.00%, 05/01/2031	175,000	182,606
4.00%, 05/01/2036 (Callable 05/01/2031)	575,000	534,521
City of Oil City PA
4.00%, 12/01/2031 (Callable 12/01/2029)	100,000	102,913
4.00%, 12/01/2035 (Callable 12/01/2029)	275,000	276,390
City of Philadelphia PA, 5.00%, 08/01/2036 (Callable 08/01/2027)	3,250,000	3,336,152
City of Philadelphia PA Airport Revenue, 5.00%, 07/01/2032 (Callable 07/01/2027)(b)	1,000,000	1,017,276

	Par	Value
Clarion County Industrial Development Authority
5.00%, 07/01/2027	$1,255,000	$1,301,199
5.00%, 07/01/2028	1,155,000	1,215,853
Coatesville School District, 5.00%, 11/15/2031 (Callable 11/15/2030)	4,395,000	4,729,800
Commonwealth Financing Authority, 4.00%, 06/01/2039 (Callable 06/01/2028)	1,670,000	1,560,129
Cumberland County Municipal Authority, 5.00%, 01/01/2039 (Callable 01/01/2029)	580,000	619,707
Dallas Area Municipal Authority, 5.00%, 05/01/2029 (Callable 07/22/2025)	2,330,000	2,330,322
Dauphin County General Authority, 5.00%, 06/01/2029 (Callable 06/01/2026)	690,000	700,968
East Hempfield Township Industrial Development Authority, 5.00%, 12/01/2025	225,000	225,403
Erie Parking Authority, 4.00%, 09/01/2038 (Callable 09/01/2030)	250,000	243,654
Fox Chapel Area School District, 5.00%, 02/01/2039 (Callable 02/01/2027)	3,100,000	3,135,259
Hamburg Area School District
3.00%, 04/01/2034 (Callable 10/01/2026)	1,000,000	947,090
3.00%, 04/01/2036 (Callable 10/01/2026)	1,400,000	1,275,453
Indiana County Industrial Development Authority
5.00%, 05/01/2030	1,040,000	1,105,928
5.00%, 05/01/2032 (Callable 11/01/2031)	920,000	976,825
Lancaster County Convention Center Authority
4.00%, 05/01/2038 (Callable 05/01/2032)	1,645,000	1,636,494
4.38%, 05/01/2042 (Callable 05/01/2032)	1,000,000	976,413
Lancaster County Hospital Authority/PA
5.00%, 11/01/2037 (Callable 11/01/2029)	600,000	619,193
5.00%, 11/01/2040 (Callable 11/01/2029)	3,100,000	3,159,376
Lancaster School District
5.00%, 06/01/2042 (Callable 06/01/2033)	2,500,000	2,613,490
5.00%, 06/01/2043 (Callable 06/01/2033)	2,000,000	2,076,994

The accompanying notes are an integral part of these financial statements.

264

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Pennsylvania - (Continued)
Latrobe Industrial Development Authority
5.00%, 03/01/2031	$175,000	$181,174
5.00%, 03/01/2032 (Callable 03/01/2031)	265,000	272,896
5.00%, 03/01/2033 (Callable 03/01/2031)	290,000	296,701
5.00%, 03/01/2034 (Callable 03/01/2031)	300,000	304,693
Montgomery County Higher Education and Health Authority
5.00%, 09/01/2032 (Callable 09/01/2028)	2,000,000	2,087,308
5.00%, 09/01/2037 (Callable 09/01/2028)	1,000,000	1,023,321
Montgomery County Industrial Development Authority/PA, 2.90%, 11/15/2029 (Callable 08/01/2025)(a)	1,550,000	1,550,000
Panther Valley School District, 4.00%, 10/15/2033 (Callable 10/15/2028)	185,000	186,576
Pennsylvania Economic Development Financing Authority
5.00%, 06/30/2030(b)	1,245,000	1,325,642
5.00%, 12/31/2030(b)	1,000,000	1,069,413
4.00%, 11/15/2034 (Callable 11/15/2027)	1,005,000	998,084
4.20%, 04/01/2049(a)(b)	3,500,000	3,500,380
5.00%, 03/15/2060 (Callable 09/15/2031)(a)	9,150,000	9,787,868
Pennsylvania Economic Development Financing Authority Parking System Revenue, 5.00%, 01/01/2029	600,000	639,042
Pennsylvania Economic Development Financing Authority Parking System Revenue, 5.00%, 01/01/2030	655,000	706,855
Pennsylvania Economic Development Financing Authority Parking System Revenue, 5.00%, 01/01/2031	670,000	731,109
5.00%, 01/01/2032	1,000,000	1,100,402
5.00%, 01/01/2033 (Callable 01/01/2032)	1,425,000	1,548,799
Pennsylvania Economic Development Financing Authority Parking System Revenue, 0.00%, 01/01/2034(e)	5,090,000	3,592,355
0.00%, 01/01/2039(e)	3,640,000	1,957,420
4.25%, 01/01/2050 (Callable 01/01/2032)	2,000,000	1,822,545

	Par	Value
Pennsylvania Higher Educational Facilities Authority
5.00%, 05/01/2035 (Callable 05/01/2026)	$4,350,000	$4,371,739
5.00%, 07/01/2035 (Callable 07/01/2026)	300,000	284,701
5.00%, 08/15/2042 (Callable 08/15/2027)	1,350,000	1,356,025
Pennsylvania Housing Finance Agency
3.50%, 10/01/2046 (Callable 10/01/2025)	20,000	19,972
4.00%, 10/01/2049 (Callable 10/01/2028)	305,000	305,068
3.50%, 04/01/2051 (Callable 10/01/2029)	1,325,000	1,322,053
4.25%, 10/01/2052 (Callable 04/01/2032)	4,600,000	4,639,835
5.75%, 10/01/2053 (Callable 10/01/2032)	1,042,870	1,105,658
Pennsylvania Turnpike Commission, 5.00%, 12/01/2032 (Callable 12/01/2027)	1,655,000	1,721,798
5.00%, 12/01/2035 (Callable 12/01/2027)	2,000,000	2,063,552
0.00%, 12/01/2037 (Callable 12/01/2035)(e)	665,000	635,362
4.75%, 12/01/2037 (Callable 12/01/2026)	600,000	606,537
5.00%, 12/01/2038 (Callable 12/01/2028)	2,480,000	2,554,293
5.13%, 12/01/2040 (Callable 06/01/2029)	795,000	824,098
4.90%, 12/01/2044 (Callable 12/01/2026)	3,000,000	3,016,047
5.00%, 12/01/2044 (Callable 12/01/2029)	5,335,000	5,349,975
5.25%, 12/01/2045 (Callable 12/01/2025)	3,000,000	3,004,031
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, 5.25%, 12/01/2044 (Callable 12/01/2028)	785,000	793,228
Philadelphia Authority for Industrial Development, 5.00%, 07/01/2033 (Callable 07/01/2027)	3,000,000	3,087,794
Philadelphia Gas Works Co.
4.00%, 08/01/2039 (Callable 08/01/2030)	1,250,000	1,225,515
5.25%, 08/01/2041 (Callable 08/01/2034)	2,000,000	2,147,207
5.25%, 08/01/2043 (Callable 08/01/2034)	3,360,000	3,548,819
Pittsburgh Water & Sewer Authority
5.00%, 09/01/2040 (Callable 09/01/2035)	400,000	426,657

The accompanying notes are an integral part of these financial statements.

265

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Pennsylvania - (Continued)
5.00%, 09/01/2041 (Callable 09/01/2035)	$500,000	$527,576
5.00%, 09/01/2043 (Callable 09/01/2035)	485,000	504,412
Plum Boro School District/PA
5.00%, 05/15/2042 (Callable 05/15/2030)	1,280,000	1,313,093
5.00%, 05/15/2043 (Callable 05/15/2030)	1,345,000	1,376,292
Ridley School District
4.00%, 09/15/2031 (Callable 08/01/2025)	830,000	830,156
4.00%, 11/15/2037 (Callable 11/15/2029)	325,000	318,481
Ridley School District, 5.00%, 11/15/2044 (Callable 05/15/2032)	2,000,000	2,037,278
School District of Philadelphia, 5.00%, 09/01/2032 (Callable 09/01/2025)	575,000	576,439
Scranton School District/PA, 5.00%, 12/01/2034 (Callable 12/01/2027)	650,000	671,463
Somerset Area School District, 5.00%, 02/15/2039 (Callable 02/15/2031)	1,505,000	1,575,491
Sports & Exhibition Authority of Pittsburgh & Allegheny County
5.00%, 12/15/2028 (Callable 12/15/2027)	500,000	524,967
5.00%, 02/01/2031	3,175,000	3,453,986
5.00%, 02/01/2034 (Callable 02/01/2032)	4,000,000	4,364,818
State Public School Building Authority
0.00%, 05/15/2027(e)	160,000	150,400
5.00%, 06/01/2027 (Callable 12/01/2026)	730,000	746,045
0.00%, 05/15/2030(e)	1,780,000	1,504,439
5.00%, 06/01/2031 (Callable 12/01/2026)	6,900,000	7,006,659
5.00%, 06/01/2033 (Callable 12/01/2026)	3,365,000	3,407,738
5.00%, 06/01/2034 (Callable 12/01/2026)	3,825,000	3,860,893
Steel Valley School District
5.00%, 11/01/2040 (Callable 11/01/2034)	765,000	796,351
5.00%, 11/01/2042 (Callable 11/01/2034)	730,000	747,709
Steelton-Highspire School District, 4.00%, 11/15/2032 (Callable 11/15/2029)	1,295,000	1,308,999

	Par	Value
Township of Westtown PA
5.00%, 12/15/2042 (Callable 12/15/2029)	$975,000	$989,218
5.00%, 12/15/2048 (Callable 12/15/2029)	1,470,000	1,476,822
Tulpehocken Area School District, 5.25%, 10/01/2049 (Callable 10/01/2031)	1,000,000	1,015,705
University Area Joint Authority Sewer Revenue
5.00%, 11/01/2037 (Callable 11/01/2029)	1,965,000	2,048,172
5.00%, 11/01/2038 (Callable 11/01/2029)	1,880,000	1,947,184
Upper Darby School District/PA
5.00%, 04/01/2042 (Callable 10/01/2031)	700,000	719,310
5.00%, 04/01/2043 (Callable 10/01/2031)	1,015,000	1,037,610
5.00%, 04/01/2044 (Callable 10/01/2031)	1,000,000	1,017,859
Westmoreland County Industrial Development Authority/PA
5.00%, 07/01/2029	725,000	755,384
5.00%, 07/01/2030	825,000	862,937
Wilson School District
5.00%, 03/01/2034 (Callable 03/01/2029)	1,535,000	1,626,377
5.00%, 03/01/2035 (Callable 03/01/2029)	1,645,000	1,740,628
5.00%, 03/01/2038 (Callable 03/01/2029)	1,455,000	1,532,381
5.00%, 03/01/2039 (Callable 03/01/2029)	750,000	788,302
York Suburban School District, 4.00%, 05/01/2030 (Callable 08/01/2025)	1,780,000	1,780,455
		187,845,218
Puerto Rico - 0.0%(f)
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth
5.00%, 07/01/2028	135,000	139,988
5.00%, 07/01/2034 (Callable 07/01/2031)	200,000	207,984
5.00%, 07/01/2035 (Callable 07/01/2031)	200,000	206,602
		554,574
Rhode Island - 0.4%
Providence Public Building Authority
5.00%, 09/15/2028	1,000,000	1,059,710
5.00%, 09/15/2031	1,400,000	1,535,358

The accompanying notes are an integral part of these financial statements.

266

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Rhode Island - (Continued)
Rhode Island Commerce Corp., 5.00%, 07/01/2033 (Callable 07/01/2028)	$950,000	$993,089
Rhode Island Health and Educational Building Corp.
4.00%, 09/15/2031 (Callable 09/15/2026)	125,000	125,289
3.75%, 05/15/2032 (Callable 05/15/2027)	3,000,000	3,004,862
5.00%, 05/15/2033 (Callable 05/15/2026)	350,000	352,389
5.50%, 05/15/2040 (Callable 05/15/2032)	540,000	579,338
4.13%, 05/15/2054 (Callable 05/15/2034)	2,000,000	1,787,640
Rhode Island Housing & Mortgage Finance Corp.
3.30%, 04/01/2028 (Callable 04/01/2027)	1,680,000	1,682,149
5.00%, 04/01/2049 (Callable 04/01/2033)	1,000,000	995,657
3.00%, 10/01/2051 (Callable 04/01/2030)	1,910,000	1,878,078
Rhode Island Student Loan Authority
5.00%, 12/01/2027(b)	1,000,000	1,031,450
5.00%, 12/01/2028(b)	1,000,000	1,039,704
5.00%, 12/01/2032(b)	1,125,000	1,188,938
		17,253,651
South Carolina - 1.1%
County of Lancaster SC, 4.00%, 06/01/2032 (Callable 06/01/2027)	1,000,000	1,001,354
Greenville-Spartanburg Airport District, 5.25%, 07/01/2054 (Callable 07/01/2034)	3,500,000	3,596,204
Greenwood Fifty Schools Facilities, Inc., 5.00%, 12/01/2028 (Callable 06/01/2026)	285,000	289,713
Lexington County Health Services District, Inc., 5.00%, 11/01/2036 (Callable 05/01/2026)	1,000,000	1,005,139
Patriots Energy Group Financing Agency, 5.25%, 10/01/2054 (Callable 05/01/2031)(a)	2,000,000	2,113,973
Piedmont Municipal Power Agency, 0.00%, 01/01/2029(e)	2,815,000	2,514,104
Scago Educational Facilities Corp. for Cherokee School District No 1, 5.00%, 12/01/2028 (Callable 08/01/2025)	1,230,000	1,231,320
SCAGO Educational Facilities Corp. for Pickens School District, 5.00%, 12/01/2029 (Callable 08/01/2025)	675,000	675,773

	Par	Value
South Carolina Jobs-Economic Development Authority
5.25%, 11/15/2028 (Callable 08/01/2025)	$3,350,000	$3,352,752
5.00%, 05/01/2029 (Callable 05/01/2028)	1,080,000	1,133,041
5.75%, 11/15/2029 (Callable 08/01/2025)	2,200,000	2,199,868
4.00%, 08/15/2030 (Callable 08/15/2026)	270,000	270,047
5.00%, 05/01/2031 (Callable 05/01/2028)	400,000	416,516
5.25%, 08/15/2033 (Callable 08/15/2026)	2,500,000	2,530,894
5.25%, 07/01/2037 (Callable 07/01/2026)	100,000	100,625
South Carolina Public Service Authority, 5.00%, 12/01/2032 (Callable 06/01/2026)	1,500,000	1,514,893
South Carolina State Housing Finance & Development Authority
5.00%, 01/01/2032	430,000	469,125
South Carolina State Housing Finance & Development Authority, 5.00%, 07/01/2032	955,000	1,044,777
South Carolina State Housing Finance & Development Authority, 5.00%, 01/01/2033	980,000	1,070,950
5.00%, 07/01/2033	480,000	525,275
3.80%, 01/01/2049 (Callable 07/01/2027)	125,000	100,820
3.75%, 01/01/2050 (Callable 01/01/2029)	2,750,000	2,754,948
4.00%, 07/01/2050 (Callable 07/01/2029)	1,510,000	1,519,830
3.00%, 01/01/2052 (Callable 07/01/2030)	6,130,000	6,028,527
South Carolina State Housing Finance & Development Authority, 6.50%, 07/01/2055 (Callable 07/01/2033)	9,350,000	10,568,726
Spartanburg Regional Health Services District
4.00%, 04/15/2036 (Callable 04/15/2030)	445,000	443,756
4.00%, 04/15/2037 (Callable 04/15/2030)	500,000	490,940
4.00%, 04/15/2038 (Callable 04/15/2030)	500,000	484,173
Williamsburg County Public Facilities Corp., 4.00%, 06/01/2032 (Callable 06/01/2030)	490,000	499,091
		49,947,154

The accompanying notes are an integral part of these financial statements.

267

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
South Dakota - 0.4%
City of Brandon SD Sales Tax Revenue, 5.00%, 08/01/2037 (Callable 08/01/2030)	$1,880,000	$1,941,882
City of Rapid City SD Airport Revenue, 4.00%, 12/01/2035 (Callable 12/01/2029)	3,260,000	3,061,338
City of Spearfish SD Sales Tax Revenue, 4.00%, 12/15/2029	975,000	1,000,978
County of Minnehaha SD, 5.00%, 12/01/2041 (Callable 12/01/2032)	1,000,000	1,043,355
South Dakota Health & Educational Facilities Authority
3.00%, 09/01/2029 (Callable 09/01/2028)	380,000	366,625
3.00%, 09/01/2030 (Callable 09/01/2028)	175,000	167,124
4.00%, 11/01/2034 (Callable 08/01/2025)	4,240,000	4,239,793
4.00%, 11/01/2040 (Callable 11/01/2025)	325,000	302,903
3.00%, 09/01/2041 (Callable 09/01/2028)	250,000	185,506
South Dakota Housing Development Authority
4.00%, 05/01/2049 (Callable 05/01/2028)	905,000	908,415
6.25%, 05/01/2055 (Callable 05/01/2032)	960,000	1,040,285
6.25%, 11/01/2055 (Callable 05/01/2033)	2,785,000	3,085,115
		17,343,319
Tennessee - 1.7%
Chattanooga Health Educational & Housing Facility Board, 3.80%, 12/01/2029(a)	1,900,000	1,918,478
City of Clarksville TN Electric System Revenue, 4.13%, 09/01/2039 (Callable 09/01/2032)	1,000,000	997,701
City of Columbia TN, 3.25%, 12/01/2037 (Callable 12/01/2032)	1,675,000	1,527,476
City of Jackson TN
5.00%, 04/01/2029 (Callable 07/22/2025)	1,125,000	1,125,810
5.00%, 04/01/2036 (Callable 07/22/2025)	3,205,000	3,205,291
5.00%, 04/01/2037 (Callable 10/01/2028)	640,000	652,481
City of Memphis TN Gas Revenue, 4.00%, 12/01/2033 (Callable 12/01/2026)	1,780,000	1,785,777

	Par	Value
4.00%, 12/01/2034 (Callable 12/01/2026)	$1,310,000	$1,311,177
Cleveland Housing Authority, 4.00%, 08/01/2026(a)(c)	3,380,000	3,381,299
County of Putnam TN, 2.00%, 04/01/2035 (Callable 04/01/2030)	3,875,000	3,137,595
Hamilton County & Chattanooga Sports Authority
5.50%, 12/01/2040 (Callable 12/01/2034)	825,000	925,569
5.50%, 12/01/2041 (Callable 12/01/2034)	975,000	1,083,678
5.50%, 12/01/2042 (Callable 12/01/2034)	700,000	772,704
Knox County Health Educational & Housing Facility Board
5.00%, 01/01/2026 (Callable 08/01/2025)	145,000	146,395
3.95%, 12/01/2027(a)	990,000	991,456
5.00%, 07/01/2031	185,000	201,032
5.00%, 07/01/2033	675,000	740,441
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
5.00%, 12/01/2026 (Callable 12/01/2025)(a)	2,492,000	2,508,547
5.00%, 05/01/2037 (Callable 05/01/2033)	1,220,000	1,290,327
5.00%, 05/01/2039 (Callable 05/01/2033)	500,000	518,560
5.00%, 05/01/2040 (Callable 05/01/2033)	725,000	745,617
5.25%, 05/01/2053 (Callable 05/01/2033)	2,000,000	1,991,908
Metropolitan Government Nashville & Davidson County Sports Authority, 5.00%, 07/01/2036 (Callable 01/01/2034)	2,195,000	2,405,417
5.00%, 07/01/2037 (Callable 01/01/2034)	1,000,000	1,081,344
Metropolitan Government of Nashville & Davidson County TN
4.00%, 07/01/2032 (Callable 07/01/2027)	1,750,000	1,767,081
3.00%, 01/01/2034 (Callable 01/01/2031)	2,010,000	1,903,567
Metropolitan Nashville Airport Authority
5.00%, 07/01/2032 (Callable 08/01/2025)(b)	1,350,000	1,350,499
5.50%, 07/01/2042 (Callable 07/01/2032)(b)	1,125,000	1,175,744
Tennergy Corp./TN
5.50%, 12/01/2030	3,470,000	3,748,823
5.50%, 10/01/2053 (Callable 09/01/2030)(a)	7,285,000	7,646,066

The accompanying notes are an integral part of these financial statements.

268

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Tennessee - (Continued)
Tennessee Energy Acquisition Corp., 5.00%, 02/01/2027	$215,000	$218,392
Tennessee Housing Development Agency
3.60%, 01/01/2031 (Callable 07/22/2025)	1,025,000	1,024,997
3.10%, 07/01/2036 (Callable 01/01/2026)	245,000	215,217
3.55%, 07/01/2039 (Callable 07/22/2025)	180,000	157,577
4.00%, 01/01/2042 (Callable 07/01/2026)	60,000	60,150
3.60%, 07/01/2042 (Callable 01/01/2027)	350,000	306,723
3.85%, 07/01/2043 (Callable 07/01/2027)	2,000,000	1,756,254
4.00%, 07/01/2043 (Callable 07/22/2025)	990,000	872,002
4.45%, 07/01/2043 (Callable 07/01/2032)	2,300,000	2,279,013
3.50%, 07/01/2045 (Callable 01/01/2026)	1,560,000	1,556,870
4.00%, 07/01/2045 (Callable 07/22/2025)	25,000	24,988
3.50%, 01/01/2047 (Callable 01/01/2026)	20,000	19,966
4.50%, 07/01/2049 (Callable 01/01/2028)	355,000	358,490
3.75%, 01/01/2050 (Callable 01/01/2029)	695,000	696,228
6.25%, 01/01/2054 (Callable 07/01/2032)	13,050,000	14,113,649
Tennessee State School Bond Authority, 5.00%, 11/01/2047 (Callable 11/01/2032)	1,000,000	1,020,515
		76,718,891
Texas - 14.2%
Alamo Community College District
5.00%, 08/15/2038 (Callable 08/15/2027)	1,040,000	1,058,782
4.50%, 08/15/2042 (Callable 08/15/2031)	750,000	750,486
Alvarado Independent School District/TX, 2.75%, 02/15/2052(a)	500,000	499,265
Arcola Municipal Management District No 1
4.00%, 11/01/2037 (Callable 11/01/2030)	520,000	511,358
4.00%, 11/01/2039 (Callable 11/01/2030)	1,115,000	1,055,131
4.00%, 11/01/2040 (Callable 11/01/2030)	600,000	559,970

	Par	Value
Arlington Higher Education Finance Corp.
4.00%, 08/15/2028 (Callable 08/15/2026)	$250,000	$253,022
5.00%, 08/15/2028	980,000	1,047,191
4.00%, 08/15/2029	325,000	332,595
5.00%, 08/15/2029	560,000	605,885
4.00%, 08/15/2030	415,000	424,733
5.00%, 08/15/2030	605,000	662,479
5.00%, 08/15/2031	585,000	648,007
5.00%, 08/15/2032	660,000	735,740
4.00%, 08/15/2036 (Callable 08/15/2029)	1,150,000	1,148,725
4.00%, 08/15/2037 (Callable 08/15/2031)	765,000	760,777
4.00%, 02/15/2040 (Callable 08/01/2025)	805,000	746,562
5.00%, 08/15/2040 (Callable 08/15/2035)	750,000	785,240
4.13%, 08/15/2042 (Callable 08/15/2031)	2,920,000	2,730,776
5.00%, 08/15/2045 (Callable 08/15/2035)	1,500,000	1,505,548
Arlington Housing Finance Corp.
4.50%, 04/01/2041 (Callable 04/01/2026)(a)	5,415,000	5,467,871
3.50%, 11/01/2043 (Callable 07/22/2025)(a)	5,000,000	5,000,140
Austin Affordable Pfc, Inc.
5.00%, 09/01/2028 (Callable 09/01/2027)(a)	1,050,000	1,096,437
5.00%, 09/01/2028 (Callable 09/01/2027)(a)	800,000	832,469
Austin Independent School District, 5.00%, 08/01/2048 (Callable 02/01/2029)	2,000,000	2,023,756
Austin-Bergstrom Landhost Enterprises, Inc.
5.00%, 10/01/2032 (Callable 10/01/2027)	1,000,000	1,022,131
5.00%, 10/01/2035 (Callable 10/01/2027)	1,250,000	1,267,690
5.00%, 10/01/2036 (Callable 10/01/2027)	885,000	895,156
Barker Cypress Municipal Utility District, 4.00%, 04/01/2028 (Callable 08/01/2025)	1,125,000	1,125,377
Baytown Municipal Development District, 3.50%, 10/01/2031(c)	1,020,000	858,262
Belton Independent School District, 4.00%, 02/15/2034 (Callable 02/15/2027)	665,000	665,875
Bexar County Housing Finance Corp., 4.05%, 03/01/2028 (Callable 09/01/2025)(a)	1,000,000	1,001,293

The accompanying notes are an integral part of these financial statements.

269

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
Boerne Independent School District
3.85%, 12/01/2043(a)	$2,445,000	$2,491,327
4.00%, 02/01/2054(a)	2,670,000	2,733,241
Brazoria County Municipal Utility District No 40, 6.50%, 09/01/2031 (Callable 09/01/2030)	175,000	199,289
Brazoria County Municipal Utility District No 55, 3.00%, 09/01/2042 (Callable 09/01/2027)	970,000	711,018
Brazoria County Municipal Utility District No 61, 4.00%, 09/01/2036 (Callable 09/01/2028)	685,000	683,742
Brazoria County Toll Road Authority, 4.00%, 03/01/2040 (Callable 03/01/2030)	1,400,000	1,323,406
Brazos County Municipal Utility District No 1
4.00%, 09/01/2035 (Callable 09/01/2030)	275,000	276,344
4.00%, 09/01/2036 (Callable 09/01/2030)	290,000	289,467
4.00%, 09/01/2037 (Callable 09/01/2030)	305,000	299,523
Brookfield Water Control & Improvement District, 4.00%, 09/01/2049 (Callable 09/01/2030)	1,155,000	988,241
Capital Area Housing Finance Corp., 3.65%, 01/01/2041 (Callable 07/22/2025)(a)	1,050,000	1,050,092
Cedar Hill Independent School District, 5.00%, 02/15/2042 (Callable 02/15/2034)	3,000,000	3,144,318
Cedar Port Navigation & Improvement District
5.00%, 09/01/2025	1,700,000	1,703,572
5.00%, 09/01/2026	1,700,000	1,739,188
Central Texas Regional Mobility Authority
5.00%, 01/01/2039 (Callable 01/01/2030)	710,000	735,418
4.00%, 01/01/2040 (Callable 01/01/2031)	1,250,000	1,175,614
5.00%, 01/01/2043 (Callable 01/01/2028)	2,840,000	2,857,106
Chisum Independent School District, 4.00%, 08/15/2048 (Callable 08/15/2032)	1,450,000	1,278,465
City of Austin TX Airport System Revenue, 5.00%, 11/15/2025(b)	1,000,000	1,006,405

	Par	Value
City of Beaumont TX Waterworks & Sewer System Revenue
5.00%, 09/01/2041 (Callable 09/01/2033)	$1,000,000	$1,044,630
5.00%, 09/01/2042 (Callable 09/01/2033)	1,235,000	1,280,461
5.00%, 09/01/2049 (Callable 09/01/2033)	2,700,000	2,745,442
City of Bryan TX Rural Electric System Revenue, 4.00%, 07/01/2040 (Callable 07/01/2027)	250,000	230,262
City of Celina TX
5.00%, 09/01/2031	510,000	545,492
5.00%, 09/01/2032	535,000	575,110
City of Conroe TX
5.00%, 03/01/2031 (Callable 03/01/2028)	380,000	400,590
5.00%, 11/15/2036 (Callable 11/15/2028)	500,000	521,924
City of Dallas Housing Finance Corp.
5.00%, 07/01/2026 (Callable 12/01/2025)(a)	2,750,000	2,768,261
5.00%, 10/01/2028 (Callable 10/01/2027)(a)	930,000	967,243
4.45%, 04/01/2041	2,000,000	1,970,152
City of Dallas TX Waterworks & Sewer System Revenue, 4.00%, 10/01/2034 (Callable 10/01/2025)	500,000	500,339
City of Fort Worth TX, 5.00%, 09/01/2044 (Callable 09/01/2031)	860,000	874,848
City of Friendswood TX Waterworks & Sewer System Revenue, 3.00%, 03/01/2034 (Callable 03/01/2031)	700,000	638,770
City of Garland TX Electric Utility System Revenue, 5.00%, 03/01/2029 (Callable 03/01/2026)	245,000	248,179
City of Hondo TX, 5.00%, 02/01/2037 (Callable 02/01/2033)	300,000	318,722
City of Houston TX, 5.50%, 12/01/2029	500,000	534,898
City of Houston TX Airport System Revenue, 5.00%, 07/01/2039 (Callable 07/01/2028)	6,440,000	6,529,843
City of Hutto TX, 4.25%, 08/01/2047 (Callable 08/01/2032)	1,205,000	1,090,837
City of Magnolia TX, 5.70%, 09/01/2046(c)	935,000	885,355

The accompanying notes are an integral part of these financial statements.

270

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
City of Manvel TX, 5.25%, 02/15/2039 (Callable 02/15/2033)	$1,045,000	$1,128,506
City of Mesquite TX Waterworks & Sewer System Revenue
5.00%, 03/01/2039 (Callable 03/01/2032)	500,000	523,069
5.00%, 03/01/2040 (Callable 03/01/2032)	500,000	518,839
5.00%, 03/01/2041 (Callable 03/01/2032)	500,000	515,703
5.00%, 03/01/2042 (Callable 03/01/2032)	500,000	513,382
City of Paris TX, 3.00%, 12/15/2035 (Callable 12/15/2030)	610,000	561,049
City of Princeton TX, 2.00%, 02/15/2036 (Callable 02/15/2030)	300,000	228,374
City of Round Rock TX, 4.63%, 08/15/2047 (Callable 08/15/2034)	2,605,000	2,518,619
City of San Antonio TX Airport System, 5.00%, 07/01/2033 (Callable 08/01/2025)(b)	1,190,000	1,190,404
City of San Antonio TX Electric & Gas Systems Revenue
5.00%, 02/01/2045 (Callable 02/01/2030)	3,100,000	3,130,946
1.13%, 12/01/2045(a)	700,000	675,801
2.00%, 02/01/2049(a)	8,775,000	8,386,386
5.25%, 02/01/2049 (Callable 08/01/2034)	1,000,000	1,038,144
City of San Marcos TX Waterworks & Sewer System Revenue, 5.00%, 08/15/2038 (Callable 08/15/2034)	1,670,000	1,800,323
City of Temple TX
4.00%, 08/01/2035 (Callable 08/01/2030)	650,000	646,683
4.00%, 08/01/2037 (Callable 08/01/2030)	200,000	194,544
4.00%, 08/01/2038 (Callable 08/01/2030)	165,000	156,419
4.00%, 08/01/2039 (Callable 08/01/2030)	435,000	405,520
Clifton Higher Education Finance Corp.
5.00%, 08/15/2025	360,000	360,755
4.00%, 08/15/2030 (Callable 08/15/2026)	800,000	802,901
4.00%, 08/15/2032 (Callable 08/15/2026)	600,000	600,422
4.00%, 08/15/2033 (Callable 08/15/2028)	2,000,000	2,032,418

	Par	Value
4.00%, 04/01/2034 (Callable 04/01/2030)	$325,000	$327,761
5.00%, 08/15/2034 (Callable 08/15/2026)	1,000,000	1,019,260
4.00%, 04/01/2035 (Callable 04/01/2030)	250,000	250,974
4.00%, 08/15/2035 (Callable 08/15/2029)	1,380,000	1,382,236
5.00%, 08/15/2036 (Callable 08/15/2026)	1,000,000	1,017,274
5.25%, 02/15/2044 (Callable 02/15/2034)	1,250,000	1,303,752
5.25%, 02/15/2045 (Callable 02/15/2034)	1,400,000	1,445,894
Collin County Municipal Utility District No 2
4.75%, 09/01/2036 (Callable 10/01/2029)	1,470,000	1,511,450
5.13%, 09/01/2048 (Callable 10/01/2029)	1,500,000	1,512,401
Colony Municipal Utility District No 1A
7.00%, 08/15/2026	265,000	276,045
7.00%, 08/15/2029	310,000	347,743
5.00%, 08/15/2030 (Callable 08/15/2029)	330,000	349,024
Colony Municipal Utility District No 1B, 4.00%, 08/15/2037 (Callable 08/15/2029)	710,000	699,618
Comal County Water Control & Improvement District No 6
4.00%, 03/01/2031 (Callable 03/01/2028)	560,000	568,669
4.00%, 03/01/2032 (Callable 03/01/2028)	690,000	698,251
4.00%, 03/01/2033 (Callable 03/01/2028)	720,000	725,817
4.38%, 03/01/2033 (Callable 03/01/2028)	425,000	432,446
4.00%, 03/01/2034 (Callable 03/01/2028)	750,000	753,419
4.38%, 03/01/2034 (Callable 03/01/2028)	445,000	451,220
4.38%, 03/01/2035 (Callable 03/01/2028)	475,000	479,798
4.38%, 03/01/2036 (Callable 03/01/2028)	500,000	503,573
4.38%, 03/01/2037 (Callable 03/01/2028)	530,000	532,397
4.38%, 03/01/2038 (Callable 03/01/2028)	560,000	560,836
4.38%, 03/01/2042 (Callable 03/01/2028)	1,250,000	1,190,499
4.38%, 03/01/2045 (Callable 03/01/2028)	2,330,000	2,179,817

The accompanying notes are an integral part of these financial statements.

271

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
Conroe Municipal Management District No 1, 4.00%, 09/01/2032 (Callable 09/01/2028)	$410,000	$415,509
County of Calhoun TX
5.00%, 02/15/2037 (Callable 02/15/2033)	1,400,000	1,500,412
5.00%, 02/15/2038 (Callable 02/15/2033)	1,000,000	1,062,408
5.00%, 02/15/2040 (Callable 02/15/2033)	1,065,000	1,111,872
County of Denton TX, 3.00%, 07/15/2034 (Callable 07/15/2026)	885,000	828,111
County of Harris TX Toll Road Revenue, 5.00%, 08/15/2043 (Callable 02/15/2028)	500,000	505,152
County of La Salle TX, 5.00%, 03/01/2034 (Callable 03/01/2027)	640,000	651,184
County of Smith TX, 5.00%, 08/15/2035 (Callable 08/15/2032)	915,000	992,182
County of Wichita TX, 5.00%, 09/15/2042 (Callable 09/15/2027)	1,000,000	1,004,209
County of Wise TX
5.00%, 08/15/2029	880,000	920,412
5.00%, 08/15/2033 (Callable 08/15/2031)	930,000	974,599
Crane Independent School District
5.00%, 02/15/2037 (Callable 02/15/2032)	750,000	805,319
5.00%, 02/15/2039 (Callable 02/15/2032)	800,000	847,662
Dallas Independent School District, 5.00%, 02/15/2055(a)	4,000,000	4,206,349
Danbury Higher Education Authority, Inc.
4.00%, 02/15/2028 (Callable 02/15/2027)	250,000	254,553
4.00%, 02/15/2031 (Callable 02/15/2027)	200,000	202,335
Deaf Smith County Hospital District
5.00%, 03/01/2030 (Callable 03/01/2027)	1,000,000	1,013,613
5.00%, 03/01/2034 (Callable 03/01/2027)	1,120,000	1,127,023
4.00%, 03/01/2040 (Callable 03/01/2027)	2,045,000	1,718,104
Deer Park Independent School District, 5.00%, 08/15/2048 (Callable 08/15/2032)	1,500,000	1,534,354

	Par	Value
East Fork Fresh Water Supply District No 1-A
4.75%, 09/01/2039 (Callable 12/01/2029)	$240,000	$241,271
4.75%, 09/01/2040 (Callable 12/01/2029)	290,000	290,485
Ector County Independent School District, 4.00%, 08/15/2049(a)	3,035,000	3,097,387
El Paso County Hospital District
5.00%, 08/15/2025	100,000	100,099
5.00%, 02/15/2026	310,000	313,496
5.00%, 02/15/2027	300,000	309,889
5.00%, 08/15/2027	2,040,000	2,091,297
5.00%, 02/15/2028	475,000	499,429
5.00%, 02/15/2029	500,000	533,256
5.00%, 08/15/2029	1,650,000	1,767,480
5.00%, 02/15/2030	1,050,000	1,133,317
5.00%, 08/15/2030	1,800,000	1,946,502
5.00%, 02/15/2031	1,105,000	1,204,233
5.00%, 08/15/2031	1,680,000	1,827,293
5.00%, 02/15/2032	1,160,000	1,272,344
5.00%, 02/15/2033	620,000	682,210
5.00%, 02/15/2035	2,190,000	2,409,782
5.00%, 02/15/2043 (Callable 02/15/2034)	1,000,000	1,017,804
5.00%, 02/15/2044 (Callable 02/15/2034)	550,000	557,511
El Paso Independent School District, 5.00%, 02/01/2040 (Callable 02/01/2026)(a)	2,925,000	2,956,201
EP Cimarron Ventanas PFC, 4.13%, 12/01/2039 (Callable 12/01/2034)	3,500,000	3,319,550
EP Essential Housing WF PFC, 4.25%, 12/01/2034 (Callable 12/01/2031)	6,000,000	5,948,704
Eula Independent School District/TX, 4.13%, 02/15/2048 (Callable 02/15/2032)	3,000,000	2,715,947
Forney Independent School District, 5.00%, 08/15/2039 (Callable 08/15/2031)	2,220,000	2,328,034
Fort Bend County Municipal Utility District No 133, 3.50%, 09/01/2039 (Callable 08/01/2025)	800,000	695,426
Fort Bend County Municipal Utility District No 134C, 3.25%, 03/01/2035 (Callable 03/01/2029)	590,000	555,232
Fort Bend County Municipal Utility District No 134D, 3.50%, 09/01/2048 (Callable 09/01/2030)	2,360,000	1,766,085

The accompanying notes are an integral part of these financial statements.

272

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
Fort Bend County Municipal Utility District No 134E, 4.00%, 09/01/2038 (Callable 08/01/2029)	$1,225,000	$1,162,094
Fort Bend County Municipal Utility District No 141, 5.00%, 09/01/2033 (Callable 09/01/2028)	1,075,000	1,113,917
Fort Bend County Municipal Utility District No 182
4.00%, 09/01/2031 (Callable 09/01/2029)	1,190,000	1,217,166
4.00%, 09/01/2032 (Callable 09/01/2029)	1,260,000	1,283,871
4.00%, 09/01/2033 (Callable 09/01/2029)	1,300,000	1,319,290
4.00%, 09/01/2034 (Callable 09/01/2029)	1,380,000	1,394,370
4.00%, 09/01/2035 (Callable 09/01/2029)	1,430,000	1,437,921
4.00%, 09/01/2036 (Callable 09/01/2029)	1,515,000	1,516,082
Fort Bend County Municipal Utility District No 184
4.25%, 04/01/2038 (Callable 04/01/2027)	630,000	624,886
4.50%, 04/01/2040 (Callable 04/01/2027)	1,055,000	1,048,725
4.50%, 04/01/2042 (Callable 04/01/2027)	1,130,000	1,098,640
Fort Bend County Municipal Utility District No 215, 5.00%, 09/01/2033 (Callable 10/01/2030)	1,240,000	1,311,283
Fort Bend County Municipal Utility District No 5, 5.75%, 09/01/2025	325,000	326,225
Fort Bend County Municipal Utility District No 58
3.00%, 04/01/2034 (Callable 04/01/2029)	450,000	407,476
3.00%, 04/01/2035 (Callable 04/01/2029)	430,000	380,617
3.00%, 04/01/2037 (Callable 04/01/2029)	825,000	697,621
Fort Bend Independent School District, 4.00%, 08/01/2054(a)	12,000,000	12,222,191
Fourth Ward Redevelopment Authority
4.25%, 09/01/2045 (Callable 09/01/2034)	1,250,000	1,164,656
4.50%, 09/01/2047 (Callable 09/01/2034)	1,000,000	958,628
4.50%, 09/01/2049 (Callable 09/01/2034)	750,000	711,636

	Par	Value
Freddie Mac Multifamily ML Certificates, 4.14%, 01/25/2040(a)	$5,391,677	$5,181,950
Fulshear Municipal Utility District No 3A
6.50%, 09/01/2028	120,000	131,673
Fulshear Municipal Utility District No 3A, 6.50%, 09/01/2029	895,000	1,004,336
Fulshear Municipal Utility District No 3A, 4.00%, 09/01/2032 (Callable 09/01/2029)	770,000	782,495
4.00%, 09/01/2035 (Callable 09/01/2029)	665,000	666,904
4.00%, 09/01/2036 (Callable 09/01/2029)	805,000	801,371
4.25%, 09/01/2039 (Callable 09/01/2029)	720,000	706,462
Fulshear Municipal Utility District No 3A, 4.25%, 09/01/2040 (Callable 09/01/2029)	1,285,000	1,246,092
4.38%, 09/01/2042 (Callable 09/01/2029)	465,000	447,438
Galveston County Municipal Utility District No 56
4.50%, 06/01/2035 (Callable 06/01/2030)	360,000	370,184
4.50%, 06/01/2036 (Callable 06/01/2030)	305,000	311,894
4.75%, 06/01/2038 (Callable 06/01/2030)	1,425,000	1,455,833
4.75%, 06/01/2039 (Callable 06/01/2030)	760,000	772,486
4.88%, 06/01/2040 (Callable 06/01/2030)	535,000	544,423
Glasscock County Independent School District
5.00%, 02/15/2032 (Callable 02/15/2028)	760,000	793,704
5.00%, 02/15/2033 (Callable 02/15/2028)	885,000	921,609
Grand Parkway Transportation Corp.
5.30%, 10/01/2032 (Callable 10/01/2028)	95,000	101,064
5.45%, 10/01/2034 (Callable 10/01/2028)	180,000	191,214
5.50%, 10/01/2035 (Callable 10/01/2028)	100,000	105,971
5.50%, 10/01/2036 (Callable 10/01/2028)	450,000	475,124
5.00%, 10/01/2043 (Callable 04/01/2028)	7,000,000	7,078,699
5.75%, 10/01/2044 (Callable 10/01/2028)	5,000,000	5,180,320
5.80%, 10/01/2045 (Callable 10/01/2028)	1,830,000	1,895,953
5.80%, 10/01/2046 (Callable 10/01/2028)	3,190,000	3,298,517

The accompanying notes are an integral part of these financial statements.

273

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
5.85%, 10/01/2047 (Callable 10/01/2028)	$5,805,000	$6,004,008
5.85%, 10/01/2048 (Callable 10/01/2028)	1,155,000	1,193,416
5.00%, 10/01/2052 (Callable 01/01/2028)(a)	5,000,000	5,236,016
Granger Independent School District, 5.25%, 08/15/2048 (Callable 08/15/2033)	475,000	494,132
Greater Texoma Utility Authority, 5.00%, 10/01/2036 (Callable 10/01/2031)	2,485,000	2,626,675
Harris County Cultural Education Facilities Finance Corp.
5.00%, 05/15/2050 (Callable 05/15/2030)(a)	6,500,000	6,924,422
5.00%, 11/15/2054 (Callable 02/15/2032)(a)	14,000,000	14,988,441
Harris County Hospital District, 4.00%, 02/15/2034 (Callable 02/15/2026)	680,000	678,377
Harris County Improvement District No 1
4.00%, 09/01/2038 (Callable 09/01/2029)	530,000	517,647
4.00%, 09/01/2039 (Callable 09/01/2029)	590,000	560,309
Harris County Improvement District No 18, 4.00%, 11/01/2037 (Callable 11/01/2029)	1,000,000	982,202
Harris County Municipal Utility District No 1
4.00%, 09/01/2035 (Callable 08/01/2028)	985,000	987,988
4.00%, 09/01/2036 (Callable 08/01/2028)	1,030,000	1,028,108
Harris County Municipal Utility District No 157, 4.00%, 03/01/2029 (Callable 08/01/2025)	285,000	285,108
Harris County Municipal Utility District No 165
5.00%, 03/01/2032 (Callable 09/01/2030)	325,000	345,873
5.00%, 03/01/2033 (Callable 09/01/2030)	340,000	360,145
4.00%, 03/01/2035 (Callable 09/01/2030)	330,000	331,358
Harris County Municipal Utility District No 165, 4.00%, 03/01/2036 (Callable 08/01/2029)	1,850,000	1,853,741
4.00%, 03/01/2037 (Callable 08/01/2029)	535,000	533,823

	Par	Value
4.75%, 03/01/2038 (Callable 12/01/2029)	$455,000	$463,122
Harris County Municipal Utility District No 368, 4.00%, 09/01/2025 (Callable 08/01/2025)	1,000,000	999,590
Harris County Municipal Utility District No 423
5.50%, 04/01/2026	450,000	457,548
5.50%, 04/01/2027	450,000	467,667
5.50%, 04/01/2028	450,000	475,147
5.50%, 04/01/2029	475,000	509,693
5.50%, 04/01/2030 (Callable 04/01/2029)	500,000	535,535
Harris County Municipal Utility District No 489, 5.00%, 09/01/2031	1,890,000	1,985,623
Harris County Municipal Utility District No 490, 4.00%, 09/01/2042 (Callable 09/01/2030)	510,000	467,400
Harris County Municipal Utility District No 558
3.00%, 09/01/2032 (Callable 09/01/2029)	360,000	341,963
3.13%, 09/01/2033 (Callable 09/01/2029)	360,000	340,363
3.25%, 09/01/2034 (Callable 09/01/2029)	360,000	338,759
3.38%, 09/01/2035 (Callable 09/01/2029)	360,000	336,915
3.50%, 09/01/2036 (Callable 09/01/2029)	360,000	335,260
3.50%, 09/01/2037 (Callable 09/01/2029)	360,000	326,505
Harris County Municipal Utility District No. 71, 4.00%, 09/01/2028 (Callable 08/01/2025)	250,000	250,181
Harris County-Houston Sports Authority, 0.00%, 11/15/2025(e)	11,185,000	11,045,292
Harrisburg Redevelopment Authority/TX
5.00%, 09/01/2035 (Callable 09/01/2034)	415,000	450,105
5.00%, 09/01/2036 (Callable 09/01/2034)	440,000	472,126
5.00%, 09/01/2037 (Callable 09/01/2034)	420,000	449,733
5.00%, 09/01/2038 (Callable 09/01/2034)	455,000	485,715
5.00%, 09/01/2039 (Callable 09/01/2034)	500,000	529,785
5.00%, 09/01/2040 (Callable 09/01/2034)	500,000	526,155

The accompanying notes are an integral part of these financial statements.

274

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
Harris-Waller Counties Municipal Utility District No 3
6.00%, 09/01/2025	$315,000	$316,338
6.00%, 09/01/2026	335,000	346,259
6.00%, 09/01/2027	365,000	387,179
6.00%, 09/01/2028	390,000	423,339
Harris-Waller Counties Municipal Utility District No 4, 7.25%, 11/01/2031 (Callable 11/01/2030)	330,000	388,443
Headwaters Municipal Utility District of Hays County, 4.38%, 08/15/2038 (Callable 08/15/2029)	1,015,000	1,018,455
Highway 380 Municipal Management District No 1
4.00%, 05/01/2035 (Callable 08/01/2029)	1,310,000	1,322,186
4.00%, 05/01/2036 (Callable 08/01/2029)	1,370,000	1,376,223
4.00%, 05/01/2037 (Callable 08/01/2029)	1,430,000	1,429,345
Houston Higher Education Finance Corp., 3.38%, 10/01/2037 (Callable 08/01/2025)	1,070,000	925,965
Houston Housing Finance Corp., 5.00%, 08/01/2041 (Callable 08/01/2026)(a)	4,015,000	4,071,953
Karnes County Hospital District, 5.00%, 02/01/2044 (Callable 02/01/2029)(a)	4,750,000	4,968,573
Katy Development Authority
3.00%, 06/01/2032 (Callable 06/01/2027)	485,000	474,286
3.00%, 06/01/2033 (Callable 06/01/2027)	420,000	404,463
3.00%, 06/01/2034 (Callable 06/01/2027)	575,000	544,189
3.00%, 06/01/2035 (Callable 06/01/2027)	500,000	463,372
3.00%, 06/01/2039 (Callable 06/01/2027)	1,125,000	937,146
Kaufman County Fresh Water Supply District No 4A
5.00%, 09/01/2035 (Callable 12/01/2029)	420,000	436,418
5.00%, 09/01/2036 (Callable 12/01/2029)	715,000	739,268
Kaufman County Municipal Utility District No 10, 4.00%, 03/01/2035 (Callable 03/01/2030)	720,000	725,146
Kaufman County Municipal Utility District No 3, 3.13%, 03/01/2049 (Callable 02/01/2030)	460,000	320,353

	Par	Value
Kendall County Water Control & Improvement District No 2A
5.00%, 09/01/2035 (Callable 11/01/2030)	$1,030,000	$1,077,752
5.00%, 09/01/2040 (Callable 11/01/2030)	790,000	804,198
5.50%, 09/01/2042 (Callable 11/01/2030)	865,000	895,089
5.00%, 09/01/2046 (Callable 11/01/2030)	1,000,000	1,006,835
La Porte Independent School District/TX, 5.00%, 02/15/2043 (Callable 02/15/2035)	770,000	798,834
La Vernia Higher Education Finance Corp., 4.20%, 08/15/2025(c)	125,000	125,152
Lakes Fresh Water Supply District of Denton County
4.00%, 09/01/2031 (Callable 09/01/2029)	680,000	697,119
4.00%, 09/01/2034 (Callable 09/01/2029)	1,745,000	1,767,208
4.25%, 09/01/2040 (Callable 09/01/2029)	425,000	418,086
Lazy Nine Municipal Utility District No 1B
2.00%, 03/01/2035 (Callable 03/01/2027)	525,000	398,772
2.00%, 03/01/2037 (Callable 03/01/2027)	530,000	375,857
Leander Independent School District
0.00%, 08/15/2034(e)	1,000,000	714,455
0.00%, 08/15/2035(e)	4,000,000	2,719,392
5.00%, 08/15/2036 (Callable 02/15/2028)	1,090,000	1,123,384
Lone Star College System, 5.00%, 02/15/2034 (Callable 08/01/2025)	2,475,000	2,478,881
Lower Colorado River Authority, 5.00%, 05/15/2030 (Callable 05/15/2026)	1,380,000	1,400,115
Martin County Hospital District
4.00%, 04/01/2027	225,000	228,366
4.00%, 04/01/2028	430,000	439,227
4.00%, 04/01/2031 (Callable 04/01/2030)	235,000	241,900
4.00%, 04/01/2033 (Callable 04/01/2030)	375,000	380,012
4.00%, 04/01/2034 (Callable 04/01/2030)	500,000	503,647
Matagorda County Navigation District No 1, 4.25%, 05/01/2030(b)	2,000,000	2,052,796
Maypearl Independent School District, 5.00%, 02/15/2043 (Callable 02/15/2033)	1,000,000	1,038,047

The accompanying notes are an integral part of these financial statements.

275

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
Mckinney Municipal Utility District No 1, 3.25%, 09/01/2033 (Callable 05/01/2030)	$260,000	$249,773
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue, 5.00%, 11/01/2034 (Callable 11/01/2029)	560,000	596,508
Meyer Ranch Municipal Utility District
6.50%, 08/15/2029 (Callable 08/15/2028)	310,000	338,889
6.50%, 08/15/2030 (Callable 08/15/2028)	330,000	359,747
6.00%, 08/15/2031 (Callable 08/15/2028)	345,000	369,951
6.00%, 08/15/2032 (Callable 08/15/2028)	365,000	389,963
5.00%, 08/15/2034 (Callable 08/15/2028)	795,000	820,850
Midland County Fresh Water Supply District No 1, 0.00%, 09/15/2033 (Callable 09/15/2027)(e)	3,000,000	2,116,285
Montgomery County Municipal Utility District No 121
5.00%, 09/01/2025	355,000	355,872
5.00%, 09/01/2026	370,000	377,844
4.00%, 09/01/2031 (Callable 09/01/2028)	460,000	467,557
4.00%, 09/01/2034 (Callable 09/01/2028)	530,000	533,635
4.00%, 09/01/2035 (Callable 09/01/2028)	550,000	551,702
4.00%, 09/01/2036 (Callable 09/01/2028)	575,000	573,944
Montgomery County Municipal Utility District No 121, 4.00%, 09/01/2039 (Callable 09/01/2028)	960,000	919,345
4.00%, 09/01/2040 (Callable 09/01/2030)	385,000	364,934
4.00%, 09/01/2041 (Callable 09/01/2030)	405,000	374,011
4.00%, 09/01/2042 (Callable 09/01/2030)	420,000	381,945
Montgomery County Municipal Utility District No 165
6.50%, 09/01/2027	250,000	267,248
6.50%, 09/01/2028	260,000	285,291
6.50%, 09/01/2029	250,000	280,541
6.00%, 09/01/2030 (Callable 06/01/2029)	200,000	218,665
6.00%, 09/01/2031 (Callable 06/01/2029)	300,000	326,808

	Par	Value
Montgomery County Municipal Utility District No 88, 4.25%, 09/01/2047 (Callable 09/01/2029)	$1,400,000	$1,263,563
Montgomery County Municipal Utility District No 95
4.00%, 09/01/2032 (Callable 09/01/2028)	665,000	673,936
4.00%, 09/01/2034 (Callable 09/01/2028)	785,000	790,384
3.50%, 09/01/2035 (Callable 08/01/2025)	780,000	738,363
New Caney Independent School District, 4.00%, 02/15/2050(a)	8,700,000	8,875,238
New Fairview Municipal Utility District No 1, 6.00%, 09/01/2033 (Callable 09/01/2029)	245,000	264,063
New Hope Cultural Education Facilities Finance Corp.
2.00%, 01/01/2026	345,000	340,357
5.00%, 07/01/2038 (Callable 07/01/2027)	1,000,000	1,010,536
5.00%, 04/01/2048 (Callable 04/01/2026)	2,315,000	2,345,213
Newark Higher Education Finance Corp.
4.00%, 08/15/2035 (Callable 08/15/2025)	425,000	423,022
5.25%, 08/15/2044 (Callable 08/15/2034)	550,000	574,530
North Texas Tollway Authority
0.00%, 01/01/2031(e)	1,470,000	1,217,571
5.00%, 01/01/2033 (Callable 01/01/2026)	980,000	988,051
0.00%, 01/01/2035(e)	8,600,000	5,975,987
North Texas Tollway Authority, 5.00%, 01/01/2043 (Callable 01/01/2028)	5,255,000	5,300,063
6.75%, 09/01/2045 (Callable 09/01/2031)	40,000	48,083
Northlake Municipal Management District No 1
5.50%, 03/01/2032 (Callable 09/01/2029)	1,870,000	2,006,135
5.00%, 03/01/2036 (Callable 09/01/2029)	800,000	827,663
5.00%, 03/01/2037 (Callable 09/01/2029)	835,000	859,750
5.00%, 03/01/2038 (Callable 09/01/2029)	300,000	307,190
Northwest Harris County Municipal Utility District No 10/TX, 5.00%, 04/01/2026	725,000	733,420
Northwest Harris County Municipal Utility District No 19
2.00%, 10/01/2037 (Callable 10/01/2026)	465,000	321,520

The accompanying notes are an integral part of these financial statements.

276

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
2.00%, 10/01/2038 (Callable 10/01/2026)	$1,000,000	$666,875
Olney Independent School District
5.00%, 02/15/2039 (Callable 02/15/2033)	250,000	267,712
5.00%, 02/15/2041 (Callable 02/15/2033)	505,000	530,351
5.00%, 02/15/2042 (Callable 02/15/2033)	250,000	260,197
5.00%, 02/15/2043 (Callable 02/15/2033)	260,000	269,601
Pecos Barstow Toyah Independent School District
3.25%, 02/15/2031 (Callable 02/15/2027)	3,400,000	3,416,854
5.00%, 02/15/2039 (Callable 02/15/2030)	765,000	793,894
5.00%, 02/15/2040 (Callable 02/15/2030)	750,000	774,495
Plains Independent School District
5.00%, 08/15/2035 (Callable 08/15/2029)	240,000	253,063
5.00%, 08/15/2036 (Callable 08/15/2029)	260,000	272,883
5.00%, 08/15/2038 (Callable 08/15/2029)	215,000	223,231
5.00%, 08/15/2039 (Callable 08/15/2029)	200,000	206,879
Plemons-Stinnett-Phillips Consolidated School District
5.00%, 02/15/2030 (Callable 02/15/2027)	850,000	877,080
5.00%, 02/15/2031 (Callable 02/15/2027)	450,000	464,269
5.00%, 02/15/2032 (Callable 02/15/2027)	500,000	515,691
5.00%, 02/15/2033 (Callable 02/15/2027)	500,000	518,090
Port Aransas Independent School District, 5.00%, 02/15/2038 (Callable 08/15/2029)	1,295,000	1,346,160
Prosper Independent School District, 4.00%, 02/15/2050(a)	4,955,000	4,992,482
PSC/TX, 3.75%, 12/01/2040	7,860,000	7,804,621
Rankin Independent School District, 5.00%, 02/15/2029 (Callable 02/15/2026)	1,440,000	1,459,079
Rankin Independent School District, 5.00%, 02/15/2033 (Callable 02/15/2030)	1,515,000	1,594,708
Rankin Independent School District, 5.00%, 02/15/2034 (Callable 02/15/2030)	1,000,000	1,046,260
5.00%, 02/15/2035 (Callable 02/15/2030)	300,000	318,218

	Par	Value
Redbird Ranch Water Control & Improvement District No 2
6.63%, 09/01/2032 (Callable 09/01/2029)	$820,000	$912,954
4.25%, 09/01/2034 (Callable 09/01/2029)	470,000	478,662
Royse City Community Development Corp.
5.00%, 02/15/2037 (Callable 02/15/2034)	315,000	343,964
5.00%, 02/15/2039 (Callable 02/15/2034)	350,000	374,575
Sabine-Neches Navigation District
5.25%, 02/15/2042 (Callable 02/15/2031)	1,475,000	1,528,923
4.63%, 02/15/2047 (Callable 02/15/2031)	2,000,000	1,954,133
5.25%, 02/15/2052 (Callable 02/15/2031)	2,915,000	2,975,700
San Antonio Housing Trust Public Facility Corp.
5.00%, 09/01/2028 (Callable 09/01/2027)(a)	486,000	505,725
4.00%, 07/01/2045 (Callable 08/01/2027)(a)	13,925,000	14,219,674
San Antonio Municipal Facilities Corp., 5.00%, 08/01/2050(a)	3,295,000	3,421,698
Seagraves Independent School District
5.00%, 02/15/2035 (Callable 08/15/2030)	200,000	213,777
5.00%, 02/15/2038 (Callable 08/15/2030)	200,000	210,498
5.00%, 02/15/2039 (Callable 08/15/2030)	200,000	208,933
5.00%, 02/15/2041 (Callable 08/15/2030)	515,000	531,101
5.00%, 02/15/2043 (Callable 08/15/2030)	570,000	582,796
5.00%, 02/15/2044 (Callable 08/15/2030)	200,000	203,678
Seminole Hospital District
4.00%, 02/15/2031 (Callable 02/15/2026)	580,000	409,517
3.00%, 02/15/2034 (Callable 02/15/2026)	1,125,000	623,976
Sienna Municipal Utility District No 6, 5.00%, 09/01/2034 (Callable 09/01/2029)	1,650,000	1,719,801
Sienna Parks & Levee Improvement District of Fort Bend County, 3.00%, 09/01/2037 (Callable 04/01/2027)	695,000	587,007
SMHA Finance Public Facility Corp., 3.70%, 07/01/2028(a)	5,000,000	5,063,254

The accompanying notes are an integral part of these financial statements.

277

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
Smiley Road Water Control & Improvement District No 1, 6.13%, 08/15/2031 (Callable 08/15/2030)	$220,000	$246,510
Socorro Independent School District, 4.00%, 08/15/2034 (Callable 02/15/2027)	2,610,000	2,613,188
Southwest Houston Redevelopment Authority, 5.00%, 09/01/2027	250,000	261,401
Spring Meadows Municipal Utility District, 4.00%, 09/01/2026 (Callable 08/01/2025)	275,000	275,066
State of Texas, 5.00%, 08/01/2041 (Callable 08/01/2035)(b)	4,230,000	4,333,504
Strategic Housing Finance Corp. of Travis County, 3.35%, 03/01/2046 (Callable 10/01/2026)(a)	5,000,000	5,004,342
Sunfield Municipal Utility District No 3
3.00%, 09/01/2041 (Callable 09/01/2026)	1,215,000	929,446
4.00%, 09/01/2044 (Callable 09/01/2029)	910,000	833,167
4.00%, 09/01/2045 (Callable 09/01/2029)	960,000	869,619
Tarrant County Cultural Education Facilities Finance Corp.
5.00%, 11/15/2029 (Callable 11/15/2026)	1,665,000	1,684,557
5.00%, 11/15/2030 (Callable 11/15/2026)	1,750,000	1,768,961
2.75%, 02/15/2036 (Callable 07/22/2025)(a)(d)	9,300,000	8,594,629
5.00%, 07/01/2036 (Callable 01/01/2029)	1,400,000	1,440,692
5.00%, 07/01/2038 (Callable 01/01/2029)	2,005,000	2,042,761
5.00%, 11/15/2040 (Callable 11/15/2026)	400,000	391,553
5.00%, 07/01/2043 (Callable 01/01/2029)	2,600,000	2,602,359
Tarrant County Hospital District
4.00%, 08/15/2043 (Callable 08/15/2032)	1,750,000	1,603,725
5.25%, 08/15/2048 (Callable 08/15/2032)	2,925,000	2,989,972
Tarrant County Housing Finance Corp., 5.00%, 03/01/2027 (Callable 03/01/2026)(a)	2,044,000	2,067,066
Tender Option Bond Trust Receipts/Certificates, 2.70%, 06/01/2063(a)(c)	1,276,000	1,276,000

	Par	Value
Texas Department of Housing & Community Affairs
5.25%, 01/01/2031	$1,070,000	$1,176,240
5.25%, 07/01/2031	1,100,000	1,216,041
5.25%, 01/01/2032	565,000	627,357
5.25%, 07/01/2032	580,000	646,515
5.00%, 03/01/2041 (Callable 08/01/2025)(a)	1,800,000	1,806,765
3.90%, 07/01/2044 (Callable 07/01/2028)	3,370,000	2,905,858
3.63%, 09/01/2044 (Callable 09/01/2028)	725,000	607,131
5.00%, 07/01/2047 (Callable 01/01/2032)	275,000	275,150
5.13%, 01/01/2048 (Callable 07/01/2032)	2,035,000	2,048,438
4.75%, 01/01/2049 (Callable 07/01/2028)	1,605,000	1,622,218
5.00%, 01/01/2049 (Callable 01/01/2033)	1,610,000	1,608,795
3.75%, 09/01/2049 (Callable 09/01/2028)	1,290,000	1,061,323
5.50%, 09/01/2052 (Callable 03/01/2032)	6,245,000	6,597,476
6.00%, 03/01/2053 (Callable 03/01/2032)	885,000	960,023
5.25%, 07/01/2053 (Callable 01/01/2032)	410,000	423,791
5.13%, 01/01/2054 (Callable 01/01/2033)	3,000,000	3,010,747
5.75%, 07/01/2054 (Callable 01/01/2033)	3,185,000	3,446,548
Texas Municipal Gas Acquisition & Supply Corp. III
5.00%, 12/15/2027	1,500,000	1,548,247
5.00%, 12/15/2028	750,000	782,290
Texas Municipal Gas Acquisition & Supply Corp. IV, 5.50%, 01/01/2054 (Callable 07/01/2033)(a)	4,945,000	5,424,034
Texas Municipal Gas Acquisition and Supply Corp. I
4.52% (3 mo. Term SOFR + 1.63%), 12/15/2026 (Callable 07/01/2025)	4,100,000	4,101,116
6.25%, 12/15/2026	610,000	626,051
Texas Municipal Gas Acquisition and Supply Corp. II, 3.94% (3 mo. Term SOFR + 1.05%), 09/15/2027	7,410,000	7,435,070
Texas Municipal Power Agency, 3.00%, 09/01/2029 (Callable 09/01/2026)	2,080,000	2,073,614
Texas Public Finance Authority
5.25%, 05/01/2036 (Callable 05/01/2033)	710,000	759,519

The accompanying notes are an integral part of these financial statements.

278

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
5.25%, 05/01/2038 (Callable 05/01/2033)	$400,000	$419,919
5.25%, 05/01/2040 (Callable 05/01/2033)	500,000	517,269
5.25%, 05/01/2042 (Callable 05/01/2033)	635,000	647,448
Texas State Affordable Housing Corp.
4.63%, 03/01/2043 (Callable 03/01/2033)	3,690,000	3,614,099
3.75%, 07/01/2044(a)	2,000,000	2,012,186
4.75%, 03/01/2048 (Callable 03/01/2033)	2,750,000	2,702,624
6.00%, 09/01/2054 (Callable 03/01/2034)	7,915,000	8,637,586
Texas State Technical College, 5.75%, 08/01/2047 (Callable 08/01/2032)	4,000,000	4,292,846
Texas Water Development Board, 4.88%, 10/15/2048 (Callable 10/15/2033)	4,345,000	4,388,904
THF Public Facility Corp., 3.25%, 03/01/2040 (Callable 07/22/2025)(a)	1,500,000	1,499,099
Tioga Independent School District, 5.00%, 08/15/2039 (Callable 08/15/2033)	680,000	712,292
Travis County Housing Finance Corp.
3.75%, 08/01/2026(a)	3,310,000	3,310,245
3.40%, 01/01/2059 (Callable 01/01/2028)(a)	2,500,000	2,503,449
Travis County Municipal Utility District No 20, 5.00%, 09/01/2031	175,000	191,377
Travis County Municipal Utility District No. 4, 4.00%, 09/01/2035 (Callable 08/01/2025)	615,000	614,995
Travis County Water Control & Improvement District No 20/TX, 4.00%, 09/01/2041 (Callable 09/01/2030)	125,000	116,494
Tri-County Behavioral Healthcare
3.90%, 11/01/2039 (Callable 11/01/2034)	1,755,000	1,662,309
4.00%, 11/01/2054 (Callable 11/01/2034)	500,000	420,791
University of Houston, 2.00%, 02/15/2032 (Callable 02/15/2030)	1,500,000	1,317,459
Upper Trinity Regional Water District, 5.00%, 08/01/2032 (Callable 08/01/2028)	265,000	279,825

	Par	Value
Viridian Municipal Management District
4.00%, 12/01/2027 (Callable 08/01/2025)	$315,000	$315,211
4.00%, 12/01/2028 (Callable 08/01/2025)	470,000	470,293
5.00%, 12/01/2029	375,000	398,598
6.25%, 12/01/2029	460,000	514,311
Viridian Municipal Management District, 5.00%, 12/01/2030 (Callable 12/01/2029)	620,000	657,231
4.00%, 12/01/2031 (Callable 12/01/2030)	500,000	512,938
Viridian Municipal Management District, 5.00%, 12/01/2031 (Callable 12/01/2029)	645,000	681,544
Viridian Municipal Management District, 5.00%, 12/01/2032 (Callable 12/01/2029)	1,010,000	1,062,968
5.50%, 12/01/2032 (Callable 12/01/2029)	415,000	426,032
4.00%, 12/01/2034 (Callable 12/01/2030)	590,000	595,754
5.00%, 12/01/2034 (Callable 12/01/2029)	565,000	589,324
4.00%, 12/01/2035 (Callable 12/01/2030)	915,000	918,282
4.00%, 12/01/2037 (Callable 12/01/2027)	865,000	849,583
5.75%, 12/01/2037 (Callable 12/01/2029)	690,000	699,171
4.00%, 12/01/2038 (Callable 12/01/2030)	280,000	269,590
5.00%, 12/01/2038 (Callable 12/01/2029)	605,000	618,207
4.00%, 12/01/2039 (Callable 12/01/2030)	350,000	330,805
5.00%, 12/01/2040 (Callable 12/01/2029)	455,000	461,916
Viridian Municipal Management District, 4.00%, 12/01/2041 (Callable 12/01/2030)	615,000	563,771
5.00%, 12/01/2041 (Callable 12/01/2029)	750,000	759,145
5.00%, 12/01/2042 (Callable 12/01/2029)	400,000	403,888
6.00%, 12/01/2043 (Callable 12/01/2029)	1,260,000	1,268,758
5.00%, 12/01/2045 (Callable 12/01/2029)	100,000	100,711
5.00%, 12/01/2049 (Callable 12/01/2029)	1,030,000	1,034,246
6.25%, 12/01/2049 (Callable 12/01/2029)	1,300,000	1,316,488

The accompanying notes are an integral part of these financial statements.

279

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
Waller Consolidated Independent School District, 3.00%, 02/15/2040 (Callable 02/15/2030)	$865,000	$702,525
Waller County Road Improvement District No 1
6.00%, 03/01/2032 (Callable 03/01/2029)	350,000	378,409
6.00%, 03/01/2035 (Callable 03/01/2029)	800,000	853,728
4.00%, 03/01/2037 (Callable 03/01/2029)	885,000	867,698
4.00%, 03/01/2039 (Callable 03/01/2029)	985,000	928,869
4.00%, 03/01/2041 (Callable 03/01/2029)	1,090,000	1,014,427
Washington County Junior College District, 5.00%, 10/01/2028 (Callable 04/01/2026)	500,000	507,339
Williamson County Municipal Utility District No 31
6.50%, 08/15/2029 (Callable 08/15/2028)	295,000	322,491
5.00%, 08/15/2030 (Callable 08/15/2028)	310,000	323,764
4.00%, 08/15/2033 (Callable 08/15/2028)	720,000	727,405
4.00%, 08/15/2035 (Callable 08/15/2028)	805,000	807,592
Willow Point Municipal Utility District
3.00%, 09/01/2032 (Callable 09/01/2030)	560,000	531,942
3.13%, 09/01/2033 (Callable 09/01/2030)	560,000	524,993
3.25%, 09/01/2034 (Callable 09/01/2030)	560,000	521,366
Wimberley Independent School District
4.00%, 08/15/2031 (Callable 08/15/2027)	355,000	359,745
5.00%, 08/15/2037 (Callable 08/15/2035)	1,540,000	1,696,163
5.00%, 08/15/2039 (Callable 08/15/2035)	1,000,000	1,081,725
Wink-Loving Independent School District, 5.00%, 02/15/2034 (Callable 02/15/2026)	500,000	505,937
		653,533,834
Utah - 1.4%
City of Herriman City UT Water Revenue, 4.00%, 01/01/2041 (Callable 01/01/2031)	500,000	465,875

	Par	Value
City of Lehi UT Franchise & Sales Tax Revenue
5.25%, 02/01/2049 (Callable 02/01/2034)	$450,000	$461,620
5.25%, 02/01/2052 (Callable 02/01/2034)	2,070,000	2,116,222
City of Providence UT Franchise & Sales Tax Revenue, 3.00%, 03/01/2029	975,000	949,481
City of Salt Lake City UT Airport Revenue
5.00%, 07/01/2025(b)	525,000	525,000
5.00%, 07/01/2028(b)	1,000,000	1,046,844
City of Salt Lake City UT Airport Revenue, 5.00%, 07/01/2030 (Callable 07/01/2028)(b)	3,975,000	4,118,103
5.00%, 07/01/2034 (Callable 07/01/2028)(b)	10,000,000	10,240,749
5.00%, 07/01/2038 (Callable 07/01/2028)(b)	1,475,000	1,485,753
5.00%, 07/01/2042 (Callable 07/01/2027)	4,140,000	4,159,886
City of West Valley City UT Sales Tax Revenue, 0.00%, 07/15/2035(e)	2,190,000	1,264,393
County of Utah UT
5.00%, 05/15/2041 (Callable 05/15/2026)	6,970,000	6,978,673
5.00%, 05/15/2060 (Callable 02/01/2026)(a)	3,160,000	3,219,382
Downtown Revitalization Public Infrastructure District, 5.00%, 06/01/2037 (Callable 06/01/2030)	1,700,000	1,765,535
Grand County School District Local Building Authority, 5.00%, 12/15/2037 (Callable 12/15/2025)	870,000	874,724
Utah Charter School Finance Authority
3.00%, 04/15/2027	160,000	158,691
5.00%, 04/15/2027 (Callable 04/15/2026)	365,000	370,021
5.00%, 04/15/2028 (Callable 04/15/2026)	720,000	729,645
4.00%, 04/15/2029	225,000	228,914
5.00%, 10/15/2029 (Callable 10/15/2027)	500,000	517,033
4.00%, 04/15/2030	1,120,000	1,122,929
5.00%, 10/15/2031 (Callable 10/15/2027)	500,000	514,642
5.00%, 10/15/2032 (Callable 10/15/2027)	310,000	318,186
4.00%, 04/15/2037 (Callable 04/15/2032)	500,000	480,792
5.00%, 04/15/2037 (Callable 04/15/2026)	520,000	522,836

The accompanying notes are an integral part of these financial statements.

280

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
5.00%, 04/15/2037 (Callable 04/15/2026)	$925,000	$929,974
5.00%, 10/15/2043 (Callable 10/15/2027)	1,000,000	997,050
Utah Housing Corp.
4.00%, 01/01/2045 (Callable 01/01/2026)	120,000	119,976
4.50%, 10/21/2052	2,652,605	2,563,927
6.00%, 12/21/2052	1,668,240	1,735,300
6.00%, 02/21/2053	2,480,688	2,591,152
6.50%, 05/21/2053	1,196,599	1,262,772
6.00%, 06/21/2053	1,613,731	1,677,954
6.00%, 07/01/2053 (Callable 01/01/2032)	1,975,000	2,117,524
6.50%, 08/21/2053	1,618,176	1,726,091
Utah Infrastructure Agency
5.00%, 10/15/2035 (Callable 10/15/2032)	1,200,000	1,294,873
5.50%, 10/15/2045 (Callable 10/15/2032)	725,000	755,851
Utah Telecommunication Open Infrastructure Agency
4.38%, 06/01/2040 (Callable 06/01/2032)	1,750,000	1,759,942
5.50%, 06/01/2040 (Callable 06/01/2032)	1,150,000	1,247,602
		65,415,917
Vermont - 0.1%
City of Burlington VT, 5.00%, 07/01/2028 (Callable 07/01/2027)	275,000	286,117
Vermont Educational & Health Buildings Financing Agency, 5.00%, 12/01/2039 (Callable 06/01/2026)	500,000	500,482
Vermont Housing Finance Agency
3.65%, 11/01/2032 (Callable 08/01/2025)	70,000	70,006
4.00%, 11/01/2046 (Callable 11/01/2025)(b)	85,000	84,892
4.00%, 11/01/2048 (Callable 05/01/2027)	865,000	866,201
Vermont Municipal Bond Bank, 5.00%, 12/01/2036 (Callable 12/01/2026)	955,000	973,216
Vermont Public Power Supply Authority, 5.00%, 07/01/2028 (Callable 07/01/2027)	500,000	513,911
		3,294,825

	Par	Value
Virginia - 0.8%
Charles City County Economic Development Authority, 2.88%, 02/01/2029 (Callable 11/01/2026)	$2,330,000	$2,271,348
Fairfax County Industrial Development Authority
5.00%, 05/15/2030 (Callable 05/15/2026)	1,300,000	1,321,540
5.00%, 05/15/2031 (Callable 05/15/2026)	650,000	660,442
Farmville Industrial Development Authority, 5.38%, 07/01/2053 (Callable 07/01/2028)	10,900,000	11,162,845
Isle Wight County Industrial Development Authority
5.00%, 07/01/2035 (Callable 07/01/2033)	945,000	1,040,171
5.00%, 07/01/2036 (Callable 07/01/2033)	500,000	545,757
5.25%, 07/01/2043 (Callable 07/01/2033)	1,000,000	1,045,045
Norfolk Redevelopment & Housing Authority, 5.00%, 05/01/2043 (Callable 05/01/2026)(a)	1,500,000	1,521,897
Rappahannock Regional Jail Authority, 5.00%, 10/01/2027 (Callable 10/01/2025)	510,000	512,635
Richmond Redevelopment & Housing Authority, 3.45%, 09/01/2046 (Callable 09/01/2027)(a)	2,770,000	2,777,346
Virginia Beach Development Authority, 5.38%, 09/01/2029 (Callable 09/01/2026)	2,500,000	2,524,047
Virginia College Building Authority
5.00%, 06/01/2027	300,000	307,516
4.00%, 02/01/2034 (Callable 02/01/2031)	2,000,000	2,053,227
Virginia Housing Development Authority
3.45%, 04/01/2038 (Callable 07/22/2025)	1,715,000	1,550,018
3.63%, 07/01/2055 (Callable 07/17/2025)(a)	670,000	669,998
Virginia Small Business Financing Authority
5.25%, 10/01/2029 (Callable 08/01/2025)	2,500,000	2,504,731
5.00%, 10/01/2042 (Callable 10/01/2032)	1,105,000	1,129,016
5.00%, 06/15/2060 (Callable 03/15/2035)(a)	3,000,000	3,194,389
		36,791,968

The accompanying notes are an integral part of these financial statements.

281

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Washington - 1.8%
City of Tacoma WA Solid Waste Utility Revenue, 5.00%, 12/01/2033 (Callable 06/01/2026)	$945,000	$957,822
County of Grant WA, 5.25%, 12/01/2045 (Callable 12/01/2034)	1,000,000	1,045,187
Eastern Washington University, 3.00%, 10/01/2033 (Callable 10/01/2026)	600,000	551,550
FYI Properties, 5.00%, 06/01/2038 (Callable 06/01/2028)	1,500,000	1,539,541
Grant County Public Hospital District No 1
5.25%, 12/01/2026	650,000	667,702
5.25%, 12/01/2027	1,250,000	1,306,661
5.25%, 12/01/2028	1,315,000	1,393,972
Grant County Public Utility District No 2 Electric Revenue, 2.00%, 01/01/2044 (Callable 09/01/2025)(a)	350,000	347,794
King County Housing Authority
5.00%, 01/01/2028 (Callable 01/01/2027)	2,110,000	2,166,676
4.00%, 06/01/2029	800,000	816,692
King County Public Hospital District No 1
5.00%, 12/01/2029 (Callable 12/01/2028)	1,050,000	1,110,130
5.00%, 12/01/2030 (Callable 12/01/2026)	1,650,000	1,685,349
5.00%, 12/01/2032 (Callable 12/01/2026)	2,100,000	2,142,672
5.00%, 12/01/2036 (Callable 12/01/2026)	550,000	559,045
King County Public Hospital District No 2
5.00%, 12/01/2039 (Callable 12/01/2033)	1,490,000	1,549,893
5.00%, 12/01/2040 (Callable 12/01/2033)	2,230,000	2,305,952
5.00%, 12/01/2041 (Callable 12/01/2033)	1,570,000	1,608,465
5.00%, 12/01/2042 (Callable 12/01/2033)	1,930,000	1,965,964
Lewis & Thurston Counties School District No 401 Centralia, 5.00%, 12/01/2041 (Callable 12/01/2026)	2,000,000	2,024,406
Pend Oreille County Public Utility District No 1 Box Canyon
5.00%, 01/01/2028	220,000	230,591
5.00%, 01/01/2031 (Callable 01/01/2028)	115,000	119,442

	Par	Value
5.00%, 01/01/2038 (Callable 01/01/2029)	$2,500,000	$2,561,519
5.00%, 01/01/2039 (Callable 01/01/2028)	1,500,000	1,519,442
Pike Place Market Preservation & Development Authority, 5.00%, 12/01/2040 (Callable 12/01/2025)	500,000	501,481
Port of Bellingham WA
5.00%, 12/01/2025(b)	365,000	366,639
5.00%, 12/01/2026(b)	380,000	387,480
Public Hospital District 1A of Whitman County
5.50%, 12/01/2038 (Callable 12/01/2033)	375,000	412,005
5.50%, 12/01/2043 (Callable 12/01/2033)	1,335,000	1,413,348
State of Washington
5.00%, 07/01/2035 (Callable 07/01/2028)	1,030,000	1,066,894
5.00%, 02/01/2040 (Callable 02/01/2026)	2,795,000	2,807,835
5.00%, 07/01/2042 (Callable 07/01/2028)	1,330,000	1,343,798
Tacoma Metropolitan Park District
5.00%, 12/01/2025	375,000	378,194
4.00%, 12/01/2028	2,495,000	2,585,963
4.00%, 12/01/2029 (Callable 12/01/2028)	1,735,000	1,791,330
4.00%, 12/01/2030 (Callable 12/01/2028)	795,000	817,672
4.00%, 12/01/2031 (Callable 12/01/2027)	410,000	415,409
Tacoma Metropolitan Park District, 5.00%, 12/01/2033 (Callable 12/01/2027)	1,085,000	1,119,217
5.00%, 12/01/2035 (Callable 12/01/2027)	335,000	346,995
5.00%, 12/01/2036 (Callable 12/01/2027)	500,000	516,963
Vancouver Housing Authority, 5.00%, 10/01/2027 (Callable 10/01/2026)	3,570,000	3,640,946
4.00%, 08/01/2034 (Callable 08/01/2031)	6,000,000	5,834,839
4.25%, 02/01/2038 (Callable 02/01/2035)	6,000,000	5,816,531
Washington Health Care Facilities Authority
5.00%, 10/01/2027	2,510,000	2,611,571
5.00%, 10/01/2029 (Callable 10/01/2028)	325,000	338,708
5.00%, 10/01/2030 (Callable 10/01/2028)	440,000	456,972
5.00%, 08/15/2033 (Callable 02/15/2028)	615,000	629,465

The accompanying notes are an integral part of these financial statements.

282

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Washington - (Continued)
5.00%, 08/15/2037 (Callable 02/15/2028)	$3,015,000	$3,042,665
5.00%, 10/01/2038 (Callable 04/01/2030)	2,200,000	2,280,145
5.00%, 08/01/2044 (Callable 08/01/2029)	3,915,000	3,898,182
Washington State Housing Finance Commission
5.00%, 02/01/2028 (Callable 02/01/2027)(a)	1,200,000	1,235,352
5.00%, 07/01/2030(c)	290,000	310,162
5.00%, 07/01/2031(c)	400,000	430,836
5.00%, 07/01/2032(c)	510,000	550,906
5.00%, 07/01/2034(c)	670,000	723,051
5.00%, 07/01/2035(c)	1,000,000	1,075,326
5.00%, 07/01/2039 (Callable 07/01/2035)(c)	2,000,000	2,073,965
4.00%, 06/01/2049 (Callable 06/01/2028)	200,000	200,868
		81,598,180
West Virginia - 0.2%
Glenville State College, 4.00%, 06/01/2027	630,000	618,340
Morgantown Utility Board, Inc., 5.00%, 12/01/2041 (Callable 12/01/2026)	2,500,000	2,514,291
State of West Virginia, 5.00%, 06/01/2037 (Callable 06/01/2028)	500,000	516,473
West Virginia Commissioner of Highways
5.00%, 09/01/2031 (Callable 09/01/2027)	2,290,000	2,374,462
5.00%, 09/01/2032 (Callable 09/01/2027)	1,140,000	1,180,333
West Virginia Hospital Finance Authority
4.00%, 06/01/2029 (Callable 06/01/2026)	450,000	452,829
5.00%, 06/01/2055 (Callable 12/01/2032)(a)	3,500,000	3,735,730
		11,392,458
Wisconsin - 2.6%
City of Monona WI Water & Sewer System Revenue, 4.00%, 02/01/2026 (Callable 08/01/2025)	1,650,000	1,650,925
County of Milwaukee WI Airport Revenue, 5.00%, 12/01/2025(b)	1,500,000	1,511,373
County of Waushara WI
4.50%, 06/01/2027 (Callable 08/01/2025)	2,300,000	2,302,242

	Par	Value
5.25%, 06/01/2036 (Callable 12/01/2033)	$125,000	$136,516
Cudahy School District/WI
5.00%, 03/01/2040 (Callable 03/01/2033)	805,000	831,756
5.00%, 03/01/2041 (Callable 03/01/2033)	845,000	866,613
5.00%, 03/01/2045 (Callable 03/01/2033)	2,035,000	2,032,398
Deerfield Community School District, 4.00%, 03/01/2029 (Callable 03/01/2027)	2,285,000	2,319,014
Drummond Area School District, 5.00%, 03/01/2039 (Callable 03/01/2032)	1,650,000	1,706,724
Prescott School District, 4.00%, 03/01/2037 (Callable 03/01/2030)	1,500,000	1,516,731
Public Finance Authority
5.00%, 10/01/2027(c)	2,075,000	2,119,311
0.00%, 09/01/2028 (Callable 09/01/2026)(e)	130,000	116,302
5.00%, 10/01/2028(c)	1,125,000	1,157,577
9.00%, 11/01/2028 (Callable 11/01/2027)(c)	3,085,000	3,268,683
5.00%, 10/01/2029(c)	1,000,000	1,033,278
5.00%, 07/01/2030(b)	1,110,000	1,165,841
5.00%, 03/01/2033 (Callable 03/01/2026)	315,000	317,989
5.00%, 10/01/2034 (Callable 10/01/2029)(c)	2,750,000	2,801,735
5.00%, 07/01/2035 (Callable 07/01/2028)	400,000	412,283
4.00%, 04/01/2042 (Callable 04/01/2032)(c)	50,000	52,508
5.00%, 10/01/2044 (Callable 04/01/2029)	3,750,000	3,701,946
4.00%, 04/01/2052 (Callable 04/01/2032)(c)	45,000	47,257
4.50%, 07/01/2067 (Callable 07/01/2034)(a)	3,000,000	3,005,066
University of Wisconsin Hospitals & Clinics, 5.00%, 04/01/2043 (Callable 10/01/2028)	4,345,000	4,384,950
Village of Crivitz WI
5.00%, 04/01/2031	350,000	362,063
4.20%, 04/01/2032 (Callable 04/01/2031)	375,000	370,510
4.25%, 04/01/2033 (Callable 04/01/2031)	375,000	367,471
4.30%, 04/01/2034 (Callable 04/01/2031)	375,000	361,338
Village of Kewaskum WI
5.00%, 04/01/2031	320,000	338,334
5.00%, 04/01/2034 (Callable 04/01/2033)	640,000	667,327

The accompanying notes are an integral part of these financial statements.

283

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Wisconsin - (Continued)
4.25%, 04/01/2036 (Callable 04/01/2033)	$640,000	$607,024
4.50%, 04/01/2040 (Callable 04/01/2033)	645,000	592,132
4.50%, 04/01/2041 (Callable 04/01/2033)	175,000	158,793
4.63%, 04/01/2042 (Callable 04/01/2033)	625,000	567,057
Village of Mount Pleasant WI
3.00%, 03/01/2027 (Callable 08/01/2025)	800,000	799,379
4.00%, 04/01/2035 (Callable 04/01/2028)	1,795,000	1,808,959
5.00%, 04/01/2036 (Callable 04/01/2028)	1,000,000	1,039,076
4.00%, 04/01/2037 (Callable 04/01/2028)	1,000,000	1,000,609
5.00%, 04/01/2038 (Callable 04/01/2028)	1,000,000	1,031,122
5.00%, 04/01/2048 (Callable 04/01/2028)	565,000	565,218
Waunakee Community School District
3.63%, 04/01/2030 (Callable 04/01/2028)	10,000,000	10,074,611
4.38%, 04/01/2044	5,000,000	4,714,235
Whitehall School District, 4.00%, 03/01/2031 (Callable 03/01/2030)	600,000	620,144
Wisconsin Center District, 0.00%, 12/15/2027(e)	745,000	686,880
5.00%, 12/15/2027 (Callable 06/15/2026)	500,000	510,283
Wisconsin Center District, 0.00%, 12/15/2028(e)	1,300,000	1,155,897
5.00%, 12/15/2028 (Callable 06/15/2026)	595,000	607,520
0.00%, 12/15/2029(e)	315,000	269,365
Wisconsin Center District, 0.00%, 12/15/2030(e)	1,785,000	1,464,390
0.00%, 12/15/2031(e)	50,000	39,352
0.00%, 12/15/2034 (Callable 12/15/2030)(e)	615,000	420,043
5.25%, 12/15/2061 (Callable 12/15/2030)(c)	1,000,000	936,773
Wisconsin Health & Educational Facilities Authority
5.00%, 11/01/2025	245,000	245,359
5.00%, 12/01/2025	135,000	135,866
5.00%, 03/01/2026 (Callable 07/22/2025)	820,000	820,418
5.00%, 07/01/2026 (Callable 07/22/2025)	50,000	50,085

	Par	Value
5.00%, 12/01/2026 (Callable 07/22/2025)	$1,290,000	$1,291,058
5.00%, 03/01/2027 (Callable 07/22/2025)	1,095,000	1,095,277
5.00%, 08/01/2027 (Callable 07/01/2026)(c)	13,250,000	13,449,632
Wisconsin Health & Educational Facilities Authority, 5.00%, 02/15/2028	3,780,000	3,953,754
5.00%, 03/01/2028 (Callable 07/22/2025)	830,000	830,211
5.00%, 08/15/2028 (Callable 08/01/2025)	1,025,000	1,027,205
5.00%, 11/01/2028 (Callable 11/01/2026)	470,000	481,491
5.00%, 12/01/2028 (Callable 11/01/2026)	395,000	405,136
5.00%, 11/01/2030 (Callable 11/01/2026)	515,000	528,133
5.00%, 10/01/2031 (Callable 10/01/2029)	250,000	267,326
5.00%, 04/01/2033 (Callable 10/01/2028)	2,130,000	2,231,816
5.00%, 04/01/2034 (Callable 04/01/2027)	550,000	563,186
4.00%, 10/15/2034 (Callable 10/15/2031)	1,000,000	1,008,010
4.00%, 11/15/2034 (Callable 05/15/2026)	1,000,000	994,256
4.38%, 06/01/2039 (Callable 08/01/2025)	230,000	219,826
5.00%, 12/01/2045 (Callable 12/01/2032)	2,000,000	2,025,791
4.00%, 11/15/2046 (Callable 05/15/2026)	2,935,000	2,959,213
5.25%, 12/01/2048 (Callable 12/01/2032)	3,000,000	3,060,623
5.00%, 02/15/2051 (Callable 08/15/2026)(a)	1,650,000	1,688,943
Wisconsin Housing & Economic Development Authority
5.00%, 12/01/2027 (Callable 12/01/2026)(a)	1,381,000	1,417,221
5.00%, 11/01/2058 (Callable 02/01/2027)(a)	2,860,000	2,944,255
Wisconsin Housing & Economic Development Authority Home Ownership Revenue
1.90%, 03/01/2032 (Callable 09/01/2030)	855,000	752,350
4.00%, 03/01/2048 (Callable 03/01/2027)	965,000	965,696
4.25%, 03/01/2049 (Callable 09/01/2028)	650,000	656,824

The accompanying notes are an integral part of these financial statements.

284

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Wisconsin - (Continued)
Wisconsin Housing & Economic Development Authority Housing Revenue, 3.75%, 05/01/2054 (Callable 07/22/2025)(a)	$1,330,000	$1,330,355
		117,994,239
Wyoming - 0.2%
County of Laramie WY
4.00%, 05/01/2030	720,000	739,053
4.00%, 05/01/2032 (Callable 05/01/2031)	525,000	534,405
4.00%, 05/01/2034 (Callable 05/01/2031)	645,000	650,323
4.00%, 05/01/2036 (Callable 05/01/2031)	1,000,000	995,253
4.00%, 05/01/2037 (Callable 05/01/2031)	225,000	221,416
Snake River Sporting Club Improvement & Service District
4.25%, 07/15/2044 (Callable 07/15/2032)	1,000,000	936,666
5.50%, 07/15/2048 (Callable 07/15/2032)	1,480,000	1,535,397
Sublette County Hospital District, 5.00%, 06/15/2026 (Callable 08/01/2025)	4,500,000	4,500,449
Wyoming Community Development Authority, 4.00%, 12/01/2048 (Callable 06/01/2028)	535,000	537,085
		10,650,047
TOTAL MUNICIPAL BONDS (Cost $4,515,092,357)		4,472,452,052
U.S. TREASURY SECURITIES - 0.6%
United States Treasury Note/Bond, 3.75%, 08/15/2027	30,000,000	30,014,063
TOTAL U.S. TREASURY SECURITIES (Cost $29,615,232)		30,014,063

	Shares	Value
SHORT-TERM INVESTMENTS - 0.7%
Money Market Funds - 0.7%
Federated Institutional Tax-Free Cash Trust - Class Premier, 2.30%(h)	29,182,840	$29,182,840
First American Government Obligations Fund - Class U, 4.27%(h)	2,548,889	2,548,889
TOTAL SHORT-TERM INVESTMENTS (Cost $31,731,729)		31,731,729
TOTAL INVESTMENTS - 98.6% (Cost $4,576,439,318)		$4,534,197,844
Other Assets in Excess of Liabilities - 1.4%		64,047,118
TOTAL NET ASSETS - 100.0%		$4,598,244,962

Percentages are stated as a percent of net assets.
SIFMA - Securities Industry and Financial Markets Association
SOFR - Secured Overnight Financing Rate
(a)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of June 30, 2025.

(b)	Security subject to the Alternative Minimum Tax (“AMT”). As of June 30, 2025, the total value of securities subject to the AMT was $177,595,978 or 3.9% of net assets.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $121,725,930 or 2.6% of the Fund’s net assets.

(d)	Step coupon bond. The rate disclosed is as of June 30, 2025.
(e)	Zero coupon bonds make no periodic interest payments.
(f)	Represents less than 0.05% of net assets.
(g)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(h)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

285

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
Summary of Fair Value Disclosure
as of June 30, 2025 (Unaudited)
Baird Core Intermediate Municipal Bond Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds	$—	$4,472,452,052	$—	$4,472,452,052
U.S. Treasury Securities	—	30,014,063	—	30,014,063
Money Market Funds	31,731,729	—	—	31,731,729
Total Investments	$31,731,729	$4,502,466,115	$—	$4,534,197,844

Refer to the Schedule of Investments for further disaggregation of investment categories.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.
The accompanying notes are an integral part of these financial statements.

286

Baird Municipal Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited)

	Par	Value
MUNICIPAL BONDS - 99.8%
Alabama - 3.4%
Alabama Corrections Institution Finance Authority, 5.00%, 07/01/2037 (Callable 07/01/2032)	$500,000	$535,405
Alabama Special Care Facilities Financing Authority-Birmingham AL, 5.00%, 06/01/2026 (Callable 08/01/2025)	110,000	110,115
Black Belt Energy Gas District
4.00%, 12/01/2049 (Callable 09/01/2025)(a)	100,000	100,087
5.00%, 05/01/2053(a)	755,000	781,747
5.00%, 05/01/2055 (Callable 04/01/2031)(a)	500,000	523,717
Chilton County Health Care Authority, 3.00%, 11/01/2027 (Callable 11/01/2025)	100,000	99,271
City of Mobile AL, 5.00%, 02/15/2040 (Callable 02/15/2035)	1,500,000	1,608,029
Clarke-Mobile Counties Gas District, 5.00%, 10/01/2031	1,580,000	1,728,691
County of Jefferson AL Sewer Revenue, 5.25%, 10/01/2049 (Callable 10/01/2033)	1,000,000	1,011,086
Houston County Board of Education, 2.00%, 12/01/2040 (Callable 12/01/2030)	445,000	290,737
Industrial Development Board of the City of Mobile Alabama, 3.92%, 06/01/2034(a)	600,000	601,825
Jacksonville Public Educational Building Authority, 5.00%, 08/01/2056 (Callable 08/01/2034)	2,500,000	2,461,052
Jacksonville State University, 5.00%, 12/01/2036 (Callable 12/01/2027)	500,000	516,992
Southeast Energy Authority A Cooperative District
5.00%, 11/01/2026	475,000	484,861
5.00%, 11/01/2027	300,000	310,837
5.00%, 11/01/2035 (Callable 11/01/2034)	650,000	671,543
5.50%, 01/01/2053 (Callable 09/01/2029)(a)	250,000	266,773
5.00%, 01/01/2054 (Callable 03/01/2030)(a)	1,250,000	1,316,705
5.25%, 01/01/2054 (Callable 04/01/2029)(a)	1,000,000	1,048,930
State of Alabama Docks Department, 5.00%, 10/01/2032 (Callable 10/01/2027)(b)	1,000,000	1,016,532
University of South Alabama, 5.00%, 11/01/2033 (Callable 11/01/2026)	1,000,000	1,019,476
		16,504,411

	Par	Value
Alaska - 0.3%
Alaska Municipal Bond Bank Authority, 5.25%, 12/01/2045 (Callable 12/01/2034)(b)	$580,000	$588,522
CIVICVentures/AK, 5.00%, 09/01/2027 (Callable 09/01/2025)	200,000	200,444
Municipality of Anchorage AK, 5.50%, 02/01/2045 (Callable 02/01/2034)(b)	500,000	516,440
		1,305,406
Arizona - 2.2%
Arizona Industrial Development Authority
5.00%, 07/01/2026(c)	215,000	215,821
4.00%, 07/15/2027(c)	125,000	123,963
4.75%, 12/15/2028 (Callable 12/15/2026)(c)	185,000	186,318
4.00%, 07/15/2030 (Callable 07/15/2027)(c)	225,000	221,084
5.00%, 10/01/2030 (Callable 10/01/2026)(c)	100,000	96,495
4.00%, 07/01/2032 (Callable 01/01/2028)	100,000	99,508
5.00%, 07/01/2048 (Callable 01/01/2028)	200,000	189,933
5.25%, 11/01/2053 (Callable 11/01/2032)	1,750,000	1,743,172
Glendale Industrial Development Authority
4.00%, 05/15/2027 (Callable 07/22/2025)	230,000	228,025
4.00%, 05/15/2031 (Callable 07/22/2025)	500,000	482,451
2.13%, 07/01/2033 (Callable 07/01/2029)(b)	730,000	596,080
Industrial Development Authority of the City of Phoenix Arizona, 5.00%, 10/15/2044 (Callable 10/15/2034)	1,195,000	1,219,583
Industrial Development Authority of the County of Pima, 4.00%, 07/01/2029	25,000	24,984
Maricopa County Industrial Development Authority, 5.00%, 09/01/2042 (Callable 09/01/2028)	1,500,000	1,502,543
Maricopa County School District No 83-Cartwright Elementary
5.00%, 07/01/2040 (Callable 07/01/2033)	500,000	526,315
5.00%, 07/01/2042 (Callable 07/01/2033)	875,000	906,165
Salt Verde Financial Corp., 5.25%, 12/01/2026	1,545,000	1,578,269
Town of Marana AZ Pledged Excise Revenue
5.00%, 07/01/2037 (Callable 07/01/2029)	190,000	198,480

The accompanying notes are an integral part of these financial statements.

287

Baird Municipal Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Arizona - (Continued)
5.00%, 07/01/2038 (Callable 07/01/2029)	$225,000	$233,692
5.00%, 07/01/2039 (Callable 07/01/2029)	225,000	232,756
		10,605,637
Arkansas - 0.4%
Arkadelphia Water & Sewer System, 5.00%, 12/01/2053 (Callable 06/01/2029)	450,000	450,814
Arkansas Development Finance Authority, 5.00%, 02/01/2036 (Callable 02/01/2031)	790,000	802,951
Batesville Public Facilities Board, 5.00%, 06/01/2026	150,000	150,139
City of Heber Springs AR Sales & Use Tax, 1.63%, 06/01/2047 (Callable 06/01/2028)	60,000	58,415
City of West Memphis AR Public Utility System Revenue
3.00%, 12/01/2041 (Callable 12/01/2028)	380,000	291,329
4.25%, 12/01/2054 (Callable 12/01/2031)	500,000	435,385
		2,189,033
California - 5.3%
California Community Choice Financing Authority
4.00%, 10/01/2052 (Callable 09/01/2027)(a)	1,000,000	1,002,865
5.25%, 01/01/2054 (Callable 10/01/2030)(a)	200,000	209,584
5.00%, 01/01/2056 (Callable 05/01/2033)(a)	1,000,000	1,072,011
California Housing Finance Agency
3.75%, 03/25/2035	474,122	472,331
4.38%, 09/20/2036	490,929	490,579
California Municipal Finance Authority, 4.00%, 12/01/2043 (Callable 12/01/2034)	1,000,000	902,550
California Pollution Control Financing Authority, 5.00%, 07/01/2029(c)	250,000	255,831
California Public Finance Authority
3.13%, 05/15/2029 (Callable 07/22/2025)(c)	305,000	296,999
6.50%, 06/01/2054 (Callable 06/01/2031)(c)	130,000	121,439
California State University, 3.13%, 11/01/2051 (Callable 05/01/2026)(a)	750,000	750,474
City of Los Angeles Department of Airports
5.00%, 05/15/2028(b)	1,500,000	1,571,285
5.00%, 05/15/2033 (Callable 05/15/2029)(b)	500,000	520,779

	Par	Value
City of Vernon CA Electric System Revenue, 5.00%, 08/01/2025	$500,000	$500,587
El Dorado Irrigation District, 5.00%, 03/01/2044 (Callable 03/01/2034)	300,000	315,688
Freddie Mac Multifamily ML Certificates
2.88%, 07/25/2036	700,740	646,583
2.25%, 09/25/2037	1,368,132	1,142,315
3.16%, 12/25/2038(a)	497,190	434,973
Inglewood Unified School District, 5.50%, 08/01/2044 (Callable 08/01/2035)	1,000,000	1,084,699
Los Alamitos Unified School District, 6.05%, 08/01/2042 (Callable 08/01/2029)	375,000	403,778
Los Angeles Department of Water & Power
3.85%, 07/01/2035(a)	1,000,000	1,000,000
5.00%, 07/01/2043 (Callable 07/01/2032)	75,000	77,175
Los Angeles Department of Water & Power Water System Revenue
5.00%, 07/01/2035 (Callable 01/01/2028)	1,385,000	1,415,829
5.00%, 07/01/2044 (Callable 07/01/2034)	665,000	687,350
5.00%, 07/01/2048 (Callable 01/01/2028)	540,000	538,374
Los Angeles Unified School District/CA, 5.25%, 07/01/2042 (Callable 01/01/2028)	1,500,000	1,535,458
Mayers Memorial Hospital District
0.00%, 08/01/2029(d)	160,000	132,980
0.00%, 08/01/2030(d)	360,000	283,024
Morongo Unified School District, 0.00%, 08/01/2041 (Callable 08/01/2030)(d)	175,000	183,609
Needles Unified School District, 0.00%, 08/01/2041(d)	875,000	692,506
Orland Unified School District, 0.00%, 08/01/2047 (Callable 08/01/2037)(d)	260,000	201,175
Paradise Unified School District
5.00%, 05/01/2035 (Callable 05/01/2030)	505,000	518,737
5.00%, 05/01/2040 (Callable 05/01/2030)	405,000	406,185
Regents of the University of California Medical Center Pooled Revenue, 5.00%, 05/15/2041 (Callable 05/15/2032)	330,000	344,933
River Islands Public Financing Authority
5.00%, 09/01/2045 (Callable 09/01/2032)	530,000	541,664
5.00%, 09/01/2050 (Callable 09/01/2032)	800,000	802,562

The accompanying notes are an integral part of these financial statements.

288

Baird Municipal Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
California - (Continued)
Sacramento City Unified School District/CA, 5.50%, 08/01/2047 (Callable 08/01/2030)	$2,110,000	$2,208,500
San Francisco City & County Airport Comm-San Francisco International Airport, 5.75%, 05/01/2048 (Callable 05/01/2033)(b)	1,000,000	1,051,732
San Ysidro School District, 0.00%, 08/01/2031(d)	600,000	481,556
Siskiyou Community College District, 0.00%, 08/01/2031(d)	240,000	195,523
Stockton Unified School District, 0.00%, 08/01/2050 (Callable 08/01/2037)(d)	500,000	550,233
		26,044,455
Colorado - 3.3%
Adams County School District No 14, 5.50%, 12/01/2042 (Callable 12/01/2034)	1,000,000	1,095,697
Baseline Metropolitan District No 1, 4.00%, 12/01/2046 (Callable 12/01/2029)	1,000,000	900,365
Centennial Water & Sanitation District, 5.25%, 12/01/2048 (Callable 12/01/2028)	500,000	506,932
Colorado Bridge & Tunnel Enterprise, 5.25%, 12/01/2050 (Callable 12/01/2034)	3,250,000	3,357,170
Colorado Bridge Enterprise
4.00%, 12/31/2030 (Callable 12/31/2027)(b)	750,000	752,211
4.00%, 06/30/2031 (Callable 12/31/2027)(b)	250,000	250,510
Colorado Educational & Cultural Facilities Authority
5.00%, 10/01/2028 (Callable 10/01/2025)	350,000	328,591
2.00%, 09/01/2030 (Callable 09/01/2028)	80,000	73,773
5.00%, 10/01/2030 (Callable 10/01/2025)	420,000	379,267
5.00%, 12/01/2038 (Callable 12/01/2028)	75,000	76,237
Colorado Health Facilities Authority
3.50%, 05/15/2030 (Callable 08/01/2025)	300,000	286,615
5.00%, 08/01/2044 (Callable 08/01/2029)	625,000	615,537
Colorado Housing and Finance Authority, 3.50%, 11/01/2043 (Callable 05/01/2026)(a)	500,000	500,737
Denver City & County Housing Authority, 5.00%, 07/01/2027 (Callable 07/01/2026)	500,000	512,053

	Par	Value
Denver Health & Hospital Authority, 5.00%, 12/01/2033 (Callable 12/01/2029)	$100,000	$104,190
Durango School District No 9-R, 5.25%, 11/01/2044 (Callable 11/01/2034)	1,000,000	1,064,987
Grand River Hospital District, 5.25%, 12/01/2031 (Callable 12/01/2028)	75,000	79,045
Regional Transportation District, 4.00%, 07/15/2039	115,000	108,828
State of Colorado, 5.25%, 03/15/2042 (Callable 03/15/2027)	1,000,000	1,015,666
Vail Home Partners Corp.
5.75%, 10/01/2045 (Callable 04/01/2035)(c)	625,000	624,675
5.88%, 10/01/2055 (Callable 04/01/2035)(c)	1,250,000	1,248,660
Vauxmont Metropolitan District, 3.25%, 12/15/2050 (Callable 07/22/2025)	131,000	97,760
Weld County School District No RE-4, 5.25%, 12/01/2047 (Callable 12/01/2032)	1,000,000	1,042,942
Windy Gap Firming Project Water Activity Enterprise, 5.00%, 07/15/2046 (Callable 07/15/2031)	1,000,000	1,021,045
		16,043,493
Connecticut - 0.9%
Connecticut Housing Finance Authority, 1.70%, 11/15/2028(b)	1,465,000	1,344,365
Connecticut State Health & Educational Facilities Authority
4.00%, 07/01/2029 (Callable 07/01/2028)	40,000	39,846
4.00%, 07/01/2031 (Callable 07/01/2028)	30,000	29,509
2.95%, 07/01/2049(a)	1,000,000	997,839
Connecticut State Higher Education Supplement Loan Authority
5.00%, 11/15/2026(b)	400,000	408,345
5.00%, 11/15/2033(b)	540,000	568,017
Stamford Housing Authority, 4.25%, 10/01/2030	870,000	875,639
		4,263,560
Delaware - 0.2%
Delaware State Housing Authority, 6.00%, 01/01/2055 (Callable 07/01/2033)	985,000	1,073,815
District of Columbia - 0.2%
District of Columbia Income Tax Revenue, 5.50%, 07/01/2047 (Callable 07/01/2032)	1,000,000	1,050,813

The accompanying notes are an integral part of these financial statements.

289

Baird Municipal Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Florida - 4.3%
Brevard County Health Facilities Authority, 5.00%, 04/01/2052 (Callable 04/01/2032)	$750,000	$726,063
Capital Trust Agency, Inc., 3.38%, 07/01/2031(c)	360,000	343,094
City of Cape Coral FL Water & Sewer Revenue
5.25%, 10/01/2048 (Callable 10/01/2033)	750,000	772,764
5.65%, 03/01/2054 (Callable 03/01/2033)	1,000,000	1,045,550
City of Fort Lauderdale FL Water & Sewer Revenue, 5.50%, 09/01/2048 (Callable 09/01/2033)	550,000	590,427
City of Orlando FL Tourist Development Tax Revenue, 5.00%, 11/01/2032 (Callable 11/01/2027)	1,305,000	1,351,626
City of Tampa FL Water & Wastewater System Revenue
5.00%, 10/01/2047 (Callable 10/01/2032)	1,000,000	1,031,480
5.25%, 10/01/2057 (Callable 10/01/2032)	750,000	775,032
County of Broward FL Airport System Revenue, 5.00%, 10/01/2033 (Callable 10/01/2029)(b)	1,500,000	1,556,528
County of Broward FL Port Facilities Revenue, 5.00%, 09/01/2044 (Callable 09/01/2029)	1,000,000	1,006,213
County of Miami-Dade FL, 0.00%, 10/01/2042(d)	2,335,000	1,065,124
County of Miami-Dade FL Transit System, 5.00%, 07/01/2049 (Callable 07/01/2032)	2,000,000	2,014,551
County of Okeechobee FL Half-Cent Sales Tax Revenue, 5.00%, 09/01/2044 (Callable 09/01/2034)	435,000	441,949
County of Pasco FL, 5.00%, 09/01/2048 (Callable 03/01/2033)	500,000	501,005
County of Sarasota FL Utility System Revenue, 5.25%, 10/01/2047 (Callable 10/01/2032)	1,000,000	1,039,900
Florida Development Finance Corp.
5.25%, 06/15/2029 (Callable 06/15/2027)(c)	830,000	828,234
5.00%, 08/15/2032(c)	455,000	445,838
Florida Higher Educational Facilities Financing Authority, 5.00%, 07/01/2035 (Callable 07/01/2033)(c)	1,000,000	997,760
Florida Housing Finance Corp.
2.33%, 07/01/2036	453,695	360,949
4.20%, 01/01/2045 (Callable 01/01/2028)	40,000	37,071

	Par	Value
Greater Orlando Aviation Authority
5.00%, 10/01/2029 (Callable 10/01/2025)(b)	$1,000,000	$1,001,512
5.00%, 10/01/2036 (Callable 10/01/2027)(b)	1,000,000	1,013,207
Miami-Dade County Housing Finance Authority, 4.88%, 03/01/2046	1,000,000	969,138
Palm Beach County Educational Facilities Authority
4.00%, 10/01/2027	260,000	261,462
4.00%, 10/01/2028	270,000	271,614
St Johns County Housing Finance Authority, 5.50%, 12/01/2028 (Callable 06/01/2026)(a)(c)	500,000	498,802
		20,946,893
Georgia - 2.1%
Bartow County Development Authority
3.95%, 12/01/2032(a)	500,000	508,720
2.88%, 08/01/2043(a)	200,000	199,744
DeKalb County Housing Authority, 4.00%, 12/01/2033 (Callable 12/01/2030)	1,000,000	1,000,260
Development Authority of Burke County
2.55%, 07/01/2049 (Callable 07/01/2025)(a)	2,000,000	2,000,000
2.75%, 01/01/2052 (Callable 05/03/2031)	500,000	302,112
Georgia Municipal Association, Inc., 4.00%, 01/01/2055 (Callable 01/01/2035)	1,550,000	1,318,536
Gwinnett County School District, 5.00%, 02/01/2040 (Callable 02/01/2029)	1,500,000	1,547,711
Main Street Natural Gas, Inc.
4.00%, 07/01/2052 (Callable 06/01/2027)(a)	1,025,000	1,034,636
5.00%, 12/01/2052 (Callable 03/01/2029)(a)	350,000	363,324
5.00%, 07/01/2053 (Callable 12/01/2029)(a)	250,000	263,404
Spalding County Water & Sewer Facilities Authority
4.50%, 06/01/2045 (Callable 06/01/2035)	170,000	167,762
4.75%, 06/01/2050 (Callable 06/01/2035)	1,700,000	1,687,256
		10,393,465
Idaho - 0.7%
Idaho Health Facilities Authority, 4.38%, 03/01/2053 (Callable 03/01/2035)	1,000,000	879,808
Idaho Housing & Finance Association
4.13%, 05/01/2039 (Callable 05/01/2032)	450,000	423,038

The accompanying notes are an integral part of these financial statements.

290

Baird Municipal Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Idaho - (Continued)
3.00%, 05/01/2042 (Callable 05/01/2032)	$340,000	$254,061
3.00%, 02/21/2046	493,071	429,349
5.75%, 05/01/2058 (Callable 05/01/2031)	500,000	509,863
Southern Idaho Regional Solid Waste District, 4.00%, 03/01/2028 (Callable 09/01/2027)	1,050,000	1,057,824
		3,553,943
Illinois - 7.5%
Chicago Board of Education
0.00%, 12/01/2025(d)	500,000	491,926
5.50%, 12/01/2026	40,000	40,599
Chicago Board of Education Dedicated Capital Improvement Tax, 5.25%, 04/01/2034 (Callable 04/01/2033)	375,000	407,807
Chicago Midway International Airport
5.00%, 01/01/2027(b)	500,000	511,913
5.00%, 01/01/2029 (Callable 01/01/2026)(b)	365,000	367,209
Chicago O’Hare International Airport
5.00%, 01/01/2033 (Callable 01/01/2027)(b)	1,500,000	1,518,483
5.50%, 01/01/2055 (Callable 01/01/2032)(b)	300,000	305,901
City of Chicago IL
0.00%, 01/01/2027(d)	100,000	95,316
6.00%, 01/01/2046 (Callable 01/01/2034)	500,000	533,324
City of Chicago IL Wastewater Transmission Revenue, 5.00%, 01/01/2042 (Callable 01/01/2034)	1,250,000	1,293,242
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2029 (Callable 11/01/2026)	1,050,000	1,071,558
5.00%, 11/01/2031 (Callable 11/01/2026)	1,000,000	1,017,351
City of Hillsboro IL
5.00%, 12/01/2050 (Callable 12/01/2034)	940,000	934,758
5.00%, 12/01/2054 (Callable 12/01/2034)	775,000	767,939
Cook County School District No 86 Harwood Heights, 5.00%, 12/01/2039 (Callable 12/01/2033)	325,000	338,931
Illinois Finance Authority
5.00%, 03/01/2030 (Callable 03/01/2027)	390,000	396,399
5.00%, 11/01/2031 (Callable 11/01/2026)	135,000	136,691

	Par	Value
5.00%, 02/15/2032 (Callable 08/15/2027)	$500,000	$504,136
5.00%, 05/15/2033 (Callable 11/15/2028)	640,000	664,520
5.00%, 10/01/2034 (Callable 10/01/2030)	775,000	801,584
Illinois Finance Authority, 5.00%, 02/15/2036 (Callable 02/15/2027)	400,000	407,796
5.00%, 02/15/2037 (Callable 08/15/2027)	955,000	944,268
4.13%, 11/15/2037 (Callable 11/15/2025)	60,000	56,715
5.00%, 11/15/2039 (Callable 07/22/2025)	300,000	299,986
5.25%, 04/01/2044 (Callable 04/01/2034)	1,200,000	1,196,650
5.25%, 04/01/2047 (Callable 04/01/2034)	500,000	514,585
5.25%, 04/01/2049 (Callable 04/01/2034)	350,000	359,147
Illinois Housing Development Authority, 6.25%, 10/01/2055 (Callable 04/01/2033)	2,400,000	2,691,659
Illinois Sports Facilities Authority, 5.00%, 06/15/2030	1,000,000	1,046,736
Illinois State Toll Highway Authority, 5.00%, 01/01/2045 (Callable 01/01/2031)	580,000	585,038
Lake County Community Unit School District No 187 North Chicago, 5.00%, 01/01/2031	625,000	671,197
Metropolitan Pier & Exposition Authority
0.00%, 06/15/2028(d)	1,000,000	902,805
0.00%, 06/15/2029(d)	100,000	86,905
0.00%, 12/15/2034(d)	700,000	472,812
0.00%, 12/15/2037(d)	1,000,000	780,403
0.00%, 12/15/2042 (Callable 06/15/2038)(d)	150,000	105,886
Moultrie Shelby & Coles Counties Community Unit School District No 300, 5.00%, 12/01/2044 (Callable 06/01/2029)	890,000	926,180
Northern Illinois University, 5.50%, 04/01/2049 (Callable 04/01/2034)	2,000,000	2,060,427
Sangamon & Christian Counties Community Unit School District No 3A Rochester, 5.50%, 02/01/2038 (Callable 02/01/2032)	450,000	483,453
Southern Illinois University, 5.25%, 02/15/2050 (Callable 02/15/2035)	1,150,000	1,152,551
Southwestern Illinois Development Authority, 5.50%, 04/01/2050 (Callable 04/01/2035)	1,000,000	1,031,388

The accompanying notes are an integral part of these financial statements.

291

Baird Municipal Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Illinois - (Continued)
St Clair County Community Unit School District No 187 Cahokia
5.00%, 01/01/2044 (Callable 01/01/2034)	$250,000	$257,479
5.00%, 01/01/2049 (Callable 01/01/2034)	1,000,000	1,018,340
5.00%, 01/01/2054 (Callable 01/01/2034)	1,350,000	1,365,793
St Clair County School District No 118 Belleville, 5.50%, 12/01/2037 (Callable 12/01/2034)	1,125,000	1,230,385
State of Illinois, 5.00%, 03/01/2027	200,000	205,924
Upper Illinois River Valley Development Authority, 5.00%, 01/01/2045 (Callable 01/01/2027)(c)	200,000	181,259
Village of Romeoville IL, 5.00%, 10/01/2035 (Callable 07/22/2025)	300,000	299,982
Village of Rosemont IL, 5.00%, 12/01/2042 (Callable 06/01/2030)	1,000,000	1,014,148
Will County Community High School District No 210 Lincoln-Way, 4.00%, 01/01/2034 (Callable 01/01/2029)	100,000	99,781
Will County Community High School District No. 210
0.00%, 01/01/2027(d)	95,000	90,124
0.00%, 01/01/2033(d)	570,000	421,655
Will County School District No 114 Manhattan, 5.50%, 09/01/2052 (Callable 01/01/2033)	1,000,000	1,036,287
Winnebago County Community Unit School District No 320 South Beloit, 5.00%, 02/01/2032	400,000	433,805
		36,631,136
Indiana - 2.1%
Boone County Building Corp., 5.25%, 08/01/2038 (Callable 02/01/2032)	1,235,000	1,320,176
Carmel Redevelopment Authority, 1.13%, 01/15/2044 (Callable 07/15/2032)	945,000	483,474
City of Carmel IN Waterworks Revenue, 4.00%, 05/01/2043 (Callable 05/01/2032)	400,000	356,536
City of La Porte IN Sewage Works Revenue, 3.75%, 09/01/2029 (Callable 09/01/2025)	1,000,000	990,216
Fishers Town Hall Building Corp., 5.63%, 07/15/2048 (Callable 01/15/2034)	25,000	27,210
Gary Chicago International Airport Authority, 4.50%, 02/01/2045 (Callable 02/01/2035)	750,000	713,867

	Par	Value
Hammond Local Public Improvement Bond Bank, 5.50%, 07/15/2036 (Callable 07/15/2030)	$500,000	$524,392
Indiana Finance Authority
2.50%, 11/01/2030	100,000	93,640
5.75%, 06/01/2048 (Callable 12/01/2033)	500,000	521,321
5.00%, 10/01/2063 (Callable 10/01/2030)(a)	1,000,000	1,088,706
Indiana Health & Educational Facilities Financing Authority, 5.00%, 11/15/2046 (Callable 11/15/2026)	100,000	98,764
Indianapolis Local Public Improvement Bond Bank, 6.00%, 02/01/2048 (Callable 02/01/2033)	2,000,000	2,193,113
Noblesville Community Development Corp., 5.00%, 08/01/2039 (Callable 02/01/2034)	1,785,000	1,884,864
St Joseph County Airport Authority, 0.01%, 07/01/2028(b)	155,000	138,931
		10,435,210
Iowa - 2.0%
City of Stuart IA, 4.75%, 06/01/2026 (Callable 08/01/2025)	680,000	680,262
County of Polk IA
5.00%, 06/01/2036 (Callable 06/01/2032)(b)	1,500,000	1,593,283
5.00%, 06/01/2039 (Callable 06/01/2032)(b)	1,435,000	1,479,904
5.25%, 06/01/2041 (Callable 06/01/2033)(b)	1,500,000	1,556,663
Iowa Finance Authority
7.50%, 01/01/2032 (Callable 01/01/2030)(c)	250,000	231,455
5.00%, 08/01/2042 (Callable 02/01/2035)	1,300,000	1,379,686
6.00%, 11/01/2042 (Callable 11/01/2041)(c)	1,000,000	949,949
PEFA, Inc., 5.00%, 09/01/2049 (Callable 06/01/2026)(a)	730,000	738,908
Waterloo Community School District Infrastructure Sales Services & Use Tax, 5.00%, 07/01/2047 (Callable 07/01/2033)	1,000,000	999,936
		9,610,046
Kansas - 0.9%
City of Osawatomie KS, 3.75%, 03/01/2027 (Callable 08/01/2025)	500,000	500,095
City of Wichita KS, 5.25%, 05/15/2039 (Callable 05/15/2031)	1,025,000	992,778
Johnson & Miami Counties Unified School District No 230 Spring Hills, 6.00%, 09/01/2042 (Callable 09/01/2035)	1,585,000	1,791,270

The accompanying notes are an integral part of these financial statements.

292

Baird Municipal Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Kansas - (Continued)
Wyandotte County Unified School District No 500 Kansas City, 5.25%, 09/01/2055 (Callable 09/01/2034)	$840,000	$855,840
Wyandotte County-Kansas City Unified Government, 0.00%, 12/01/2027(d)	205,000	186,271
		4,326,254
Kentucky - 1.1%
Garrard County School District Finance Corp., 5.00%, 08/01/2037 (Callable 08/01/2031)	810,000	854,793
Kenton County Airport Board, 5.00%, 01/01/2031(b)	800,000	855,050
Kentucky Economic Development Finance Authority
0.00%, 10/01/2027(d)	200,000	182,750
5.00%, 07/01/2033 (Callable 08/01/2025)	200,000	200,151
Kentucky Public Energy Authority
5.00%, 07/01/2027	525,000	540,029
4.00%, 12/01/2050 (Callable 03/01/2026)(a)	250,000	251,023
5.25%, 06/01/2055 (Callable 09/01/2029)(a)	500,000	528,578
Louisville/Jefferson County Metropolitan Government
5.00%, 10/01/2032 (Callable 10/01/2026)	1,280,000	1,298,234
5.00%, 10/01/2047 (Callable 07/01/2026)(a)	500,000	510,334
		5,220,942
Louisiana - 0.5%
Louisiana Housing Corp., 5.00%, 07/01/2046 (Callable 02/01/2026)(a)	500,000	505,418
Louisiana Public Facilities Authority, 5.00%, 10/01/2025	250,000	250,781
New Orleans Aviation Board, 5.00%, 01/01/2030 (Callable 01/01/2027)(b)	1,550,000	1,579,332
		2,335,531
Maine - 0.1%
Maine Health & Higher Educational Facilities Authority, 5.00%, 07/01/2037 (Callable 07/01/2030)	600,000	625,199
Maryland - 1.2%
City of Baltimore MD, 5.00%, 07/01/2030 (Callable 01/01/2027)	2,000,000	2,052,743
Maryland Economic Development Corp.
5.00%, 06/01/2030 (Callable 06/01/2028)	500,000	517,397

	Par	Value
5.00%, 10/01/2045 (Callable 10/01/2034)	$1,000,000	$1,001,290
Maryland Health & Higher Educational Facilities Authority, 5.00%, 01/01/2030	100,000	105,587
Montgomery County Housing Opportunities Commission, 5.13%, 01/01/2053 (Callable 01/01/2034)	700,000	709,394
State of Maryland Department of Transportation, 5.25%, 08/01/2049 (Callable 08/01/2034)(b)	1,000,000	1,016,786
Washington Suburban Sanitary Commission, 2.60%, 06/01/2027 (Callable 07/01/2025)(a)	630,000	630,000
		6,033,197
Massachusetts - 1.1%
Commonwealth of Massachusetts, 5.25%, 04/01/2047 (Callable 04/01/2027)	2,000,000	2,023,571
Massachusetts Development Finance Agency
5.00%, 07/15/2025	50,000	50,033
5.00%, 10/01/2033 (Callable 10/01/2026)	1,285,000	1,291,630
5.25%, 10/01/2033	775,000	798,348
5.00%, 07/01/2044 (Callable 07/01/2027)	500,000	490,789
Massachusetts Educational Financing Authority
2.00%, 07/01/2037 (Callable 07/01/2031)(b)	280,000	238,282
4.25%, 07/01/2044 (Callable 07/01/2033)(b)	400,000	393,222
		5,285,875
Michigan - 4.0%
Allegan Public School District, 5.00%, 05/01/2037 (Callable 05/01/2033)	250,000	271,666
Ann Arbor School District, 3.00%, 05/01/2027	780,000	780,497
City of Detroit MI, 6.00%, 05/01/2043 (Callable 05/01/2033)	790,000	852,291
Flat Rock Community School District, 5.00%, 05/01/2041 (Callable 05/01/2032)	350,000	363,682
Four Lakes Special Assessment District, 5.00%, 06/01/2037 (Callable 06/01/2033)	2,170,000	2,287,919
Fraser Public School District
5.00%, 05/01/2038 (Callable 05/01/2033)	400,000	430,197
5.00%, 05/01/2039 (Callable 05/01/2033)	180,000	192,136
5.00%, 05/01/2048 (Callable 05/01/2033)	475,000	482,620

The accompanying notes are an integral part of these financial statements.

293

Baird Municipal Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Michigan - (Continued)
Gobles Public Schools
5.00%, 05/01/2046 (Callable 05/01/2034)	$850,000	$871,779
5.00%, 05/01/2050 (Callable 05/01/2034)	630,000	643,696
Grand Traverse County Hospital Finance Authority, 5.00%, 07/01/2044 (Callable 07/01/2028)	710,000	712,154
Great Lakes Water Authority Water Supply System Revenue, 5.00%, 07/01/2036 (Callable 07/01/2026)	1,000,000	1,009,959
Michigan Finance Authority
5.00%, 05/15/2035 (Callable 08/01/2025)	1,010,000	1,010,433
5.00%, 11/15/2041 (Callable 11/15/2026)	500,000	500,135
5.00%, 07/01/2044 (Callable 08/01/2025)	960,000	960,151
Michigan State Housing Development Authority
3.35%, 12/01/2031 (Callable 12/01/2025)	280,000	277,066
6.25%, 12/01/2055 (Callable 12/01/2033)	1,250,000	1,381,325
Michigan Strategic Fund, 5.00%, 12/31/2043 (Callable 12/31/2028)(b)	305,000	301,315
Okemos Public Schools
5.00%, 05/01/2040 (Callable 05/01/2034)	300,000	320,960
5.00%, 05/01/2041 (Callable 05/01/2034)	400,000	423,030
Rockford Public Schools, 5.00%, 05/01/2040 (Callable 05/01/2033)	500,000	530,191
Saline Area Schools
5.00%, 05/01/2041 (Callable 05/01/2035)	650,000	693,438
5.00%, 05/01/2043 (Callable 05/01/2035)	1,000,000	1,051,070
Van Dyke Public Schools, 5.50%, 05/01/2050 (Callable 05/01/2035)	1,500,000	1,529,250
Walled Lake Consolidated School District, 5.00%, 05/01/2047 (Callable 05/01/2032)	1,000,000	1,011,243
Wayne County Airport Authority, 5.25%, 12/01/2038 (Callable 12/01/2035)(b)	450,000	484,289
		19,372,492
Minnesota - 1.0%
City of Virginia MN, 5.00%, 12/15/2026 (Callable 08/01/2025)	1,000,000	1,000,860

	Par	Value
Federal Home Loan Mortgage Corp., Series 2024-ML21, Class AUS, 4.62%, 08/25/2041 (Callable 08/25/2041)(a)	$995,462	$1,021,623
Housing & Redevelopment Authority of The City of St Paul Minnesota, 5.00%, 12/01/2036 (Callable 12/01/2030)	150,000	153,608
Minnesota Housing Finance Agency
4.50%, 01/01/2043 (Callable 01/01/2033)	485,000	476,619
4.25%, 01/01/2049 (Callable 01/01/2028)	230,000	231,868
6.50%, 07/01/2054 (Callable 07/01/2033)	720,000	790,362
Northern Municipal Power Agency
5.00%, 01/01/2039 (Callable 01/01/2031)	125,000	129,580
5.00%, 01/01/2040 (Callable 01/01/2031)	100,000	103,093
State of Minnesota, 5.00%, 08/01/2034 (Callable 08/01/2026)	1,000,000	1,016,868
		4,924,481
Mississippi - 1.9%
City of Gulfport MS, 5.00%, 07/01/2026	100,000	101,177
City of Starkville MS Water & Sewer System Revenue
4.00%, 02/01/2038 (Callable 02/01/2033)	390,000	388,342
4.00%, 02/01/2039 (Callable 02/01/2033)	405,000	397,891
4.00%, 02/01/2040 (Callable 02/01/2033)	400,000	385,966
County of Hinds MS
4.00%, 11/01/2034 (Callable 11/01/2025)	100,000	93,248
4.63%, 09/01/2054 (Callable 09/01/2029)(c)	500,000	432,276
Mississippi Business Finance Corp., 2.40%, 11/01/2035 (Callable 08/01/2025)(a)	1,290,000	1,290,000
Mississippi Development Bank
5.00%, 03/01/2030 (Callable 03/01/2027)	30,000	30,326
5.00%, 08/01/2030 (Callable 08/01/2029)	85,000	89,207
5.00%, 11/01/2030 (Callable 11/01/2027)	100,000	101,201
5.00%, 03/01/2031 (Callable 03/01/2027)	100,000	100,833
1.48%, 07/01/2031 (Callable 08/01/2025)(c)	1,000,000	819,238
5.00%, 03/01/2032 (Callable 03/01/2027)	50,000	50,266
5.00%, 03/01/2036	2,000,000	2,075,300

The accompanying notes are an integral part of these financial statements.

294

Baird Municipal Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Mississippi - (Continued)
1.99%, 06/01/2042 (Callable 08/01/2025)	$2,563,000	$1,593,953
4.00%, 05/01/2044 (Callable 05/01/2033)	360,000	315,236
5.25%, 03/01/2045 (Callable 03/01/2028)	150,000	143,392
5.00%, 05/01/2052 (Callable 05/01/2034)	1,000,000	1,011,071
		9,418,923
Missouri - 5.1%
Boonville School District No R-1/MO, 5.00%, 03/01/2043 (Callable 03/01/2029)	1,600,000	1,636,456
Citizens Memorial Hospital District, 5.00%, 12/01/2026 (Callable 09/01/2026)	1,000,000	1,004,825
City of Kansas City MO
0.00%, 02/01/2029(d)	635,000	550,853
5.00%, 02/01/2040 (Callable 02/01/2035)	400,000	422,830
5.00%, 02/01/2041 (Callable 02/01/2035)	600,000	627,731
5.00%, 02/01/2042 (Callable 02/01/2035)	700,000	726,125
City of St Louis MO Airport Revenue, 5.00%, 07/01/2039 (Callable 07/01/2029)	300,000	308,890
Clay County School District No 40 Excelsior Springs, 5.00%, 04/01/2039 (Callable 04/01/2033)	600,000	613,298
Health & Educational Facilities Authority of the State of Missouri
4.00%, 08/01/2025	150,000	149,886
5.00%, 05/01/2032	500,000	496,123
5.00%, 11/15/2032 (Callable 11/15/2025)	1,200,000	1,205,371
5.00%, 11/15/2033 (Callable 11/15/2030)	360,000	388,129
5.00%, 06/01/2052	2,500,000	2,531,225
Industrial Development Authority of the City of St Louis Missouri, 3.15%, 04/01/2046 (Callable 07/01/2027)(a)	500,000	498,258
Jefferson City School District/MO, 5.50%, 03/01/2044 (Callable 03/01/2033)	1,250,000	1,323,547
Missouri Development Finance Board, 5.50%, 12/01/2050 (Callable 12/01/2033)	1,050,000	1,086,824
Missouri Housing Development Commission
6.00%, 05/01/2055 (Callable 05/01/2033)	485,000	532,467
5.75%, 05/01/2056 (Callable 05/01/2033)	1,000,000	1,084,336

	Par	Value
Missouri Joint Municipal Electric Utility Commission, 5.00%, 06/01/2034	$870,000	$981,336
Monarch-Chesterfield Levee District, 4.13%, 03/01/2044 (Callable 03/01/2034)	1,000,000	912,752
Pettis County School District No 200 Sedalia, 5.00%, 04/15/2046 (Callable 04/15/2030)	1,000,000	1,003,908
Platte County R-III School District, 6.25%, 03/01/2044 (Callable 03/01/2035)	1,675,000	1,907,830
St Clair Fire Protection District
5.00%, 03/01/2040 (Callable 03/01/2034)	500,000	522,774
5.00%, 03/01/2042 (Callable 03/01/2034)	705,000	724,266
St Louis Land Clearance for Redevelopment Authority
4.25%, 06/01/2026	25,000	25,037
5.00%, 04/01/2038 (Callable 04/01/2027)	1,000,000	1,010,743
St Louis Municipal Finance Corp., 5.00%, 10/01/2045 (Callable 10/01/2030)	1,000,000	1,005,086
University City Industrial Development Authority, 5.50%, 06/15/2042 (Callable 06/15/2033)	500,000	484,922
Warren County School District No R-III, 5.00%, 03/01/2044 (Callable 03/01/2030)	1,075,000	1,100,166
		24,865,994
Montana - 0.6%
City of Forsyth MT, 3.88%, 07/01/2028 (Callable 04/02/2028)	1,000,000	1,014,553
Montana Board of Housing, 6.00%, 12/01/2054 (Callable 06/01/2033)	1,385,000	1,497,270
Montana Facility Finance Authority, 5.00%, 07/01/2033 (Callable 07/01/2028)	500,000	515,248
		3,027,071
Nebraska - 0.3%
Beatrice Area Solid Waste Agency, 4.63%, 03/15/2050 (Callable 03/05/2033)	750,000	704,494
Central Plains Energy Project, 5.00%, 05/01/2054 (Callable 08/01/2029)(a)	750,000	788,330
		1,492,824
Nevada - 0.4%
Carson City NV, 5.00%, 09/01/2031 (Callable 09/01/2027)	495,000	505,296
County of Washoe NV, 4.13%, 03/01/2036(a)(b)	500,000	501,017

The accompanying notes are an integral part of these financial statements.

295

Baird Municipal Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Nevada - (Continued)
Nevada Housing Division, 7.50%, 04/01/2049 (Callable 10/01/2033)	$1,000,000	$1,190,567
		2,196,880
New Hampshire - 0.8%
New Hampshire Business Finance Authority
4.50%, 10/01/2033	1,000,000	1,023,622
5.38%, 12/15/2035 (Callable 06/15/2026)(c)	550,000	549,041
4.38%, 09/20/2036	480,299	465,084
5.25%, 06/01/2045 (Callable 06/01/2035)	1,000,000	1,009,526
5.75%, 04/01/2050 (Callable 04/01/2033)(b)	500,000	494,934
New Hampshire Health and Education Facilities Authority Act, 5.00%, 10/01/2035 (Callable 10/01/2027)	450,000	458,905
		4,001,112
New Jersey - 0.7%
New Jersey Higher Education Student Assistance Authority, 4.50%, 12/01/2045 (Callable 12/01/2035)(b)	2,500,000	2,476,467
New Jersey Housing & Mortgage Finance Agency, 5.00%, 10/01/2063	493,268	480,762
Newark Parking Authority
5.25%, 02/01/2043 (Callable 02/01/2033)	200,000	201,463
5.50%, 02/01/2051 (Callable 02/01/2033)	340,000	342,370
		3,501,062
New York - 3.5%
Albany County Capital Resource Corp., 3.10%, 07/01/2030	100,000	93,857
Build NYC Resource Corp., 4.00%, 12/01/2031 (Callable 12/01/2029)(c)	300,000	284,557
City of New York NY, 5.25%, 10/01/2043 (Callable 10/01/2032)	1,000,000	1,047,638
Empire State Development Corp., 5.00%, 03/15/2034 (Callable 09/15/2027)	1,500,000	1,554,329
Huntington Local Development Corp., 4.00%, 07/01/2027	210,000	205,944
Monroe County Industrial Development Corp., 4.84%, 11/01/2040	985,285	989,708
New York City Housing Development Corp.
2.55%, 11/01/2045 (Callable 02/01/2029)	1,000,000	670,758

	Par	Value
0.90%, 11/01/2060 (Callable 07/22/2025)(a)	$500,000	$492,694
3.95%, 11/01/2064 (Callable 07/01/2028)(a)	2,000,000	2,024,218
New York City Transitional Finance Authority, 5.00%, 05/01/2040 (Callable 11/01/2034)	1,980,000	2,112,876
New York City Transitional Finance Authority Building Aid Revenue, 5.00%, 07/15/2045 (Callable 07/15/2028)	1,000,000	1,007,186
New York City Transitional Finance Authority Future Tax Secured Revenue
5.00%, 05/01/2034 (Callable 05/01/2028)	1,000,000	1,040,510
5.00%, 05/01/2035 (Callable 05/01/2028)	1,000,000	1,036,752
New York State Dormitory Authority
5.00%, 03/15/2043 (Callable 03/15/2029)	250,000	252,621
5.25%, 10/01/2044 (Callable 10/01/2034)	1,000,000	1,050,349
New York State Environmental Facilities Corp., 5.13%, 09/01/2050 (Callable 06/05/2030)(a)(b)(c)	500,000	514,334
New York State Housing Finance Agency, 3.60%, 11/01/2062 (Callable 07/22/2025)(a)	500,000	499,996
Onondaga Civic Development Corp.
4.13%, 10/01/2035 (Callable 10/01/2025)	190,000	158,065
5.00%, 10/01/2040 (Callable 10/01/2025)	525,000	437,286
Port Authority of New York & New Jersey, 5.00%, 11/15/2034 (Callable 11/15/2026)(b)	1,000,000	1,012,712
Schenectady County Capital Resource Corp., 5.25%, 07/01/2052 (Callable 07/01/2032)	350,000	359,197
Town of Ramapo NY, 3.75%, 03/01/2030 (Callable 07/22/2025)	50,000	48,400
Triborough Bridge & Tunnel Authority, 4.50%, 05/15/2047 (Callable 11/15/2032)	500,000	488,643
		17,382,630
North Carolina - 1.4%
Charlotte-Mecklenburg Hospital Authority, 2.65%, 01/15/2048 (Callable 07/01/2025)(a)	2,000,000	2,000,000
City of Asheville NC
5.00%, 04/01/2038 (Callable 04/01/2035)	575,000	636,276
5.00%, 04/01/2044 (Callable 04/01/2035)	515,000	537,095

The accompanying notes are an integral part of these financial statements.

296

Baird Municipal Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
North Carolina - (Continued)
City of Charlotte NC Airport Revenue, 5.00%, 07/01/2047 (Callable 07/01/2027)(b)	$600,000	$595,222
City of Raleigh NC
5.00%, 04/01/2043 (Callable 04/01/2035)	500,000	533,631
5.00%, 04/01/2044 (Callable 04/01/2035)	500,000	530,800
Fayetteville State University, 5.00%, 04/01/2043 (Callable 04/01/2031)	1,000,000	1,005,915
Greater Asheville Regional Airport Authority
5.25%, 07/01/2038 (Callable 07/01/2032)(b)	350,000	366,974
5.50%, 07/01/2047 (Callable 07/01/2032)(b)	500,000	515,196
North Carolina Housing Finance Agency, 2.85%, 07/01/2040 (Callable 07/01/2029)	460,000	361,090
		7,082,199
North Dakota - 0.6%
City of Horace ND
5.00%, 05/01/2048 (Callable 05/01/2031)	500,000	482,449
6.00%, 05/01/2049 (Callable 05/01/2032)	500,000	510,822
City of Mandan ND Sales Tax Revenue, 3.00%, 09/01/2036 (Callable 08/01/2025)	200,000	170,648
City of Mayville ND, 5.00%, 05/01/2044 (Callable 05/01/2031)	1,000,000	894,911
North Dakota Housing Finance Agency, 5.75%, 01/01/2054 (Callable 07/01/2032)	955,000	1,015,482
		3,074,312
Ohio - 5.2%
Akron Bath Copley Joint Township Hospital District, 5.00%, 11/15/2031 (Callable 11/15/2030)	100,000	106,016
Bedford City School District, 5.50%, 12/01/2044 (Callable 06/01/2032)	3,250,000	3,372,421
Brooklyn City School District, 5.00%, 12/01/2038 (Callable 06/01/2027)	1,500,000	1,534,293
Cleveland Municipal School District
5.00%, 12/01/2042 (Callable 06/01/2035)	700,000	731,405
5.00%, 12/01/2043 (Callable 06/01/2035)	750,000	779,448
Cleveland-Cuyahoga County Port Authority, 5.50%, 08/01/2052 (Callable 08/01/2032)	350,000	357,511

	Par	Value
Columbus-Franklin County Finance Authority, 5.25%, 05/15/2045 (Callable 05/15/2035)	$660,000	$661,260
County of Fayette OH, 5.25%, 12/01/2049 (Callable 12/01/2034)	1,500,000	1,519,465
County of Montgomery OH
3.00%, 08/01/2034 (Callable 02/01/2031)	100,000	92,377
5.25%, 09/01/2054 (Callable 09/01/2034)	1,000,000	999,248
County of Ross OH, 5.00%, 12/01/2039 (Callable 12/01/2029)	1,000,000	1,011,668
Delaware County Finance Authority, 5.38%, 12/01/2038 (Callable 12/01/2034)	675,000	655,917
EHOVE Joint Vocational School District, 5.50%, 12/01/2050 (Callable 06/01/2032)	1,800,000	1,863,268
FHLMC Multifamily VRD Certificates, 2.55%, 06/15/2035	460,000	406,330
Licking Heights Local School District, 5.50%, 10/01/2059 (Callable 10/01/2031)	1,000,000	1,024,846
Margaretta Local School District, 5.50%, 10/01/2050 (Callable 10/01/2032)	1,600,000	1,644,187
Ohio Air Quality Development Authority, 4.00%, 09/01/2030(a)	520,000	525,507
Ohio Housing Finance Agency
6.00%, 02/01/2026 (Callable 08/01/2025)(c)	500,000	500,282
4.70%, 01/01/2043	1,000,000	990,341
2.90%, 09/01/2045 (Callable 03/01/2029)	800,000	573,748
Ohio Turnpike & Infrastructure Commission, 5.70%, 02/15/2034 (Callable 02/15/2031)	95,000	107,916
Port of Greater Cincinnati Development Authority
5.25%, 12/01/2058 (Callable 06/01/2034)	500,000	503,866
5.25%, 12/01/2063 (Callable 06/01/2034)	900,000	906,958
Shaker Heights City School District
5.00%, 12/15/2040 (Callable 06/15/2034)	500,000	537,018
5.00%, 12/15/2041 (Callable 06/15/2034)	450,000	477,213
Summit County Development Finance Authority
5.00%, 05/15/2045 (Callable 05/15/2035)	745,000	732,597
5.75%, 12/01/2053 (Callable 12/01/2033)	250,000	257,088
Tolles Career & Technical Center, 5.00%, 12/01/2042 (Callable 12/01/2031)	1,820,000	1,852,044

The accompanying notes are an integral part of these financial statements.

297

Baird Municipal Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Ohio - (Continued)
University of Akron, 5.00%, 01/01/2036 (Callable 07/01/2026)	$1,000,000	$1,004,644
		25,728,882
Oklahoma - 1.6%
Caddo County Educational Facilities Authority, 5.00%, 09/01/2033	1,000,000	1,065,207
Canadian County Educational Facilities Authority, 5.00%, 09/01/2029	1,000,000	1,077,077
Muskogee Industrial Trust
4.00%, 09/01/2032 (Callable 09/01/2029)	250,000	248,778
4.00%, 09/01/2033 (Callable 09/01/2029)	500,000	492,895
Oklahoma Capitol Improvement Authority, 5.00%, 07/01/2045 (Callable 07/01/2035)	1,000,000	1,040,778
Oklahoma County Finance Authority, 5.00%, 10/01/2045 (Callable 10/01/2034)	1,000,000	1,023,024
Oklahoma Turnpike Authority
5.00%, 01/01/2039 (Callable 01/01/2036)(e)	250,000	269,721
5.50%, 01/01/2053 (Callable 01/01/2032)	1,000,000	1,042,665
Oklahoma Water Resources Board, 5.00%, 10/01/2051 (Callable 10/01/2032)	1,750,000	1,788,062
		8,048,207
Oregon - 2.0%
City of Portland OR Sewer System Revenue, 4.50%, 05/01/2032 (Callable 05/01/2026)	750,000	757,185
Coos County School District No 9 Coos Bay, 5.00%, 06/15/2043 (Callable 06/15/2028)	1,000,000	1,008,419
Oregon Coast Community College District
5.00%, 06/15/2044 (Callable 06/15/2034)	350,000	366,113
5.00%, 06/15/2045 (Callable 06/15/2034)	425,000	442,695
Oregon State Facilities Authority, 5.00%, 10/01/2032 (Callable 10/01/2026)	1,000,000	1,006,387
Oregon State Lottery, 5.25%, 04/01/2044 (Callable 04/01/2035)	2,000,000	2,142,822
Port of Morrow OR, 5.15%, 10/01/2026 (Callable 10/01/2025)(c)	1,000,000	1,000,901
Port of Portland OR Airport Revenue
5.00%, 07/01/2028(b)	425,000	445,280
5.00%, 07/01/2029 (Callable 01/01/2027)(b)	1,000,000	1,019,424
Salem Hospital Facility Authority, 5.00%, 05/15/2034 (Callable 05/15/2029)	50,000	52,234

	Par	Value
State of Oregon
5.25%, 05/01/2042 (Callable 05/01/2035)	$500,000	$543,360
5.25%, 05/01/2043 (Callable 05/01/2035)	300,000	323,533
5.25%, 05/01/2044 (Callable 05/01/2035)	275,000	295,003
5.25%, 05/01/2045 (Callable 05/01/2035)	250,000	266,977
		9,670,333
Pennsylvania - 5.4%
Chester County Industrial Development Authority, 5.00%, 08/01/2035 (Callable 08/01/2025)	145,000	142,287
City of Philadelphia PA Airport Revenue
5.00%, 07/01/2031 (Callable 07/01/2027)(b)	750,000	765,816
5.00%, 07/01/2032 (Callable 07/01/2027)(b)	750,000	762,957
City of Philadelphia PA Water & Wastewater Revenue, 5.25%, 09/01/2054 (Callable 09/01/2034)	1,000,000	1,033,038
Delaware County Industrial Development Authority/PA, 4.38%, 06/01/2026(c)	180,000	180,370
Delaware County Regional Water Quality Control Authority, 5.00%, 11/01/2041 (Callable 11/01/2026)	750,000	759,690
Delaware County Vocational & Technical School Authority, 4.00%, 11/01/2054 (Callable 11/01/2032)	1,000,000	862,131
East Hempfield Township Industrial Development Authority, 5.00%, 12/01/2027 (Callable 12/01/2025)	400,000	400,944
Geisinger Authority, 5.00%, 02/15/2045 (Callable 02/15/2027)	1,000,000	986,805
Hatboro-Horsham School District, 5.00%, 09/15/2045 (Callable 09/15/2032)	2,390,000	2,493,681
Health Care Facilities Authority of Sayre, 3.73% (3 mo. Term SOFR + 0.83%), 12/01/2031 (Callable 08/01/2025)	500,000	493,193
Hempfield School District, 2.00%, 04/15/2030 (Callable 04/15/2027)	150,000	138,167
Highlands School District, 5.00%, 04/15/2032	610,000	663,250
Lancaster County Hospital Authority/PA, 5.00%, 11/01/2040 (Callable 11/01/2029)	275,000	280,267
Mckeesport Area School District, 0.00%, 10/01/2033(d)	400,000	280,224

The accompanying notes are an integral part of these financial statements.

298

Baird Municipal Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Pennsylvania - (Continued)
Montgomery County Industrial Development Authority/PA, 2.90%, 11/15/2029 (Callable 08/01/2025)(a)	$2,000,000	$2,000,000
Pennsylvania Economic Development Financing Authority
5.00%, 12/31/2029 (Callable 06/30/2026)(b)	1,000,000	1,009,000
5.00%, 06/30/2042 (Callable 06/30/2026)(b)	425,000	415,349
5.00%, 03/15/2060 (Callable 09/15/2031)(a)	1,000,000	1,069,712
Pennsylvania Economic Development Financing Authority Parking System Revenue, 0.00%, 01/01/2039(d)	140,000	73,326
Pennsylvania Higher Education Assistance Agency, 4.13%, 06/01/2045 (Callable 06/01/2033)(b)	870,000	831,048
Pennsylvania Higher Educational Facilities Authority, 5.00%, 07/01/2035 (Callable 07/01/2026)	150,000	142,350
Pennsylvania Turnpike Commission
5.13%, 12/01/2039 (Callable 06/01/2029)	50,000	51,933
5.13%, 12/01/2040 (Callable 06/01/2029)	125,000	129,575
0.00%, 12/01/2041 (Callable 12/01/2035)(d)	1,445,000	1,329,668
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, 5.25%, 12/01/2044 (Callable 12/01/2028)	1,200,000	1,212,577
Philadelphia Authority for Industrial Development
5.00%, 06/15/2032 (Callable 06/15/2030)	485,000	495,356
5.25%, 11/01/2052 (Callable 11/01/2032)	250,000	246,022
Ridley School District, 5.00%, 11/15/2050 (Callable 05/15/2032)	1,500,000	1,495,034
State Public School Building Authority
5.00%, 12/01/2029 (Callable 12/01/2026)	925,000	942,243
0.00%, 05/15/2030(d)	200,000	169,038
5.00%, 06/01/2032 (Callable 12/01/2026)	1,500,000	1,521,117
5.00%, 06/01/2033 (Callable 12/01/2026)	1,500,000	1,519,051
Steelton-Highspire School District, 5.13%, 06/30/2026	1,000,000	1,002,150

	Par	Value
Tulpehocken Area School District, 5.25%, 10/01/2049 (Callable 10/01/2031)	$500,000	$507,853
		26,405,222
Rhode Island - 0.3%
Providence Redevelopment Agency, 5.00%, 04/01/2027 (Callable 08/01/2025)	410,000	410,247
Rhode Island Student Loan Authority, 5.00%, 12/01/2032(b)	1,000,000	1,056,833
		1,467,080
South Carolina - 2.2%
Greater Greenville Sanitation District, 4.25%, 03/01/2055 (Callable 03/01/2035)	1,000,000	922,298
Greenville-Spartanburg Airport District, 5.25%, 07/01/2054 (Callable 07/01/2034)	1,000,000	1,027,487
Scago Educational Facilities Corp. for Spartanburg School District No 1, 3.38%, 06/01/2030 (Callable 08/01/2025)	100,000	98,059
South Carolina Jobs-Economic Development Authority
5.25%, 11/15/2028 (Callable 08/01/2025)	600,000	600,493
4.00%, 08/15/2030 (Callable 08/15/2026)	140,000	140,024
5.25%, 08/15/2033 (Callable 08/15/2026)	150,000	151,854
2.50%, 03/15/2051 (Callable 03/15/2031)	1,280,000	625,175
South Carolina Ports Authority, 5.00%, 07/01/2036 (Callable 07/01/2028)(b)	1,455,000	1,484,850
South Carolina Public Service Authority
5.00%, 12/01/2032 (Callable 06/01/2026)	1,000,000	1,009,928
5.50%, 12/01/2054 (Callable 12/01/2034)	1,500,000	1,570,676
South Carolina Transportation Infrastructure Bank, 5.00%, 10/01/2036 (Callable 10/01/2027)	1,205,000	1,238,084
Spartanburg County School District No 4/SC, 5.25%, 03/01/2052 (Callable 03/01/2032)	1,000,000	1,037,267
Three Rivers Solid Waste Authority/SC, 0.00%, 10/01/2025(d)	750,000	742,669
		10,648,864
South Dakota - 0.2%
City of Rapid City SD Airport Revenue
5.00%, 12/01/2026	220,000	223,248
4.00%, 12/01/2035 (Callable 12/01/2029)	125,000	117,382

The accompanying notes are an integral part of these financial statements.

299

Baird Municipal Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
South Dakota - (Continued)
South Dakota Health & Educational Facilities Authority, 4.00%, 11/01/2034 (Callable 08/01/2025)	$580,000	$579,972
		920,602
Tennessee - 1.6%
Chattanooga Health Educational & Housing Facility Board
5.00%, 08/01/2033 (Callable 08/01/2029)	250,000	262,256
3.25%, 08/01/2044 (Callable 08/01/2029)	870,000	682,021
Hamilton County & Chattanooga Sports Authority, 6.00%, 12/01/2055 (Callable 12/01/2034)	1,000,000	1,109,997
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
5.00%, 07/01/2040 (Callable 07/01/2026)	1,475,000	1,472,698
5.25%, 05/01/2053 (Callable 05/01/2033)	700,000	697,168
Metropolitan Government Nashville & Davidson County Sports Authority, 5.00%, 07/01/2037 (Callable 01/01/2034)	500,000	551,372
New Memphis Arena Public Building Authority, 0.00%, 04/01/2030(d)	480,000	461,700
Shelby County Health Educational & Housing Facilities Board
5.00%, 05/01/2035 (Callable 05/01/2027)	750,000	761,247
5.00%, 06/01/2035	1,000,000	1,072,035
Tennergy Corp./TN, 5.50%, 10/01/2053 (Callable 09/01/2030)(a)	400,000	419,825
Tennessee Housing Development Agency, 3.85%, 07/01/2043 (Callable 07/01/2027)	220,000	193,188
		7,683,507
Texas - 10.5%
Arlington Higher Education Finance Corp.
4.00%, 08/15/2036 (Callable 08/15/2031)	440,000	441,182
2.13%, 08/15/2045 (Callable 08/15/2030)	750,000	453,512
Arlington Housing Finance Corp., 4.50%, 04/01/2041 (Callable 04/01/2026)(a)	1,815,000	1,832,721
Austin Independent School District, 5.00%, 08/01/2048 (Callable 02/01/2029)	1,500,000	1,517,817
Austin-Bergstrom Landhost Enterprises, Inc., 5.00%, 10/01/2035 (Callable 10/01/2027)	100,000	101,415

	Par	Value
Bells Independent School District, 5.00%, 02/15/2041 (Callable 08/15/2033)	$690,000	$726,760
Brazoria County Toll Road Authority, 4.00%, 03/01/2038 (Callable 03/01/2030)	130,000	128,748
Brazos Higher Education Authority, Inc., 2.35%, 04/01/2040 (Callable 04/01/2030)(b)	5,000	4,971
Brookfield Water Control & Improvement District, 4.00%, 09/01/2049 (Callable 09/01/2030)	1,000,000	855,620
Brushy Creek Regional Utility Authority, Inc., 4.00%, 08/01/2031 (Callable 08/01/2026)	400,000	401,433
City of Austin TX Airport System Revenue
5.00%, 11/15/2034 (Callable 11/15/2026)(b)	1,000,000	1,007,764
5.00%, 11/15/2041 (Callable 11/15/2026)(b)	500,000	498,138
City of Fort Worth TX, 5.50%, 03/01/2043 (Callable 03/01/2035)	1,250,000	1,337,240
City of Magnolia TX, 5.70%, 09/01/2046(c)	50,000	47,345
City of Mount Pleasant TX, 5.00%, 05/15/2042 (Callable 05/15/2034)	2,085,000	2,125,396
City of Texas City TX, 5.00%, 02/15/2043 (Callable 02/15/2035)	3,000,000	3,098,615
Clifton Higher Education Finance Corp., 5.75%, 08/15/2038 (Callable 08/15/2025)	10,000	10,031
Collin County Municipal Utility District No 2, 5.00%, 09/01/2038 (Callable 10/01/2029)	1,000,000	1,021,221
Conroe Municipal Utility District No 1, 2.25%, 09/01/2035 (Callable 09/01/2027)	620,000	471,575
Dalhart Independent School District, 5.00%, 02/15/2041 (Callable 02/15/2032)	1,000,000	1,042,977
EP Cimarron Ventanas PFC, 4.13%, 12/01/2039 (Callable 12/01/2034)	1,500,000	1,422,664
Far North Fort Worth Municipal Utility District No 1, 4.00%, 09/01/2037 (Callable 10/01/2029)	350,000	340,135
Fort Bend Independent School District, 4.00%, 08/01/2054(a)	1,000,000	1,018,516
Freddie Mac Multifamily ML Certificates, 4.14%, 01/25/2040(a)	490,152	471,086
Fulshear Municipal Utility District No 3A
4.00%, 09/01/2038 (Callable 09/01/2030)	795,000	769,785

The accompanying notes are an integral part of these financial statements.

300

Baird Municipal Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
Fulshear Municipal Utility District No 3A, 4.00%, 09/01/2039 (Callable 09/01/2030)	$1,030,000	$974,807
Grand Parkway Transportation Corp., 5.75%, 10/01/2044 (Callable 10/01/2028)	2,500,000	2,590,160
Harris County Cultural Education Facilities Finance Corp., 5.00%, 11/15/2054 (Callable 02/15/2032)(a)	2,800,000	2,997,688
Harris County Hospital District, 1.97%, 02/15/2042 (Callable 07/01/2025)(a)	1,185,000	1,185,000
Harris County-Houston Sports Authority, 0.00%, 11/15/2025(d)	500,000	493,755
Houston Higher Education Finance Corp., 3.38%, 10/01/2037 (Callable 08/01/2025)	200,000	173,078
Kendall County Water Control & Improvement District No 2A, 5.00%, 09/01/2046 (Callable 11/01/2030)	510,000	513,486
Matagorda County Navigation District No 1, 4.55%, 05/01/2030(b)	1,000,000	1,040,479
Mckinney Municipal Utility District No 1, 3.38%, 09/01/2034 (Callable 05/01/2030)	260,000	247,167
Montgomery County Municipal Utility District No 88, 4.25%, 09/01/2047 (Callable 09/01/2029)	500,000	451,273
New Caney Independent School District, 4.00%, 02/15/2050(a)	500,000	510,071
New Hope Cultural Education Facilities Finance Corp., 4.63%, 10/01/2030 (Callable 10/01/2026)	500,000	500,489
North Central Texas Health Facility Development Corp., 5.75%, 06/01/2026	175,000	179,566
North Texas Tollway Authority
0.00%, 01/01/2035(d)	600,000	416,929
0.00%, 01/01/2036(d)	335,000	221,108
0.00%, 01/01/2037(d)	1,000,000	625,542
Northwest Harris County Municipal Utility District No 5/TX, 2.50%, 05/01/2028 (Callable 08/01/2025)	350,000	336,234
Pecos Barstow Toyah Independent School District, 5.00%, 02/15/2042 (Callable 02/15/2026)	1,000,000	1,003,522
Port of Port Arthur Navigation District, 2.65%, 04/01/2040 (Callable 07/01/2025)(a)	500,000	500,000
Rio Grande City Consolidated Independent School District, 3.00%, 08/15/2034 (Callable 08/15/2030)	250,000	231,439

	Par	Value
San Antonio Water System, 5.25%, 05/15/2052 (Callable 05/15/2032)	$1,000,000	$1,026,512
State of Texas, 5.00%, 08/01/2041 (Callable 08/01/2035)(b)	1,000,000	1,024,469
Tarrant County Cultural Education Facilities Finance Corp.
2.25%, 11/15/2025	150,000	148,824
5.00%, 11/15/2027 (Callable 11/15/2026)	510,000	516,899
5.00%, 07/01/2043 (Callable 01/01/2029)	1,500,000	1,501,361
Tarrant County Hospital District, 4.00%, 08/15/2043 (Callable 08/15/2032)	250,000	229,104
Texas Department of Housing & Community Affairs, 3.75%, 09/01/2049 (Callable 09/01/2028)	655,000	538,889
Texas Municipal Gas Acquisition & Supply Corp. IV, 5.50%, 01/01/2054 (Callable 07/01/2033)(a)	500,000	548,436
Texas Municipal Gas Acquisition & Supply Corp. V, 5.00%, 01/01/2055 (Callable 07/01/2033)(a)	1,000,000	1,062,950
Texas Municipal Gas Acquisition and Supply Corp. I, 6.25%, 12/15/2026	35,000	35,921
Texas Municipal Gas Acquisition and Supply Corp. II, 3.94% (3 mo. Term SOFR + 1.05%), 09/15/2027	145,000	145,491
Texas Public Finance Authority
5.25%, 05/01/2041 (Callable 05/01/2033)	500,000	513,267
5.25%, 05/01/2042 (Callable 05/01/2033)	750,000	764,702
Texas State Affordable Housing Corp., 6.00%, 09/01/2054 (Callable 03/01/2034)	990,000	1,080,380
Texas State University System, 5.25%, 03/15/2054 (Callable 03/15/2034)	2,000,000	2,054,926
Texas Water Development Board, 4.88%, 10/15/2048 (Callable 10/15/2033)	1,500,000	1,515,157
University of Houston, 2.00%, 02/15/2032 (Callable 02/15/2030)	2,000,000	1,756,613
Viridian Municipal Management District
5.00%, 12/01/2037 (Callable 12/01/2029)	150,000	154,083
5.00%, 12/01/2045 (Callable 12/01/2029)	200,000	201,421
6.25%, 12/01/2049 (Callable 12/01/2029)	375,000	379,756
		51,537,621

The accompanying notes are an integral part of these financial statements.

301

Baird Municipal Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Utah - 0.9%
City of Salt Lake City UT Airport Revenue, 5.00%, 07/01/2034 (Callable 07/01/2027)(b)	$500,000	$507,996
Downtown Revitalization Public Infrastructure District, 5.00%, 06/01/2039 (Callable 06/01/2030)	600,000	615,557
Utah Charter School Finance Authority, 5.00%, 04/15/2045 (Callable 04/15/2035)	565,000	565,331
Utah Housing Corp.
3.50%, 08/21/2047	272,357	247,171
4.50%, 10/21/2052	1,326,303	1,281,964
6.00%, 12/21/2052	556,080	578,433
6.50%, 05/21/2053	386,000	407,346
		4,203,798
Vermont - 0.4%
Vermont Student Assistance Corp.
5.00%, 06/15/2026(b)	500,000	506,652
5.00%, 06/15/2030(b)	1,300,000	1,356,732
		1,863,384
Virginia - 1.6%
Arlington County Industrial Development Authority, 5.00%, 07/01/2053 (Callable 07/01/2030)(a)	1,000,000	1,077,666
Chesapeake Bay Bridge & Tunnel District, 5.50%, 07/01/2025	350,000	350,000
Fairfax County Redevelopment & Housing Authority, 5.00%, 10/01/2035 (Callable 10/01/2029)	1,500,000	1,567,081
Farmville Industrial Development Authority, 5.38%, 07/01/2053 (Callable 07/01/2028)	150,000	153,617
Loudoun County Economic Development Authority, 3.00%, 12/01/2036 (Callable 12/01/2029)	475,000	421,246
Virginia Port Authority Commonwealth Port Fund, 5.25%, 07/01/2048 (Callable 07/01/2033)	1,000,000	1,043,485
Virginia Small Business Financing Authority
5.25%, 10/01/2029 (Callable 08/01/2025)	520,000	520,984
5.00%, 01/01/2034 (Callable 07/01/2027)	1,375,000	1,436,328
5.00%, 06/15/2060 (Callable 03/15/2035)(a)	1,000,000	1,064,796
		7,635,203

	Par	Value
Washington - 3.7%
City of Lynnwood WA, 4.75%, 12/01/2042 (Callable 12/01/2032)	$435,000	$440,177
City of Sumner WA Water & Sewer Revenue
5.00%, 12/01/2040 (Callable 06/01/2035)	200,000	214,579
5.00%, 12/01/2041 (Callable 06/01/2035)	190,000	201,535
5.00%, 12/01/2042 (Callable 06/01/2035)	220,000	230,951
5.00%, 12/01/2043 (Callable 06/01/2035)	215,000	223,966
5.00%, 12/01/2044 (Callable 06/01/2035)	250,000	259,033
5.00%, 12/01/2045 (Callable 06/01/2035)	250,000	257,854
5.00%, 12/01/2049 (Callable 06/01/2035)	1,700,000	1,741,750
County of Grant WA, 5.25%, 12/01/2050 (Callable 12/01/2034)	800,000	832,418
County of King WA
5.00%, 12/01/2043 (Callable 06/01/2035)	755,000	798,889
5.00%, 12/01/2044 (Callable 06/01/2035)	795,000	836,701
5.00%, 12/01/2045 (Callable 06/01/2035)	835,000	874,787
King County Housing Authority, 4.00%, 11/01/2036 (Callable 11/01/2029)	600,000	592,817
Pend Oreille County Public Utility District No 1 Box Canyon, 5.00%, 01/01/2038 (Callable 01/01/2029)	150,000	153,691
Port of Bellingham WA
5.00%, 12/01/2027(b)	325,000	336,730
5.00%, 12/01/2030(b)	230,000	245,662
5.00%, 12/01/2031(b)	600,000	644,720
Port of Seattle WA, 5.25%, 07/01/2042 (Callable 07/01/2034)(b)	1,500,000	1,546,052
Snohomish County Housing Authority, 4.00%, 04/01/2033 (Callable 04/01/2031)	500,000	500,622
State of Washington, 5.00%, 02/01/2045 (Callable 02/01/2033)	1,000,000	1,030,673
Vancouver Housing Authority
4.00%, 10/01/2034	385,000	383,456
4.25%, 02/01/2038 (Callable 02/01/2035)	1,000,000	969,422
Washington Health Care Facilities Authority
5.00%, 08/15/2037 (Callable 08/15/2027)	1,325,000	1,325,657
5.00%, 08/15/2037 (Callable 02/15/2028)	300,000	302,753

The accompanying notes are an integral part of these financial statements.

302

Baird Municipal Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Washington - (Continued)
5.00%, 08/01/2049 (Callable 08/01/2029)	$250,000	$245,317
Washington State Housing Finance Commission
4.09%, 03/20/2040	995,506	934,586
5.25%, 07/01/2055 (Callable 07/01/2035)(c)	1,000,000	998,394
Whatcom County Public Utility District No 1, 5.25%, 12/01/2037 (Callable 12/01/2034)(b)	1,000,000	1,065,770
		18,188,962
Wisconsin - 4.0%
Beaver Dam Unified School District, 4.00%, 04/01/2043 (Callable 04/01/2033)	1,500,000	1,362,745
Boscobel Area School District, 5.00%, 03/01/2038 (Callable 03/01/2031)	735,000	766,679
City of Arcadia WI, 2.00%, 03/01/2027 (Callable 08/01/2025)	245,000	235,703
City of Wausau WI Sewer System Revenue, 2.75%, 05/01/2039 (Callable 05/01/2027)	860,000	671,506
County of Waushara WI, 4.50%, 06/01/2027 (Callable 08/01/2025)	500,000	500,487
Cudahy School District/WI
5.00%, 03/01/2042 (Callable 03/01/2033)	890,000	905,858
5.00%, 03/01/2043 (Callable 03/01/2033)	940,000	950,726
Deerfield Community School District, 4.00%, 03/01/2029 (Callable 03/01/2027)	1,000,000	1,014,886
Howard-Suamico School District/WI, 1.63%, 03/01/2031 (Callable 03/01/2028)	750,000	655,161
Public Finance Authority
5.00%, 05/15/2026 (Callable 07/22/2025)(c)	250,000	251,053
5.00%, 10/01/2028(c)	650,000	668,822
9.00%, 11/01/2028 (Callable 11/01/2027)(c)	225,000	238,397
3.25%, 01/01/2029	460,000	440,211
5.00%, 01/01/2031 (Callable 01/01/2030)	550,000	583,342
5.00%, 01/01/2036 (Callable 01/01/2030)	500,000	519,531
5.00%, 10/01/2044 (Callable 04/01/2029)	125,000	123,398
5.25%, 12/01/2054 (Callable 12/01/2034)	500,000	466,101
6.45%, 04/01/2060 (Callable 04/01/2035)(c)	500,000	466,479
Village of Kewaskum WI

	Par	Value
4.25%, 04/01/2037 (Callable 04/01/2033)	$645,000	$608,245
4.38%, 04/01/2038 (Callable 04/01/2033)	645,000	608,596
Westosha Central High School District, 1.60%, 03/01/2031 (Callable 03/01/2028)	400,000	346,983
Wisconsin Center District, 0.00%, 12/15/2038 (Callable 12/15/2030)(d)	690,000	374,497
Wisconsin Health & Educational Facilities Authority
5.00%, 08/01/2027 (Callable 07/01/2026)(c)	1,000,000	1,015,067
5.00%, 03/01/2028 (Callable 07/22/2025)	300,000	300,076
5.00%, 02/15/2030 (Callable 02/15/2026)	1,000,000	1,009,947
5.45%, 10/01/2039 (Callable 10/01/2032)	500,000	501,637
4.38%, 11/01/2039 (Callable 11/01/2034)	1,000,000	993,287
5.00%, 04/01/2044 (Callable 10/01/2028)	1,500,000	1,482,271
6.00%, 10/01/2044 (Callable 10/01/2032)	500,000	505,538
5.50%, 12/01/2052 (Callable 12/01/2032)	250,000	259,059
Wisconsin Housing & Economic Development Authority Housing Revenue, 2.45%, 11/01/2046 (Callable 05/01/2030)	1,500,000	960,686
		19,786,974
Wyoming - 0.1%
Sublette County Hospital District, 5.00%, 06/15/2026 (Callable 08/01/2025)	500,000	500,050
TOTAL MUNICIPAL BONDS (Cost $494,602,801)		489,106,983
	Shares
SHORT-TERM INVESTMENTS - 0.8%
Money Market Funds - 0.8%
Federated Institutional Tax-Free Cash Trust - Class Premier, 2.30%(f)	3,684,046	3,684,046
TOTAL SHORT-TERM INVESTMENTS (Cost $3,684,046)		3,684,046
TOTAL INVESTMENTS - 100.6% (Cost $498,286,847)		$492,791,029
Liabilities in Excess of Other Assets - (0.6)%		(2,842,385)
TOTAL NET ASSETS - 100.0%		$489,948,644

The accompanying notes are an integral part of these financial statements.

303

Baird Municipal Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)
Percentages are stated as a percent of net assets.
SOFR - Secured Overnight Financing Rate
(a)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of June 30, 2025.

(b)	Security subject to the Alternative Minimum Tax (“AMT”). As of June 30, 2025, the total value of securities subject to the AMT was $49,150,176 or 10.0% of net assets.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $15,834,232 or 3.2% of the Fund’s net assets.

(d)	Zero coupon bonds make no periodic interest payments.
(e)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(f)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

304

Baird Municipal Bond Fund
SUMMARY OF FAIR VALUE DISCLOSURE
as of June 30, 2025 (Unaudited)
Baird Municipal Bond Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 –
Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds	$—	$489,106,983	$ —	$489,106,983
Money Market Funds	3,684,046	—	—	3,684,046
Total Investments	$3,684,046	$489,106,983	$—	$492,791,029

Refer to the Schedule of Investments for further disaggregation of investment categories.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.
The accompanying notes are an integral part of these financial statements.

305

BAIRD FUNDS, INC.
Statements of Assets and Liabilities
June 30, 2025 (Unaudited)

	Baird Ultra Short Bond Fund	Baird Short-Term Bond Fund	Baird Intermediate Bond Fund	Baird Aggregate Bond Fund	Baird Core Plus Bond Fund
ASSETS:
Investments, at value (cost $9,358,532,995, $11,213,391,045, $11,385,634,065, $55,590,420,203, and $40,281,827,727 respectively)	$9,371,727,019	$11,304,673,857	$11,446,654,063	$53,435,114,394	$38,930,246,676
Interest receivable	66,604,613	113,360,746	102,933,740	421,888,839	330,723,029
Receivable for investments sold	527,038	353,599	—	19,880,844	4,335,388
Receivable for Fund shares sold	13,399,999	27,628,930	14,621,734	46,082,491	51,901,181
Uninvested cash	36,168,656	32,361,724	11,719,568	26,721,150	23,794,789
Prepaid expenses and other assets	33,284	339	165,395	158,714	8,665
Total assets	9,488,460,609	11,478,379,195	11,576,094,500	53,949,846,432	39,341,009,728
LIABILITIES:
Payable for investments purchased	407,404,495	330,616,562	203,019,232	592,785,087	332,356,825
Payable for Fund shares redeemed	12,232,186	4,639,153	7,249,162	27,034,856	32,821,755
Payable to Advisor, net (Note 5)	728,595	2,272,749	2,302,475	10,810,321	7,845,284
Accrued administration fees (Note 5)	364,434	454,550	460,495	2,162,933	1,569,135
Accrued Rule 12b-1 fees (Note 7)	11,572	75,734	45,997	334,941	446,777
Total liabilities	420,741,282	338,058,748	213,077,361	633,128,138	375,039,776
NET ASSETS	$ 9,067,719,327	$11,140,320,447	$11,363,017,139	$53,316,718,294	$38,965,969,952
NET ASSETS CONSIST OF:
Paid-in capital	$9,046,001,795	$11,400,662,335	$11,714,954,228	$57,733,459,126	$41,458,543,379
Total distributable earnings (accumulated deficit)	21,717,532	(260,341,888)	(351,937,089)	(4,416,740,832)	(2,492,573,427)
NET ASSETS	$9,067,719,327	$11,140,320,447	$11,363,017,139	$53,316,718,294	$38,965,969,952
INSTITUTIONAL CLASS SHARES
Net Assets	$8,995,316,713	$11,004,272,253	$11,220,741,920	$52,375,563,012	$37,817,518,898
Shares outstanding ($0.01 par value, unlimited shares authorized)	888,863,339	1,152,722,429	1,069,597,197	5,314,807,349	3,703,028,525
Net asset value, offering and redemption price per share	$10.12	$9.55	$10.49	$9.85	$10.21
INVESTOR CLASS SHARES
Net Assets	$72,402,614	$136,048,194	$142,275,219	$941,155,282	$1,148,451,054
Shares outstanding ($0.01 par value, unlimited shares authorized)	7,133,772	14,255,791	12,854,519	91,671,830	106,869,483
Net asset value, offering and redemption price per share	$10.15	$9.54	$11.07	$10.27	$10.75

The accompanying notes are an integral part of these financial statements.

306

BAIRD FUNDS, INC.
Statements of Assets and Liabilities
June 30, 2025 (Unaudited) (Continued)

	Baird Short-Term Municipal Bond Fund	Baird Strategic Municipal Bond Fund	Baird Quality Intermediate Municipal Bond Fund	Baird Core Intermediate Municipal Bond Fund	Baird Municipal Bond Fund
ASSETS:
Investments, at value (cost $1,660,608,838, $2,185,196,768, $1,043,382,786, $4,576,439,318, and $498,286,847 respectively)	$1,663,851,014	$2,176,878,371	$1,025,827,333	$4,534,197,844	$492,791,029
Interest receivable	18,981,197	24,285,337	11,473,206	51,979,827	5,387,750
Receivable for investments sold	—	1,138,995	8,187,860	4,770,542	885,505
Receivable for Fund shares sold	2,274,640	5,185,634	2,101,896	81,246,873	660,802
Prepaid expenses and other assets	347	279	124	310	—
Total assets	1,685,107,198	2,207,488,616	1,047,590,419	4,672,195,396	499,725,086
LIABILITIES:
Payable for investments purchased	26,889,185	19,864,015	7,187,388	70,711,413	8,856,935
Payable for Fund shares redeemed	845,702	1,670,471	1,551,544	2,130,192	789,710
Payable to Advisor, net (Note 5)	336,357	441,657	212,798	914,544	98,347
Accrued administration fees (Note 5)	67,271	88,331	42,559	182,922	19,719
Accrued Rule 12b-1 fees (Note 7)	28,897	36,818	71,582	11,363	11,731
Total liabilities	28,167,412	22,101,292	9,065,871	73,950,434	9,776,442
NET ASSETS	$ 1,656,939,786	$2,185,387,324	$1,038,524,548	$4,598,244,962	$489,948,644
NET ASSETS CONSIST OF:
Paid-in capital	$1,727,742,319	$2,198,975,011	$1,112,831,551	$4,707,928,916	$496,004,051
Total accumulated deficit	(70,802,533)	(13,587,687)	(74,307,003)	(109,683,954)	(6,055,407)
NET ASSETS	$ 1,656,939,786	$2,185,387,324	$1,038,524,548	$4,598,244,962	$489,948,644
INSTITUTIONAL CLASS SHARES
Net Assets	$1,590,151,296	$2,033,669,702	$983,338,014	$4,558,599,301	$462,617,839
Shares outstanding ($0.01 par value, unlimited shares authorized)	158,494,001	199,289,993	89,703,521	448,049,980	47,389,916
Net asset value, offering and redemption price per share	$10.03	$10.20	$10.96	$10.17	$9.76
INVESTOR CLASS SHARES
Net Assets	$66,788,490	$151,717,622	$55,186,534	$39,645,661	$27,330,805
Shares outstanding ($0.01 par value, unlimited shares authorized)	6,669,213	14,874,634	4,896,766	3,899,119	2,802,332
Net asset value, offering and redemption price per share	$10.01	$10.20	$11.27	$10.17	$9.75

The accompanying notes are an integral part of these financial statements.

307

BAIRD FUNDS, INC.
Statements of Operations
Six Month Period Ending June 30, 2025 (Unaudited)

	Baird Ultra Short Bond Fund	Baird Short-Term Bond Fund	Baird Intermediate Bond Fund	Baird Aggregate Bond Fund	Baird Core Plus Bond Fund
INVESTMENT INCOME:
Interest income, net of paydowns	$197,317,595	$264,393,242	$232,223,638	$1,141,741,609	$853,960,544
Dividend income	4,407,884	3,659,958	3,525,498	11,604,649	10,542,194
Other income	35,060	6,460	159,442	268,599	167,703
Total investment income	201,760,539	268,059,660	235,908,578	1,153,614,857	864,670,441
EXPENSES:
Investment advisory fees (Note 5)	10,288,719	13,799,939	13,462,719	64,528,639	46,688,900
Administration fees (Note 5)	2,057,744	2,759,988	2,692,544	12,905,728	9,337,780
Rule 12b-1 fees - Investor Class Shares (Note 7)	82,940	160,479	176,055	1,193,605	1,431,516
Total expenses	12,429,403	16,720,406	16,331,318	78,627,972	57,458,196
Fee waiver by Advisor (Note 5)	(6,173,232)	—	—	—	—
Net expenses	6,256,171	16,720,406	16,331,318	78,627,972	57,458,196
NET INVESTMENT INCOME	195,504,368	251,339,254	219,577,260	1,074,986,885	807,212,245
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	9,341,189	14,977,446	(1,062,703)	(150,736,788)	(107,119,061)
Net change in unrealized appreciation/ depreciation on investments	(10,169,475)	69,679,322	218,984,084	1,157,794,358	827,427,617
Net realized and unrealized gain (loss) on investments	(828,286)	84,656,768	217,921,381	1,007,057,570	720,308,556
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 194,676,082	$335,996,022	$437,498,641	$2,082,044,455	$1,527,520,801

The accompanying notes are an integral part of these financial statements.

308

BAIRD FUNDS, INC.
Statements of Operations
Six Month Period Ending June 30, 2025 (Unaudited) (Continued)

	Baird Short-Term Municipal Bond Fund	Baird Strategic Municipal Bond Fund	Baird Quality Intermediate Municipal Bond Fund	Baird Core Intermediate Municipal Bond Fund	Baird Municipal Bond Fund
INVESTMENT INCOME:
Interest income	$28,019,289	$36,370,058	$17,237,963	$80,074,598	$7,562,179
Dividend income	345,812	514,553	205,784	742,535	133,987
Total investment income	28,365,101	36,884,611	17,443,747	80,817,133	7,696,166
EXPENSES:
Investment advisory fees (Note 5)	1,932,441	2,300,322	1,301,074	5,225,945	459,747
Administration fees (Note 5)	386,488	460,064	260,215	1,045,189	91,949
Rule 12b-1 fees - Investor Class Shares (Note 7)	82,308	150,813	72,109	46,852	23,257
Total expenses	2,401,237	2,911,199	1,633,398	6,317,986	574,953
NET INVESTMENT INCOME	25,963,864	33,973,412	15,810,349	74,499,147	7,121,213
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	(2,224,076)	(6,820)	(2,854,392)	(5,500,853)	89,098
Futures contracts	—	(123,975)	—	—	—
Net change in unrealized appreciation/ depreciation on investments	11,073,843	(6,847,254)	(323,058)	(22,454,284)	(5,296,293)
Net realized and unrealized gain (loss) on investments	8,849,767	(6,978,049)	(3,177,450)	(27,955,137)	(5,207,195)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 34,813,631	$26,995,363	$12,632,899	$46,544,010	$1,914,018

The accompanying notes are an integral part of these financial statements.

309

BAIRD FUNDS, INC.
Statements of Changes in Net Assets

	Baird Ultra Short Bond Fund		Baird Short-Term Bond Fund
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
OPERATIONS:
Net investment income	$195,504,368	$357,438,983	$251,339,254	$446,328,802
Net realized gain (loss) on investments	9,341,189	8,291,718	14,977,446	(7,769,008)
Net change in unrealized appreciation/ depreciation on investments	(10,169,475)	6,480,954	69,679,322	73,557,034
Net increase in net assets resulting from operations	194,676,082	372,211,655	335,996,022	512,116,828
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,318,080,776	5,001,576,420	1,222,155,832	4,337,153,023
Shares issued to holders in reinvestment of distributions	174,142,983	341,834,582	223,722,387	419,317,754
Cost of shares redeemed	(2,213,082,710)	(3,821,095,314)	(1,707,647,014)	(2,997,289,801)
Net increase (decrease) in net assets resulting from capital share transactions	1,279,141,049	1,522,315,688	(261,768,795)	1,759,180,976
DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(179,290,628)	(353,133,853)	(235,784,164)	(445,079,353)
Investor Class	(1,386,435)	(3,383,644)	(2,643,169)	(5,433,991)
Total distributions to shareholders	(180,677,063)	(356,517,497)	(238,427,333)	(450,513,344)
Total increase (decrease) in net assets	1,293,140,068	1,538,009,846	(164,200,106)	1,820,784,460
NET ASSETS:
Beginning of period	7,774,579,259	6,236,569,413	11,304,520,553	9,483,736,093
End of period	$9,067,719,327	$7,774,579,259	$11,140,320,447	$11,304,520,553

The accompanying notes are an integral part of these financial statements.

310

BAIRD FUNDS, INC.
Statements of Changes in Net Assets (Continued)

	Baird Intermediate Bond Fund		Baird Aggregate Bond Fund
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
OPERATIONS:
Net investment income	$219,577,260	$378,451,950	$1,074,986,885	$1,860,111,366
Net realized loss on investments	(1,062,703)	(66,026,529)	(150,736,788)	(624,269,612)
Net change in unrealized appreciation/ depreciation on investments	218,984,084	35,075,221	1,157,794,358	(359,964,387)
Net increase in net assets resulting from operations	437,498,641	347,500,642	2,082,044,455	875,877,367
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,525,400,229	4,369,288,715	6,599,127,300	16,733,359,749
Shares issued to holders in reinvestment of distributions	192,691,085	348,712,015	915,979,485	1,712,912,757
Cost of shares redeemed	(1,048,866,070)	(2,546,324,134)	(6,127,620,248)	(9,496,769,811)
Net increase in net assets resulting from capital share transactions	669,225,244	2,171,676,596	1,387,486,537	8,949,502,695
DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class
From net investment income	(207,836,784)	(375,055,393)	(986,759,589)	(1,838,287,922)
From return of capital	—	—	—	(6,051,813)
Investor Class
From net investment income	(2,463,769)	(3,945,178)	(16,419,045)	(36,070,451)
From return of capital	—	—	—	(124,972)
Total distributions to shareholders	(210,300,553)	(379,000,571)	(1,003,178,634)	(1,880,535,158)
Total increase in net assets	896,423,332	2,140,176,667	2,466,352,358	7,944,844,904
NET ASSETS:
Beginning of period	10,466,593,807	8,326,417,140	50,850,365,936	42,905,521,032
End of period	$ 11,363,017,139	$10,466,593,807	$53,316,718,294	$50,850,365,936

The accompanying notes are an integral part of these financial statements.

311

BAIRD FUNDS, INC.
Statements of Changes in Net Assets (Continued)

	Baird Core Plus Bond Fund		Baird Short-Term Municipal Bond Fund
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
OPERATIONS:
Net investment income	$807,212,245	$1,288,954,799	$25,963,864	$48,320,548
Net realized loss on investments	(107,119,061)	(290,056,383)	(2,224,076)	(4,773,133)
Net change in unrealized appreciation/ depreciation on investments	827,427,617	(307,724,580)	11,073,843	4,476,376
Net increase in net assets resulting from operations	1,527,520,801	691,173,836	34,813,631	48,023,791
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	6,014,519,495	13,514,321,892	425,218,984	552,048,482
Shares issued to holders in reinvestment of distributions	679,168,656	1,191,747,909	20,942,674	38,521,518
Cost of shares redeemed	(4,822,587,925)	(5,655,967,263)	(258,539,550)	(734,285,620)
Net increase (decrease) in net assets resulting from capital share transactions	1,871,100,226	9,050,102,538	187,622,108	(143,715,620)
DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class
From net investment income	(733,251,490)	(1,257,002,587)	(24,686,764)	(45,699,046)
From return of capital	—	(2,074,098)	—	—
Investor Class
From net investment income	(20,583,050)	(42,025,342)	(1,008,062)	(2,187,356)
From return of capital	—	(64,500)	—	—
Total distributions to shareholders	(753,834,540)	(1,301,166,527)	(25,694,826)	(47,886,402)
Total increase (decrease) in net assets	2,644,786,487	8,440,109,847	196,740,913	(143,578,231)
NET ASSETS:
Beginning of period	36,321,183,465	27,881,073,618	1,460,198,873	1,603,777,104
End of period	$ 38,965,969,952	$36,321,183,465	$1,656,939,786	$1,460,198,873

The accompanying notes are an integral part of these financial statements.

312

BAIRD FUNDS, INC.
Statements of Changes in Net Assets (Continued)

	Baird Strategic Municipal Bond Fund		Baird Quality Intermediate Municipal Bond Fund
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
OPERATIONS:
Net investment income	$33,973,412	$45,265,945	$15,810,349	$30,523,747
Net realized gain (loss) on investments and futures contracts	(130,795)	5,563,075	(2,854,392)	(3,069,216)
Net change in unrealized appreciation/ depreciation on investments and futures contracts	(6,847,254)	(12,497,875)	(323,058)	(11,120,740)
Net increase in net assets resulting from operations	26,995,363	38,331,145	12,632,899	16,333,791
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	878,840,199	876,815,870	120,125,619	263,530,749
Shares issued to holders in reinvestment of distributions	29,018,107	39,044,213	13,615,974	27,077,297
Cost of shares redeemed	(263,126,098)	(282,700,034)	(157,355,094)	(314,408,898)
Net increase (decrease) in net assets resulting from capital share transactions	644,732,208	633,160,049	(23,613,501)	(23,800,852)
DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(31,362,928)	(42,212,873)	(15,012,144)	(28,715,518)
Investor Class	(2,070,234)	(2,297,122)	(781,105)	(1,426,626)
Total distributions to shareholders	(33,433,162)	(44,509,995)	(15,793,249)	(30,142,144)
Total increase (decrease) in net assets	638,294,409	626,981,199	(26,773,851)	(37,609,205)
NET ASSETS:
Beginning of period	1,547,092,915	920,111,716	1,065,298,399	1,102,907,604
End of period	$ 2,185,387,324	$1,547,092,915	$1,038,524,548	$1,065,298,399

The accompanying notes are an integral part of these financial statements.

313

BAIRD FUNDS, INC.
Statements of Changes in Net Assets (Continued)

	Baird Core Intermediate Municipal Bond Fund		Baird Municipal Bond Fund
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
OPERATIONS:
Net investment income	$74,499,147	$119,757,649	$7,121,213	$9,089,781
Net realized gain (loss) on investments	(5,500,853)	(5,376,634)	89,098	1,411,847
Net change in unrealized appreciation/ depreciation on investments	(22,454,284)	(27,760,089)	(5,296,293)	(3,958,068)
Net increase in net assets resulting from operations	46,544,010	86,620,926	1,914,018	6,543,560
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,264,758,898	1,649,942,732	264,757,421	140,097,916
Shares issued to holders in reinvestment of distributions	66,012,191	104,903,692	6,461,999	8,084,761
Cost of shares redeemed	(651,988,634)	(755,849,636)	(63,962,491)	(45,951,688)
Net increase in net assets resulting from capital share transactions	678,782,455	998,996,788	207,256,929	102,230,989
DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(73,006,601)	(117,054,398)	(6,580,530)	(8,626,242)
Investor Class	(613,690)	(1,212,694)	(347,281)	(344,529)
Total distributions to shareholders	(73,620,291)	(118,267,092)	(6,927,811)	(8,970,771)
Total increase in net assets	651,706,174	967,350,622	202,243,136	99,803,778
NET ASSETS:
Beginning of period	3,946,538,788	2,979,188,166	287,705,508	187,901,730
End of period	$ 4,598,244,962	$3,946,538,788	$489,948,644	$287,705,508

The accompanying notes are an integral part of these financial statements.

314

Baird Ultra Short Bond Fund
Financial Highlights
Institutional Class

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$10.10	$10.08	$9.99	$10.05	$10.08	$10.06
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.24	0.54	0.47	0.13	0.04	0.12
Net realized and unrealized gains (losses) on investments	—	0.02	0.09	(0.03)	(0.02)	0.05(2)
Total from investment operations	0.24	0.56	0.56	0.10	0.02	0.17
LESS DISTRIBUTIONS:
Distributions from net investment income	(0.22)	(0.54)	(0.47)	(0.16)	(0.05)	(0.14)
Distributions from net realized gains	—	—	—	—	(0.00)(3)	(0.01)
Total distributions	(0.22)	(0.54)	(0.47)	(0.16)	(0.05)	(0.15)
Net asset value, end of period	$10.12	$10.10	$10.08	$9.99	$10.05	$10.08
Total return	2.40%(4)	5.65%	5.71%	0.96%	0.20%	1.66%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$8,995.3	$7,713.8	$6,159.0	$5,515.0	$6,889.5	$4,456.4
Ratio of expenses to average net assets	0.15%(5)	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of expenses to average net assets (before waivers)	0.30%(5)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	4.75%(5)	5.36%	4.67%	1.34%	0.38%	1.24%
Ratio of net investment income to average net assets (before waivers)	4.60%(5)	5.21%	4.52%	1.19%	0.23%	1.09%
Portfolio turnover rate(6)	48%(4)	90%	105%	104%	96%	92%

(1)	Calculated using average shares outstanding during the period.
(2)	Due to timing of capital share transactions, the per share amount of net realized and unrealized gain (loss) on investments varies from the amounts shown in the Statement of Operations.
(3)	Amount is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

315

Baird Ultra Short Bond Fund
Financial Highlights
Investor Class

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$10.13	$10.10	$10.01	$10.07	$10.10	$10.05
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.23	0.52	0.45	0.11	0.01	0.10
Net realized and unrealized gains (losses) on investments	—	0.02	0.08	(0.04)	(0.01)	0.07(2)
Total from investment operations	0.23	0.54	0.53	0.07	—	0.17
LESS DISTRIBUTIONS:
Distributions from net investment income	(0.21)	(0.51)	(0.44)	(0.13)	(0.03)	(0.11)
Distributions from net realized gains	—	—	—	—	(0.00)(3)	(0.01)
Total distributions	(0.21)	(0.51)	(0.44)	(0.13)	(0.03)	(0.12)
Net asset value, end of period	$10.15	$10.13	$10.10	$10.01	$10.07	$10.10
Total return	2.28%(4)	5.47%	5.43%	0.70%	(0.05)%	1.66%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$72.4	$60.7	$77.6	$92.7	$164.2	$122.7
Ratio of expenses to average net assets	0.40%(5)	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of expenses to average net assets (before waivers)	0.55%(5)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	4.50%(5)	5.11%	4.42%	1.09%	0.13%	0.99%
Ratio of net investment income (loss) to average net assets (before waivers)	4.35%(5)	4.96%	4.27%	0.94%	(0.02)%	0.84%
Portfolio turnover rate(6)	48%(4)	90%	105%	104%	96%	92%

(1)	Calculated using average shares outstanding during the period.
(2)	Due to timing of capital share transactions, the per share amount of net realized and unrealized gain (loss) on investments varies from the amounts shown in the Statement of Operations.
(3)	Amount is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

316

Baird Short-Term Bond Fund
Financial Highlights
Institutional Class

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$9.46	$9.41	$9.22	$9.74	$9.92	$9.77
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.21	0.41	0.32	0.16	0.10	0.18
Net realized and unrealized gains (losses) on investments	0.09	0.05	0.19	(0.51)	(0.14)	0.23
Total from investment operations	0.30	0.46	0.51	(0.35)	(0.04)	0.41
LESS DISTRIBUTIONS:
Distributions from net investment income	(0.21)	(0.41)	(0.32)	(0.17)	(0.11)	(0.19)
Distributions from net realized gains	—	—	—	(0.00)(2)	(0.03)	(0.07)
Total distributions	(0.21)	(0.41)	(0.32)	(0.17)	(0.14)	(0.26)
Net asset value, end of period	$9.55	$9.46	$9.41	$9.22	$9.74	$9.92
Total return	3.04%(3)	4.99%	5.65%	(3.64)%	(0.42)%	4.23%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$11,004.3	$11,179.3	$9,334.5	$8,747.4	$10,486.4	$8,790.5
Ratio of expenses to average net assets	0.30%(4)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	4.56%(4)	4.32%	3.48%	1.67%	1.05%	1.87%
Portfolio turnover rate(5)	61%(3)	96%	87%	77%	67%	64%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

317

Baird Short-Term Bond Fund
Financial Highlights
Investor Class

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$9.46	$9.41	$9.22	$9.74	$9.91	$9.77
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.20	0.38	0.30	0.13	0.08	0.16
Net realized and unrealized gains (losses) on investments	0.07	0.06	0.19	(0.51)	(0.13)	0.21
Total from investment operations	0.27	0.44	0.49	(0.38)	(0.05)	0.37
LESS DISTRIBUTIONS:
Distributions from net investment income	(0.19)	(0.39)	(0.30)	(0.14)	(0.09)	(0.16)
Distributions from net realized gains	—	—	—	(0.00)(2)	(0.03)	(0.07)
Total distributions	(0.19)	(0.39)	(0.30)	(0.14)	(0.12)	(0.23)
Net asset value, end of period	$9.54	$9.46	$9.41	$9.22	$9.74	$9.91
Total return	2.92%(3)	4.73%	5.39%	(3.88)%	(0.57)%	3.86%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$136.0	$125.2	$149.3	$216.9	$252.5	$192.7
Ratio of expenses to average net assets	0.55%(4)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	4.31%(4)	4.07%	3.23%	1.42%	0.80%	1.62%
Portfolio turnover rate(5)	61%(3)	96%	87%	77%	67%	64%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

318

Baird Intermediate Bond Fund
Financial Highlights
Institutional Class

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$10.27	$10.32	$10.08	$11.27	$11.69	$11.27
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.21	0.40	0.33	0.22	0.18	0.25
Net realized and unrealized gains (losses) on investments	0.21	(0.05)	0.24	(1.19)	(0.34)	0.58
Total from investment operations	0.42	0.35	0.57	(0.97)	(0.16)	0.83
LESS DISTRIBUTIONS:
Distributions from net investment income	(0.20)	(0.40)	(0.33)	(0.22)	(0.18)	(0.25)
Distributions from net realized gains	—	—	—	—	(0.08)	(0.16)
Total distributions	(0.20)	(0.40)	(0.33)	(0.22)	(0.26)	(0.41)
Net asset value, end of period	$10.49	$10.27	$10.32	$10.08	$11.27	$11.69
Total return	4.13%(2)	3.45%	5.78%	(8.64)%	(1.41)%	7.42%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$11,220.7	$10,335.7	$8,238.6	$6,980.6	$6,639.0	$5,264.4
Ratio of expenses to average net assets	0.30%(3)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	4.08%(3)	3.91%	3.28%	2.11%	1.54%	2.17%
Portfolio turnover rate(4)	22%(2)	44%	45%	47%	51%	37%

(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

319

Baird Intermediate Bond Fund
Financial Highlights
Investor Class

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$10.83	$10.86	$10.59	$11.83	$12.26	$11.80
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.21	0.40	0.32	0.20	0.16	0.23
Net realized and unrealized gains (losses) on investments	0.22	(0.06)	0.26	(1.25)	(0.36)	0.61
Total from investment operations	0.43	0.34	0.58	(1.05)	(0.20)	0.84
LESS DISTRIBUTIONS:
Distributions from net investment income	(0.19)	(0.37)	(0.31)	(0.19)	(0.15)	(0.22)
Distributions from net realized gains	—	—	—	—	(0.08)	(0.16)
Total distributions	(0.19)	(0.37)	(0.31)	(0.19)	(0.23)	(0.38)
Net asset value, end of period	$11.07	$10.83	$10.86	$10.59	$11.83	$12.26
Total return	3.98%(2)	3.21%	5.53%	(8.88)%	(1.68)%	7.16%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$142.3	$130.9	$87.8	$59.3	$42.2	$55.2
Ratio of expenses to average net assets	0.55%(3)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	3.83%(3)	3.66%	3.03%	1.86%	1.29%	1.92%
Portfolio turnover rate(4)	22%(2)	44%	45%	47%	51%	37%

(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

320

Baird Aggregate Bond Fund
Financial Highlights
Institutional Class

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$9.65	$9.86	$9.60	$11.37	$11.77	$11.21
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.20	0.39	0.34	0.25	0.19	0.25
Net realized and unrealized gains (losses) on investments	0.19	(0.21)	0.26	(1.76)	(0.36)	0.71
Total from investment operations	0.39	0.18	0.60	(1.51)	(0.17)	0.96
LESS DISTRIBUTIONS:
Distributions from net investment income	(0.19)	(0.39)	(0.34)	(0.26)	(0.22)	(0.27)
Distributions from net realized gains	—	—	—	—	(0.01)	(0.13)
Distributions from return of capital	—	(0.00)(2)	—	—	—	—
Total distributions	(0.19)	(0.39)	(0.34)	(0.26)	(0.23)	(0.40)
Net asset value, end of period	$9.85	$9.65	$9.86	$9.60	$11.37	$11.77
Total return	4.05%(3)	1.85%	6.43%	(13.35)%	(1.46)%	8.63%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$52,375.6	$49,781.0	$41,933.7	$34,102.5	$39,050.1	$31,874.6
Ratio of expenses to average net assets	0.30%(4)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	4.17%(4)	3.98%	3.55%	2.46%	1.66%	2.13%
Portfolio turnover rate(5)	16%(3)	34%	38%	43%	39%	35%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

321

Baird Aggregate Bond Fund
Financial Highlights
Investor Class

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$10.05	$10.25	$9.97	$11.79	$12.20	$11.60
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.20	0.38	0.33	0.23	0.17	0.23
Net realized and unrealized gains (losses) on investments	0.20	(0.22)	0.27	(1.82)	(0.38)	0.74
Total from investment operations	0.40	0.16	0.60	(1.59)	(0.21)	0.97
LESS DISTRIBUTIONS:
Distributions from net investment income	(0.18)	(0.36)	(0.32)	(0.23)	(0.19)	(0.24)
Distributions from net realized gains	—	—	—	—	(0.01)	(0.13)
Distributions from return of capital	—	(0.00)(2)	—	—	—	—
Total distributions	(0.18)	(0.36)	(0.32)	(0.23)	(0.20)	(0.37)
Net asset value, end of period	$10.27	$10.05	$10.25	$9.97	$11.79	$12.20
Total return	3.87%(3)	1.63%	6.13%	(13.52)%	(1.74)%	8.42%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$941.2	$1,069.4	$971.8	$681.1	$904.3	$1,029.0
Ratio of expenses to average net assets	0.55%(4)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	3.92%(4)	3.73%	3.30%	2.21%	1.41%	1.88%
Portfolio turnover rate(5)	16%(3)	34%	38%	43%	39%	35%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

322

Baird Core Plus Bond Fund
Financial Highlights
Institutional Class

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$10.01	$10.17	$9.87	$11.67	$12.14	$11.56
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.22	0.41	0.36	0.29	0.26	0.29
Net realized and unrealized gains (losses) on investments	0.18	(0.16)	0.30	(1.79)	(0.38)	0.72
Total from investment operations	0.40	0.25	0.66	(1.50)	(0.12)	1.01
LESS DISTRIBUTIONS:
Distributions from net investment income	(0.20)	(0.41)	(0.36)	(0.30)	(0.28)	(0.31)
Distributions from net realized gains	—	—	—	(0.00)(2)	(0.07)	(0.12)
Distributions from return of capital	—	(0.00)(2)	—	—	—	—
Total distributions	(0.20)	(0.41)	(0.36)	(0.30)	(0.35)	(0.43)
Net asset value, end of period	$10.21	$10.01	$10.17	$9.87	$11.67	$12.14
Total return	4.06%(3)	2.54%	6.89%	(12.87)%	(1.02)%	8.80%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$37,817.5	$35,177.0	$26,783.0	$21,288.5	$27,654.9	$26,805.5
Ratio of expenses to average net assets	0.30%(4)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	4.33%(4)	4.10%	3.67%	2.82%	2.16%	2.46%
Portfolio turnover rate(5)	17%(3)	38%	35%	29%	45%	33%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

323

Baird Core Plus Bond Fund
Financial Highlights
Investor Class

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$10.52	$10.67	$10.34	$12.21	$12.68	$12.05
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.21	0.41	0.36	0.28	0.24	0.28
Net realized and unrealized gains (losses) on investments	0.21	(0.17)	0.31	(1.87)	(0.39)	0.74
Total from investment operations	0.42	0.24	0.67	(1.59)	(0.15)	1.02
LESS DISTRIBUTIONS:
Distributions from net investment income	(0.19)	(0.39)	(0.34)	(0.28)	(0.25)	(0.28)
Distributions from net realized gains	—	—	—	(0.00)(2)	(0.07)	(0.11)
Distributions from return of capital	—	(0.00)(2)	—	—	—	—
Total distributions	(0.19)	(0.39)	(0.34)	(0.28)	(0.32)	(0.39)
Net asset value, end of period	$10.75	$10.52	$10.67	$10.34	$12.21	$12.68
Total return	3.92%(3)	2.25%	6.60%	(13.09)%	(1.23)%	8.58%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$1,148.5	$1,144.2	$1,098.0	$1,045.0	$1,612.2	$2,684.3
Ratio of expenses to average net assets	0.55%(4)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	4.08%(4)	3.85%	3.42%	2.57%	1.91%	2.21%
Portfolio turnover rate(5)	17%(3)	38%	35%	29%	45%	33%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

324

Baird Short-Term Municipal Bond Fund
Financial Highlights
Institutional Class

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$9.98	$9.98	$9.85	$10.39	$10.43	$10.26
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.17	0.32	0.27	0.16	0.12	0.17
Net realized and unrealized gains (losses) on investments	0.04	(0.00)(2)	0.13	(0.54)	(0.04)	0.16
Total from investment operations	0.21	0.32	0.40	(0.38)	0.08	0.33
LESS DISTRIBUTIONS:
Distributions from net investment income	(0.16)	(0.32)	(0.27)	(0.16)	(0.12)	(0.16)
Distributions from net realized gains	—	—	—	—	(0.00)(2)	—
Total distributions	(0.16)	(0.32)	(0.27)	(0.16)	(0.12)	(0.16)
Net asset value, end of period	$10.03	$9.98	$9.98	$9.85	$10.39	$10.43
Total return	2.17%(3)	3.23%	4.15%	(3.66)%	0.74%	3.25%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$1,590.2	$1,391.3	$1,525.3	$1,695.5	$2,190.2	$1,520.0
Ratio of expenses to average net assets	0.30%(4)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	3.37%(4)	3.20%	2.73%	1.56%	1.10%	1.61%
Portfolio turnover rate(5)	14%(3)	42%	40%	64%	44%	32%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

325

Baird Short-Term Municipal Bond Fund
Financial Highlights
Investor Class

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$9.96	$9.96	$9.83	$10.38	$10.41	$10.25
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.15	0.29	0.24	0.13	0.09	0.14
Net realized and unrealized gains (losses) on investments	0.05	(0.00)(2)	0.14	(0.55)	(0.03)	0.15
Total from investment operations	0.20	0.29	0.38	(0.42)	0.06	0.29
LESS DISTRIBUTIONS:
Distributions from net investment income	(0.15)	(0.29)	(0.25)	(0.13)	(0.09)	(0.13)
Distributions from net realized gains	—	—	—	—	(0.00)(2)	—
Total distributions	(0.15)	(0.29)	(0.25)	(0.13)	(0.09)	(0.13)
Net asset value, end of period	$10.01	$9.96	$9.96	$9.83	$10.38	$10.41
Total return	2.04%(3)	2.98%	3.90%	(4.01)%	0.59%	2.90%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$66.8	$68.9	$78.4	$71.7	$110.4	$92.2
Ratio of expenses to average net assets	0.55%(4)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	3.12%(4)	2.95%	2.48%	1.31%	0.85%	1.36%
Portfolio turnover rate(5)	14%(3)	42%	40%	64%	44%	32%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

326

Baird Strategic Municipal Bond Fund
Financial Highlights
Institutional Class

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$10.25	$10.29	$9.96	$10.74	$10.67	$10.07
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.19	0.37	0.34	0.22	0.11	0.18
Net realized and unrealized gains (losses) on investments	(0.06)	(0.05)	0.32	(0.79)	0.14	0.66
Total from investment operations	0.13	0.32	0.66	(0.57)	0.25	0.84
LESS DISTRIBUTIONS:
Distributions from net investment income	(0.18)	(0.36)	(0.33)	(0.21)	(0.12)	(0.17)
Distributions from net realized gains	—	—	—	(0.00)(2)	(0.06)	(0.07)
Total distributions	(0.18)	(0.36)	(0.33)	(0.21)	(0.18)	(0.24)
Net asset value, end of period	$10.20	$10.25	$10.29	$9.96	$10.74	$10.67
Total return	1.29%(3)	3.17%	6.78%	(5.31)%	2.26%	8.39%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$2,033.7	$1,451.4	$881.5	$470.8	$345.0	$164.3
Ratio of expenses to average net assets	0.30%(4)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	3.71%(4)	3.62%	3.42%	2.18%	1.07%	1.72%
Portfolio turnover rate(5)	13%(3)	34%	50%	89%	55%	119%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

327

Baird Strategic Municipal Bond Fund
Financial Highlights
Investor Class

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$10.25	$10.29	$9.96	$10.74	$10.67	$10.07
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.18	0.35	0.32	0.19	0.09	0.15
Net realized and unrealized gains (losses) on investments	(0.06)	(0.05)	0.32	(0.79)	0.13	0.67
Total from investment operations	0.12	0.30	0.64	(0.60)	0.22	0.82
LESS DISTRIBUTIONS:
Distributions from net investment income	(0.17)	(0.34)	(0.31)	(0.18)	(0.09)	(0.15)
Distributions from net realized gains	—	—	—	(0.00)(2)	(0.06)	(0.07)
Total distributions	(0.17)	(0.34)	(0.31)	(0.18)	(0.15)	(0.22)
Net asset value, end of period	$10.20	$10.25	$10.29	$9.96	$10.74	$10.67
Total return	1.18%(3)	2.92%	6.53%	(5.55)%	2.00%	8.13%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	$151,717.6	$95,707.7	$38,577.3	$10,660.1	$8,262.3	$6,976.1
Ratio of expenses to average net assets	0.55%(4)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	3.46%(4)	3.37%	3.17%	1.93%	0.82%	1.47%
Portfolio turnover rate(5)	13%(3)	34%	50%	89%	55%	119%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

328

Baird Quality Intermediate Municipal Bond Fund
Financial Highlights
Institutional Class

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$10.99	$11.13	$10.95	$11.85	$12.03	$11.75
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.17	0.32	0.28	0.22	0.21	0.24
Net realized and unrealized gains (losses) on investments	(0.03)	(0.15)	0.18	(0.90)	(0.17)	0.28
Total from investment operations	0.14	0.17	0.46	(0.68)	0.04	0.52
LESS DISTRIBUTIONS:
Distributions from net investment income	(0.17)	(0.31)	(0.28)	(0.22)	(0.22)	(0.24)
Total distributions	(0.17)	(0.31)	(0.28)	(0.22)	(0.22)	(0.24)
Net asset value, end of period	$10.96	$10.99	$11.13	$10.95	$11.85	$12.03
Total return	1.25%(2)	1.58%	4.29%	(5.74)%	0.27%	4.43%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$983.3	$1,004.6	$1,051.9	$1,083.0	$1,526.2	$1,449.2
Ratio of expenses to average net assets	0.30%(3)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	3.05%(3)	2.85%	2.55%	1.94%	1.75%	2.03%
Portfolio turnover rate(4)	13%(2)	20%	33%	33%	18%	15%

(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

329

Baird Quality Intermediate Municipal Bond Fund
Financial Highlights
Investor Class

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$11.30	$11.43	$11.24	$12.16	$12.34	$12.04
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.16	0.30	0.26	0.19	0.18	0.22
Net realized and unrealized gains (losses) on investments	(0.04)	(0.15)	0.18	(0.92)	(0.18)	0.29
Total from investment operations	0.12	0.15	0.44	(0.73)	—	0.51
LESS DISTRIBUTIONS:
Distributions from net investment income	(0.15)	(0.28)	(0.25)	(0.19)	(0.18)	(0.21)
Total distributions	(0.15)	(0.28)	(0.25)	(0.19)	(0.18)	(0.21)
Net asset value, end of period	$11.27	$11.30	$11.43	$11.24	$12.16	$12.34
Total return	1.09%(2)	1.37%	4.01%	(5.99)%	0.02%	4.23%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$55.2	$60.7	$51.0	$30.6	$59.2	$52.4
Ratio of expenses to average net assets	0.55%(3)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	2.80%(3)	2.60%	2.30%	1.69%	1.50%	1.78%
Portfolio turnover rate(4)	13%(2)	20%	33%	33%	18%	15%

(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

330

Baird Core Intermediate Municipal Bond Fund
Financial Highlights
Institutional Class

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$10.24	$10.34	$10.10	$10.96	$10.96	$10.65
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.18	0.35	0.31	0.21	0.16	0.23
Net realized and unrealized gains (losses) on investments	(0.07)	(0.10)	0.24	(0.88)	0.02(2)	0.33
Total from investment operations	0.11	0.25	0.55	(0.67)	0.18	0.56
LESS DISTRIBUTIONS:
Distributions from net investment income	(0.18)	(0.35)	(0.31)	(0.19)	(0.17)	(0.22)
Distributions from net realized gains	—	—	—	(0.00)(3)	(0.01)	(0.03)
Total distributions	(0.18)	(0.35)	(0.31)	(0.19)	(0.18)	(0.25)
Net asset value, end of period	$10.17	$10.24	$10.34	$10.10	$10.96	$10.96
Total return	1.05%(4)	2.41%	5.54%	(6.07)%	1.60%	5.26%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$4,558.6	$3,911.3	$2,942.7	$2,449.7	$1,531.2	$842.2
Ratio of expenses to average net assets	0.30%(5)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	3.57%(5)	3.43%	3.08%	2.01%	1.47%	2.09%
Portfolio turnover rate(6)	14%(4)	25%	32%	59%	31%	35%

(1)	Calculated using average shares outstanding during the period.
(2)	Due to timing of capital share transactions, the per share amount of net realized and unrealized gain (loss) on investments varies from the amounts shown in the Statement of Operations
(3)	Amount is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

331

Baird Core Intermediate Municipal Bond Fund
Financial Highlights
Investor Class

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$10.24	$10.33	$10.09	$10.96	$10.95	$10.64
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.17	0.33	0.29	0.18	0.13	0.20
Net realized and unrealized gains (losses) on investments	(0.08)	(0.10)	0.23	(0.88)	0.03(2)	0.33
Total from investment operations	0.09	0.23	0.52	(0.70)	0.16	0.53
LESS DISTRIBUTIONS:
Distributions from net investment income	(0.16)	(0.32)	(0.28)	(0.17)	(0.14)	(0.19)
Distributions from net realized gains	—	—	—	(0.00)(3)	(0.01)	(0.03)
Total distributions	(0.16)	(0.32)	(0.28)	(0.17)	(0.15)	(0.22)
Net asset value, end of period	$10.17	$10.24	$10.33	$10.09	$10.96	$10.95
Total return	0.93%(4)	2.26%	5.28%	(6.40)%	1.44%	5.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$39.6	$35.2	$36.5	$38.8	$42.5	$22.3
Ratio of expenses to average net assets	0.55%(5)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	3.32%(5)	3.18%	2.83%	1.76%	1.22%	1.84%
Portfolio turnover rate(6)	14%(4)	25%	32%	59%	31%	35%

(1)	Calculated using average shares outstanding during the period.
(2)	Due to timing of capital share transactions, the per share amount of net realized and unrealized gain (loss) on investments varies from the amounts shown in the Statement of Operations
(3)	Amount is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

332

Baird Municipal Bond Fund
Financial Highlights
Institutional Class

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$9.91	$10.01	$9.68	$10.76	$10.67	$10.10
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.19	0.38	0.37	0.26	0.20	0.23
Net realized and unrealized gains (losses) on investments	(0.16)	(0.11)	0.31	(1.09)	0.17	0.76
Total from investment operations	0.03	0.27	0.68	(0.83)	0.37	0.99
LESS DISTRIBUTIONS:
Distributions from net investment income	(0.18)	(0.37)	(0.35)	(0.25)	(0.20)	(0.21)
Distributions from net realized gains	—	—	—	—	(0.08)	(0.21)
Total distributions	(0.18)	(0.37)	(0.35)	(0.25)	(0.28)	(0.42)
Net asset value, end of period	$9.76	$9.91	$10.01	$9.68	$10.76	$10.67
Total return	0.30%(2)	2.73%	7.14%	(7.73)%	3.46%	9.95%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$462.6	$276.0	$180.4	$55.7	$34.5	$20.3
Ratio of expenses to average net assets	0.30%(3)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	3.89%(3)	3.79%	3.77%	2.63%	1.83%	2.20%
Portfolio turnover rate(4)	11%(2)	47%	58%	76%	38%	124%

(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

333

Baird Municipal Bond Fund
Financial Highlights
Investor Class

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$9.91	$9.99	$9.68	$10.74	$10.66	$10.10
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.18	0.35	0.34	0.24	0.17	0.21
Net realized and unrealized gains (losses) on investments	(0.17)	(0.09)	0.29	(1.08)	0.16	0.75
Total from investment operations	0.01	0.26	0.63	(0.84)	0.33	0.96
LESS DISTRIBUTIONS:
Distributions from net investment income	(0.17)	(0.34)	(0.32)	(0.22)	(0.17)	(0.19)
Distributions from net realized gains	—	—	—	—	(0.08)	(0.21)
Total distributions	(0.17)	(0.34)	(0.32)	(0.22)	(0.25)	(0.40)
Net asset value, end of period	$9.75	$9.91	$9.99	$9.68	$10.74	$10.66
Total return	0.08%(2)	2.69%	6.67%	(7.78)%	3.12%	9.58%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	$27,330.8	$11,728.7	$7,549.4	$4,055.6	$3,193.3	$1,624.8
Ratio of expenses to average net assets	0.55%(3)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	3.64%(3)	3.54%	3.52%	2.38%	1.58%	1.95%
Portfolio turnover rate(4)	11%(2)	47%	58%	76%	38%	124%

(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

334

BAIRD FUNDS, INC.
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)
1. ORGANIZATION
Baird Funds, Inc. (the “Company”) was incorporated on June 9, 2000, as a Wisconsin corporation and is registered as an open-end investment management company under the Investment Company Act of 1940, as amended (the “1940 Act”). The accompanying financial statements include the Baird Ultra Short Bond Fund, Baird Short-Term Bond Fund, Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, Baird Core Plus Bond Fund, Baird Short-Term Municipal Bond Fund, Baird Strategic Municipal Bond Fund, Baird Quality Intermediate Municipal Bond Fund, Baird Core Intermediate Municipal Bond Fund, and Baird Municipal Bond Fund (each, a “Fund” and collectively, the “Funds”), ten of the fifteen active funds in the series comprising the Company. Pursuant to the 1940 Act, the Funds in this report are “diversified” series of the Company. Robert W. Baird & Co. Incorporated (“Baird” or the “Advisor”) serves as investment advisor to the Funds.
The following table presents the class-specific inception dates for each of the Funds:

Inception Date
Fund	Institutional Class	Investor Class
Baird Ultra Short Bond Fund	December 31, 2013	December 31, 2013
Baird Short-Term Bond Fund	August 31, 2004	September 19, 2012
Baird Intermediate Bond Fund	September 29, 2000	September 29, 2000
Baird Aggregate Bond Fund	September 29, 2000	September 29, 2000
Baird Core Plus Bond Fund	September 29, 2000	September 29, 2000
Baird Short-Term Municipal Bond Fund	August 31, 2015	August 31, 2015
Baird Strategic Municipal Bond Fund	November 15, 2019	November 15, 2019
Baird Quality Intermediate Municipal Bond Fund	March 30, 2001	March 30, 2001
Baird Core Intermediate Municipal Bond Fund	August 31, 2015	August 31, 2015
Baird Municipal Bond Fund	November 15, 2019	November 15, 2019

Institutional Class shares are not subject to a distribution and service (12b-1) fee, while Investor Class shares are subject to a distribution and service (12b-1) fee of 0.25%. See Note 7.
The investment objective of the Baird Ultra Short Bond Fund is to seek current income consistent with preservation of capital.
The investment objective of the Baird Short-Term Bond Fund is to seek an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Bloomberg 1-3 Year U.S. Government/Credit Index. The Fund’s benchmark index, the Bloomberg 1-3 Year U.S. Government/Credit Index, is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government and corporate securities, with maturities between one and three years.
The investment objective of the Baird Intermediate Bond Fund is to seek an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Bloomberg Intermediate U.S. Government/Credit Index. The Fund’s benchmark index, the Bloomberg Intermediate U.S. Government/Credit Index, is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government and corporate securities, with maturities between one and ten years.
The investment objective of the Baird Aggregate Bond Fund is to seek an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Bloomberg U.S. Aggregate Index. The Fund’s benchmark index, the Bloomberg U.S. Aggregate Index, is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed debt obligations, with maturities of at least one year.
The investment objective of the Baird Core Plus Bond Fund is to seek an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Bloomberg U.S. Universal Index. The Fund’s benchmark

335

BAIRD FUNDS, INC.
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025 (Unaudited) (Continued)
index, the Bloomberg U.S. Universal Index, is an unmanaged, market value weighted index of fixed income debt obligations issued in U.S. dollars, including U.S. government and investment grade debt, non-investment grade debt, asset-backed and mortgage-backed debt obligations, Eurobonds, 144A securities and emerging market debt, with maturities of at least one year.
The investment objective of the Baird Short-Term Municipal Bond Fund is to seek current income that is exempt from federal income tax and is consistent with the preservation of capital.
The investment objective of the Baird Strategic Municipal Bond Fund is to seek a high level of current income that is exempt from federal income tax and is consistent with preservation of capital.
The primary investment objective of the Baird Quality Intermediate Municipal Bond Fund is to seek current income that is substantially exempt from federal income tax. A secondary objective is to seek total return with relatively low volatility of principal.
The investment objective of the Baird Core Intermediate Municipal Bond Fund is to seek a high level of current income that is exempt from federal income tax and is consistent with preservation of capital.
The investment objective of the Baird Municipal Bond Fund is to seek a high level of current income that is exempt from federal income tax and is consistent with preservation of capital.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and therefore follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
a)
Investment Valuation – Section 2(a)(41) of the 1940 Act, together with the rules and interpretations of the U.S. Securities and Exchange Commission (the “SEC”), require the Funds, in computing net asset value (“NAV”), to value their portfolio securities using market quotations when they are “readily available.” When market quotations are not readily available (e.g., because there is no regular market quotation for such securities), the securities are valued at fair value using methods determined by the Advisor as the Valuation Designee of the Board of Directors of the Company (the “Board”) in accordance with policies and procedures adopted pursuant to Rule 2a-5 of the 1940 Act, as discussed further below. Per GAAP, the “fair value” of a security means the price that would be received to sell a security in an orderly transaction between market participants at the measurement date.

The Funds determine the fair value of their investments and compute their NAV per share as of the close of regular trading of the New York Stock Exchange (generally, 4:00 p.m. ET).
Consistent with Section 2(a)(41) of the 1940 Act, the Funds price their securities as follows: debt securities are valued at their evaluated bid prices as provided by an independent pricing service based on various market inputs such as benchmark yields, market transactions and dealer quotations. Investments in mutual funds, including money market funds, are valued at their stated NAV. Equity securities, including common stocks, ETFs and closed end funds, that are listed on a securities exchange (other than NASDAQ) are valued at the last quoted sales price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities, other than debt securities, that were not traded on the valuation date, as well as stocks that are not listed on an exchange, including NASDAQ, are valued at the average of the current bid and ask price. Other assets and securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor in accordance with the Funds’ fair value procedures pursuant to Rule 2a-5 of the 1940 Act. In accordance with such procedures, the Advisor may, under certain circumstances, use alternative valuation methodologies, such as broker quotes. If prices are unavailable or deemed to be unreliable, fair value will be determined by the Advisor, subject to the oversight of the Board. The Advisor, as Valuation Designee, has further designated its valuation committee to be responsible for fair value

336

BAIRD FUNDS, INC.
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025 (Unaudited) (Continued)
determinations. In determining fair value, the valuation committee takes into account factors deemed relevant by the valuation committee and available information. Consequently, the price of the security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value. As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine. The prices determined for any individual security on any given day may vary significantly from the amount that can be obtained in an actual sale of that security, and a Fund’s NAV may fluctuate significantly from day to day or from period to period. Occasionally, significant events may occur after the close of the exchange on which a security is traded. If such events materially affect the value of a Fund’s securities, these securities may be valued at their fair value pursuant to the Funds’ fair value procedures.
b)
Securities Purchased on a When-Issued, Delayed Delivery or Forward Commitment Basis – Each Fund may purchase securities on a when-issued, delayed delivery or forward commitment basis. When-issued, delayed delivery and forward commitment transactions involve the risk that the price or yield obtained in a transaction may be more or less favorable than the price or yield available in the market when delivery takes place. At the time a Fund makes a commitment to purchase a security, the Fund records the transaction and reflects the value of the security in determining net asset value. Certain when-issued, delayed delivery or forward commitment securities are considered derivatives and each Fund qualifies as a “limited derivatives user” under the SEC’s derivatives rule (Rule 18f-4).

c)
Unregistered Securities – The Funds own certain investment securities which are unregistered. All of the unregistered securities held by the Funds as of June 30, 2025 consisted of securities issued pursuant to Rule 144A under the Securities Act of 1933 which may be resold in transactions exempt from registration to qualified institutional buyers.

The value of such securities held by the Funds was as follows:

Fund	Value	% of Net Assets
Baird Ultra Short Bond Fund	$1,985,452,546	21.90%
Baird Short-Term Bond Fund	3,370,514,472	30.26%
Baird Intermediate Bond Fund	2,488,775,849	21.90%
Baird Aggregate Bond Fund	10,742,590,748	20.15%
Baird Core Plus Bond Fund	9,435,828,415	24.22%
Baird Short-Term Municipal Bond Fund	76,567,584	4.62%
Baird Strategic Municipal Bond Fund	74,412,271	3.40%
Baird Quality Intermediate Municipal Bond Fund	17,062,735	1.64%
Baird Core Intermediate Municipal Bond Fund	121,725,930	2.65%
Baird Municipal Bond Fund	15,834,232	3.23%

d)
Foreign Securities – The Baird Ultra Short Bond Fund, Baird Short-Term Bond Fund, Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, and Baird Core Plus Bond Fund may invest in U.S. dollar denominated debt obligations of foreign companies and foreign governments. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include foreign currency fluctuations, political and economic instability, differences in financial reporting standards and less strict regulation of securities markets. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

e)
Financial Derivatives Instruments – Financial derivatives instruments, such as futures contracts, derive their value from the performance of underlying asset prices, indices, reference rates and other inputs or a

337

BAIRD FUNDS, INC.
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025 (Unaudited) (Continued)
combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations or by a pricing service at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivatives contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price and are generally categorized in Level 1. The Baird Strategic Municipal Bond Fund may invest in U.S. Treasury futures contracts and qualifies as a “limited derivatives user.”
f)
Deposits with Broker – When trading derivatives instruments, such as futures contracts, a Fund is only required to post initial or variation margin with the exchange or clearing broker. The use of margin in trading these instruments has the effect of creating leverage, which can expose the Fund to substantial gains or losses occurring from relatively small price changes in the value of the underlying instrument and can increase the volatility of the Fund’s returns.

Upon entering into a futures contract, and to maintain the Fund’s open positions in futures contracts, the Fund is required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.
At June 30, 2025, the Baird Strategic Municipal Bond Fund had no cash or cash equivalents on deposit with the broker for futures contracts.
If the price of an open futures contract changes (by increase in the value of the underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund.
These subsequent payments, called “variation margin,” to and from the futures broker are made as the price of the underlying assets fluctuates making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” At period end, the variation margin may be shown as either a receivable or payable on the Fund’s Statement of Assets and Liabilities. The Fund expects to earn interest income on any margin deposits.
g)
Income Tax Status – The Funds qualify and intend to continue to qualify as regulated investment companies as provided in Subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax expense to the Funds. Therefore, no federal income or excise tax provision is recorded.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2024, or for any other tax years which are open for exam. As of December 31, 2024, open tax years include the tax years ended December 31, 2021 through 2024. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as interest and other expense, respectively, in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.
h)
Allocation of Income and Expenses – Each Fund is charged for those expenses directly attributable to it. Expenses directly attributable to a class of shares, such as Rule 12b-1 distribution fees, are charged to that

338

BAIRD FUNDS, INC.
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025 (Unaudited) (Continued)
class of shares. Income, expenses and realized and unrealized gains and losses are allocated to the classes based on their respective net assets. Expenses that are not directly attributable to a Fund are allocated among the Funds in the series in proportion to their assets or are divided equally amongst the Funds.
i)
Shareholder Transactions and Distributions – Shareholder transactions are recorded on the trade date. Dividends from net investment income are declared and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. All distributions to shareholders are recorded on the ex-dividend date. The book basis character of distributions may differ from their ultimate characterization for Federal income tax purposes. GAAP requires that permanent financial reporting and tax differences be reclassified in the capital accounts.

j)
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

k)
Securities Transactions and Investment Income – Investment transactions are recorded on the trade date. The Funds determine the gain or loss realized from investment transactions using the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Premiums and discounts on the purchase of securities are amortized/accreted using the effective interest method. Paydown gains and losses are recorded as interest income on the Statements of Operations for financial reporting purposes.

l)
Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown and would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds would expect the risk of loss to be low.

m)
Segment Reporting – Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Advisor, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

3. CAPITAL SHARE TRANSACTIONS
The following table summarizes the capital share transactions of each Fund for the past two fiscal periods:
Baird Ultra Short Bond Fund

	Six Months Ended June 30, 2025		Year Ended December 31, 2024
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	325,656,944	$3,295,261,513	491,110,360	$4,969,644,690
Shares issued to shareholders in reinvestment of distributions	17,090,811	172,760,540	33,506,847	338,457,740
Shares redeemed	(217,394,070)	(2,200,440,903)	(372,390,629)	(3,768,677,108)
Net increase	125,353,685	$1,267,581,150	152,226,578	$1,539,425,322
Shares Outstanding:
Beginning of period	763,509,654		611,283,076
End of period	888,863,339		763,509,654

339

BAIRD FUNDS, INC.
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025 (Unaudited) (Continued)

	Six Months Ended June 30, 2025		Year Ended December 31, 2024
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	2,248,093	$22,819,263	3,147,356	$31,931,730
Shares issued to shareholders in reinvestment of distributions	136,382	1,382,443	333,378	3,376,842
Shares redeemed	(1,245,356)	(12,641,807)	(5,164,579)	(52,418,206)
Net increase (decrease)	1,139,119	$11,559,899	(1,683,845)	$(17,109,634)
Shares Outstanding:
Beginning of period	5,994,653		7,678,498
End of period	7,133,772		5,994,653
Total net increase		$1,279,141,049		$1,522,315,688

Baird Short-Term Bond Fund

	Six Months Ended June 30, 2025		Year Ended December 31, 2024
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	125,530,254	$1,193,456,056	454,618,344	$4,295,135,438
Shares issued to shareholders in reinvestment of distributions	23,274,403	221,150,495	43,882,703	414,042,415
Shares redeemed	(177,331,810)	(1,686,098,046)	(309,407,704)	(2,925,042,280)
Net increase (decrease)	(28,527,153)	$(271,491,495)	189,093,343	$1,784,135,573
Shares Outstanding:
Beginning of period	1,181,249,582		992,156,239
End of period	1,152,722,429		1,181,249,582

	Six Months Ended June 30, 2025		Year Ended December 31, 2024
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	3,019,731	$28,699,776	4,451,412	$42,017,585
Shares issued to shareholders in reinvestment of distributions	270,802	2,571,892	559,626	5,275,339
Shares redeemed	(2,267,021)	(21,548,968)	(7,650,331)	(72,247,521)
Net increase (decrease)	1,023,512	$9,722,700	(2,639,293)	$(24,954,597)
Shares Outstanding:
Beginning of period	13,232,279		15,871,572
End of period	14,255,791		13,232,279
Total net increase (decrease)		$(261,768,795)		$1,759,180,976

340

BAIRD FUNDS, INC.
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025 (Unaudited) (Continued)
Baird Intermediate Bond Fund

	Six Months Ended June 30, 2025		Year Ended December 31, 2024
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	143,644,205	$1,490,589,735	417,051,545(1)	$4,299,092,885(1)
Shares issued to shareholders in reinvestment of distributions	18,322,577	190,283,634	33,496,642	344,813,192
Shares redeemed	(98,328,911)	(1,019,913,095)	(242,844,327)	(2,515,561,790)
Net increase	63,637,871	$660,960,274	207,703,860	$2,128,344,287
Shares Outstanding:
Beginning of period	1,005,959,326		798,255,466
End of period	1,069,597,197		1,005,959,326

	Six Months Ended June 30, 2025		Year Ended December 31, 2024
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	3,188,189	$34,810,494	6,466,948	$70,195,830
Shares issued to shareholders in reinvestment of distributions	219,780	2,407,451	359,476	3,898,823
Shares redeemed	(2,635,744)	(28,952,975)	(2,831,855)	(30,762,344)
Net increase	772,225	$8,264,970	3,994,569	$43,332,309
Shares Outstanding:
Beginning of period	12,082,294		8,087,725
End of period	12,854,519		12,082,294
Total net increase		$669,225,244		$2,171,676,596

(1)	Includes purchase in-kind transactions. See additional information contained in this Note.
Baird Aggregate Bond Fund

	Six Months Ended June 30, 2025		Year Ended December 31, 2024
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	664,235,452(1)	$6,468,207,191(1)	1,663,734,325(1)	$16,285,863,637(1)
Shares issued to shareholders in reinvestment of distributions	92,166,139	899,744,169	172,231,366	1,677,046,355
Shares redeemed	(597,793,452)	(5,831,631,096)	(933,390,614)	(9,131,584,932)
Net increase	158,608,139	$1,536,320,264	902,575,077	$8,831,325,060
Shares Outstanding:
Beginning of period	5,156,199,210		4,253,624,133
End of period	5,314,807,349		5,156,199,210

341

BAIRD FUNDS, INC.
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025 (Unaudited) (Continued)

	Six Months Ended June 30, 2025		Year Ended December 31, 2024
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	12,919,991	$130,920,109	43,970,138	$447,496,112
Shares issued to shareholders in reinvestment of distributions	1,596,807	16,235,316	3,540,168	35,866,402
Shares redeemed	(29,240,706)	(295,989,152)	(35,946,084)	(365,184,879)
Net increase (decrease)	(14,723,908)	$(148,833,727)	11,564,222	$118,177,635
Shares Outstanding:
Beginning of period	106,395,738		94,831,516
End of period	91,671,830		106,395,738
Total net increase		$1,387,486,537		$8,949,502,695

(1)	Includes purchase in-kind transactions. See additional information contained in this Note.
Baird Core Plus Bond Fund

	Six Months Ended June 30, 2025		Year Ended December 31, 2024
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	583,638,470	$5,894,933,201	1,294,547,788	$13,156,528,986
Shares issued to shareholders in reinvestment of distributions	65,157,687	658,785,265	114,099,164	1,150,031,356
Shares redeemed	(461,589,714)	(4,662,182,014)	(525,803,955)	(5,316,769,749)
Net increase	187,206,443	$1,891,536,452	882,842,997	$8,989,790,593
Shares Outstanding:
Beginning of period	3,515,822,082		2,632,979,085
End of period	3,703,028,525		3,515,822,082

	Six Months Ended June 30, 2025		Year Ended December 31, 2024
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	11,283,351	$119,586,294	33,886,313	$357,792,906
Shares issued to shareholders in reinvestment of distributions	1,916,274	20,383,391	3,943,271	41,716,553
Shares redeemed	(15,111,490)	(160,405,911)	(31,929,450)	(339,197,514)
Net increase (decrease)	(1,911,865)	$(20,436,226)	5,900,134	$60,311,945
Shares Outstanding:
Beginning of period	108,781,348		102,881,214
End of period	106,869,483		108,781,348
Total net increase		$1,871,100,226		$9,050,102,538

342

BAIRD FUNDS, INC.
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025 (Unaudited) (Continued)
Baird Short-Term Municipal Bond Fund

	Six Months Ended June 30, 2025		Year Ended December 31, 2024
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	41,850,631	$418,062,032	53,663,592	$535,652,046
Shares issued to shareholders in reinvestment of distributions	2,006,366	20,035,314	3,661,739	36,467,120
Shares redeemed	(24,832,201)	(248,017,204)	(70,738,385)	(706,262,024)
Net increase (decrease)	19,024,796	$190,080,142	(13,413,054)	$(134,142,858)
Shares Outstanding:
Beginning of period	139,469,205		152,882,259
End of period	158,494,001		139,469,205

	Six Months Ended June 30, 2025		Year Ended December 31, 2024
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	716,805	$7,156,952	1,644,180	$16,396,436
Shares issued to shareholders in reinvestment of distributions	91,027	907,360	206,616	2,054,398
Shares redeemed	(1,055,332)	(10,522,346)	(2,810,634)	(28,023,596)
Net decrease	(247,500)	$(2,458,034)	(959,838)	$(9,572,762)
Shares Outstanding:
Beginning of period	6,916,713		7,876,551
End of period	6,669,213		6,916,713
Total net increase (decrease)		$187,622,108		$(143,715,620)

Baird Strategic Municipal Bond Fund

	Six Months Ended June 30, 2025		Year Ended December 31, 2024
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	78,042,465	$795,604,495	77,027,592	$792,226,899
Shares issued to shareholders in reinvestment of distributions	2,649,076	27,028,612	3,598,368	36,904,631
Shares redeemed	(23,007,314)	(234,401,014)	(24,690,081)	(253,536,951)
Net increase	57,684,227	$588,232,093	55,935,879	$575,594,579
Shares Outstanding:
Beginning of period	141,605,766		85,669,887
End of period	199,289,993		141,605,766

343

BAIRD FUNDS, INC.
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025 (Unaudited) (Continued)

	Six Months Ended June 30, 2025		Year Ended December 31, 2024
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	8,156,371	$83,235,704	8,221,847	$84,588,971
Shares issued to shareholders in reinvestment of distributions	195,202	1,989,495	208,573	2,139,582
Shares redeemed	(2,818,772)	(28,725,084)	(2,838,694)	(29,163,083)
Net increase	5,532,801	$56,500,115	5,591,726	$57,565,470
Shares Outstanding:
Beginning of period	9,341,833		3,750,107
End of period	14,874,634		9,341,833
Total net increase		$644,732,208		$633,160,049

Baird Quality Intermediate Municipal Bond Fund

	Six Months Ended June 30, 2025		Year Ended December 31, 2024
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	10,507,999	$115,187,994	21,837,899	$241,338,219
Shares issued to shareholders in reinvestment of distributions	1,173,066	12,846,026	2,328,458	25,672,559
Shares redeemed	(13,371,196)	(146,332,975)	(27,266,880)	(301,184,213)
Net decrease	(1,690,131)	$(18,298,955)	(3,100,523)	$(34,173,435)
Shares Outstanding:
Beginning of period	91,393,652		94,494,175
End of period	89,703,521		91,393,652

	Six Months Ended June 30, 2025		Year Ended December 31, 2024
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	438,273	$4,937,625	1,951,056	$22,192,530
Shares issued to shareholders in reinvestment of distributions	68,393	769,948	123,995	1,404,738
Shares redeemed	(983,561)	(11,022,119)	(1,164,397)	(13,224,685)
Net increase (decrease)	(476,895)	$(5,314,546)	910,654	$10,372,583
Shares Outstanding:
Beginning of period	5,373,661		4,463,007
End of period	4,896,766		5,373,661
Total net decrease		$(23,613,501)		$(23,800,852)

344

BAIRD FUNDS, INC.
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025 (Unaudited) (Continued)
Baird Core Intermediate Municipal Bond Fund

	Six Months Ended June 30, 2025		Year Ended December 31, 2024
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	123,078,100	$1,253,234,776	158,576,749	$1,632,364,931
Shares issued to shareholders in reinvestment of distributions	6,425,461	65,426,616	10,098,388	103,696,832
Shares redeemed	(63,276,617)	(644,559,059)	(71,538,614)	(736,197,151)
Net increase	66,226,944	$674,102,333	97,136,523	$999,864,612
Shares Outstanding:
Beginning of period	381,823,036		284,686,513
End of period	448,049,980		381,823,036

	Six Months Ended June 30, 2025		Year Ended December 31, 2024
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	1,130,332	$11,524,122	1,709,317	$17,577,801
Shares issued to shareholders in reinvestment of distributions	57,549	585,575	117,660	1,206,860
Shares redeemed	(729,041)	(7,429,575)	(1,916,046)	(19,652,485)
Net increase (decrease)	458,840	$4,680,122	(89,069)	$(867,824)
Shares Outstanding:
Beginning of period	3,440,279		3,529,348
End of period	3,899,119		3,440,279
Total net increase		$678,782,455		$998,996,788

Baird Municipal Bond Fund

	Six Months Ended June 30, 2025		Year Ended December 31, 2024
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	25,312,644	$247,618,198	13,463,079	$134,283,935
Shares issued to shareholders in reinvestment of distributions	630,930	6,181,663	792,043	7,877,155
Shares redeemed	(6,390,901)	(62,499,850)	(4,443,802)	(44,210,697)
Net increase	19,552,673	$191,300,011	9,811,320	$97,950,393
Shares Outstanding:
Beginning of period	27,837,243		18,025,923
End of period	47,389,916		27,837,243

345

BAIRD FUNDS, INC.
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025 (Unaudited) (Continued)

	Six Months Ended June 30, 2025		Year Ended December 31, 2024
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	1,739,010	$17,139,223	582,662	$5,813,981
Shares issued to shareholders in reinvestment of distributions	28,701	280,336	20,892	207,606
Shares redeemed	(149,441)	(1,462,641)	(174,819)	(1,740,991)
Net increase	1,618,270	$15,956,918	428,735	$4,280,596
Shares Outstanding:
Beginning of period	1,184,062		755,327
End of period	2,802,332		1,184,062
Total net increase		$207,256,929		$102,230,989

Purchase In-Kind Transactions
During the six months ended June 30, 2025, the Funds satisfied purchase in-kind requests made by large institutional shareholders by transferring securities into the Funds. The transfers were effected in accordance with policies and procedures approved by the Board. Consideration received and shares sold were as follows:

	Six Months Ended June 30, 2025
Fund	Effective Date	Value of Securities Received	Shares Sold
Baird Aggregate Bond Fund - Institutional Class	March 27, 2025	$111,846,946	11,471,482

During the year ended December 31, 2024, the Funds satisfied purchase in-kind requests made by large institutional shareholders by transferring cash and securities into the Funds. The transfers were effected in accordance with policies and procedures approved by the Board. Consideration received and shares sold were as follows:

	Year Ended December 31, 2024
Fund	Effective Date	Value of Cash and Securities Received	Shares Sold
Baird Intermediate Bond Fund - Institutional Class	August 28, 2024	$59,177,794	5,646,736
Baird Aggregate Bond Fund - Institutional Class	October 29, 2024	66,239,227	6,759,105

4. INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION
During the six months ended June 30, 2025, purchases and sales of investment securities (excluding short-term investments and any in-kind transactions) were as follows:

	U.S. Government Obligations		All Other
	Purchases	Sales	Purchases	Sales
Baird Ultra Short Bond Fund	$397,043,164	$222,922,070	$2,464,134,573	$2,028,194,420
Baird Short-Term Bond Fund	4,654,864,750	4,583,711,878	2,011,162,142	2,355,157,976
Baird Intermediate Bond Fund	1,982,479,425	1,897,422,167	995,206,593	434,020,835
Baird Aggregate Bond Fund	6,170,231,033	5,906,128,681	3,163,089,216	2,349,559,674
Baird Core Plus Bond Fund	4,788,835,068	4,500,918,993	3,066,068,296	1,653,904,249
Baird Short-Term Municipal Bond Fund	—	11,203,594	425,289,326	208,370,198
Baird Strategic Municipal Bond Fund	15,751,250	15,943,125	880,265,931	218,462,744
Baird Quality Intermediate Municipal Bond Fund	14,928,516	—	122,578,192	170,339,020
Baird Core Intermediate Municipal Bond Fund	39,378,125	70,505,273	1,210,839,578	488,396,936
Baird Municipal Bond Fund	—	—	244,579,728	39,097,599

346

BAIRD FUNDS, INC.
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025 (Unaudited) (Continued)
As of December 31, 2024, the components of distributable earnings (accumulated losses) for income tax purposes were as follows:

	Baird Ultra Short Bond Fund	Baird Short-Term Bond Fund	Baird Intermediate Bond Fund	Baird Aggregate Bond Fund	Baird Core Plus Bond Fund
Cost of investments	$7,972,987,222	$11,446,460,535	$10,692,393,169	$54,478,724,029	$38,768,346,985
Gross unrealized appreciation	27,003,506	74,194,517	62,452,801	253,359,518	166,321,942
Gross unrealized depreciation	(3,664,687)	(55,579,889)	(258,234,347)	(3,716,748,672)	(2,370,247,950)
Net unrealized appreciation (depreciation)	23,338,819	18,614,628	(195,781,546)	(3,463,389,154)	(2,203,926,008)
Undistributed ordinary income	1,350,224	2,072,359	555,329	—	—
Distributable earnings	1,350,224	2,072,359	555,329	—	—
Other accumulated losses	(16,970,530)	(378,597,564)	(383,908,960)	(2,032,217,499)	(1,062,333,680)
Total distributable earnings (accumulated deficit)	$7,718,513	$(357,910,577)	$(579,135,177)	$(5,495,606,653)	$(3,266,259,688)

	Baird Short-Term Municipal Bond Fund	Baird Strategic Municipal Bond Fund	Baird Quality Intermediate Municipal Bond Fund	Baird Core Intermediate Municipal Bond Fund	Baird Municipal Bond Fund
Cost of investments	$1,454,586,797	$1,534,662,893	$1,073,609,733	$3,917,271,228	$283,299,991
Gross unrealized appreciation	5,420,618	9,756,799	6,381,674	26,811,388	2,354,781
Gross unrealized depreciation	(13,482,024)	(11,230,416)	(23,645,448)	(46,641,157)	(2,554,824)
Net unrealized depreciation	(8,061,406)	(1,473,617)	(17,263,774)	(19,829,769)	(200,043)
Undistributed tax-exempt income	816,932	1,031,392	606,956	2,265,616	180,418
Distributable earnings	816,932	1,031,392	606,956	2,265,616	180,418
Other accumulated losses	(72,676,864)	(6,707,663)	(54,489,835)	(65,043,520)	(1,021,989)
Total accumulated deficit	$(79,921,338)	$(7,149,888)	$(71,146,653)	$(82,607,673)	$(1,041,614)

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.
Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. There were no reclassifications made for the year ended December 31, 2024.
Distributions to Shareholders
Each Fund generally pays dividends from net investment income monthly and distributes net realized capital gains annually. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date.

347

BAIRD FUNDS, INC.
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025 (Unaudited) (Continued)
The tax components of distributions paid during the periods shown below were as follows:

	Six Months Ended June 30, 2025
Fund	Ordinary Income	Tax-Exempt Income	Total
Baird Ultra Short Bond Fund	$180,677,063	$—	$180,677,063
Baird Short-Term Bond Fund	238,427,333	—	238,427,333
Baird Intermediate Bond Fund	210,300,553	—	210,300,553
Baird Aggregate Bond Fund	1,003,178,634	—	1,003,178,634
Baird Core Plus Bond Fund	753,834,540	—	753,834,540
Baird Short-Term Municipal Bond Fund	—	25,694,826	25,694,826
Baird Strategic Municipal Bond Fund	—	33,433,162	33,433,162
Baird Quality Intermediate Municipal Bond Fund	—	15,793,249	15,793,249
Baird Core Intermediate Municipal Bond Fund	—	73,620,291	73,620,291
Baird Municipal Bond Fund	—	6,927,811	6,927,811

For the six months ended June 30, 2025, the table above reflects the estimated characterization of the distributions paid based on each Fund’s operating results for the period. The actual characterization of the distributions made during the period is not determined until after the end of the fiscal year.

	Year Ended December 31, 2024
Fund	Ordinary Income	Return of Capital	Tax-Exempt Income	Total
Baird Ultra Short Bond Fund	$356,517,497	$—	$—	$356,517,497
Baird Short-Term Bond Fund	450,513,344	—	—	450,513,344
Baird Intermediate Bond Fund	379,000,571	—	—	379,000,571
Baird Aggregate Bond Fund	1,874,358,373	6,176,785	—	1,880,535,158
Baird Core Plus Bond Fund	1,299,027,929	2,138,598	—	1,301,166,527
Baird Short-Term Municipal Bond Fund	1,094,483	—	46,791,919	47,886,402
Baird Strategic Municipal Bond Fund	1,928,349	—	42,581,646	44,509,995
Baird Quality Intermediate Municipal Bond Fund	428,602	—	29,713,542	30,142,144
Baird Core Intermediate Municipal Bond Fund	3,305,319	—	114,961,773	118,267,092
Baird Municipal Bond Fund	289,382	—	8,681,389	8,970,771

To the extent necessary to fully distribute such capital gains, the Funds also designate earnings and profits distributed to shareholders on the redemption of shares.
At December 31, 2024, no Funds deferred, on a tax basis, qualified late year losses.
At December 31, 2024, accumulated capital loss carryovers, if any, were as follows:

	Capital Loss Carryover		Year of Expiration
Fund	Short-term	Long-term	Short-term	Long-term
Baird Ultra Short Bond Fund	$16,970,530	$—	Indefinitely	N/A
Baird Short-Term Bond Fund	190,567,723	188,029,841	Indefinitely	Indefinitely
Baird Intermediate Bond Fund	76,825,218	307,083,742	Indefinitely	Indefinitely
Baird Aggregate Bond Fund	463,720,291	1,568,497,208	Indefinitely	Indefinitely
Baird Core Plus Bond Fund	195,957,966	866,375,714	Indefinitely	Indefinitely
Baird Short-Term Municipal Bond Fund	24,878,322	47,798,542	Indefinitely	Indefinitely
Baird Strategic Municipal Bond Fund	291,240	6,416,423	Indefinitely	Indefinitely
Baird Quality Intermediate Municipal Bond Fund	11,509,416	42,980,420	Indefinitely	Indefinitely
Baird Core Intermediate Municipal Bond Fund	20,330,585	44,712,935	Indefinitely	Indefinitely
Baird Municipal Bond Fund	—	1,021,989	N/A	Indefinitely

348

BAIRD FUNDS, INC.
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025 (Unaudited) (Continued)
During the year ended December 31, 2024, the Funds utilized capital loss carryovers as follows:

	Capital Loss Carryover Utilized
Fund	Short-term	Long-term
Baird Ultra Short Bond Fund	$4,920,583	$3,206,669
Baird Short-Term Bond Fund	15,888,713	—
Baird Intermediate Bond Fund	4,441,934	—
Baird Aggregate Bond Fund	14,303,692	—
Baird Core Plus Bond Fund	38,014,578	—
Baird Short-Term Municipal Bond Fund	1,721,884	—
Baird Strategic Municipal Bond Fund	5,765,609	114,309
Baird Quality Intermediate Municipal Bond Fund	206,563	—
Baird Core Intermediate Municipal Bond Fund	2,510,853	—
Baird Municipal Bond Fund	883,596	528,731

5. INVESTMENT ADVISORY, OTHER AGREEMENTS AND RELATED PARTY TRANSACTIONS
The Funds have entered into an Investment Advisory Agreement with Baird for the provision of investment advisory services. Pursuant to the Investment Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.25% for each Fund as applied to the respective Fund’s average daily net assets.
For the Baird Ultra Short Bond Fund, the Advisor has contractually agreed to waive management fees in an amount equal to an annual rate of 0.15% of average daily net assets for the Fund, at least through April 30, 2026. The agreement may only be terminated prior to the end of this term by or with the consent of the Board.
For the six months ended June 30, 2025, the Advisor waived the following amount pursuant to the fee waiver agreement between the Advisor and the Company on behalf of the Baird Ultra Short Bond Fund:

Fund	Waived Amount
Baird Ultra Short Bond Fund	$6,173,232

These fees are not subject to recoupment by the Advisor.
The Funds have entered into an Administration Agreement with Baird. Under the Administration Agreement, the Advisor assumes and pays all expenses of the applicable Fund other than the investment advisory fees, fees under the 12b-1 plan, costs related to portfolio securities transactions and other excluded expenses, such as borrowing costs and extraordinary or non-recurring expenses. Pursuant to the Administration Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.05% for each Fund as applied to the respective Fund’s average daily net assets.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, serves as transfer agent, administrator, and accounting services agent for the Funds. U.S. Bank, N.A. (“U.S. Bank”) serves as custodian for the Funds.
Robert W. Baird & Co. Incorporated (the “Distributor”) is the sole distributor of the Funds pursuant to a distribution agreement.
No commissions were earned by the Distributor for services rendered as a registered broker-dealer in securities transactions for the Funds for the six months ended June 30, 2025.
The Funds may use related party broker-dealers. For the six months ended June 30, 2025, there were no brokerage commissions paid to broker-dealers affiliated with the Advisor. The Advisor or its affiliates may have lending, banking, brokerage, underwriting, or other business relationships with the issuers of the securities in which the Funds invest.

349

BAIRD FUNDS, INC.
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025 (Unaudited) (Continued)
The Funds may purchase securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor. For the six months ended June 30, 2025, the Funds purchased the following amounts of such securities:

Purchases
Baird Short-Term Municipal Bond Fund	$9,315,000
Baird Strategic Municipal Bond Fund	9,985,000
Baird Core Intermediate Municipal Bond Fund	11,915,000
Baird Municipal Bond Fund	2,325,000

Certain officers and employees of the Advisor are also officers and a director of the Funds.
6. LINE OF CREDIT AND OTHER INTEREST CHARGES
The Company maintains an uncommitted line of credit (“LOC”) with U.S. Bank to provide the fifteen Funds comprising the Company a temporary liquidity source to meet unanticipated redemptions or other permissible borrowing needs. The LOC is unsecured at all times and is subject to certain restrictions and covenants. Under the terms of the LOC, borrowings for each Fund are limited to one third of the total eligible net assets (including the amount borrowed) of the respective Fund, or $1,250,000,000 of total borrowings for the Funds comprising the Company, whichever is less. U.S. Bank charges annualized interest at the greater of 1.00% and the Prime Rate minus 2.00%. As of June 30, 2025, the Prime Rate was 7.50%. The LOC matures on June 29, 2026, unless renewed. The Company has authorized U.S. Bank to charge any of the accounts of the borrowing Fund subject to the agreement for any missed payments.
No borrowings occurred for the Funds during the six months ended June 30, 2025 nor were any borrowings outstanding for the Funds under the LOC as of June 30, 2025.
7. DISTRIBUTION AND SHAREHOLDER SERVICE PLAN
The Funds have adopted a distribution and shareholder service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan allows the Funds to compensate the Distributor for the costs incurred in distributing the Funds’ Investor Class shares, including amounts paid to brokers or dealers, at an annual rate of 0.25% of the average daily net assets of the Funds’ Investor Class shares.
For the six months ended June 30, 2025, the Funds’ Investor Class shares incurred fees pursuant to the Plan as follows:

Fund
Baird Ultra Short Bond Fund	$82,940
Baird Short-Term Bond Fund	160,479
Baird Intermediate Bond Fund	176,055
Baird Aggregate Bond Fund	1,193,605
Baird Core Plus Bond Fund	1,431,516
Baird Short-Term Municipal Bond Fund	82,308
Baird Strategic Municipal Bond Fund	150,813
Baird Quality Intermediate Municipal Bond Fund	72,109
Baird Core Intermediate Municipal Bond Fund	46,852
Baird Municipal Bond Fund	23,257

8. OTHER DERIVATIVES INFORMATION
As a principal investment strategy, the Baird Strategic Municipal Bond Fund may invest in U.S. Treasury futures contracts for duration and yield curve management or to manage market and interest rate risk. The Fund’s market risk related to its derivatives trading is influenced by a wide variety of factors, including the level and volatility of interest rates, the market value of futures contracts, the diversification effects among the Fund’s open positions and the liquidity of the markets in which it trades.

350

BAIRD FUNDS, INC.
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025 (Unaudited) (Continued)
The Baird Strategic Municipal Bond Fund had no outstanding futures contracts at June 30, 2025.
Management has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect a Fund’s Statement of Assets and Liabilities and Statement of Operations. Since the derivatives may be held for speculative trading purposes, the derivative instruments are not designated as hedging instruments. Accordingly, all realized gains and losses, as well as any change in net unrealized gains or losses on open contracts from the preceding period, are recognized as part of realized and unrealized gain (loss) in the Statement of Operations. These contracts are not subject to a master netting agreement.
The following table presents the results of the derivatives trading and information related to volume for the six months ended June 30, 2025 for the Baird Strategic Municipal Bond Fund. The below captions of “Net Realized” and “Net Change in Unrealized” correspond to the captions in the Fund’s Statement of Operations.

	Loss from Trading
Fund and Type of Derivatives Instrument	Net Realized	Net Change in Unrealized Appreciation/ Depreciation
Baird Strategic Municipal Bond Fund
Interest rate	$(123,975)	$ —
Total U.S. Treasury futures contracts	$(123,975)	$—

The average monthly notional amount is shown as an indicator of volume. The Funds calculate notional value for futures contracts as the number of open contracts multiplied by contract size multiplied by the price of the underlying security or asset. The average monthly notional amounts during the six months ended June 30, 2025 were:

	Average Notional Amount
	Purchase Contracts	Sale Contracts
Baird Strategic Municipal Bond Fund
U.S. Treasury futures contracts	$2,371,205	$—

Please refer to the Fund’s prospectus for a full listing of risks associated with these investments.
9. SUBSEQUENT EVENTS
In preparing these financial statements, management has evaluated events after June 30, 2025. There were no subsequent events since June 30, 2025, through the date the financial statements were issued that would warrant adjustment to or additional disclosure in these financial statements.

351

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies. (Unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.

352

Item 9. Proxy Disclosure for Open-End Investment Companies. (Unaudited)
There were no matters submitted to a vote of shareholders during the period covered by this report.

353

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies. (Unaudited)
Pursuant to an Administration Agreement discussed in the Funds’ Statement of Additional Information, the Advisor assumes and pays all compensation payable to the Directors for overseeing the Funds. Therefore, a separate line item for “Director fees” is not included in the Funds’ Statements of Operations.

354

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (Unaudited)
Not applicable for the period covered by this report.

355

Baird Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 219252
Kansas City, MO 64121
1-866-442-2473

Board of Directors
Darren R. Jackson
Leonard R. (Randy) Johnson
David J. Lubar
Cory L. Nettles
Marlyn J. Spear (Chair)
Mary Ellen Stanek

Investment Advisor and Distributor
Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, WI 53202

Administrator and Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, WI 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

Core Financial Statements and Other Information
Baird Funds

June 30, 2025 (Unaudited)

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This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies
Baird Mid Cap Growth Fund
Schedule of Investments
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.4%
Aerospace & Defense - 4.6%
BWX Technologies, Inc.	246,792	$35,552,855
HEICO Corp.	98,022	32,151,216
		67,704,071
Building Products - 4.2%
AAON, Inc.	199,477	14,711,429
Lennox International, Inc.	49,563	28,411,494
Trex Co., Inc.(a)	333,210	18,119,960
		61,242,883
Capital Markets - 6.4%
MarketAxess Holdings, Inc.	128,381	28,672,612
MSCI, Inc.	59,696	34,429,071
Raymond James Financial, Inc.	193,756	29,716,358
		92,818,041
Commercial Services & Supplies - 2.1%
Rollins, Inc.	545,640	30,785,009
Consumer Staples Distribution & Retail - 4.1%
BJ’s Wholesale Club Holdings, Inc.(a)	249,734	26,928,817
Casey’s General Stores, Inc.	63,986	32,650,136
		59,578,953
Electrical Equipment - 1.4%
Vertiv Holdings Co. - Class A	158,372	20,336,549
Electronic Equipment, Instruments & Components - 4.0%
CDW Corp./DE	189,507	33,844,055
Zebra Technologies Corp. - Class A(a)	79,717	24,581,534
		58,425,589
Entertainment - 2.6%
Live Nation Entertainment, Inc.(a)	249,703	37,775,070
Financial Services - 4.4%
Equitable Holdings, Inc.	545,108	30,580,559
Shift4 Payments, Inc. - Class A(a)	331,944	32,898,970
		63,479,529
Food Products - 1.1%
Lamb Weston Holdings, Inc.	298,275	15,465,559
Health Care Equipment & Supplies - 9.3%
Dexcom, Inc.(a)	432,826	37,781,381
Insulet Corp.(a)	94,126	29,572,507
Penumbra, Inc.(a)	135,041	34,655,572
ResMed, Inc.	127,727	32,953,566
		134,963,026
Health Care Technology - 2.5%
Veeva Systems, Inc. - Class A(a)	124,418	35,829,896

	Shares	Value
Hotels, Restaurants & Leisure - 11.9%
Cava Group, Inc.(a)	268,121	$22,583,832
Churchill Downs, Inc.	312,576	31,570,176
DraftKings, Inc. - Class A(a)	857,425	36,774,958
Dutch Bros, Inc. - Class A(a)	353,354	24,158,813
Hilton Worldwide Holdings, Inc.	113,106	30,124,652
Texas Roadhouse, Inc.	149,669	28,049,467
		173,261,898
IT Services - 4.1%
EPAM Systems, Inc.(a)	129,934	22,974,930
Gartner, Inc.(a)	51,810	20,942,638
Globant SA(a)	172,755	15,693,064
		59,610,632
Life Sciences Tools & Services - 5.5%
Bio-Techne Corp.	275,680	14,183,736
Illumina, Inc.(a)	244,954	23,371,061
Repligen Corp.(a)	166,054	20,653,797
West Pharmaceutical Services, Inc.	103,334	22,609,479
		80,818,073
Machinery - 1.9%
Graco, Inc.	319,318	27,451,768
Oil, Gas & Consumable Fuels - 1.7%
Diamondback Energy, Inc.	175,656	24,135,134
Personal Care Products - 3.1%
BellRing Brands, Inc.(a)	411,130	23,816,761
elf Beauty, Inc.(a)	175,931	21,892,854
		45,709,615
Professional Services - 4.9%
Broadridge Financial Solutions, Inc.	162,049	39,382,769
Equifax, Inc.	126,338	32,768,287
		72,151,056
Real Estate Management & Development - 2.2%
CoStar Group, Inc.(a)	394,132	31,688,213
Semiconductors & Semiconductor Equipment - 1.7%
Monolithic Power Systems, Inc.	33,341	24,384,941
Software - 9.2%
Datadog, Inc. - Class A(a)	205,647	27,624,561
Descartes Systems Group, Inc.(a)	188,812	19,191,796
HubSpot, Inc.(a)	43,066	23,971,828
PTC, Inc.(a)	171,570	29,568,374
Tyler Technologies, Inc.(a)	57,694	34,203,311
		134,559,870
Specialty Retail - 1.9%
Burlington Stores, Inc.(a)	118,452	27,556,673

The accompanying notes are an integral part of these financial statements.

1

Baird Mid Cap Growth Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Trading Companies & Distributors - 3.6%
Fastenal Co.	518,509	$21,777,378
Ferguson Enterprises, Inc.	144,030	31,362,532
		53,139,910
TOTAL COMMON STOCKS (Cost $1,112,982,189)		1,432,871,958
SHORT-TERM INVESTMENTS - 1.9%
Money Market Funds - 1.9%
First American Government Obligations Fund - Class U, 4.27%(b)	28,132,720	28,132,720
TOTAL SHORT-TERM INVESTMENTS (Cost $28,132,720)		28,132,720
TOTAL INVESTMENTS - 100.3% (Cost $1,141,114,909)		$1,461,004,678
Liabilities in Excess of Other Assets - (0.3)%		(4,459,334)
TOTAL NET ASSETS - 100.0%		$1,456,545,344

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

2

Baird Mid Cap Growth Fund
Summary of Fair Value Disclosure
as of June 30, 2025 (Unaudited)
Baird Mid Cap Growth Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$1,432,871,958	$ —	$ —	$1,432,871,958
Money Market Funds	28,132,720	—	—	28,132,720
Total Investments	$1,461,004,678	$—	$—	$1,461,004,678

Refer to the Schedule of Investments for further disaggregation of investment categories.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.
The accompanying notes are an integral part of these financial statements.

3

Baird Small/Mid Cap Growth Fund
Schedule of Investments
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.4%
Aerospace & Defense - 3.2%
BWX Technologies, Inc.	34,569	$4,980,010
Beverages - 1.9%
Vita Coco Co., Inc.(a)	80,982	2,923,450
Biotechnology - 4.5%
ADMA Biologics, Inc.(a)	71,272	1,297,863
Insmed, Inc.(a)	15,813	1,591,421
Neurocrine Biosciences, Inc.(a)	31,961	4,017,178
		6,906,462
Building Products - 3.7%
AAON, Inc.	17,301	1,275,949
Lennox International, Inc.	4,069	2,332,513
Simpson Manufacturing Co., Inc.	13,338	2,071,525
		5,679,987
Capital Markets - 4.7%
FactSet Research Systems, Inc.	5,505	2,462,277
Houlihan Lokey, Inc.	15,237	2,741,898
MarketAxess Holdings, Inc.	9,106	2,033,734
		7,237,909
Consumer Staples Distribution & Retail - 4.6%
BJ’s Wholesale Club Holdings, Inc.(a)	20,534	2,214,181
Casey’s General Stores, Inc.	9,430	4,811,846
		7,026,027
Electronic Equipment, Instruments & Components - 2.4%
Badger Meter, Inc.	15,083	3,694,581
Financial Services - 4.7%
Equitable Holdings, Inc.	56,782	3,185,470
Shift4 Payments, Inc. - Class A(a)	41,534	4,116,435
		7,301,905
Health Care Equipment & Supplies - 11.6%
Glaukos Corp.(a)	23,317	2,408,413
Inspire Medical Systems, Inc.(a)	17,844	2,315,616
Insulet Corp.(a)	17,416	5,471,759
Masimo Corp.(a)	22,071	3,712,783
Penumbra, Inc.(a)	15,374	3,945,430
		17,854,001
Health Care Providers & Services - 2.4%
Alignment Healthcare, Inc.(a)	101,549	1,421,686
HealthEquity, Inc.(a)	21,973	2,301,892
		3,723,578
Health Care Technology - 1.5%
Waystar Holding Corp.(a)	57,736	2,359,670

	Shares	Value
Hotels, Restaurants & Leisure - 11.5%
Cava Group, Inc.(a)	28,348	$2,387,752
Churchill Downs, Inc.	30,408	3,071,208
DraftKings, Inc. - Class A(a)	91,076	3,906,250
Dutch Bros, Inc. - Class A(a)	46,271	3,163,549
Planet Fitness, Inc. - Class A(a)	15,923	1,736,403
Texas Roadhouse, Inc.	18,925	3,546,734
		17,811,896
Insurance - 1.7%
Kinsale Capital Group, Inc.	5,549	2,685,161
Life Sciences Tools & Services - 2.6%
Bio-Techne Corp.	35,408	1,821,742
Repligen Corp.(a)	17,504	2,177,147
		3,998,889
Machinery - 4.0%
Federal Signal Corp.	29,738	3,164,718
Kadant, Inc.	9,616	3,052,599
		6,217,317
Oil, Gas & Consumable Fuels - 2.5%
Matador Resources Co.	34,574	1,649,871
Viper Energy, Inc.	55,684	2,123,231
		3,773,102
Personal Care Products - 2.0%
BellRing Brands, Inc.(a)	27,393	1,586,876
elf Beauty, Inc.(a)	11,845	1,473,992
		3,060,868
Pharmaceuticals - 1.0%
Tarsus Pharmaceuticals, Inc.(a)	38,306	1,551,776
Professional Services - 3.6%
ExlService Holdings, Inc.(a)	65,531	2,869,603
UL Solutions, Inc.	37,028	2,697,860
		5,567,463
Semiconductors & Semiconductor Equipment - 3.1%
Astera Labs, Inc.(a)	24,954	2,256,341
MACOM Technology Solutions Holdings, Inc.(a)	17,371	2,489,090
		4,745,431
Software - 12.1%
Clearwater Analytics Holdings, Inc. - Class A(a)	95,258	2,089,008
CyberArk Software Ltd.(a)	8,832	3,593,564
Descartes Systems Group, Inc.(a)	21,055	2,140,135
Dynatrace, Inc.(a)	61,804	3,412,199
Elastic NV(a)	24,359	2,054,194
Monday.com Ltd.(a)	9,737	3,062,092
Vertex, Inc. - Class A(a)	66,936	2,365,184
		18,716,376

The accompanying notes are an integral part of these financial statements.

4

Baird Small/Mid Cap Growth Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Specialized REITs - 1.3%
National Storage Affiliates Trust	64,708	$2,070,009
Specialty Retail - 4.6%
Boot Barn Holdings, Inc.(a)	26,193	3,981,336
Burlington Stores, Inc.(a)	13,283	3,090,157
		7,071,493
Trading Companies & Distributors - 2.2%
Watsco, Inc.	7,657	3,381,484
TOTAL COMMON STOCKS (Cost $130,143,075)		150,338,845
SHORT-TERM INVESTMENTS - 2.6%
Money Market Funds - 2.6%
First American Government Obligations Fund - Class U, 4.27%(b)	3,977,914	3,977,914
TOTAL SHORT-TERM INVESTMENTS (Cost $3,977,914)		3,977,914
TOTAL INVESTMENTS - 100.0% (Cost $134,120,989)		$154,316,759
Other Assets in Excess of Other Assets - 0.0%(c)		18,330
TOTAL NET ASSETS - 100.0%		$154,335,089

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

5

Baird Small/Mid Cap Growth Fund
Summary of Fair Value Disclosure
as of June 30, 2025 (Unaudited)
Baird Small/Mid Cap Growth Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$150,338,845	$ —	$ —	$150,338,845
Money Market Funds	3,977,914	—	—	3,977,914
Total Investments	$154,316,759	$—	$—	$154,316,759

Refer to the Schedule of Investments for further disaggregation of investment categories.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.
The accompanying notes are an integral part of these financial statements.

6

Baird Equity Opportunity Fund
Schedule of Investments
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.2%
Aerospace & Defense - 3.6%
Cadre Holdings, Inc.	86,663	$2,760,217
Building Products - 3.0%
Hayward Holdings, Inc.(a)	163,059	2,250,214
Construction & Engineering - 5.3%
Fluor Corp.(a)(f)	39,028	2,000,965
Valmont Industries, Inc.	6,287	2,053,146
		4,054,111
Consumer Staples Distribution & Retail - 2.3%
Chefs’ Warehouse, Inc.(a)(b)	26,920	1,717,765
Diversified Consumer Services - 3.9%
Mister Car Wash, Inc.(a)	494,059	2,969,295
Diversified Telecommunication Services - 1.9%
Globalstar, Inc.(a)	62,087	1,462,149
Electronic Equipment, Instruments & Components - 2.8%
Teledyne Technologies, Inc.(a)	4,178	2,140,431
Energy Equipment & Services - 2.1%
Oceaneering International, Inc.(a)	77,180	1,599,170
Entertainment - 3.8%
Madison Square Garden Sports Corp.(a)	13,789	2,881,212
Financial Services - 1.1%
Chime Financial, Inc. - Class A(a)	24,329	839,594
Ground Transportation - 1.7%
Saia, Inc.(a)	4,769	1,306,658
Health Care Equipment & Supplies - 2.2%
Merit Medical Systems, Inc.(a)	18,141	1,695,821
Health Care Providers & Services - 6.2%
HealthEquity, Inc.(a)(b)	28,227	2,957,060
NeoGenomics, Inc.(a)	236,871	1,731,527
		4,688,587
Health Care Technology - 3.9%
Phreesia, Inc.(a)	105,612	3,005,717
Hotels, Restaurants & Leisure - 14.5%
Norwegian Cruise Line Holdings Ltd.(a)	154,377	3,130,766
Sportradar Group AG - Class A(a)	243,769	6,845,033
Sweetgreen, Inc. - Class A(a)	70,028	1,042,017
		11,017,816

	Shares	Value
Interactive Media & Services - 4.2%
ZoomInfo Technologies, Inc.(a)(b)	313,014	$3,167,702
Leisure Products - 0.7%
Clarus Corp.	160,005	555,217
Machinery - 3.6%
RBC Bearings, Inc.(a)	7,211	2,774,793
Professional Services - 2.6%
Equifax, Inc.	7,506	1,946,831
Semiconductors & Semiconductor Equipment - 6.0%
Astera Labs, Inc.(a)	16,120	1,457,570
Universal Display Corp.	20,184	3,117,621
		4,575,191
Software - 21.8%
BILL Holdings, Inc.(a)(f)	94,002	4,348,533
Blackbaud, Inc.(a)	22,930	1,472,335
Confluent, Inc. - Class A(a)	102,727	2,560,984
Gitlab, Inc. - Class A(a)	40,420	1,823,346
NCR Voyix Corp.(a)(b)	545,199	6,395,184
		16,600,382
TOTAL COMMON STOCKS (Cost $64,166,820)		74,008,873
EXCHANGE TRADED FUNDS - 2.1%
SPDR S&P Biotech ETF	19,747	1,637,618
TOTAL EXCHANGE TRADED FUNDS (Cost $1,717,810)		1,637,618

	Notional Amount	Contracts
PURCHASED OPTIONS - 0.1%
Call Options - 0.1%(c)(d)
Global Payments, Inc., Expiration: 01/16/2026; Exercise Price: $100.00	$856,428	107	20,972
ZoomInfo Technologies, Inc., Expiration: 12/19/2025; Exercise Price: $12.50(b)	36,432	36	2,160
NCR Voyix Corp., Expiration: 10/17/2025; Exercise Price: $10.00(b)	197,064	168	28,140
TOTAL PURCHASED OPTIONS (Cost $56,149)			51,272

The accompanying notes are an integral part of these financial statements.

7

Baird Equity Opportunity Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 0.7%
Money Market Funds - 0.7%
First American Government Obligations Fund - Class U, 4.27%(e)	522,762	$522,762
TOTAL SHORT-TERM INVESTMENTS (Cost $522,762)		522,762
TOTAL INVESTMENTS - 100.1% (Cost $66,463,541)		$76,220,525
Liabilities in Excess of Other Assets - (0.1)%		(103,757)
TOTAL NET ASSETS - 100.0%		$76,116,768

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	100 shares per contract.
(d)	Exchange-traded.
(e)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(f)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of June 30, 2025 is $4,221,180 which represented 5.5% of net assets.
The accompanying notes are an integral part of these financial statements.

8

Baird Equity Opportunity Fund
Schedule of Written Options
June 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.1)%(a)(b)
Call Options - (0.0)%(c)
Chefs’ Warehouse, Inc., Expiration: 07/18/2025; Exercise Price: $60.00	$(114,858)	(18)	$(8,280)
HealthEquity, Inc., Expiration: 09/19/2025; Exercise Price: $115.00	(439,992)	(42)	(11,865)
Total Call Options			(20,145)
Put Options - (0.1)%
ZoomInfo Technologies, Inc., Expiration: 12/19/2025; Exercise Price: $10.00	(111,320)	(110)	(14,575)
NCR Voyix Corp., Expiration: 10/17/2025; Exercise Price: $10.00	(214,659)	(183)	(6,862)
Total Put Options			(21,437)
TOTAL WRITTEN OPTIONS (Premiums received $92,263)			$(41,582)

Percentages are stated as a percentof net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

9

Baird Equity Opportunity Fund
Summary of Fair Value Disclosure
as of June 30, 2025 (Unaudited)
Baird Equity Opportunity Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$74,008,873	$ —	$ —	$74,008,873
Exchange Traded Funds	1,637,618	—	—	1,637,618
Purchased Options	20,972	30,300	—	51,272
Money Market Funds	522,762	—	—	522,762
Total Investments	$76,190,225	$30,300	$—	$76,220,525
Liabilities:
Investments:
Written Options	$(8,280)	$(33,302)	$—	$(41,582)
Total Investments	$(8,280)	$(33,302)	$—	$(41,582)

Refer to the Schedule of Investments and Schedule of Written Options for further disaggregation of investment categories.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.
The accompanying notes are an integral part of these financial statements.

10

Baird Chautauqua International Growth Fund
Schedule of Investments
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.0%
Canada - 14.6%
Ground Transportation - 2.4%
Canadian Pacific Kansas City Ltd.	442,187	$35,052,163
Independent Power and Renewable Electricity Producers - 3.5%
Brookfield Renewable Corp.	1,506,464	49,381,890
Insurance - 4.1%
Fairfax Financial Holdings Ltd.	32,630	58,898,138
Software - 4.6%
Constellation Software, Inc.	17,837	65,403,862
Total Canada		208,736,053
China - 14.7%
Biotechnology - 3.5%
BeOne Medicines Ltd. - ADR(a)	208,823	50,549,784
Broadline Retail - 6.9%
Alibaba Group Holding Ltd. - ADR	358,423	40,648,752
Prosus NV	1,017,581	57,093,080
		97,741,832
Life Sciences Tools & Services - 1.7%
Wuxi Biologics Cayman, Inc.(a)(b)	7,293,762	23,966,605
Real Estate Management & Development - 2.6%
KE Holdings, Inc. - ADR	2,093,149	37,132,463
Total China		209,390,684
Denmark - 7.7%
Biotechnology - 2.0%
Genmab AS(a)	138,653	28,793,851
Health Care Equipment & Supplies - 2.4%
Coloplast AS - Class B	354,551	33,754,298
Pharmaceuticals - 3.3%
Novo Nordisk AS - ADR	681,887	47,063,841
Total Denmark		109,611,990
France - 5.0%
Aerospace & Defense - 5.0%
Safran SA	218,094	71,125,939
India - 7.5%
Banks - 3.9%
HDFC Bank Ltd. - ADR	725,854	55,651,226
IT Services - 3.6%
Tata Consultancy Services Ltd.	1,286,319	51,942,184
Total India		107,593,410

	Shares	Value
Indonesia - 2.2%
Banks - 2.2%
Bank Rakyat Indonesia Persero Tbk PT	135,692,692	$31,285,357
Italy - 3.4%
Passenger Airlines - 3.4%
Ryanair Holdings PLC - ADR	850,782	49,064,598
Japan - 12.4%
Automobiles - 3.4%
Suzuki Motor Corp.	4,059,170	48,938,290
Electronic Equipment, Instruments & Components - 3.3%
Keyence Corp.	118,192	47,256,506
Machinery - 2.7%
FANUC Corp.	1,419,025	38,522,681
Professional Services - 3.0%
Recruit Holdings Co. Ltd.	719,796	42,328,783
Total Japan		177,046,260
Netherlands - 7.7%
Financial Services - 4.2%
Adyen NV(a)(b)	32,935	60,486,532
Semiconductors & Semiconductor Equipment - 3.5%
ASML Holding NV	61,844	49,561,163
Total Netherlands		110,047,695
Singapore - 7.5%
Banks - 3.8%
DBS Group Holdings Ltd.	1,541,526	54,419,077
Entertainment - 3.7%
Sea Ltd. - ADR(a)	332,326	53,152,220
Total Singapore		107,571,297
Switzerland - 2.2%
Software - 2.2%
Temenos AG	436,564	31,360,628
Taiwan, Province Of China - 3.8%
Semiconductors & Semiconductor Equipment - 3.8%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	237,489	53,788,884
United States - 8.3%
Commercial Services & Supplies - 4.4%
Waste Connections, Inc.	336,241	62,782,920
Software - 2.6%
Atlassian Corp. - Class A(a)	182,457	37,055,192

The accompanying notes are an integral part of these financial statements.

11

Baird Chautauqua International Growth Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Textiles, Apparel & Luxury Goods - 1.3%
Lululemon Athletica, Inc. (Canada)(a)	76,302	$18,127,829
Total United States		117,965,941
TOTAL COMMON STOCKS (Cost $1,038,062,205)		1,384,588,736
	Contracts
WARRANTS - 0.0%(c)
Canada - 0.0%(c)
Software - 0.0%(c)
Constellation Software, Inc., Expires 03/31/2040, Exercise Price $0.00(a)(d)	14,550	0
TOTAL WARRANTS (Cost $0)		0
	Shares
SHORT-TERM INVESTMENTS - 2.8%
Money Market Funds - 2.8%
First American Government Obligations Fund - Class U, 4.27%(e)	39,425,664	39,425,664
TOTAL SHORT-TERM INVESTMENTS (Cost $39,425,664)		39,425,664
TOTAL INVESTMENTS - 99.8% (Cost $1,077,487,869)		$1,424,014,400
Other Assets in Excess of Liabilities - 0.2%		2,473,710
TOTAL NET ASSETS - 100.0%		$1,426,488,110

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $84,453,137 or 5.9% of the Fund’s net assets.

(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Advisor, acting as Valuation Designee (See Note 2). These securities represented $0 or 0.0% of net assets as of June 30, 2025.

(e)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

12

Baird Chautauqua International Growth Fund
Summary of Fair Value Disclosure
as of June 30, 2025 (Unaudited)
Baird Chautauqua International Growth Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$763,314,925	$621,273,811	$ —	$1,384,588,736
Warrants	—	—	—(a)	—(a)
Money Market Funds	39,425,664	—	—	39,425,664
Total Investments	$802,740,589	$621,273,811	$—(a)	$1,424,014,400

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)	Amount is less than $0.50.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.
The accompanying notes are an integral part of these financial statements.

13

Baird Chautauqua Global Growth Fund
Schedule of Investments
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.4%
Canada - 11.4%
Ground Transportation - 1.7%
Canadian Pacific Kansas City Ltd.	90,238	$7,153,166
Independent Power and Renewable Electricity Producers - 2.3%
Brookfield Renewable Corp.	287,381	9,420,349
Insurance - 2.8%
Fairfax Financial Holdings Ltd.	6,327	11,420,427
Software - 4.6%
Constellation Software, Inc.	5,183	19,004,778
Total Canada		46,998,720
China- 10.2%
Biotechnology - 2.4%
BeOne Medicines Ltd. - ADR(a)	40,738	9,861,447
Broadline Retail - 4.6%
Alibaba Group Holding Ltd. - ADR	61,366	6,959,518
Prosus NV	216,259	12,133,572
		19,093,090
Life Sciences Tools & Services - 1.3%
Wuxi Biologics Cayman, Inc.(a)(b)	1,611,922	5,296,622
Real Estate Management & Development - 1.9%
KE Holdings, Inc. - ADR	427,701	7,587,416
Total China		41,838,575
Denmark - 5.8%
Biotechnology - 1.6%
Genmab AS(a)	31,851	6,614,447
Health Care Equipment & Supplies - 1.6%
Coloplast AS - Class B	69,792	6,644,404
Pharmaceuticals - 2.6%
Novo Nordisk AS - ADR	154,894	10,690,784
Total Denmark		23,949,635
France - 3.6%
Aerospace & Defense - 3.6%
Safran SA	45,674	14,895,440
India - 5.2%
Banks - 2.9%
HDFC Bank Ltd. - ADR	154,130	11,817,147
IT Services - 2.3%
Tata Consultancy Services Ltd.	238,988	9,650,451
Total India		21,467,598

	Shares	Value
Indonesia - 1.7%
Banks - 1.7%
Bank Rakyat Indonesia Persero Tbk PT	30,908,873	$7,126,361
Italy - 2.6%
Passenger Airlines - 2.6%
Ryanair Holdings PLC - ADR	187,184	10,794,901
Japan - 8.3%
Automobiles - 2.3%
Suzuki Motor Corp.	791,815	9,546,305
Electronic Equipment, Instruments & Components - 2.0%
Keyence Corp.	20,337	8,131,308
Machinery - 1.9%
FANUC Corp.	283,152	7,686,809
Professional Services - 2.1%
Recruit Holdings Co. Ltd.	149,196	8,773,715
Total Japan		34,138,137
Netherlands - 5.9%
Financial Services - 3.3%
Adyen NV(a)(b)	7,438	13,660,204
Semiconductors & Semiconductor Equipment - 2.6%
ASML Holding NV	13,248	10,616,815
Total Netherlands		24,277,019
Singapore - 5.6%
Banks - 2.6%
DBS Group Holdings Ltd.	303,880	10,727,596
Entertainment - 3.0%
Sea Ltd. - ADR(a)	76,021	12,158,800
Total Singapore		22,886,396
Switzerland - 1.0%
Software - 1.0%
Temenos AG	58,171	4,178,721
Taiwan, Province Of China - 2.3%
Semiconductors & Semiconductor Equipment - 2.3%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	41,376	9,371,250
United States - 33.8%(c)
Biotechnology - 3.9%
Incyte Corp.(a)	134,533	9,161,697
Regeneron Pharmaceuticals, Inc.	13,254	6,958,350
		16,120,047

The accompanying notes are an integral part of these financial statements.

14

Baird Chautauqua Global Growth Fund
Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
United States - (Continued)
Broadline Retail - 3.4%
Amazon.com, Inc.(a)	63,208	$13,867,203
Capital Markets - 3.2%
Charles Schwab Corp.	144,399	13,174,965
Commercial Services & Supplies - 3.7%
Waste Connections, Inc.	82,235	15,354,919
Financial Services - 4.5%
Mastercard, Inc. - Class A	33,037	18,564,812
Interactive Media & Services - 3.4%
Alphabet, Inc. - Class A	78,055	13,755,633
Semiconductors & Semiconductor Equipment - 5.9%
Micron Technology, Inc.	91,048	11,221,666
NVIDIA Corp.	47,011	7,427,268
Universal Display Corp.	36,870	5,694,940
		24,343,874
Software - 1.9%
Atlassian Corp. - Class A(a)	39,278	7,976,969
Specialty Retail - 2.9%
TJX Cos., Inc.	95,916	11,844,667
Textiles, Apparel & Luxury Goods - 1.0%
Lululemon Athletica, Inc. (Canada)(a)	17,648	4,192,812
Total United States		139,195,901
TOTAL COMMON STOCKS (Cost $283,998,929)		401,118,654
	Contracts
WARRANTS - 0.0%(d)
Canada - 0.0%(d)
Software - 0.0%(d)
Constellation Software, Inc., Expires 03/31/2040, Exercise Price $0.00(a)(e)	5,137	0
TOTAL WARRANTS (Cost $0)		0

	Shares	Value
SHORT-TERM INVESTMENTS - 2.3%
Money Market Funds - 2.3%
First American Government Obligations Fund - Class U, 4.27%(f)	9,528,640	$9,528,640
TOTAL SHORT-TERM INVESTMENTS (Cost $9,528,640)		9,528,640
TOTAL INVESTMENTS - 99.7% (Cost $293,527,569)		$410,647,294
Other Assets in Excess of Liabilities - 0.3%		1,096,241
TOTAL NET ASSETS - 100.0%		$411,743,535

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $18,956,826 or 4.6% of the Fund’s net assets.

(c)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(d)	Represents less than 0.05% of net assets.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Advisor, acting as Valuation Designee (See Note 2). These securities represented $0 or 0.0% of net assets as of June 30, 2025.

(f)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

15

Baird Chautauqua Global Growth Fund
Summary of Fair Value Disclosure
as of June 30, 2025 (Unaudited)
Baird Chautauqua Global Growth Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$276,052,699	$125,065,955	$—	$401,118,654
Warrants	—	—	—(a)	—(a)
Money Market Funds	9,528,640	—	—	9,528,640
Total Investments	$285,581,339	$125,065,955	$ —(a)	$410,647,294

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)	Amount is less than $0.50.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.
The accompanying notes are an integral part of these financial statements.

16

BAIRD FUNDS, INC.
Statements of Assets and Liabilities
June 30, 2025 (Unaudited)

	Baird Mid Cap Growth Fund	Baird Small/Mid Cap Growth Fund	Baird Equity Opportunity Fund
ASSETS:
Investments, at value (cost $1,141,114,909, $134,120,989, and $66,463,541, respectively)	$1,461,004,678	$154,316,759	$76,220,525
Dividends receivable	488,052	18,789	4,196
Interest receivable	158,990	14,101	4,762
Receivable for investments sold	—	—	76,143
Receivable for Fund shares sold	284,316	200,000	4,654
Prepaid expenses and other assets	40,674	21,572	32,299
Total assets	1,461,976,710	154,571,221	76,342,579
LIABILITIES:
Written option contracts, at value (premiums received $0, $0, and $92,263, respectively)	—	—	41,582
Payable for investments purchased	—	—	76,366
Payable for Fund shares redeemed	4,267,808	94,317	313
Payable to Advisor, net (Note 5)	891,476	87,587	55,052
Payable to Directors	23,039	23,039	23,039
Accrued fund accounting and administration fees	19,489	4,383	4,501
Accrued shareholder servicing fees	109,993	4,051	4,243
Accrued professional fees	16,210	16,266	18,292
Accrued custody fees	3,354	1,181	—
Accrued Rule 12b-1 fees (Note 7)	67,891	744	475
Accrued expenses and other liabilities	32,106	4,564	1,948
Total liabilities	5,431,366	236,132	225,811
NET ASSETS	$ 1,456,545,344	$154,335,089	$76,116,768
NET ASSETS CONSIST OF:
Paid-in capital	$911,553,839	$158,537,375	$60,448,969
Total distributable earnings (accumulated deficit)	544,991,505	(4,202,286)	15,667,799
NET ASSETS	$ 1,456,545,344	$154,335,089	$76,116,768
INSTITUTIONAL CLASS SHARES
Net Assets	$1,325,683,606	$154,171,083	$76,113,667
Shares outstanding ($0.01 par value, unlimited shares authorized)	57,807,785	9,569,873	4,775,238
Net asset value, offering and redemption price per share	$22.93	$16.11	$15.94
INVESTOR CLASS SHARES
Net Assets	$130,861,738	$164,006	$3,101
Shares outstanding ($0.01 par value, unlimited shares authorized)	6,329,910	10,385	197
Net asset value, offering and redemption price per share	$20.67	$15.79	$15.78

The accompanying notes are an integral part of these financial statements.

17

BAIRD FUNDS, INC.
Statements of Assets and Liabilities
June 30, 2025 (Unaudited) (Continued)

	Baird Chautauqua International Growth Fund	Baird Chautauqua Global Growth Fund
ASSETS:
Investments, at value (cost $1,077,487,869 and $293,527,569, respectively)	$1,424,014,400	$410,647,294
Foreign currency, at value (cost $1,362,763 and $940,482, respectively)	1,368,059	956,748
Dividends receivable	1,722,846	392,123
Interest receivable	158,494	31,043
Receivable for Fund shares sold	724,414	157,438
Prepaid expenses and other assets	38,000	22,888
Total assets	1,428,026,213	412,207,534
LIABILITIES:
Payable for Fund shares redeemed	334,592	7,966
Payable to Advisor, net (Note 5)	844,234	237,368
Payable to Directors	23,039	23,039
Accrued fund accounting and administration fees	14,767	7,997
Accrued shareholder servicing fees	45,563	8,310
Accrued professional fees	17,265	17,320
Accrued custody fees	22,917	6,517
Accrued Rule 12b-1 fees (Note 7)	8,824	923
Deferred tax	199,729	144,210
Accrued expenses and other liabilities	27,173	10,349
Total liabilities	1,538,103	463,999
NET ASSETS	$1,426,488,110	$411,743,535
NET ASSETS CONSIST OF:
Paid-in capital	$1,086,907,017	$288,340,291
Total distributable earnings	339,581,093	123,403,244
NET ASSETS	$1,426,488,110	$411,743,535
INSTITUTIONAL CLASS SHARES
Net Assets	$1,409,124,651	$410,719,128
Shares outstanding ($0.01 par value, unlimited shares authorized)	65,821,214	15,816,932
Net asset value, offering and redemption price per share	$21.41	$25.97
INVESTOR CLASS SHARES
Net Assets	$17,363,459	$1,024,407
Shares outstanding ($0.01 par value, unlimited shares authorized)	818,672	39,989
Net asset value, offering and redemption price per share	$21.21	$25.62

The accompanying notes are an integral part of these financial statements.

18

BAIRD FUNDS, INC.
STATEMENTS OF OPERATIONS
Six Months Ended June 30, 2025 (Unaudited)

	Baird Mid Cap Growth Fund	Baird Small/Mid Cap Growth Fund	Baird Equity Opportunity Fund
INVESTMENT INCOME:
Dividends	$5,465,365	$569,874	$144,263
Total investment income	5,465,365	569,874	144,263
EXPENSES:
Investment advisory fees (Note 5)	5,996,538	640,551	459,672
Shareholder servicing fees	336,389	15,754	12,119
Directors fees	44,520	44,520	44,520
Fund accounting and administration fees	58,847	20,263	18,601
Federal and state registration fees	36,415	23,428	23,960
Professional fees	19,793	19,849	21,739
Reports to shareholders	39,414	4,196	3,714
Custody fees	10,140	1,623	8,021
Miscellaneous expenses	1,362	235	215
Rule 12b-1 fees - Investor Class Shares (Note 7)	163,314	558	4
Total expenses	6,706,732	770,977	592,565
Fee waiver by Advisor (Note 5)	—	(44,460)	(132,889)
Net expenses	6,706,732	726,517	459,676
NET INVESTMENT LOSS	(1,241,367)	(156,643)	(315,413)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	196,042,708	(930,316)	4,470,038
Written option contracts	—	—	312,061
Net change in unrealized appreciation/depreciation on:
Investments	(250,730,472)	(11,596,478)	(6,253,063)
Written option contracts	—	—	(60,366)
Net realized and unrealized loss on investments	(54,687,764)	(12,526,794)	(1,531,330)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(55,929,131)	$(12,683,437)	$(1,846,743)

The accompanying notes are an integral part of these financial statements.

19

BAIRD FUNDS, INC.
STATEMENTS OF OPERATIONS
Six Months Ended June 30, 2025 (Unaudited) (Continued)

	Baird Chautauqua International Growth Fund	Baird Chautauqua Global Growth Fund
INVESTMENT INCOME:
Dividends (net of issuance fees and/or foreign taxes withheld of $1,535,264 and $350,892, respectively)	$10,468,399	$2,655,199
Total investment income	10,468,399	2,655,199
EXPENSES:
Investment advisory fees (Note 5)	4,409,114	1,431,809
Shareholder servicing fees	166,208	28,168
Custody fees	75,063	20,607
Directors fees	44,520	44,520
Fund accounting and administration fees	47,162	29,203
Federal and state registration fees	49,819	26,415
Professional fees	20,848	20,903
Reports to shareholders	18,413	4,625
Miscellaneous expenses	8,665	7,807
Rule 12b-1 fees - Investor Class Shares (Note 7)	19,889	1,209
Total expenses	4,859,701	1,615,266
Fee waiver by Advisor (Note 5)	(136,758)	(86,794)
Net expenses	4,722,943	1,528,472
NET INVESTMENT INCOME	5,745,456	1,126,727
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSLATION:
Net realized gain (loss) on:
Investments	17,174,692	6,551,235
Foreign currency transactions	(47,825)	(21,977)
Net change in unrealized appreciation/depreciation on:
Investments	124,076,076	28,935,401
Deferred tax	1,973,284	432,770
Foreign currency translation	68,730	39,775
Net realized and unrealized gain on investments and foreign currency translation	143,244,957	35,937,204
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 148,990,413	$37,063,931

The accompanying notes are an integral part of these financial statements.

20

BAIRD FUNDS, INC.
Statements of Changes in Net Assets

	Baird Mid Cap Growth Fund		Baird Small/Mid Cap Growth Fund
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
OPERATIONS:
Net investment loss	$(1,241,367)	$(2,306,714)	$(156,643)	$(451,236)
Net realized gain (loss) on investments	196,042,708	129,402,428	(930,316)	7,439,860
Net change in unrealized appreciation/depreciation on investments	(250,730,472)	(147,596,140)	(11,596,478)	6,350,905
Net increase (decrease) in net assets resulting from operations	(55,929,131)	(20,500,426)	(12,683,437)	13,339,529
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	108,157,251	311,632,653	7,950,855	28,268,574
Shares issued to holders in reinvestment of distributions	—	71,817,023	—	—
Cost of shares redeemed	(568,915,952)	(838,796,759)	(29,720,695)	(29,504,116)
Net decrease in net assets resulting from capital share transactions	(460,758,701)	(455,347,083)	(21,769,840)	(1,235,542)
DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	—	(74,505,176)	—	—
Investor Class	—	(5,827,772)	—	—
Total distributions to shareholders	—	(80,332,948)	—	—
Total increase (decrease) in net assets	(516,687,832)	(556,180,457)	(34,453,277)	12,103,987
NET ASSETS:
Beginning of period	1,973,233,176	2,529,413,633	188,788,366	176,684,379
End of period	$1,456,545,344	$1,973,233,176	$154,335,089	$188,788,366

The accompanying notes are an integral part of these financial statements.

21

BAIRD FUNDS, INC.
Statements of Changes in Net Assets (Continued)

	Baird Equity Opportunity Fund
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
OPERATIONS:
Net investment loss	$(315,413)	$(564,321)
Net realized gain on investments and written option contracts	4,782,099	5,918,016
Net change in unrealized appreciation/depreciation on investments and written option contracts	(6,313,429)	9,374,826
Net increase (decrease) in net assets resulting from operations	(1,846,743)	14,728,521
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	8,628,557	8,521,629
Shares issued to holders in reinvestment of distributions	—	848,751
Cost of shares redeemed	(6,816,735)	(7,336,847)
Net increase in net assets resulting from capital share transactions	1,811,822	2,033,533
DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	—	(854,131)
Investor Class	—	(36)
Total distributions to shareholders	—	(854,167)
Total increase (decrease) in net assets	(34,921)	15,907,887
NET ASSETS:
Beginning of period	76,151,689	60,243,802
End of period	$76,116,768	$76,151,689

The accompanying notes are an integral part of these financial statements.

22

BAIRD FUNDS, INC.
Statements of Changes in Net Assets (Continued)

	Baird Chautauqua International Growth Fund		Baird Chautauqua Global Growth Fund
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
OPERATIONS:
Net investment income	$5,745,456	$6,355,097	$1,126,727	$1,364,157
Net realized gain (loss) on investments and foreign currency transactions	17,126,867	(9,737,542)	6,529,258	8,581,211
Net change in unrealized appreciation/depreciation on investments, deferred tax, and foreign currency translation	126,118,090	106,610,033	29,407,946	42,761,364
Net increase in net assets resulting from operations	148,990,413	103,227,588	37,063,931	52,706,732
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	357,021,024	241,983,488	24,311,482	24,997,741
Shares issued to holders in reinvestment of distributions	—	5,483,381	—	6,280,277
Cost of shares redeemed	(95,976,670)	(152,035,871)	(17,469,453)	(29,039,911)
Net increase in net assets resulting from capital share transactions	261,044,354	95,430,998	6,842,029	2,238,107
DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	—	(6,149,447)	—	(6,593,481)
Investor Class	—	(62,531)	—	(16,689)
Total distributions to shareholders	—	(6,211,978)	—	(6,610,170)
Total increase in net assets	410,034,767	192,446,608	43,905,960	48,334,669
NET ASSETS:
Beginning of period	1,016,453,343	824,006,735	367,837,575	319,502,906
End of period	$1,426,488,110	$1,016,453,343	$411,743,535	$367,837,575

The accompanying notes are an integral part of these financial statements.

23

Baird Mid Cap Growth Fund
Financial Highlights
Institutional Class

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Per Share Data:
Net asset value, beginning of period	$23.55	$24.69	$21.01	$29.50	$28.17	$22.90
Income from investment operations:
Net investment loss(1)	(0.02)	(0.02)	(0.01)	(0.07)	(0.15)	(0.08)
Net realized and unrealized gains (losses) on investments	(0.60)	(0.15)	4.24	(8.08)	6.30	7.99
Total from investment operations	(0.62)	(0.17)	4.23	(8.15)	6.15	7.91
Less distributions:
Distributions from net realized gains	—	(0.97)	(0.55)	(0.34)	(4.82)	(2.64)
Total distributions	—	(0.97)	(0.55)	(0.34)	(4.82)	(2.64)
Net asset value, end of period	$22.93	$23.55	$24.69	$21.01	$29.50	$28.17
Total return	(2.63)%(2)	(0.90)%	20.17%	(27.64)%	22.51%	34.81%
Supplemental data and ratios:
Net assets, end of period (millions)	$1,325.7	$1,840.7	$2,351.4	$1,762.8	$2,334.3	$2,065.5
Ratio of expenses to average net assets	0.82%(3)	0.81%	0.81%	0.81%	0.80%	0.82%
Ratio of net investment loss to average net assets	(0.13)%(3)	(0.08)%	(0.04)%	(0.29)%	(0.49)%	(0.35)%
Portfolio turnover rate(4)	30%(2)	40%	42%	26%	31%	47%

(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

24

Baird Mid Cap Growth Fund
Financial Highlights
Investor Class

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Per Share Data:
Net asset value, beginning of period	$21.25	$22.43	$19.18	$27.04	$26.22	$21.53
Income from investment operations:
Net investment loss(1)	(0.04)	(0.07)	(0.06)	(0.11)	(0.21)	(0.14)
Net realized and unrealized gains (losses) on investments	(0.54)	(0.14)	3.86	(7.41)	5.85	7.47
Total from investment operations	(0.58)	(0.21)	3.80	(7.52)	5.64	7.33
Less distributions:
Distributions from net realized gains	—	(0.97)	(0.55)	(0.34)	(4.82)	(2.64)
Total distributions	—	(0.97)	(0.55)	(0.34)	(4.82)	(2.64)
Net asset value, end of period	$20.67	$21.25	$22.43	$19.18	$27.04	$26.22
Total return	(2.73)%(2)	(1.17)%	19.86%	(27.82)%	22.25%	34.32%
Supplemental data and ratios:
Net assets, end of period (millions)	$130.9	$132.6	$178.0	$153.6	$233.7	$200.3
Ratio of expenses to average net assets	1.07%(3)	1.06%	1.06%	1.06%	1.05%	1.07%
Ratio of net investment loss to average net assets	(0.38)%(3)	(0.33)%	(0.29)%	(0.54)%	(0.74)%	(0.60)%
Portfolio turnover rate(4)	30%(2)	40%	42%	26%	31%	47%

(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

25

Baird Small/Mid Cap Growth Fund
Financial Highlights
Institutional Class

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Per Share Data:
Net asset value, beginning of period	$17.26	$16.00	$14.43	$19.94	$17.39	$12.26
Income from investment operations:
Net investment loss(1)	(0.01)	(0.04)	(0.03)	(0.05)	(0.12)	(0.06)
Net realized and unrealized gains (losses) on investments	(1.14)	1.30	1.60	(5.36)	3.29	5.52
Total from investment operations	(1.15)	1.26	1.57	(5.41)	3.17	5.46
Less distributions:
Distributions from net realized gains	—	—	—	(0.10)	(0.62)	(0.33)
Total distributions	—	—	—	(0.10)	(0.62)	(0.33)
Net asset value, end of period	$16.11	$17.26	$16.00	$14.43	$19.94	$17.39
Total return	(6.66)%(2)	7.88%	10.88%	(27.14)%	18.42%	44.57%
Supplemental data and ratios:
Net assets, end of period (millions)	$154.2	$188.2	$175.9	$147.1	$164.3	$51.2
Ratio of expenses to average net assets	0.85%(3)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of expenses to average net assets (before waivers)	0.90%(3)	0.93%	0.92%	0.98%	1.00%	1.43%
Ratio of net investment loss to average net assets	(0.18)%(3)	(0.24)%	(0.22)%	(0.33)%	(0.63)%	(0.41)%
Ratio of net investment loss to average net assets (before waivers)	(0.23)%(3)	(0.32)%	(0.29)%	(0.45)%	(0.78)%	(0.99)%
Portfolio turnover rate(4)	34%(2)	78%	48%	39%	50%	65%

(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

26

Baird Small/Mid Cap Growth Fund
Financial Highlights
Investor Class

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Per Share Data:
Net asset value, beginning of period	$16.94	$15.75	$14.24	$19.72	$17.25	$12.21
Income from investment operations:
Net investment loss(1)	(0.03)	(0.08)	(0.07)	(0.09)	(0.17)	(0.09)
Net realized and unrealized gains (losses) on investments	(1.12)	1.27	1.58	(5.29)	3.26	5.46
Total from investment operations	(1.15)	1.19	1.51	(5.38)	3.09	5.37
Less distributions:
Distributions from net realized gains	—	—	—	(0.10)	(0.62)	(0.33)
Total distributions	—	—	—	(0.10)	(0.62)	(0.33)
Net asset value, end of period	$15.79	$16.94	$15.75	$14.24	$19.72	$17.25
Total return	(6.79)%(2)	7.56%	10.60%	(27.29)%	18.10%	43.89%
Supplemental data and ratios:
Net assets, end of period (thousands)	$164.0	$581.8	$826.0	$779.4	$863.7	$661.0
Ratio of expenses to average net assets	1.10%(3)	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of expenses to average net assets (before waivers)	1.15%(3)	1.18%	1.17%	1.23%	1.25%	1.68%
Ratio of net investment loss to average net assets	(0.43)%(3)	(0.49)%	(0.47)%	(0.58)%	(0.88)%	(0.66)%
Ratio of net investment loss to average net assets (before waivers)	(0.48)%(3)	(0.57)%	(0.54)%	(0.70)%	(1.03)%	(1.24)%
Portfolio turnover rate(4)	34%(2)	78%	48%	39%	50%	65%

(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

27

Baird Equity Opportunity Fund
Financial Highlights
Institutional Class

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Per Share Data:
Net asset value, beginning of period	$16.35	$13.33	$11.72	$17.68	$15.56	$15.96
Income from investment operations:
Net investment income (loss)(1)	(0.07)	(0.12)	0.00(2)	(0.09)	0.14	0.03
Net realized and unrealized gains (losses) on investments and written option contracts	(0.34)	3.32	1.61	(1.95)	2.82	0.43(5)
Total from investment operations	(0.41)	3.20	1.61	(2.04)	2.96	0.46
Less distributions:
Distributions from net investment income	—	(0.00) (2)	(0.00)(2)	—	(0.17)	(0.03)
Distributions from net realized gains	—	(0.18)	—	(3.92)	(0.67)	(0.83)
Total distributions	—	(0.18)	(0.00)(2)	(3.92)	(0.84)	(0.86)
Net asset value, end of period	$15.94	$16.35	$13.33	$11.72	$17.68	$15.56
Total return	(2.51)%(3)	24.01%	13.75%	(11.56)%	19.40%	2.85%
Supplemental data and ratios:
Net assets, end of period (millions)	$76.1	$76.1	$60.2	$57.8	$61.0	$30.4
Ratio of expenses to average net assets	1.25%(4)	1.25%	1.25%	1.25%	0.98%(6)	0.95%
Ratio of expenses to average net assets (before waivers)	1.61%(4)	1.73%	1.70%	1.73%	1.53%	1.64%
Ratio of net investment income (loss) to average net assets	(0.86)%(4)	(0.87)%	0.02%	(0.55)%	0.82%	0.21%
Ratio of net investment income (loss) to average net assets (before waivers)	(1.22)%(4)	(1.34)%	(0.43)%	(1.02)%	0.27%	(0.48)%
Portfolio turnover rate(8)	42%(3)	76%	67%	72%	67%(7)	61%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Due to timing of capital share transactions, the per share amount of net realized and unrealized gain (loss) on investments varies from the amounts shown in the Statement of Operations.
(6)	Blended rate. Pursuant to the Expense Cap/Reimbursement Agreement effective December 12, 2021, the expense cap increased to 1.25%. Prior to December 12, 2021, the expense cap was 0.95%.
(7)
The cost of purchases and the proceeds from sales of securities that were incurred by the Fund subsequent to Greenhouse’s appointment as subadvisor to the Baird Equity Opportunity Fund that related to the alignment of the Fund’s portfolio with Greenhouse’s investment style are excluded from the portfolio turnover rate calculation. If such amounts had not been excluded, the portfolio turnover rate would have been 189% for the year ended December 31, 2021.

(8)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

28

Baird Equity Opportunity Fund
Financial Highlights
Investor Class

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Per Share Data:
Net asset value, beginning of period	$16.19	$13.23	$11.65	$17.65	$15.52	$15.97
Income from investment operations:
Net investment income (loss)(1)	(0.08)	(0.16)	(0.03)	(0.13)	0.10	(0.01)
Net realized and unrealized gains (losses) on investments and written option contracts	(0.33)	3.30	1.61	(1.95)	2.83	0.42(5)
Total from investment operations	(0.41)	3.14	1.58	(2.08)	2.93	0.41
Less distributions:
Distributions from net investment income	—	(0.00) (2)	—	—	(0.13)	(0.03)
Distributions from net realized gains	—	(0.18)	—	(3.92)	(0.67)	(0.83)
Total distributions	—	(0.18)	—	(3.92)	(0.80)	(0.86)
Net asset value, end of period	$15.78	$16.19	$13.23	$11.65	$17.65	$15.52
Total return	(2.53)%(3)	23.72%	13.56%	(11.77)%	19.16%	2.54%
Supplemental data and ratios:
Net assets, end of period (thousands)	$3.1	$3.2	$2.6	$2.3	$2.6	$295.7
Ratio of expenses to average net assets	1.50%(4)	1.50%	1.50%	1.50%	1.23%(6)	1.20%
Ratio of expenses to average net assets (before waivers)	1.86%(4)	1.98%	1.95%	1.98%	1.78%	1.89%
Ratio of net investment income (loss) to average net assets	(1.11)%(4)	(1.12)%	(0.23)%	(0.80)%	0.57%	(0.04)%
Ratio of net investment income (loss) to average net assets (before waivers)	(1.47)%(4)	(1.59)%	(0.68)%	(1.27)%	0.02%	(0.73)%
Portfolio turnover rate(8)	42%(3)	76%	67%	72%	67%(7)	61%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Due to timing of capital share transactions, the per share amount of net realized and unrealized gain (loss) on investments varies from the amounts shown in the Statement of Operations.
(6)	Blended rate. Pursuant to the Expense Cap/Reimbursement Agreement effective December 12, 2021, the expense cap increased to 1.50%. Prior to December 12, 2021, the expense cap was 1.20%.
(7)
The cost of purchases and proceeds from sales of securities that were incurred by the Fund subsequent to Greenhouse’s appointment as subadvisor to the Baird Equity Opportunity Fund that related to the alignment of the Fund's portfolio with Greenhouse’s investment style are excluded from the portfolio turnover rate calculation. If such amounts had not been excluded, the portfolio turnover rate would have been 189% for the year ended December 31, 2021.

(8)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

29

Baird Chautauqua International Growth Fund
Financial Highlights
Institutional Class

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Per Share Data:
Net asset value, beginning of period	$18.90	$17.04	$15.19	$18.65	$17.51	$12.62
Income from investment operations:
Net investment income(1)	0.10	0.12	0.13	0.06	0.04	0.01
Net realized and unrealized gains (losses) on investments and foreign currency translation	2.41	1.86	1.76	(3.38)	1.19	5.00
Total from investment operations	2.51	1.98	1.89	(3.32)	1.23	5.01
Less distributions:
Distributions from net investment income	—	(0.12)	(0.04)	(0.03)	(0.09)	(0.12)
Distributions from net realized gains	—	—	—	(0.11)	—	—
Total distributions	—	(0.12)	(0.04)	(0.14)	(0.09)	(0.12)
Paid in capital from redemption fees(2)	—	—	—	—	0.00(3)	0.00(3)
Net asset value, end of period	$21.41	$18.90	$17.04	$15.19	$18.65	$17.51
Total return	13.28%(4)	11.59%	12.41%	(17.84)%	6.90%	39.84%
Supplemental data and ratios:
Net assets, end of period (millions)	$1,409.1	$1,002.2	$808.4	$479.1	$468.2	$321.8
Ratio of expenses to average net assets	0.80%(5)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of expenses to average net assets (before waivers)	0.82%(5)	0.84%	0.86%	0.87%	0.86%	0.90%
Ratio of net investment income to average net assets	0.98%(5)	0.67%	0.78%	0.37%	0.20%	0.07%
Ratio of net investment income (loss) to average net assets (before waivers)	0.96%(5)	0.62%	0.73%	0.31%	0.14%	(0.03)%
Portfolio turnover rate(6)	8%(4)	18%	12%	23%	14%	31%

(1)	Calculated using average shares outstanding during the period.
(2)	Effective December 1, 2021, the Fund eliminated the 2.00% redemption fee charged on amounts redeemed for shares held 90 days or less.
(3)	Amount is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

30

Baird Chautauqua International Growth Fund
Financial Highlights
Investor Class

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Per Share Data:
Net asset value, beginning of period	$18.75	$16.92	$15.11	$18.58	$17.48	$12.60
Income from investment operations:
Net investment income (loss)(1)	0.07	0.08	0.09	0.02	(0.01)	(0.02)
Net realized and unrealized gains (losses) on investments and foreign currency translation	2.39	1.83	1.75	(3.37)	1.20	4.95(2)
Total from investment operations	2.46	1.91	1.84	(3.35)	1.19	4.93
Less distributions:
Distributions from net investment income	—	(0.08)	(0.03)	(0.01)	(0.09)	(0.05)
Distributions from net realized gains	—	—	—	(0.11)	—	—
Total distributions	—	(0.08)	(0.03)	(0.12)	(0.09)	(0.05)
Paid in capital from redemption fees(3)	—	—	—	—	0.00(4)	0.00(4)
Net asset value, end of period	$21.21	$18.75	$16.92	$15.11	$18.58	$17.48
Total return	13.12%(5)	11.30%	12.15%	(18.03)%	6.62%	39.37%
Supplemental data and ratios:
Net assets, end of period (thousands)	$17,363.5	$14,297.0	$15,656.4	$13,993.5	$608.0	$697.4
Ratio of expenses to average net assets	1.05%(6)	1.05%	1.05%	1.05%	1.05%	1.05%
Ratio of expenses to average net assets (before waivers)	1.07%(6)	1.09%	1.11%	1.12%	1.11%	1.15%
Ratio of net investment income (loss) to average net assets	0.73%(6)	0.42%	0.53%	0.12%	(0.05)%	(0.18)%
Ratio of net investment income (loss) to average net assets (before waivers)	0.71%(6)	0.37%	0.48%	0.06%	(0.11)%	(0.28)%
Portfolio turnover rate(7)	8%(5)	18%	12%	23%	14%	31%

(1)	Calculated using average shares outstanding during the period.
(2)	Due to timing of capital share transactions, the per share amount of net realized and unrealized gain (loss) on investments varies from the amounts shown in the Statement of Operations.
(3)	Effective December 1, 2021, the Fund eliminated the 2.00% redemption fee charged on amounts redeemed for shares held 90 days or less.
(4)	Amount is less than $0.005.
(5)	Not annualized.
(6)	Annualized.
(7)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

31

Baird Chautauqua Global Growth Fund
Financial Highlights
Institutional Class

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Per Share Data:
Net asset value, beginning of period	$23.63	$20.67	$17.84	$22.36	$19.85	$14.47
Income from investment operations:
Net investment income (loss)(1)	0.07	0.09	0.11	0.04	0.00(2)	(0.03)
Net realized and unrealized gains (losses) on investments and foreign currency translation	2.27	3.30	2.81	(4.54)	2.59	5.49
Total from investment operations	2.34	3.39	2.92	(4.50)	2.59	5.46
Less distributions:
Distributions from net investment income	—	(0.07)	(0.09)	—	(0.08)	(0.09)
Distributions from net realized gains	—	(0.36)	—	(0.02)	—	—
Total distributions	—	(0.43)	(0.09)	(0.02)	(0.08)	(0.09)
Paid in capital from redemption fees(3)	—	—	—	—	0.00(2)	0.01
Net asset value, end of period	$25.97	$23.63	$20.67	$17.84	$22.36	$19.85
Total return	9.90%(4)	16.32%	16.34%	(20.11)%	12.93%	37.97%
Supplemental data and ratios:
Net assets, end of period (millions)	$410.7	$366.8	$318.5	$264.9	$314.7	$137.3
Ratio of expenses to average net assets	0.80%(5)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of expenses to average net assets (before waivers)	0.85%(5)	0.86%	0.88%	0.92%	0.92%	1.04%
Ratio of net investment income (loss) to average net assets	0.59%(5)	0.38%	0.54%	0.20%	0.01%	(0.17)%
Ratio of net investment income (loss) to average net assets (before waivers)	0.55%(5)	0.32%	0.46%	0.09%	(0.11)%	(0.41)%
Portfolio turnover rate(6)	9%(4)	15%	14%	12%	13%	24%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Effective December 1, 2021, the Fund eliminated the 2.00% redemption fee charged on amounts redeemed for shares held 90 days or less.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

32

Baird Chautauqua Global Growth Fund
Financial Highlights
Investor Class

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Per Share Data:
Net asset value, beginning of period	$23.34	$20.44	$17.65	$22.18	$19.74	$14.36
Income from investment operations:
Net investment income (loss)(1)	0.04	0.03	0.06	(0.01)	(0.05)	(0.06)
Net realized and unrealized gains (losses) on investments and foreign currency translation	2.24	3.27	2.77	(4.50)	2.57	5.44
Total from investment operations	2.28	3.30	2.83	(4.51)	2.52	5.38
Less distributions:
Distributions from net investment income	—	(0.04)	(0.04)	—	(0.08)	(0.05)
Distributions from net realized gains	—	(0.36)	—	(0.02)	—	—
Total distributions	—	(0.40)	(0.04)	(0.02)	(0.08)	(0.05)
Paid in capital from redemption fees(3)	—	—	—	—	0.00(2)	0.05
Net asset value, end of period	$25.62	$23.34	$20.44	$17.65	$22.18	$19.74
Total return	9.77%(4)	16.07%	16.01%	(20.32)%	12.64%	37.94%
Supplemental data and ratios:
Net assets, end of period (thousands)	$1,024.4	$989.4	$1,037.9	$931.8	$1,590.1	$1,676.7
Ratio of expenses to average net assets	1.05%(5)	1.05%	1.05%	1.05%	1.05%	1.05%
Ratio of expenses to average net assets (before waivers)	1.10%(5)	1.11%	1.13%	1.17%	1.17%	1.29%
Ratio of net investment income (loss) to average net assets	0.34%(5)	0.13%	0.29%	(0.05)%	(0.24)%	(0.42)%
Ratio of net investment income (loss) to average net assets (before waivers)	0.30%(5)	0.07%	0.21%	(0.16)%	(0.36)%	(0.66)%
Portfolio turnover rate(6)	9%(4)	15%	14%	12%	13%	24%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Effective December 1, 2021, the Fund eliminated the 2.00% redemption fee charged on amounts redeemed for shares held 90 days or less.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

33

BAIRD FUNDS, INC.
Notes to the Financial Statements
June 30, 2025 (Unaudited)
1. ORGANIZATION
Baird Funds, Inc. (the “Company”) was incorporated on June 9, 2000, as a Wisconsin corporation and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The accompanying financial statements include the Baird Mid Cap Growth Fund, the Baird Small/Mid Cap Growth Fund, the Baird Equity Opportunity Fund, the Baird Chautauqua International Growth Fund and the Baird Chautauqua Global Growth Fund (each, a “Fund,” and collectively, the “Funds”), five of the fifteen active funds in the series comprising the Company. Pursuant to the 1940 Act, the Funds are “diversified” series of the Company except for the Baird Equity Opportunity Fund, which is a non-diversified fund. The investment advisor to the Funds is Robert W. Baird & Co. Incorporated (“Baird” or the “Advisor”). The investment subadvisor to the Baird Equity Opportunity Fund is Greenhouse Funds LLLP (“Greenhouse” or the “Subadvisor”).
The following table presents the class-specific inception dates for each of the Funds:

Inception Date
Fund	Institutional Class	Investor Class
Baird Mid Cap Growth Fund .	December 29, 2000	December 29, 2000
Baird Small/Mid Cap Growth Fund .	October 31, 2018	October 31, 2018
Baird Equity Opportunity Fund .	May 1, 2012	May 1, 2012
Baird Chautauqua International Growth Fund .	April 15, 2016	April 15, 2016
Baird Chautauqua Global Growth Fund .	April 15, 2016	April 15, 2016

Institutional Class shares are not subject to a distribution and service (12b-1) fee, while Investor Class shares are subject to a distribution and service (12b-1) fee up to 0.25%. See Note 7.
The Baird Mid Cap Growth Fund seeks to provide long-term growth of capital through investments in equity securities of mid-capitalization companies.
The Baird Small/Mid Cap Growth Fund seeks to provide long-term growth of capital through investments in equity securities of small- and mid-capitalization companies.
The Baird Equity Opportunity Fund seeks to provide long-term capital appreciation through investments in equity securities of small- and medium-capitalization companies.
The Baird Chautauqua International Growth Fund seeks to provide long-term capital appreciation. The Fund invests primarily in equity securities of non-U.S. companies with medium to large market capitalizations.
The Baird Chautauqua Global Growth Fund seeks to provide long-term capital appreciation. The Fund invests primarily in equity securities of both U.S. and non-U.S. companies with medium to large market capitalizations.
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2025, the Advisor, in its capacity as sponsor of the Baird Profit Sharing & Savings Plan and the Baird Non-Qualified Compensation Plan, and the Baird Foundation, an entity related to the Advisor, on a combined basis, owned a controlling ownership in the Baird Equity Opportunity Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and therefore follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
a)
Investment Valuation – Section 2(a)(41) of the 1940 Act, together with the rules and interpretations of the U.S. Securities and Exchange Commission (the “SEC”), require the Funds, in computing net asset value (“NAV”), to value their portfolio securities using market quotations when they are “readily available.” When

34

BAIRD FUNDS, INC.
Notes to the Financial Statements
June 30, 2025 (Unaudited) (Continued)
market quotations are not readily available (e.g., because there is no regular market quotation for such securities), the securities are valued at fair value using methods determined by the Advisor as the Valuation Designee of the Board of Directors of the Company (the “Board”) in accordance with policies and procedures adopted pursuant to Rule 2a-5 of the 1940 Act, as discussed further below. Per GAAP, the “fair value” of a security means the price that would be received to sell a security in an orderly transaction between market participants at the measurement date.
The Funds determine the fair value of their investments and compute their NAV per share as of the close of regular trading of the New York Stock Exchange (generally, 4:00 p.m. ET).
Consistent with Section 2(a)(41) of the 1940 Act, the Funds price their securities as follows: equity securities, including common stocks, ETFs and closed end funds, that are listed on a securities exchange (other than NASDAQ) are valued at the last quoted sales price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities that were not traded on the valuation date, as well as stocks that are not listed on an exchange, including NASDAQ, are valued at the average of the current bid and ask price. Debt securities are valued at their evaluated bid prices as provided by an independent pricing service based on various market inputs such as benchmark yields, market transactions and dealer quotations. Investments in mutual funds, including money market funds, are valued at their stated NAV. Other assets and securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor in accordance with the Funds’ fair value procedures pursuant to Rule 2a-5 of the 1940 Act. In accordance with such procedures, the Advisor may, under certain circumstances, use alternative valuation methodologies, such as broker quotes. If prices are unavailable or deemed to be unreliable, fair value will be determined by the Advisor, subject to the oversight of the Board. The Advisor, as Valuation Designee, has further designated its valuation committee to be responsible for fair value determinations. In determining fair value, the valuation committee takes into account factors deemed relevant by the valuation committee and available information. Consequently, the price of the security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value. As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine. The prices determined for any individual security on any given day may vary significantly from the amount that can be obtained in an actual sale of that security, and a Fund’s NAV may fluctuate significantly from day to day or from period to period.
Put and call options will be valued at the last sale price or, in the absence of such a price, at the mean between bid and asked prices. See Note 2(d) for additional information regarding financial derivative instruments.
The Baird Chautauqua International Growth, Baird Chautauqua Global Growth, and Baird Equity Opportunity Funds have retained an independent fair value pricing service to assist in valuing foreign securities traded on a foreign exchange in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the Funds calculate their NAVs. The fair value pricing service uses statistical data based on historical performance of securities and markets, and other data in developing factors used to estimate fair value for that day. Occasionally, significant events that affect these values and exchange rates may occur after the close of the exchange on which such securities are traded. If such events materially affect the value of a Fund’s securities, these securities may be valued at their fair value pursuant to the Funds’ fair value procedures.
b)
Foreign Securities – The Baird Mid Cap Growth Fund and Baird Small/Mid Cap Growth Fund may invest in common stocks, ADRs or other depositary shares or receipts, or ordinary shares of publicly-traded foreign issuers, and ADRs that are traded on a major U.S. exchange. The Baird Equity Opportunity Fund, Baird Chautauqua International Growth Fund, and Baird Chautauqua Global Growth Fund may invest in common stocks, preferred stocks, depositary shares and receipts, rights, warrants and ETFs of non-U.S. companies. Investing in securities of foreign companies and foreign governments involves special risks and

35

BAIRD FUNDS, INC.
Notes to the Financial Statements
June 30, 2025 (Unaudited) (Continued)
considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include foreign currency fluctuations and adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.
c)
Foreign Currency Translation – Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. When a Fund purchases or sells a foreign security, it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transaction. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held nor currency gains or losses realized between the trade and settlement dates on securities transactions. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gain (loss) on foreign currency transactions include those gains and losses arising from the sale of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, the differences between the amounts of dividends, and foreign withholding taxes recorded on a Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on investments includes changes in the value of investments resulting from exchange rates.

d)
Financial Derivatives Instruments – Financial derivatives instruments, such as option contracts, derive their value from the performance of an underlying asset or index. The Baird Equity Opportunity Fund (the “Fund”) may purchase and sell (write) put options and call options on securities or indices in standardized contracts listed on securities exchanges. The Fund may also purchase and sell (write) over-the-counter (“OTC”) put options and call options. The Fund qualifies as a “limited derivatives user” under Rule 18f-4 of the 1940 Act.

A call option gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security or index at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A put option gives the purchaser the right to sell the underlying security or index at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security or index. In contrast to an option on a particular security, an option on an index provides the holder with the right to make or receive a cash settlement upon exercise of the option. The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple.
Writing Put and Call Options
As the writer of a put option, the Fund has a risk of loss should the underlying reference instrument decline in value. If the value of the underlying reference instrument declines below the exercise price of the put option and the put option is exercised, the Fund, as the writer of the put option, will be required to buy the instrument at the exercise price, which will exceed the market value of the underlying reference instrument at that time. The Fund will incur a loss to the extent that the current market value of the underlying reference instrument is less than the exercise price of the put option. However, the loss will be offset in part by the premium received from the buyer of the put. If a put option written by the Fund expires unexercised, the Fund will realize a gain in the amount of the premium received.
By writing a call option on a security, the Fund foregoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price except insofar as the premium represents such a profit, and it is not able to sell the underlying security until the option expires or is exercised or the Fund effects a closing purchase transaction by purchasing an option of the same series. Except to the extent that a written call option on an index is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of securities held by the Fund during the period the option was outstanding.

36

BAIRD FUNDS, INC.
Notes to the Financial Statements
June 30, 2025 (Unaudited) (Continued)
If a call option on a security is exercised, the Fund may deliver the underlying security held by the Fund or purchase the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received, and the Fund will realize a gain or loss.
At June 30, 2025, the Baird Equity Opportunity Fund pledged securities with a fair value of $4,221,180 as collateral for option contracts. See the Fund’s Schedule of Investments for the securities pledged as collateral.
e)
Income Tax Status – The Funds qualify and intend to continue to qualify as regulated investment companies as provided in Subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax expense to the Funds. Therefore, no federal income or excise tax provision is recorded.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the year ended December 31, 2024, or for any other tax years which are open for exam. As of December 31, 2024, open tax years include the tax years ended December 31, 2021 through 2024. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as interest expense and other expense, respectively, in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.
f)
Allocation of Income and Expenses – Each Fund is charged for those expenses directly attributable to it. Expenses directly attributable to a class of shares, such as Rule 12b-1 distribution fees, are charged to that class of shares. Income, expenses and realized and unrealized gains and losses are allocated to the classes based on their respective net assets. Expenses that are not directly attributable to a Fund are allocated among the Funds in the series in proportion to their respective assets or are divided equally amongst the Funds.

g)
Shareholder Transactions and Distributions – Shareholder transactions are recorded on trade date. Dividends from net investment income, if any, are declared and paid annually. Distributions of net realized capital gains, if any, are declared and paid at least annually. All distributions to shareholders are recorded on the ex-dividend date. The book basis character of distributions may differ from their ultimate characterization for Federal income tax purposes. GAAP requires that permanent financial reporting and tax differences be reclassified in the capital accounts.

h)
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

i)
Securities Transactions and Investment Income – The Funds determine the gain or loss realized from investment transactions using the identified cost basis. For financial reporting purposes, investment transactions are recorded on the trade date. When a capital gain tax is determined to apply, the Funds may record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date. Dividend income is recognized on the ex-dividend date net of withholding taxes, if any, and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been accounted for in accordance with the Funds’ interpretation of applicable tax laws of the countries in which they invest. Distributions received from underlying investments in real estate investment trusts (“REITs”) may be classified as dividends, capital gains or return of capital.

j)
Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown and would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds would expect the risk of loss to be low.

37

BAIRD FUNDS, INC.
Notes to the Financial Statements
June 30, 2025 (Unaudited) (Continued)
(k)
Segment Reporting – Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Advisor, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

3. CAPITAL SHARE TRANSACTIONS
The following table summarizes the capital share transactions of each Fund for the past two fiscal periods:
Baird Mid Cap Growth Fund

	Six Months Ended June 30, 2025		Year Ended December 31, 2024
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	3,856,585	$86,196,095	11,882,999	$289,699,737
Shares issued to shareholders in reinvestment of distributions	—	—	2,657,298	66,113,574
Shares redeemed	(24,222,645)	(549,865,302)	(31,594,540)	(773,639,184)
Net decrease	(20,366,060)	$(463,669,207)	(17,054,243)	$(417,825,873)
Shares Outstanding:
Beginning of period	78,173,845		95,228,088
End of period	57,807,785		78,173,845

	Six Months Ended June 30, 2025		Year Ended December 31, 2024
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	1,039,932	$21,961,156	975,630	$21,932,916
Shares issued to shareholders in reinvestment of distributions	—	—	253,938	5,703,449
Shares redeemed	(947,505)	(19,050,650)	(2,927,311)	(65,157,575)
Net increase (decrease)	92,427	$2,910,506	(1,697,743)	$(37,521,210)
Shares Outstanding:
Beginning of period	6,237,483		7,935,226
End of period	6,329,910		6,237,483
Total net decrease		$(460,758,701)		$(455,347,083)

Baird Small/Mid Cap Growth Fund

	Six Months Ended June 30, 2025		Year Ended December 31, 2024
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	490,181	$7,947,255	1,742,754	$28,256,174
Shares issued to shareholders in reinvestment of distributions	—	—	—	—
Shares redeemed	(1,825,382)	(29,343,565)	(1,831,236)	(29,209,149)
Net decrease	(1,335,201)	$(21,396,310)	(88,482)	$(952,975)
Shares Outstanding:
Beginning of period	10,905,074		10,993,556
End of period	9,569,873		10,905,074

38

BAIRD FUNDS, INC.
Notes to the Financial Statements
June 30, 2025 (Unaudited) (Continued)

	Six Months Ended June 30, 2025		Year Ended December 31, 2024
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	227	$3,600	766	$12,400
Shares issued to shareholders in reinvestment of distributions	—	—	—	—
Shares redeemed	(24,178)	(377,130)	(18,890)	(294,967)
Net decrease	(23,951)	$(373,530)	(18,124)	$(282,567)
Shares Outstanding:
Beginning of period	34,336		52,460
End of period	10,385		34,336
Total net decrease		$(21,769,840)		$(1,235,542)

Baird Equity Opportunity Fund

	Six Months Ended June 30, 2025		Year Ended December 31, 2024
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	565,992	$8,628,557	608,423	$8,521,629
Shares issued to shareholders in reinvestment of distributions	—	—	50,362	848,715
Shares redeemed	(449,188)	(6,816,735)	(519,735)	(7,336,847)
Net increase	116,804	$1,811,822	139,050	$2,033,497
Shares Outstanding:
Beginning of period	4,658,434		4,519,384
End of period	4,775,238		4,658,434

	Six Months Ended June 30, 2025		Year Ended December 31, 2024
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued to shareholders in reinvestment of distributions	—	—	3	36
Shares redeemed	—	—	—	—
Net increase	—	$—	3	$36
Shares Outstanding:
Beginning of period	197		194
End of period	197		197
Total net increase		$1,811,822		$2,033,533

39

BAIRD FUNDS, INC.
Notes to the Financial Statements
June 30, 2025 (Unaudited) (Continued)
Baird Chautauqua International Growth Fund

	Six Months Ended June 30, 2025		Year Ended December 31, 2024
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	17,531,914	$355,046,377	13,261,166	$240,354,905
Shares issued to shareholders in reinvestment of distributions	—	—	283,820	5,420,961
Shares redeemed	(4,732,756)	(95,108,735)	(7,962,485)	(147,422,328)
Net increase	12,799,158	$259,937,642	5,582,501	$98,353,538
Shares Outstanding:
Beginning of period	53,022,056		47,439,555
End of period	65,821,214		53,022,056

	Six Months Ended June 30, 2025		Year Ended December 31, 2024
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	98,910	$1,974,647	88,556	$1,628,583
Shares issued to shareholders in reinvestment of distributions	—	—	3,294	62,420
Shares redeemed	(42,831)	(867,935)	(254,842)	(4,613,543)
Net increase (decrease)	56,079	$1,106,712	(162,992)	$(2,922,540)
Shares Outstanding:
Beginning of period	762,593		925,585
End of period	818,672		762,593
Total net increase		$261,044,354		$95,430,998

Baird Chautauqua Global Growth Fund

	Six Months Ended June 30, 2025		Year Ended December 31, 2024
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	995,249	$24,238,585	1,087,000	$24,866,962
Shares issued to shareholders in reinvestment of distributions	—	—	253,813	6,264,114
Shares redeemed	(701,525)	(17,339,124)	(1,227,474)	(28,708,652)
Net increase	293,724	$6,899,461	113,339	$2,422,424
Shares Outstanding:
Beginning of period	15,523,208		15,409,869
End of period	15,816,932		15,523,208

40

BAIRD FUNDS, INC.
Notes to the Financial Statements
June 30, 2025 (Unaudited) (Continued)

	Six Months Ended June 30, 2025		Year Ended December 31, 2024
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	3,040	$72,897	5,580	$130,779
Shares issued to shareholders in reinvestment of distributions	—	—	662	16,163
Shares redeemed	(5,436)	(130,329)	(14,625)	(331,259)
Net decrease	(2,396)	$(57,432)	(8,383)	$(184,317)
Shares Outstanding:
Beginning of period	42,385		50,768
End of period	39,989		42,385
Total net increase		$6,842,029		$2,238,107

4. Investment Transactions and Income Tax Information
During the six months ended June 30, 2025, purchases and sales of investment securities (excluding short-term investments) were as follows:

	Baird Mid Cap Growth Fund	Baird Small/Mid Cap Growth Fund	Baird Equity Opportunity Fund	Baird Chautauqua International Growth Fund	Baird Chautauqua Global Growth Fund
Purchases:	$475,909,888	$57,100,858	$34,628,995	$346,021,760	$37,835,283
Sales:	925,339,796	78,189,019	29,928,328	95,836,388	32,284,239

The Funds did not purchase or sell U.S. Government securities during the six months ended June 30, 2025.
As of December 31, 2024, the components of accumulated earnings (accumulated losses) for income tax purposes were as follows:

	Baird Mid Cap Growth Fund	Baird Small/Mid Cap Growth Fund	Baird Equity Opportunity Fund	Baird Chautauqua International Growth Fund	Baird Chautauqua Global Growth Fund
Cost of investments	$1,410,794,497	$157,826,538	$60,968,696	$812,068,129	$282,326,738
Gross unrealized appreciation	600,447,259	36,682,569	18,587,770	281,114,483	116,665,434
Gross unrealized depreciation	(35,389,379)	(5,584,515)	(3,496,939)	(79,746,491)	(31,873,959)
Net unrealized appreciation	565,057,880	31,098,054	15,090,831	201,367,992	84,791,475
Undistributed ordinary income	6,707,370	—	2,312,665	4,375,192	889,526
Undistributed long-term capital gains	29,155,386	—	—	—	671,627
Distributable earnings	35,862,756	—	2,312,665	4,375,192	1,561,153
Other accumulated gains (losses)	—	(22,616,903)	111,046	(15,152,504)	(13,315)
Total distributable earnings	$600,920,636	$8,481,151	$17,514,542	$190,590,680	$86,339,313

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and mark-to-market on passive foreign investment companies.
Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications are primarily due to differing treatments for equalization accounting for tax purposes and net operating losses. These reclassifications have no effect on net assets or NAV per share.

41

BAIRD FUNDS, INC.
Notes to the Financial Statements
June 30, 2025 (Unaudited) (Continued)
For the year ended December 31, 2024, the following table shows the reclassifications made:

Fund	Total Distributable Earnings	Paid-in Capital
Baird Mid Cap Growth Fund	$(8,103,547)	$8,103,547
Baird Small/Mid Cap Growth Fund	466,953	(466,953)
Baird Chautauqua Global Growth Fund	(213,435)	213,435

Distributions to Shareholders
Each Fund generally pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.
During the six months ended June 30, 2025, the Funds did not pay any distributions. The tax components of distributions paid during the year shown below were as follows:

	Year Ended December 31, 2024
Fund	Ordinary Income	Long-Term Capital Gains	Total
Baird Mid Cap Growth Fund	$—	$80,332,948	$80,332,948
Baird Equity Opportunity Fund	195,277	658,890	854,167
Baird Chautauqua International Growth Fund	6,211,978	—	6,211,978
Baird Chautauqua Global Growth Fund	1,087,467	5,522,703	6,610,170

The Funds in the table above designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended December 31, 2024.
At December 31, 2024, no Funds deferred, on a tax basis, qualified late year losses.
At December 31, 2024, accumulated capital loss carryovers without expiration were:

	Capital Loss Carryover		Year of Expiration
Fund	Short-term	Long-term	Short-term	Long-term
Baird Small/Mid Cap Growth Fund	$19,477,532	$3,139,371	Indefinitely	Indefinitely
Baird Chautauqua International Growth Fund	769,216	14,362,424	Indefinitely	Indefinitely

During the year ended December 31, 2024, the Funds utilized capital loss carryovers as follows:

	Capital Loss Carryover Utilized
Fund	Short-term	Long-term
Baird Small/Mid Cap Growth Fund	$—	$12,379,945
Baird Equity Opportunity Fund	1,549,548	311,492
Baird Chautauqua International Growth Fund	2,255,593	—
Baird Chautauqua Global Growth Fund	641,323	1,413,051

42

BAIRD FUNDS, INC.
Notes to the Financial Statements
June 30, 2025 (Unaudited) (Continued)
5. INVESTMENT ADVISORY AND OTHER AGREEMENTS
The Funds have entered into Investment Advisory Agreements with Baird for the provision of investment advisory services. In addition, Baird has entered into a Subadvisory Agreement with Greenhouse related to the Baird Equity Opportunity Fund. Pursuant to the Investment Advisory Agreements, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rates as follows:

Fund	Investment Advisory Fees
Baird Mid Cap Growth Fund	0.75%
Baird Small/Mid Cap Growth Fund	0.75%
Baird Equity Opportunity Fund	1.25%
Baird Chautauqua International Growth Fund	0.75%
Baird Chautauqua Global Growth Fund	0.75%

Under the Subadvisory Agreement, Baird is obligated to pay Greenhouse its subadvisory fee out of the advisory fee paid to Baird by the Baird Equity Opportunity Fund.
The Advisor has contractually agreed to waive its investment advisory fee and/or reimburse the Funds’ operating expenses, to the extent necessary to ensure that total operating expenses, including the fees and expenses incurred by the Funds in connection with the Funds’ investments in other investment companies (to the extent, in the aggregate, such fees and expenses on an annual basis exceed 0.0049% of the Fund’s average daily net assets) and interest expense, but excluding taxes, brokerage commissions and extraordinary expenses, do not exceed the following annual percentages of the average daily net assets attributable to the Funds’ Institutional Class and Investor Class shares:

Fund	Institutional Class	Investor Class
Baird Mid Cap Growth Fund	0.85%	1.10%
Baird Small/Mid Cap Growth Fund	0.85%	1.10%
Baird Equity Opportunity Fund	1.25%	1.50%
Baird Chautauqua International Growth Fund	0.80%	1.05%
Baird Chautauqua Global Growth Fund	0.80%	1.05%

The Expense Cap/Reimbursement Agreements are in effect through at least April 30, 2026 for all Funds.
To the extent that the Advisor reimburses or absorbs fees and expenses, it may seek payment of such amounts for three years after the date in which expenses were reimbursed or absorbed for the Baird Mid Cap Growth Fund, the Baird Small/Mid Cap Growth Fund, the Baird Chautauqua International Growth Fund and the Baird Chautauqua Global Growth Fund. A Fund will make no such payment, however, if its total annual operating expenses exceed the expense limits in effect at the time the expenses were reimbursed or at the time these payments are proposed.

	Six Months Ended June 30,	Fiscal Year Ended December 31,
Recoverable amounts reimbursed during:	2025	2024	2023	2022
Subject to recovery on or before:	2028	2027	2026	2025
Fund
Baird Small/Mid Cap Growth Fund	$44,460	$134,659	$115,155	$91,931
Baird Chautauqua International Growth Fund	136,758	416,113	357,653	190,813
Baird Chautauqua Global Growth Fund	86,794	219,751	243,392	160,188

43

BAIRD FUNDS, INC.
Notes to the Financial Statements
June 30, 2025 (Unaudited) (Continued)
The Advisor is not entitled to recoup any fees waived and/or expenses reimbursed by the Baird Equity Opportunity Fund under the Expense Cap/Reimbursement Agreement or under prior agreements. For the six months ended June 30, 2025, the Advisor waived the following amount pursuant to the Expense Cap/Reimbursement Agreement between the Advisor and the Company on behalf of the Baird Equity Opportunity Fund:

Fund	Waived Amount
Baird Equity Opportunity Fund	$132,889

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, serves as transfer agent, administrator, and accounting services agent for the Funds. U.S. Bank, N.A. (“U.S. Bank”) serves as custodian for the Funds.
Robert W. Baird & Co. Incorporated (the “Distributor”) is the sole distributor of the Funds pursuant to a distribution agreement.
No commissions were earned by the Distributor for services rendered as a registered broker-dealer in securities transactions for the Funds for the six months ended June 30, 2025.
Certain officers and employees of the Advisor are also officers and a director of the Funds.
6. LINE OF CREDIT
The Company maintains an uncommitted line of credit (“LOC”) with U.S. Bank to provide the fifteen Funds comprising the Company a temporary liquidity source to meet unanticipated redemptions or other permissible borrowing needs. The LOC is unsecured at all times and is subject to certain restrictions and covenants. Under the terms of the LOC, borrowings for each Fund are limited to one third of the total eligible net assets (including the amount borrowed) of the respective Fund, or $1,250,000,000 of total borrowings for the Funds comprising the Company, whichever is less. U.S. Bank charges annualized interest at the greater of 1.00% and the Prime Rate minus 2.00%. As of June 30, 2025, the Prime Rate was 7.50%. The LOC matures on June 29, 2026, unless renewed. The Company has authorized U.S. Bank to charge any of the accounts of the borrowing Fund subject to the agreement for any missed payments.
No borrowings occurred for the Funds during the six months ended June 30, 2025 nor were any borrowings outstanding for the Funds under the LOC as of June 30, 2025.
7. DISTRIBUTION AND SHAREHOLDER SERVICE PLAN
The Funds have adopted a distribution and shareholder service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan allows the Funds to compensate the Distributor for the costs incurred in distributing the Funds’ Investor Class shares, including amounts paid to brokers or dealers, at an annual rate of 0.25% of the average daily net assets of the Funds’ Investor Class shares.
For the six months ended June 30, 2025, the Funds’ Investor Class shares incurred fees pursuant to the Plan as follows:

Fund
Baird Mid Cap Growth Fund	$163,314
Baird Small/Mid Cap Growth Fund	558
Baird Equity Opportunity Fund	4
Baird Chautauqua International Growth Fund	19,889
Baird Chautauqua Global Growth Fund	1,209

8. OTHER DERIVATIVES INFORMATION
As a principal investment strategy, the Baird Equity Opportunity Fund may purchase and write options to hedge its portfolio and enhance returns. Options are subject to various risks including market risk, liquidity risk, volatility risk, counterparty risk, legal risk, and operations risk.

44

BAIRD FUNDS, INC.
Notes to the Financial Statements
June 30, 2025 (Unaudited) (Continued)
Management has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect a Fund’s Statement of Assets and Liabilities and Statement of Operations. Since the derivatives may be held for speculative trading purposes, the derivative instruments are not designated as hedging instruments. Accordingly, all realized gains and losses, as well as any change in net unrealized gains or losses on open contracts from the preceding period, are recognized as part of realized and unrealized gain (loss) in the Statement of Operations. These contracts are not subject to a master netting agreement.
The following table presents the fair value of derivative instruments for the Baird Equity Opportunity Fund as of June 30, 2025 as presented on the Fund’s Statement of Assets and Liabilities:

Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value
		Assets	Liabilities
Baird Equity Opportunity Fund
Option Contracts
Purchased option contracts	Investments, at value	$51,272	$—
Written option contracts	Written option contracts, at value	—	41,582
Total Option Contracts		$51,272	$41,582

The following table presents the results of the derivatives trading and information related to volume for the six months ended June 30, 2025. The below captions of “Net Realized” and “Net Change in Unrealized” correspond to the captions in the Fund’s Statement of Operations.

	Gain (Loss) from Trading
	Net Realized	Net Change in Unrealized Appreciation/ Depreciation
Baird Equity Opportunity Fund
Option Contracts
Purchased option contracts(a)
Equity	$(397,213)	$69,804
Written option contracts
Equity	312,061	(60,366)
Total Option Contracts	$(85,152)	$9,438

(a)	Purchased options are included in the net realized gain (loss) on investments and net change in unrealized appreciation/depreciation on investments.
The average monthly notional amount is shown as an indicator of volume. The average monthly notional amounts during the six months ended June 30, 2025 were:

	Average Notional
	Purchased	Written
Baird Equity Opportunity Fund
Option contracts
Equity	$3,553,183	$3,910,587

Please refer to the Fund’s prospectus for a full listing of risks associated with these investments.
9. SUBSEQUENT EVENTS
In preparing these financial statements, management has evaluated events after June 30, 2025. There were no subsequent events since June 30, 2025, through the date the financial statements were issued that would warrant adjustment to or additional disclosure in these financial statements.

45

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies. (Unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.

46

Item 9. Proxy Disclosure for Open-End Investment Companies. (Unaudited)
There were no matters submitted to a vote of shareholders during the period covered by this report.

47

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies. (Unaudited)
See Statements of Operations within Item 7.

48

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Subadvisory Contracts. (Unaudited)
Not applicable for the period covered by this report.

49

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable because the Registrant is not a closed-end management investment company.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable because the Registrant is not a closed-end management investment company.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable because the Registrant is not a closed-end management investment company.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 16. Controls and Procedures.

(a)	The Registrant’s management, with the participation of its principal executive and principal financial officers, have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable because the Registrant is not a closed-end management investment company.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	File the exhibits listed below as part of this Form.

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.

Incorporated by reference to the Registrant’s Form N-CSR filed on March 9, 2018.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BAIRD FUNDS, INC.

By (Signature and Title)	/s/ Mary Ellen Stanek
Mary Ellen Stanek, Principal Executive Officer

Date	9/4/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Mary Ellen Stanek
Mary Ellen Stanek, Principal Executive Officer

Date	9/4/2025

By (Signature and Title)	/s/ Dustin J. Hutter
Dustin J. Hutter, Principal Financial Officer

Date	9/4/2025